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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
(No. 033-63212)	☑

Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. 66	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
(No. 811-07736)	☑

Amendment No. 68	☑
(Check appropriate box or boxes.)
JANUS ASPEN SERIES

(Exact Name of Registrant as Specified in Charter)
151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices)          (Zip Code)
Registrant’s Telephone Number, including Area Code: 303-333-3863
Stephanie Grauerholz-Lofton — 151 Detroit Street, Denver, Colorado 80206-4805

(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                                                ▼ May 1, 2013

Institutional Shares Ticker
Fixed Income
Flexible Bond Portfolio	JAFLX
Global & International
Global Research Portfolio	JAWGX
(formerly named Worldwide Portfolio)
Overseas Portfolio	JAIGX
Growth & Core
Balanced Portfolio	JABLX
Enterprise Portfolio	JAAGX
Forty Portfolio	JACAX
Janus Portfolio	JAGRX
Specialty Equity
Global Technology Portfolio	JGLTX
Value
Janus Aspen Perkins Mid Cap Value Portfolio	JAMVX

Janus Aspen Series

Prospectus

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes nine series (each, a “Portfolio” and collectively, the “Portfolios”) of Janus Aspen Series (the “Trust”). Janus Capital Management LLC (“Janus Capital”) serves as investment adviser to each Portfolio. Janus Aspen Perkins Mid Cap Value Portfolio is subadvised by Perkins Investment Management LLC (“Perkins”).

Each Portfolio currently offers two classes of shares. The Institutional Shares (the “Shares”) are sold under the name of “Janus Aspen Series” and are offered by this Prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, “variable insurance contracts”), as well as certain qualified retirement plans.

This Prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolios. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. Certain Portfolios may not be available in connection with a particular contract, and certain contracts may limit allocations among the Portfolios. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

Portfolio summary
Flexible Bond Portfolio	2
Global Research Portfolio	7
Overseas Portfolio	11
Balanced Portfolio	15
Enterprise Portfolio	19
Forty Portfolio	23
Janus Portfolio	27
Global Technology Portfolio	31
Janus Aspen Perkins Mid Cap Value Portfolio	36

Additional information about the Portfolios
Fees and expenses	40
Additional investment strategies and general portfolio policies	40
Risks of the Portfolios	46

Management of the Portfolios
Investment adviser	54
Management expenses	54
Subadviser	57
Investment personnel	57

Other information	61

Distributions and taxes	62

Shareholder’s guide
Pricing of portfolio shares	63
Payments to financial intermediaries by Janus Capital or its affiliates	64
Purchases	64
Redemptions	65
Excessive trading	66
Shareholder communications	68

Financial highlights	69

Glossary of investment terms	78

Explanation of rating categories	83

1 ï Janus Aspen Series

Portfolio summary

Flexible Bond Portfolio

Ticker:	JAFLX	Institutional Shares

INVESTMENT OBJECTIVE

Flexible Bond Portfolio seeks to obtain maximum total return, consistent with preservation of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.51%
Other Expenses	0.06%
Total Annual Fund Operating Expenses(1)	0.57%
Fee Waiver(1)	0.02%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.55%

(1)	Janus Capital has contractually agreed to waive the Portfolio’s total annual fund operating expenses (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 0.55% until at least May 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio’s Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$58	$183	$318	$714

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 140% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, government notes and bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities. As of December 31, 2012, the Portfolio’s weighted average maturity was 7.4 years. The Portfolio will limit its investment in high-yield/high-risk bonds, also known as “junk” bonds, to 35% or less of its net assets. The Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion. The Portfolio may also invest in asset-backed securities, money market instruments, bank loans, and foreign debt securities

2 ï Flexible Bond Portfolio

(which may include investments in emerging markets). Due to the nature of the securities in which the Portfolio invests, it may have relatively high portfolio turnover compared to other Portfolios.

In addition, the Portfolio may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Portfolio may use interest rate futures to manage portfolio risk. The Portfolio’s exposure to derivatives will vary. For purposes of meeting its 80% investment policy, the Portfolio may include derivatives that have characteristics similar to the securities in which the Portfolio may directly invest.

In addition to considering economic factors such as the effect of interest rates on the Portfolio’s investments, the portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

PRINCIPAL INVESTMENT RISKS

Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio’s returns and yields will vary, and you could lose money.

Fixed-Income Securities Risk. The Portfolio invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Portfolio’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Portfolio invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price that the portfolio managers believe the security is currently worth.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Sovereign Debt Risk. The Portfolio may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Bank Loan Risk. Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-

3 ï Flexible Bond Portfolio

traded floating and fixed-rate debt securities. Participation interests and assignments involve credit, interest rate, and liquidity risk. In addition, the bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings.

Foreign Exposure Risk. The Portfolio may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Portfolio’s performance.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

4 ï Flexible Bond Portfolio

Annual Total Returns for Institutional Shares (calendar year-end)

2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
6.39%	3.97%	2.00%	4.22%	7.04%	6.02%	13.22%	7.97%	6.74%	8.34%

Best Quarter: Third Quarter 2009 5.88% Worst Quarter: Second Quarter 2004 −2.87%

Average Annual Total Returns (periods ended 12/31/12)

	1 Year	5 Years	10 Years	Since Inception (9/13/93)

Flexible Bond Portfolio

Institutional Shares	8.34%	8.43%	6.55%	7.43%

Barclays U.S. Aggregate Bond Index	4.21%	5.95%	5.18%	6.04%
(reflects no deduction for fees, expenses, or taxes)

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Gibson Smith, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since May 2007. Darrell Watters is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since May 2007.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

5 ï Flexible Bond Portfolio

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

6 ï Flexible Bond Portfolio

Portfolio summary

Global Research Portfolio
(formerly named Worldwide Portfolio)

Ticker:	JAWGX	Institutional Shares

INVESTMENT OBJECTIVE

Global Research Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.49%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.55%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$56	$176	$307	$689

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Portfolio normally invests at least 40% of its net assets in securities of issuers or companies from different countries located throughout the world, excluding the United States. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in foreign equity and debt securities.

Janus Capital’s equity research analysts, overseen by the Portfolio Oversight Team led by Janus Capital’s Director of Equity Research James P. Goff (the “Research Team”), select investments for the Portfolio which represent the Research Team’s high-conviction investment ideas in all market capitalizations, styles, and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.

7 ï Global Research Portfolio

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Mr. Goff oversees the investment process and is responsible for the day-to-day management of the Portfolio. It is expected that the Portfolio will be broadly diversified among a variety of industry sectors. The Portfolio intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Portfolio’s uninvested assets may be held in cash or similar instruments.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions, or to hedge currency exposure relative to the Portfolio’s benchmark index) and to earn income and enhance returns.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of December 31, 2012, approximately 5.9% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is

8 ï Global Research Portfolio

incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. The Research Team compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Portfolio underperformance relative to indices less biased toward growth stocks.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Institutional Shares (calendar year-end)

2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
23.99%	4.78%	5.87%	18.20%	9.63%	−44.66%	37.70%	15.83%	−13.74%	20.08%

Best Quarter: Second Quarter 2009 22.88% Worst Quarter: Fourth Quarter 2008 −23.13%

9 ï Global Research Portfolio

Average Annual Total Returns (periods ended 12/31/12)

	1 Year	5 Years	10 Years	Since Inception (9/13/93)

Global Research Portfolio

Institutional Shares	20.08%	−1.78%	5.00%	7.57%

Morgan Stanley Capital International World Indexsm	15.83%	−1.18%	7.51%	6.05%
(net of foreign withholding taxes)
(reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International All Country World Indexsm	16.13%	−1.16%	8.11%	N/A
(net of foreign withholding taxes)
(reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)

The Morgan Stanley Capital International World Indexsm is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Management: James P. Goff, CFA, is Janus Capital’s Director of Equity Research and Executive Vice President of the Portfolio, which he has managed since May 2013.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

10 ï Global Research Portfolio

Portfolio summary

Overseas Portfolio

Ticker:	JAIGX	Institutional Shares

INVESTMENT OBJECTIVE

Overseas Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.44%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.49%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$50	$157	$274	$616

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers or companies from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio typically invests 80% or more of its assets in issuers located outside the United States, it also may normally invest up to 20% of its assets, measured at the time of purchase, in U.S. issuers, and it may, under unusual circumstances, invest all or substantially all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related

11 ï Overseas Portfolio

projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded over-the-counter.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. For purposes of meeting its 80% investment policy, the Portfolio may include derivatives that have characteristics similar to the securities in which the Portfolio may directly invest. The Portfolio may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of December 31, 2012, approximately 28.2% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio

12 ï Overseas Portfolio

manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Real Estate Securities Risk. The Portfolio’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in REITs involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code, or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Portfolio.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Institutional Shares (calendar year-end)

2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
34.91%	18.99%	32.28%	47.02%	28.32%	−52.11%	79.56%	25.31%	−32.17%	13.47%

Best Quarter: Second Quarter 2009 38.52% Worst Quarter: Third Quarter 2011 −26.62%

13 ï Overseas Portfolio

Average Annual Total Returns (periods ended 12/31/12)

	1 Year	5 Years	10 Years	Since Inception (5/2/94)

Overseas Portfolio

Institutional Shares	13.47%	−3.67%	12.75%	10.56%

Morgan Stanley Capital International All Country World ex-U.S. Indexsm	16.83%	−2.89%	9.74%	N/A
(net of foreign withholding taxes)
(reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International EAFE® Index	17.32%	−3.69%	8.21%	4.51%
(net of foreign withholding taxes)
(reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)

The Morgan Stanley Capital International All Country World ex-U.S. Indexsm is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Brent A. Lynn, CFA, is Executive Vice President and Portfolio Manager of the Portfolio, which he has managed or co-managed since January 2001.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

14 ï Overseas Portfolio

Portfolio summary

Balanced Portfolio

Ticker:	JABLX	Institutional Shares

INVESTMENT OBJECTIVE

Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.60%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$61	$192	$335	$750

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets. As of December 31, 2012, approximately 58.4% of the Portfolio’s assets were held in equity securities.

In choosing investments for the Portfolio, the portfolio managers apply a “bottom up” approach with one portfolio manager focusing on the equity portion of the Portfolio and the other portfolio manager focusing on the fixed-income portion of the Portfolio. With respect to corporate issuers, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. The portfolio managers may also consider economic factors, such as the effect of interest rates on certain of the Portfolio’s fixed-income investments. The portfolio managers share day-to-day responsibility for the Portfolio’s investments.

15 ï Balanced Portfolio

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Fixed-Income Securities Risk. The Portfolio may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Portfolio’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Portfolio invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price that the portfolio managers believe the security is currently worth.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Foreign Exposure Risk. The Portfolio may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Sovereign Debt Risk. The Portfolio may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able

16 ï Balanced Portfolio

to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Institutional Shares (calendar year-end)

2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
14.05%	8.53%	7.95%	10.72%	10.54%	−15.84%	25.89%	8.39%	1.64%	13.62%

Best Quarter: Third Quarter 2009 11.47% Worst Quarter: Third Quarter 2011 −10.99%

17 ï Balanced Portfolio

Average Annual Total Returns (periods ended 12/31/12)

	1 Year	5 Years	10 Years	Since Inception (9/13/93)

Balanced Portfolio

Institutional Shares	13.62%	5.81%	8.05%	9.88%

S&P 500® Index	16.00%	1.66%	7.10%	8.09%
(reflects no deduction for fees, expenses, or taxes)

Barclays U.S. Aggregate Bond Index	4.21%	5.95%	5.18%	6.04%
(reflects no deduction for fees, expenses, or taxes)

Balanced Index	10.72%	3.96%	6.50%	7.46%
(reflects no deduction for fees, expenses, or taxes)

The Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the S&P 500® Index (55%) and the Barclays U.S. Aggregate Bond Index (45%).

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since May 2005. Gibson Smith, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since May 2005.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

18 ï Balanced Portfolio

Portfolio summary

Enterprise Portfolio

Ticker:	JAAGX	Institutional Shares

INVESTMENT OBJECTIVE

Enterprise Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.69%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$70	$221	$384	$859

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of December 31, 2012, they ranged from approximately $418 million to $24.9 billion. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

19 ï Enterprise Portfolio

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Portfolio’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

20 ï Enterprise Portfolio

Annual Total Returns for Institutional Shares (calendar year-end)

2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
35.10%	20.75%	12.31%	13.61%	22.04%	−43.72%	44.83%	25.85%	−1.42%	17.29%

Best Quarter: Second Quarter 2009 22.11% Worst Quarter: Fourth Quarter 2008 −29.10%

Average Annual Total Returns (periods ended 12/31/12)

	1 Year	5 Years	10 Years	Since Inception (9/13/93)

Enterprise Portfolio

Institutional Shares	17.29%	3.47%	11.66%	9.51%

Russell Midcap® Growth Index	15.81%	3.23%	10.32%	8.47%
(reflects no deduction for fees, expenses, or taxes)

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Brian Demain, CFA, is Executive Vice President and Portfolio Manager of the Portfolio, which he has managed since November 2007.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

21 ï Enterprise Portfolio

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

22 ï Enterprise Portfolio

Portfolio summary

Forty Portfolio

Ticker:	JACAX	Institutional Shares

INVESTMENT OBJECTIVE

Forty Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.49%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.55%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$56	$176	$307	$689

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

23 ï Forty Portfolio

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Nondiversification Risk. The Portfolio is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s NAV and total return.

Foreign Exposure Risk. The Portfolio may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

24 ï Forty Portfolio

Annual Total Returns for Institutional Shares (calendar year-end)

2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
20.54%	18.23%	12.85%	9.35%	36.99%	−44.15%	46.33%	6.75%	−6.69%	24.16%

Best Quarter: Second Quarter 2009 22.15% Worst Quarter: Third Quarter 2008 −25.35%

Average Annual Total Returns (periods ended 12/31/12)

	1 Year	5 Years	10 Years	Since Inception (5/1/97)

Forty Portfolio

Institutional Shares	24.16%	0.21%	9.31%	9.91%

Russell 1000® Growth Index	15.26%	3.12%	7.52%	4.75%
(reflects no deduction for fees, expenses, or taxes)

S&P 500® Index	16.00%	1.66%	7.10%	5.67%
(reflects no deduction for fees, expenses, or taxes)

The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. This index is used to calculate the performance fee adjustment.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Ron Sachs, CFA, is Executive Vice President and Portfolio Manager of the Portfolio, which he has managed since January 2008.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

25 ï Forty Portfolio

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

26 ï Forty Portfolio

Portfolio summary

Janus Portfolio

Ticker:	JAGRX	Institutional Shares

INVESTMENT OBJECTIVE

Janus Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.48%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.53%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$54	$170	$296	$665

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 38% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. As of December 31, 2012, the Portfolio’s weighted average market capitalization was $77.6 billion. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions), as a substitute for securities in which the Portfolio invests, and to earn income and enhance returns.

27 ï Janus Portfolio

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

28 ï Janus Portfolio

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Institutional Shares (calendar year-end)

2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
31.73%	4.57%	4.23%	11.38%	15.09%	−39.72%	36.35%	14.52%	−5.30%	18.59%

Best Quarter: First Quarter 2012 16.55% Worst Quarter: Fourth Quarter 2008 −22.06%

Average Annual Total Returns (periods ended 12/31/12)

	1 Year	5 Years	10 Years	Since Inception (9/13/93)

Janus Portfolio

Institutional Shares	18.59%	1.12%	6.88%	6.89%

Russell 1000® Growth Index	15.26%	3.12%	7.52%	7.45%
(reflects no deduction for fees, expenses, or taxes)

S&P 500® Index	16.00%	1.66%	7.10%	8.09%
(reflects no deduction for fees, expenses, or taxes)

Core Growth Index	15.64%	2.41%	7.33%	7.81%
(reflects no deduction for fees, expenses, or taxes)

The Core Growth Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%). This index is used to calculate the performance fee adjustment.

29 ï Janus Portfolio

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Jonathan D. Coleman, CFA, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since November 2007. Burton H. Wilson, Janus Capital’s Assistant Director of Equity Research, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since May 2011.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

30 ï Janus Portfolio

Portfolio summary

Global Technology Portfolio

Ticker:	JGLTX	Institutional Shares

INVESTMENT OBJECTIVE

Global Technology Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.64%
Other Expenses		0.12%
Short Sale Dividend Expenses	0.01%
Remaining Other Expenses	0.11%
Total Annual Fund Operating Expenses		0.76%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$78	$243	$422	$942

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

•	companies that the portfolio manager believes have or will develop products, processes, or services that will provide significant technological advancements or improvements; and

•	companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.

The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

31 ï Global Technology Portfolio

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Portfolio may include derivatives that have characteristics similar to the securities in which the Portfolio may directly invest. The types of derivatives in which the Portfolio may invest include options, futures, swaps, warrants, and forward exchange contracts. The Portfolio may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Portfolio invests, to increase or decrease the Portfolio’s exposure to a particular market, to adjust the Portfolio’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Portfolio’s risk profile. The Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of December 31, 2012, approximately 4.8% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings

32 ï Global Technology Portfolio

could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Industry Risk. Although the Portfolio does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. As a result, the Portfolio’s returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

33 ï Global Technology Portfolio

Annual Total Returns for Institutional Shares (calendar year-end)

2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
46.75%	0.88%	11.70%	8.12%	22.07%	−43.70%	57.09%	24.83%	−8.68%	19.60%

Best Quarter: Second Quarter 2009 27.05% Worst Quarter: Fourth Quarter 2008 −26.37%

Average Annual Total Returns (periods ended 12/31/12)

	1 Year	5 Years	10 Years	Since Inception (1/18/00)

Global Technology Portfolio

Institutional Shares	19.60%	3.81%	10.16%	−3.30%

S&P 500® Index	16.00%	1.66%	7.10%	1.74%
(reflects no deduction for fees, expenses, or taxes)

Morgan Stanley Capital International World Information Technology Index	13.30%	0.87%	7.66%	−4.30%
(net of foreign withholding taxes)
(reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: J. Bradley Slingerlend, CFA, is Executive Vice President and Portfolio Manager of the Portfolio, which he has managed since May 2011.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

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PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

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Portfolio summary

Janus Aspen Perkins Mid Cap Value Portfolio

Ticker:	JAMVX	Institutional Shares

INVESTMENT OBJECTIVE

Mid Cap Value Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.50%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.58%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$59	$186	$324	$726

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap® Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of December 31, 2012, they ranged from approximately $313 million to $24.9 billion. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio may invest, under normal circumstances, up to 20% of its net assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Portfolio may invest up to 20% of its net assets in cash or similar investments.

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The Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The portfolio managers generally look for companies with:

•	strong balance sheets and solid recurring free cash flows
•	attractive relative and absolute valuation ratios or that have underperformed recently
•	favorable reward to risk characteristics

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded over-the-counter.

The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The Portfolio has and is expected to continue to buy and sell put and call options, particularly on market indices, for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions) and to enhance returns. The Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times. For purposes of meeting its 80% investment policy, the Portfolio may include derivatives that have characteristics similar to the securities in which the Portfolio may directly invest.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio managers. When the Portfolio’s investments in cash or similar investments increase due to a lack of favorable investment opportunities or other extraordinary factors, the Portfolio may not participate in market advances or declines to the same extent that it would if the Portfolio had been fully invested.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Portfolio’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Foreign Exposure Risk. The Portfolio may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due.

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Real Estate Securities Risk. The Portfolio’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in REITs involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code, or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Portfolio.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Institutional Shares (calendar year-end)

2004	2005	2006	2007	2008	2009	2010	2011	2012
18.19%	10.43%	15.42%	7.55%	−27.77%	33.69%	15.66%	−2.64%	11.14%

Best Quarter: Second Quarter 2009 17.49% Worst Quarter: Fourth Quarter 2008 −19.94%

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Average Annual Total Returns (periods ended 12/31/12)

	1 Year	5 Years	Since Inception (5/1/03)

Mid Cap Value Portfolio

Institutional Shares	11.14%	3.86%	10.61%

Russell Midcap® Value Index	18.51%	3.79%	10.67%
(reflects no deduction for fees, expenses, or taxes)

The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. This index is used to calculate the performance fee adjustment.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Investment Subadviser: Perkins Investment Management LLC

Portfolio Managers: Jeffrey R. Kautz, CFA, is Co-Portfolio Manager of the Portfolio, which he has co-managed since inception. Thomas M. Perkins is Co-Portfolio Manager of the Portfolio, which he has co-managed since inception. Kevin Preloger is Co-Portfolio Manager of the Portfolio, which he has co-managed since April 2013.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

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Additional information about the Portfolios

FEES AND EXPENSES

Please refer to the following important information when reviewing the “Fees and Expenses of the Portfolio” table in each Portfolio Summary of the Prospectus. The fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2012.

•	“Annual Fund Operating Expenses” are paid out of a Portfolio’s assets and include fees for portfolio management and administrative services, including recordkeeping, subaccounting, and other shareholder services. You do not pay these fees directly but, as the Example in each Portfolio Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by each Portfolio to Janus Capital. Global Research Portfolio, Overseas Portfolio, Forty Portfolio, Janus Portfolio, and Mid Cap Value Portfolio each pay an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Portfolio’s performance relative to its benchmark index during a measurement period. This fee rate, prior to any performance adjustment, is 0.60% for Global Research Portfolio and 0.64% for each of Overseas Portfolio, Forty Portfolio, Janus Portfolio, and Mid Cap Value Portfolio. Any such adjustment to this base fee rate commenced February 2007 for Global Research Portfolio and Mid Cap Value Portfolio, July 2011 for Janus Portfolio, October 2011 for Overseas Portfolio, and January 2012 for Forty Portfolio, and may increase or decrease the Management Fee. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	“Other Expenses”

○	may include acquired fund fees and expenses, which are indirect expenses a Portfolio may incur as a result of investing in shares of an underlying fund. “Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a portfolio invests or has invested during the period. To the extent that a Portfolio invests in Acquired Funds, the Portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds. If applicable, such amounts are less than 0.01%.
○	may include “Short Sale Dividend Expenses.” These expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities, and stock loan fees, which are paid to the prime broker. Such expenses will vary depending on the short sale arrangement, whether the securities a Portfolio sells short pay dividends or interest, and the amount of such dividends or interest. While “Short Sale Dividend Expenses” include interest and dividends paid out on short positions and may include stock loan fees, they do not take into account the interest credit a Portfolio earns on cash proceeds of short sales held as collateral for short positions. If applicable, the amount is indicated in a Portfolio’s Fees and Expenses table.
○	may include reimbursement to Janus Services LLC of its out-of-pocket costs for serving as transfer agent and providing servicing to shareholders, including servicing provided by third parties.

•	Janus Capital has contractually agreed to waive certain Portfolios’ “Total Annual Fund Operating Expenses” to certain limits until at least May 1, 2014. The expense limits are described in the “Management Expenses” section of this Prospectus. Because a fee waiver will have a positive effect upon a portfolio’s performance, a portfolio that pays a performance-based investment advisory fee may experience a performance adjustment that is considered favorable to Janus Capital as a result of a fee waiver that is in place during the period when the performance adjustment applies.

•	All expenses in a Portfolio’s “Fees and Expenses of the Portfolio” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

ADDITIONAL INVESTMENT STRATEGIES AND GENERAL PORTFOLIO POLICIES

The Portfolios’ Board of Trustees (“Trustees”) may change each Portfolio’s investment objective or non-fundamental principal investment strategies without a shareholder vote. A Portfolio will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to a Portfolio’s objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that a Portfolio will achieve its investment objective.

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Unless otherwise stated, the following additional investment strategies and general policies apply to each Portfolio and provide further information including, but not limited to, the types of securities a Portfolio may invest in when implementing its investment objective. For some Portfolios, these strategies and policies may be part of a principal strategy. For other Portfolios, these strategies and policies may be utilized to a lesser extent. Except for the Portfolios’ policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Cash Position
The Portfolios may not always stay fully invested. For example, when the portfolio managers and/or investment personnel believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, a Portfolio’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after a Portfolio has committed available assets to desirable investment opportunities. Due to differing investment strategies, the cash positions among the Portfolios may vary significantly. When a Portfolio’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested. To the extent a Portfolio invests its uninvested cash through a sweep program (meaning its uninvested cash is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements), it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Portfolio from accessing its cash.

In addition, a Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances to meet unusually large redemptions. A Portfolio’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may take positions that are inconsistent with its investment objective. As a result, the Portfolio may not achieve its investment objective.

Common Stock
Unless its investment objective or policies prescribe otherwise, each of the Portfolios, with the exception of Flexible Bond Portfolio, may invest substantially all of its assets in common stocks. The portfolio managers and/or investment personnel generally take a “bottom up” approach to selecting companies in which to invest. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers and/or investment personnel make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The portfolio managers and/or investment personnel may sell a holding if, among other things, the security reaches the portfolio managers’ and/or investment personnel’s price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers and/or investment personnel find a better investment opportunity. The portfolio managers and/or investment personnel may also sell a Portfolio holding to meet redemptions.

Balanced Portfolio may emphasize varying degrees of income. The portfolio managers may consider dividend-paying characteristics to a greater degree than other factors in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Portfolios. Income realized on the Portfolios’ investments may be incidental to their investment objectives.

Mid Cap Value Portfolio’s portfolio managers focus on companies that have fallen out of favor with the market or appear to be temporarily misunderstood by the investment community. The portfolio managers look for companies with strong fundamentals and competent management. They generally look for companies with products and services that give them a competitive advantage. The Perkins portfolio managers’ philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation. The portfolio managers may sell a holding if, among other things, the security reaches the portfolio managers’ price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The portfolio managers may also sell a holding to meet redemptions. A company may be considered attractively valued when, in the opinion of the portfolio managers, shares of the company are selling for a price that is below their intrinsic worth (“undervalued”). A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity.

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The portfolio managers believe that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Portfolio than those obtained by paying premium prices for companies currently in favor in the market.

Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Portfolio. A Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. A Portfolio may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. Each Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Markets
Within the parameters of its specific investment policies, each Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm.

Foreign Securities
Each Portfolio may invest in foreign securities. The portfolio managers and/or investment personnel seek investments that meet the selection criteria, regardless of where an issuer or company is located. Foreign securities are generally selected on a security-by-security basis without regard to any predetermined allocation among countries or geographic regions. However, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolios may invest, and the Portfolios may at times have significant foreign exposure, including exposure to emerging markets.

High-Yield/High-Risk Bonds
A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Services (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. To the extent a Portfolio invests in high-yield/high-risk bonds, under normal circumstances, each Portfolio, with the exception of Mid Cap Value Portfolio, will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets. Mid Cap Value Portfolio will limit its investments in such bonds to 20% or less of its net assets.

Illiquid Investments
Although the Portfolios intend to invest in liquid securities, each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission (“SEC”) regulations (these are known as “restricted securities”). Under procedures adopted by the Portfolios’ Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit.

Mortgage- and Asset-Backed Securities
Certain Portfolios may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship.

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Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac. Each Portfolio may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying assets fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Portfolio’s yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans at a faster pace than expected is known as “prepayment risk,” and may shorten the effective maturities of these securities. This may result in a Portfolio having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Portfolio’s sensitivity to interest rate changes and causing its price to decline.

Nondiversification
Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. Forty Portfolio is classified as “nondiversified.” A portfolio that is classified as “nondiversified” has the ability to take larger positions in a smaller number of issuers than a portfolio that is classified as “diversified.” This gives a portfolio which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio manager has identified as the most attractive for the investment objective and strategy of the portfolio. However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a portfolio which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio which is classified as diversified. This fluctuation, if significant, may affect the performance of the portfolio.

Portfolio Turnover
In general, each Portfolio intends to purchase securities for long-term investment, although, to a limited extent, a Portfolio may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. A Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of a Portfolio’s investments, and the investment style of the portfolio managers and/or investment personnel. Changes are normally made in a Portfolio’s holdings whenever the portfolio managers and/or investment personnel believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

Due to the nature of the securities in which Flexible Bond Portfolio invests, it may have relatively high portfolio turnover compared to other Portfolios.

Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover also may have a negative effect on a Portfolio’s performance. The “Financial Highlights” section of this Prospectus shows the Portfolios’ historical turnover rates.

Real Estate-Related Securities
Each Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related

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projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded over-the-counter.

Securities Lending
A Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. Each Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. When a Portfolio lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Portfolio may earn income by investing this collateral in one or more affiliated or non-affiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, the Portfolio may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. Janus Capital intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.

Short Sales
Certain Portfolios may engage in short sales. No more than 10% of a Portfolio’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Portfolios may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. A short sale is generally a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the Portfolio will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the Portfolio may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the Portfolio may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the Portfolio will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, a Portfolio’s losses are potentially unlimited in a short sale transaction. A Portfolio’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the Portfolio may be required to pay in connection with a short sale. Such payments may result in the Portfolio having higher expenses than a Portfolio that does not engage in short sales and may negatively affect the Portfolio’s performance.

A Portfolio may also enter into short positions through derivative instruments such as options contracts, futures contracts, and swap agreements which may expose the Portfolio to similar risks. To the extent that the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Due to certain foreign countries’ restrictions, a Portfolio will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Portfolio’s ability to fully implement a short selling strategy that could otherwise help the Portfolio pursue its investment goals may be limited. There can be no assurance that the implementation of a short sale strategy will be successful.

Special Situations
Certain Portfolios may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the portfolio managers and/or investment personnel, the securities of a particular issuer will be recognized as undervalued by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company’s allocation of its existing capital,

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a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies involved in bankruptcy proceedings, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations, and a Portfolio’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Swap Agreements
Certain Portfolios may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices, the rate of inflation, or interest rates. Swaps may also be used for capital appreciation. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to a Portfolio. If the other party to a swap defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return. Various types of swaps such as credit default, equity, interest rate, and total return swaps are described in the “Glossary of Investment Terms.”

U.S. Government Securities
Certain Portfolios, particularly Flexible Bond Portfolio and Balanced Portfolio, may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the “full faith and credit” of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

Other Types of Investments
Unless otherwise stated within its specific investment policies, each Portfolio, with the exception of Flexible Bond Portfolio, may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not principal investment strategies of the Portfolios. If successful, they may benefit the Portfolios by earning a return on the Portfolios’ assets or reducing risk; however, they may not achieve the Portfolios’ investment objectives. These securities and strategies may include:

•	debt securities (such as bonds, notes, and debentures)

•	exchange-traded funds

•	preferred stocks and securities convertible into common stocks or preferred stocks

•	indexed/structured securities (such as mortgage- and asset-backed securities)

•	various derivative transactions (which could comprise a significant percentage of a portfolio’s holdings) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, inflation index, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to earn income and enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to adjust currency exposure relative to a benchmark index, to gain exposure to the market pending investment of cash balances, or to meet liquidity needs

•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

•	equity and fixed-income securities issued in private placement transactions

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•	bank loans (including when-issued bank loans), which may be acquired through loan participations and assignments (no more than 20% of Balanced Portfolio’s total assets)

Unless otherwise stated within its specific investment policies, Flexible Bond Portfolio may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not principal investment strategies of the Portfolio. If successful, they may benefit the Portfolio by earning a return on the Portfolio’s assets or reducing risk; however, they may not achieve the Portfolio’s investment objective. These securities and strategies may include:

•	equity securities (such as stocks or any other security representing an ownership interest)

•	exchange-traded funds

•	preferred stocks and securities convertible into common stocks or preferred stocks

•	pass-through securities including mortgage- and asset-backed securities and mortgage dollar rolls

•	zero coupon, pay-in-kind, and step coupon securities

•	various derivative transactions (which could comprise a significant percentage of a portfolio’s holdings) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, inflation index, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to earn income and enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to adjust currency exposure relative to a benchmark index, to gain exposure to the market pending investment of cash balances, or to meet liquidity needs

•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

•	equity and fixed-income securities issued in private placement transactions

•	bank loans (including when-issued bank loans), which may be acquired through loan participations and assignments (no more than 20% of the Portfolio’s total assets)

RISKS OF THE PORTFOLIOS

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Portfolios. To varying degrees, the Portfolios may invest in stocks, fixed-income securities, alternative strategy investments, and money market instruments or cash/cash equivalents. The following information is intended to help you better understand some of the risks of investing in the Portfolios. The impact of the following risks on a Portfolio may vary depending on the Portfolio’s investments. The greater the Portfolio’s investment in a particular security, the greater the Portfolio’s exposure to the risks associated with that security. Before investing in a Portfolio, you should consider carefully the risks that you assume when investing in the Portfolio.

Bank Loan Risk. The bank loans in which Flexible Bond Portfolio and Balanced Portfolio invest may be denominated in U.S. or non-U.S. currencies, including the euro. Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. A Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. In addition, the bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Participation interests and assignments involve credit, interest rate, and liquidity risk. To the extent a Portfolio invests in non-U.S. bank loan investments, those investments are subject to the risks of foreign investment, including Eurozone risk.

If a Portfolio purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Portfolio may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. A Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. There may be a number of intermediate participants in bank loan transactions and loan

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agreements that have specific rights, obligations, terms, and conditions. As such, any number of factors in an investment in bank loans could cause a Portfolio to lose income or principal on a particular investment, which in turn could affect a Portfolio’s returns, and you could lose money.

Interest rates on floating rate bank loans adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to a Portfolio. Additionally, borrowers may pay back principal in whole or part, prior to scheduled due dates. Such prepayment may result in a Portfolio realizing less income on a particular investment and replacing the floating rate bank loan with a less attractive security, which may provide less return to a Portfolio.

Bank loans may be subject to restrictions on resale. Certain of a Portfolio’s investments in floating rate bank loans may be deemed illiquid and a Portfolio may have limited ability to trade in secondary trading markets. Such factors may have an adverse impact on the market price of such securities and may affect a Portfolio’s returns, resulting in a loss.

A Portfolio may not be able to identify and invest in attractive floating rate bank loans, such as senior loans, as the market for such investments may be limited in certain economic conditions or because of a high number of potential purchasers of assignments and participations. In such cases, a Portfolio may invest in other floating rate debt securities or other investments which may not be as attractive. For example, a Portfolio may invest in junior or subordinated loans or unsecured loans. Such loans may not provide desired returns or may increase the potential for loss of income or principal. Bank loan investments may be generally considered speculative and risks arising from a Portfolio’s investments in bank loans may be similar to those of investments in “junk” bonds or below investment grade investments. A Portfolio’s investments in bank loans may be more sensitive to economic changes, political changes, or adverse developments specific to the borrower than higher quality investments.

Credit Quality Risks. Through a Portfolio’s investments in fixed-income securities, a Portfolio is subject to the risks associated with the credit quality of the issuers of those fixed-income securities. Credit quality measures the likelihood that the issuer or borrower will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. Higher credit risk may negatively impact a Portfolio’s returns and yield. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s, Fitch, and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay interest at a higher rate to compensate for the associated greater risk. Interest rates can fluctuate in response to economic or market conditions, which can result in a fluctuation in the price of a security and impact your return and yield. If a security has not received a rating, a Portfolio must rely upon Janus Capital’s credit assessment, which if incorrect can also impact the Portfolio’s returns and yield. Please refer to the “Explanation of Rating Categories” section of this Prospectus for a description of bond rating categories.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by a Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent a Portfolio enters into short derivative positions, a Portfolio may be exposed to risks similar to those associated with short sales, including the risk that a Portfolio’s losses are theoretically unlimited.

Emerging Markets Risk. Within the parameters of its specific investment policies, each Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. To

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the extent that a Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio’s investments. The securities markets of many of these countries may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Portfolio to obtain or to enforce a judgment against the issuers of such securities. In addition, a Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that a Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. A Portfolio may be subject to emerging markets risk to the extent that it invests in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent a Portfolio invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when a Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks.

Fixed-Income Securities Risk. The Portfolios, particularly Flexible Bond Portfolio and Balanced Portfolio, may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Portfolio’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Portfolio having to reinvest its proceeds in lower yielding securities. Fixed-income securities may also be subject to valuation risk and liquidity risk. Valuation risk is the risk that one or more of the fixed-income securities in which a Portfolio invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that a portfolio manager would like or at the price that a portfolio manager believes the security is currently worth. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Exposure Risks. Within the parameters of its specific investment policies, each Portfolio may invest in foreign debt and equity securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities because a Portfolio’s performance may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign currency denominated security, its value may be worth less in

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U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

•	Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of a Portfolio’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

•	Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares, or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for a Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on a Portfolio. Such factors may hinder a Portfolio’s ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio’s investment strategies and potentially affecting the value of the Portfolio.

•	Geographic Investment Risk. To the extent that a Portfolio invests a significant portion of its assets in a particular country or geographic region, the Portfolio will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on a Portfolio’s performance.

•	Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Growth Securities Risk. The Portfolios invest in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If a portfolio manager’s and/or investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing a Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. Global Research Portfolio’s Research Team compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Portfolio underperformance relative to indices less biased toward growth stocks.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s, Fitch, and Moody’s or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

The secondary market on which high-yield securities are traded is less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Additionally, it may

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be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of this Prospectus for a description of bond rating categories.

Industry Risk. Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Portfolio’s investments, if any, in multiple companies in a particular industry increase that Portfolio’s exposure to industry risk. In technology-related industries, competitive pressures may have a significant effect on the performance of companies in which a Portfolio may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.

Interest Rate Risk. Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern. Flexible Bond Portfolio may manage interest rate risk by varying the average-weighted effective maturity of the holdings to reflect the analysis of interest rate trends and other factors. Flexible Bond Portfolio’s average-weighted effective maturity will tend to be shorter when the portfolio managers expect interest rates to rise and longer when the portfolio managers expect interest rates to fall. A Portfolio may also use futures, swaps, options, and other derivatives to manage interest rate risk. The income component of Balanced Portfolio’s holdings includes fixed-income securities.

Management Risk. The Portfolios are actively managed investment portfolios and are therefore subject to the risk that the investment strategies employed for the Portfolios may fail to produce the intended results. A Portfolio may underperform its benchmark index or other mutual funds with similar investment objectives.

Because the Portfolios, with the exception of Flexible Bond Portfolio, may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Portfolio’s share price may also decrease.

Because Flexible Bond Portfolio invests substantially all of its assets in fixed-income securities or income-generating securities, it is subject to risks such as credit risk and interest rate fluctuations. The Portfolio’s performance may also be affected by risks of certain types of investments, such as foreign (non-U.S.) securities and derivative instruments.

The Portfolios may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that a portfolio manager’s and/or investment personnel’s use of derivative investments will benefit the Portfolios. A Portfolio’s performance could be worse than if the Portfolio had not used such instruments. Use of such investments may instead increase risk to the Portfolio, rather than reduce risk.

A Portfolio’s performance may also be significantly affected, positively or negatively, by a portfolio manager’s and/or investment personnel’s use of certain types of investments, such as foreign (non-U.S.) securities, non-investment grade bonds (“junk” bonds), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that a portfolio manager’s and/or investment personnel’s use of IPOs and other types of investments may have a magnified performance impact on a portfolio with a small asset base and the portfolio may not experience similar performance as its assets grow.

Market Risk. The value of a Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio managers’ and/or investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities

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prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s holdings decreases, the Portfolio’s net asset value will also decrease, which means if you sell your shares in the Portfolio you may lose money.

It is also important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on a Portfolio, such as a decline in the value and liquidity of many securities held by the Portfolio, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Portfolio expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by a Portfolio, including potentially limiting or completely restricting the ability of the Portfolio to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

In addition, European markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and worldwide sellers of credit default swaps linked to that country’s creditworthiness. These trends have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of all European countries, which in turn may have a material adverse effect on a Portfolio’s investments in such countries, other countries that depend on European countries for significant amounts of trade or investment, or issuers with exposure to European debt.

Mortgage-Backed Securities Risk. Rising interest rates tend to extend the duration of, or reduce the rate of prepayments on, mortgage-backed securities, making them more sensitive to changes in interest rates (“extension risk”). As a result, in a period of rising interest rates, the price of mortgage-backed securities may fall, causing a Portfolio that holds mortgage-backed securities to exhibit additional volatility. Mortgage-backed securities are also subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce a Portfolio’s returns because the Portfolio will have to reinvest that money at lower prevailing interest rates.

In addition to extension risk and prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Nondiversification Risk. Forty Portfolio is classified as nondiversified under the Investment Company Act of 1940, as amended, and may hold a greater percentage of its assets in a smaller number of issuers. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return. Being nondiversified may also make the Portfolio more susceptible to financial, economic, political, or other developments that may impact a security. Although the Portfolio may satisfy the requirements for a diversified portfolio, its nondiversified classification gives the portfolio manager more flexibility to hold larger positions in a smaller number of

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securities than a portfolio that is classified as diversified. A Portfolio’s policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the Portfolio’s performance and share price. Since Forty Portfolio normally invests primarily in a core portfolio of 20-40 common stocks, this risk may be increased.

Real Estate Securities Risk. To the extent it holds equity and/or debt securities of real estate-related companies, a Portfolio may be affected by the risks associated with real estate investments. The value of securities of companies in real estate and real estate-related industries, including securities of REITs, is sensitive to decreases in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding/supply and demand, increased competition, local and general economic conditions, increases in operating costs, environmental liabilities, management skill in running a REIT, and the creditworthiness of the REIT. In addition, mortgage REITs and mortgage-backed securities are subject to prepayment risk. Mortgage-backed securities comprised of subprime mortgages and investments in other real estate-backed securities comprised of under-performing real estate assets also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. If a Portfolio has REIT investments, the Portfolio’s shareholders will indirectly bear their proportionate share of the REIT’s expenses, in addition to their proportionate share of the Portfolio’s expenses.

REIT Risk. To the extent that a Portfolio invests in REITs, it may be subject to the additional risks associated with REIT investments. The ability to trade REITs in the secondary market can be more limited compared to other equity investments, and certain REITs have relatively small market capitalizations, which can increase the volatility of the market price for their securities. REITs are also subject to heavy cash flow dependency to allow them to make distributions to their shareholders. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs and changes in capital markets and interest rates. The prices of mortgage REITs are affected by the quality of any credit they extend, the creditworthiness of the mortgages they hold, as well as by the value of the property that secures the mortgages. Equity REITs and mortgage REITs generally are not diversified and are subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. There is also the risk that borrowers under mortgages held by a REIT or lessees of a property that a REIT owns may be unable to meet their obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may incur substantial costs associated with protecting its investments. Certain “special purpose” REITs in which a Portfolio may invest focus their assets in specific real property sectors, such as hotels, shopping malls, nursing homes, or warehouses, and are therefore subject to the specific risks associated with adverse developments in these sectors.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements are transactions in which a Portfolio sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The repurchase price consists of the sale price plus an incremental amount reflecting the interest cost to the Portfolio on the proceeds it has received from the initial sale. Reverse repurchase agreements involve the risk that the value of securities that a Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Additionally, such transactions are only advantageous if the interest cost to a Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Interest costs on the proceeds received in a reverse repurchase agreement may exceed the return received on the investments made by a Portfolio with those proceeds, resulting in reduced returns to shareholders. When a Portfolio enters into a reverse repurchase agreement, it is subject to the risk that the buyer (counterparty) may default on its obligations to the Portfolio. In the event of such a default, the Portfolio may experience delays, costs, and losses, all of which may reduce returns to shareholders. Investing reverse repurchase proceeds may also have a leveraging effect on a Portfolio’s holdings. A Portfolio’s use of leverage can magnify the effect of any gains or losses, causing the Portfolio to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy used by a Portfolio will be successful.

Small- and Mid-Sized Companies Risk. A Portfolio’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on a Portfolio’s returns, especially as market conditions change.

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Sovereign Debt Risk. A Portfolio may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid.

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Management of the Portfolios

INVESTMENT ADVISER

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Portfolio. Janus Capital is responsible for the day-to-day management of the Portfolios’ investment portfolios and furnishes continuous advice and recommendations concerning the Portfolios’ investments for all Portfolios except Mid Cap Value Portfolio. Perkins is responsible for the day-to-day management of the investment portfolio of Mid Cap Value Portfolio subject to the general oversight of Janus Capital. Janus Capital also provides certain administration and other services and is responsible for other business affairs of each Portfolio.

Janus Capital (together with its predecessors) has served as investment adviser to Janus mutual funds since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.

Janus Capital furnishes certain administration, compliance, and accounting services for the Portfolios and is reimbursed by the Portfolios for certain of its costs in providing those services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. Janus Capital provides office space for the Portfolios. Some expenses related to compensation payable to the Janus funds’ Chief Compliance Officer and compliance staff are shared with the Janus funds. The Portfolios also pay for salaries, fees, and expenses of certain Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Janus funds. The Janus funds pay these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolios.

MANAGEMENT EXPENSES

Each Portfolio pays Janus Capital an investment advisory fee and incurs expenses, including any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. Each Portfolio’s investment advisory fee is calculated daily and paid monthly. Each Portfolio’s advisory agreement details the investment advisory fee and other expenses that each Portfolio must pay. Janus Capital pays Perkins a subadvisory fee from its investment advisory fee for managing Mid Cap Value Portfolio.

The following tables reflect each Portfolio’s contractual investment advisory fee rate or base fee rate, as applicable (expressed as an annual rate), as well as the actual investment advisory fee rate paid by each Portfolio to Janus Capital (gross and net of fee waivers, if applicable). The investment advisory fee rate is aggregated to include all investment advisory fees paid by a Portfolio.

Fixed-Rate Investment Advisory Fee
The Portfolios reflected below pay an investment advisory fee at a fixed rate based on each Portfolio’s average daily net assets.

			Actual Investment
		Contractual	Advisory Fee
	Average Daily	Investment	Rate (%) (for
	Net Assets	Advisory Fee (%)	the fiscal year ended
Portfolio Name	of the Portfolio	(annual rate)	December 31, 2012)
Fixed Income
Flexible Bond Portfolio(1)	First $300 Million	0.55	0.49
	Over $300 Million	0.45

Growth & Core
Balanced Portfolio	All Asset Levels	0.55	0.55
Enterprise Portfolio	All Asset Levels	0.64	0.64

Specialty Equity
Global Technology Portfolio(1)	All Asset Levels	0.64	0.64

(1)	Janus Capital has agreed to waive the Portfolio’s total annual fund operating expenses (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to a certain level until at least May 1, 2014. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the

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“Fees and Expenses of the Portfolio” table in the Portfolio Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waiver is not reflected in the contractual fee rate shown.

Performance-Based Investment Advisory Fee
Global Research Portfolio, Mid Cap Value Portfolio, Janus Portfolio, Overseas Portfolio, and Forty Portfolio each pay an investment advisory fee rate that may adjust up or down based on each Portfolio’s performance relative to the cumulative investment record of its benchmark index over the performance measurement period as reflected in the table below. Any adjustment to the investment advisory fee rate was effective February 2007 for Global Research Portfolio and Mid Cap Value Portfolio, July 2011 for Janus Portfolio, October 2011 for Overseas Portfolio, and January 2012 for Forty Portfolio. Prior to such time, only the base fee rate shown below applied. The third column shows the performance hurdle for outperformance or underperformance during the measurement period relative to each Portfolio’s respective benchmark index. The fourth column shows the performance adjusted investment advisory fee rate, which is equal to each Portfolio’s base fee rate plus or minus the performance adjustment over the period without any fee waivers. The fifth column shows the actual investment advisory fee rate, which is equal to each Portfolio’s base fee rate plus or minus the performance adjustment over the period and includes any applicable fee waiver. This fifth column shows the actual amount of the investment advisory fee rate paid by each Portfolio as of the end of the fiscal year.

As an example, if a Portfolio outperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would increase by 0.15% (assuming constant assets). Conversely, if a Portfolio underperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would decrease by 0.15% (assuming constant assets). Actual performance within the full range of the performance hurdle rate may result in positive or negative incremental adjustments to the advisory fee of greater or less than 0.15%. Additional details discussing the performance fee are included below with further description in the SAI.

			Performance	Actual Investment
			Adjusted	Advisory Fee
		Performance	Investment	Rate (%) (for
	Base Fee	Hurdle vs.	Advisory Fee	the fiscal year ended
Portfolio Name	Rate (%)	Benchmark Index	Rate (%)	December 31, 2012)
Global Research Portfolio	0.60	± 6.00%	0.49	0.49

Mid Cap Value Portfolio(1)	0.64	± 4.00%	0.50	0.50

Janus Portfolio	0.64	± 4.50%	0.48	0.48

Overseas Portfolio	0.64	± 7.00%	0.44	0.44

Forty Portfolio	0.64	± 8.50%	0.49	0.49

(1)	Janus Capital has agreed to waive the Portfolio’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to a certain level until at least May 1, 2014. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waiver and any applicable performance adjustment are not reflected in the base fee rate shown.

For Global Research Portfolio, Mid Cap Value Portfolio, Janus Portfolio, Overseas Portfolio, and Forty Portfolio, the investment advisory fee rate is determined by calculating a base fee (shown in the previous table) and applying a performance adjustment (described in further detail below). The performance adjustment either increases or decreases the base fee depending on how well each Portfolio has performed relative to its benchmark index as shown below:

Portfolio Name	Benchmark Index
Global Research Portfolio	MSCI World Indexsm(1)

Mid Cap Value Portfolio	Russell Midcap® Value Index

Janus Portfolio	Core Growth Index

Overseas Portfolio	MSCI All Country World ex-U.S. Indexsm(1)

Forty Portfolio	Russell 1000® Growth Index

(1)	The index includes reinvestment of dividends, net of foreign withholding taxes.

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The calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/– Performance Adjustment

The investment advisory fee rate paid to Janus Capital by each Portfolio in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Portfolio’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio’s average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment is made until a Portfolio’s performance-based fee structure has been in effect for at least 12 months (15 months for Overseas Portfolio; or 18 months for Forty Portfolio). When a Portfolio’s performance-based fee structure has been in effect for at least 12 months (15 months for Overseas Portfolio; or 18 months for Forty Portfolio), but less than 36 months, the performance measurement period is equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustment began February 2007 for Global Research Portfolio and Mid Cap Value Portfolio, July 2011 for Janus Portfolio, October 2011 for Overseas Portfolio, and January 2012 for Forty Portfolio.

No Performance Adjustment is applied unless the difference between a Portfolio’s investment performance and the cumulative investment record of the Portfolio’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Portfolio outperforms or underperforms its benchmark index. Because the Performance Adjustment is tied to a Portfolio’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Portfolio’s Shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Portfolio’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Portfolio is calculated net of expenses whereas a Portfolio’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Portfolio and the Portfolio’s benchmark index. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued throughout the month. The investment fee is paid monthly in arrears. Under extreme circumstances involving underperformance by a rapidly shrinking Portfolio, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Portfolio.

The application of an expense limit, if any, will have a positive effect upon Mid Cap Value Portfolio’s performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

The investment performance of a Portfolio’s Service Shares for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether a particular Portfolio’s performance was above or below its benchmark index by comparing the investment performance of the Portfolio’s Service Shares against the cumulative investment record of that Portfolio’s benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Portfolio, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it depends on the performance of each Portfolio relative to the record of the Portfolio’s benchmark index and future changes to the size of each Portfolio.

A discussion regarding the basis for the Trustees’ approval of the Portfolios’ investment advisory agreements and subadvisory agreement (as applicable) is included in the Portfolios’ annual or semiannual report to shareholders. You can request the Portfolios’ annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/variable-insurance.

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Expense Limitations
Janus Capital has contractually agreed to waive the advisory fee payable by each Portfolio listed below in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of each Portfolio, see the “Fees and Expenses of the Portfolio” table in each Portfolio Summary of the Prospectus. Janus Capital has agreed to continue each waiver until at least May 1, 2014. Mortality risk, expense risk, and other charges imposed by participating insurance companies are also excluded from the expense limitations noted.

Portfolio Name	Expense Limit Percentage (%)
Fixed Income
Flexible Bond Portfolio	0.55

Specialty Equity
Global Technology Portfolio	0.97

Value
Mid Cap Value Portfolio(1)	0.86

(1)	The Portfolio pays an investment advisory fee rate that may adjust up or down based on the Portfolio’s performance relative to its benchmark index during a measurement period. Because a fee waiver will have a positive effect upon the Portfolio’s performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital.

SUBADVISER

Perkins Investment Management LLC (“Perkins”) serves as subadviser to Mid Cap Value Portfolio and has served in such capacity since the Portfolio’s inception. Perkins (together with its predecessors), 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606, has been in the investment management business since 1984 and provides day-to-day management of the investment operations of Mid Cap Value Portfolio, as well as other mutual funds and separate accounts. Janus Capital owns approximately 78% of Perkins. Perkins has the option to require Janus Capital to purchase all or part of its remaining ownership interests following certain anniversary dates. On February 1, 2013, Perkins exercised its rights to put 98% of its interests to Janus Capital. The transaction is expected to close in August 2013.

INVESTMENT PERSONNEL

Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Portfolio described. The Portfolios are presented in the order listed on this Prospectus’ cover.

Flexible Bond Portfolio
Co-Portfolio Managers Gibson Smith and Darrell Watters jointly share responsibility for the day-to-day management of the Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other.

Gibson Smith is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Flexible Bond Portfolio, which he has co-managed since May 2007. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. He holds a Bachelor’s degree in Economics from the University of Colorado.

Darrell Watters is Executive Vice President and Co-Portfolio Manager of Flexible Bond Portfolio, which he has co-managed since May 2007. Mr. Watters is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor’s degree in Economics from Colorado State University.

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Global Research Portfolio
The Research Team (Janus Capital’s equity research analysts overseen by the Portfolio Oversight Team led by James P. Goff) selects investments for the Portfolio and has done so since May 2013.

James P. Goff, CFA, is Janus Capital’s Director of Equity Research and Executive Vice President of the Portfolio, which he has managed since May 2013. Mr. Goff is primarily responsible for the day-to-day operations of the Portfolio. He leads the Portfolio Oversight Team that reviews the Portfolio’s risks, overall structure, and guidelines. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.

Overseas Portfolio
Brent A. Lynn, CFA, is Executive Vice President and Portfolio Manager of Overseas Portfolio, which he has managed or co-managed since January 2001. Mr. Lynn joined Janus Capital in 1991 as a research analyst. He holds a Bachelor of Arts degree in Economics and a Master’s degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn holds the Chartered Financial Analyst designation.

Balanced Portfolio
Co-Portfolio Managers Marc Pinto and Gibson Smith jointly share responsibility for the day-to-day management of the Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Pinto focuses on the equity portion of the Portfolio. Mr. Smith focuses on the fixed-income portion of the Portfolio.

Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of Balanced Portfolio, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. Mr. Pinto holds a Bachelor’s degree in History from Yale University and a Master’s degree in Business Administration from Harvard University. He holds the Chartered Financial Analyst designation.

Gibson Smith is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Balanced Portfolio, which he has co-managed since May 2005. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor’s degree in Economics from the University of Colorado.

Enterprise Portfolio
Brian Demain, CFA, is Executive Vice President and Portfolio Manager of Enterprise Portfolio, which he has managed since November 2007. Mr. Demain is also Portfolio Manager of other Janus accounts. Mr. Demain joined Janus Capital in 1999 as a securities analyst. He holds a Bachelor’s degree in Economics from Princeton University, where he graduated summa cum laude and was a recipient of the Daniel L. Rubinfeld ’67 Prize in Empirical Economics for his senior thesis. Mr. Demain holds the Chartered Financial Analyst designation.

Forty Portfolio
Ron Sachs, CFA, is Executive Vice President and Portfolio Manager of Forty Portfolio, which he has managed since January 2008. He is also Portfolio Manager of other Janus accounts. Mr. Sachs joined Janus Capital in 1996 as a research analyst. He holds a Bachelor’s degree (cum laude) in Economics from Princeton and a Juris Doctorate from the University of Michigan. Mr. Sachs holds the Chartered Financial Analyst designation.

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Janus Portfolio
Co-Portfolio Managers Jonathan D. Coleman and Burton H. Wilson are responsible for the day-to-day management of the Portfolio. Mr. Coleman, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Jonathan D. Coleman, CFA, is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Portfolio, which he has co-managed since November 2007. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor’s degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

Burton H. Wilson, Janus Capital’s Assistant Director of Equity Research, is Executive Vice President and Co-Portfolio Manager of Janus Portfolio, which he has co-managed since May 2011. He is also Portfolio Manager of other Janus accounts. Mr. Wilson joined Janus Capital in 2005 as a research analyst. Mr. Wilson holds a Bachelor of Arts degree in Mathematics from the University of Virginia, a Juris Doctorate from the University of Virginia School of Law, and a Master’s degree in Business Administration from the University of California at Berkeley’s Haas School of Business.

Global Technology Portfolio
J. Bradley Slingerlend, CFA, is Executive Vice President and Portfolio Manager of Global Technology Portfolio, which he has managed since May 2011. He is also Portfolio Manager of other Janus accounts and performs duties as an equity research analyst. Mr. Slingerlend served as co-portfolio manager of the Portfolio from February 2006 until May 2007. Mr. Slingerlend initially joined Janus Capital in 2000 as a research analyst and left in 2007. He re-joined Janus Capital in November 2007 as an equity research analyst. He holds a Bachelor’s degree in Economics and Astrophysics from Williams College. Mr. Slingerlend holds the Chartered Financial Analyst designation.

Mid Cap Value Portfolio
Co-Portfolio Managers Jeffrey R. Kautz, Thomas M. Perkins, and Kevin Preloger are responsible for the day-to-day management of the Portfolio, with no limitation on the authority of any one co-portfolio manager in relation to the others.

Jeffrey R. Kautz, CFA, is Co-Portfolio Manager of Mid Cap Value Portfolio, which he has co-managed since inception. He is also Portfolio Manager of other Janus accounts. Mr. Kautz is Chief Investment Officer of Perkins (since 2007) and has served as a research analyst for the value products of Perkins since October 1997. Previously, he was Co-Portfolio Manager for Berger Mid Cap Value Fund. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz holds the Chartered Financial Analyst designation.

Thomas M. Perkins is Co-Portfolio Manager of Mid Cap Value Portfolio, which he has co-managed since inception. He is also Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Previously, he was Co-Portfolio Manager for Berger Mid Cap Value Fund. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University.

Kevin Preloger is Co-Portfolio Manager of Mid Cap Value Portfolio, which he has co-managed since April 2013. He is also Portfolio Manager of other Janus accounts. Mr. Preloger joined Perkins in May 2002 as a research analyst covering the financial services sector. He holds a Bachelor of Arts degree in Economics from Northwestern University.

Information about the portfolio managers’ and/or investment personnel’s compensation structure and other accounts managed, as well as the range of their individual ownership of securities of the specific Portfolio(s) they manage and the aggregate range of their individual ownership in all mutual funds advised by Janus Capital, is included in the SAI.

Conflicts of Interest
Janus Capital and Perkins each manage many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may

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adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. Because Janus Capital is the adviser to the Janus “funds of funds” and the Janus funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among such Janus funds. To the extent that a Portfolio is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to that Portfolio. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund’s transaction costs. Large redemptions by a Janus “fund of funds” may cause a fund’s expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Portfolios’ SAI.

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Other information

CLASSES OF SHARES

Only Institutional Shares are offered by this Prospectus. Institutional Shares are sold under the name Janus Aspen Series. The Shares are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans, that require a fee from Portfolio assets to procure distribution and/or administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares, please call 1-800-525-0020. In addition, for an analysis of fees associated with an investment in either share class or other similar funds, please visit www.finra.org/fundanalyzer.

CLOSED FUND POLICIES

A Portfolio may limit sales of its Shares to new investors if Janus Capital and the Trustees believe continued sales may adversely affect the Portfolio’s ability to achieve its investment objective. If sales of a Portfolio are limited, it is expected that existing shareholders invested in the Portfolio would be permitted to continue to purchase Shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Requests for new accounts into a closed portfolio would be reviewed by management, taking into consideration eligibility requirements and whether the addition to the portfolio is believed to negatively impact existing portfolio shareholders. The closed portfolio may decline opening new accounts, including eligible new accounts, if it would be in the best interests of the portfolio and its shareholders. If applicable, additional information regarding general policies and exceptions can be found in the closed portfolios’ prospectuses.

LIQUIDATION/REORGANIZATION OF A PORTFOLIO

It is important to know that, pursuant to the Trust’s Amended and Restated Trust Instrument and in accordance with any applicable regulations and laws, the Trustees have the authority to merge, liquidate, and/or reorganize a Portfolio into another portfolio without seeking shareholder vote or consent.

DISTRIBUTION OF THE PORTFOLIOS

The Portfolios are distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

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Distributions and taxes

DISTRIBUTIONS

To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Portfolio’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term capital gains, if any, are paid to shareholders as capital gains distributions, regardless of how long Shares of the Portfolio have been held. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

Distribution Schedule
Dividends for the Portfolios are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June. However, in certain situations it may be necessary for a Portfolio to declare and distribute capital gains in December. If necessary, dividends and net capital gains may be distributed at other times as well. Distributions of net investment income and net capital gains, if any, are automatically reinvested in additional Shares of the Portfolios.

How Distributions Affect a Portfolio’s NAV
Distributions are paid to shareholders as of the record date of a distribution of a Portfolio, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Portfolio’s daily net asset value (“NAV”). The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio’s share price was $10.00 on December 30, the Portfolio’s share price on December 31 would be $9.75, barring market fluctuations.

TAXES

Taxes on Distributions
Because Shares of the Portfolios may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by a Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. Generally, withdrawals from such contracts or plans may be subject to federal income tax at ordinary income rates and, if withdrawals are made from a retirement plan before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

Taxation of the Portfolios
Dividends, interest, and some capital gains received by the Portfolios on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Portfolio is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolios.

The Portfolios do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of each Portfolio are sold in connection with variable insurance contracts, each Portfolio intends to satisfy the diversification requirements applicable to insurance company separate accounts under the Internal Revenue Code. Portfolios that invest in partnerships may be subject to state tax liabilities.

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Shareholder’s guide

Investors may not purchase or redeem Shares of the Portfolios directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through certain qualified retirement plans. Certain Portfolios may not be available in connection with a particular contract, and certain contracts may limit allocations among the Portfolios. Refer to the prospectus for the participating insurance company’s separate account or your plan documents for instructions on purchasing or selling variable insurance contracts and on how to select specific Portfolios as investment options for a contract or a qualified retirement plan.

With certain limited exceptions, the Portfolios are available only to U.S. citizens or residents.

PRICING OF PORTFOLIO SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. A Portfolio’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Foreign securities held by a Portfolio may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of a Portfolio’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Portfolio’s Shares.

All purchases and redemptions will be duly processed at the NAV next determined after your request is received in good order by a Portfolio or its agents. In order to receive a day’s price, your order must be received in good order by a Portfolio (or insurance company or plan sponsor) or its agents by the close of the regular trading session of the NYSE.

Securities held by the Portfolios are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Portfolios use systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, a Portfolio’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Portfolio’s securities and the reflection of such change in the Portfolio’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as “stale pricing”). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of a Portfolio may dilute the NAV of the Portfolio, which negatively impacts long-term shareholders. The Portfolios’ fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by a Portfolio, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

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PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

From its own assets, Janus Capital or its affiliates may pay fees to selected insurance companies, qualified plan service providers or their affiliates, or other financial intermediaries that distribute, market, or promote the Portfolios or perform related services for contract owners and plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

Janus Capital or its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Portfolios. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the fees described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) fees or reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price a contract owner or plan participant pays for Shares nor the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Portfolios and when considering which share class of a Portfolio is most appropriate for you. Please contact your insurance company or plan sponsor for details on such arrangements.

PURCHASES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of each Portfolio. Under certain circumstances, the Portfolios may permit an in-kind purchase of Shares. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf. As discussed under “Payments to financial intermediaries by Janus Capital or its affiliates,” Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers, or their affiliates, or other financial intermediaries that were

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instrumental in the acquisition or retention of accounts for the Portfolios or that provide services in connection with investments in the Portfolios. You should consider such arrangements when evaluating any recommendation of the Portfolios.

Each Portfolio reserves the right to reject any purchase order, including exchange purchases, for any reason. The Portfolios are not intended for excessive trading. For more information about the Portfolios’ policy on excessive trading, refer to “Excessive Trading.”

The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your insurance company or plan sponsor is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your insurance company or plan sponsor may temporarily limit additional share purchases. In addition, your insurance company or plan sponsor may close an account if they are unable to verify a shareholder’s identity. Please contact your insurance company or plan sponsor if you need additional assistance when completing your application or additional information about the insurance company or plan sponsor’s Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus Capital’s Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Potential Conflicts
Although the Portfolios do not currently anticipate any disadvantages to policy owners because each Portfolio offers its Shares to unaffiliated variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more Portfolios or substitute Shares of another Portfolio. If this occurs, a Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Portfolios may refuse to sell their Shares to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio’s Shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio’s shareholders. It is possible that a qualified plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolios. Janus Capital intends to monitor such qualified plans, and the Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

REDEMPTIONS

Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through certain qualified retirement plans. Please refer to the appropriate separate account prospectus or plan documents for details.

Shares of each Portfolio may be redeemed on any business day on which the Portfolio’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Portfolio or its agents. Redemption proceeds will normally be sent the business day following receipt of the redemption order.

Each Portfolio reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Portfolios to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

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Large Shareholder Redemptions
Certain participating insurance companies, accounts, or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio’s Shares. Redemptions by these participating insurance companies or accounts of their holdings in a Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force a Portfolio to sell securities, which may negatively impact the Portfolio’s brokerage costs.

Redemptions In-Kind
Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a portfolio, by delivery of securities selected from its assets at its discretion. However, each Portfolio is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Portfolio for cash redemptions.

While a Portfolio may pay redemptions in-kind, a Portfolio may instead choose to raise cash to meet redemption requests through the sale of portfolio securities or permissible borrowings. If a Portfolio is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s NAV and may increase brokerage costs.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares (“excessive trading”). The Portfolios are intended for long-term investment purposes only, and the Portfolios will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Portfolios’ excessive trading policies may be cancelled or revoked by a Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolios may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries (such as insurance companies or plan sponsors). By their nature, omnibus accounts, in which purchases and redemptions of the Portfolios’ shares by multiple investors are aggregated by the intermediary and presented to the Portfolios on a net basis, may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Portfolios attempt to deter excessive trading through at least the following methods:

•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Portfolio Shares.”

Generally, a purchase and redemption of Shares from the same Portfolio (i.e., “round trip”) within 90 calendar days may result in enforcement of a Portfolio’s excessive trading policies and procedures with respect to future purchase orders, provided that each Portfolio reserves the right to reject any purchase request as explained above.

The Portfolios monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of any investor who makes more than one round trip in a Portfolio over a 90-day period, and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolios’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

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The Portfolios’ Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of the Portfolios’ excessive trading policies and procedures and may be rejected in whole or in part by a Portfolio. The Portfolios, however, cannot always identify or reasonably detect excessive trading that may be facilitated by insurance companies or plan sponsors or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Portfolios, and thus the Portfolios may have difficulty curtailing such activity. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolios’ excessive trading policies may be cancelled or revoked by a Portfolio by the next business day following receipt by that Portfolio.

In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolios or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolios’ ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Portfolio shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolios’ methods to detect and deter excessive trading.

Each Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Portfolio. For example, a Portfolio may refuse a purchase order if the portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Portfolio’s investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Portfolios’ policies and procedures regarding excessive trading may be modified at any time by the Portfolios’ Trustees.

Excessive Trading Risks
Excessive trading may present risks to a Portfolio’s long-term shareholders. Excessive trading into and out of a Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders, and may increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Portfolios that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a portfolio based on events occurring after the close of a foreign market that may not be reflected in the portfolio’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in portfolios which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as “stale pricing”). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. Although the Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Portfolio shares.

Although the Portfolios take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolios may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Portfolios and their

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agents. This makes the Portfolios’ identification of excessive trading transactions in the Portfolios through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Moreover, the contract between an insurance company and the owner of a variable insurance contract may govern the frequency with which the contract owner may cause the insurance company to purchase or redeem shares of a Portfolio. Although the Portfolios encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolios cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their insurance company or plan sponsor with respect to excessive trading in the Portfolios.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the portfolios and to protect the confidentiality of the portfolios’ holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each Portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Portfolio shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for each Portfolio at janus.com/variable-insurance.

Each Portfolio may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. Each Portfolio’s top portfolio holdings, in order of position size and as a percentage of a Portfolio’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. Each Portfolio may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Portfolio performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Portfolios disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Portfolios’ holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Portfolios’ SAI.

SHAREHOLDER COMMUNICATIONS

Your insurance company or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolios that you have authorized for investment. These reports show each Portfolio’s investments and the market value of such investments, as well as other information about each Portfolio and its operations. Please contact your insurance company or plan sponsor to obtain these reports. The Trust’s fiscal year ends December 31.

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Financial highlights

The financial highlights tables are intended to help you understand the Portfolios’ financial performance through December 31 of the fiscal years shown. Items “Net asset value, beginning of period” through “Net asset value, end of period” reflect financial results for a single Portfolio Share. The gross expense ratio reflects expenses prior to any expense offset arrangement and waivers (reimbursements), if applicable. The net expense ratio reflects expenses after any expense offset arrangement and waivers (reimbursements), if applicable. The information shown for the fiscal years ended December 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolios (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. If these charges and expenses had been included, the performance for the years shown would be lower. “Total return” information may include adjustments in accordance with generally accepted accounting principles. As a result, returns may differ from returns for shareholder transactions.

Flexible Bond Portfolio – Institutional Shares
	Years ended December 31
	2012	2011	2010	2009	2008

Net asset value, beginning of period	$12.27	$12.70	$12.56	$11.61	$11.46

Income from investment operations:
Net investment income/(loss)	0.43	0.49	0.49	0.57	0.53
Net gain/(loss) on securities (both realized and unrealized)	0.57	0.32	0.51	0.94	0.14
Total from investment operations	1.00	0.81	1.00	1.51	0.67

Less distributions:
Dividends (from net investment income)	(0.44)	(0.49)	(0.50)	(0.55)	(0.52)
Distributions (from capital gains)	(0.24)	(0.75)	(0.36)	(0.01)	—
Total distributions	(0.68)	(1.24)	(0.86)	(0.56)	(0.52)

Net asset value, end of period	$12.59	$12.27	$12.70	$12.56	$11.61

Total return	8.34%	6.66%	8.06%	13.22%	5.93%

Net assets, end of period (in thousands)	$381,593	$376,299	$368,544	$304,204	$309,504
Average net assets for the period (in thousands)	$378,140	$364,656	$351,717	$302,033	$306,207
Ratio of gross expenses to average net assets	0.57%	0.57%	0.56%	0.59%	0.60%
Ratio of net expenses to average net assets	0.55%	0.55%	0.56%	0.59%	0.60%
Ratio of net investment income/(loss) to average net assets	2.87%	3.82%	4.04%	4.65%	4.56%
Portfolio turnover rate	140%	164%	169%	271%	169%

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Global Research Portfolio* – Institutional Shares
	Years ended December 31
	2012	2011	2010	2009	2008

Net asset value, beginning of period	$25.83	$30.13	$26.18	$19.27	$35.35

Income from investment operations:
Net investment income/(loss)	0.37	0.31	0.20	0.29	0.37
Net gain/(loss) on securities (both realized and unrealized)	4.79	(4.44)	3.92	6.94	(16.11)
Total from investment operations	5.16	(4.13)	4.12	7.23	(15.74)

Less distributions:
Dividends (from net investment income)	(0.25)	(0.17)	(0.17)	(0.32)	(0.34)
Distributions (from capital gains)	—	—	—	—	—
Total distributions	(0.25)	(0.17)	(0.17)	(0.32)	(0.34)

Net asset value, end of period	$30.74	$25.83	$30.13	$26.18	$19.27

Total return	20.08%	(13.74)%	15.83%	37.70%	(44.69)%

Net assets, end of period (in thousands)	$516,001	$490,539	$648,827	$639,936	$522,295
Average net assets for the period (in thousands)	$505,342	$587,144	$623,284	$558,029	$826,712
Ratio of gross expenses to average net assets	0.55%	0.70%	0.65%	0.63%	0.53%
Ratio of net expenses to average net assets	0.55%	0.70%	0.65%	0.63%	0.53%
Ratio of net investment income/(loss) to average net assets	1.19%	1.05%	0.76%	1.35%	1.26%
Portfolio turnover rate	56%	88%	86%	206%	14%

*	Formerly named Worldwide Portfolio.

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Overseas Portfolio – Institutional Shares
	Years ended December 31
	2012	2011	2010	2009	2008

Net asset value, beginning of period	$38.15	$57.10	$45.89	$26.49	$65.36

Income from investment operations:
Net investment income/(loss)	0.98	0.42	0.41	0.43	0.76
Net gain/(loss) on securities (both realized and unrealized)	3.39	(18.65)	11.15	20.22	(30.76)
Total from investment operations	4.37	(18.23)	11.56	20.65	(30.00)

Less distributions:
Dividends (from net investment income)	(0.27)	(0.23)	(0.35)	(0.21)	(0.63)
Distributions (from capital gains)	(4.29)	(0.49)	—	(1.04)	(8.24)
Total distributions	(4.56)	(0.72)	(0.35)	(1.25)	(8.87)

Net asset value, end of period	$37.96	$38.15	$57.10	$45.89	$26.49

Total return	13.59%	(32.25)%	25.33%	79.15%	(52.04)%

Net assets, end of period (in thousands)	$492,360	$473,616	$751,518	$716,237	$402,911
Average net assets for the period (in thousands)	$490,614	$632,218	$708,368	$554,581	$736,913
Ratio of gross expenses to average net assets	0.49%	0.65%	0.68%	0.70%	0.69%
Ratio of net expenses to average net assets	0.49%	0.65%	0.68%	0.70%	0.69%
Ratio of net investment income/(loss) to average net assets	1.09%	0.66%	0.47%	0.64%	1.31%
Portfolio turnover rate	36%	32%	30%	44%	56%

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Balanced Portfolio – Institutional Shares
	Years ended December 31
	2012	2011	2010	2009	2008

Net asset value, beginning of period	$26.62	$28.30	$26.88	$22.90	$30.04

Income from investment operations:
Net investment income/(loss)	1.14	0.73	0.81	0.78	0.81
Net gain/(loss) on securities (both realized and unrealized)	2.30	(0.22)	1.39	4.91	(5.23)
Total from investment operations	3.44	0.51	2.20	5.69	(4.42)

Less distributions:
Dividends (from net investment income)	(0.80)	(0.69)	(0.78)	(0.75)	(0.74)
Distributions (from capital gains)	(2.09)	(1.50)	—	(0.96)	(1.98)
Total distributions	(2.89)	(2.19)	(0.78)	(1.71)	(2.72)

Net asset value, end of period	$27.17	$26.62	$28.30	$26.88	$22.90

Total return	13.66%	1.60%	8.39%	25.89%	(15.81)%

Net assets, end of period (in thousands)	$435,689	$843,446	$955,585	$1,020,287	$926,938
Average net assets for the period (in thousands)	$509,335	$906,725	$970,582	$946,559	$1,150,680
Ratio of gross expenses to average net assets	0.60%	0.57%	0.58%	0.57%	0.57%
Ratio of net expenses to average net assets	0.60%	0.57%	0.58%	0.57%	0.57%
Ratio of net investment income/(loss) to average net assets	2.23%	2.50%	2.74%	3.03%	2.77%
Portfolio turnover rate	77%	108%	90%	169%	120%

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Enterprise Portfolio – Institutional Shares
	Years ended December 31
	2012	2011	2010	2009	2008

Net asset value, beginning of period	$38.17	$38.72	$30.79	$21.26	$39.96

Income from investment operations:
Net investment income/(loss)	0.30	0.10	0.09	0.05	0.13
Net gain/(loss) on securities (both realized and unrealized)	6.30	(0.65)	7.86	9.48	(16.82)
Total from investment operations	6.60	(0.55)	7.95	9.53	(16.69)

Less distributions:
Dividends (from net investment income)	—	—	(0.02)	—	(0.08)
Distributions (from capital gains)	—	—	—	—	(1.93)
Total distributions	—	—	(0.02)	—	(2.01)

Net asset value, end of period	$44.77	$38.17	$38.72	$30.79	$21.26

Total return	17.29%	(1.42)%	25.85%	44.83%	(43.75)%

Net assets, end of period (in thousands)	$341,699	$333,094	$394,500	$371,092	$279,088
Average net assets for the period (in thousands)	$344,014	$367,307	$359,669	$311,752	$453,662
Ratio of gross expenses to average net assets	0.69%	0.68%	0.68%	0.70%	0.67%
Ratio of net expenses to average net assets	0.69%	0.68%	0.68%	0.70%	0.67%
Ratio of net investment income/(loss) to average net assets	0.52%	(0.17)%	(0.01)%	0.02%	0.32%
Portfolio turnover rate	15%	15%	24%	36%	60%

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Forty Portfolio – Institutional Shares
	Years ended December 31
	2012	2011	2010	2009	2008

Net asset value, beginning of period	$33.22	$35.74	$33.61	$22.97	$41.18

Income from investment operations:
Net investment income/(loss)	0.47	0.23	0.19	0.08	0.04
Net gain/(loss) on securities (both realized and unrealized)	7.54	(2.62)	2.06	10.57	(18.20)
Total from investment operations	8.01	(2.39)	2.25	10.65	(18.16)

Less distributions and other:
Dividends (from net investment income)	(0.28)	(0.13)	(0.12)	—	(0.03)
Distributions (from capital gains)	—	—	—	—	—
Return of capital	N/A	N/A	N/A	(0.01)	(0.02)
Total distributions and other	(0.28)	(0.13)	(0.12)	(0.01)	(0.05)

Net asset value, end of period	$40.95	$33.22	$35.74	$33.61	$22.97

Total return	24.16%	(6.69)%	6.72%	46.38%	(44.15)%

Net assets, end of period (in thousands)	$488,374	$459,459	$567,322	$582,511	$399,087
Average net assets for the period (in thousands)	$512,799	$518,818	$553,994	$482,572	$560,324
Ratio of gross expenses to average net assets	0.55%	0.70%	0.67%	0.68%	0.67%
Ratio of net expenses to average net assets	0.55%	0.70%	0.67%	0.68%	0.67%
Ratio of net investment income/(loss) to average net assets	1.03%	0.56%	0.52%	0.05%	0.05%	(1)
Portfolio turnover rate	10%	46%	36%	32%	61%

(1)	As a result of the recharacterization of dividend income to return of capital, the “Ratio of net investment income/(loss) to average net assets” has been reduced by 0.11%. The adjustment had no impact on total net assets or total return of the class.

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Janus Portfolio – Institutional Shares
	Years ended December 31
	2012	2011	2010		2009	2008

Net asset value, beginning of period	$22.84	$24.26	$21.43		$15.81	$26.43

Income from investment operations:
Net investment income/(loss)	0.27	0.20	0.16		0.12	0.22
Net gain/(loss) on securities (both realized and unrealized)	3.92	(1.48)	2.91		5.60	(10.68)
Total from investment operations	4.19	(1.28)	3.07		5.72	(10.46)

Less distributions:
Dividends (from net investment income)	(0.14)	(0.14)	(0.24)		(0.10)	(0.16)
Distributions (from capital gains)	(0.44)	—	—		—	—
Total distributions	(0.58)	(0.14)	(0.24)		(0.10)	(0.16)

Net asset value, end of period	$26.45	$22.84	$24.26		$21.43	$15.81

Total return	18.59%	(5.30)%	14.52%		36.26%	(39.70)%

Net assets, end of period (in thousands)	$374,860	$352,646	$424,037		$441,921	$353,051
Average net assets for the period (in thousands)	$377,786	$393,230	$409,886		$380,924	$525,042
Ratio of gross expenses to average net assets	0.53%	0.62%	0.70%		0.68%	0.66%
Ratio of net expenses to average net assets	0.53%	0.62%	0.70%	(1)	0.68%	0.66%
Ratio of net investment income/(loss) to average net assets	1.08%	0.81%	0.60%		0.59%	0.87%
Portfolio turnover rate	38%	90%	43%		56%	69%

(1)	Ratio of net expenses (after waivers and expense offsets) to average net assets include any applicable dividends and interest on short positions and may include stock loan fees. The ratio would have been 0.70% without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.

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Global Technology Portfolio – Institutional Shares
	Years ended December 31
	2012	2011	2010	2009	2008

Net asset value, beginning of period	$5.05	$5.53	$4.43	$2.82	$5.02

Income from investment operations:
Net investment income/(loss)	0.02	0.03	(0.04)	(0.04)	0.09
Net gain/(loss) on securities (both realized and unrealized)	0.97	(0.51)	1.14	1.65	(2.28)
Total from investment operations	0.99	(0.48)	1.10	1.61	(2.19)

Less distributions:
Dividends (from net investment income)	—	—	—	—	(0.01)
Distributions (from capital gains)	—	—	—	—	—
Total distributions	—	—	—	—	(0.01)

Net asset value, end of period	$6.04	$5.05	$5.53	$4.43	$2.82

Total return	19.60%	(8.68)%	24.83%	57.09%	(43.70)%

Net assets, end of period (in thousands)	$4,987	$4,275	$4,803	$2,835	$1,395
Average net assets for the period (in thousands)	$4,947	$4,972	$3,825	$2,218	$3,000
Ratio of gross expenses to average net assets	0.76%	0.80%	0.87%	0.95%	0.85%
Ratio of net expenses to average net assets(1)	0.76%	0.80%	0.87%	0.95%	0.85%
Ratio of net investment income/(loss) to average net assets	0.14%	(0.10)%	(0.23)%	(0.31)%	0.04%	(2)
Portfolio turnover rate	56%	83%	79%	101%	92%

(1)	Ratio of net expenses (after waivers and expense offsets) to average net assets include any applicable dividends and interest on short positions and may include stock loan fees. The ratios would have been 0.75% in 2012, 0.77% in 2011, 0.76% in 2010, 0.91% in 2009, and 0.85% in 2008 without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.

(2)	As a result of the recharacterization of dividend income to return of capital, the “Ratio of net investment income/(loss) to average net assets” has been reduced by 0.02%. The adjustment had no impact on total net assets or total return of the class.

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Mid Cap Value Portfolio – Institutional Shares
	Years ended December 31
	2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.37	$15.91	$13.85	$10.71	$16.77

Income from investment operations:
Net investment income/(loss)	0.24	0.16	0.13	0.05	0.07
Net gain/(loss) on securities (both realized and unrealized)	1.37	(0.58)	2.03	3.48	(4.27)
Total from investment operations	1.61	(0.42)	2.16	3.53	(4.20)

Less distributions and other:
Dividends (from net investment income)	(0.15)	(0.12)	(0.10)	(0.07)	(0.08)
Distributions (from capital gains)	(1.02)	—	—	(0.31)	(1.78)
Return of capital	N/A	N/A	N/A	(0.01)	N/A
Total distributions and other	(1.17)	(0.12)	(0.10)	(0.39)	(1.86)

Net asset value, end of period	$15.81	$15.37	$15.91	$13.85	$10.71

Total return	11.14%	(2.64)%	15.66%	33.69%	(27.68)%	(1)

Net assets, end of period (in thousands)	$41,829	$41,295	$38,892	$31,424	$14,221
Average net assets for the period (in thousands)	$41,170	$42,054	$35,949	$20,308	$13,956
Ratio of gross expenses to average net assets	0.58%	0.83%	0.92%	0.95%	1.30%
Ratio of net expenses to average net assets	0.58%	0.83%	0.92%	0.95%	1.24%
Ratio of net investment income/(loss) to average net assets	1.51%	0.97%	0.99%	0.93%	0.97%
Portfolio turnover rate	49%	52%	65%	77%	100%

(1)	The subadviser reimbursed the Portfolio for a security transaction error. The impact on performance due to the reimbursement was 1.74%.

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Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Portfolios may invest, as well as some general investment terms. The Portfolios may invest in these instruments to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

EQUITY AND DEBT SECURITIES

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Portfolio with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Portfolio purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Portfolio may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Portfolio may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Portfolio’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Portfolio with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Portfolio’s duration is usually shorter than its average maturity.

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Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds (“ETFs”) are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds”.

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Portfolio sells a mortgage-related security, such as a security issued by Government National Mortgage Association, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (“PFICs”) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that a Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

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Real estate investment trust (“REIT”) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

FUTURES, OPTIONS, AND OTHER DERIVATIVES

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps, and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component

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may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Portfolio may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Portfolio may purchase and write put and call options on securities, securities indices, and foreign currencies. A Portfolio may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

Cash sweep program is an arrangement in which a Portfolio’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Diversification is a classification given to a fund under the Investment Company Act of 1940, as amended (the “1940 Act”). Portfolios are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a

81 ï Janus Aspen Series

portfolio may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A portfolio that is classified as “nondiversified” under the 1940 Act, on the other hand, has the flexibility to take larger positions in a smaller number of issuers than a portfolio that is classified as “diversified.” However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a portfolio which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio which is classified as diversified.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Portfolio’s total assets in an industry or group of industries.

Leverage is when a Portfolio increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, a Portfolio’s short sales effectively leverage a Portfolio’s assets. The use of leverage may make any change in a Portfolio’s NAV even greater and thus result in increased volatility of returns. A Portfolio’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force a Portfolio to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Portfolio’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain portfolios, while others do not emphasize investments in companies of any particular size.

Net long is a term used to describe when a Portfolio’s assets committed to long positions exceed those committed to short positions.

Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Short sales in which a Portfolio may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that a Portfolio owns, or a Portfolio has the right to obtain the amount of the security sold short at a specified date in the future. A Portfolio may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Portfolio will realize a short-term capital gain. Although a Portfolio’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

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Explanation of rating categories

The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital and Perkins consider security ratings when making investment decisions, they also perform their own investment analysis and do not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR’S RATINGS SERVICES

Bond Rating	Explanation

Investment Grade
AAA	Highest rating; extremely strong capacity to pay principal and interest.
AA	High quality; very strong capacity to pay principal and interest.
A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB	Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

Non-Investment Grade
BB	Less vulnerable to nonpayment than other speculative issues; major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	More vulnerable to nonpayment than obligations rated “BB,” but capacity to meet its financial commitment on the obligation; adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC	Currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
CC	Currently highly vulnerable to nonpayment.
C	Currently highly vulnerable to nonpayment; a bankruptcy petition may have been filed or similar action taken, but payments on the obligation are being continued.
D	In default.

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FITCH, INC.

Long-Term Bond Rating	Explanation

Investment Grade
AAA	Highest credit quality. Denotes the lowest expectation of credit risk. Exceptionally strong capacity for payment of financial commitments.
AA	Very high credit quality. Denotes expectations of very low credit risk. Very strong capacity for payment of financial commitments.
A	High credit quality. Denotes expectations of low credit risk. Strong capacity for payment of financial commitments. May be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB	Good credit quality. Currently expectations of low credit risk. Capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity than is the case for higher ratings.

Non-Investment Grade
BB	Speculative. Indicates possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may be available to allow financial commitments to be met.
B	Highly speculative. May indicate distressed or defaulted obligations with potential for extremely high recoveries.
CCC	May indicate distressed or defaulted obligations with potential for superior to average levels of recovery.
CC	May indicate distressed or defaulted obligations with potential for average or below-average levels of recovery.
C	May indicate distressed or defaulted obligations with potential for below-average to poor recoveries.
D	In default.

MOODY’S INVESTORS SERVICE, INC.

Bond Rating	Explanation

Investment Grade
Aaa	Highest quality, smallest degree of investment risk.
Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.
A	Upper to medium-grade obligations; many favorable investment attributes.
Baa	Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

Non-Investment Grade
Ba	More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca	Speculative in a high degree; could be in default or have other marked shortcomings.
C	Lowest rated; extremely poor prospects of ever attaining investment standing.

Unrated securities will be treated as non-investment grade securities unless the portfolio managers and/or investment personnel determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies (“split-rated securities”), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security or (ii) the lowest rating if only two agencies provide a rating for the security.

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SECURITIES HOLDINGS BY RATING CATEGORY

During the year ended December 31, 2012, the percentage of securities holdings for Flexible Bond Portfolio by rating category based upon a weighted monthly average was:

Flexible Bond Portfolio
Bonds and Loans–S&P Rating:
AAA	0.9%
AA	38.8%
A	10.2%
BBB	31.6%
BB	12.8%
B	0.8%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated*	2.8%
Cash and Cash Equivalents	2.1%
Total	100.0%

*	Not Rated securities are not rated by S&P but may be rated by other rating agencies.

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You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your insurance company or plan sponsor, or by contacting a Janus representative at 1-877-335-2687. The Portfolios’ Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/variable-insurance. Additional information about the Portfolios’ investments is available in the Portfolios’ annual and semiannual reports. In the Portfolios’ annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Portfolios.

The Statement of Additional Information provides detailed information about the Portfolios and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolios (including the Portfolios’ Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Portfolios from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com/variable-insurance

151 Detroit Street
Denver, CO 80206-4805
1-877-335-2687

The Trust’s Investment Company Act File No. is 811-7736.

                                                                                                      ▼ May 1, 2013

Service Shares Ticker
Fixed Income
Flexible Bond Portfolio	N/A
Global & International
Global Research Portfolio	N/A
(formerly named Worldwide Portfolio)
Overseas Portfolio	N/A
Growth & Core
Balanced Portfolio	N/A
Enterprise Portfolio	N/A
Forty Portfolio	N/A
Janus Portfolio	N/A
Mathematical
Janus Aspen INTECH U.S. Low Volatility Portfolio	N/A
Specialty Equity
Global Technology Portfolio	N/A
Value
Janus Aspen Perkins Mid Cap Value Portfolio	N/A

Janus Aspen Series

Prospectus

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes ten series (each, a “Portfolio” and collectively, the “Portfolios”) of Janus Aspen Series (the “Trust”). Janus Capital Management LLC (“Janus Capital”) serves as investment adviser to each Portfolio. Janus Aspen INTECH U.S. Low Volatility Portfolio is subadvised by INTECH Investment Management LLC (“INTECH”). Janus Aspen Perkins Mid Cap Value Portfolio is subadvised by Perkins Investment Management LLC (“Perkins”).

Each Portfolio currently offers one or more classes of shares. The Service Shares (the “Shares”) are offered by this Prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, “variable insurance contracts”), as well as certain qualified retirement plans.

This Prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolios. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. Certain Portfolios may not be available in connection with a particular contract, and certain contracts may limit allocations among the Portfolios. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

Portfolio summary
Flexible Bond Portfolio	2
Global Research Portfolio	7
Overseas Portfolio	11
Balanced Portfolio	15
Enterprise Portfolio	19
Forty Portfolio	23
Janus Portfolio	27
Janus Aspen INTECH U.S. Low Volatility Portfolio	31
Global Technology Portfolio	34
Janus Aspen Perkins Mid Cap Value Portfolio	39

Additional information about the Portfolios
Fees and expenses	43
Additional investment strategies and general portfolio policies	43
Risks of the Portfolios	50

Management of the Portfolios
Investment adviser	58
Management expenses	58
Subadvisers	61
Investment personnel	62

Other information	66

Distributions and taxes	67

Shareholder’s guide
Pricing of portfolio shares	68
Distribution and shareholder servicing fee	69
Payments to financial intermediaries by Janus Capital or its affiliates	69
Purchases	70
Redemptions	71
Excessive trading	71
Shareholder communications	74

Financial highlights	75

Glossary of investment terms	85

Explanation of rating categories	90

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Portfolio summary

Flexible Bond Portfolio

Ticker:	N/A	Service Shares

INVESTMENT OBJECTIVE

Flexible Bond Portfolio seeks to obtain maximum total return, consistent with preservation of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.51%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses(1)	0.82%
Fee Waiver(1)	0.02%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.80%

(1)	Janus Capital has contractually agreed to waive the Portfolio’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 0.55% until at least May 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio’s Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$84	$262	$455	$1,014

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 140% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, government notes and bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities. As of December 31, 2012, the Portfolio’s weighted average maturity was 7.4 years. The Portfolio will limit its investment in high-yield/high-risk bonds, also known as “junk” bonds, to 35% or less of its net assets. The Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion. The Portfolio may also invest in asset-backed securities, money market instruments, bank loans, and foreign debt securities

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(which may include investments in emerging markets). Due to the nature of the securities in which the Portfolio invests, it may have relatively high portfolio turnover compared to other Portfolios.

In addition, the Portfolio may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Portfolio may use interest rate futures to manage portfolio risk. The Portfolio’s exposure to derivatives will vary. For purposes of meeting its 80% investment policy, the Portfolio may include derivatives that have characteristics similar to the securities in which the Portfolio may directly invest.

In addition to considering economic factors such as the effect of interest rates on the Portfolio’s investments, the portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

PRINCIPAL INVESTMENT RISKS

Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio’s returns and yields will vary, and you could lose money.

Fixed-Income Securities Risk. The Portfolio invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Portfolio’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Portfolio invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price that the portfolio managers believe the security is currently worth.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Sovereign Debt Risk. The Portfolio may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Bank Loan Risk. Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-

3 ï Flexible Bond Portfolio

traded floating and fixed-rate debt securities. Participation interests and assignments involve credit, interest rate, and liquidity risk. In addition, the bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings.

Foreign Exposure Risk. The Portfolio may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Portfolio’s performance.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The Portfolio’s Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares’ estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

4 ï Flexible Bond Portfolio

Annual Total Returns for Service Shares (calendar year-end)

2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
6.17%	3.70%	1.76%	3.98%	6.80%	5.71%	12.98%	7.73%	6.39%	8.09%

Best Quarter: Third Quarter 2009 5.85% Worst Quarter: Second Quarter 2004 −2.97%

Average Annual Total Returns (periods ended 12/31/12)

	1 Year	5 Years	10 Years	Since Inception (9/13/93)

Flexible Bond Portfolio

Service Shares	8.09%	8.15%	6.29%	7.21%

Barclays U.S. Aggregate Bond Index	4.21%	5.95%	5.18%	6.04%
(reflects no deduction for fees, expenses, or taxes)

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Gibson Smith, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since May 2007. Darrell Watters is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since May 2007.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

5 ï Flexible Bond Portfolio

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

6 ï Flexible Bond Portfolio

Portfolio summary

Global Research Portfolio
(formerly named Worldwide Portfolio)

Ticker:	N/A	Service Shares

INVESTMENT OBJECTIVE

Global Research Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.49%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.80%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$82	$255	$444	$990

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Portfolio normally invests at least 40% of its net assets in securities of issuers or companies from different countries located throughout the world, excluding the United States. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in foreign equity and debt securities.

Janus Capital’s equity research analysts, overseen by the Portfolio Oversight Team led by Janus Capital’s Director of Equity Research James P. Goff (the “Research Team”), select investments for the Portfolio which represent the Research Team’s high-conviction investment ideas in all market capitalizations, styles, and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.

7 ï Global Research Portfolio

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Mr. Goff oversees the investment process and is responsible for the day-to-day management of the Portfolio. It is expected that the Portfolio will be broadly diversified among a variety of industry sectors. The Portfolio intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Portfolio’s uninvested assets may be held in cash or similar instruments.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions, or to hedge currency exposure relative to the Portfolio’s benchmark index) and to earn income and enhance returns.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of December 31, 2012, approximately 5.9% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is

8 ï Global Research Portfolio

incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. The Research Team compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Portfolio underperformance relative to indices less biased toward growth stocks.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The Portfolio’s Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares’ estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Service Shares (calendar year-end)

2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
23.68%	4.53%	5.57%	17.94%	9.36%	−44.81%	37.40%	15.52%	−13.99%	19.86%

Best Quarter: Second Quarter 2009 22.84% Worst Quarter: Fourth Quarter 2008 −23.19%

9 ï Global Research Portfolio

Average Annual Total Returns (periods ended 12/31/12)

	1 Year	5 Years	10 Years	Since Inception (9/13/93)

Global Research Portfolio

Service Shares	19.86%	−2.02%	4.75%	7.29%

Morgan Stanley Capital International World Indexsm	15.83%	−1.18%	7.51%	6.05%
(net of foreign withholding taxes)
(reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International All Country World Indexsm	16.13%	−1.16%	8.11%	N/A
(net of foreign withholding taxes)
(reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)

The Morgan Stanley Capital International World Indexsm is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Management: James P. Goff, CFA, is Janus Capital’s Director of Equity Research and Executive Vice President of the Portfolio, which he has managed since May 2013.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

10 ï Global Research Portfolio

Portfolio summary

Overseas Portfolio

Ticker:	N/A	Service Shares

INVESTMENT OBJECTIVE

Overseas Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.44%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.74%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$76	$237	$411	$918

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers or companies from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio typically invests 80% or more of its assets in issuers located outside the United States, it also may normally invest up to 20% of its assets, measured at the time of purchase, in U.S. issuers, and it may, under unusual circumstances, invest all or substantially all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of

11 ï Overseas Portfolio

real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded over-the-counter.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. For purposes of meeting its 80% investment policy, the Portfolio may include derivatives that have characteristics similar to the securities in which the Portfolio may directly invest. The Portfolio may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of December 31, 2012, approximately 28.2% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

12 ï Overseas Portfolio

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Real Estate Securities Risk. The Portfolio’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in REITs involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code, or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Portfolio.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The Portfolio’s Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares’ estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Service Shares (calendar year-end)

2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
34.53%	18.69%	31.94%	46.63%	28.02%	−52.23%	79.07%	25.02%	−32.34%	13.18%

Best Quarter: Second Quarter 2009 38.49% Worst Quarter: Third Quarter 2011 −26.68%

13 ï Overseas Portfolio

Average Annual Total Returns (periods ended 12/31/12)

	1 Year	5 Years	10 Years	Since Inception (5/2/94)

Overseas Portfolio

Service Shares	13.18%	−3.91%	12.47%	10.44%

Morgan Stanley Capital International All Country World ex-U.S. Indexsm	16.83%	−2.89%	9.74%	N/A
(net of foreign withholding taxes)
(reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International EAFE® Index	17.32%	−3.69%	8.21%	4.51%
(net of foreign withholding taxes)
(reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)

The Morgan Stanley Capital International All Country World ex-U.S. Indexsm is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Brent A. Lynn, CFA, is Executive Vice President and Portfolio Manager of the Portfolio, which he has managed or co-managed since January 2001.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

14 ï Overseas Portfolio

Portfolio summary

Balanced Portfolio

Ticker:	N/A	Service Shares

INVESTMENT OBJECTIVE

Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.85%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$87	$271	$471	$1,049

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets. As of December 31, 2012, approximately 58.4% of the Portfolio’s assets were held in equity securities.

In choosing investments for the Portfolio, the portfolio managers apply a “bottom up” approach with one portfolio manager focusing on the equity portion of the Portfolio and the other portfolio manager focusing on the fixed-income portion of the Portfolio. With respect to corporate issuers, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. The portfolio managers may also consider economic factors, such as the effect of interest rates on certain of the Portfolio’s fixed-income investments. The portfolio managers share day-to-day responsibility for the Portfolio’s investments.

15 ï Balanced Portfolio

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Fixed-Income Securities Risk. The Portfolio may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Portfolio’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Portfolio invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price that the portfolio managers believe the security is currently worth.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Foreign Exposure Risk. The Portfolio may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Sovereign Debt Risk. The Portfolio may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able

16 ï Balanced Portfolio

to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The Portfolio’s Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares’ estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Service Shares (calendar year-end)

2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
13.72%	8.29%	7.62%	10.41%	10.29%	−16.06%	25.58%	8.12%	1.35%	13.37%

Best Quarter: Third Quarter 2009 11.42% Worst Quarter: Third Quarter 2011 −11.06%

17 ï Balanced Portfolio

Average Annual Total Returns (periods ended 12/31/12)

	1 Year	5 Years	10 Years	Since Inception (9/13/93)

Balanced Portfolio

Service Shares	13.37%	5.54%	7.78%	9.73%

S&P 500® Index	16.00%	1.66%	7.10%	8.09%
(reflects no deduction for fees, expenses, or taxes)

Barclays U.S. Aggregate Bond Index	4.21%	5.95%	5.18%	6.04%
(reflects no deduction for fees, expenses, or taxes)

Balanced Index	10.72%	3.96%	6.50%	7.46%
(reflects no deduction for fees, expenses, or taxes)

The Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the S&P 500® Index (55%) and the Barclays U.S. Aggregate Bond Index (45%).

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since May 2005. Gibson Smith, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since May 2005.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

18 ï Balanced Portfolio

Portfolio summary

Enterprise Portfolio

Ticker:	N/A	Service Shares

INVESTMENT OBJECTIVE

Enterprise Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.94%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$96	$300	$520	$1,155

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of December 31, 2012, they ranged from approximately $418 million to $24.9 billion. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

19 ï Enterprise Portfolio

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Portfolio’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The Portfolio’s Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares’ estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

20 ï Enterprise Portfolio

Annual Total Returns for Service Shares (calendar year-end)

2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
34.76%	20.48%	12.03%	13.31%	21.74%	−43.86%	44.44%	25.52%	−1.65%	16.99%

Best Quarter: Second Quarter 2009 22.06% Worst Quarter: Fourth Quarter 2008 −29.14%

Average Annual Total Returns (periods ended 12/31/12)

	1 Year	5 Years	10 Years	Since Inception (9/13/93)

Enterprise Portfolio

Service Shares	16.99%	3.21%	11.38%	9.23%

Russell Midcap® Growth Index	15.81%	3.23%	10.32%	8.47%
(reflects no deduction for fees, expenses, or taxes)

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Brian Demain, CFA, is Executive Vice President and Portfolio Manager of the Portfolio, which he has managed since November 2007.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

21 ï Enterprise Portfolio

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

22 ï Enterprise Portfolio

Portfolio summary

Forty Portfolio

Ticker:	N/A	Service Shares

INVESTMENT OBJECTIVE

Forty Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.49%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.80%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$82	$255	$444	$990

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

23 ï Forty Portfolio

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Nondiversification Risk. The Portfolio is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s NAV and total return.

Foreign Exposure Risk. The Portfolio may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The Portfolio’s Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares’ estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

24 ï Forty Portfolio

Annual Total Returns for Service Shares (calendar year-end)

2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
20.23%	17.97%	12.56%	9.12%	36.63%	−44.31%	46.01%	6.48%	−6.94%	23.86%

Best Quarter: Second Quarter 2009 22.06% Worst Quarter: Third Quarter 2008 −25.39%

Average Annual Total Returns (periods ended 12/31/12)

	1 Year	5 Years	10 Years	Since Inception (5/1/97)

Forty Portfolio

Service Shares	23.86%	−0.04%	9.04%	9.60%

Russell 1000® Growth Index	15.26%	3.12%	7.52%	4.75%
(reflects no deduction for fees, expenses, or taxes)

S&P 500® Index	16.00%	1.66%	7.10%	5.67%
(reflects no deduction for fees, expenses, or taxes)

The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. This index is used to calculate the performance fee adjustment.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Ron Sachs, CFA, is Executive Vice President and Portfolio Manager of the Portfolio, which he has managed since January 2008.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

25 ï Forty Portfolio

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

26 ï Forty Portfolio

Portfolio summary

Janus Portfolio

Ticker:	N/A	Service Shares

INVESTMENT OBJECTIVE

Janus Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.48%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.78%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$80	$249	$433	$966

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 38% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. As of December 31, 2012, the Portfolio’s weighted average market capitalization was $77.6 billion. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions), as a substitute for securities in which the Portfolio invests, and to earn income and enhance returns.

27 ï Janus Portfolio

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

28 ï Janus Portfolio

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The Portfolio’s Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares’ estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Service Shares (calendar year-end)

2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
31.49%	4.25%	4.01%	11.13%	14.80%	−39.87%	36.01%	14.26%	−5.54%	18.28%

Best Quarter: First Quarter 2012 16.50% Worst Quarter: Fourth Quarter 2008 −22.10%

Average Annual Total Returns (periods ended 12/31/12)

	1 Year	5 Years	10 Years	Since Inception (9/13/93)

Janus Portfolio

Service Shares	18.28%	0.87%	6.62%	6.59%

Russell 1000® Growth Index	15.26%	3.12%	7.52%	7.45%
(reflects no deduction for fees, expenses, or taxes)

S&P 500® Index	16.00%	1.66%	7.10%	8.09%
(reflects no deduction for fees, expenses, or taxes)

Core Growth Index	15.64%	2.41%	7.33%	7.81%
(reflects no deduction for fees, expenses, or taxes)

The Core Growth Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%). This index is used to calculate the performance fee adjustment.

29 ï Janus Portfolio

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Jonathan D. Coleman, CFA, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since November 2007. Burton H. Wilson, Janus Capital’s Assistant Director of Equity Research, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since May 2011.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

30 ï Janus Portfolio

Portfolio summary

Janus Aspen INTECH U.S. Low Volatility Portfolio

Ticker:	N/A	Service Shares

INVESTMENT OBJECTIVE

INTECH U.S. Low Volatility Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses(1)	0.16%
Total Annual Fund Operating Expenses	0.91%

(1)	Since the Portfolio is new, Other Expenses are based on the estimated annualized expenses that the Portfolio expects to incur in its initial fiscal year.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Service Shares	$93	$290

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the period September 6, 2012 to December 31, 2012, the Portfolio’s turnover rate was 2% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 80% of its net assets in U.S. stocks from the universe of the S&P 500® Index utilizing INTECH’s mathematical investment process. The S&P 500® Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the United States. The Portfolio seeks to achieve market-like returns over the long-term, with lower absolute volatility than the S&P 500® Index (the Portfolio’s benchmark index). In this context, absolute volatility refers to the variation in the returns of the Portfolio. Over time, and under normal market conditions, the Portfolio seeks to generate returns equal to those of the S&P 500® Index but with absolute volatility approximately 20%-40% lower than the S&P 500® Index.

The Portfolio pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the S&P 500® Index. The goal of this process is to combine stocks that individually have higher relative volatility and lower correlations with each other in an effort to reduce the Portfolio’s absolute volatility, while still generating market-like returns over a full market cycle. Although the Portfolio may underperform its benchmark in sustained up markets, this strategy seeks to minimize losses in down markets.

31 ï Janus Aspen INTECH U.S. Low Volatility Portfolio

In applying this strategy, INTECH establishes target proportions of its holdings from stocks within the S&P 500® Index using an optimization process designed to determine the most effective weightings of each stock in the Portfolio. Once INTECH determines such proportions and the Portfolio’s investments are selected, the Portfolio is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by INTECH may result in a higher portfolio turnover compared to a “buy and hold” strategy.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Investment Process Risk. The proprietary mathematical investment process used by INTECH may not achieve the desired results. In INTECH’s history, which spans more than 25 years, INTECH’s mathematical investment process has experienced periods of both underperformance and outperformance relative to an identified benchmark. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark. In particular, INTECH’s low volatility strategy may underperform the S&P 500® Index during certain periods of up markets and may not achieve the desired level of protection in down markets. On an occasional basis, INTECH considers changes to its mathematical investment process. These changes may result in changes to the Portfolio, might not provide the intended results, and may adversely impact the Portfolio’s performance.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Portfolio’s performance.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Portfolio does not have a full calendar year of operations. Performance information for certain periods is included in the Portfolio’s first annual and/or semiannual report.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Investment Subadviser: INTECH Investment Management LLC

Portfolio Management: A team of investment professionals consisting of Adrian Banner, Ph.D. (Chief Executive Officer since November 2012 and Chief Investment Officer since January 2012), Vassilios Papathanakos, Ph.D. (Deputy Chief Investment Officer since November 2012), Joseph W. Runnels, CFA (Vice President of Portfolio Management since March 2003), and Phillip Whitman, Ph.D. (Director of Research since November 2012) works together to implement the mathematical investment process. No one person of the Portfolio’s investment team is primarily responsible for implementing the investment strategies of the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

32 ï Janus Aspen INTECH U.S. Low Volatility Portfolio

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

33 ï Janus Aspen INTECH U.S. Low Volatility Portfolio

Portfolio summary

Global Technology Portfolio

Ticker:	N/A	Service Shares

INVESTMENT OBJECTIVE

Global Technology Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.64%
Distribution/Service (12b-1) Fees		0.25%
Other Expenses		0.12%
Short Sale Dividend Expenses	0.01%
Remaining Other Expenses	0.11%
Total Annual Fund Operating Expenses		1.01%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$103	$322	$558	$1,236

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

•	companies that the portfolio manager believes have or will develop products, processes, or services that will provide significant technological advancements or improvements; and

•	companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.

The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the

34 ï Global Technology Portfolio

United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Portfolio may include derivatives that have characteristics similar to the securities in which the Portfolio may directly invest. The types of derivatives in which the Portfolio may invest include options, futures, swaps, warrants, and forward exchange contracts. The Portfolio may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Portfolio invests, to increase or decrease the Portfolio’s exposure to a particular market, to adjust the Portfolio’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Portfolio’s risk profile. The Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of December 31, 2012, approximately 4.8% of the Portfolio’s investments were in emerging markets.

35 ï Global Technology Portfolio

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Industry Risk. Although the Portfolio does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. As a result, the Portfolio’s returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

36 ï Global Technology Portfolio

Annual Total Returns for Service Shares (calendar year-end)

2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
46.47%	0.57%	11.55%	7.83%	21.70%	−43.97%	56.90%	24.40%	−8.66%	19.15%

Best Quarter: Second Quarter 2009 26.99% Worst Quarter: Fourth Quarter 2008 −26.40%

Average Annual Total Returns (periods ended 12/31/12)

	1 Year	5 Years	10 Years	Since Inception (1/18/00)

Global Technology Portfolio

Service Shares	19.15%	3.54%	9.88%	−3.55%

S&P 500® Index	16.00%	1.66%	7.10%	1.74%
(reflects no deduction for fees, expenses, or taxes)

Morgan Stanley Capital International World Information Technology Index	13.30%	0.87%	7.66%	−4.30%
(net of foreign withholding taxes)
(reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: J. Bradley Slingerlend, CFA, is Executive Vice President and Portfolio Manager of the Portfolio, which he has managed since May 2011.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

37 ï Global Technology Portfolio

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

38 ï Global Technology Portfolio

Portfolio summary

Janus Aspen Perkins Mid Cap Value Portfolio

Ticker:	N/A	Service Shares

INVESTMENT OBJECTIVE

Mid Cap Value Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.50%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.83%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$85	$265	$460	$1,025

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap® Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of December 31, 2012, they ranged from approximately $313 million to $24.9 billion. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio may invest, under normal circumstances, up to 20% of its net assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Portfolio may invest up to 20% of its net assets in cash or similar investments.

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The Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The portfolio managers generally look for companies with:

•	strong balance sheets and solid recurring free cash flows
•	attractive relative and absolute valuation ratios or that have underperformed recently
•	favorable reward to risk characteristics

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded over-the-counter.

The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The Portfolio has and is expected to continue to buy and sell put and call options, particularly on market indices, for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions) and to enhance returns. The Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times. For purposes of meeting its 80% investment policy, the Portfolio may include derivatives that have characteristics similar to the securities in which the Portfolio may directly invest.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio managers. When the Portfolio’s investments in cash or similar investments increase due to a lack of favorable investment opportunities or other extraordinary factors, the Portfolio may not participate in market advances or declines to the same extent that it would if the Portfolio had been fully invested.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Portfolio’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Foreign Exposure Risk. The Portfolio may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due.

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Real Estate Securities Risk. The Portfolio’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in REITs involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code, or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Portfolio.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Service Shares (calendar year-end)

2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
36.24%	17.79%	9.93%	15.06%	7.17%	−27.90%	32.92%	15.36%	−2.98%	10.79%

Best Quarter: Second Quarter 2009 17.30% Worst Quarter: Fourth Quarter 2008 −19.84%

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Average Annual Total Returns (periods ended 12/31/12)

	1 Year	5 Years	10 Years	Since Inception (12/31/02)

Mid Cap Value Portfolio

Service Shares	10.79%	3.51%	9.96%	9.96%

Russell Midcap® Value Index	18.51%	3.79%	10.63%	10.63%
(reflects no deduction for fees, expenses, or taxes)

The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. This index is used to calculate the performance fee adjustment.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Investment Subadviser: Perkins Investment Management LLC

Portfolio Managers: Jeffrey R. Kautz, CFA, is Co-Portfolio Manager of the Portfolio, which he has co-managed since inception. Thomas M. Perkins is Co-Portfolio Manager of the Portfolio, which he has co-managed since inception. Kevin Preloger is Co-Portfolio Manager of the Portfolio, which he has co-managed since April 2013.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

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Additional information about the Portfolios

FEES AND EXPENSES

Please refer to the following important information when reviewing the “Fees and Expenses of the Portfolio” table in each Portfolio Summary of the Prospectus. The fees and expenses shown for INTECH U.S. Low Volatility Portfolio reflect estimated annualized expenses that the Shares expect to incur during the Portfolio’s initial fiscal year. The fees and expenses shown for the other Portfolios were determined based on net assets as of the fiscal year ended December 31, 2012.

•	“Annual Fund Operating Expenses” are paid out of a Portfolio’s assets and include fees for portfolio management and administrative services, including recordkeeping, subaccounting, and other shareholder services. You do not pay these fees directly but, as the Example in each Portfolio Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by each Portfolio to Janus Capital. Global Research Portfolio, Overseas Portfolio, Forty Portfolio, Janus Portfolio, and Mid Cap Value Portfolio each pay an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Portfolio’s performance relative to its benchmark index during a measurement period. This fee rate, prior to any performance adjustment, is 0.60% for Global Research Portfolio and 0.64% for each of Overseas Portfolio, Forty Portfolio, Janus Portfolio, and Mid Cap Value Portfolio. Any such adjustment to this base fee rate commenced February 2007 for Global Research Portfolio and Mid Cap Value Portfolio, July 2011 for Janus Portfolio, October 2011 for Overseas Portfolio, and January 2012 for Forty Portfolio, and may increase or decrease the Management Fee. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	“Distribution/Service (12b-1) Fees.” Because 12b-1 fees are charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

•	“Other Expenses”

○	may include acquired fund fees and expenses, which are indirect expenses a Portfolio may incur as a result of investing in shares of an underlying fund. “Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a portfolio invests or has invested during the period. To the extent that a Portfolio invests in Acquired Funds, the Portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds. If applicable, such amounts are less than 0.01%.
○	may include “Short Sale Dividend Expenses.” These expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities, and stock loan fees, which are paid to the prime broker. Such expenses will vary depending on the short sale arrangement, whether the securities a Portfolio sells short pay dividends or interest, and the amount of such dividends or interest. While “Short Sale Dividend Expenses” include interest and dividends paid out on short positions and may include stock loan fees, they do not take into account the interest credit a Portfolio earns on cash proceeds of short sales held as collateral for short positions. If applicable, the amount is indicated in a Portfolio’s Fees and Expenses table.
○	may include reimbursement to Janus Services LLC of its out-of-pocket costs for serving as transfer agent and providing servicing to shareholders, including servicing provided by third parties.

•	Janus Capital has contractually agreed to waive certain Portfolios’ “Total Annual Fund Operating Expenses” to certain limits until at least May 1, 2014. The expense limits are described in the “Management Expenses” section of this Prospectus. Because a fee waiver will have a positive effect upon a portfolio’s performance, a portfolio that pays a performance-based investment advisory fee may experience a performance adjustment that is considered favorable to Janus Capital as a result of a fee waiver that is in place during the period when the performance adjustment applies.

•	All expenses in a Portfolio’s “Fees and Expenses of the Portfolio” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

ADDITIONAL INVESTMENT STRATEGIES AND GENERAL PORTFOLIO POLICIES

The Portfolios’ Board of Trustees (“Trustees”) may change each Portfolio’s investment objective or non-fundamental principal investment strategies without a shareholder vote. A Portfolio will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to a Portfolio’s objective or principal investment strategies, you

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should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that a Portfolio will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to each Portfolio and provide further information including, but not limited to, the types of securities a Portfolio may invest in when implementing its investment objective. For some Portfolios, these strategies and policies may be part of a principal strategy. For other Portfolios, these strategies and policies may be utilized to a lesser extent. Except for the Portfolios’ policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Cash Position
INTECH U.S. Low Volatility Portfolio, which is subadvised by INTECH, normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. INTECH U.S. Low Volatility Portfolio may use exchange-traded funds, as well as futures, options, and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. There is no guarantee that these types of derivative investments will work and their use could cause lower returns or even losses to INTECH U.S. Low Volatility Portfolio. To the extent INTECH U.S. Low Volatility Portfolio invests its uninvested cash through a sweep program (meaning its uninvested cash is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements), it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay INTECH U.S. Low Volatility Portfolio from accessing its cash.

Except as described above for INTECH U.S. Low Volatility Portfolio, the Portfolios may not always stay fully invested. For example, when the portfolio managers and/or investment personnel believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, a Portfolio’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after a Portfolio has committed available assets to desirable investment opportunities. Due to differing investment strategies, the cash positions among the Portfolios may vary significantly. When a Portfolio’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested. To the extent a Portfolio invests its uninvested cash through a sweep program (meaning its uninvested cash is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements), it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Portfolio from accessing its cash.

In addition, a Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances to meet unusually large redemptions. A Portfolio’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may take positions that are inconsistent with its investment objective. As a result, the Portfolio may not achieve its investment objective.

Common Stock
Unless its investment objective or policies prescribe otherwise, each of the Portfolios, with the exception of Flexible Bond Portfolio, may invest substantially all of its assets in common stocks. The portfolio managers and/or investment personnel generally take a “bottom up” approach to selecting companies in which to invest. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers and/or investment personnel make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The portfolio managers and/or investment personnel may sell a holding if, among other things, the security reaches the portfolio managers’ and/or investment personnel’s price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers and/or investment personnel find a better investment opportunity. The portfolio managers and/or investment personnel may also sell a Portfolio holding to meet redemptions.

Balanced Portfolio may emphasize varying degrees of income. The portfolio managers may consider dividend-paying characteristics to a greater degree than other factors in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Portfolios. Income realized on the Portfolios’ investments may be incidental to their investment objectives.

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Mid Cap Value Portfolio’s portfolio managers focus on companies that have fallen out of favor with the market or appear to be temporarily misunderstood by the investment community. The portfolio managers look for companies with strong fundamentals and competent management. They generally look for companies with products and services that give them a competitive advantage. The Perkins portfolio managers’ philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation. The portfolio managers may sell a holding if, among other things, the security reaches the portfolio managers’ price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The portfolio managers may also sell a holding to meet redemptions. A company may be considered attractively valued when, in the opinion of the portfolio managers, shares of the company are selling for a price that is below their intrinsic worth (“undervalued”). A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio managers believe that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Portfolio than those obtained by paying premium prices for companies currently in favor in the market.

Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Portfolio. A Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. A Portfolio may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. Each Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Markets
Within the parameters of its specific investment policies, each Portfolio, including INTECH U.S. Low Volatility Portfolio to the extent that foreign securities may be included in its benchmark index, may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm.

Foreign Securities
Each Portfolio, including INTECH U.S. Low Volatility Portfolio to the extent that foreign securities may be included in its benchmark index, may invest in foreign securities. The portfolio managers and/or investment personnel seek investments that meet the selection criteria, regardless of where an issuer or company is located. Foreign securities are generally selected on a security-by-security basis without regard to any predetermined allocation among countries or geographic regions. However, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolios may invest, and the Portfolios may at times have significant foreign exposure, including exposure to emerging markets.

High-Yield/High-Risk Bonds
A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Services (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. To the extent a Portfolio invests in high-yield/high-risk bonds, under normal circumstances, each Portfolio, with the exception of Mid Cap Value Portfolio, will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets. Mid Cap Value Portfolio will limit its investments in such bonds to 20% or less of its net assets. INTECH U.S. Low Volatility Portfolio does not intend to invest in high-yield/high-risk bonds.

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Illiquid Investments
Although the Portfolios intend to invest in liquid securities, each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission (“SEC”) regulations (these are known as “restricted securities”). Under procedures adopted by the Portfolios’ Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit.

Investment Process
INTECH applies a mathematical investment process to construct an investment portfolio for INTECH U.S. Low Volatility Portfolio. INTECH developed the formulas underlying this mathematical investment process. The mathematical investment process is designed to minimize INTECH U.S. Low Volatility Portfolio’s volatility (variation in the returns of the stocks held by INTECH U.S. Low Volatility Portfolio). The low volatility process seeks to generate market-like returns over the long term, while controlling the variability of INTECH U.S. Low Volatility Portfolio’s returns. The mathematical investment process involves:

•	selecting stocks primarily from stocks within INTECH U.S. Low Volatility Portfolio’s benchmark index;
•	periodically determining a target weighting of these stocks and rebalancing to the target weighting; and
•	monitoring the total risk and volatility of INTECH U.S. Low Volatility Portfolio’s holdings.

INTECH seeks, over time, to achieve market-like returns, as measured by the performance of INTECH U.S. Low Volatility Portfolio’s benchmark index, through its mathematical investment process. INTECH seeks to identify stocks for INTECH U.S. Low Volatility Portfolio in a manner that reduces the overall portfolio volatility below that of the benchmark index. More volatile stocks may tend to reside on the smaller cap end of the benchmark index. INTECH employs risk controls designed to minimize the risk of significant underperformance relative to the benchmark index. However, the proprietary mathematical investment process used by INTECH may not achieve the desired results. INTECH U.S. Low Volatility Portfolio may use exchange-traded funds, as well as futures, options, and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

Mortgage- and Asset-Backed Securities
Certain Portfolios may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac. Each Portfolio may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying assets fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Portfolio’s yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans at a faster pace than expected is known as “prepayment risk,” and may shorten the effective maturities of these securities. This may result in a Portfolio having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

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Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Portfolio’s sensitivity to interest rate changes and causing its price to decline.

Nondiversification
Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. Forty Portfolio is classified as “nondiversified.” A portfolio that is classified as “nondiversified” has the ability to take larger positions in a smaller number of issuers than a portfolio that is classified as “diversified.” This gives a portfolio which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio manager has identified as the most attractive for the investment objective and strategy of the portfolio. However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a portfolio which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio which is classified as diversified. This fluctuation, if significant, may affect the performance of the portfolio.

Portfolio Turnover
In general, each Portfolio intends to purchase securities for long-term investment, although, to a limited extent, a Portfolio may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. A Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of a Portfolio’s investments, and the investment style of the portfolio managers and/or investment personnel. Changes are normally made in a Portfolio’s holdings whenever the portfolio managers and/or investment personnel believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

In general, INTECH U.S. Low Volatility Portfolio intends to purchase securities for long-term investment consistent with INTECH’s mathematical investment process. To a limited extent, however, portfolio securities may be held for relatively shorter periods. Short-term transactions may also result from liquidity needs, securities having reached a price objective, changes in the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment. As a result of INTECH’s mathematical investment process, the Portfolio may sell one security and simultaneously purchase the same or a comparable security. Portfolio turnover may also be affected by market conditions, changes in the size of INTECH U.S. Low Volatility Portfolio, and the nature of the Portfolio’s investments. Portfolio turnover rates are not a factor in making buy and sell decisions.

The rebalancing techniques used by INTECH U.S. Low Volatility Portfolio may result in higher portfolio turnover compared to a “buy and hold” fund strategy. INTECH periodically rebalances the stocks in its portfolio to its target weighting versus the Portfolio’s benchmark index, as determined by INTECH’s mathematical investment process.

Due to the nature of the securities in which Flexible Bond Portfolio invests, it may have relatively high portfolio turnover compared to other Portfolios.

Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover also may have a negative effect on a Portfolio’s performance. The “Financial Highlights” section of this Prospectus shows the Portfolios’ historical turnover rates.

Real Estate-Related Securities
Each Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded over-the-counter.

Securities Lending
A Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. Each Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. When a Portfolio

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lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Portfolio may earn income by investing this collateral in one or more affiliated or non-affiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, the Portfolio may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. Janus Capital intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.

Short Sales
Certain Portfolios may engage in short sales. No more than 10% of a Portfolio’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Portfolios may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. A short sale is generally a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the Portfolio will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the Portfolio may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the Portfolio may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the Portfolio will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, a Portfolio’s losses are potentially unlimited in a short sale transaction. A Portfolio’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the Portfolio may be required to pay in connection with a short sale. Such payments may result in the Portfolio having higher expenses than a Portfolio that does not engage in short sales and may negatively affect the Portfolio’s performance.

A Portfolio may also enter into short positions through derivative instruments such as options contracts, futures contracts, and swap agreements which may expose the Portfolio to similar risks. To the extent that the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Due to certain foreign countries’ restrictions, a Portfolio will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Portfolio’s ability to fully implement a short selling strategy that could otherwise help the Portfolio pursue its investment goals may be limited. There can be no assurance that the implementation of a short sale strategy will be successful.

Special Situations
Certain Portfolios may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the portfolio managers and/or investment personnel, the securities of a particular issuer will be recognized as undervalued by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies involved in bankruptcy proceedings, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in

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“special situations” companies can present greater risks than investments in companies not experiencing special situations, and a Portfolio’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Swap Agreements
Certain Portfolios may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices, the rate of inflation, or interest rates. Swaps may also be used for capital appreciation. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to a Portfolio. If the other party to a swap defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return. Various types of swaps such as credit default, equity, interest rate, and total return swaps are described in the “Glossary of Investment Terms.”

U.S. Government Securities
Certain Portfolios, particularly Flexible Bond Portfolio and Balanced Portfolio, may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the “full faith and credit” of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

Other Types of Investments
Unless otherwise stated within its specific investment policies, each Portfolio, with the exception of Flexible Bond Portfolio, may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not principal investment strategies of the Portfolios. If successful, they may benefit the Portfolios by earning a return on the Portfolios’ assets or reducing risk; however, they may not achieve the Portfolios’ investment objectives. These securities and strategies may include:

•	debt securities (such as bonds, notes, and debentures)

•	exchange-traded funds

•	preferred stocks and securities convertible into common stocks or preferred stocks

•	indexed/structured securities (such as mortgage- and asset-backed securities)

•	various derivative transactions (which could comprise a significant percentage of a portfolio’s holdings) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, inflation index, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to earn income and enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to adjust currency exposure relative to a benchmark index, to gain exposure to the market pending investment of cash balances, or to meet liquidity needs

•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

•	equity and fixed-income securities issued in private placement transactions

•	bank loans (including when-issued bank loans), which may be acquired through loan participations and assignments (no more than 20% of Balanced Portfolio’s total assets)

Unless otherwise stated within its specific investment policies, Flexible Bond Portfolio may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not principal investment strategies of the Portfolio. If successful, they may benefit the Portfolio by

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earning a return on the Portfolio’s assets or reducing risk; however, they may not achieve the Portfolio’s investment objective. These securities and strategies may include:

•	equity securities (such as stocks or any other security representing an ownership interest)

•	exchange-traded funds

•	preferred stocks and securities convertible into common stocks or preferred stocks

•	pass-through securities including mortgage- and asset-backed securities and mortgage dollar rolls

•	zero coupon, pay-in-kind, and step coupon securities

•	various derivative transactions (which could comprise a significant percentage of a portfolio’s holdings) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, inflation index, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to earn income and enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to adjust currency exposure relative to a benchmark index, to gain exposure to the market pending investment of cash balances, or to meet liquidity needs

•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

•	equity and fixed-income securities issued in private placement transactions

•	bank loans (including when-issued bank loans), which may be acquired through loan participations and assignments (no more than 20% of the Portfolio’s total assets)

RISKS OF THE PORTFOLIOS

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Portfolios. To varying degrees, the Portfolios may invest in stocks, fixed-income securities, alternative strategy investments, and money market instruments or cash/cash equivalents. The following information is intended to help you better understand some of the risks of investing in the Portfolios. The impact of the following risks on a Portfolio may vary depending on the Portfolio’s investments. The greater the Portfolio’s investment in a particular security, the greater the Portfolio’s exposure to the risks associated with that security. Before investing in a Portfolio, you should consider carefully the risks that you assume when investing in the Portfolio.

Bank Loan Risk. The bank loans in which Flexible Bond Portfolio and Balanced Portfolio invest may be denominated in U.S. or non-U.S. currencies, including the euro. Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. A Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. In addition, the bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Participation interests and assignments involve credit, interest rate, and liquidity risk. To the extent a Portfolio invests in non-U.S. bank loan investments, those investments are subject to the risks of foreign investment, including Eurozone risk.

If a Portfolio purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Portfolio may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. A Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. There may be a number of intermediate participants in bank loan transactions and loan agreements that have specific rights, obligations, terms, and conditions. As such, any number of factors in an investment in bank loans could cause a Portfolio to lose income or principal on a particular investment, which in turn could affect a Portfolio’s returns, and you could lose money.

Interest rates on floating rate bank loans adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to a Portfolio. Additionally, borrowers may pay back principal in whole or part,

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prior to scheduled due dates. Such prepayment may result in a Portfolio realizing less income on a particular investment and replacing the floating rate bank loan with a less attractive security, which may provide less return to a Portfolio.

Bank loans may be subject to restrictions on resale. Certain of a Portfolio’s investments in floating rate bank loans may be deemed illiquid and a Portfolio may have limited ability to trade in secondary trading markets. Such factors may have an adverse impact on the market price of such securities and may affect a Portfolio’s returns, resulting in a loss.

A Portfolio may not be able to identify and invest in attractive floating rate bank loans, such as senior loans, as the market for such investments may be limited in certain economic conditions or because of a high number of potential purchasers of assignments and participations. In such cases, a Portfolio may invest in other floating rate debt securities or other investments which may not be as attractive. For example, a Portfolio may invest in junior or subordinated loans or unsecured loans. Such loans may not provide desired returns or may increase the potential for loss of income or principal. Bank loan investments may be generally considered speculative and risks arising from a Portfolio’s investments in bank loans may be similar to those of investments in “junk” bonds or below investment grade investments. A Portfolio’s investments in bank loans may be more sensitive to economic changes, political changes, or adverse developments specific to the borrower than higher quality investments.

Credit Quality Risks. Through a Portfolio’s investments in fixed-income securities, a Portfolio is subject to the risks associated with the credit quality of the issuers of those fixed-income securities. Credit quality measures the likelihood that the issuer or borrower will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. Higher credit risk may negatively impact a Portfolio’s returns and yield. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s, Fitch, and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay interest at a higher rate to compensate for the associated greater risk. Interest rates can fluctuate in response to economic or market conditions, which can result in a fluctuation in the price of a security and impact your return and yield. If a security has not received a rating, a Portfolio must rely upon Janus Capital’s credit assessment, which if incorrect can also impact the Portfolio’s returns and yield. Please refer to the “Explanation of Rating Categories” section of this Prospectus for a description of bond rating categories.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by a Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent a Portfolio enters into short derivative positions, a Portfolio may be exposed to risks similar to those associated with short sales, including the risk that a Portfolio’s losses are theoretically unlimited.

Emerging Markets Risk. Within the parameters of its specific investment policies, each Portfolio, including INTECH U.S. Low Volatility Portfolio to the extent that foreign securities may be included in its benchmark index, may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. To the extent that a Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and

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standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio’s investments. The securities markets of many of these countries may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Portfolio to obtain or to enforce a judgment against the issuers of such securities. In addition, a Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that a Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. A Portfolio may be subject to emerging markets risk to the extent that it invests in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent a Portfolio invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when a Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks.

Fixed-Income Securities Risk. The Portfolios, particularly Flexible Bond Portfolio and Balanced Portfolio, may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Portfolio’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Portfolio having to reinvest its proceeds in lower yielding securities. Fixed-income securities may also be subject to valuation risk and liquidity risk. Valuation risk is the risk that one or more of the fixed-income securities in which a Portfolio invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that a portfolio manager would like or at the price that a portfolio manager believes the security is currently worth. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Exposure Risks. Within the parameters of its specific investment policies, each Portfolio may invest in foreign debt and equity securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. To the extent that companies included in INTECH U.S. Low Volatility Portfolio’s benchmark index have foreign exposure, INTECH U.S. Low Volatility Portfolio may be subject to foreign investment risk. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities because a Portfolio’s performance may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

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•	Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of a Portfolio’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

•	Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares, or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for a Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on a Portfolio. Such factors may hinder a Portfolio’s ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio’s investment strategies and potentially affecting the value of the Portfolio.

•	Geographic Investment Risk. To the extent that a Portfolio invests a significant portion of its assets in a particular country or geographic region, the Portfolio will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on a Portfolio’s performance.

•	Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Growth Securities Risk. The Portfolios invest in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If a portfolio manager’s and/or investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing a Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. Global Research Portfolio’s Research Team compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Portfolio underperformance relative to indices less biased toward growth stocks.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s, Fitch, and Moody’s or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

The secondary market on which high-yield securities are traded is less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Additionally, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of this Prospectus for a description of bond rating categories.

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Industry Risk. Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Portfolio’s investments, if any, in multiple companies in a particular industry increase that Portfolio’s exposure to industry risk. In technology-related industries, competitive pressures may have a significant effect on the performance of companies in which a Portfolio may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.

Interest Rate Risk. Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern. Flexible Bond Portfolio may manage interest rate risk by varying the average-weighted effective maturity of the holdings to reflect the analysis of interest rate trends and other factors. Flexible Bond Portfolio’s average-weighted effective maturity will tend to be shorter when the portfolio managers expect interest rates to rise and longer when the portfolio managers expect interest rates to fall. A Portfolio may also use futures, swaps, options, and other derivatives to manage interest rate risk. The income component of Balanced Portfolio’s holdings includes fixed-income securities.

Investment Process Risk. The proprietary mathematical investment process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a “buy and hold” fund strategy. There is a risk that INTECH’s method of identifying stocks will not result in the desired volatility or correlation characteristics. In either case, INTECH U.S. Low Volatility Portfolio may not outperform its benchmark index, and will likely underperform its benchmark index. As a result of INTECH’s investment process, the Portfolio may tend to invest in the smaller capitalization members of the benchmark index, or other stocks, that typically exhibit greater volatility, primarily because of the potential diversification gains due to the lower correlations of their performance to that of the larger capitalization members of the benchmark index. Consequently, in conditions where market capital is temporarily concentrated in the larger stocks contained in the benchmark index, and fewer stocks are driving benchmark index returns, the Portfolio’s performance may be negatively affected relative to the benchmark. On an occasional basis, INTECH makes changes to its mathematical investment process. These changes may result in changes to the holdings, might not provide the intended results, and may adversely impact INTECH U.S. Low Volatility Portfolio’s performance. In addition, others may attempt to utilize public information related to INTECH’s investment strategy in a way that may affect performance.

To minimize the risk of significant underperformance relative to the benchmark index, INTECH has designed certain risk controls. INTECH U.S. Low Volatility Portfolio normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. However, it may invest in exchange-traded funds or use futures and options to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. There is no guarantee that these types of derivative investments will work and their use could cause lower returns or even losses to INTECH U.S. Low Volatility Portfolio.

Management Risk. The Portfolios, with the exception of INTECH U.S. Low Volatility Portfolio, are actively managed investment portfolios and are therefore subject to the risk that the investment strategies employed for the Portfolios may fail to produce the intended results. A Portfolio may underperform its benchmark index or other mutual funds with similar investment objectives.

Because the Portfolios, with the exception of Flexible Bond Portfolio, may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Portfolio’s share price may also decrease.

Because Flexible Bond Portfolio invests substantially all of its assets in fixed-income securities or income-generating securities, it is subject to risks such as credit risk and interest rate fluctuations. The Portfolio’s performance may also be affected by risks of certain types of investments, such as foreign (non-U.S.) securities and derivative instruments.

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The Portfolios may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that a portfolio manager’s and/or investment personnel’s use of derivative investments will benefit the Portfolios. A Portfolio’s performance could be worse than if the Portfolio had not used such instruments. Use of such investments may instead increase risk to the Portfolio, rather than reduce risk.

A Portfolio’s performance may also be significantly affected, positively or negatively, by a portfolio manager’s and/or investment personnel’s use of certain types of investments, such as foreign (non-U.S.) securities, non-investment grade bonds (“junk” bonds), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that a portfolio manager’s and/or investment personnel’s use of IPOs and other types of investments may have a magnified performance impact on a portfolio with a small asset base and the portfolio may not experience similar performance as its assets grow.

Market Risk. The value of a Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio managers’ and/or investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s holdings decreases, the Portfolio’s net asset value will also decrease, which means if you sell your shares in the Portfolio you may lose money.

It is also important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on a Portfolio, such as a decline in the value and liquidity of many securities held by the Portfolio, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Portfolio expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by a Portfolio, including potentially limiting or completely restricting the ability of the Portfolio to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

In addition, European markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and worldwide sellers of credit default swaps linked to that country’s creditworthiness. These trends have adversely affected the value and exchange rate of the euro and may continue to

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significantly affect the economies of all European countries, which in turn may have a material adverse effect on a Portfolio’s investments in such countries, other countries that depend on European countries for significant amounts of trade or investment, or issuers with exposure to European debt.

Mortgage-Backed Securities Risk. Rising interest rates tend to extend the duration of, or reduce the rate of prepayments on, mortgage-backed securities, making them more sensitive to changes in interest rates (“extension risk”). As a result, in a period of rising interest rates, the price of mortgage-backed securities may fall, causing a Portfolio that holds mortgage-backed securities to exhibit additional volatility. Mortgage-backed securities are also subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce a Portfolio’s returns because the Portfolio will have to reinvest that money at lower prevailing interest rates.

In addition to extension risk and prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Nondiversification Risk. Forty Portfolio is classified as nondiversified under the Investment Company Act of 1940, as amended, and may hold a greater percentage of its assets in a smaller number of issuers. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return. Being nondiversified may also make the Portfolio more susceptible to financial, economic, political, or other developments that may impact a security. Although the Portfolio may satisfy the requirements for a diversified portfolio, its nondiversified classification gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. A Portfolio’s policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the Portfolio’s performance and share price. Since Forty Portfolio normally invests primarily in a core portfolio of 20-40 common stocks, this risk may be increased.

Real Estate Securities Risk. To the extent it holds equity and/or debt securities of real estate-related companies, a Portfolio may be affected by the risks associated with real estate investments. The value of securities of companies in real estate and real estate-related industries, including securities of REITs, is sensitive to decreases in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding/supply and demand, increased competition, local and general economic conditions, increases in operating costs, environmental liabilities, management skill in running a REIT, and the creditworthiness of the REIT. In addition, mortgage REITs and mortgage-backed securities are subject to prepayment risk. Mortgage-backed securities comprised of subprime mortgages and investments in other real estate-backed securities comprised of under-performing real estate assets also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. If a Portfolio has REIT investments, the Portfolio’s shareholders will indirectly bear their proportionate share of the REIT’s expenses, in addition to their proportionate share of the Portfolio’s expenses.

REIT Risk. To the extent that a Portfolio invests in REITs, it may be subject to the additional risks associated with REIT investments. The ability to trade REITs in the secondary market can be more limited compared to other equity investments, and certain REITs have relatively small market capitalizations, which can increase the volatility of the market price for their securities. REITs are also subject to heavy cash flow dependency to allow them to make distributions to their shareholders. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs and changes in capital markets and interest rates. The prices of mortgage REITs are affected by the quality of any credit they extend, the creditworthiness of the mortgages they hold, as well as by the value of the property that secures the mortgages. Equity REITs and mortgage REITs generally are not diversified and are subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. There is also the risk that borrowers under mortgages held by a REIT or lessees of a property that a REIT owns may be unable to meet their obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may incur substantial costs associated with protecting its investments. Certain “special purpose” REITs in which a Portfolio may invest focus their assets in specific real property sectors, such as hotels, shopping malls, nursing homes, or warehouses, and are therefore subject to the specific risks associated with adverse developments in these sectors.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements are transactions in which a Portfolio sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The repurchase price consists of the sale price plus an incremental amount reflecting the interest cost to the Portfolio on the proceeds it has received from the initial sale. Reverse repurchase agreements involve the risk that the value of securities that a Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Additionally, such transactions are only advantageous if the interest cost to a Portfolio of the reverse

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repurchase transaction is less than the cost of obtaining the cash otherwise. Interest costs on the proceeds received in a reverse repurchase agreement may exceed the return received on the investments made by a Portfolio with those proceeds, resulting in reduced returns to shareholders. When a Portfolio enters into a reverse repurchase agreement, it is subject to the risk that the buyer (counterparty) may default on its obligations to the Portfolio. In the event of such a default, the Portfolio may experience delays, costs, and losses, all of which may reduce returns to shareholders. Investing reverse repurchase proceeds may also have a leveraging effect on a Portfolio’s holdings. A Portfolio’s use of leverage can magnify the effect of any gains or losses, causing the Portfolio to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy used by a Portfolio will be successful.

Small- and Mid-Sized Companies Risk. A Portfolio’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on a Portfolio’s returns, especially as market conditions change.

Sovereign Debt Risk. A Portfolio may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid.

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Management of the Portfolios

INVESTMENT ADVISER

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Portfolio. Janus Capital is responsible for the day-to-day management of the Portfolios’ investment portfolios and furnishes continuous advice and recommendations concerning the Portfolios’ investments for all Portfolios except INTECH U.S. Low Volatility Portfolio and Mid Cap Value Portfolio. INTECH is responsible for the day-to-day management of the investment portfolio of INTECH U.S. Low Volatility Portfolio subject to the general oversight of Janus Capital. Perkins is responsible for the day-to-day management of the investment portfolio of Mid Cap Value Portfolio subject to the general oversight of Janus Capital. Janus Capital also provides certain administration and other services and is responsible for other business affairs of each Portfolio.

Janus Capital (together with its predecessors) has served as investment adviser to Janus mutual funds since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.

Janus Capital furnishes certain administration, compliance, and accounting services for the Portfolios and is reimbursed by the Portfolios for certain of its costs in providing those services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. Janus Capital provides office space for the Portfolios. Some expenses related to compensation payable to the Janus funds’ Chief Compliance Officer and compliance staff are shared with the Janus funds. The Portfolios also pay for salaries, fees, and expenses of certain Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Janus funds. The Janus funds pay these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolios.

MANAGEMENT EXPENSES

Each Portfolio pays Janus Capital an investment advisory fee and incurs expenses, including the distribution and shareholder servicing fees (12b-1 fee), any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. Each Portfolio’s investment advisory fee is calculated daily and paid monthly. Each Portfolio’s advisory agreement details the investment advisory fee and other expenses that each Portfolio must pay. Janus Capital pays INTECH a subadvisory fee from its investment advisory fee for managing INTECH U.S. Low Volatility Portfolio. Janus Capital pays Perkins a subadvisory fee from its investment advisory fee for managing Mid Cap Value Portfolio.

The following tables reflect each Portfolio’s contractual investment advisory fee rate or base fee rate, as applicable (expressed as an annual rate), as well as the actual investment advisory fee rate paid by each Portfolio to Janus Capital (gross and net of fee waivers, if applicable). The investment advisory fee rate is aggregated to include all investment advisory fees paid by a Portfolio.

Fixed-Rate Investment Advisory Fee
The Portfolios reflected below pay an investment advisory fee at a fixed rate based on each Portfolio’s average daily net assets.

			Actual Investment
		Contractual	Advisory Fee
	Average Daily	Investment	Rate (%) (for
	Net Assets	Advisory Fee (%)	the fiscal year ended
Portfolio Name	of the Portfolio	(annual rate)	December 31, 2012)
Fixed Income
Flexible Bond Portfolio(1)	First $300 Million	0.55	0.49
	Over $300 Million	0.45

Growth & Core
Balanced Portfolio	All Asset Levels	0.55	0.55
Enterprise Portfolio	All Asset Levels	0.64	0.64

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			Actual Investment
		Contractual	Advisory Fee
	Average Daily	Investment	Rate (%) (for
	Net Assets	Advisory Fee (%)	the fiscal year ended
Portfolio Name	of the Portfolio	(annual rate)	December 31, 2012)
Mathematical
INTECH U.S. Low Volatility Portfolio(1)	All Asset Levels	0.50	0.00 (2)

Specialty Equity
Global Technology Portfolio(1)	All Asset Levels	0.64	0.64

(1)	Janus Capital has agreed to waive the Portfolio’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to a certain level until at least May 1, 2014. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waiver is not reflected in the contractual fee rate shown.

(2)	For the fiscal year ended December 31, 2012, the Portfolio did not pay Janus Capital any investment advisory fees (net of fee waivers) because the Portfolio’s fee waiver exceeded the investment advisory fee.

Performance-Based Investment Advisory Fee
Global Research Portfolio, Mid Cap Value Portfolio, Janus Portfolio, Overseas Portfolio, and Forty Portfolio each pay an investment advisory fee rate that may adjust up or down based on each Portfolio’s performance relative to the cumulative investment record of its benchmark index over the performance measurement period as reflected in the table below. Any adjustment to the investment advisory fee rate was effective February 2007 for Global Research Portfolio and Mid Cap Value Portfolio, July 2011 for Janus Portfolio, October 2011 for Overseas Portfolio, and January 2012 for Forty Portfolio. Prior to such time, only the base fee rate shown below applied. The third column shows the performance hurdle for outperformance or underperformance during the measurement period relative to each Portfolio’s respective benchmark index. The fourth column shows the performance adjusted investment advisory fee rate, which is equal to each Portfolio’s base fee rate plus or minus the performance adjustment over the period without any fee waivers. The fifth column shows the actual investment advisory fee rate, which is equal to each Portfolio’s base fee rate plus or minus the performance adjustment over the period and includes any applicable fee waiver. This fifth column shows the actual amount of the investment advisory fee rate paid by each Portfolio as of the end of the fiscal year.

As an example, if a Portfolio outperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would increase by 0.15% (assuming constant assets). Conversely, if a Portfolio underperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would decrease by 0.15% (assuming constant assets). Actual performance within the full range of the performance hurdle rate may result in positive or negative incremental adjustments to the advisory fee of greater or less than 0.15%. Additional details discussing the performance fee are included below with further description in the SAI.

			Performance	Actual Investment
			Adjusted	Advisory Fee
		Performance	Investment	Rate (%) (for
	Base Fee	Hurdle vs.	Advisory Fee	the fiscal year ended
Portfolio Name	Rate (%)	Benchmark Index	Rate (%)	December 31, 2012)
Global Research Portfolio	0.60	± 6.00%	0.49	0.49

Mid Cap Value Portfolio(1)	0.64	± 4.00%	0.50	0.50

Janus Portfolio	0.64	± 4.50%	0.48	0.48

Overseas Portfolio	0.64	± 7.00%	0.44	0.44

Forty Portfolio	0.64	± 8.50%	0.49	0.49

(1)	Janus Capital has agreed to waive the Portfolio’s total annual fund operating expenses (excluding any performance adjustments to management fees, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to a certain level until at least May 1, 2014. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waiver and any applicable performance adjustment are not reflected in the base fee rate shown.

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For Global Research Portfolio, Mid Cap Value Portfolio, Janus Portfolio, Overseas Portfolio, and Forty Portfolio, the investment advisory fee rate is determined by calculating a base fee (shown in the previous table) and applying a performance adjustment (described in further detail below). The performance adjustment either increases or decreases the base fee depending on how well each Portfolio has performed relative to its benchmark index as shown below:

Portfolio Name	Benchmark Index
Global Research Portfolio	MSCI World Indexsm(1)

Mid Cap Value Portfolio	Russell Midcap® Value Index

Janus Portfolio	Core Growth Index

Overseas Portfolio	MSCI All Country World ex-U.S. Indexsm(1)

Forty Portfolio	Russell 1000® Growth Index

(1)	The index includes reinvestment of dividends, net of foreign withholding taxes.

The calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/– Performance Adjustment

The investment advisory fee rate paid to Janus Capital by each Portfolio in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Portfolio’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio’s average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment is made until a Portfolio’s performance-based fee structure has been in effect for at least 12 months (15 months for Overseas Portfolio; or 18 months for Forty Portfolio). When a Portfolio’s performance-based fee structure has been in effect for at least 12 months (15 months for Overseas Portfolio; or 18 months for Forty Portfolio), but less than 36 months, the performance measurement period is equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustment began February 2007 for Global Research Portfolio and Mid Cap Value Portfolio, July 2011 for Janus Portfolio, October 2011 for Overseas Portfolio, and January 2012 for Forty Portfolio.

No Performance Adjustment is applied unless the difference between a Portfolio’s investment performance and the cumulative investment record of the Portfolio’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Portfolio outperforms or underperforms its benchmark index. Because the Performance Adjustment is tied to a Portfolio’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Portfolio’s Shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Portfolio’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Portfolio is calculated net of expenses whereas a Portfolio’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Portfolio and the Portfolio’s benchmark index. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued throughout the month. The investment fee is paid monthly in arrears. Under extreme circumstances involving underperformance by a rapidly shrinking Portfolio, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Portfolio.

The application of an expense limit, if any, will have a positive effect upon Mid Cap Value Portfolio’s performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

The investment performance of a Portfolio’s Service Shares for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether a particular Portfolio’s performance was above or below its

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benchmark index by comparing the investment performance of the Portfolio’s Service Shares against the cumulative investment record of that Portfolio’s benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Portfolio, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it depends on the performance of each Portfolio relative to the record of the Portfolio’s benchmark index and future changes to the size of each Portfolio.

A discussion regarding the basis for the Trustees’ approval of the Portfolios’ investment advisory agreements and subadvisory agreements (as applicable) is included in the Portfolios’ annual or semiannual report to shareholders. You can request the Portfolios’ annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/variable-insurance.

Expense Limitations
Janus Capital has contractually agreed to waive the advisory fee payable by each Portfolio listed below in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any performance adjustments to management fees, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of each Portfolio, see the “Fees and Expenses of the Portfolio” table in each Portfolio Summary of the Prospectus. Janus Capital has agreed to continue each waiver until at least May 1, 2014. Mortality risk, expense risk, and other charges imposed by participating insurance companies are also excluded from the expense limitations noted.

Portfolio Name	Expense Limit Percentage (%)
Fixed Income
Flexible Bond Portfolio	0.55

Mathematical
INTECH U.S. Low Volatility Portfolio(1)	0.75

Specialty Equity
Global Technology Portfolio	0.97

Value
Mid Cap Value Portfolio(2)	0.86

(1)	For a period of three years subsequent to the Portfolio’s commencement of operations (September 6, 2012), Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Portfolio’s expense ratio, including recovered expenses, falls below the expense limit.
(2)	The Portfolio pays an investment advisory fee rate that may adjust up or down based on the Portfolio’s performance relative to its benchmark index during a measurement period. Because a fee waiver will have a positive effect upon the Portfolio’s performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital.

SUBADVISERS

INTECH Investment Management LLC (“INTECH”) serves as subadviser to INTECH U.S. Low Volatility Portfolio. INTECH (together with its predecessors), CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401, also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, offshore investment funds, and other institutional accounts and registered investment companies. As subadviser, INTECH provides day-to-day management of the investment operations of INTECH U.S. Low Volatility Portfolio. Janus Capital owns approximately 96% of INTECH.

Perkins Investment Management LLC (“Perkins”) serves as subadviser to Mid Cap Value Portfolio and has served in such capacity since the Portfolio’s inception. Perkins (together with its predecessors), 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606, has been in the investment management business since 1984 and provides day-to-day management of the investment operations of Mid Cap Value Portfolio, as well as other mutual funds and separate accounts. Janus Capital owns approximately 78% of Perkins. Perkins has the option to require Janus Capital to purchase all or part of its remaining ownership interests following certain anniversary dates. On February 1, 2013, Perkins exercised its rights to put 98% of its interests to Janus Capital. The transaction is expected to close in August 2013.

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INVESTMENT PERSONNEL

Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Portfolio described. The Portfolios are presented in the order listed on this Prospectus’ cover.

Flexible Bond Portfolio
Co-Portfolio Managers Gibson Smith and Darrell Watters jointly share responsibility for the day-to-day management of the Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other.

Gibson Smith is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Flexible Bond Portfolio, which he has co-managed since May 2007. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. He holds a Bachelor’s degree in Economics from the University of Colorado.

Darrell Watters is Executive Vice President and Co-Portfolio Manager of Flexible Bond Portfolio, which he has co-managed since May 2007. Mr. Watters is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor’s degree in Economics from Colorado State University.

Global Research Portfolio
The Research Team (Janus Capital’s equity research analysts overseen by the Portfolio Oversight Team led by James P. Goff) selects investments for the Portfolio and has done so since May 2013.

James P. Goff, CFA, is Janus Capital’s Director of Equity Research and Executive Vice President of the Portfolio, which he has managed since May 2013. Mr. Goff is primarily responsible for the day-to-day operations of the Portfolio. He leads the Portfolio Oversight Team that reviews the Portfolio’s risks, overall structure, and guidelines. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.

Overseas Portfolio
Brent A. Lynn, CFA, is Executive Vice President and Portfolio Manager of Overseas Portfolio, which he has managed or co-managed since January 2001. Mr. Lynn joined Janus Capital in 1991 as a research analyst. He holds a Bachelor of Arts degree in Economics and a Master’s degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn holds the Chartered Financial Analyst designation.

Balanced Portfolio
Co-Portfolio Managers Marc Pinto and Gibson Smith jointly share responsibility for the day-to-day management of the Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Pinto focuses on the equity portion of the Portfolio. Mr. Smith focuses on the fixed-income portion of the Portfolio.

Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of Balanced Portfolio, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. Mr. Pinto holds a Bachelor’s degree in History from Yale University and a Master’s degree in Business Administration from Harvard University. He holds the Chartered Financial Analyst designation.

Gibson Smith is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Balanced Portfolio, which he has co-managed since May 2005. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor’s degree in Economics from the University of Colorado.

Enterprise Portfolio
Brian Demain, CFA, is Executive Vice President and Portfolio Manager of Enterprise Portfolio, which he has managed since November 2007. Mr. Demain is also Portfolio Manager of other Janus accounts. Mr. Demain joined Janus Capital in 1999 as a securities analyst. He holds a Bachelor’s degree in Economics from Princeton University, where he graduated summa cum laude and was a recipient of the Daniel L. Rubinfeld ’67 Prize in Empirical Economics for his senior thesis. Mr. Demain holds the Chartered Financial Analyst designation.

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Forty Portfolio
Ron Sachs, CFA, is Executive Vice President and Portfolio Manager of Forty Portfolio, which he has managed since January 2008. He is also Portfolio Manager of other Janus accounts. Mr. Sachs joined Janus Capital in 1996 as a research analyst. He holds a Bachelor’s degree (cum laude) in Economics from Princeton and a Juris Doctorate from the University of Michigan. Mr. Sachs holds the Chartered Financial Analyst designation.

Janus Portfolio
Co-Portfolio Managers Jonathan D. Coleman and Burton H. Wilson are responsible for the day-to-day management of the Portfolio. Mr. Coleman, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Jonathan D. Coleman, CFA, is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Portfolio, which he has co-managed since November 2007. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor’s degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

Burton H. Wilson, Janus Capital’s Assistant Director of Equity Research, is Executive Vice President and Co-Portfolio Manager of Janus Portfolio, which he has co-managed since May 2011. He is also Portfolio Manager of other Janus accounts. Mr. Wilson joined Janus Capital in 2005 as a research analyst. Mr. Wilson holds a Bachelor of Arts degree in Mathematics from the University of Virginia, a Juris Doctorate from the University of Virginia School of Law, and a Master’s degree in Business Administration from the University of California at Berkeley’s Haas School of Business.

INTECH U.S. Low Volatility Portfolio
A team of investment professionals consisting of Adrian Banner, Vassilios Papathanakos, Joseph W. Runnels, and Phillip Whitman works together to implement the mathematical investment process. No one person of the investment team is primarily responsible for implementing the investment strategies of INTECH U.S. Low Volatility Portfolio.

Adrian Banner, Ph.D., has been Chief Executive Officer since November 2012 and Chief Investment Officer since January 2012. Dr. Banner, previously Co-Chief Investment Officer from January 2009 to November 2012, Senior Investment Officer from September 2007 to January 2009, and Director of Research from August 2002 to August 2007, joined INTECH in August 2002. He received his Ph.D. in Mathematics from Princeton University and holds a M.Sc. and a B.Sc. in Mathematics from the University of New South Wales, Australia. Dr. Banner has delivered lectures on the stability of market capitalization at a number of academic and professional conferences. Dr. Banner continues to teach at Princeton University, where he is also a part-time Lecturer in the Department of Mathematics. Dr. Banner implements the optimization process and supervises implementation of the portfolio management and trading process. He conducts mathematical research on the investment process and reviews and recommends improvements.

Vassilios Papathanakos, Ph.D., has been Deputy Chief Investment Officer since November 2012. Dr. Papathanakos, previously Director of Research from July 2007 to November 2012, joined INTECH in October 2006 as Associate Director of Research. He received his Ph.D. in Physics from Princeton University and holds a B.S. in Physics from the University of Ioannina, Greece. Dr. Papathanakos taught at Princeton University, at the undergraduate and graduate level. Dr. Papathanakos lectured on both theoretical and applied aspects of investing at a number of academic and professional conferences. Dr. Papathanakos implements the optimization process and collaborates in the execution of portfolio management and trading. He conducts mathematical research within the framework of Stochastic Portfolio Theory.

Joseph W. Runnels, CFA, has been Vice President of Portfolio Management since March 2003. Mr. Runnels joined INTECH in June 1998. Mr. Runnels holds a B.S. in Business Administration from Murray State University. Mr. Runnels implements the day-to-day portfolio management and trading process for client portfolios. He also handles brokerage relationships and supervises the daily execution of trading for client accounts. Mr. Runnels holds the Chartered Financial Analyst designation.

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Phillip Whitman, Ph.D., has been Director of Research since November 2012. Dr. Whitman joined INTECH in November 2010 as Associate Director of Research. Prior to joining INTECH, Dr. Whitman was enrolled in the Ph.D. program (mathematics) at Princeton University from 2005 through November 2010, where he also served as a Course Instructor (2008) and Assistant Instructor (2009) for Multivariable Calculus. He received his Ph.D. in Mathematics from Princeton University and holds a B.S. in Mathematics from the University of Texas. Dr. Whitman collaborates on theoretical and applied aspects of INTECH investment process.

Global Technology Portfolio
J. Bradley Slingerlend, CFA, is Executive Vice President and Portfolio Manager of Global Technology Portfolio, which he has managed since May 2011. He is also Portfolio Manager of other Janus accounts and performs duties as an equity research analyst. Mr. Slingerlend served as co-portfolio manager of the Portfolio from February 2006 until May 2007. Mr. Slingerlend initially joined Janus Capital in 2000 as a research analyst and left in 2007. He re-joined Janus Capital in November 2007 as an equity research analyst. He holds a Bachelor’s degree in Economics and Astrophysics from Williams College. Mr. Slingerlend holds the Chartered Financial Analyst designation.

Mid Cap Value Portfolio
Co-Portfolio Managers Jeffrey R. Kautz, Thomas M. Perkins, and Kevin Preloger are responsible for the day-to-day management of the Portfolio, with no limitation on the authority of any one co-portfolio manager in relation to the others.

Jeffrey R. Kautz, CFA, is Co-Portfolio Manager of Mid Cap Value Portfolio, which he has co-managed since inception. He is also Portfolio Manager of other Janus accounts. Mr. Kautz is Chief Investment Officer of Perkins (since 2007) and has served as a research analyst for the value products of Perkins since October 1997. Previously, he was Co-Portfolio Manager for Berger Mid Cap Value Fund. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz holds the Chartered Financial Analyst designation.

Thomas M. Perkins is Co-Portfolio Manager of Mid Cap Value Portfolio, which he has co-managed since inception. He is also Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Previously, he was Co-Portfolio Manager for Berger Mid Cap Value Fund. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University.

Kevin Preloger is Co-Portfolio Manager of Mid Cap Value Portfolio, which he has co-managed since April 2013. He is also Portfolio Manager of other Janus accounts. Mr. Preloger joined Perkins in May 2002 as a research analyst covering the financial services sector. He holds a Bachelor of Arts degree in Economics from Northwestern University.

Information about the portfolio managers’ and/or investment personnel’s compensation structure and other accounts managed, as well as the range of their individual ownership of securities of the specific Portfolio(s) they manage and the aggregate range of their individual ownership in all mutual funds advised by Janus Capital, is included in the SAI.

Conflicts of Interest
Janus Capital, INTECH, and Perkins each manage many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. Because Janus Capital is the adviser to the Janus “funds of funds” and the Janus funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among such Janus funds. To the extent that a Portfolio is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to that Portfolio. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund’s transaction costs. Large redemptions by a Janus “fund of funds” may cause a fund’s

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expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Portfolios’ SAI.

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Other information

CLASSES OF SHARES

Only Service Shares are offered by this Prospectus. The Shares are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans, that require a fee from Portfolio assets to procure distribution and/or administrative services to contract owners and plan participants. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares, please call 1-800-525-0020. In addition, for an analysis of fees associated with an investment in either share class or other similar funds, please visit www.finra.org/fundanalyzer.

CLOSED FUND POLICIES

A Portfolio may limit sales of its Shares to new investors if Janus Capital and the Trustees believe continued sales may adversely affect the Portfolio’s ability to achieve its investment objective. If sales of a Portfolio are limited, it is expected that existing shareholders invested in the Portfolio would be permitted to continue to purchase Shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Requests for new accounts into a closed portfolio would be reviewed by management, taking into consideration eligibility requirements and whether the addition to the portfolio is believed to negatively impact existing portfolio shareholders. The closed portfolio may decline opening new accounts, including eligible new accounts, if it would be in the best interests of the portfolio and its shareholders. If applicable, additional information regarding general policies and exceptions can be found in the closed portfolios’ prospectuses.

LIQUIDATION/REORGANIZATION OF A PORTFOLIO

It is important to know that, pursuant to the Trust’s Amended and Restated Trust Instrument and in accordance with any applicable regulations and laws, the Trustees have the authority to merge, liquidate, and/or reorganize a Portfolio into another portfolio without seeking shareholder vote or consent.

DISTRIBUTION OF THE PORTFOLIOS

The Portfolios are distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

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Distributions and taxes

DISTRIBUTIONS

To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Portfolio’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term capital gains, if any, are paid to shareholders as capital gains distributions, regardless of how long Shares of the Portfolio have been held. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

Distribution Schedule
Dividends for the Portfolios are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June. However, in certain situations it may be necessary for a Portfolio to declare and distribute capital gains in December. If necessary, dividends and net capital gains may be distributed at other times as well. Distributions of net investment income and net capital gains, if any, are automatically reinvested in additional Shares of the Portfolios.

How Distributions Affect a Portfolio’s NAV
Distributions are paid to shareholders as of the record date of a distribution of a Portfolio, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Portfolio’s daily net asset value (“NAV”). The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio’s share price was $10.00 on December 30, the Portfolio’s share price on December 31 would be $9.75, barring market fluctuations.

TAXES

Taxes on Distributions
Because Shares of the Portfolios may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by a Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. Generally, withdrawals from such contracts or plans may be subject to federal income tax at ordinary income rates and, if withdrawals are made from a retirement plan before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

Taxation of the Portfolios
Dividends, interest, and some capital gains received by the Portfolios on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Portfolio is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolios.

The Portfolios do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of each Portfolio are sold in connection with variable insurance contracts, each Portfolio intends to satisfy the diversification requirements applicable to insurance company separate accounts under the Internal Revenue Code. Portfolios that invest in partnerships may be subject to state tax liabilities.

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Shareholder’s guide

Investors may not purchase or redeem Shares of the Portfolios directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through certain qualified retirement plans. Certain Portfolios may not be available in connection with a particular contract, and certain contracts may limit allocations among the Portfolios. Refer to the prospectus for the participating insurance company’s separate account or your plan documents for instructions on purchasing or selling variable insurance contracts and on how to select specific Portfolios as investment options for a contract or a qualified retirement plan.

With certain limited exceptions, the Portfolios are available only to U.S. citizens or residents.

PRICING OF PORTFOLIO SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. A Portfolio’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Foreign securities held by a Portfolio may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of a Portfolio’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Portfolio’s Shares.

All purchases and redemptions will be duly processed at the NAV next determined after your request is received in good order by a Portfolio or its agents. In order to receive a day’s price, your order must be received in good order by a Portfolio (or insurance company or plan sponsor) or its agents by the close of the regular trading session of the NYSE.

Securities held by the Portfolios are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Portfolios use systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, a Portfolio’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Portfolio’s securities and the reflection of such change in the Portfolio’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as “stale pricing”). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of a Portfolio may dilute the NAV of the Portfolio, which negatively impacts long-term shareholders. The Portfolios’ fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by a Portfolio, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

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DISTRIBUTION AND SHAREHOLDER SERVICING FEE

Distribution and Shareholder Servicing Plan
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, the Shares may pay Janus Distributors, the Trust’s distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or administrative services performed by such entities. Because 12b-1 fees are paid out of the Portfolios’ assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

From its own assets, Janus Capital or its affiliates may pay fees to selected insurance companies, qualified plan service providers or their affiliates, or other financial intermediaries that distribute, market, or promote the Portfolios or perform related services for contract owners and plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

Janus Capital or its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Portfolios. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the fees described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) fees or reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price a contract owner or plan participant pays for Shares nor the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of

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the Portfolios and when considering which share class of a Portfolio is most appropriate for you. Please contact your insurance company or plan sponsor for details on such arrangements.

PURCHASES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of each Portfolio. Under certain circumstances, the Portfolios may permit an in-kind purchase of Shares. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf. As discussed under “Payments to financial intermediaries by Janus Capital or its affiliates,” Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers, or their affiliates, or other financial intermediaries that were instrumental in the acquisition or retention of accounts for the Portfolios or that provide services in connection with investments in the Portfolios. You should consider such arrangements when evaluating any recommendation of the Portfolios.

Each Portfolio reserves the right to reject any purchase order, including exchange purchases, for any reason. The Portfolios are not intended for excessive trading. For more information about the Portfolios’ policy on excessive trading, refer to “Excessive Trading.”

The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your insurance company or plan sponsor is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your insurance company or plan sponsor may temporarily limit additional share purchases. In addition, your insurance company or plan sponsor may close an account if they are unable to verify a shareholder’s identity. Please contact your insurance company or plan sponsor if you need additional assistance when completing your application or additional information about the insurance company or plan sponsor’s Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus Capital’s Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Potential Conflicts
Although the Portfolios do not currently anticipate any disadvantages to policy owners because each Portfolio offers its Shares to unaffiliated variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more Portfolios or substitute Shares of another Portfolio. If this occurs, a Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Portfolios may refuse to sell their Shares to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio’s Shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio’s shareholders. It is possible that a qualified plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolios. Janus Capital intends to monitor such qualified plans, and the Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

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REDEMPTIONS

Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through certain qualified retirement plans. Please refer to the appropriate separate account prospectus or plan documents for details.

Shares of each Portfolio may be redeemed on any business day on which the Portfolio’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Portfolio or its agents. Redemption proceeds will normally be sent the business day following receipt of the redemption order.

Each Portfolio reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Portfolios to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Large Shareholder Redemptions
Certain participating insurance companies, accounts, or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio’s Shares. Redemptions by these participating insurance companies or accounts of their holdings in a Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force a Portfolio to sell securities, which may negatively impact the Portfolio’s brokerage costs.

Redemptions In-Kind
Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a portfolio, by delivery of securities selected from its assets at its discretion. However, each Portfolio is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Portfolio for cash redemptions.

While a Portfolio may pay redemptions in-kind, a Portfolio may instead choose to raise cash to meet redemption requests through the sale of portfolio securities or permissible borrowings. If a Portfolio is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s NAV and may increase brokerage costs.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares (“excessive trading”). The Portfolios are intended for long-term investment purposes only, and the Portfolios will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Portfolios’ excessive trading policies may be cancelled or revoked by a Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolios may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries (such as insurance companies or plan sponsors). By their nature, omnibus accounts, in which purchases and redemptions of the Portfolios’ shares by multiple investors are aggregated by the intermediary and presented to the Portfolios on a net basis, may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Portfolios attempt to deter excessive trading through at least the following methods:

•	trade monitoring; and

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•	fair valuation of securities as described under “Pricing of Portfolio Shares.”

Generally, a purchase and redemption of Shares from the same Portfolio (i.e., “round trip”) within 90 calendar days may result in enforcement of a Portfolio’s excessive trading policies and procedures with respect to future purchase orders, provided that each Portfolio reserves the right to reject any purchase request as explained above.

The Portfolios monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of any investor who makes more than one round trip in a Portfolio over a 90-day period, and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolios’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Portfolios’ Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of the Portfolios’ excessive trading policies and procedures and may be rejected in whole or in part by a Portfolio. The Portfolios, however, cannot always identify or reasonably detect excessive trading that may be facilitated by insurance companies or plan sponsors or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Portfolios, and thus the Portfolios may have difficulty curtailing such activity. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolios’ excessive trading policies may be cancelled or revoked by a Portfolio by the next business day following receipt by that Portfolio.

In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolios or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolios’ ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Portfolio shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolios’ methods to detect and deter excessive trading.

Each Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Portfolio. For example, a Portfolio may refuse a purchase order if the portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Portfolio’s investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Portfolios’ policies and procedures regarding excessive trading may be modified at any time by the Portfolios’ Trustees.

Excessive Trading Risks
Excessive trading may present risks to a Portfolio’s long-term shareholders. Excessive trading into and out of a Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders, and may increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Portfolios that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a portfolio based on events occurring after the close of a foreign market that may not be reflected in the portfolio’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities

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may also arise in portfolios which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as “stale pricing”). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. Although the Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Portfolio shares.

Although the Portfolios take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolios may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents. This makes the Portfolios’ identification of excessive trading transactions in the Portfolios through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Moreover, the contract between an insurance company and the owner of a variable insurance contract may govern the frequency with which the contract owner may cause the insurance company to purchase or redeem shares of a Portfolio. Although the Portfolios encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolios cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their insurance company or plan sponsor with respect to excessive trading in the Portfolios.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the portfolios and to protect the confidentiality of the portfolios’ holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each Portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Portfolio shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). With the exception of the Portfolio subadvised by INTECH, portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Portfolio holdings (excluding derivatives, short positions, and other investment positions) of the Portfolio subadvised by INTECH are generally available on a calendar quarter-end basis with a 60-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for each Portfolio at janus.com/variable-insurance.

Each Portfolio, with the exception of the Portfolio subadvised by INTECH, may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement. The Portfolio subadvised by INTECH may provide upon request, historical full holdings at any time subject to a written confidentiality agreement.

•	Top Holdings. Each Portfolio’s (with the exception of the Portfolio subadvised by INTECH) top portfolio holdings, in order of position size and as a percentage of a Portfolio’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top holdings of the Portfolio subadvised by INTECH, consisting of security names only in alphabetical order and aggregate percentage of the Portfolio’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. Each Portfolio may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order for all Portfolios except the Portfolio subadvised by INTECH), and specific portfolio level performance attribution

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information and statistics monthly with a 15-day lag (30-day lag for the Portfolio subadvised by INTECH) and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end (for all Portfolios except the Portfolio subadvised by INTECH) may include the percentage of contribution/detraction to Portfolio performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Portfolios disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Portfolios’ holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Portfolios’ SAI.

SHAREHOLDER COMMUNICATIONS

Your insurance company or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolios that you have authorized for investment. These reports show each Portfolio’s investments and the market value of such investments, as well as other information about each Portfolio and its operations. Please contact your insurance company or plan sponsor to obtain these reports. The Trust’s fiscal year ends December 31.

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Financial highlights

The financial highlights tables are intended to help you understand the Portfolios’ financial performance through December 31 of the fiscal years or period shown. Items “Net asset value, beginning of period” through “Net asset value, end of period” reflect financial results for a single Portfolio Share. The gross expense ratio reflects expenses prior to any expense offset arrangement and waivers (reimbursements), if applicable. The net expense ratio reflects expenses after any expense offset arrangement and waivers (reimbursements), if applicable. The information shown for the fiscal years or period ended December 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Service Shares of the Portfolios (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. If these charges and expenses had been included, the performance for the years or period shown would be lower. “Total return” information may include adjustments in accordance with generally accepted accounting principles. As a result, returns may differ from returns for shareholder transactions.

Flexible Bond Portfolio – Service Shares
	Years ended December 31
	2012	2011	2010	2009	2008

Net asset value, beginning of period	$13.17	$13.54	$13.35	$12.32	$12.13

Income from investment operations:
Net investment income/(loss)	0.40	0.48	0.51	0.55	0.52
Net gain/(loss) on securities (both realized and unrealized)	0.65	0.36	0.51	1.01	0.16
Total from investment operations	1.05	0.84	1.02	1.56	0.68

Less distributions:
Dividends (from net investment income)	(0.42)	(0.46)	(0.47)	(0.52)	(0.49)
Distributions (from capital gains)	(0.24)	(0.75)	(0.36)	(0.01)	—
Total distributions	(0.66)	(1.21)	(0.83)	(0.53)	(0.49)

Net asset value, end of period	$13.56	$13.17	$13.54	$13.35	$12.32

Total return	8.09%	6.47%	7.73%	12.89%	5.71%

Net assets, end of period (in thousands)	$128,665	$98,058	$91,870	$73,555	$33,244
Average net assets for the period (in thousands)	$109,071	$90,661	$83,557	$55,100	$28,537
Ratio of gross expenses to average net assets	0.82%	0.82%	0.81%	0.84%	0.85%
Ratio of net expenses to average net assets	0.80%	0.80%	0.81%	0.84%	0.85%
Ratio of net investment income/(loss) to average net assets	2.60%	3.57%	3.79%	4.42%	4.32%
Portfolio turnover rate	140%	164%	169%	271%	169%

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Global Research Portfolio* – Service Shares
	Years ended December 31
	2012	2011	2010	2009	2008

Net asset value, beginning of period	$25.51	$29.80	$25.93	$19.10	$35.05

Income from investment operations:
Net investment income/(loss)	0.23	0.19	0.12	0.24	0.21
Net gain/(loss) on securities (both realized and unrealized)	4.79	(4.34)	3.88	6.87	(15.87)
Total from investment operations	5.02	(4.15)	4.00	7.11	(15.66)

Less distributions:
Dividends (from net investment income)	(0.22)	(0.14)	(0.13)	(0.28)	(0.29)
Distributions (from capital gains)	—	—	—	—	—
Total distributions	(0.22)	(0.14)	(0.13)	(0.28)	(0.29)

Net asset value, end of period	$30.31	$25.51	$29.80	$25.93	$19.10

Total return	19.77%	(13.95)%	15.52%	37.40%	(44.84)%

Net assets, end of period (in thousands)	$156,774	$140,029	$172,885	$144,294	$96,699
Average net assets for the period (in thousands)	$149,451	$165,580	$151,800	$114,103	$159,561
Ratio of gross expenses to average net assets	0.80%	0.95%	0.90%	0.88%	0.78%
Ratio of net expenses to average net assets	0.80%	0.95%	0.90%	0.88%	0.78%
Ratio of net investment income/(loss) to average net assets	0.94%	0.81%	0.50%	1.08%	1.01%
Portfolio turnover rate	56%	88%	86%	206%	14%

*	Formerly named Worldwide Portfolio.

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Overseas Portfolio – Service Shares
	Years ended December 31
	2012	2011	2010	2009	2008

Net asset value, beginning of period	$37.38	$56.04	$45.08	$26.07	$64.56

Income from investment operations:
Net investment income/(loss)	0.87	0.27	0.20	0.34	0.68
Net gain/(loss) on securities (both realized and unrealized)	3.31	(18.25)	11.03	19.86	(30.36)
Total from investment operations	4.18	(17.98)	11.23	20.20	(29.68)

Less distributions:
Dividends (from net investment income)	(0.24)	(0.19)	(0.27)	(0.15)	(0.57)
Distributions (from capital gains)	(4.29)	(0.49)	—	(1.04)	(8.24)
Total distributions	(4.53)	(0.68)	(0.27)	(1.19)	(8.81)

Net asset value, end of period	$37.03	$37.38	$56.04	$45.08	$26.07

Total return	13.30%	(32.41)%	25.02%	78.66%	(52.15)%

Net assets, end of period (in thousands)	$1,017,085	$896,544	$1,475,804	$1,254,824	$757,331
Average net assets for the period (in thousands)	$998,304	$1,232,913	$1,328,827	$1,001,144	$1,251,214
Ratio of gross expenses to average net assets	0.74%	0.90%	0.93%	0.95%	0.94%
Ratio of net expenses to average net assets	0.74%	0.90%	0.93%	0.95%	0.94%
Ratio of net investment income/(loss) to average net assets	0.89%	0.41%	0.21%	0.39%	1.10%
Portfolio turnover rate	36%	32%	30%	44%	56%

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Balanced Portfolio – Service Shares
	Years ended December 31
	2012	2011	2010	2009	2008

Net asset value, beginning of period	$27.74	$29.42	$27.93	$23.76	$31.07

Income from investment operations:
Net investment income/(loss)	0.57	0.66	0.71	0.73	0.72
Net gain/(loss) on securities (both realized and unrealized)	2.94	(0.20)	1.51	5.11	(5.37)
Total from investment operations	3.51	0.46	2.22	5.84	(4.65)

Less distributions:
Dividends (from net investment income)	(0.74)	(0.64)	(0.73)	(0.71)	(0.68)
Distributions (from capital gains)	(2.09)	(1.50)	—	(0.96)	(1.98)
Total distributions	(2.83)	(2.14)	(0.73)	(1.67)	(2.66)

Net asset value, end of period	$28.42	$27.74	$29.42	$27.93	$23.76

Total return	13.37%	1.35%	8.12%	25.53%	(16.00)%

Net assets, end of period (in thousands)	$494,722	$763,208	$764,603	$666,112	$479,208
Average net assets for the period (in thousands)	$533,254	$770,420	$705,784	$554,206	$542,837
Ratio of gross expenses to average net assets	0.85%	0.82%	0.83%	0.82%	0.82%
Ratio of net expenses to average net assets	0.85%	0.82%	0.83%	0.82%	0.82%
Ratio of net investment income/(loss) to average net assets	2.00%	2.25%	2.49%	2.77%	2.53%
Portfolio turnover rate	77%	108%	90%	169%	120%

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Enterprise Portfolio – Service Shares
	Years ended December 31
	2012	2011	2010	2009	2008

Net asset value, beginning of period	$36.91	$37.53	$29.90	$20.70	$38.97

Income from investment operations:
Net investment income/(loss)	0.09	(0.17)	(0.10)	(0.09)	0.02
Net gain/(loss) on securities (both realized and unrealized)	6.18	(0.45)	7.73	9.29	(16.34)
Total from investment operations	6.27	(0.62)	7.63	9.20	(16.32)

Less distributions:
Dividends (from net investment income)	—	—	—	—	(0.02)
Distributions (from capital gains)	—	—	—	—	(1.93)
Total distributions	—	—	—	—	(1.95)

Net asset value, end of period	$43.18	$36.91	$37.53	$29.90	$20.70

Total return	16.99%	(1.65)%	25.52%	44.44%	(43.88)%

Net assets, end of period (in thousands)	$212,971	$190,788	$243,756	$221,824	$186,105
Average net assets for the period (in thousands)	$206,153	$223,285	$220,145	$196,683	$300,898
Ratio of gross expenses to average net assets	0.94%	0.93%	0.93%	0.95%	0.92%
Ratio of net expenses to average net assets	0.94%	0.93%	0.93%	0.95%	0.92%
Ratio of net investment income/(loss) to average net assets	0.28%	(0.41)%	(0.26)%	(0.25)%	0.07%
Portfolio turnover rate	15%	15%	24%	36%	60%

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Forty Portfolio – Service Shares
	Years ended December 31
	2012	2011	2010	2009		2008

Net asset value, beginning of period	$32.72	$35.24	$33.17	$22.73		$40.80

Income from investment operations:
Net investment income/(loss)	0.31	0.09	0.07	—		(0.03)
Net gain/(loss) on securities (both realized and unrealized)	7.47	(2.52)	2.08	10.44		(18.04)
Total from investment operations	7.78	(2.43)	2.15	10.44		(18.07)

Less distributions and other:
Dividends (from net investment income)	(0.22)	(0.09)	(0.08)	—		—
Distributions (from capital gains)	—	—	—	—		—
Return of capital	N/A	N/A	N/A	—	(1)	—	(1)
Total distributions and other	(0.22)	(0.09)	(0.08)	—		—

Net asset value, end of period	$40.28	$32.72	$35.24	$33.17		$22.73

Total return	23.82%	(6.91)%	6.48%	45.95%		(44.28)%

Net assets, end of period (in thousands)	$471,002	$417,408	$532,645	$639,979		$428,109
Average net assets for the period (in thousands)	$468,967	$475,743	$567,062	$520,592		$653,396
Ratio of gross expenses to average net assets	0.80%	0.95%	0.92%	0.93%		0.92%
Ratio of net expenses to average net assets	0.80%	0.95%	0.92%	0.93%		0.92%
Ratio of net investment income/(loss) to average net assets	0.81%	0.31%	0.25%	(0.22)%		(0.18)%	(2)
Portfolio turnover rate	10%	46%	36%	32%		61%

(1)	Return of capital aggregated less than $0.01 on a per share basis for the fiscal year end.

(2)	As a result of the recharacterization of dividend income to return of capital, the “Ratio of net investment income/(loss) to average net assets” has been reduced by 0.09%. The adjustment had no impact on total net assets or total return of the class.

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Janus Portfolio – Service Shares
	Years ended December 31
	2012	2011	2010		2009	2008

Net asset value, beginning of period	$22.60	$24.03	$21.11		$15.59	$26.08

Income from investment operations:
Net investment income/(loss)	0.17	0.09	0.03		0.07	0.14
Net gain/(loss) on securities (both realized and unrealized)	3.91	(1.41)	2.97		5.52	(10.50)
Total from investment operations	4.08	(1.32)	3.00		5.59	(10.36)

Less distributions:
Dividends (from net investment income)	(0.11)	(0.11)	(0.08)		(0.07)	(0.13)
Distributions (from capital gains)	(0.44)	—	—		—	—
Total distributions	(0.55)	(0.11)	(0.08)		(0.07)	(0.13)

Net asset value, end of period	$26.13	$22.60	$24.03		$21.11	$15.59

Total return	18.28%	(5.54)%	14.26%		35.93%	(39.85)%

Net assets, end of period (in thousands)	$177,638	$179,012	$242,135		$2,046,895	$1,152,236
Average net assets for the period (in thousands)	$184,029	$216,273	$962,905		$1,528,802	$1,251,357
Ratio of gross expenses to average net assets	0.78%	0.87%	0.92%		0.92%	0.91%
Ratio of net expenses to average net assets	0.78%	0.87%	0.92%	(1)	0.92%	0.91%
Ratio of net investment income/(loss) to average net assets	0.82%	0.56%	0.39%		0.32%	0.61%
Portfolio turnover rate	38%	90%	43%		56%	69%

(1)	Ratio of net expenses (after waivers and expense offsets) to average net assets include any applicable dividends and interest on short positions and may include stock loan fees. The ratio would have been 0.92% without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.

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INTECH U.S. Low Volatility Portfolio – Service Shares
Period ended
December 31
2012(1)

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income/(loss)	0.04
Net gain/(loss) on securities (both realized and unrealized)	(0.08)
Total from investment operations	(0.04)

Less distributions:
Dividends (from net investment income)	(0.04)
Distributions (from capital gains)	—
Total distributions	(0.04)

Net asset value, end of period	$9.92

Total return(2)	(0.45)%

Net assets, end of period (in thousands)	$17,070
Average net assets for the period (in thousands)	$7,270
Ratio of gross expenses to average net assets(3)	2.69%
Ratio of net expenses to average net assets(3)	1.01%
Ratio of net investment income/(loss) to average net assets(3)	2.20%
Portfolio turnover rate	2% (2)

(1)	Period from September 6, 2012 (commencement of operations) to December 31, 2012.

(2)	Not annualized for periods of less than one full year.

(3)	Annualized for periods of less than one full year.

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Global Technology Portfolio – Service Shares
	Years ended December 31
	2012	2011	2010	2009	2008

Net asset value, beginning of period	$5.17	$5.66	$4.55	$2.90	$5.18

Income from investment operations:
Net investment income/(loss)	0.01	—	(0.01)	—	—
Net gain/(loss) on securities (both realized and unrealized)	0.98	(0.49)	1.12	1.65	(2.28)
Total from investment operations	0.99	(0.49)	1.11	1.65	(2.28)

Less distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	—	—	—	—	—
Total distributions	—	—	—	—	—

Net asset value, end of period	$6.16	$5.17	$5.66	$4.55	$2.90

Total return	19.15%	(8.66)%	24.40%	56.90%	(43.97)%

Net assets, end of period (in thousands)	$107,398	$73,246	$112,809	$99,472	$62,274
Average net assets for the period (in thousands)	$99,664	$94,128	$101,085	$78,097	$101,523
Ratio of gross expenses to average net assets	1.01%	1.04%	1.13%	1.22%	1.11%
Ratio of net expenses to average net assets(1)	1.01%	1.04%	1.13%	1.22%	1.11%
Ratio of net investment income/(loss) to average net assets	(0.10)%	(0.36)%	(0.50)%	(0.56)%	(0.23)%	(2)
Portfolio turnover rate	56%	83%	79%	101%	92%

(1)	Ratio of net expenses (after waivers and expense offsets) to average net assets include any applicable dividends and interest on short positions and may include stock loan fees. The ratios would have been 1.00% in 2012, 1.01% in 2011, 1.02% in 2010, 1.17% in 2009, and 1.11% in 2008 without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.

(2)	As a result of the recharacterization of dividend income to return of capital, the “Ratio of net investment income/(loss) to average net assets” has been reduced by 0.02%. The adjustment had no impact on total net assets or total return of the class.

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Mid Cap Value Portfolio – Service Shares
	Years ended December 31
	2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.18	$15.74	$13.72	$10.63	$16.67

Income from investment operations:
Net investment income/(loss)	0.19	0.11	0.08	0.04	0.06
Net gain/(loss) on securities (both realized and unrealized)	1.35	(0.58)	2.01	3.41	(4.26)
Total from investment operations	1.54	(0.47)	2.09	3.45	(4.20)

Less distributions and other:
Dividends (from net investment income)	(0.13)	(0.09)	(0.07)	(0.04)	(0.06)
Distributions (from capital gains)	(1.02)	—	—	(0.31)	(1.78)
Return of capital	N/A	N/A	N/A	(0.01)	N/A
Total distributions and other	(1.15)	(0.09)	(0.07)	(0.36)	(1.84)

Net asset value, end of period	$15.57	$15.18	$15.74	$13.72	$10.63

Total return	10.79%	(2.98)%	15.28%	33.14%	(27.88)%	(1)

Net assets, end of period (in thousands)	$86,831	$78,895	$82,754	$77,766	$56,505
Average net assets for the period (in thousands)	$84,211	$83,879	$76,667	$64,356	$58,398
Ratio of gross expenses to average net assets	0.86%	1.19%	1.27%	1.38%	1.64%
Ratio of net expenses to average net assets	0.86%	1.19%	1.27%	1.38%	1.59%
Ratio of net investment income/(loss) to average net assets	1.22%	0.63%	0.61%	0.53%	0.59%
Portfolio turnover rate	49%	52%	65%	77%	100%

(1)	The subadviser reimbursed the Portfolio for a security transaction error. The impact on performance due to the reimbursement was 1.75%.

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Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Portfolios may invest, as well as some general investment terms. The Portfolios may invest in these instruments to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

EQUITY AND DEBT SECURITIES

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Portfolio with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Portfolio purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Portfolio may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Portfolio may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Portfolio’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Portfolio with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Portfolio’s duration is usually shorter than its average maturity.

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Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds (“ETFs”) are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds”.

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Portfolio sells a mortgage-related security, such as a security issued by Government National Mortgage Association, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (“PFICs”) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that a Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

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Real estate investment trust (“REIT”) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

FUTURES, OPTIONS, AND OTHER DERIVATIVES

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps, and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component

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may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Portfolio may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Portfolio may purchase and write put and call options on securities, securities indices, and foreign currencies. A Portfolio may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

Cash sweep program is an arrangement in which a Portfolio’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Diversification is a classification given to a fund under the Investment Company Act of 1940, as amended (the “1940 Act”). Portfolios are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a

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portfolio may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A portfolio that is classified as “nondiversified” under the 1940 Act, on the other hand, has the flexibility to take larger positions in a smaller number of issuers than a portfolio that is classified as “diversified.” However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a portfolio which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio which is classified as diversified.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Portfolio’s total assets in an industry or group of industries.

Leverage is when a Portfolio increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, a Portfolio’s short sales effectively leverage a Portfolio’s assets. The use of leverage may make any change in a Portfolio’s NAV even greater and thus result in increased volatility of returns. A Portfolio’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force a Portfolio to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Portfolio’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain portfolios, while others do not emphasize investments in companies of any particular size.

Net long is a term used to describe when a Portfolio’s assets committed to long positions exceed those committed to short positions.

Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Short sales in which a Portfolio may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that a Portfolio owns, or a Portfolio has the right to obtain the amount of the security sold short at a specified date in the future. A Portfolio may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Portfolio will realize a short-term capital gain. Although a Portfolio’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

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Explanation of rating categories

The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital and Perkins consider security ratings when making investment decisions, they also perform their own investment analysis and do not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR’S RATINGS SERVICES

Bond Rating	Explanation

Investment Grade
AAA	Highest rating; extremely strong capacity to pay principal and interest.
AA	High quality; very strong capacity to pay principal and interest.
A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB	Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

Non-Investment Grade
BB	Less vulnerable to nonpayment than other speculative issues; major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	More vulnerable to nonpayment than obligations rated “BB,” but capacity to meet its financial commitment on the obligation; adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC	Currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
CC	Currently highly vulnerable to nonpayment.
C	Currently highly vulnerable to nonpayment; a bankruptcy petition may have been filed or similar action taken, but payments on the obligation are being continued.
D	In default.

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FITCH, INC.

Long-Term Bond Rating	Explanation

Investment Grade
AAA	Highest credit quality. Denotes the lowest expectation of credit risk. Exceptionally strong capacity for payment of financial commitments.
AA	Very high credit quality. Denotes expectations of very low credit risk. Very strong capacity for payment of financial commitments.
A	High credit quality. Denotes expectations of low credit risk. Strong capacity for payment of financial commitments. May be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB	Good credit quality. Currently expectations of low credit risk. Capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity than is the case for higher ratings.

Non-Investment Grade
BB	Speculative. Indicates possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may be available to allow financial commitments to be met.
B	Highly speculative. May indicate distressed or defaulted obligations with potential for extremely high recoveries.
CCC	May indicate distressed or defaulted obligations with potential for superior to average levels of recovery.
CC	May indicate distressed or defaulted obligations with potential for average or below-average levels of recovery.
C	May indicate distressed or defaulted obligations with potential for below-average to poor recoveries.
D	In default.

MOODY’S INVESTORS SERVICE, INC.

Bond Rating	Explanation

Investment Grade
Aaa	Highest quality, smallest degree of investment risk.
Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.
A	Upper to medium-grade obligations; many favorable investment attributes.
Baa	Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

Non-Investment Grade
Ba	More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca	Speculative in a high degree; could be in default or have other marked shortcomings.
C	Lowest rated; extremely poor prospects of ever attaining investment standing.

Unrated securities will be treated as non-investment grade securities unless the portfolio managers and/or investment personnel determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies (“split-rated securities”), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security or (ii) the lowest rating if only two agencies provide a rating for the security.

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SECURITIES HOLDINGS BY RATING CATEGORY

During the year ended December 31, 2012, the percentage of securities holdings for Flexible Bond Portfolio by rating category based upon a weighted monthly average was:

Flexible Bond Portfolio
Bonds and Loans–S&P Rating:
AAA	0.9%
AA	38.8%
A	10.2%
BBB	31.6%
BB	12.8%
B	0.8%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated*	2.8%
Cash and Cash Equivalents	2.1%
Total	100.0%

*	Not Rated securities are not rated by S&P but may be rated by other rating agencies.

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You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your insurance company or plan sponsor, or by contacting a Janus representative at 1-877-335-2687. The Portfolios’ Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/variable-insurance. Additional information about the Portfolios’ investments is available in the Portfolios’ annual and semiannual reports. In the Portfolios’ annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Portfolios.

The Statement of Additional Information provides detailed information about the Portfolios and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolios (including the Portfolios’ Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Portfolios from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com/variable-insurance

151 Detroit Street
Denver, CO 80206-4805
1-877-335-2687

The Trust’s Investment Company Act File No. is 811-7736.

                                                                                                      ▼ May 1, 2013

Institutional Shares Ticker
Asset Allocation
Global Allocation Portfolio – Moderate	JMAPX
(formerly named Moderate Allocation Portfolio)

Janus Aspen Series

Prospectus

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes Global Allocation Portfolio – Moderate (the “Portfolio”), a series of Janus Aspen Series (the “Trust”). Janus Capital Management LLC (“Janus Capital”) serves as investment adviser to the Portfolio.

The Portfolio currently offers two classes of shares. The Institutional Shares (the “Shares”) are sold under the name of “Janus Aspen Series” and are offered by this Prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, “variable insurance contracts”), as well as certain qualified retirement plans.

This Prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

Portfolio summary
Global Allocation Portfolio – Moderate	2

Additional information about the Portfolio
Fees and expenses	9
Additional investment strategies and general portfolio policies	9
Risks of the Portfolio	11

Management of the Portfolio
Investment adviser	20
Management expenses	20
Investment personnel	22

Other information	23

Distributions and taxes	24

Shareholder’s guide
Pricing of portfolio shares	25
Payments to financial intermediaries by Janus Capital or its affiliates	26
Purchases	26
Redemptions	27
Excessive trading	28
Shareholder communications	30

Financial highlights	31

Appendix A	32

Glossary of investment terms	39

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Portfolio summary

Global Allocation Portfolio – Moderate
(formerly named Moderate Allocation Portfolio)

Ticker:	JMAPX	Institutional Shares

INVESTMENT OBJECTIVE

Global Allocation Portfolio – Moderate seeks total return through growth of capital and income.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%
Other Expenses	24.49%
Acquired Fund Fees and Expenses(1)	0.83%
Total Annual Fund Operating Expenses(2)	25.37%
Fee Waiver(2)	23.94%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.43%

(1)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Portfolio expects to incur during the next fiscal year.

(2)	Janus Capital has contractually agreed to waive the Portfolio’s total annual fund operating expenses (excluding any expenses of an underlying fund (acquired fund fees and expenses), administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) to 0.39% until at least May 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio’s Board of Trustees. For a period of three years subsequent to the Portfolio’s commencement of operations (August 31, 2011), Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Portfolio’s expense ratio, including recovered expenses, falls below the expense limit.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (including the operating expenses of the underlying funds) without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$2,279	$5,538	$7,605	$10,039

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Portfolio invests in issuers from several different countries and may, under

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unusual circumstances, be invested in a single country. As a result, the Portfolio normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Portfolio may also have significant exposure to emerging markets.

The Portfolio pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Portfolio’s investments that normally provides exposure of approximately 48.5% to equity investments, 33.5% to fixed-income securities and money market instruments, and 18% to alternative investments. The target allocation and the allocation of the Portfolio’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Portfolio is considered a “fund of funds.”

The Portfolio’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Portfolio, oversees the investment process, and is responsible for the day-to-day management of the Portfolio. The portfolio manager continually monitors asset class allocations and periodically rebalances the Portfolio’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Portfolio assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.

Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Portfolio’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Portfolio’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.

The Portfolio will normally allocate approximately 48.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 33.5% of its investments to underlying bond funds and money market instruments, and approximately 18% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.

When market conditions dictate a more defensive strategy, the Portfolio or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Portfolio may take positions that are inconsistent with its investment objective. As a result, the Portfolio may not achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking growth of capital and income. Investments in a portfolio with common stock and alternative investment exposure tend to be more volatile than many other investment choices.

Main Risks Associated with the Portfolio
Allocation Risk. The Portfolio’s ability to achieve its investment objective depends largely upon the portfolio manager’s allocation of assets among the underlying funds and other securities, using the optimization process (a process that utilizes quantitative analysis of a number of factors, such as historical risk, performance, fund classifications, and the relationship among underlying funds) and the judgment of the portfolio manager. You could lose money on your investment in the Portfolio as a result of these allocations. The Portfolio will typically invest in a number of different underlying funds; however, to the extent that the Portfolio invests a significant portion of its assets in a single underlying fund, it will be more sensitive to the risks associated with that fund and any investments in which that fund focuses.

Affiliated Fund Risk. Janus Capital has the authority to select and substitute underlying affiliated mutual funds. The fees paid to Janus Capital by some Janus mutual funds are generally higher than the fees paid to Janus Capital by the Portfolio or by other funds and share classes available for investment by the Portfolio. These conditions may create a conflict of interest

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when selecting underlying affiliated mutual funds and share classes for investment. Janus Capital, however, is a fiduciary to the Portfolio and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated mutual funds.

Main Risks Associated with the Underlying Funds and Securities
The biggest risk is that the underlying funds’ returns will vary, and you could lose money.

Market Risk. Approximately 48.5% of the Portfolio’s assets are allocated to equity investments through investments in underlying funds. The value of an underlying fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if a portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of an underlying fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Fixed-Income Securities Risk. Approximately 33.5% of the Portfolio’s assets are allocated to fixed-income securities through investments in underlying funds. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause an underlying fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which an underlying fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that an underlying fund’s portfolio manager would like or at the price the portfolio manager believes the security is currently worth.

Alternative Investments Allocation Risk. Approximately 18% of the Portfolio’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Portfolio’s allocation to alternative investments, the Portfolio may invest in a Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Portfolio may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Portfolio and you could lose money. Investment in the underlying funds also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks.

Foreign Exposure Risk. Certain underlying funds may have significant exposure to foreign markets as a result of their investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, an underlying fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where an underlying fund has invested a significant amount of its assets may have a greater effect on an underlying fund’s performance than it would in a more geographically diversified portfolio. An underlying fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and

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regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, an underlying fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of an underlying fund’s investments. To the extent that an underlying fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when an underlying fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks.

Sovereign Debt Risk. An underlying fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the underlying fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Leverage Risk. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. In particular, certain commodity-linked investments may subject an underlying fund to leveraged market exposure to commodities. Leverage also occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. An underlying fund’s use of leverage can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.

Commodity-Linked Investments Risk. Certain underlying funds’ derivatives investments may include derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Exchange-Traded Funds Risk. Certain underlying funds may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments. When an underlying fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. ETFs have certain inherent risks generally associated with investments in a portfolio of securities in which the ETF is invested, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained.

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Exchange-Traded Notes Risk. Certain underlying funds may invest in exchange-traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk. The value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced commodity. When an underlying fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on an underlying fund’s right to redeem its investment in an ETN, which is meant to be held until maturity. An underlying fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Derivatives Risk. Certain underlying funds may invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the Portfolio’s performance during the period indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. Performance information for each underlying fund is available in its prospectus and/or the most recent annual or semiannual report. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Institutional Shares (calendar year-end)

2012
15.62%

Best Quarter: First Quarter 2012 11.44% Worst Quarter: Second Quarter 2012 −2.97%

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Average Annual Total Returns (periods ended 12/31/12)

	1 Year	Since Inception (8/31/11)

Global Allocation Portfolio – Moderate

Institutional Shares	15.62%	11.17%

Morgan Stanley Capital International All Country World Indexsm	16.13%	9.39%
(net of foreign withholding taxes) (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)

Global Moderate Allocation Index	11.45%	6.48%
(reflects no deduction for fees, expenses, or taxes, except any applicable foreign withholding taxes)

S&P 500® Index	16.00%	15.07%
(reflects no deduction for fees, expenses, or taxes)

Moderate Allocation Index	11.74%	9.38%
(reflects no deduction for fees, expenses, or taxes)

Effective May 1, 2013, the Portfolio’s primary benchmark index changed from the S&P 500® Index to the Morgan Stanley Capital International (“MSCI”) All Country World Indexsm to reflect the global investment strategies of the Portfolio. Additionally, the Portfolio changed the name of its secondary benchmark index from Moderate Allocation Index to Global Moderate Allocation Index and its composition from an internally-calculated, hypothetical combination of total returns from the Dow Jones Wilshire 5000 Index (40%), the Barclays U.S. Aggregate Bond Index (40%), the MSCI EAFE® Index (18%), and the MSCI Emerging Markets Free Indexsm (2%) to an internally-calculated, hypothetical combination of total returns from the MSCI All Country World Indexsm (60%) and the Barclays Global Aggregate Bond Index (40%). The MSCI All Country World Indexsm is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of global developed and emerging markets. Janus Capital believes that the foregoing benchmark index changes provide a more appropriate representation of the Portfolio’s revised investment strategy that includes an increased focus on global investments, including emerging markets.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Daniel G. Scherman, CFA, is Executive Vice President and Portfolio Manager of the Portfolio, which he has managed since inception.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

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PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

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Additional information about the Portfolio

FEES AND EXPENSES

The Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. The Portfolio’s returns are net of these expenses. Expenses may be higher or lower depending upon the allocation of the Portfolio’s assets among the underlying funds and the actual expenses of the underlying funds, including any expenses associated with the underlying funds’ investments in exchanged-traded funds.

Please refer to the following important information when reviewing the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of the Prospectus. The fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2012.

•	“Annual Fund Operating Expenses” are paid out of the Portfolio’s assets and include fees for portfolio management and administrative services, including recordkeeping, subaccounting, and other shareholder services. You do not pay these fees directly but, as the Example in the Portfolio Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by the Portfolio to Janus Capital. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	“Other Expenses” may include reimbursement to Janus Services LLC of its out-of-pocket costs for serving as transfer agent and providing servicing to shareholders, including servicing provided by third parties.

•	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which the Portfolio invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Portfolio incurs as a result of investing in shares of an underlying fund. The Portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds.

•	Janus Capital has contractually agreed to waive the Portfolio’s “Total Annual Fund Operating Expenses” to a certain limit until at least May 1, 2014. The expense limit is described in the “Management Expenses” section of this Prospectus.

•	All expenses in the Portfolio’s “Fees and Expenses of the Portfolio” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

ADDITIONAL INVESTMENT STRATEGIES AND GENERAL PORTFOLIO POLICIES

This Prospectus provides information about the Portfolio, a mutual fund that invests in Janus stock and bond mutual funds, money market instruments, and alternative investment strategies (the “underlying funds”). Because it invests in other funds, the Portfolio is considered a “fund of funds.” The term “fund of funds” is used to describe a mutual fund that pursues its objective by investing primarily in other mutual funds, rather than in individual stocks, bonds, or alternative investment strategies. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. The Portfolio is best suited for long-term investors.

This section takes a closer look at the Portfolio’s principal investment strategies, as well as certain risks of investing in the Portfolio. Please carefully review the “Risks of the Portfolio” section of this Prospectus for a discussion of risks associated with certain investment techniques. The “Glossary of Investment Terms” includes descriptions of investment terms used throughout this Prospectus.

The Portfolio invests in a variety of underlying funds to pursue its target allocation of equity investments, fixed-income securities, and alternative investments, and may also invest in money market instruments or cash/cash equivalents. The following table indicates the Portfolio’s long-term expected average asset allocation, which is how the Portfolio’s investments generally will be allocated among the major asset classes over the long term, as well as the ranges, under normal market conditions, within which the Portfolio’s asset class allocations generally will vary over short-term periods.

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Long-Term Expected Average Asset Allocation
Equity Investments	48.5%

Fixed-Income Securities and Money Market Instruments	33.5%

Alternative Investments	18%

Normal Asset Allocation Range
Equity Investments	45%-60%

Fixed-Income Securities and Money Market Instruments	30%-45%

Alternative Investments	5%-20%

The Portfolio will normally allocate its investments to underlying funds that provide varying exposure to large U.S.-based companies, small- to mid-capitalization companies, international companies (including those with exposure to emerging markets), bonds and money market instruments, derivatives, currency strategies, and alternative investments. The allocations may change from time to time to reflect market fluctuations or in response to various economic or other factors as deemed appropriate by the portfolio manager.

Although the Portfolio can invest in any or all of the underlying funds described in Appendix A of this Prospectus, it is expected that the Portfolio will normally invest in only some of the underlying funds at any particular time. The Portfolio’s investment in any underlying fund may exceed 25% of the Portfolio’s total assets. For information on the underlying Janus funds currently available for investment by the Portfolio, including investment objectives and strategies, see “Investment Objectives and Strategies of the Underlying Funds” in Appendix A. In addition to investing in the underlying funds shown in the following table, at the discretion of Janus Capital and without prior shareholder notification, the Portfolio may invest in additional Janus funds established in the future.

The following table shows the asset categories and the list of currently available underlying funds for each category as of the date of this Prospectus. These categories and the respective underlying funds may change at any time without prior notice.

Asset Category – Potential Underlying Funds*
Equity Securities (Stocks)

Balanced Portfolio	INTECH U.S. Value Fund	Janus International Equity Fund

Enterprise Portfolio	Janus Asia Equity Fund	Janus Overseas Fund

Forty Portfolio	Janus Balanced Fund	Janus Research Fund

Global Research Portfolio	Janus Contrarian Fund	Janus Triton Fund

Global Technology Portfolio	Janus Emerging Markets Fund	Janus Twenty Fund

Janus Aspen INTECH U.S. Low Volatility Portfolio	Janus Enterprise Fund	Janus Venture Fund

Janus Aspen Perkins Mid Cap Value Portfolio	Janus Forty Fund	Perkins Global Value Fund

Janus Portfolio	Janus Fund	Perkins International Value Fund

Overseas Portfolio	Janus Global Life Sciences Fund	Perkins Large Cap Value Fund

INTECH Global Dividend Fund	Janus Global Research Fund	Perkins Mid Cap Value Fund

INTECH International Fund	Janus Global Select Fund	Perkins Select Value Fund

INTECH U.S. Core Fund	Janus Global Technology Fund	Perkins Small Cap Value Fund

INTECH U.S. Growth Fund	Janus Growth and Income Fund	Perkins Value Plus Income Fund

Fixed-Income Securities (Bonds)

Flexible Bond Portfolio	Janus Global Bond Fund	Janus Real Return Fund

Janus Flexible Bond Fund	Janus High-Yield Fund	Janus Short-Term Bond Fund

Alternative Investments

Janus Diversified Alternatives Fund	Janus Global Real Estate Fund

*	Allocations to underlying funds and/or portfolios are based on certain criteria, which includes, but may not be limited to, an analysis of the expense structure and/or performance history of each available class of shares and ensuring compliance with diversification requirements under the Internal Revenue Code.

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Actual holdings percentages may vary due to actual cash flows and changes to the underlying funds’ asset values. In addition, the Portfolio may reallocate its assets among these or any underlying funds as described in this Prospectus, including investing a portion or all of its assets in cash equivalents or a money market fund. The Portfolio and certain underlying funds may purchase unlimited shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. Janus Capital may change the asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior notice to shareholders. Information regarding the Portfolio’s actual allocations to underlying funds is available to shareholders on a periodic basis through the Portfolio’s annual and semiannual reports, reports filed with the Securities and Exchange Commission, and at janus.com/variable-insurance. Please refer to “Availability of Portfolio Holdings Information” in this Prospectus to learn how to access the most recent allocation information.

The following chart summarizes the management process:

Action	Normal Frequency
Establish strategic asset class allocation policy	Annually

Monitor asset class allocations	Ongoing

Review/rebalance Portfolio allocations	Quarterly

Review asset (and sub-asset) class exposures/classifications	Annually

The Portfolio’s Board of Trustees (“Trustees”) may change the Portfolio’s investment objective or non-fundamental principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to the Portfolio’s objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to the Portfolio and the underlying funds. Some of these strategies and policies may be part of a principal strategy. Other strategies and policies may be utilized to a lesser extent.

Cash Position
The Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances to meet unusually large redemptions. The Portfolio’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may take positions that are inconsistent with its investment objective. As a result, the Portfolio may not achieve its investment objective. To the extent the Portfolio invests its uninvested cash through a sweep program (meaning its uninvested cash is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements), it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Portfolio from accessing its cash.

Portfolio Turnover
The Portfolio normally seeks long-term investment, although the Portfolio may sell shares of the underlying funds regardless of how long they have been held. Portfolio turnover is affected by market conditions, changes in the size of the Portfolio, the nature of the Portfolio’s investments, and the judgment of the portfolio manager. Changes are normally made in the Portfolio’s holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making decisions regarding asset allocations among the underlying funds. The Portfolio’s transactions in the underlying funds do not entail brokerage commissions, but may result in taxable capital gains. The “Financial Highlights” section of this Prospectus shows the Portfolio’s historical turnover rates.

RISKS OF THE PORTFOLIO

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Portfolio. The Portfolio intends to allocate assets among underlying funds that invest in stocks, fixed-income securities, and money market instruments or cash/cash equivalents, while also making efforts to minimize risk exposure within the selection of investments in a variety of Janus funds. The allocation of the Portfolio’s assets to underlying funds may not be successful in achieving the Portfolio’s objective. There is a risk that you may achieve lower returns by investing in the Portfolio instead

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of investing directly in an underlying fund. The Portfolio’s returns are directly related to the aggregate performance and expenses of the underlying funds in which it invests. Certain of the underlying funds in which the Portfolio may invest have operated for shorter time periods and therefore have limited investment results, smaller asset bases, and estimated expense ratios. Investments by the Portfolio in such an underlying fund may increase the indirect expenses paid by the Portfolio and may result in the Portfolio not achieving its investment objective.

There is additional risk for the Portfolio with respect to aggregation of holdings of underlying funds. The aggregation of holdings of underlying funds may result in the Portfolio indirectly having concentrated assets in a particular industry, geographical sector, or single company. Such indirect concentrated holdings may have the effect of increasing the volatility of the Portfolio’s returns. The Portfolio does not control the investments of the underlying funds, and any indirect concentration occurs as a result of the underlying funds following their investment objectives.

The Portfolio is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Portfolio may fail to produce the intended results. The Portfolio may underperform its benchmark index or other mutual funds with similar investment objectives.

Janus Capital manages many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. Additionally, because Janus Capital is the adviser to the Portfolio and the underlying funds, it is subject to certain potential conflicts of interest when allocating the assets of the Portfolio among underlying funds. The Asset Allocation Committee is comprised of investment professionals of Janus Capital, and may also include investment professionals of Janus Capital’s affiliated investment advisers, who also manage or oversee the investments of other Janus Capital accounts. The officers and Trustees of the Portfolio may also serve in the same capacity as officers and Trustees of the underlying funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Portfolio and the underlying funds. Purchases and redemptions of an underlying fund by the Portfolio due to reallocations or rebalancing may result in an underlying fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase an underlying fund’s transaction costs. Large redemptions by the Portfolio may cause an underlying fund’s expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Portfolio’s SAI.

The Portfolio invests in underlying funds that may invest substantially all of their assets in common stocks. The main risk associated with investing in those funds is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, an underlying fund’s share price may also decrease.

An underlying fund’s performance may also be significantly affected, positively or negatively, by a portfolio manager’s use of certain types of investments, such as foreign (non-U.S.) securities, derivative investments, exchange-traded funds, noninvestment grade bonds (“junk” bonds), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that a portfolio manager’s use of IPOs and other types of investments may have a magnified performance impact on an underlying fund with a small asset base and the underlying fund may not experience similar performance as its assets grow.

The following information is intended to help you better understand some of the risks of investing in the Portfolio. The impact of the following risks on the Portfolio may vary depending on the Portfolio’s investment allocation. The greater the Portfolio’s allocation to an underlying fund or investment, the greater the Portfolio’s exposure to the risks associated with that underlying fund or investment. Before investing in the Portfolio, you should consider carefully the risks that you assume when investing in the Portfolio.

Bank Loan Risk. The bank loans in which certain underlying funds may invest may be denominated in U.S. or non-U.S. currencies, including the euro. Bank loans are obligations of companies or other entities entered into in connection with

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recapitalizations, acquisitions, and refinancings. An underlying fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. In addition, the bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Participation interests and assignments involve credit, interest rate, and liquidity risk. To the extent an underlying fund invests in non-U.S. bank loan investments, those investments are subject to the risks of foreign investment, including Eurozone risk.

Collateral Risk. With respect to collateral received in repurchase transactions or other investments, an underlying fund may have significant exposure to financial services, mortgage markets, and government agencies not secured by the full faith and credit of the United States. Such exposure, depending on market conditions, could have a negative impact on an underlying fund, including minimizing the value of any collateral.

Concentration Risk. An underlying fund may focus its investments in related industry groups. Because of this, companies in its portfolio may share common characteristics and react similarly to market developments. For example, many companies with a life science orientation are highly regulated and may be dependent upon certain types of technology. As a result, changes in government funding or subsidies, new or anticipated legislative changes, or technological advances could affect the value of such companies and, therefore, the underlying fund’s net asset value. In addition, an underlying fund that concentrates its assets in the real estate and real estate-related industries will be closely linked to performance of the real estate markets. Unanticipated economic, legal, cultural, political, or other developments may cause property values to decline, real estate investment trust (“REIT”) prices may drop, and changes in federal or state tax laws may affect the value of the securities held by an underlying fund. Real estate-related companies are also generally sensitive to interest rates, cash flow of underlying real estate assets, supply and demand, and management skill and creditworthiness of the issuer. As a result, such underlying funds may be subject to greater risks and their net asset value may fluctuate more than a fund that does not concentrate its investments.

Counterparty Risk. Underlying fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the underlying fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to an underlying fund. The underlying fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. An underlying fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the underlying fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. The underlying funds intend to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that an underlying fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Credit Quality Risks. Through the Portfolio’s investments in underlying funds holding fixed-income securities, the Portfolio is subject to the risks associated with the credit quality of the issuers of those fixed-income securities. Credit quality measures the likelihood that the issuer or borrower will meet its obligations on a bond. One of the fundamental risks for an underlying fund is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. Higher credit risk may negatively impact an underlying fund’s returns and yield. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s, Fitch, and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay interest at a higher rate to compensate for the associated greater risk. Interest rates can fluctuate in response to economic or market conditions which can result in a fluctuation in the price of a security and impact your return and yield. If a security has not received a

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rating, an underlying fund must rely upon Janus Capital’s credit assessment, which if incorrect can also impact the underlying fund’s returns and yield. Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Currency Risk. An underlying fund’s investments and strategies will involve exposure to foreign currencies. Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. As long as an underlying fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the underlying fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency. Additionally, and as a result of an underlying fund’s use of currency investment strategies, the underlying fund’s net currency positions may expose the underlying fund to losses independent of any securities positions.

Derivatives Risk. Certain underlying funds may invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by an underlying fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, an underlying fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent an underlying fund enters into short derivative positions, the underlying fund may be exposed to risks similar to those associated with short sales, including the risk that the underlying fund’s losses are theoretically unlimited.

Emerging Markets Risk. Within the parameters of its specific investment policies, an underlying fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. For the underlying Janus Emerging Markets Fund, such countries include any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Indexsm, which measures the equity market performance of developed markets. To the extent that an underlying fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an underlying fund’s investments. The securities markets of many of these countries may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for an underlying fund to obtain or to enforce a judgment against the issuers of such securities. In addition, an underlying fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the underlying fund’s investments. To the extent that an underlying fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the underlying fund’s performance. An underlying fund may be subject to emerging markets risk to the extent that it invests in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent an underlying fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing

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directly in foreign and emerging market securities may be reduced when an underlying fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks.

Fixed-Income Securities Risk. Through the Portfolio’s investments in underlying funds holding fixed-income securities, the Portfolio is subject to the risks associated with investments in a variety of fixed-income securities, which may be less volatile than underlying funds that invest most of their assets in common stocks; returns and yields will vary, and you could lose money. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause an underlying fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in an underlying fund having to reinvest its proceeds in lower yielding securities. Fixed-income securities may also be subject to valuation risk and liquidity risk. Valuation risk is the risk that one or more of the fixed-income securities in which an underlying fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that an underlying fund’s portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Exposure Risk. Certain underlying funds may have significant exposure to foreign markets as a result of their investments in foreign equity and debt securities, including investments in emerging markets, which can be more volatile than the U.S. markets. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities and an underlying fund’s returns and net asset value may depend on factors other than the performance of a particular company. These factors include, but may not be limited to, fluctuations in currency exchange rates, political and economic risk, regulatory risk, foreign market risk, geographic investment risk, and transaction costs. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for an underlying fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where an underlying fund has invested a significant amount of its assets may have a greater effect on an underlying fund’s performance than it would in a more geographically diversified portfolio. To the extent an underlying fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Growth Securities Risk. Certain underlying funds invest in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the underlying fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

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High-Yield/High-Risk Bond Risk. A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Services (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. The underlying Janus High-Yield Fund may invest without limit in higher-yielding/higher-risk bonds. Other underlying funds have limits related to their investments in high-yield/high-risk bonds that range from 50% or less to 20% or less of their net assets. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Industry Risk. Although the Portfolio does not concentrate its investments in specific industries, certain underlying funds may invest in companies related in such a way that they react similarly to certain industry-specific market or economic developments. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in an underlying fund’s portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in an underlying fund’s portfolio may become rapidly obsolete or have relatively short product cycles. As a result, such underlying funds’ returns may be considerably more volatile than the returns of an underlying fund that does not invest in similarly related companies.

Interest Rate Risk. Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern.

Investment Process Risk. The proprietary mathematical investment process used by INTECH, the subadviser to certain underlying funds, may not achieve the desired results. Additionally, the rebalancing techniques used by Janus Capital and INTECH may result in a higher portfolio turnover rate and related expenses compared to a “buy and hold” fund strategy. There is a risk that if INTECH’s method of identifying stocks with higher volatility than the benchmark index or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) does not result in selecting stocks with continuing volatility or the expected correlation, the underlying fund may not outperform its respective benchmark index. On an occasional basis, INTECH considers changes to its mathematical investment process. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Portfolio’s performance. In addition, others may attempt to utilize public information related to INTECH’s investment strategy in a way that may affect performance.

Leverage Risk. Leverage occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. In accordance with an underlying fund’s investment policy, the underlying fund may engage in transactions that create leverage, including, but not limited to, borrowing money from banks to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), including for investment purposes, as well as engaging in the use of short sales. An underlying fund’s use of leverage may result in risks and can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that a leveraging strategy will be successful.

Long/Short Position Risk. The value of an underlying fund’s long portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if an underlying fund’s portfolio managers are incorrect about their assessment of a company’s intrinsic worth. Further, regardless of how well individual companies or securities perform, the value of an underlying fund’s long portfolio could also decrease if there are deteriorating economic or market conditions. Conversely, an underlying fund’s short positions may result in a loss (which may be unlimited) if the value of an individual company or security, or multiple companies or securities, in the portfolio increases or if the stock market goes up, regardless of how well the businesses of individual companies or securities in the portfolio perform. If the value of an underlying fund’s portfolio decreases, the underlying fund’s net asset value will also decrease.

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Market Risk. Underlying funds investing in equity securities are subject to the risks associated with investments in common stocks, which tend to be more volatile than many other investment choices. The value of an underlying fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if a portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of an underlying fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the underlying fund invests. If the value of the underlying fund’s portfolio decreases, an underlying fund’s net asset value will also decrease, resulting in a decrease in the Portfolio’s net asset value, which means if you sell your shares in the Portfolio you may lose money.

It is also important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on an underlying fund, such as a decline in the value and liquidity of many securities held by the underlying fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in underlying fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude an underlying fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by an underlying fund, including potentially limiting or completely restricting the ability of the underlying fund to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

In addition, European markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and worldwide sellers of credit default swaps linked to that country’s creditworthiness. These trends have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of all European countries, which in turn may have a material adverse effect on an underlying fund’s investments in such countries, other countries that depend on European countries for significant amounts of trade or investment, or issuers with exposure to European debt.

Mortgage-Backed Securities Risk. Rising interest rates tend to extend the duration of, or reduce the rate of prepayments on, mortgage-backed securities, making them more sensitive to changes in interest rates (“extension risk”). As a result, in a period of rising interest rates, the price of mortgage-backed securities may fall, causing an underlying fund that holds mortgage-backed securities to exhibit additional volatility. Mortgage-backed securities are also subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce an underlying fund’s returns because the underlying fund will have to reinvest that money at lower prevailing interest rates.

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In addition to extension risk and prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Nondiversification Risk. Certain underlying funds are classified as nondiversified under the 1940 Act and may hold a greater percentage of their assets in a smaller number of issuers. As a result, an increase or decrease in the value of a single security held by an underlying fund may have a greater impact on the underlying fund’s net asset value and total return. Being nondiversified may also make an underlying fund more susceptible to financial, economic, political, or other developments that may impact a security. Although an underlying fund may satisfy the requirements for a diversified fund, its nondiversified classification gives the underlying fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities than an underlying fund that is classified as diversified. An underlying fund’s policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the underlying fund’s performance and its share price.

Portfolio Turnover Risk. Increased portfolio turnover of underlying funds may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on the Portfolio’s performance.

Real Estate Securities Risk. To the extent an underlying fund holds equity and/or debt securities of real estate-related companies, the Portfolio may be affected by the risks associated with real estate investments. The value of securities of companies in real estate and real estate-related industries, including securities of REITs, is sensitive to decreases in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding/supply and demand, increased competition, local and general economic conditions, increases in operating costs, environmental liabilities, management skill in running a REIT, and the creditworthiness of the REIT.

REIT Risk. To the extent an underlying fund invests in REITs, it may be subject to the additional risks associated with REIT investments. The ability to trade REITs in the secondary market can be more limited compared to other equity investments, and certain REITs have relatively small market capitalizations, which can increase the volatility of the market price for their securities. REITs are also subject to heavy cash flow dependency to allow them to make distributions to their shareholders.

Securities Lending Risk. An underlying fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. Each underlying fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. When an underlying fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The underlying fund may earn income by investing this collateral in one or more affiliated or non-affiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, the underlying fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the underlying fund may experience delays and costs in recovering the security or gaining access to the collateral provided to collateralize the loan. If the underlying fund is unable to recover a security on loan, the underlying fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the underlying fund. Janus Capital intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.

Short Sales Risk. Short sales are speculative transactions and involve special risks, including a greater reliance on the ability of an underlying fund’s portfolio manager to accurately anticipate the future value of a security. An underlying fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. An underlying fund’s losses are potentially unlimited in a short sale transaction. The use of short sales may also cause an underlying fund to have higher expenses than those of other underlying funds. In addition, due to the investment process of long and short positions, an underlying fund may be subject to additional transaction costs that may lower the underlying fund’s returns. An underlying fund’s use of short sales may also have a leveraging effect on the underlying fund’s portfolio.

Small- and Mid-Sized Companies Risk. Due to certain underlying funds’ investments in securities issued by small- and mid-sized companies, the underlying funds’ net asset value may fluctuate more than that of an underlying fund investing primarily in large companies. An underlying fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more

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substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on an underlying fund’s returns, especially as market conditions change.

Sovereign Debt Risk. Certain underlying funds may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. An underlying fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the underlying fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the underlying fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

Subsidiary Risk. By investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”), the underlying Janus Diversified Alternatives Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the underlying fund. The Subsidiary is not registered under the 1940 Act, and is not subject to all of the provisions of the 1940 Act. The Internal Revenue Service (“IRS”) has previously issued a number of private letter rulings to mutual funds (but not the underlying fund), which indicate that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund’s prospectus and the statement of additional information. Such changes could adversely affect the underlying fund’s ability to meet its investment objective and jeopardize the underlying fund’s status as a regulated investment company under the U.S. tax code, which in turn may subject the underlying fund to higher tax rates and/or penalties.

Value Investing Risk. Certain underlying funds invest in “value” stocks. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

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Management of the Portfolio

INVESTMENT ADVISER

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Portfolio and the underlying funds. Janus Capital is responsible for the day-to-day management of the Portfolio’s investment portfolio, as well as the investment portfolios of certain underlying funds, and furnishes continuous advice and recommendations concerning the Portfolio’s investments. Janus Capital also provides certain administration and other services and is responsible for other business affairs of the Portfolio.

Janus Capital (together with its predecessors) has served as investment adviser to Janus mutual funds since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.

Janus Capital furnishes certain administration, compliance, and accounting services for the Portfolio and is reimbursed by the Portfolio for certain of its costs in providing those services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. Janus Capital provides office space for the Portfolio. Some expenses related to compensation payable to the Janus funds’ Chief Compliance Officer and compliance staff are shared with the Janus funds. The Portfolio also pays for salaries, fees, and expenses of certain Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Janus funds. The Janus funds pay these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolio.

MANAGEMENT EXPENSES

The Portfolio pays Janus Capital an investment advisory fee and incurs expenses, including any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. The Portfolio’s investment advisory fee is calculated daily and paid monthly. The Portfolio’s advisory agreement details the investment advisory fee and other expenses that the Portfolio must pay. Janus Capital also receives an investment advisory fee for managing the underlying funds. Refer to the underlying funds’ prospectuses for specific information about investment advisory fees.

The following table reflects the Portfolio’s contractual investment advisory fee rate (expressed as an annual rate), as well as the actual investment advisory fee rate paid by the Portfolio to Janus Capital (gross and net of fee waivers, if applicable). The rate shown is a fixed rate based on the Portfolio’s average daily net assets.

Actual Investment
		Contractual	Advisory Fee
	Average Daily	Investment	Rate (%) (for
	Net Assets	Advisory Fee (%)	the fiscal year ended
Portfolio Name	of the Portfolio	(annual rate)	December 31, 2012)
Global Allocation Portfolio – Moderate(1)	All Asset Levels	0.05	0.00 (2)

(1)	Janus Capital has agreed to waive the Portfolio’s total annual fund operating expenses (excluding any expenses of an underlying fund (acquired fund fees and expenses), administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) to a certain level until at least May 1, 2014. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of the Prospectus, and additional information is included under “Expense Limitation” below. The waiver is not reflected in the contractual fee rate shown.

(2)	For the fiscal year ended December 31, 2012, the Portfolio did not pay Janus Capital any investment advisory fees (net of fee waivers) because the Portfolio’s fee waiver exceeded the investment advisory fee.

A discussion regarding the basis for the Trustees’ approval of the Portfolio’s investment advisory agreement is included in the Portfolio’s annual or semiannual report to shareholders. You can request the Portfolio’s annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/variable-insurance.

Expense Limitation
Janus Capital has contractually agreed to waive the advisory fee payable by the Portfolio in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any expenses of an underlying fund (acquired fund fees and expenses), administrative services fees payable pursuant to the

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Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of the Portfolio, see the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of the Prospectus. Janus Capital has agreed to continue the waiver until at least May 1, 2014. Mortality risk, expense risk, and other charges imposed by participating insurance companies are also excluded from the expense limitation noted.

Portfolio Name	Expense Limit Percentage (%)
Global Allocation Portfolio – Moderate(1)	0.39

(1)	For a period of three years subsequent to the Portfolio’s commencement of operations (August 31, 2011), Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Portfolio’s expense ratio, including recovered expenses, falls below the expense limit.

SUBADVISERS OF CERTAIN UNDERLYING FUNDS

INTECH Investment Management LLC (“INTECH”) serves as subadviser to six of the available underlying funds: Janus Aspen INTECH U.S. Low Volatility Portfolio, INTECH Global Dividend Fund, INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, and INTECH U.S. Value Fund (together, the “INTECH Funds”). INTECH (together with its predecessors), CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401, also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, offshore investment funds, and other institutional accounts and registered investment companies. As subadviser, INTECH provides day-to-day management of the investment operations of the underlying INTECH Funds. Janus Capital owns approximately 96% of INTECH.

Janus Capital Singapore Pte. Limited (“Janus Singapore”) serves as subadviser to three of the available underlying funds: Janus Asia Equity Fund, Janus Emerging Markets Fund, and Janus International Equity Fund. Janus Singapore, #36-02 AXA Tower, 8 Shenton Way, Singapore 068811, has been in the investment advisory business since 2011 and also serves as subadviser to other U.S. registered investment companies and offshore investment funds. Janus Singapore is a wholly-owned subsidiary of Janus Capital. As subadviser, Janus Singapore provides advisory services to the underlying Janus Asia Equity Fund, Janus Emerging Markets Fund, and Janus International Equity Fund.

Perkins Investment Management LLC (“Perkins”) serves as subadviser to eight of the available underlying funds: Janus Aspen Perkins Mid Cap Value Portfolio, Perkins Global Value Fund, Perkins International Value Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund (together, the “Value Funds”). Perkins (together with its predecessors), 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606, has been in the investment management business since 1984 and provides day-to-day management of the investment operations of the underlying Value Funds, as well as other mutual funds and separate accounts. Janus Capital owns approximately 78% of Perkins. Perkins has the option to require Janus Capital to purchase all or part of its remaining ownership interests following certain anniversary dates. On February 1, 2013, Perkins exercised its rights to put 98% of its interests to Janus Capital. The transaction is expected to close in August 2013.

THIRD PARTY CONSULTANT

Janus Capital has entered into an agreement with Wilshire Associates Inc. (“Wilshire”), a global investment technology, investment consulting, and investment management firm, to act as a consultant to Janus Capital. Wilshire provides research and advice regarding asset allocation methodologies, which Janus Capital uses when determining asset class allocations for the Portfolio. Based upon information provided by Janus Capital, Wilshire also provides quantitative and qualitative evaluations of the underlying funds’ portfolio managers’ and/or investment personnel’s investment style. Janus Capital may use these evaluations in its decisions to allocate assets among underlying funds. Janus Capital pays Wilshire a fee for its consulting services.

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INVESTMENT PERSONNEL

Global Allocation Portfolio – Moderate
Daniel G. Scherman, CFA, is Executive Vice President and Portfolio Manager of Global Allocation Portfolio – Moderate. Mr. Scherman has sole responsibility and authority on allocations to underlying funds, as well as oversight over the Portfolio’s cash management. Mr. Scherman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2005 as Director of Risk and Trading. Mr. Scherman holds a Bachelor’s degree in Economics and History from Dartmouth College and a Master of Business Administration degree from Boston University. He holds the Chartered Financial Analyst designation.

Information about the portfolio manager’s compensation structure and other accounts managed, as well as the range of his individual ownership of securities of the specific Portfolio(s) he manages and the aggregate range of his individual ownership in all mutual funds advised by Janus Capital, is included in the SAI.

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Other information

CLASSES OF SHARES

Only Institutional Shares are offered by this Prospectus. Institutional Shares are sold under the name Janus Aspen Series. The Shares are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans, that require a fee from Portfolio assets to procure distribution and/or administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares, please call 1-800-525-0020. In addition, for an analysis of fees associated with an investment in either share class or other similar funds, please visit www.finra.org/fundanalyzer.

CLOSED FUND POLICIES

The Portfolio may limit sales of its Shares to new investors if Janus Capital and the Trustees believe continued sales may adversely affect the Portfolio’s ability to achieve its investment objective. If sales of the Portfolio are limited, it is expected that existing shareholders invested in the Portfolio would be permitted to continue to purchase Shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Requests for new accounts into a closed portfolio would be reviewed by management, taking into consideration eligibility requirements and whether the addition to the portfolio is believed to negatively impact existing portfolio shareholders. The closed portfolio may decline opening new accounts, including eligible new accounts, if it would be in the best interests of the portfolio and its shareholders. If applicable, additional information regarding general policies and exceptions can be found in the closed portfolios’ prospectuses.

LIQUIDATION/REORGANIZATION OF A PORTFOLIO

It is important to know that, pursuant to the Trust’s Amended and Restated Trust Instrument and in accordance with any applicable regulations and laws, the Trustees have the authority to merge, liquidate, and/or reorganize a portfolio into another portfolio without seeking shareholder vote or consent.

DISTRIBUTION OF THE PORTFOLIO

The Portfolio is distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

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Distributions and taxes

DISTRIBUTIONS

To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. The Portfolio’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term capital gains, if any, are paid to shareholders as capital gains distributions, regardless of how long Shares of the Portfolio have been held. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

Distribution Schedule
Dividends for the Portfolio are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June. However, in certain situations it may be necessary for the Portfolio to declare and distribute capital gains in December. If necessary, dividends and net capital gains may be distributed at other times as well. Distributions of net investment income and net capital gains, if any, are automatically reinvested in additional Shares of the Portfolio.

How Distributions Affect the Portfolio’s NAV
Distributions are paid to shareholders as of the record date of a distribution of the Portfolio, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in the Portfolio’s daily net asset value (“NAV”). The share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio’s share price was $10.00 on December 30, the Portfolio’s share price on December 31 would be $9.75, barring market fluctuations.

TAXES

Taxes on Distributions
Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. Generally, withdrawals from such contracts or plans may be subject to federal income tax at ordinary income rates and, if withdrawals are made from a retirement plan before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

The discussion above is generally based on the assumption that Shares of the Portfolio purchased through variable insurance contracts will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying the variable insurance contracts), the advantageous federal income tax treatment provided in respect of variable contracts under the Internal Revenue Code will no longer be available, and the person or persons determined to own the Portfolio Shares (which could include the variable insurance contract holder) will be currently taxed under the Internal Revenue Code on Portfolio distributions and on the gain on any redemption of Portfolio Shares. With respect to its investments in underlying funds that are available to the public and ETFs, the Portfolio has obtained a private letter ruling from the Internal Revenue Service that such investments will not cause holders of variable insurance contracts to be treated as the owners of the Portfolio’s Shares for federal income tax purposes. The private letter ruling, however, may not address any other facts or circumstances that might give rise to an investor control issue.

Taxation of the Portfolio
Dividends, interest, and some capital gains received by the Portfolio on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Portfolio is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to satisfy the diversification requirements applicable to insurance company separate accounts under the Internal Revenue Code. Portfolios that invest in partnerships may be subject to state tax liabilities.

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Shareholder’s guide

Investors may not purchase or redeem Shares of the Portfolio directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through certain qualified retirement plans. Refer to the prospectus for the participating insurance company’s separate account or your plan documents for instructions on purchasing or selling variable insurance contracts and on how to select the Portfolio as an investment option for a contract or a qualified retirement plan.

With certain limited exceptions, the Portfolio is available only to U.S. citizens or residents.

PRICING OF PORTFOLIO SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The value of the Portfolio’s investment in an underlying fund is based upon the NAV of the underlying fund. The Portfolio’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). Foreign securities held by an underlying fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of the Portfolio’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem the Portfolio’s Shares.

All purchases and redemptions will be duly processed at the NAV next determined after your request is received in good order by the Portfolio or its agents. In order to receive a day’s price, your order must be received in good order by the Portfolio (or insurance company or plan sponsor) or its agents by the close of the regular trading session of the NYSE.

Securities held by the underlying funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The underlying funds use systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, the value for a particular security of a non-money market underlying fund may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of an underlying fund’s portfolio securities and the reflection of such change in the Portfolio’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While underlying funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in underlying funds which do not invest in foreign securities, for example, when trading in a security held by an underlying fund is halted and does not resume prior to the time the underlying fund calculates its NAV (referred to as “stale pricing”). Underlying funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that an underlying fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of an underlying fund may dilute the NAV of that underlying fund, which negatively impacts long-term shareholders of the underlying fund. The Portfolio’s fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

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PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

From its own assets, Janus Capital or its affiliates may pay fees to selected insurance companies, qualified plan service providers or their affiliates, or other financial intermediaries that distribute, market, or promote the Portfolio or perform related services for contract owners and plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

Janus Capital or its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Portfolio. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the fees described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) fees or reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price a contract owner or plan participant pays for Shares nor the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Portfolio and when considering which share class of the Portfolio is most appropriate for you. Please contact your insurance company or plan sponsor for details on such arrangements.

PURCHASES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Under certain circumstances, the Portfolio may permit an in-kind purchase of Shares. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf. As discussed under “Payments to financial intermediaries by Janus Capital or its affiliates,” Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers, or their affiliates, or other financial intermediaries that were

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instrumental in the acquisition or retention of accounts for the Portfolio or that provide services in connection with investments in the Portfolio. You should consider such arrangements when evaluating any recommendation of the Portfolio.

The Portfolio reserves the right to reject any purchase order, including exchange purchases, for any reason. The Portfolio is not intended for excessive trading. For more information about the Portfolio’s policy on excessive trading, refer to “Excessive Trading.”

The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your insurance company or plan sponsor is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your insurance company or plan sponsor may temporarily limit additional share purchases. In addition, your insurance company or plan sponsor may close an account if they are unable to verify a shareholder’s identity. Please contact your insurance company or plan sponsor if you need additional assistance when completing your application or additional information about the insurance company or plan sponsor’s Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus Capital’s Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Potential Conflicts
Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its Shares to unaffiliated variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more portfolios or substitute Shares of another portfolio. If this occurs, a portfolio may be forced to sell its securities at disadvantageous prices. In addition, the portfolios may refuse to sell their Shares to any separate account or qualified plan or may suspend or terminate the offering of a portfolio’s Shares if such action is required by law or regulatory authority or is in the best interests of that portfolio’s shareholders. It is possible that a qualified plan investing in the portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the portfolios. Janus Capital intends to monitor such qualified plans, and the portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

REDEMPTIONS

Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through certain qualified retirement plans. Please refer to the appropriate separate account prospectus or plan documents for details.

Shares of the Portfolio may be redeemed on any business day on which the Portfolio’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Portfolio or its agents. Redemption proceeds will normally be sent the business day following receipt of the redemption order.

The Portfolio reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Portfolio to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

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Large Shareholder Redemptions
Certain participating insurance companies, accounts, or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Portfolio’s Shares. Redemptions by these participating insurance companies or accounts of their holdings in the Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force the Portfolio to sell securities, which may negatively impact the Portfolio’s brokerage costs.

Redemptions In-Kind
Shares normally will be redeemed for cash, although the Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a portfolio, by delivery of securities selected from its assets at its discretion. However, the Portfolio is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Portfolio will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Portfolio for cash redemptions.

While the Portfolio may pay redemptions in-kind, the Portfolio may instead choose to raise cash to meet redemption requests through the sale of portfolio securities or permissible borrowings. If the Portfolio is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s NAV and may increase brokerage costs.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares (“excessive trading”). The Portfolio is intended for long-term investment purposes only, and the Portfolio will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Portfolio’s excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolio may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries (such as insurance companies or plan sponsors). By their nature, omnibus accounts, in which purchases and redemptions of the Portfolio’s shares by multiple investors are aggregated by the intermediary and presented to the Portfolio on a net basis, may effectively conceal the identity of individual investors and their transactions from the Portfolio and its agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Janus funds attempt to deter excessive trading through at least the following methods:

•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Portfolio Shares.”

Generally, a purchase and redemption of Shares from the Portfolio (i.e., “round trip”) within 90 calendar days may result in enforcement of the Portfolio’s excessive trading policies and procedures with respect to future purchase orders, provided that the Portfolio reserves the right to reject any purchase request as explained above.

The Portfolio monitors for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of any investor who makes more than one round trip in the Portfolio over a 90-day period, and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolio’s excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

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The Portfolio’s Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of the Portfolio’s excessive trading policies and procedures and may be rejected in whole or in part by the Portfolio. The Portfolio, however, cannot always identify or reasonably detect excessive trading that may be facilitated by insurance companies or plan sponsors or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Portfolio, and thus the Portfolio may have difficulty curtailing such activity. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolio’s excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio.

In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolio or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolio’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Portfolio shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolio’s methods to detect and deter excessive trading.

The Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Portfolio. For example, the Portfolio may refuse a purchase order if the portfolio manager believes he would be unable to invest the money effectively in accordance with the Portfolio’s investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Portfolio’s policies and procedures regarding excessive trading may be modified at any time by the Portfolio’s Trustees.

Excessive Trading Risks
Excessive trading may present risks to the Portfolio’s long-term shareholders. Excessive trading into and out of the Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders, and may increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Underlying funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by an underlying fund, which, in turn, may be held by the Portfolio, based on events occurring after the close of a foreign market that may not be reflected in the underlying fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in underlying funds which do not invest in foreign securities, for example, when trading in a security held by an underlying fund is halted and does not resume prior to the time the underlying fund calculates its NAV (referred to as “stale pricing”). Underlying funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the underlying fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of an underlying fund or the Portfolio, which negatively impacts long-term shareholders. Although the underlying funds have adopted fair valuation policies and procedures intended to reduce the underlying fund’s exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of shares held by the underlying fund.

Although the Portfolio takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolio may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Portfolio and its agents.

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This makes the Portfolio’s identification of excessive trading transactions in the Portfolio through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Moreover, the contract between an insurance company and the owner of a variable insurance contract may govern the frequency with which the contract owner may cause the insurance company to purchase or redeem shares of the Portfolio. Although the Portfolio encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolio cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their insurance company or plan sponsor with respect to excessive trading in the Portfolio.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the portfolios and to protect the confidentiality of the portfolios’ holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. The Portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Portfolio shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Portfolio at janus.com/variable-insurance.

The Portfolio may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. The Portfolio’s top portfolio holdings, in order of position size and as a percentage of the Portfolio’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. The underlying funds may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to an underlying fund’s performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Portfolios disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Portfolio’s holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Portfolio’s SAI.

SHAREHOLDER COMMUNICATIONS

Your insurance company or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolio. These reports show the Portfolio’s investments and the market value of such investments, as well as other information about the Portfolio and its operations. Please contact your insurance company or plan sponsor to obtain these reports. The Trust’s fiscal year ends December 31.

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Financial highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance through December 31 of the fiscal periods shown. Items “Net asset value, beginning of period” through “Net asset value, end of period” reflect financial results for a single Portfolio Share. The gross expense ratio reflects expenses prior to any expense offset arrangement and waivers (reimbursements), if applicable. The net expense ratio reflects expenses after any expense offset arrangement and waivers (reimbursements), if applicable. The information shown for the fiscal periods ended December 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. If these charges and expenses had been included, the performance for the periods shown would be lower. “Total return” information may include adjustments in accordance with generally accepted accounting principles. As a result, returns may differ from returns for shareholder transactions.

Global Allocation Portfolio – Moderate – Institutional Shares
	Year or Period ended
	December 31
	2012	2011(1)

Net asset value, beginning of period	$9.79	$10.00

Income from investment operations:
Net investment income/(loss)	0.20	0.17
Net gain/(loss) on securities (both realized and unrealized)	1.32	(0.21)
Total from investment operations	1.52	(0.04)

Less distributions:
Dividends (from net investment income)	(0.18)	(0.17)
Distributions (from capital gains)	(0.13)	—
Total distributions	(0.31)	(0.17)

Net asset value, end of period	$11.00	$9.79

Total return(2)	15.63%	(0.38)%

Net assets, end of period (in thousands)	$144	$125
Average net assets for the period (in thousands)	$137	$123
Ratio of gross expenses to average net assets(3)(4)	24.54%	69.84%
Ratio of net expenses to average net assets(3)(4)	0.60%	1.00%
Ratio of net investment income/(loss) to average net assets(3)	1.87%	5.27%
Portfolio turnover rate	42%	7%	(2)

(1)	Period from August 31, 2011 (commencement of operations) through December 31, 2011.

(2)	Not annualized for periods of less than one full year.

(3)	Annualized for periods of less than one full year.
(4)	Ratios do not include expenses of the underlying funds and/or investment companies in which the Portfolio invests.

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Appendix A

INVESTMENT OBJECTIVES AND STRATEGIES OF THE UNDERLYING FUNDS

The following information provides a brief description of the investment objectives and strategies of each of the underlying funds that are available within the various asset categories. Additional details are available in the underlying funds’ prospectuses. The Trustees of the underlying Janus funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to Portfolio shareholders.

The Portfolio may allocate assets to all or some of these underlying funds when rebalancing the Portfolio’s investments. At the discretion of Janus Capital and without shareholder notice, the Portfolio may invest in additional Janus funds established in the future.

Potential Underlying Funds Included in the Equity Securities Asset Category
Balanced Portfolio – Institutional Shares and Janus Balanced Fund seek long-term capital growth, consistent with preservation of capital and balanced by current income. Each fund pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. Each fund normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities. Each fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

Enterprise Portfolio – Institutional Shares and Janus Enterprise Fund seek long-term growth of capital. Each fund pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. The market capitalizations within the index will vary, but as of December 31, 2012, they ranged from approximately $418 million to $24.9 billion. Each fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

Forty Portfolio – Institutional Shares and Janus Forty Fund seek long-term growth of capital. Each fund pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. Each fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. Each fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

Global Research Portfolio – Institutional Shares and Janus Global Research Fund seek long-term growth of capital. Each fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. Each fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. Each fund normally invests at least 40% of its net assets in securities of issuers or companies from different countries located throughout the world, excluding the United States. Each fund may have significant exposure to emerging markets. Each fund may also invest in foreign equity and debt securities.

Global Technology Portfolio – Institutional Shares and Janus Global Technology Fund seek long-term growth of capital. Each fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories: (i) companies that the portfolio manager believes have or will develop products, processes, or services that will provide significant technological advancements or improvements; and (ii) companies that the portfolio manager believes rely extensively on technology in connection with their operations or services. Each fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Each fund normally invests in issuers from several different countries, which may include the United States. Each fund may, under unusual circumstances, invest in a single country. Each fund may have significant exposure to emerging markets. Each fund may also invest in U.S. and foreign debt securities.

INTECH Global Dividend Fund seeks long-term growth of capital and income. The fund invests, under normal circumstances, at least 80% of its net assets in dividend-paying securities. The fund invests primarily in common stocks from the universe of the Morgan Stanley Capital International (“MSCI”) World High Dividend Yield Index, utilizing INTECH’s mathematical investment process. The MSCI World High Dividend Yield Index is designed to reflect the performance of the high dividend yield securities contained within the broader MSCI World Indexsm. The fund may also invest in foreign equity and debt securities.

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INTECH International Fund seeks long-term growth of capital. The fund invests primarily in common stocks from the universe of the MSCI EAFE® (Europe, Australasia, Far East) Index, utilizing INTECH’s mathematical investment process. The MSCI EAFE® Index is an MSCI index that is designed to measure the performance of the developed markets of Europe, Australasia, and the Far East. The fund may also invest in foreign equity and debt securities.

INTECH U.S. Core Fund seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the S&P 500® Index, utilizing INTECH’s mathematical investment process. The S&P 500® Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the United States.

INTECH U.S. Growth Fund seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Growth Index, utilizing INTECH’s mathematical investment process. The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

INTECH U.S. Value Fund seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Value Index, utilizing INTECH’s mathematical investment process. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Janus Asia Equity Fund seeks long-term growth of capital. The fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of Asian issuers (excluding Japanese issuers). An Asian issuer is generally considered to be any company that (i) is incorporated or has its principal business activities in an Asian country; (ii) is primarily listed on the trading market of an Asian country; or (iii) derives 50% or more of its revenue from, or has 50% or more of its assets in, one or more Asian countries. The fund considers “Asian countries” to include, but not be limited to, Hong Kong, China, South Korea, Taiwan, Singapore, Malaysia, Thailand, Indonesia, Philippines, India, Vietnam, Pakistan, Russia, and Sri Lanka. Some of these countries may represent developing or emerging markets. The fund may have significant exposure to emerging market countries. The fund generally invests in equity securities, which consist primarily of common stocks, preferred stocks, depositary receipts, and convertible securities, but may also include other types of instruments, such as equity-linked securities, real estate-related companies, and real estate investment trusts issued by Asian real estate companies. The fund may invest in companies of any market capitalization. While the fund intends to diversify its investments across a number of different countries, including emerging market countries, it may, under unusual circumstances, invest all or a significant portion of its assets in a single Asian country. To a more limited degree, the fund may also invest in U.S. and foreign debt securities.

Janus Aspen INTECH U.S. Low Volatility Portfolio – Service Shares seeks capital appreciation. The fund invests, under normal circumstances, at least 80% of its net assets in U.S. stocks from the universe of the S&P 500® Index utilizing INTECH’s mathematical investment process. The S&P 500® Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the United States. The fund seeks to achieve market-like returns over the long-term, with lower absolute volatility than the S&P 500® Index (the fund’s benchmark index). In this context, absolute volatility refers to the variation in the returns of the fund. Over time, and under normal market conditions, the fund seeks to generate returns equal to those of the S&P 500® Index but with absolute volatility approximately 20%-40% lower than the S&P 500® Index.

Janus Aspen Perkins Mid Cap Value Portfolio – Institutional Shares and Perkins Mid Cap Value Fund seek capital appreciation. Each fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. Each fund primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. Each fund invests, under normal circumstances, at least 80% of its net assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap® Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of December 31, 2012, they ranged from approximately $313 million to $24.9 billion. Each fund may also invest in foreign equity and debt securities, which may include investments in emerging markets. Each fund may invest, under normal circumstances, up to 20% of its net assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, each fund may invest up to 20% of its net assets in cash or similar investments.

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Janus Contrarian Fund seeks long-term growth of capital. The fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company’s available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor. The fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Emerging Markets Fund seeks long-term growth of capital. The fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers in emerging market countries. The fund normally invests in securities of issuers that (i) are primarily listed on the trading market of an emerging market country; (ii) are incorporated or have their principal business activities in an emerging market country; or (iii) derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the MSCI World Indexsm, which measures the equity market performance of developed markets. The fund generally invests in equity securities, which consist primarily of common stocks, preferred stocks and convertible securities, but may also invest in other types of instruments, such as equity-linked securities and exchange-traded funds. The fund may invest in companies of any market capitalization.

Janus Fund and Janus Portfolio – Institutional Shares seek long-term growth of capital. Each fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although each fund may invest in companies of any size, they generally invest in larger, more established companies. As of December 31, 2012, Janus Fund’s weighted average market capitalization was $78.2 billion and Janus Portfolio’s weighted average market capitalization was $77.6 billion. Each fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Global Life Sciences Fund seeks long-term growth of capital. The fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes have a life science orientation. Generally speaking, the “life sciences” relate to maintaining or improving quality of life. The fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The fund normally invests in issuers from several different countries, which may include the United States. The fund may, under unusual circumstances, invest in a single country. The fund may have significant exposure to emerging markets. The fund may also invest in U.S. and foreign debt securities. As a fundamental policy, the fund normally invests at least 25% of its total assets in the “life sciences” sector, which may include companies in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

Janus Global Select Fund seeks long-term growth of capital. The fund pursues its investment objective by normally investing primarily in a core group of 40-70 domestic and foreign common stocks selected for their growth potential and normally investing at least 40% of its net assets in securities of issuers or companies from different countries located throughout the world, excluding the United States. The fund may invest in companies of any size, located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The fund may also invest in U.S. and foreign debt securities. The fund may also invest in emerging markets but will normally limit such investments to 30% of its net assets, measured at the time of purchase. As of December 31, 2012, the fund held stocks of 64 companies. Of these holdings, 40 comprised approximately 74.5% of the fund’s holdings.

Janus Growth and Income Fund seeks long-term capital growth and current income. The fund pursues its investment objective by normally emphasizing investments in common stocks. The fund will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities the portfolio manager believes have income potential. Eligible equity securities in which the fund may invest include: (i) domestic and foreign common stocks; (ii) preferred stocks; (iii) securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures; and (iv) other securities with equity characteristics.

Janus International Equity Fund seeks long-term growth of capital. The fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities. The fund normally invests in a core group of 60-100 equity securities of issuers from different countries located throughout the world, excluding the United States. The fund may, under unusual circumstances, invest all of its assets in a single country. The fund may invest in emerging markets

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but will normally limit such investments to 20% of its net assets, measured at the time of purchase. The fund may also invest in foreign debt securities.

Janus Research Fund seeks long-term growth of capital. The fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Triton Fund seeks long-term growth of capital. The fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. In pursuing that objective, the fund invests in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion.

Janus Twenty Fund seeks long-term growth of capital. The fund pursues its investment objective by normally investing primarily in a core group of 20-30 common stocks selected for their growth potential. The fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Venture Fund seeks capital appreciation. The fund pursues its investment objective by investing at least 50% of its equity assets in small-sized companies. The fund may also invest in larger companies with strong growth potential or relatively well-known and large companies with potential for capital appreciation. Small-sized companies are defined by the portfolio managers as those companies whose market capitalization falls within the range of companies in the Russell 2000® Growth Index. The market capitalizations within the index will vary, but as of December 31, 2012, they ranged from approximately $27 million to $4.6 billion. Companies whose capitalization or revenues fall outside these ranges after the fund’s initial purchase continue to be considered small-sized.

Overseas Portfolio – Institutional Shares and Janus Overseas Fund seek long-term growth of capital. Each fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers or companies from countries outside of the United States. Each fund normally invests in securities of issuers from several different countries, excluding the United States. Although each fund typically invests 80% or more of its assets in issuers located outside the United States, they also may normally invest up to 20% of their assets, measured at the time of purchase, in U.S. issuers, and it may, under unusual circumstances, invest all or substantially all of its assets in a single country. Each fund may have significant exposure to emerging markets. Each fund may also invest in U.S. and foreign debt securities.

Perkins Global Value Fund seeks capital appreciation. The fund pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world, including emerging markets. The fund normally invests in issuers from several different countries, which may include the United States. The fund may, under unusual circumstances, invest in a single country. The fund may have significant exposure to emerging markets. The fund may also invest in U.S. and foreign equity and debt securities. In addition, when the portfolio manager believes that market conditions are unfavorable for investing, or when he is otherwise unable to locate attractive investment opportunities, the fund’s cash or similar investments may increase.

Perkins International Value Fund seeks capital appreciation. The fund pursues its investment objective by investing primarily in common stocks of companies of any size located outside of the United States, including in emerging markets. The fund normally invests in issuers from several different countries, but under unusual circumstances, may invest in a single country. The fund may also invest in non-U.S. debt securities. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the fund’s cash or similar investments may increase.

Perkins Large Cap Value Fund seeks capital appreciation. The fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The fund primarily invests in the common stocks of large-sized companies whose stock prices the portfolio managers believe to be undervalued. The fund invests, under normal circumstances, at least 80% of its net assets in equity securities of companies having, at the time of purchase, market capitalizations equal to or greater than the median market capitalization of companies included in the Russell 1000® Value Index. The market capitalizations within the index will vary, but as of December 31, 2012, they ranged from approximately $313 million to $405 billion, and the median market capitalization was $5 billion. The fund may also invest in foreign equity and debt securities, which may include investments in emerging markets. The fund may invest, under normal circumstances, up to 20% of its net assets in securities of companies having market capitalizations outside of the aforementioned market

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capitalization ranges. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the fund may invest up to 20% of its net assets in ETFs, including commodity-related ETFs, cash, or similar investments.

Perkins Select Value Fund seeks capital appreciation. The fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The fund primarily invests in the common stocks of companies of any size whose stock prices the portfolio managers believe to be undervalued. The fund may also invest in foreign equity and debt securities, which may include investments in emerging markets. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the fund’s cash or similar investments may increase.

Perkins Small Cap Value Fund seeks capital appreciation. The fund pursues its investment objective by investing primarily in the common stocks of small companies whose stock prices are believed to be undervalued by the fund’s portfolio managers. The fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000® Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of December 31, 2012, they ranged from approximately $45 million to $4.6 billion. The fund may also invest in foreign equity and debt securities, which may include investments in emerging markets. The fund may invest, under normal circumstances, up to 20% of its net assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the fund may invest up to 20% of its net assets in cash or similar investments.

Perkins Value Plus Income Fund seeks capital appreciation and current income. The fund pursues its investment objective by normally investing 40-60% of its assets in equity securities selected primarily for capital appreciation and investing the remainder in fixed-income securities and cash equivalents. The fund’s equity investments generate total return from a combination of capital appreciation and, to a lesser degree, current income. Such equity investments may include companies of any size, but the fund will invest primarily in large- and mid-sized companies whose stock prices the portfolio managers believe to be undervalued or have the potential for high relative dividend yields, or both. The fund’s fixed-income investments generate total return from a combination of current income and capital appreciation, but income is usually the dominant portion. The fund normally invests the portion of its assets allocated to fixed-income investments in debt securities (including, but not limited to, government bonds, corporate bonds, mortgage-backed securities, asset-backed securities, zero-coupon bonds, and bank loans), convertible securities, and short-term securities. The fund invests at least 50% of the fixed-income portion of its assets in investment grade debt securities. The fund will limit its investment in high-yield/high-risk bonds, also known as “junk” bonds, to 50% or less of the fixed-income portion of its net assets.

Potential Underlying Funds Included in the Fixed-Income Securities Asset Category
Flexible Bond Portfolio – Institutional Shares and Janus Flexible Bond Fund seek to obtain maximum total return, consistent with preservation of capital. Each fund pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, government notes and bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. Each fund will invest at least 65% of its assets in investment grade debt securities. Each fund will limit its investment in high-yield/high-risk bonds, also known as “junk” bonds, to 35% or less of its net assets. Each fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion. Each fund may also invest in asset-backed securities, money market instruments, bank loans, and foreign debt securities (which may include investments in emerging markets).

Janus Global Bond Fund seeks total return, consistent with preservation of capital. The fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, corporate bonds, government notes and bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The fund invests in corporate debt securities of issuers in a number of different countries, which may include the United States. The fund invests in securities of issuers located in developed and emerging market countries. The fund may invest across all fixed-income sectors, including U.S. and non-U.S. government securities. The fund’s investments may be denominated in local currency or U.S. dollar-denominated. The fund may invest in debt securities with a range of maturities from short- to long-term. The fund may invest up to 35% of its net assets in high-yield/high-risk debt securities. The fund may also invest in preferred and common stock, money market instruments, municipal bonds, commercial and residential

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mortgage-backed securities, asset-backed securities, other securitized and structured debt products, private placements, and other investment companies, including ETFs. The fund may also invest in bank loans, euro-denominated obligations, buy backs or dollar rolls, when-issued securities, and reverse repurchase agreements.

Janus High-Yield Fund seeks to obtain high current income. Capital appreciation is a secondary investment objective when consistent with its primary investment objective. The fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets in high-yield/high-risk securities rated below investment grade. Securities rated below investment grade may include their unrated equivalents or other high-yielding securities the portfolio managers believe offer attractive risk/return characteristics. The fund may at times invest all of its assets in such securities. The fund may also invest in bank loans, money market instruments, and foreign debt securities (which may include investments in emerging markets).

Janus Real Return Fund seeks real return consistent with preservation of capital. The fund pursues its investment objective by primarily investing in U.S. Treasury securities, short-duration high-yield/high-risk debt, commodity-linked investments, and equity securities. The fund’s investments in U.S. Treasury securities may also include Treasury Inflation Protected Securities, also known as TIPS. As utilized by the fund, each of these types of investments may be considered an “inflation-related investment,” which are those that may provide what is known as “real return,” or a rate of return above the rate of inflation over a full market cycle. The fund may invest up to 90% of its net assets in short-duration high-yield/high-risk debt securities. The fund’s investments in short-duration high-yield/high-risk securities include debt rated below investment grade, also known as “junk” bonds. Securities rated below investment grade may include their unrated equivalents or other high-yielding securities the portfolio managers believe offer attractive risk/return characteristics. The fund may also invest in certain investment grade debt instruments, including corporate bonds, government bonds, municipal bonds, mortgage-backed securities, zero-coupon bonds, and agency securities. The fund may invest in foreign debt securities.

Janus Short-Term Bond Fund seeks as high a level of current income as is consistent with preservation of capital. The fund invests, under normal circumstances, at least 80% of its net assets in short- and intermediate-term securities such as corporate bonds or notes or government securities, including agency securities. The fund may invest up to 35% of its net assets in high-yield/high-risk bonds, also known as “junk” bonds. The fund expects to maintain an average-weighted effective maturity of three years or less under normal circumstances. The fund may also invest in bank loans, mortgage-backed securities, asset-backed securities, and foreign debt securities (which may include investments in emerging markets).

Potential Underlying Funds Included in the Alternative Investments Asset Category
Janus Diversified Alternatives Fund seeks absolute return with low correlation to stocks and bonds. Under normal market conditions, the fund pursues its investment objective by investing in a diverse group of return drivers, each a type of risk premium (collectively, “risk premia”) across equity, fixed income, commodity, and currency asset classes. Risk premia refers to the return that is expected for assuming a particular market risk. For example, investors expect a higher return in exchange for the perceived risks associated with investing in emerging markets as compared to investing in developed markets. Accordingly, a belief that emerging market equities may outperform developed market equities presents a risk premia opportunity. The fund seeks to generate returns by identifying and isolating diverse sources of potential risk premia, and combining these individual risk premia into a liquid portfolio that delivers consistent, absolute returns with a low correlation to the returns generated by investments in stocks and bonds. The fund employs a proprietary multi-factor process to allocate the fund’s assets across the various risk premia. The process begins with an approximate equal-weighted risk to each risk premia in which the fund invests, so that no individual risk premia contributes disproportionately to the fund’s risk profile and expected returns over the long term. Next, the fund applies additional advanced allocation methodologies to the portfolio to tactically adjust the weights of individual risk premia.

Janus Global Real Estate Fund seeks total return through a combination of capital appreciation and current income. The fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, REITs and similar REIT-like entities. As a fundamental policy, the fund will concentrate 25% or more of its net assets in securities of issuers in real estate or real estate-related industries. The fund’s investment in companies engaged in businesses outside the real estate industry which possess significant real estate holdings will be deemed to be in the real estate industry for purposes of the fund’s investment objective and its policy on industry concentration. The fund expects under normal market conditions to maintain investments in issuers from several different

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developed countries, including the United States. Under unusual circumstances, the fund may invest all of its assets in a single country. The fund may invest in emerging markets but will normally limit such investments to 15% of its net assets, measured at the time of purchase.

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Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the underlying funds may invest, as well as some general investment terms. The underlying funds may invest in these instruments to the extent permitted by their investment objectives and policies. The underlying funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

EQUITY AND DEBT SECURITIES

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by an underlying fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If an underlying fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, an underlying fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The underlying fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. An underlying fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the underlying fund’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. An underlying fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by an underlying fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, an underlying fund’s duration is usually shorter than its average maturity.

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Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds (“ETFs”) are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, an underlying fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the underlying fund bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds”.

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an underlying fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which an underlying fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which an underlying fund pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (“PFICs”) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that an underlying fund must pay if these investments are profitable, the underlying fund may make various elections permitted by the tax laws. These elections could require that an underlying fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

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Real estate investment trust (“REIT”) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities.
A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

FUTURES, OPTIONS, AND OTHER DERIVATIVES

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps, and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component

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may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. An underlying fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. An underlying fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. An underlying fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/ structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. An underlying fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. An underlying fund may purchase and write put and call options on securities, securities indices, and foreign currencies. An underlying fund may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

Cash sweep program is an arrangement in which a Portfolio’s or an underlying fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

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Diversification is a classification given to a fund under the 1940 Act. Portfolios are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a portfolio may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A portfolio that is classified as “nondiversified” under the 1940 Act, on the other hand, has the flexibility to take larger positions in a smaller number of issuers than a portfolio that is classified as “diversified.” However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a portfolio which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio which is classified as diversified.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of an underlying fund’s total assets in an industry or group of industries.

Leverage is when an underlying fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, an underlying fund’s short sales effectively leverage the underlying fund’s assets. The use of leverage may make any change in an underlying fund’s NAV even greater and thus result in increased volatility of returns. An underlying fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the underlying fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower an underlying fund’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain underlying funds, while others do not emphasize investments in companies of any particular size.

Net long is a term used to describe when an underlying fund’s assets committed to long positions exceed those committed to short positions.

Repurchase agreements involve the purchase of a security by an underlying fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the underlying fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, an underlying fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by an underlying fund to another party (generally a bank or dealer) in return for cash and an agreement by the underlying fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Short sales in which an underlying fund may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that an underlying fund owns, or an underlying fund has the right to obtain the amount of the security sold short at a specified date in the future. An underlying fund may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the underlying fund loses the opportunity to participate in the gain. For short sales, the underlying fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, an underlying fund will realize a short-term capital gain. Although an underlying fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. An underlying fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

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You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your insurance company or plan sponsor, or by contacting a Janus representative at 1-877-335-2687. The Portfolio’s and the underlying funds’ Statements of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/variable-insurance. Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semiannual reports. In the Portfolio’s annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolio (including the Portfolio’s Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Portfolio from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com/variable-insurance

151 Detroit Street
Denver, CO 80206-4805
1-877-335-2687

The Trust’s Investment Company Act File No. is 811-7736.

                                                                                                     ▼ May 1, 2013

Service Shares Ticker
Asset Allocation
Global Allocation Portfolio – Moderate	N/A
(formerly named Moderate Allocation Portfolio)

Janus Aspen Series

Prospectus

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes Global Allocation Portfolio – Moderate (the “Portfolio”), a series of Janus Aspen Series (the “Trust”). Janus Capital Management LLC (“Janus Capital”) serves as investment adviser to the Portfolio.

The Portfolio currently offers two classes of shares. The Service Shares (the “Shares”) are offered by this Prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, “variable insurance contracts”), as well as certain qualified retirement plans.

This Prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

Portfolio summary
Global Allocation Portfolio – Moderate	2

Additional information about the Portfolio
Fees and expenses	9
Additional investment strategies and general portfolio policies	9
Risks of the Portfolio	12

Management of the Portfolio
Investment adviser	20
Management expenses	20
Investment personnel	22

Other information	23

Distributions and taxes	24

Shareholder’s guide
Pricing of portfolio shares	25
Distribution and shareholder servicing fee	26
Payments to financial intermediaries by Janus Capital or its affiliates	26
Purchases	27
Redemptions	28
Excessive trading	28
Shareholder communications	31

Financial highlights	32

Appendix A	33

Glossary of investment terms	40

1 ï Janus Aspen Series

Portfolio summary

Global Allocation Portfolio – Moderate
(formerly named Moderate Allocation Portfolio)

Ticker:	N/A	Service Shares

INVESTMENT OBJECTIVE

Global Allocation Portfolio – Moderate seeks total return through growth of capital and income.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	26.49%
Acquired Fund Fees and Expenses(1)	0.83%
Total Annual Fund Operating Expenses(2)	27.62%
Fee Waiver(2)	26.03%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.59%

(1)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Portfolio expects to incur during the next fiscal year.

(2)	Janus Capital has contractually agreed to waive the Portfolio’s total annual fund operating expenses (excluding any expenses of an underlying fund (acquired fund fees and expenses), the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) to 0.39% until at least May 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio’s Board of Trustees. For a period of three years subsequent to the Portfolio’s commencement of operations (August 31, 2011), Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Portfolio’s expense ratio, including recovered expenses, falls below the expense limit.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (including the operating expenses of the underlying funds) without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$2,450	$5,812	$7,825	$9,996

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world.

2 ï Global Allocation Portfolio – Moderate

Through its investments in underlying funds, the Portfolio invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Portfolio normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Portfolio may also have significant exposure to emerging markets.

The Portfolio pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Portfolio’s investments that normally provides exposure of approximately 48.5% to equity investments, 33.5% to fixed-income securities and money market instruments, and 18% to alternative investments. The target allocation and the allocation of the Portfolio’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Portfolio is considered a “fund of funds.”

The Portfolio’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Portfolio, oversees the investment process, and is responsible for the day-to-day management of the Portfolio. The portfolio manager continually monitors asset class allocations and periodically rebalances the Portfolio’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Portfolio assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.

Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Portfolio’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Portfolio’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.

The Portfolio will normally allocate approximately 48.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 33.5% of its investments to underlying bond funds and money market instruments, and approximately 18% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.

When market conditions dictate a more defensive strategy, the Portfolio or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Portfolio may take positions that are inconsistent with its investment objective. As a result, the Portfolio may not achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking growth of capital and income. Investments in a portfolio with common stock and alternative investment exposure tend to be more volatile than many other investment choices.

Main Risks Associated with the Portfolio
Allocation Risk. The Portfolio’s ability to achieve its investment objective depends largely upon the portfolio manager’s allocation of assets among the underlying funds and other securities, using the optimization process (a process that utilizes quantitative analysis of a number of factors, such as historical risk, performance, fund classifications, and the relationship among underlying funds) and the judgment of the portfolio manager. You could lose money on your investment in the Portfolio as a result of these allocations. The Portfolio will typically invest in a number of different underlying funds; however, to the extent that the Portfolio invests a significant portion of its assets in a single underlying fund, it will be more sensitive to the risks associated with that fund and any investments in which that fund focuses.

Affiliated Fund Risk. Janus Capital has the authority to select and substitute underlying affiliated mutual funds. The fees paid to Janus Capital by some Janus mutual funds are generally higher than the fees paid to Janus Capital by the Portfolio or

3 ï Global Allocation Portfolio – Moderate

by other funds and share classes available for investment by the Portfolio. These conditions may create a conflict of interest when selecting underlying affiliated mutual funds and share classes for investment. Janus Capital, however, is a fiduciary to the Portfolio and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated mutual funds.

Main Risks Associated with the Underlying Funds and Securities
The biggest risk is that the underlying funds’ returns will vary, and you could lose money.

Market Risk. Approximately 48.5% of the Portfolio’s assets are allocated to equity investments through investments in underlying funds. The value of an underlying fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if a portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of an underlying fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Fixed-Income Securities Risk. Approximately 33.5% of the Portfolio’s assets are allocated to fixed-income securities through investments in underlying funds. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause an underlying fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which an underlying fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that an underlying fund’s portfolio manager would like or at the price the portfolio manager believes the security is currently worth.

Alternative Investments Allocation Risk. Approximately 18% of the Portfolio’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Portfolio’s allocation to alternative investments, the Portfolio may invest in a Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Portfolio may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Portfolio and you could lose money. Investment in the underlying funds also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks.

Foreign Exposure Risk. Certain underlying funds may have significant exposure to foreign markets as a result of their investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, an underlying fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where an underlying fund has invested a significant amount of its assets may have a greater effect on an underlying fund’s performance than it would in a more geographically diversified portfolio. An underlying fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

4 ï Global Allocation Portfolio – Moderate

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, an underlying fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of an underlying fund’s investments. To the extent that an underlying fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when an underlying fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks.

Sovereign Debt Risk. An underlying fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the underlying fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Leverage Risk. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. In particular, certain commodity-linked investments may subject an underlying fund to leveraged market exposure to commodities. Leverage also occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. An underlying fund’s use of leverage can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.

Commodity-Linked Investments Risk. Certain underlying funds’ derivatives investments may include derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Exchange-Traded Funds Risk. Certain underlying funds may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments. When an underlying fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. ETFs have certain inherent risks generally associated with investments in a portfolio of securities in which the ETF is invested,

5 ï Global Allocation Portfolio – Moderate

including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained.

Exchange-Traded Notes Risk. Certain underlying funds may invest in exchange-traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk. The value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced commodity. When an underlying fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on an underlying fund’s right to redeem its investment in an ETN, which is meant to be held until maturity. An underlying fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Derivatives Risk. Certain underlying funds may invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the Portfolio’s performance during the period indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. Performance information for each underlying fund is available in its prospectus and/or the most recent annual or semiannual report. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Service Shares (calendar year-end)

2012
15.42%

Best Quarter: First Quarter 2012 11.54% Worst Quarter: Second Quarter 2012 −2.96%

6 ï Global Allocation Portfolio – Moderate

Average Annual Total Returns (periods ended 12/31/12)

	1 Year	Since Inception (8/31/11)

Global Allocation Portfolio – Moderate

Service Shares	15.42%	11.03%

Morgan Stanley Capital International All Country World Indexsm	16.13%	9.39%
(net of foreign withholding taxes) (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)

Global Moderate Allocation Index	11.45%	6.48%
(reflects no deduction for fees, expenses, or taxes, except any applicable foreign withholding taxes)

S&P 500® Index	16.00%	15.07%
(reflects no deduction for fees, expenses, or taxes)

Moderate Allocation Index	11.74%	9.38%
(reflects no deduction for fees, expenses, or taxes)

Effective May 1, 2013, the Portfolio’s primary benchmark index changed from the S&P 500® Index to the Morgan Stanley Capital International (“MSCI”) All Country World Indexsm to reflect the global investment strategies of the Portfolio. Additionally, the Portfolio changed the name of its secondary benchmark index from Moderate Allocation Index to Global Moderate Allocation Index and its composition from an internally-calculated, hypothetical combination of total returns from the Dow Jones Wilshire 5000 Index (40%), the Barclays U.S. Aggregate Bond Index (40%), the MSCI EAFE® Index (18%), and the MSCI Emerging Markets Free Indexsm (2%) to an internally-calculated, hypothetical combination of total returns from the MSCI All Country World Indexsm (60%) and the Barclays Global Aggregate Bond Index (40%). The MSCI All Country World Indexsm is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of global developed and emerging markets. Janus Capital believes that the foregoing benchmark index changes provide a more appropriate representation of the Portfolio’s revised investment strategy that includes an increased focus on global investments, including emerging markets.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Daniel G. Scherman, CFA, is Executive Vice President and Portfolio Manager of the Portfolio, which he has managed since inception.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

7 ï Global Allocation Portfolio – Moderate

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

8 ï Global Allocation Portfolio – Moderate

Additional information about the Portfolio

FEES AND EXPENSES

The Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. The Portfolio’s returns are net of these expenses. Expenses may be higher or lower depending upon the allocation of the Portfolio’s assets among the underlying funds and the actual expenses of the underlying funds, including any expenses associated with the underlying funds’ investments in exchanged-traded funds.

Please refer to the following important information when reviewing the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of the Prospectus. The fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2012.

•	“Annual Fund Operating Expenses” are paid out of the Portfolio’s assets and include fees for portfolio management and administrative services, including recordkeeping, subaccounting, and other shareholder services. You do not pay these fees directly but, as the Example in the Portfolio Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by the Portfolio to Janus Capital. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	“Distribution/Service (12b-1) Fees.” Because 12b-1 fees are charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

•	“Other Expenses” may include reimbursement to Janus Services LLC of its out-of-pocket costs for serving as transfer agent and providing servicing to shareholders, including servicing provided by third parties.

•	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which the Portfolio invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Portfolio incurs as a result of investing in shares of an underlying fund. The Portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds.

•	Janus Capital has contractually agreed to waive the Portfolio’s “Total Annual Fund Operating Expenses” to a certain limit until at least May 1, 2014. The expense limit is described in the “Management Expenses” section of this Prospectus.

•	All expenses in the Portfolio’s “Fees and Expenses of the Portfolio” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

ADDITIONAL INVESTMENT STRATEGIES AND GENERAL PORTFOLIO POLICIES

This Prospectus provides information about the Portfolio, a mutual fund that invests in Janus stock and bond mutual funds, money market instruments, and alternative investment strategies (the “underlying funds”). Because it invests in other funds, the Portfolio is considered a “fund of funds.” The term “fund of funds” is used to describe a mutual fund that pursues its objective by investing primarily in other mutual funds, rather than in individual stocks, bonds, or alternative investment strategies. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. The Portfolio is best suited for long-term investors.

This section takes a closer look at the Portfolio’s principal investment strategies, as well as certain risks of investing in the Portfolio. Please carefully review the “Risks of the Portfolio” section of this Prospectus for a discussion of risks associated with certain investment techniques. The “Glossary of Investment Terms” includes descriptions of investment terms used throughout this Prospectus.

The Portfolio invests in a variety of underlying funds to pursue its target allocation of equity investments, fixed-income securities, and alternative investments, and may also invest in money market instruments or cash/cash equivalents. The following table indicates the Portfolio’s long-term expected average asset allocation, which is how the Portfolio’s investments

9 ï Janus Aspen Series

generally will be allocated among the major asset classes over the long term, as well as the ranges, under normal market conditions, within which the Portfolio’s asset class allocations generally will vary over short-term periods.

Long-Term Expected Average Asset Allocation
Equity Investments	48.5%

Fixed-Income Securities and Money Market Instruments	33.5%

Alternative Investments	18%

Normal Asset Allocation Range
Equity Investments	45%-60%

Fixed-Income Securities and Money Market Instruments	30%-45%

Alternative Investments	5%-20%

The Portfolio will normally allocate its investments to underlying funds that provide varying exposure to large U.S.-based companies, small- to mid-capitalization companies, international companies (including those with exposure to emerging markets), bonds and money market instruments, derivatives, currency strategies, and alternative investments. The allocations may change from time to time to reflect market fluctuations or in response to various economic or other factors as deemed appropriate by the portfolio manager.

Although the Portfolio can invest in any or all of the underlying funds described in Appendix A of this Prospectus, it is expected that the Portfolio will normally invest in only some of the underlying funds at any particular time. The Portfolio’s investment in any underlying fund may exceed 25% of the Portfolio’s total assets. For information on the underlying Janus funds currently available for investment by the Portfolio, including investment objectives and strategies, see “Investment Objectives and Strategies of the Underlying Funds” in Appendix A. In addition to investing in the underlying funds shown in the following table, at the discretion of Janus Capital and without prior shareholder notification, the Portfolio may invest in additional Janus funds established in the future.

The following table shows the asset categories and the list of currently available underlying funds for each category as of the date of this Prospectus. These categories and the respective underlying funds may change at any time without prior notice.

Asset Category – Potential Underlying Funds*
Equity Securities (Stocks)

Balanced Portfolio	INTECH U.S. Value Fund	Janus International Equity Fund

Enterprise Portfolio	Janus Asia Equity Fund	Janus Overseas Fund

Forty Portfolio	Janus Balanced Fund	Janus Research Fund

Global Research Portfolio	Janus Contrarian Fund	Janus Triton Fund

Global Technology Portfolio	Janus Emerging Markets Fund	Janus Twenty Fund

Janus Aspen INTECH U.S. Low Volatility Portfolio	Janus Enterprise Fund	Janus Venture Fund

Janus Aspen Perkins Mid Cap Value Portfolio	Janus Forty Fund	Perkins Global Value Fund

Janus Portfolio	Janus Fund	Perkins International Value Fund

Overseas Portfolio	Janus Global Life Sciences Fund	Perkins Large Cap Value Fund

INTECH Global Dividend Fund	Janus Global Research Fund	Perkins Mid Cap Value Fund

INTECH International Fund	Janus Global Select Fund	Perkins Select Value Fund

INTECH U.S. Core Fund	Janus Global Technology Fund	Perkins Small Cap Value Fund

INTECH U.S. Growth Fund	Janus Growth and Income Fund	Perkins Value Plus Income Fund

Fixed-Income Securities (Bonds)

Flexible Bond Portfolio	Janus Global Bond Fund	Janus Real Return Fund

Janus Flexible Bond Fund	Janus High-Yield Fund	Janus Short-Term Bond Fund

10 ï Janus Aspen Series

Asset Category – Potential Underlying Funds*
Alternative Investments

Janus Diversified Alternatives Fund	Janus Global Real Estate Fund

*	Allocations to underlying funds and/or portfolios are based on certain criteria, which includes, but may not be limited to, an analysis of the expense structure and/or performance history of each available class of shares and ensuring compliance with diversification requirements under the Internal Revenue Code.

Actual holdings percentages may vary due to actual cash flows and changes to the underlying funds’ asset values. In addition, the Portfolio may reallocate its assets among these or any underlying funds as described in this Prospectus, including investing a portion or all of its assets in cash equivalents or a money market fund. The Portfolio and certain underlying funds may purchase unlimited shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. Janus Capital may change the asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior notice to shareholders. Information regarding the Portfolio’s actual allocations to underlying funds is available to shareholders on a periodic basis through the Portfolio’s annual and semiannual reports, reports filed with the Securities and Exchange Commission, and at janus.com/variable-insurance. Please refer to “Availability of Portfolio Holdings Information” in this Prospectus to learn how to access the most recent allocation information.

The following chart summarizes the management process:

Action	Normal Frequency
Establish strategic asset class allocation policy	Annually

Monitor asset class allocations	Ongoing

Review/rebalance Portfolio allocations	Quarterly

Review asset (and sub-asset) class exposures/classifications	Annually

The Portfolio’s Board of Trustees (“Trustees”) may change the Portfolio’s investment objective or non-fundamental principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to the Portfolio’s objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to the Portfolio and the underlying funds. Some of these strategies and policies may be part of a principal strategy. Other strategies and policies may be utilized to a lesser extent.

Cash Position
The Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances to meet unusually large redemptions. The Portfolio’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may take positions that are inconsistent with its investment objective. As a result, the Portfolio may not achieve its investment objective. To the extent the Portfolio invests its uninvested cash through a sweep program (meaning its uninvested cash is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements), it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Portfolio from accessing its cash.

Portfolio Turnover
The Portfolio normally seeks long-term investment, although the Portfolio may sell shares of the underlying funds regardless of how long they have been held. Portfolio turnover is affected by market conditions, changes in the size of the Portfolio, the nature of the Portfolio’s investments, and the judgment of the portfolio manager. Changes are normally made in the Portfolio’s holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making decisions regarding asset allocations among the underlying funds. The Portfolio’s transactions in the underlying funds do not entail brokerage commissions, but may result in taxable capital gains. The “Financial Highlights” section of this Prospectus shows the Portfolio’s historical turnover rates.

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RISKS OF THE PORTFOLIO

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Portfolio. The Portfolio intends to allocate assets among underlying funds that invest in stocks, fixed-income securities, and money market instruments or cash/cash equivalents, while also making efforts to minimize risk exposure within the selection of investments in a variety of Janus funds. The allocation of the Portfolio’s assets to underlying funds may not be successful in achieving the Portfolio’s objective. There is a risk that you may achieve lower returns by investing in the Portfolio instead of investing directly in an underlying fund. The Portfolio’s returns are directly related to the aggregate performance and expenses of the underlying funds in which it invests. Certain of the underlying funds in which the Portfolio may invest have operated for shorter time periods and therefore have limited investment results, smaller asset bases, and estimated expense ratios. Investments by the Portfolio in such an underlying fund may increase the indirect expenses paid by the Portfolio and may result in the Portfolio not achieving its investment objective.

There is additional risk for the Portfolio with respect to aggregation of holdings of underlying funds. The aggregation of holdings of underlying funds may result in the Portfolio indirectly having concentrated assets in a particular industry, geographical sector, or single company. Such indirect concentrated holdings may have the effect of increasing the volatility of the Portfolio’s returns. The Portfolio does not control the investments of the underlying funds, and any indirect concentration occurs as a result of the underlying funds following their investment objectives.

The Portfolio is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Portfolio may fail to produce the intended results. The Portfolio may underperform its benchmark index or other mutual funds with similar investment objectives.

Janus Capital manages many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. Additionally, because Janus Capital is the adviser to the Portfolio and the underlying funds, it is subject to certain potential conflicts of interest when allocating the assets of the Portfolio among underlying funds. The Asset Allocation Committee is comprised of investment professionals of Janus Capital, and may also include investment professionals of Janus Capital’s affiliated investment advisers, who also manage or oversee the investments of other Janus Capital accounts. The officers and Trustees of the Portfolio may also serve in the same capacity as officers and Trustees of the underlying funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Portfolio and the underlying funds. Purchases and redemptions of an underlying fund by the Portfolio due to reallocations or rebalancing may result in an underlying fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase an underlying fund’s transaction costs. Large redemptions by the Portfolio may cause an underlying fund’s expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Portfolio’s SAI.

The Portfolio invests in underlying funds that may invest substantially all of their assets in common stocks. The main risk associated with investing in those funds is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, an underlying fund’s share price may also decrease.

An underlying fund’s performance may also be significantly affected, positively or negatively, by a portfolio manager’s use of certain types of investments, such as foreign (non-U.S.) securities, derivative investments, exchange-traded funds, noninvestment grade bonds (“junk” bonds), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that a portfolio manager’s use of IPOs and other types of investments may have a magnified performance impact on an underlying fund with a small asset base and the underlying fund may not experience similar performance as its assets grow.

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The following information is intended to help you better understand some of the risks of investing in the Portfolio. The impact of the following risks on the Portfolio may vary depending on the Portfolio’s investment allocation. The greater the Portfolio’s allocation to an underlying fund or investment, the greater the Portfolio’s exposure to the risks associated with that underlying fund or investment. Before investing in the Portfolio, you should consider carefully the risks that you assume when investing in the Portfolio.

Bank Loan Risk. The bank loans in which certain underlying funds may invest may be denominated in U.S. or non-U.S. currencies, including the euro. Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. An underlying fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. In addition, the bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Participation interests and assignments involve credit, interest rate, and liquidity risk. To the extent an underlying fund invests in non-U.S. bank loan investments, those investments are subject to the risks of foreign investment, including Eurozone risk.

Collateral Risk. With respect to collateral received in repurchase transactions or other investments, an underlying fund may have significant exposure to financial services, mortgage markets, and government agencies not secured by the full faith and credit of the United States. Such exposure, depending on market conditions, could have a negative impact on an underlying fund, including minimizing the value of any collateral.

Concentration Risk. An underlying fund may focus its investments in related industry groups. Because of this, companies in its portfolio may share common characteristics and react similarly to market developments. For example, many companies with a life science orientation are highly regulated and may be dependent upon certain types of technology. As a result, changes in government funding or subsidies, new or anticipated legislative changes, or technological advances could affect the value of such companies and, therefore, the underlying fund’s net asset value. In addition, an underlying fund that concentrates its assets in the real estate and real estate-related industries will be closely linked to performance of the real estate markets. Unanticipated economic, legal, cultural, political, or other developments may cause property values to decline, real estate investment trust (“REIT”) prices may drop, and changes in federal or state tax laws may affect the value of the securities held by an underlying fund. Real estate-related companies are also generally sensitive to interest rates, cash flow of underlying real estate assets, supply and demand, and management skill and creditworthiness of the issuer. As a result, such underlying funds may be subject to greater risks and their net asset value may fluctuate more than a fund that does not concentrate its investments.

Counterparty Risk. Underlying fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the underlying fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to an underlying fund. The underlying fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. An underlying fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the underlying fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. The underlying funds intend to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that an underlying fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Credit Quality Risks. Through the Portfolio’s investments in underlying funds holding fixed-income securities, the Portfolio is subject to the risks associated with the credit quality of the issuers of those fixed-income securities. Credit quality measures the likelihood that the issuer or borrower will meet its obligations on a bond. One of the fundamental risks for an underlying fund is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. Higher credit risk may negatively impact an underlying fund’s returns and yield. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally

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rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s, Fitch, and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay interest at a higher rate to compensate for the associated greater risk. Interest rates can fluctuate in response to economic or market conditions which can result in a fluctuation in the price of a security and impact your return and yield. If a security has not received a rating, an underlying fund must rely upon Janus Capital’s credit assessment, which if incorrect can also impact the underlying fund’s returns and yield. Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Currency Risk. An underlying fund’s investments and strategies will involve exposure to foreign currencies. Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. As long as an underlying fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the underlying fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency. Additionally, and as a result of an underlying fund’s use of currency investment strategies, the underlying fund’s net currency positions may expose the underlying fund to losses independent of any securities positions.

Derivatives Risk. Certain underlying funds may invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by an underlying fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, an underlying fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent an underlying fund enters into short derivative positions, the underlying fund may be exposed to risks similar to those associated with short sales, including the risk that the underlying fund’s losses are theoretically unlimited.

Emerging Markets Risk. Within the parameters of its specific investment policies, an underlying fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. For the underlying Janus Emerging Markets Fund, such countries include any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Indexsm, which measures the equity market performance of developed markets. To the extent that an underlying fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an underlying fund’s investments. The securities markets of many of these countries may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for an underlying fund to obtain or to enforce a judgment against the issuers of such securities. In addition, an underlying fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the underlying fund’s investments. To the extent that an underlying fund invests a significant portion of its assets in the securities of issuers in or companies of a

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single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the underlying fund’s performance. An underlying fund may be subject to emerging markets risk to the extent that it invests in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent an underlying fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when an underlying fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks.

Fixed-Income Securities Risk. Through the Portfolio’s investments in underlying funds holding fixed-income securities, the Portfolio is subject to the risks associated with investments in a variety of fixed-income securities, which may be less volatile than underlying funds that invest most of their assets in common stocks; returns and yields will vary, and you could lose money. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause an underlying fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in an underlying fund having to reinvest its proceeds in lower yielding securities. Fixed-income securities may also be subject to valuation risk and liquidity risk. Valuation risk is the risk that one or more of the fixed-income securities in which an underlying fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that an underlying fund’s portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Exposure Risk. Certain underlying funds may have significant exposure to foreign markets as a result of their investments in foreign equity and debt securities, including investments in emerging markets, which can be more volatile than the U.S. markets. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities and an underlying fund’s returns and net asset value may depend on factors other than the performance of a particular company. These factors include, but may not be limited to, fluctuations in currency exchange rates, political and economic risk, regulatory risk, foreign market risk, geographic investment risk, and transaction costs. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for an underlying fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where an underlying fund has invested a significant amount of its assets may have a greater effect on an underlying fund’s performance than it would in a more geographically diversified portfolio. To the extent an underlying fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

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Growth Securities Risk. Certain underlying funds invest in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the underlying fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

High-Yield/High-Risk Bond Risk. A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Services (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. The underlying Janus High-Yield Fund may invest without limit in higher-yielding/higher-risk bonds. Other underlying funds have limits related to their investments in high-yield/high-risk bonds that range from 50% or less to 20% or less of their net assets. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Industry Risk. Although the Portfolio does not concentrate its investments in specific industries, certain underlying funds may invest in companies related in such a way that they react similarly to certain industry-specific market or economic developments. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in an underlying fund’s portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in an underlying fund’s portfolio may become rapidly obsolete or have relatively short product cycles. As a result, such underlying funds’ returns may be considerably more volatile than the returns of an underlying fund that does not invest in similarly related companies.

Interest Rate Risk. Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern.

Investment Process Risk. The proprietary mathematical investment process used by INTECH, the subadviser to certain underlying funds, may not achieve the desired results. Additionally, the rebalancing techniques used by Janus Capital and INTECH may result in a higher portfolio turnover rate and related expenses compared to a “buy and hold” fund strategy. There is a risk that if INTECH’s method of identifying stocks with higher volatility than the benchmark index or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) does not result in selecting stocks with continuing volatility or the expected correlation, the underlying fund may not outperform its respective benchmark index. On an occasional basis, INTECH considers changes to its mathematical investment process. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Portfolio’s performance. In addition, others may attempt to utilize public information related to INTECH’s investment strategy in a way that may affect performance.

Leverage Risk. Leverage occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. In accordance with an underlying fund’s investment policy, the underlying fund may engage in transactions that create leverage, including, but not limited to, borrowing money from banks to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), including for investment purposes, as well as engaging in the use of short sales. An underlying fund’s use of leverage may result in risks and can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that a leveraging strategy will be successful.

Long/Short Position Risk. The value of an underlying fund’s long portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if an underlying fund’s portfolio

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managers are incorrect about their assessment of a company’s intrinsic worth. Further, regardless of how well individual companies or securities perform, the value of an underlying fund’s long portfolio could also decrease if there are deteriorating economic or market conditions. Conversely, an underlying fund’s short positions may result in a loss (which may be unlimited) if the value of an individual company or security, or multiple companies or securities, in the portfolio increases or if the stock market goes up, regardless of how well the businesses of individual companies or securities in the portfolio perform. If the value of an underlying fund’s portfolio decreases, the underlying fund’s net asset value will also decrease.

Market Risk. Underlying funds investing in equity securities are subject to the risks associated with investments in common stocks, which tend to be more volatile than many other investment choices. The value of an underlying fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if a portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of an underlying fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the underlying fund invests. If the value of the underlying fund’s portfolio decreases, an underlying fund’s net asset value will also decrease, resulting in a decrease in the Portfolio’s net asset value, which means if you sell your shares in the Portfolio you may lose money.

It is also important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on an underlying fund, such as a decline in the value and liquidity of many securities held by the underlying fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in underlying fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude an underlying fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by an underlying fund, including potentially limiting or completely restricting the ability of the underlying fund to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

In addition, European markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and worldwide sellers of credit default swaps linked to that country’s creditworthiness. These trends have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of all European countries, which in turn may have a material adverse effect on an underlying fund’s investments in such countries, other countries that depend on European countries for significant amounts of trade or investment, or issuers with exposure to European debt.

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Mortgage-Backed Securities Risk. Rising interest rates tend to extend the duration of, or reduce the rate of prepayments on, mortgage-backed securities, making them more sensitive to changes in interest rates (“extension risk”). As a result, in a period of rising interest rates, the price of mortgage-backed securities may fall, causing an underlying fund that holds mortgage-backed securities to exhibit additional volatility. Mortgage-backed securities are also subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce an underlying fund’s returns because the underlying fund will have to reinvest that money at lower prevailing interest rates.

In addition to extension risk and prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Nondiversification Risk. Certain underlying funds are classified as nondiversified under the 1940 Act and may hold a greater percentage of their assets in a smaller number of issuers. As a result, an increase or decrease in the value of a single security held by an underlying fund may have a greater impact on the underlying fund’s net asset value and total return. Being nondiversified may also make an underlying fund more susceptible to financial, economic, political, or other developments that may impact a security. Although an underlying fund may satisfy the requirements for a diversified fund, its nondiversified classification gives the underlying fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities than an underlying fund that is classified as diversified. An underlying fund’s policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the underlying fund’s performance and its share price.

Portfolio Turnover Risk. Increased portfolio turnover of underlying funds may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on the Portfolio’s performance.

Real Estate Securities Risk. To the extent an underlying fund holds equity and/or debt securities of real estate-related companies, the Portfolio may be affected by the risks associated with real estate investments. The value of securities of companies in real estate and real estate-related industries, including securities of REITs, is sensitive to decreases in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding/supply and demand, increased competition, local and general economic conditions, increases in operating costs, environmental liabilities, management skill in running a REIT, and the creditworthiness of the REIT.

REIT Risk. To the extent an underlying fund invests in REITs, it may be subject to the additional risks associated with REIT investments. The ability to trade REITs in the secondary market can be more limited compared to other equity investments, and certain REITs have relatively small market capitalizations, which can increase the volatility of the market price for their securities. REITs are also subject to heavy cash flow dependency to allow them to make distributions to their shareholders.

Securities Lending Risk. An underlying fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. Each underlying fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. When an underlying fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The underlying fund may earn income by investing this collateral in one or more affiliated or non-affiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, the underlying fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the underlying fund may experience delays and costs in recovering the security or gaining access to the collateral provided to collateralize the loan. If the underlying fund is unable to recover a security on loan, the underlying fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the underlying fund. Janus Capital intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.

Short Sales Risk. Short sales are speculative transactions and involve special risks, including a greater reliance on the ability of an underlying fund’s portfolio manager to accurately anticipate the future value of a security. An underlying fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. An underlying fund’s losses are potentially unlimited in a short sale transaction. The use of short sales may also cause an underlying fund to have higher expenses than those of other underlying funds. In addition, due to the investment process of long and short positions, an

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underlying fund may be subject to additional transaction costs that may lower the underlying fund’s returns. An underlying fund’s use of short sales may also have a leveraging effect on the underlying fund’s portfolio.

Small- and Mid-Sized Companies Risk. Due to certain underlying funds’ investments in securities issued by small- and mid-sized companies, the underlying funds’ net asset value may fluctuate more than that of an underlying fund investing primarily in large companies. An underlying fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on an underlying fund’s returns, especially as market conditions change.

Sovereign Debt Risk. Certain underlying funds may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. An underlying fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the underlying fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the underlying fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

Subsidiary Risk. By investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”), the underlying Janus Diversified Alternatives Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the underlying fund. The Subsidiary is not registered under the 1940 Act, and is not subject to all of the provisions of the 1940 Act. The Internal Revenue Service (“IRS”) has previously issued a number of private letter rulings to mutual funds (but not the underlying fund), which indicate that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund’s prospectus and the statement of additional information. Such changes could adversely affect the underlying fund’s ability to meet its investment objective and jeopardize the underlying fund’s status as a regulated investment company under the U.S. tax code, which in turn may subject the underlying fund to higher tax rates and/or penalties.

Value Investing Risk. Certain underlying funds invest in “value” stocks. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

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Management of the Portfolio

INVESTMENT ADVISER

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Portfolio and the underlying funds. Janus Capital is responsible for the day-to-day management of the Portfolio’s investment portfolio, as well as the investment portfolios of certain underlying funds, and furnishes continuous advice and recommendations concerning the Portfolio’s investments. Janus Capital also provides certain administration and other services and is responsible for other business affairs of the Portfolio.

Janus Capital (together with its predecessors) has served as investment adviser to Janus mutual funds since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.

Janus Capital furnishes certain administration, compliance, and accounting services for the Portfolio and is reimbursed by the Portfolio for certain of its costs in providing those services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. Janus Capital provides office space for the Portfolio. Some expenses related to compensation payable to the Janus funds’ Chief Compliance Officer and compliance staff are shared with the Janus funds. The Portfolio also pays for salaries, fees, and expenses of certain Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Janus funds. The Janus funds pay these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolio.

MANAGEMENT EXPENSES

The Portfolio pays Janus Capital an investment advisory fee and incurs expenses, including the distribution and shareholder servicing fees (12b-1 fee), any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. The Portfolio’s investment advisory fee is calculated daily and paid monthly. The Portfolio’s advisory agreement details the investment advisory fee and other expenses that the Portfolio must pay. Janus Capital also receives an investment advisory fee for managing the underlying funds. Refer to the underlying funds’ prospectuses for specific information about investment advisory fees.

The following table reflects the Portfolio’s contractual investment advisory fee rate (expressed as an annual rate), as well as the actual investment advisory fee rate paid by the Portfolio to Janus Capital (gross and net of fee waivers, if applicable). The rate shown is a fixed rate based on the Portfolio’s average daily net assets.

Actual Investment
		Contractual	Advisory Fee
	Average Daily	Investment	Rate (%) (for
	Net Assets	Advisory Fee (%)	the fiscal year ended
Portfolio Name	of the Portfolio	(annual rate)	December 31, 2012)
Global Allocation Portfolio – Moderate(1)	All Asset Levels	0.05	0.00 (2)

(1)	Janus Capital has agreed to waive the Portfolio’s total annual fund operating expenses (excluding any expenses of an underlying fund (acquired fund fees and expenses), the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) to a certain level until at least May 1, 2014. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of the Prospectus, and additional information is included under “Expense Limitation” below. The waiver is not reflected in the contractual fee rate shown.

(2)	For the fiscal year ended December 31, 2012, the Portfolio did not pay Janus Capital any investment advisory fees (net of fee waivers) because the Portfolio’s fee waiver exceeded the investment advisory fee.

A discussion regarding the basis for the Trustees’ approval of the Portfolio’s investment advisory agreement is included in the Portfolio’s annual or semiannual report to shareholders. You can request the Portfolio’s annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/variable-insurance.

Expense Limitation
Janus Capital has contractually agreed to waive the advisory fee payable by the Portfolio in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any

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expenses of an underlying fund (acquired fund fees and expenses), the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of the Portfolio, see the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of the Prospectus. Janus Capital has agreed to continue the waiver until at least May 1, 2014. Mortality risk, expense risk, and other charges imposed by participating insurance companies are also excluded from the expense limitation noted.

Portfolio Name	Expense Limit Percentage (%)
Global Allocation Portfolio – Moderate(1)	0.39

(1)	For a period of three years subsequent to the Portfolio’s commencement of operations (August 31, 2011), Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Portfolio’s expense ratio, including recovered expenses, falls below the expense limit.

SUBADVISERS OF CERTAIN UNDERLYING FUNDS

INTECH Investment Management LLC (“INTECH”) serves as subadviser to six of the available underlying funds: Janus Aspen INTECH U.S. Low Volatility Portfolio, INTECH Global Dividend Fund, INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, and INTECH U.S. Value Fund (together, the “INTECH Funds”). INTECH (together with its predecessors), CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401, also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, offshore investment funds, and other institutional accounts and registered investment companies. As subadviser, INTECH provides day-to-day management of the investment operations of the underlying INTECH Funds. Janus Capital owns approximately 96% of INTECH.

Janus Capital Singapore Pte. Limited (“Janus Singapore”) serves as subadviser to three of the available underlying funds: Janus Asia Equity Fund, Janus Emerging Markets Fund, and Janus International Equity Fund. Janus Singapore, #36-02 AXA Tower, 8 Shenton Way, Singapore 068811, has been in the investment advisory business since 2011 and also serves as subadviser to other U.S. registered investment companies and offshore investment funds. Janus Singapore is a wholly-owned subsidiary of Janus Capital. As subadviser, Janus Singapore provides advisory services to the underlying Janus Asia Equity Fund, Janus Emerging Markets Fund, and Janus International Equity Fund.

Perkins Investment Management LLC (“Perkins”) serves as subadviser to eight of the available underlying funds: Janus Aspen Perkins Mid Cap Value Portfolio, Perkins Global Value Fund, Perkins International Value Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund (together, the “Value Funds”). Perkins (together with its predecessors), 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606, has been in the investment management business since 1984 and provides day-to-day management of the investment operations of the underlying Value Funds, as well as other mutual funds and separate accounts. Janus Capital owns approximately 78% of Perkins. Perkins has the option to require Janus Capital to purchase all or part of its remaining ownership interests following certain anniversary dates. On February 1, 2013, Perkins exercised its rights to put 98% of its interests to Janus Capital. The transaction is expected to close in August 2013.

THIRD PARTY CONSULTANT

Janus Capital has entered into an agreement with Wilshire Associates Inc. (“Wilshire”), a global investment technology, investment consulting, and investment management firm, to act as a consultant to Janus Capital. Wilshire provides research and advice regarding asset allocation methodologies, which Janus Capital uses when determining asset class allocations for the Portfolio. Based upon information provided by Janus Capital, Wilshire also provides quantitative and qualitative evaluations of the underlying funds’ portfolio managers’ and/or investment personnel’s investment style. Janus Capital may use these evaluations in its decisions to allocate assets among underlying funds. Janus Capital pays Wilshire a fee for its consulting services.

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INVESTMENT PERSONNEL

Global Allocation Portfolio – Moderate
Daniel G. Scherman, CFA, is Executive Vice President and Portfolio Manager of Global Allocation Portfolio – Moderate. Mr. Scherman has sole responsibility and authority on allocations to underlying funds, as well as oversight over the Portfolio’s cash management. Mr. Scherman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2005 as Director of Risk and Trading. Mr. Scherman holds a Bachelor’s degree in Economics and History from Dartmouth College and a Master of Business Administration degree from Boston University. He holds the Chartered Financial Analyst designation.

Information about the portfolio manager’s compensation structure and other accounts managed, as well as the range of his individual ownership of securities of the specific Portfolio(s) he manages and the aggregate range of his individual ownership in all mutual funds advised by Janus Capital, is included in the SAI.

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Other information

CLASSES OF SHARES

Only Service Shares are offered by this Prospectus. The Shares are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans, that require a fee from Portfolio assets to procure distribution and/or administrative services to contract owners and plan participants. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares, please call 1-800-525-0020. In addition, for an analysis of fees associated with an investment in either share class or other similar funds, please visit www.finra.org/fundanalyzer.

CLOSED FUND POLICIES

The Portfolio may limit sales of its Shares to new investors if Janus Capital and the Trustees believe continued sales may adversely affect the Portfolio’s ability to achieve its investment objective. If sales of the Portfolio are limited, it is expected that existing shareholders invested in the Portfolio would be permitted to continue to purchase Shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Requests for new accounts into a closed portfolio would be reviewed by management, taking into consideration eligibility requirements and whether the addition to the portfolio is believed to negatively impact existing portfolio shareholders. The closed portfolio may decline opening new accounts, including eligible new accounts, if it would be in the best interests of the portfolio and its shareholders. If applicable, additional information regarding general policies and exceptions can be found in the closed portfolios’ prospectuses.

LIQUIDATION/REORGANIZATION OF A PORTFOLIO

It is important to know that, pursuant to the Trust’s Amended and Restated Trust Instrument and in accordance with any applicable regulations and laws, the Trustees have the authority to merge, liquidate, and/or reorganize a portfolio into another portfolio without seeking shareholder vote or consent.

DISTRIBUTION OF THE PORTFOLIO

The Portfolio is distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

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Distributions and taxes

DISTRIBUTIONS

To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. The Portfolio’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term capital gains, if any, are paid to shareholders as capital gains distributions, regardless of how long Shares of the Portfolio have been held. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

Distribution Schedule
Dividends for the Portfolio are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June. However, in certain situations it may be necessary for the Portfolio to declare and distribute capital gains in December. If necessary, dividends and net capital gains may be distributed at other times as well. Distributions of net investment income and net capital gains, if any, are automatically reinvested in additional Shares of the Portfolio.

How Distributions Affect the Portfolio’s NAV
Distributions are paid to shareholders as of the record date of a distribution of the Portfolio, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in the Portfolio’s daily net asset value (“NAV”). The share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio’s share price was $10.00 on December 30, the Portfolio’s share price on December 31 would be $9.75, barring market fluctuations.

TAXES

Taxes on Distributions
Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. Generally, withdrawals from such contracts or plans may be subject to federal income tax at ordinary income rates and, if withdrawals are made from a retirement plan before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

The discussion above is generally based on the assumption that Shares of the Portfolio purchased through variable insurance contracts will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying the variable insurance contracts), the advantageous federal income tax treatment provided in respect of variable contracts under the Internal Revenue Code will no longer be available, and the person or persons determined to own the Portfolio Shares (which could include the variable insurance contract holder) will be currently taxed under the Internal Revenue Code on Portfolio distributions and on the gain on any redemption of Portfolio Shares. With respect to its investments in underlying funds that are available to the public and ETFs, the Portfolio has obtained a private letter ruling from the Internal Revenue Service that such investments will not cause holders of variable insurance contracts to be treated as the owners of the Portfolio’s Shares for federal income tax purposes. The private letter ruling, however, may not address any other facts or circumstances that might give rise to an investor control issue.

Taxation of the Portfolio
Dividends, interest, and some capital gains received by the Portfolio on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Portfolio is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to satisfy the diversification requirements applicable to insurance company separate accounts under the Internal Revenue Code. Portfolios that invest in partnerships may be subject to state tax liabilities.

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Shareholder’s guide

Investors may not purchase or redeem Shares of the Portfolio directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through certain qualified retirement plans. Refer to the prospectus for the participating insurance company’s separate account or your plan documents for instructions on purchasing or selling variable insurance contracts and on how to select the Portfolio as an investment option for a contract or a qualified retirement plan.

With certain limited exceptions, the Portfolio is available only to U.S. citizens or residents.

PRICING OF PORTFOLIO SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The value of the Portfolio’s investment in an underlying fund is based upon the NAV of the underlying fund. The Portfolio’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). Foreign securities held by an underlying fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of the Portfolio’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem the Portfolio’s Shares.

All purchases and redemptions will be duly processed at the NAV next determined after your request is received in good order by the Portfolio or its agents. In order to receive a day’s price, your order must be received in good order by the Portfolio (or insurance company or plan sponsor) or its agents by the close of the regular trading session of the NYSE.

Securities held by the underlying funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The underlying funds use systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, the value for a particular security of a non-money market underlying fund may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of an underlying fund’s portfolio securities and the reflection of such change in the Portfolio’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While underlying funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in underlying funds which do not invest in foreign securities, for example, when trading in a security held by an underlying fund is halted and does not resume prior to the time the underlying fund calculates its NAV (referred to as “stale pricing”). Underlying funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that an underlying fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of an underlying fund may dilute the NAV of that underlying fund, which negatively impacts long-term shareholders of the underlying fund. The Portfolio’s fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

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DISTRIBUTION AND SHAREHOLDER SERVICING FEE

Distribution and Shareholder Servicing Plan
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, the Shares may pay Janus Distributors, the Trust’s distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or administrative services performed by such entities. Because 12b-1 fees are paid out of the Portfolio’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

From its own assets, Janus Capital or its affiliates may pay fees to selected insurance companies, qualified plan service providers or their affiliates, or other financial intermediaries that distribute, market, or promote the Portfolio or perform related services for contract owners and plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

Janus Capital or its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Portfolio. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the fees described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) fees or reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price a contract owner or plan participant pays for Shares nor the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of

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the Portfolio and when considering which share class of the Portfolio is most appropriate for you. Please contact your insurance company or plan sponsor for details on such arrangements.

PURCHASES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Under certain circumstances, the Portfolio may permit an in-kind purchase of Shares. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf. As discussed under “Payments to financial intermediaries by Janus Capital or its affiliates,” Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers, or their affiliates, or other financial intermediaries that were instrumental in the acquisition or retention of accounts for the Portfolio or that provide services in connection with investments in the Portfolio. You should consider such arrangements when evaluating any recommendation of the Portfolio.

The Portfolio reserves the right to reject any purchase order, including exchange purchases, for any reason. The Portfolio is not intended for excessive trading. For more information about the Portfolio’s policy on excessive trading, refer to “Excessive Trading.”

The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your insurance company or plan sponsor is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your insurance company or plan sponsor may temporarily limit additional share purchases. In addition, your insurance company or plan sponsor may close an account if they are unable to verify a shareholder’s identity. Please contact your insurance company or plan sponsor if you need additional assistance when completing your application or additional information about the insurance company or plan sponsor’s Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus Capital’s Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Potential Conflicts
Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its Shares to unaffiliated variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more portfolios or substitute Shares of another portfolio. If this occurs, a portfolio may be forced to sell its securities at disadvantageous prices. In addition, the portfolios may refuse to sell their Shares to any separate account or qualified plan or may suspend or terminate the offering of a portfolio’s Shares if such action is required by law or regulatory authority or is in the best interests of that portfolio’s shareholders. It is possible that a qualified plan investing in the portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the portfolios. Janus Capital intends to monitor such qualified plans, and the portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

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REDEMPTIONS

Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through certain qualified retirement plans. Please refer to the appropriate separate account prospectus or plan documents for details.

Shares of the Portfolio may be redeemed on any business day on which the Portfolio’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Portfolio or its agents. Redemption proceeds will normally be sent the business day following receipt of the redemption order.

The Portfolio reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Portfolio to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Large Shareholder Redemptions
Certain participating insurance companies, accounts, or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Portfolio’s Shares. Redemptions by these participating insurance companies or accounts of their holdings in the Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force the Portfolio to sell securities, which may negatively impact the Portfolio’s brokerage costs.

Redemptions In-Kind
Shares normally will be redeemed for cash, although the Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a portfolio, by delivery of securities selected from its assets at its discretion. However, the Portfolio is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Portfolio will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Portfolio for cash redemptions.

While the Portfolio may pay redemptions in-kind, the Portfolio may instead choose to raise cash to meet redemption requests through the sale of portfolio securities or permissible borrowings. If the Portfolio is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s NAV and may increase brokerage costs.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares (“excessive trading”). The Portfolio is intended for long-term investment purposes only, and the Portfolio will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Portfolio’s excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolio may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries (such as insurance companies or plan sponsors). By their nature, omnibus accounts, in which purchases and redemptions of the Portfolio’s shares by multiple investors are aggregated by the intermediary and presented to the Portfolio on a net basis, may effectively conceal the identity of individual investors and their transactions from the Portfolio and its agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Janus funds attempt to deter excessive trading through at least the following methods:

•	trade monitoring; and

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•	fair valuation of securities as described under “Pricing of Portfolio Shares.”

Generally, a purchase and redemption of Shares from the Portfolio (i.e., “round trip”) within 90 calendar days may result in enforcement of the Portfolio’s excessive trading policies and procedures with respect to future purchase orders, provided that the Portfolio reserves the right to reject any purchase request as explained above.

The Portfolio monitors for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of any investor who makes more than one round trip in the Portfolio over a 90-day period, and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolio’s excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Portfolio’s Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of the Portfolio’s excessive trading policies and procedures and may be rejected in whole or in part by the Portfolio. The Portfolio, however, cannot always identify or reasonably detect excessive trading that may be facilitated by insurance companies or plan sponsors or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Portfolio, and thus the Portfolio may have difficulty curtailing such activity. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolio’s excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio.

In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolio or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolio’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Portfolio shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolio’s methods to detect and deter excessive trading.

The Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Portfolio. For example, the Portfolio may refuse a purchase order if the portfolio manager believes he would be unable to invest the money effectively in accordance with the Portfolio’s investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Portfolio’s policies and procedures regarding excessive trading may be modified at any time by the Portfolio’s Trustees.

Excessive Trading Risks
Excessive trading may present risks to the Portfolio’s long-term shareholders. Excessive trading into and out of the Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders, and may increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Underlying funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by an underlying fund, which, in turn, may be held by the Portfolio, based on events occurring after the close of a foreign market that may not be reflected in the underlying fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in underlying funds which do not invest in

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foreign securities, for example, when trading in a security held by an underlying fund is halted and does not resume prior to the time the underlying fund calculates its NAV (referred to as “stale pricing”). Underlying funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the underlying fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of an underlying fund or the Portfolio, which negatively impacts long-term shareholders. Although the underlying funds have adopted fair valuation policies and procedures intended to reduce the underlying fund’s exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of shares held by the underlying fund.

Although the Portfolio takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolio may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Portfolio and its agents. This makes the Portfolio’s identification of excessive trading transactions in the Portfolio through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Moreover, the contract between an insurance company and the owner of a variable insurance contract may govern the frequency with which the contract owner may cause the insurance company to purchase or redeem shares of the Portfolio. Although the Portfolio encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolio cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their insurance company or plan sponsor with respect to excessive trading in the Portfolio.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the portfolios and to protect the confidentiality of the portfolios’ holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. The Portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Portfolio shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Portfolio at janus.com/variable-insurance.

The Portfolio may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. The Portfolio’s top portfolio holdings, in order of position size and as a percentage of the Portfolio’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. The underlying funds may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to an underlying fund’s performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Portfolios disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies

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and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Portfolio’s holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Portfolio’s SAI.

SHAREHOLDER COMMUNICATIONS

Your insurance company or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolio. These reports show the Portfolio’s investments and the market value of such investments, as well as other information about the Portfolio and its operations. Please contact your insurance company or plan sponsor to obtain these reports. The Trust’s fiscal year ends December 31.

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Financial highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance through December 31 of the fiscal periods shown. Items “Net asset value, beginning of period” through “Net asset value, end of period” reflect financial results for a single Portfolio Share. The gross expense ratio reflects expenses prior to any expense offset arrangement and waivers (reimbursements), if applicable. The net expense ratio reflects expenses after any expense offset arrangement and waivers (reimbursements), if applicable. The information shown for the fiscal periods ended December 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Service Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. If these charges and expenses had been included, the performance for the periods shown would be lower. “Total return” information may include adjustments in accordance with generally accepted accounting principles. As a result, returns may differ from returns for shareholder transactions.

Global Allocation Portfolio – Moderate – Service Shares
	Year or Period ended
	December 31
	2012	2011(1)

Net asset value, beginning of period	$9.79	$10.00

Income from investment operations:
Net investment income/(loss)	0.17	0.17
Net gain/(loss) on securities (both realized and unrealized)	1.33	(0.21)
Total from investment operations	1.50	(0.04)

Less distributions:
Dividends (from net investment income)	(0.18)	(0.17)
Distributions (from capital gains)	(0.13)	—
Total distributions	(0.31)	(0.17)

Net asset value, end of period	$10.98	$9.79

Total return(2)	15.44%	(0.38)%

Net assets, end of period (in thousands)	$603	$124
Average net assets for the period (in thousands)	$316	$123
Ratio of gross expenses to average net assets(3)(4)	26.76%	70.08%
Ratio of net expenses to average net assets(3)(4)	0.73%	1.00%	(5)
Ratio of net investment income/(loss) to average net assets(3)	2.78%	5.28%
Portfolio turnover rate	42%	7%	(2)

(1)	Period from August 31, 2011 (commencement of operations) through December 31, 2011.

(2)	Not annualized for periods of less than one full year.

(3)	Annualized for periods of less than one full year.
(4)	Ratios do not include expenses of the underlying funds and/or investment companies in which the Portfolio invests.

(5)	Janus Capital waived certain fees and expenses during the period. The “Ratio of net expenses to average net assets” would be 1.25% without the waiver of these fees and expenses.

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Appendix A

INVESTMENT OBJECTIVES AND STRATEGIES OF THE UNDERLYING FUNDS

The following information provides a brief description of the investment objectives and strategies of each of the underlying funds that are available within the various asset categories. Additional details are available in the underlying funds’ prospectuses. The Trustees of the underlying Janus funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to Portfolio shareholders.

The Portfolio may allocate assets to all or some of these underlying funds when rebalancing the Portfolio’s investments. At the discretion of Janus Capital and without shareholder notice, the Portfolio may invest in additional Janus funds established in the future.

Potential Underlying Funds Included in the Equity Securities Asset Category
Balanced Portfolio – Institutional Shares and Janus Balanced Fund seek long-term capital growth, consistent with preservation of capital and balanced by current income. Each fund pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. Each fund normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities. Each fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

Enterprise Portfolio – Institutional Shares and Janus Enterprise Fund seek long-term growth of capital. Each fund pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. The market capitalizations within the index will vary, but as of December 31, 2012, they ranged from approximately $418 million to $24.9 billion. Each fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

Forty Portfolio – Institutional Shares and Janus Forty Fund seek long-term growth of capital. Each fund pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. Each fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. Each fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

Global Research Portfolio – Institutional Shares and Janus Global Research Fund seek long-term growth of capital. Each fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. Each fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. Each fund normally invests at least 40% of its net assets in securities of issuers or companies from different countries located throughout the world, excluding the United States. Each fund may have significant exposure to emerging markets. Each fund may also invest in foreign equity and debt securities.

Global Technology Portfolio – Institutional Shares and Janus Global Technology Fund seek long-term growth of capital. Each fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories: (i) companies that the portfolio manager believes have or will develop products, processes, or services that will provide significant technological advancements or improvements; and (ii) companies that the portfolio manager believes rely extensively on technology in connection with their operations or services. Each fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Each fund normally invests in issuers from several different countries, which may include the United States. Each fund may, under unusual circumstances, invest in a single country. Each fund may have significant exposure to emerging markets. Each fund may also invest in U.S. and foreign debt securities.

INTECH Global Dividend Fund seeks long-term growth of capital and income. The fund invests, under normal circumstances, at least 80% of its net assets in dividend-paying securities. The fund invests primarily in common stocks from the universe of the Morgan Stanley Capital International (“MSCI”) World High Dividend Yield Index, utilizing INTECH’s mathematical investment process. The MSCI World High Dividend Yield Index is designed to reflect the performance of the high dividend yield securities contained within the broader MSCI World Indexsm. The fund may also invest in foreign equity and debt securities.

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INTECH International Fund seeks long-term growth of capital. The fund invests primarily in common stocks from the universe of the MSCI EAFE® (Europe, Australasia, Far East) Index, utilizing INTECH’s mathematical investment process. The MSCI EAFE® Index is an MSCI index that is designed to measure the performance of the developed markets of Europe, Australasia, and the Far East. The fund may also invest in foreign equity and debt securities.

INTECH U.S. Core Fund seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the S&P 500® Index, utilizing INTECH’s mathematical investment process. The S&P 500® Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the United States.

INTECH U.S. Growth Fund seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Growth Index, utilizing INTECH’s mathematical investment process. The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

INTECH U.S. Value Fund seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Value Index, utilizing INTECH’s mathematical investment process. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Janus Asia Equity Fund seeks long-term growth of capital. The fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of Asian issuers (excluding Japanese issuers). An Asian issuer is generally considered to be any company that (i) is incorporated or has its principal business activities in an Asian country; (ii) is primarily listed on the trading market of an Asian country; or (iii) derives 50% or more of its revenue from, or has 50% or more of its assets in, one or more Asian countries. The fund considers “Asian countries” to include, but not be limited to, Hong Kong, China, South Korea, Taiwan, Singapore, Malaysia, Thailand, Indonesia, Philippines, India, Vietnam, Pakistan, Russia, and Sri Lanka. Some of these countries may represent developing or emerging markets. The fund may have significant exposure to emerging market countries. The fund generally invests in equity securities, which consist primarily of common stocks, preferred stocks, depositary receipts, and convertible securities, but may also include other types of instruments, such as equity-linked securities, real estate-related companies, and real estate investment trusts issued by Asian real estate companies. The fund may invest in companies of any market capitalization. While the fund intends to diversify its investments across a number of different countries, including emerging market countries, it may, under unusual circumstances, invest all or a significant portion of its assets in a single Asian country. To a more limited degree, the fund may also invest in U.S. and foreign debt securities.

Janus Aspen INTECH U.S. Low Volatility Portfolio – Service Shares seeks capital appreciation. The fund invests, under normal circumstances, at least 80% of its net assets in U.S. stocks from the universe of the S&P 500® Index utilizing INTECH’s mathematical investment process. The S&P 500® Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the United States. The fund seeks to achieve market-like returns over the long-term, with lower absolute volatility than the S&P 500® Index (the fund’s benchmark index). In this context, absolute volatility refers to the variation in the returns of the fund. Over time, and under normal market conditions, the fund seeks to generate returns equal to those of the S&P 500® Index but with absolute volatility approximately 20%-40% lower than the S&P 500® Index.

Janus Aspen Perkins Mid Cap Value Portfolio – Institutional Shares and Perkins Mid Cap Value Fund seek capital appreciation. Each fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. Each fund primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. Each fund invests, under normal circumstances, at least 80% of its net assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap® Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of December 31, 2012, they ranged from approximately $313 million to $24.9 billion. Each fund may also invest in foreign equity and debt securities, which may include investments in emerging markets. Each fund may invest, under normal circumstances, up to 20% of its net assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, each fund may invest up to 20% of its net assets in cash or similar investments.

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Janus Contrarian Fund seeks long-term growth of capital. The fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company’s available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor. The fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Emerging Markets Fund seeks long-term growth of capital. The fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers in emerging market countries. The fund normally invests in securities of issuers that (i) are primarily listed on the trading market of an emerging market country; (ii) are incorporated or have their principal business activities in an emerging market country; or (iii) derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the MSCI World Indexsm, which measures the equity market performance of developed markets. The fund generally invests in equity securities, which consist primarily of common stocks, preferred stocks and convertible securities, but may also invest in other types of instruments, such as equity-linked securities and exchange-traded funds. The fund may invest in companies of any market capitalization.

Janus Fund and Janus Portfolio – Institutional Shares seek long-term growth of capital. Each fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although each fund may invest in companies of any size, they generally invest in larger, more established companies. As of December 31, 2012, Janus Fund’s weighted average market capitalization was $78.2 billion and Janus Portfolio’s weighted average market capitalization was $77.6 billion. Each fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Global Life Sciences Fund seeks long-term growth of capital. The fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes have a life science orientation. Generally speaking, the “life sciences” relate to maintaining or improving quality of life. The fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The fund normally invests in issuers from several different countries, which may include the United States. The fund may, under unusual circumstances, invest in a single country. The fund may have significant exposure to emerging markets. The fund may also invest in U.S. and foreign debt securities. As a fundamental policy, the fund normally invests at least 25% of its total assets in the “life sciences” sector, which may include companies in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

Janus Global Select Fund seeks long-term growth of capital. The fund pursues its investment objective by normally investing primarily in a core group of 40-70 domestic and foreign common stocks selected for their growth potential and normally investing at least 40% of its net assets in securities of issuers or companies from different countries located throughout the world, excluding the United States. The fund may invest in companies of any size, located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The fund may also invest in U.S. and foreign debt securities. The fund may also invest in emerging markets but will normally limit such investments to 30% of its net assets, measured at the time of purchase. As of December 31, 2012, the fund held stocks of 64 companies. Of these holdings, 40 comprised approximately 74.5% of the fund’s holdings.

Janus Growth and Income Fund seeks long-term capital growth and current income. The fund pursues its investment objective by normally emphasizing investments in common stocks. The fund will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities the portfolio manager believes have income potential. Eligible equity securities in which the fund may invest include: (i) domestic and foreign common stocks; (ii) preferred stocks; (iii) securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures; and (iv) other securities with equity characteristics.

Janus International Equity Fund seeks long-term growth of capital. The fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities. The fund normally invests in a core group of 60-100 equity securities of issuers from different countries located throughout the world, excluding the United States. The fund may, under unusual circumstances, invest all of its assets in a single country. The fund may invest in emerging markets

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but will normally limit such investments to 20% of its net assets, measured at the time of purchase. The fund may also invest in foreign debt securities.

Janus Research Fund seeks long-term growth of capital. The fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Triton Fund seeks long-term growth of capital. The fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. In pursuing that objective, the fund invests in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion.

Janus Twenty Fund seeks long-term growth of capital. The fund pursues its investment objective by normally investing primarily in a core group of 20-30 common stocks selected for their growth potential. The fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Venture Fund seeks capital appreciation. The fund pursues its investment objective by investing at least 50% of its equity assets in small-sized companies. The fund may also invest in larger companies with strong growth potential or relatively well-known and large companies with potential for capital appreciation. Small-sized companies are defined by the portfolio managers as those companies whose market capitalization falls within the range of companies in the Russell 2000® Growth Index. The market capitalizations within the index will vary, but as of December 31, 2012, they ranged from approximately $27 million to $4.6 billion. Companies whose capitalization or revenues fall outside these ranges after the fund’s initial purchase continue to be considered small-sized.

Overseas Portfolio – Institutional Shares and Janus Overseas Fund seek long-term growth of capital. Each fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers or companies from countries outside of the United States. Each fund normally invests in securities of issuers from several different countries, excluding the United States. Although each fund typically invests 80% or more of its assets in issuers located outside the United States, they also may normally invest up to 20% of their assets, measured at the time of purchase, in U.S. issuers, and it may, under unusual circumstances, invest all or substantially all of its assets in a single country. Each fund may have significant exposure to emerging markets. Each fund may also invest in U.S. and foreign debt securities.

Perkins Global Value Fund seeks capital appreciation. The fund pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world, including emerging markets. The fund normally invests in issuers from several different countries, which may include the United States. The fund may, under unusual circumstances, invest in a single country. The fund may have significant exposure to emerging markets. The fund may also invest in U.S. and foreign equity and debt securities. In addition, when the portfolio manager believes that market conditions are unfavorable for investing, or when he is otherwise unable to locate attractive investment opportunities, the fund’s cash or similar investments may increase.

Perkins International Value Fund seeks capital appreciation. The fund pursues its investment objective by investing primarily in common stocks of companies of any size located outside of the United States, including in emerging markets. The fund normally invests in issuers from several different countries, but under unusual circumstances, may invest in a single country. The fund may also invest in non-U.S. debt securities. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the fund’s cash or similar investments may increase.

Perkins Large Cap Value Fund seeks capital appreciation. The fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The fund primarily invests in the common stocks of large-sized companies whose stock prices the portfolio managers believe to be undervalued. The fund invests, under normal circumstances, at least 80% of its net assets in equity securities of companies having, at the time of purchase, market capitalizations equal to or greater than the median market capitalization of companies included in the Russell 1000® Value Index. The market capitalizations within the index will vary, but as of December 31, 2012, they ranged from approximately $313 million to $405 billion, and the median market capitalization was $5 billion. The fund may also invest in foreign equity and debt securities, which may include investments in emerging markets. The fund may invest, under normal circumstances, up to 20% of its net assets in securities of companies having market capitalizations outside of the aforementioned market

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capitalization ranges. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the fund may invest up to 20% of its net assets in ETFs, including commodity-related ETFs, cash, or similar investments.

Perkins Select Value Fund seeks capital appreciation. The fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The fund primarily invests in the common stocks of companies of any size whose stock prices the portfolio managers believe to be undervalued. The fund may also invest in foreign equity and debt securities, which may include investments in emerging markets. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the fund’s cash or similar investments may increase.

Perkins Small Cap Value Fund seeks capital appreciation. The fund pursues its investment objective by investing primarily in the common stocks of small companies whose stock prices are believed to be undervalued by the fund’s portfolio managers. The fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000® Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of December 31, 2012, they ranged from approximately $45 million to $4.6 billion. The fund may also invest in foreign equity and debt securities, which may include investments in emerging markets. The fund may invest, under normal circumstances, up to 20% of its net assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the fund may invest up to 20% of its net assets in cash or similar investments.

Perkins Value Plus Income Fund seeks capital appreciation and current income. The fund pursues its investment objective by normally investing 40-60% of its assets in equity securities selected primarily for capital appreciation and investing the remainder in fixed-income securities and cash equivalents. The fund’s equity investments generate total return from a combination of capital appreciation and, to a lesser degree, current income. Such equity investments may include companies of any size, but the fund will invest primarily in large- and mid-sized companies whose stock prices the portfolio managers believe to be undervalued or have the potential for high relative dividend yields, or both. The fund’s fixed-income investments generate total return from a combination of current income and capital appreciation, but income is usually the dominant portion. The fund normally invests the portion of its assets allocated to fixed-income investments in debt securities (including, but not limited to, government bonds, corporate bonds, mortgage-backed securities, asset-backed securities, zero-coupon bonds, and bank loans), convertible securities, and short-term securities. The fund invests at least 50% of the fixed-income portion of its assets in investment grade debt securities. The fund will limit its investment in high-yield/high-risk bonds, also known as “junk” bonds, to 50% or less of the fixed-income portion of its net assets.

Potential Underlying Funds Included in the Fixed-Income Securities Asset Category
Flexible Bond Portfolio – Institutional Shares and Janus Flexible Bond Fund seek to obtain maximum total return, consistent with preservation of capital. Each fund pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, government notes and bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. Each fund will invest at least 65% of its assets in investment grade debt securities. Each fund will limit its investment in high-yield/high-risk bonds, also known as “junk” bonds, to 35% or less of its net assets. Each fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion. Each fund may also invest in asset-backed securities, money market instruments, bank loans, and foreign debt securities (which may include investments in emerging markets).

Janus Global Bond Fund seeks total return, consistent with preservation of capital. The fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, corporate bonds, government notes and bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The fund invests in corporate debt securities of issuers in a number of different countries, which may include the United States. The fund invests in securities of issuers located in developed and emerging market countries. The fund may invest across all fixed-income sectors, including U.S. and non-U.S. government securities. The fund’s investments may be denominated in local currency or U.S. dollar-denominated. The fund may invest in debt securities with a range of maturities from short- to long-term. The fund may invest up to 35% of its net assets in high-yield/high-risk debt securities. The fund may also invest in preferred and common stock, money market instruments, municipal bonds, commercial and residential

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mortgage-backed securities, asset-backed securities, other securitized and structured debt products, private placements, and other investment companies, including ETFs. The fund may also invest in bank loans, euro-denominated obligations, buy backs or dollar rolls, when-issued securities, and reverse repurchase agreements.

Janus High-Yield Fund seeks to obtain high current income. Capital appreciation is a secondary investment objective when consistent with its primary investment objective. The fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets in high-yield/high-risk securities rated below investment grade. Securities rated below investment grade may include their unrated equivalents or other high-yielding securities the portfolio managers believe offer attractive risk/return characteristics. The fund may at times invest all of its assets in such securities. The fund may also invest in bank loans, money market instruments, and foreign debt securities (which may include investments in emerging markets).

Janus Real Return Fund seeks real return consistent with preservation of capital. The fund pursues its investment objective by primarily investing in U.S. Treasury securities, short-duration high-yield/high-risk debt, commodity-linked investments, and equity securities. The fund’s investments in U.S. Treasury securities may also include Treasury Inflation Protected Securities, also known as TIPS. As utilized by the fund, each of these types of investments may be considered an “inflation-related investment,” which are those that may provide what is known as “real return,” or a rate of return above the rate of inflation over a full market cycle. The fund may invest up to 90% of its net assets in short-duration high-yield/high-risk debt securities. The fund’s investments in short-duration high-yield/high-risk securities include debt rated below investment grade, also known as “junk” bonds. Securities rated below investment grade may include their unrated equivalents or other high-yielding securities the portfolio managers believe offer attractive risk/return characteristics. The fund may also invest in certain investment grade debt instruments, including corporate bonds, government bonds, municipal bonds, mortgage-backed securities, zero-coupon bonds, and agency securities. The fund may invest in foreign debt securities.

Janus Short-Term Bond Fund seeks as high a level of current income as is consistent with preservation of capital. The fund invests, under normal circumstances, at least 80% of its net assets in short- and intermediate-term securities such as corporate bonds or notes or government securities, including agency securities. The fund may invest up to 35% of its net assets in high-yield/high-risk bonds, also known as “junk” bonds. The fund expects to maintain an average-weighted effective maturity of three years or less under normal circumstances. The fund may also invest in bank loans, mortgage-backed securities, asset-backed securities, and foreign debt securities (which may include investments in emerging markets).

Potential Underlying Funds Included in the Alternative Investments Asset Category
Janus Diversified Alternatives Fund seeks absolute return with low correlation to stocks and bonds. Under normal market conditions, the fund pursues its investment objective by investing in a diverse group of return drivers, each a type of risk premium (collectively, “risk premia”) across equity, fixed income, commodity, and currency asset classes. Risk premia refers to the return that is expected for assuming a particular market risk. For example, investors expect a higher return in exchange for the perceived risks associated with investing in emerging markets as compared to investing in developed markets. Accordingly, a belief that emerging market equities may outperform developed market equities presents a risk premia opportunity. The fund seeks to generate returns by identifying and isolating diverse sources of potential risk premia, and combining these individual risk premia into a liquid portfolio that delivers consistent, absolute returns with a low correlation to the returns generated by investments in stocks and bonds. The fund employs a proprietary multi-factor process to allocate the fund’s assets across the various risk premia. The process begins with an approximate equal-weighted risk to each risk premia in which the fund invests, so that no individual risk premia contributes disproportionately to the fund’s risk profile and expected returns over the long term. Next, the fund applies additional advanced allocation methodologies to the portfolio to tactically adjust the weights of individual risk premia.

Janus Global Real Estate Fund seeks total return through a combination of capital appreciation and current income. The fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, REITs and similar REIT-like entities. As a fundamental policy, the fund will concentrate 25% or more of its net assets in securities of issuers in real estate or real estate-related industries. The fund’s investment in companies engaged in businesses outside the real estate industry which possess significant real estate holdings will be deemed to be in the real estate industry for purposes of the fund’s investment objective and its policy on industry concentration. The fund expects under normal market conditions to maintain investments in issuers from several different

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developed countries, including the United States. Under unusual circumstances, the fund may invest all of its assets in a single country. The fund may invest in emerging markets but will normally limit such investments to 15% of its net assets, measured at the time of purchase.

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Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the underlying funds may invest, as well as some general investment terms. The underlying funds may invest in these instruments to the extent permitted by their investment objectives and policies. The underlying funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

EQUITY AND DEBT SECURITIES

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by an underlying fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If an underlying fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, an underlying fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The underlying fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. An underlying fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the underlying fund’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. An underlying fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by an underlying fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, an underlying fund’s duration is usually shorter than its average maturity.

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Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds (“ETFs”) are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, an underlying fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the underlying fund bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds”.

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an underlying fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which an underlying fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which an underlying fund pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (“PFICs”) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that an underlying fund must pay if these investments are profitable, the underlying fund may make various elections permitted by the tax laws. These elections could require that an underlying fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

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Real estate investment trust (“REIT”) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities.
A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

FUTURES, OPTIONS, AND OTHER DERIVATIVES

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps, and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component

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may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. An underlying fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. An underlying fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. An underlying fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/ structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. An underlying fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. An underlying fund may purchase and write put and call options on securities, securities indices, and foreign currencies. An underlying fund may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

Cash sweep program is an arrangement in which a Portfolio’s or an underlying fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

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Diversification is a classification given to a fund under the 1940 Act. Portfolios are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a portfolio may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A portfolio that is classified as “nondiversified” under the 1940 Act, on the other hand, has the flexibility to take larger positions in a smaller number of issuers than a portfolio that is classified as “diversified.” However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a portfolio which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio which is classified as diversified.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of an underlying fund’s total assets in an industry or group of industries.

Leverage is when an underlying fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, an underlying fund’s short sales effectively leverage the underlying fund’s assets. The use of leverage may make any change in an underlying fund’s NAV even greater and thus result in increased volatility of returns. An underlying fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the underlying fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower an underlying fund’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain underlying funds, while others do not emphasize investments in companies of any particular size.

Net long is a term used to describe when an underlying fund’s assets committed to long positions exceed those committed to short positions.

Repurchase agreements involve the purchase of a security by an underlying fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the underlying fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, an underlying fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by an underlying fund to another party (generally a bank or dealer) in return for cash and an agreement by the underlying fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Short sales in which an underlying fund may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that an underlying fund owns, or an underlying fund has the right to obtain the amount of the security sold short at a specified date in the future. An underlying fund may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the underlying fund loses the opportunity to participate in the gain. For short sales, the underlying fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, an underlying fund will realize a short-term capital gain. Although an underlying fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. An underlying fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

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You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your insurance company or plan sponsor, or by contacting a Janus representative at 1-877-335-2687. The Portfolio’s and the underlying funds’ Statements of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/variable-insurance. Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semiannual reports. In the Portfolio’s annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolio (including the Portfolio’s Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Portfolio from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com/variable-insurance

151 Detroit Street
Denver, CO 80206-4805
1-877-335-2687

The Trust’s Investment Company Act File No. is 811-7736.

                                                                                                     ▼ May 1, 2013

Institutional Shares Ticker
Growth & Core
Janus Aspen Protected Series* – Growth	JAPGX

Janus Aspen Series

Prospectus

*	The Portfolio offers another share class in a separate prospectus. The net asset value of each share class is protected to at least 80% of the highest net asset value attained (subject to certain adjustments), with an initial overall Portfolio protection limit of $500 million. In the event that the net asset value of either share class falls below this 80% protection level, the Portfolio will commence the liquidation process. Shareholders should review the Protected NAV, as defined in this Prospectus, on janus.com/variable-insurance, for each share class prior to purchasing shares of the Portfolio.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes Janus Aspen Protected Series – Growth (the “Portfolio”), a series of Janus Aspen Series (the “Trust”). Janus Capital Management LLC (“Janus Capital”) serves as investment adviser to the Portfolio. The Portfolio currently offers two classes of shares. The Institutional Shares (the “Shares”) are sold under the name of “Janus Aspen Series” and are offered by this Prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, “variable insurance contracts”), as well as certain qualified retirement plans.

This Prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

Portfolio summary
Janus Aspen Protected Series – Growth	2

Additional Information about the Portfolio
Information regarding the capital protection arrangement	10
Fees and expenses	16
Additional investment strategies and general portfolio policies	17
Additional risks of the Portfolio	20

Management of the Portfolio
Investment adviser	26
Management expenses	26
Investment personnel	28

Other information	29

Distributions and taxes	30

Shareholder’s guide
Pricing of portfolio shares	32
Payments to financial intermediaries by Janus Capital or its affiliates	33
Purchases	34
Redemptions	34
Excessive trading	35
Shareholder communications	38

Financial highlights	39

Appendix A	40

Appendix B	43

Glossary of investment terms	47

1 ï Janus Aspen Series

Portfolio summary

Janus Aspen Protected Series – Growth

Ticker:	JAPGX	Institutional Shares

INVESTMENT OBJECTIVE

Protected Series – Growth seeks long-term growth of capital and capital preservation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.64%
Other Expenses		3.88%
Capital Protection Fee	0.63%
Remaining Other Expenses	3.25%
Total Annual Fund Operating Expenses(1)		4.52%
Fee Waiver(1)		3.10%
Total Annual Fund Operating Expenses After Fee Waiver(1)		1.42%

(1)	Janus Capital has contractually agreed to waive the Portfolio’s total annual fund operating expenses (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to between 1.38% and 1.53%, depending on the amount of the capital protection fee. Additional detail regarding the application of the fee waiver is described under “Fees and Expenses” in the “Additional Information about the Portfolio” section of the Prospectus. The contractual waiver may be terminated or modified prior to May 1, 2014 only at the discretion of the Portfolio’s Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses, including the maximum amount of the capital protection fee, without waivers, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$453	$1,366	$2,287	$4,630

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 107% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks growth of capital to the extent consistent with maintaining protection against significant downside movement of the net asset value (“NAV”) per share of each share class of the Portfolio. Specifically, the portfolio manager manages the Portfolio’s assets in an effort to ensure that the NAV for any share class will not fall below 80% of the highest NAV attained separately by each share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items (for each share class, the “Protected NAV”). A reduction of the NAV can be described further by using

2 ï Janus Aspen Protected Series – Growth

distributions as an example. In the event the Portfolio declares dividends from net investment income and capital gains distributions, which normally occurs in June and December, the Protected NAV per share will be adjusted down so that the relative protection level remains at the level in place prior to the distribution. While the Protected NAV per share is changed as a result of a distribution, the protected value of your account balance does not change, assuming the reinvestment of the distribution. For example, on a day the highest NAV per share of a share class is reached at $11.00, the Protected NAV per share is set at $8.80, which is 80% of the highest NAV per share. When the highest NAV per share increases to $12.50, the Protected NAV per share is set at $10.00, which is 80% of the highest NAV. On a day the NAV per share is $12.00, the Portfolio declares a per share distribution of $1.00. The result of the distribution is that the NAV per share is reduced from $12.00 to $11.00. The Protected NAV per share is also reduced so that the Protected NAV per share is the same relative to the post-distribution NAV per share of $11.00 as it was to the pre-distribution NAV per share of $12.00. The Protected NAV per share of $10.00 was 83.3% of the pre-distribution NAV per share of $12.00 per share and the post-distribution Protected NAV per share is adjusted to $9.17, which is 83.3% of the post-distribution NAV per share. Additional information regarding how the Protected NAV per share is adjusted following a distribution is included in Appendix A. The reduction for extraordinary expenses and extraordinary items from the NAV would have a similar result on the Protected NAV.

In general, protection for the Portfolio means, as the NAV per share for a share class rises above the highest level previously attained, the Protected NAV also rises and becomes the new Protected NAV regardless of whether the share class’ NAV per share subsequently declines or fails to achieve a new high threshold. However, as a share class’ NAV declines towards the Protected NAV, more of the Portfolio’s assets will be comprised of cash and other investments, called the “Protection Component,” as further described below. The fees and expenses that you pay as an owner of a variable insurance contract have no impact on the NAV or the Protected NAV of the Portfolio.

In order to minimize the effect of equity market volatility on the NAV per share for a share class, the Portfolio allocates its assets between two investment components. Through its first component, the “Equity Component,” the Portfolio seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. The Equity Component may also consist of derivatives such as swaps, futures, and options. Through its second component, the “Protection Component,” the Portfolio seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. Due to equity market conditions and the Portfolio’s overall risk profile, the amount of Portfolio assets allocated to the Protection Component may, at times, be significant. The Portfolio’s allocation between the Equity Component and the Protection Component will vary over time. Up to 100% of assets may be allocated to either component.

The portfolio manager applies a “bottom up” approach in choosing common stock investments for the Equity Component. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. As part of the Equity Component, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

As part of either component, the Portfolio may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Portfolio may invest include options, futures, swaps, warrants, and forward exchange contracts. The Portfolio may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Portfolio invests, to increase or decrease the Portfolio’s exposure to a particular market, to adjust the Portfolio’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, to manage the Portfolio’s risk profile, or to invest in volatility (such as to gain exposure to a volatility index). The Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

In an effort to protect against significant downward movement of the NAV per share for a share class, the Portfolio has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”). Pursuant to the Capital Protection Agreement, under certain conditions, the Capital Protection Provider will provide capital protection to the Portfolio (the “Protection”) in the event that either share class’ NAV per share falls below its Protected NAV. Either share class falling below its Protected NAV will trigger the Protection and likely liquidation of the Portfolio and each of its share classes, regardless of whether the NAV of the other share class is above its Protected NAV. The Capital Protection Provider has agreed to initially extend $500 million in aggregate protection coverage to

3 ï Janus Aspen Protected Series – Growth

the Portfolio with such amount being reviewed periodically to determine whether additional coverage is necessary or available to support the Portfolio’s rising assets (the “Maximum Settlement Amount”). As such, under the Capital Protection Agreement, the NAV of each share class is protected to at least the Protected NAV for such share class, subject to an aggregate limit on the overall payout to the Portfolio of the Maximum Settlement Amount. In the event that the Protection is triggered, meaning at least one share class’ NAV is below its Protected NAV, the Capital Protection Provider is obligated to pay the Portfolio the “Settlement Amount,” which is the lesser of (i) the sum of the shortfall amounts per share class (the “Aggregate Shortfall Amount”) and (ii) the Maximum Settlement Amount. For each share class, the shortfall amount is calculated by first establishing, among those share classes that have a NAV below their Protected NAV, the highest percentage difference among all of those share classes between the Protected NAV per share and the then-current NAV per share, and applying that percentage to each Portfolio share class’ then-current NAV per share. The Aggregate Shortfall Amount is thus allocated on a pro rata basis to each share class.

In order to comply with the terms of the Capital Protection Agreement, the Portfolio must provide certain information to the Capital Protection Provider and the portfolio manager is required to manage the Portfolio within certain risk parameters as identified on a daily basis by the Capital Protection Provider based on a risk allocation methodology. This risk allocation methodology factors in, among other things, market volatility, the Portfolio’s exposure to industries, sectors, or countries, and liquidity of the Portfolio’s holdings. In general, as equity markets are rising, the Portfolio’s allocation to the Equity Component will rise with a goal of taking advantage of any potential future market increase, and as equity markets are falling, the portfolio manager will allocate more of the Portfolio’s assets to the Protection Component in an effort to protect the Portfolio from potential ongoing decreases in the market. The Portfolio’s asset allocation will vary over time depending on equity market conditions and the portfolio composition. As a result, the Portfolio’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds.

The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of the Portfolio and the Capital Protection Provider. Under certain circumstances, the Capital Protection Agreement may be terminated prior to the expiration of any effective term, which in any case would become the “Termination Date.” Only shareholders who hold their shares and sell those shares on such Termination Date are entitled to receive the Protected NAV from the Portfolio. In the event of such termination of the Capital Protection Agreement, the Portfolio will be converted to cash and cash equivalents, the Capital Protection Provider will pay the Portfolio any amounts due related to the Protection, and the Portfolio is expected to be liquidated. This Prospectus serves as advance notice to you of any such liquidation. There are limited circumstances in which the Protection also terminates on the Termination Date, meaning the Capital Protection Provider is not obligated to pay any amounts to the Portfolio even where the NAV of a share class is below its Protected NAV. These circumstances are described further below under “Principal Investment Risks” as “Capital Protection Termination Risk.”

In the event the Protection is triggered, the Portfolio’s assets will no longer be managed in accordance with the investment objective and principal investment strategies described herein. Rather, the Portfolio’s assets will be converted to cash and cash equivalents and the proceeds, together with the payment from the Capital Protection Provider, if any, will be managed in an effort to maintain at least the Portfolio’s NAV as of the Termination Date. As such, the portfolio manager may decide to maintain the Portfolio’s cash position and/or invest in similar investments, including, but not limited to, overnight repurchase agreements. While the Portfolio is intended to be managed by the portfolio manager to maintain the NAV as of the Termination Date, it is important to understand that after the Termination Date, your investment will no longer be protected at 80% of the highest NAV attained by your share class, and as a result, you could lose money. The Portfolio’s assets will remain in cash and cash equivalents until the Portfolio is liquidated, which is expected to occur within 120 days after the Termination Date, but with the ability to reconsider final liquidation at the Portfolio’s discretion.

It is important to understand that the Capital Protection Agreement is a financial product that is intended to protect the Portfolio against significant market declines and does not in any way constitute any form of insurance. The Capital Protection Agreement and the Protection it offers is separate from, and unrelated to, any benefit provided by the insurance company or qualified plan through which you hold your shares. In addition, the Capital Protection Provider is not an insurance company or an insurance provider, nor is it acting as an adviser or subadviser for the Portfolio.

4 ï Janus Aspen Protected Series – Growth

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money, despite the Capital Protection Agreement. Common stocks tend to be more volatile than many other investment choices. Because the NAV per share for a share class is protected to at least 80%, and not 100%, of its highest attained NAV since the inception of the share class (as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), it is possible that in the event that equity markets fall, you could lose money, even if the Protection is triggered. In addition, if the Capital Protection Agreement does not work as intended or has been terminated, you could lose money. Because the Protected NAV is reduced by dividends, distributions, any extraordinary expenses, and certain extraordinary items, the amount of Protection could be less than 80% of the highest attained NAV for your class of shares, meaning the Protected NAV does not become a static number that only increases. To the extent that the protected amount owed to the Portfolio exceeds the Maximum Settlement Amount ($500 million), none of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will cover any shortfall amount, so you could lose money including amounts that would have otherwise been protected.

The Protected NAV for each share class will be posted on the Janus websites at janus.com/variable-insurance. Any change to the Protected NAV is expected to be updated within one business day. Because either share class falling below its Protected NAV can alone trigger the Protection and liquidation of the Portfolio, shareholders should review the Protected NAV for each share class prior to purchasing shares of this Portfolio, keeping in mind that each share class has different fees and expenses that impact the NAV.

Allocation Risk. Because there are risk parameters within which the portfolio manager must manage the Portfolio’s assets in order to maintain the Protection, the Portfolio’s ability to take certain investment actions that the portfolio manager might otherwise take will be limited. More specifically, complying with the provisions of the Capital Protection Agreement will impact the Portfolio’s allocation of assets to and within the Equity Component during the life of the Portfolio, may not allow the Portfolio to be fully invested in the Equity Component and will affect the portfolio manager’s ability to respond to changing equity market conditions. This limits the Portfolio’s ability to capture certain market gains when the allocations are more heavily weighted to the Protection Component. Conversely, as equity markets are rising or displaying signs of relative stability, the Portfolio may have more of the portfolio weighted towards assets considered to have higher risk which could increase the potential for loss of return for the Portfolio. Generally, the risk parameters will lead the portfolio manager to take certain investment actions that he otherwise would not take when allocating the Portfolio’s assets between and within the Equity Component and the Protection Component. This allocation process can have an adverse effect on the performance of the Portfolio, especially during periods of increased equity market volatility. The risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV and, if successful, protection payments are not triggered. It is possible, however, that the risk allocation methodology may not work as designed or intended and may cause the Portfolio to trigger the Protection, resulting in the termination of the Portfolio. In addition, the allocation of the Portfolio’s assets between and within the Equity Component and the Protection Component will likely result in a high portfolio turnover rate and additional transaction costs, such as brokerage commissions, which can impact the Portfolio’s returns. Because the portfolio manager allocates the Portfolio’s assets between and within the Equity Component and Protection Component daily according to a risk allocation methodology, there is the risk that a sudden intraday market drop may occur before the Portfolio’s Equity Component exposure can be reduced. Additionally, if the Portfolio fails to allocate its assets according to the risk allocation methodology, the Capital Protection Provider will have the option to terminate the Capital Protection Agreement, resulting in the Portfolio allocating 100% of its assets solely to cash and the expected commencement of the Portfolio’s liquidation process. Under these circumstances, the Capital Protection Provider will pay any amounts it is obligated to pay to the Portfolio.

Market Underperformance Risk. The Portfolio’s use of the risk allocation methodology and the resulting allocation between and within the Equity Component and the Protection Component may cause the Portfolio to underperform its primary benchmark and/or other similarly situated growth funds. This underperformance may be a result of the portfolio manager’s inability to reallocate Portfolio assets to respond to rising equity market conditions as quickly as another fund that invests primarily in equity securities. In addition, to maintain compliance with the risk parameters, the Portfolio may need to liquidate a position, or forego an investment that could have otherwise contributed to Portfolio performance. Under certain circumstances, the Capital Protection Agreement may require that all of the Portfolio’s assets be fully allocated to the Protection Component, thus limiting the upside potential for Portfolio returns during this period. The use of the risk allocation methodology may also impact the Portfolio’s performance in the event that it does not work as intended, potentially

5 ï Janus Aspen Protected Series – Growth

subjecting the Portfolio to additional expenses as a result of increased trading or allocating a larger portion of the Portfolio’s assets than necessary to either the Equity Component or Protection Component. Because the Portfolio may reallocate its assets between and within the Equity Component and the Protection Component as frequently as daily, the Portfolio’s reallocation will likely cause it to experience an increase in its portfolio turnover rate resulting in higher costs, which will have a negative effect on the Portfolio’s performance, particularly during periods of relative instability in equity markets. The Portfolio’s payment of the capital protection fee to the Capital Protection Provider may also result in the Portfolio underperforming its primary benchmark and/or other similarly situated growth funds that do not pay a protection fee.

Capital Protection Termination Risk. There is a risk that the Protection could terminate and the Portfolio liquidate without any obligation of the Capital Protection Provider or the Parent Guarantor to make payment to the Portfolio. The terms and conditions of the Capital Protection Agreement are designed to protect against certain market risks inherent in any equity investment. It does not protect against certain actions or omissions that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act on the part of the Portfolio, Janus Capital or certain key employees of Janus Capital, or the Portfolio’s custodian, that negatively impacts a share class’ NAV. Such events will result in the termination of the Protection without any obligation by the Capital Protection Provider, and therefore by the Parent Guarantor, to make any payment to the Portfolio. Shareholders who continue to hold shares after the Termination Date will not receive the Protected NAV but will instead receive the Portfolio’s then-current NAV at the time their shares are redeemed, which may be lower than the Protected NAV and lower than the price per share of the shareholder’s initial investment. None of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares is obligated to make any payment to the Portfolio or cover any shortfall. Therefore, in the event that the Protection is terminated as a result of such events, you could lose money as a result of the Portfolio losing the Protection under the Capital Protection Agreement, including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment and will not be reimbursed for any amounts paid under the Capital Protection Agreement.

Early Termination Events Risk. While the Capital Protection Agreement has an initial 10-year term that may be extended, there is a risk that the Capital Protection Agreement could terminate earlier under various scenarios at the option of the Capital Protection Provider, which are considered Early Termination Events. In such events, the Capital Protection Provider will be obligated to make the payment of the Settlement Amount, if due, to the Portfolio. At that time, each share class’ NAV should be the higher of the Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Portfolio. After payment of any Settlement Amount, your Shares are no longer protected by the Portfolio, and it is possible that the NAV for each share class could decline and you could lose money. Examples of “Early Termination Events” include, but are not limited to (1) if the Portfolio, Janus Capital, or the Portfolio’s custodian, fails to comply with certain terms and conditions of the Capital Protection Agreement, including the failure to reallocate Portfolio assets when such assets fall outside the specified risk parameters, or (2) if the aggregate value of the Portfolio’s shares outstanding results in the Protection exceeding the Maximum Settlement Amount. The Portfolio is also expected to liquidate and the Capital Protection Agreement will terminate if, pursuant to the terms of the Capital Protection Agreement, the Protection is triggered. In addition, to the extent that the introduction of laws or a change of law, in each case, not known as of the date of the Capital Protection Agreement, results in a new or increased cost of capital or collateral for the Capital Protection Provider or its parent company, the Portfolio’s Board of Trustees will make a determination whether to approve the Portfolio paying such increased costs to the Capital Protection Provider or to terminate the Capital Protection Agreement. Only shareholders who hold their shares and sell those shares on the Termination Date are entitled to receive the Protected NAV from the Portfolio. Shareholders who redeem prior to the Termination Date receive the then-current NAV which will be higher than the Protected NAV for their share class and will not include any payment of the Protection.

Maximum Settlement Amount Risk. The Capital Protection Agreement currently covers the outstanding shares of each class of shares offered by the Portfolio having an aggregate protected amount up to an initial value of $500 million. If the Maximum Settlement Amount exceeds $500 million without any additional coverage being extended to the Portfolio, the Capital Protection Provider will not be liable for any Settlement Amount payment in excess of $500 million. None of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will be responsible for any portion of the Settlement Amount, including any amounts which may exceed the Maximum Settlement Amount. Therefore, although the Protection applies, you could lose money to the extent the Aggregate Shortfall Amount exceeds the Maximum Settlement Amount including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment. In any event, as the Portfolio’s assets grow, the Portfolio intends to take such actions as may be deemed necessary, including limiting shareholder purchases, to limit the Aggregate Shortfall

6 ï Janus Aspen Protected Series – Growth

Amount to a level so that it does not exceed the Maximum Settlement Amount, but there is no guarantee that such efforts will be successful. There is no guarantee that the Capital Protection Provider will agree to extend coverage beyond $500 million.

Liquidation Risk. Although the risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV, there is the possibility that the risk allocation methodology may not work as designed or redemptions, particularly a large redemption, may impact the allocation process, and the NAV of either share class falls below its Protected NAV. If this happens, it is expected that the Portfolio will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and commence the liquidation process. Although the Portfolio intends to liquidate in a manner designed to allow clients time to transition assets out of the Portfolio (up to and potentially exceeding 120 days after a Termination Event), it is possible that the Portfolio may be liquidated immediately after termination of the Capital Protection Agreement or payment of the Settlement Amount. The NAV of one share class falling below its Protected NAV will result in the Protection being triggered and, as a result, the liquidation of the entire Portfolio, even though the NAV of the other share class remains at or above its Protected NAV. Other events described in this Prospectus may, at the discretion of the Portfolio or Capital Protection Provider, as applicable, also terminate the Capital Protection Agreement resulting in payment of the Settlement Amount and liquidation of the Portfolio. In the event the Protection is triggered, no other purchases will be permitted (except automated or scheduled purchases, as permitted by Janus Capital), and the payment of redemption proceeds may be temporarily suspended (not to exceed seven calendar days), likely from the day the Protection is triggered. As the Portfolio proceeds to liquidation, shareholders will receive the then-current NAV for their share class, which could be higher or lower than the Protected NAV. Redemptions are taxable events. This Prospectus serves as advance notice to shareholders of any rejection of purchases, suspension of the payment of redemption proceeds, and liquidation of the Portfolio. In the event that the Capital Protection Agreement is terminated and the Portfolio begins the liquidation process, Janus Capital will make such information available at janus.com/variable-insurance. Notice of the Portfolio liquidation will otherwise be provided by the insurance company or qualified plan through which you hold your shares.

Liquidation Strategy Risk. In addition, beginning on the Termination Date, the Portfolio’s assets will be converted to cash and cash equivalents and the proceeds, together with the payment from the Capital Protection Provider, if any, will be managed as cash or similar investments in an effort to maintain the Portfolio’s NAV. Because there is no guarantee that this strategy will be successful in maintaining the Portfolio’s NAV and because the capital protection will no longer be in place for the Portfolio, you could lose money, including money that was previously protected. Since the Portfolio may not liquidate for a period of time after the Termination Date, shareholders could receive a NAV below the Protected NAV.

Opportunity Cost Risk. It is possible that under the terms of the Capital Protection Agreement, the Portfolio’s allocation to the Equity Component could drop to a low level or be eliminated altogether, especially during periods of heightened volatility in equity markets. This would reduce the Portfolio’s ability to participate in upward equity market movements, and therefore, represents loss of opportunity compared to a portfolio that is fully invested in equity securities.

Counterparty Risk (Capital Protection Provider and its Parent Company). A shareholder’s ability to receive the Protected NAV from the Portfolio is dependent on the Portfolio’s ability to collect the Settlement Amount from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from the Capital Protection Provider’s parent under a separate parent guaranty. Portfolio transactions involving a counterparty, such as the Capital Protection Provider, are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As such, the Portfolio’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, BNP Paribas, the parent company of the Capital Protection Provider, has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. The Portfolio’s use of the risk allocation methodology is intended to protect against significant downward movement of the NAV per share for a share class,

7 ï Janus Aspen Protected Series – Growth

particularly in times of heightened volatility in the equity markets, but the methodology may not protect the Portfolio if equity markets take a sudden and/or significant fall.

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio. If the counterparty to a derivative transaction defaults, such as the Capital Protection Provider or Parent Guarantor, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Foreign Exposure Risk. The Portfolio may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Portfolio’s performance. The risk allocation methodology utilized by the Portfolio will likely substantially increase the level of portfolio turnover.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Portfolio does not have a full calendar year of operations. Performance information for certain periods is included in the Portfolio’s first annual and/or semiannual report.

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MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Jonathan D. Coleman, CFA, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Portfolio Manager of the Portfolio, which he has managed since inception.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. The Portfolio may reject purchases and suspend redemptions as described in this Prospectus. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

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Additional information about the Portfolio

INFORMATION REGARDING THE CAPITAL PROTECTION ARRANGEMENT

The Portfolio will continuously offer its shares unless and until the Portfolio’s Board of Trustees determines that it is in the best interest of the Portfolio and its shareholders to discontinue sales, or until the Capital Protection Agreement is terminated pursuant to its terms (as defined above, the “Termination Date”).

Capital Protection Agreement
The Portfolio has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., the Capital Protection Provider, pursuant to which the Capital Protection Provider will provide capital protection, initially up to $500 million, to protect against a decrease in the Protected NAV of each share class so long as the terms and conditions of the Capital Protection Agreement are satisfied. BNP Paribas Prime Brokerage, Inc. is a U.S. registered broker-dealer.

BNP Paribas, the parent company of the Capital Protection Provider (the “Parent Guarantor”), has issued an irrevocable guaranty (the “Parent Guaranty”) pursuant to which the Parent Guarantor guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. The Parent Guarantor’s guaranty is not an obligation of, or guaranteed by, any affiliate of the Parent Guarantor or other bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. Under the Parent Guaranty, the Parent Guarantor can assert the same defenses, rights, set offs, or counterclaims as the Capital Protection Provider would have under the Capital Protection Agreement.

The Capital Protection Agreement provides the Portfolio a certain level of protection subject to the terms and conditions of the agreement. For example, and as described further below, the portfolio manager must manage the Portfolio’s assets within risk parameters identified by the Capital Protection Provider based on a risk allocation methodology. In addition, the Capital Protection Agreement imposes very specific reporting and monitoring obligations on the Portfolio, on Janus Capital, and indirectly on the Portfolio’s custodian. While in some instances the parties will be afforded some opportunity to remedy certain breaches, failure to do so within specified cure periods could result in the termination of the Capital Protection Agreement at the option of the Capital Protection Provider. In the event of termination of the Capital Protection Agreement, the Capital Protection Provider is obligated to pay any Settlement Amount due to the Portfolio as of the Termination Date. However, the Protection will terminate without any obligation by the Capital Protection Provider to make any payment to the Portfolio if the termination of the Capital Protection Agreement results from acts or omissions of the Portfolio, Janus Capital or certain key employees of Janus Capital, or the Portfolio’s custodian that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act that negatively impacts a share class’ NAV. The Portfolio has delegated to Janus Capital the responsibility for developing internal procedures to ensure compliance with the terms of the Capital Protection Agreement; however, there is no assurance that such procedures will be successful.

As outlined in the Capital Protection Agreement, there are numerous events that can cause the Capital Protection Agreement to terminate, as described further below. In the event of such termination of the Capital Protection Agreement, if a share class’ NAV falls below its Protected NAV, the Capital Protection Provider will make a payment to the Portfolio equal to the Settlement Amount which is the lesser of (i) the Aggregate Shortfall Amount and (ii) the Maximum Settlement Amount. The Capital Protection Provider’s obligations to the Portfolio are subject to all of the terms, conditions, and limitations of the Capital Protection Agreement and terminate upon the satisfaction of any settlement owed pursuant to the agreement.

It is important to understand that the Capital Protection Agreement is an agreement between the Portfolio and the Capital Protection Provider and, for this reason, as a shareholder, you do not have any direct rights or claims against the Capital Protection Provider, the Parent Guarantor, or Janus Capital under the Capital Protection Agreement in the event that the Capital Protection Provider fails to perform its obligations under the agreement. The Settlement Amount under the Capital Protection Agreement is owed directly to the Portfolio and not the Portfolio’s shareholders. Therefore, as a shareholder you will not have any action against or recourse to the Capital Protection Provider under the Capital Protection Agreement. Further, no shareholder will have any right to receive payment, or any other rights whatsoever, under the Capital Protection Agreement. Furthermore, Janus Capital does not guarantee and will not indemnify the Portfolio or its shareholders against any default, including default of any party to the Capital Protection Agreement and/or any third party service provider. None of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will cover any Settlement Amount not paid by the Capital Protection Provider.

To the extent that the introduction of laws or a change of law, in each case, not known as of the date of the Capital Protection Agreement results in a new or increased cost of capital or collateral for the Capital Protection Provider or the Parent Guarantor, the Portfolio’s Board of Trustees will make a determination whether to approve the Portfolio paying such

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increased costs to the Capital Protection Provider or to terminate the Capital Protection Agreement. Such payment of increased costs by the Portfolio may increase the Portfolio’s total expense ratio and have a negative impact on performance.

Changes to the Capital Protection Agreement may be made by the Portfolio’s Board of Trustees without shareholder approval, even to the extent such changes could have a direct or indirect impact on a shareholder’s investment in the Portfolio. Shareholders will be provided 60 days prior written notice for any changes to the Capital Protection Agreement deemed to be material by the Portfolio’s Board of Trustees.

The Capital Protection Agreement is a financial product that is intended to protect the Portfolio against significant market declines and does not in any way constitute any form of insurance. The Capital Protection Agreement and the Protection it offers is separate from, and unrelated to, any benefit provided by the insurance company or qualified plan through which you hold your shares. In addition, neither the Capital Protection Provider nor the Parent Guarantor is an insurance company or an insurance provider. Nor is the Capital Protection Provider, the Parent Guarantor, or any of their affiliates acting as an investment adviser or subadviser to the Portfolio.

The Capital Protection Provider, the Parent Guarantor, or any of their affiliates, have not participated in the organization of the Portfolio and make no representations regarding the advisability of investing in the Portfolio.

Duration of the Capital Protection Agreement
The Capital Protection Agreement has an initial term of 10 years, but may be terminated under certain circumstances prior to the expiration of that term as described below. Following the initial 10-year term, the Capital Protection Agreement may be extended at the request of the Portfolio and with the agreement of the Capital Protection Provider for additional 10-year terms. There is no requirement that the Capital Protection Provider agree to the Portfolio’s request for an extension. Shareholders will be provided 60 days prior written notice of the termination of the Capital Protection Agreement in the event it is not extended past the initial 10-year term.

Protected NAV
The Protected NAV for each share class is determined based on the highest NAV attained by that share class since its commencement of operations and is determined as of the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. New York time) on each day that the New York Stock Exchange is open for trading (the “NAV Calculation Date”). It is important to understand that the Protected NAV is not the amount you paid for your Shares. Once a Protected NAV is established for a share class, it is reduced to account for any dividends, distributions, any extraordinary expenses, and certain extraordinary items. “Extraordinary expenses” include (i) all costs of defending or prosecuting any claim or litigation to which the Portfolio is a party; (ii) any amount in judgment or settlement or indemnification expenses incurred by the Portfolio; (iii) any other non-recurring or non-operating expenses; (iv) any payment by the Portfolio of any liability, expense, or fee of another series of the Trust; and (v) any income taxes. “Extraordinary items” include, but are not limited to, reductions in the Protected NAV resulting from (i) a pricing or trading error; (ii) the bankruptcy, insolvency, reorganization, or default of a contractual counterparty of the Portfolio, including counterparties to derivatives transactions, and entities that hold cash or other assets of the Portfolio; and (iii) any realized or unrealized losses on any investments of the Portfolio in money market funds.

Because the Protected NAV is protection of at least 80% of the highest attained NAV per share for each share class, as adjusted, it is possible that you could lose money; however, the risk allocation methodology is designed so that a shareholder’s initial NAV per share is protected to at least 80% of its value, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items. Depending upon when a shareholder invests, the amount of protection may exceed 80% of the shareholder’s initial NAV per share as such protection is based on the highest attained share class NAV of such share class since inception. Only shareholders who hold their shares and sell those shares on the Termination Date are entitled to receive the Protected NAV from the Portfolio. Shares are no longer protected by the Portfolio after the Termination Date, and it is possible that the NAV for each share class could decline, and you could lose money. The table below is a hypothetical demonstration of how the Protected NAV works (assuming no reduction for dividends, distributions, any extraordinary expenses, and certain extraordinary items, as defined under the Capital Protection Agreement, which, if included, would result in a reduction in the Protected NAV). The information is provided for demonstrative

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purposes only and does not represent past or future performance of the Portfolio. Please refer to Appendix A for additional examples of how the Protected NAV is determined and how reductions will affect the Protected NAV.

	Net Asset Value ($)		Protected Net Asset Value ($)
Day 1	10.00		8.00

Day 2	9.90	â	8.00	=

Day 3	10.25	á	8.20	á

Day 4	9.80	â	8.20	=

Day 5	9.60	â	8.20	=

Day 6	9.90	á	8.20	=

Day 7	10.10	á	8.20	=

Day 8	10.40	á	8.32	á

Day 9	10.50	á	8.40	á

Day 10	10.30	â	8.40	=

The Protected NAV for each share class will be posted on the Janus website at janus.com/variable-insurance. Any change to the Protected NAV is expected to be updated within one business day. Because either share class falling below its Protected NAV can alone trigger the Protection and liquidation of the Portfolio, shareholders should review the Protected NAV for each share class prior to purchasing shares of this Portfolio, keeping in mind that each share class has different fees and expenses that impact the NAV.

As a shareholder, your minimum protected investment amount is based on the number of shares you own, multiplied by the Protected NAV per share for your class of shares held as of the Termination Date (the “Protected Amount”). Because the Settlement Amount is calculated based on the share class with the largest shortfall amount, your NAV as of the Termination Date may include a pro rata distribution of the Settlement Amount to both share classes. Because the commitments of the Capital Protection Provider are conditional and limited, there is a possibility that you will not receive your full Protected Amount. In addition, your shares are no longer protected by the Portfolio after the Termination Date. Please refer to Appendix A for examples of how Protected Amounts are calculated. In the event that you redeem your Shares prior to the Termination Date, you will receive the then-current NAV per share for your share class, which will be higher than the Protected NAV for your share class but will not include any payment of the Protection.

Maximum Protected Amount
The Capital Protection Agreement currently covers outstanding shares of each class of shares offered by the Portfolio having an aggregate protected amount (the “Aggregate Protected Amount”) of up to $500 million. If the Aggregate Protected Amount of the Portfolio exceeds $500 million (the “Maximum Settlement Amount”) without any additional coverage being extended to the Portfolio, the Capital Protection Provider will have the option to terminate the Capital Protection Agreement. In any event, as the Portfolio’s assets grow, the Portfolio intends to take such actions as may be deemed necessary, including limiting shareholder purchases, to limit the Aggregate Protected Amount to a level that does not to exceed the Maximum Settlement Amount, but there is no guarantee that such efforts will be successful. To the extent that the Aggregate Protected Amount exceeds the Maximum Settlement Amount, none of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares is obligated to make any payment to the Portfolio, or to cover any shortfall.

Maximum Settlement Amount
The Capital Protection Provider’s obligation to pay the Settlement Amount is limited to the Maximum Settlement Amount of $500 million as of the date of this Prospectus. If the Aggregate Protected Amount exceeds $500 million without any additional coverage being extended to the Portfolio, the Capital Protection Provider will not be liable for any Settlement Amount payment in excess of $500 million and may determine to terminate the Capital Protection Agreement. None of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will be responsible for any portion of the Settlement Amount, including any amounts which may exceed the Maximum Settlement Amount. Therefore, even when the Protection applies, you could lose money. The Portfolio intends to monitor for this scenario and take such actions as may be deemed necessary, including limiting shareholder purchases, to limit the Aggregate Protected Amount so that it does not exceed the Maximum Settlement Amount, but there is no guarantee that such

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efforts will be successful. The Maximum Settlement Amount may be increased at the discretion of the Capital Protection Provider. While the Maximum Settlement Amount is reviewed periodically to determine whether additional coverage is necessary to protect the Portfolio’s rising assets, the Capital Protection Provider is not obligated to extend additional coverage to the Portfolio. In the event that the Capital Protection Provider determines not to increase the Maximum Settlement Amount to meet the projected needs of the Portfolio, the Portfolio’s Board of Trustees may authorize the Portfolio to enter into an additional protection agreement with a separate protection provider (which may involve higher fees) or the Portfolio may be liquidated.

Settlement Amount
Pursuant to the Capital Protection Agreement, in the event that the Protection is triggered, meaning at least one share class’ NAV is below its Protected NAV, the Capital Protection Provider is obligated to pay the Portfolio the “Settlement Amount,” which is the lesser of (i) the sum of the shortfall amounts per share class (the “Aggregate Shortfall Amount”) and (ii) the Maximum Settlement Amount. For each share class, the shortfall amount is calculated by first establishing, among those share classes that have a NAV below their Protected NAV, the highest percentage difference among all of those share classes between the Protected NAV per share and the then-current NAV per share, and applying that percentage to each Portfolio share class’ then-current NAV per share. The Aggregate Shortfall Amount is thus allocated on a pro rata basis to each share class. As discussed above, the obligations of the Capital Protection Provider are subject to the Portfolio, Janus Capital, certain key employees of Janus Capital, and the Portfolio’s custodian complying with the terms, conditions, and limitations as outlined in the Capital Protection Agreement and, upon the occurrence of certain events as described below, such obligations may terminate without the benefit of the Protection.

Under the terms of the Capital Protection Agreement, the Settlement Amount is due from the Capital Protection Provider within three business days after the termination of the agreement, unless there is a “market disruption event” on such business day which may include a trading disruption such as the suspension of trading of various securities, an exchange disruption or, in certain situations, the early closing of an exchange. In such event, the date the Settlement Amount is due and payable will change. The Settlement Amount is generally based on the value of the Portfolio’s shares on the first business day after the Termination Date, however, a market disruption event could move the valuation date of the shares. If a market disruption event lasts longer than 14 days, the amount a shareholder will collect per share may be less than the Protected NAV for that share class. In addition, the Settlement Amount is determined based on reporting provided by Janus Capital to the Capital Protection Provider which can be disputed by the Capital Protection Provider.

Investment Restrictions
The Portfolio is subject to conditions within the Capital Protection Agreement that require Janus Capital to provide certain information to the Capital Protection Provider on a daily basis and to comply with certain investment parameters based on the risk allocation methodology when making investment allocation decisions for the Portfolio. These investment parameters are designed to reduce, but not to eliminate, the risk that the Portfolio’s assets will be insufficient to permit the Portfolio to redeem shares at not less than the Protected NAV of a share class on any given day. Specifically, within the parameters of the Portfolio’s investment strategies, the portfolio manager makes investment allocation decisions based on risk parameters identified by the Capital Protection Provider on a daily basis that could limit the amount of the Portfolio’s assets allocated to the Equity Component. The investment risk parameters are calculated using a methodology that takes into consideration the Portfolio’s valuation and portfolio holdings information provided by Janus Capital to determine whether the Portfolio’s assets should be reallocated in order to reduce the Portfolio’s risk profile. The portfolio manager will then determine how to allocate the Portfolio’s assets between and within the Equity Component and the Protection Component. It is possible that based on equity market conditions and the impact of market conditions on the Portfolio’s NAV, in order to avoid the termination of the Capital Protection Agreement, the Portfolio will allocate up to 100% of its assets to the Protection Component or solely to cash and/or cash equivalents, and possibly for an extended period of time, thereby limiting the Portfolio’s ability to participate in any upward equity market shift. As a result, the Capital Protection Agreement could limit the portfolio manager’s ability to respond to changing equity market conditions. It is important to understand that while the Capital Protection Provider is providing the investment risk parameters based on a risk allocation methodology, the portfolio manager determines what investments he believes are appropriate for each component. The percentages of Portfolio assets that are allocated between the Equity Component and the Protection Component are expected to be available on a daily basis at janus.com/variable-insurance.

If the Portfolio, Janus Capital, or the Portfolio’s custodian fails to provide the required information to the Capital Protection Provider, if the Portfolio fails to reallocate its assets when its investments fall outside of the prescribed investment parameters,

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or if Janus Capital does not comply with any other requirements in the Capital Protection Agreement and is unable to remedy such deficiency within a specified period, if any, the Capital Protection Provider has the option to terminate the Capital Protection Agreement (as described further below). Under these circumstances, if the Capital Protection Provider terminates the Capital Protection Agreement, the Portfolio’s liquidation process will commence and any Settlement Amount will be determined and paid by the Capital Protection Provider to the Portfolio. After payment, the Capital Protection Provider will have no further liability to the Portfolio under the agreement.

In the event that the Portfolio’s assets are 100% allocated to the Protection Component or solely to cash and/or cash equivalents for an extended period of time, the Portfolio’s Board of Trustees may close the Portfolio to new investments and consider whether any other action is appropriate, including liquidating the Portfolio or waiving Portfolio fees.

It is important to understand that the Portfolio’s use of the risk allocation methodology and the resulting allocation between and within the Equity Component and the Protection Component may cause the Portfolio to underperform its primary benchmark and/or other similarly situated growth funds. This underperformance may be a result of the portfolio manager’s inability to reallocate Portfolio assets to respond to rising equity market conditions as quickly as another portfolio that invests primarily in equity securities. In addition, to maintain compliance with the risk parameters, the Portfolio may need to liquidate a position to comply with the terms of the Capital Protection Agreement, or forego an investment that could have otherwise contributed to Portfolio performance. Under certain circumstances, the Capital Protection Agreement may require that all of the Portfolio’s assets be fully allocated solely to cash and/or cash equivalents, thus limiting the upside potential for Portfolio returns during this period. The use of the risk allocation methodology may also impact the Portfolio’s performance in the event that it does not work as intended, potentially subjecting the Portfolio to additional expenses as a result of increased trading or allocating a larger portion of the Portfolio’s assets to either the Equity Component or the Protection Component than necessary based on equity market conditions. Because the Portfolio’s assets may be reallocated between and within the Equity Component and the Protection Component as frequently as daily, the Portfolio will likely experience an increase in its portfolio turnover rate resulting in higher costs, which may have a negative effect on the Portfolio’s performance, particularly during periods of relative instability in equity markets. The Portfolio’s payment of the capital protection fee paid to the Capital Protection Provider may also result in the Portfolio underperforming its primary benchmark and/or other similarly situated growth funds that do not pay a protection fee.

Termination Events
The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement between the Portfolio and the Capital Protection Provider. Under certain circumstances, the Capital Protection Agreement may be terminated prior to the expiration of any effective term, as discussed in further detail below, which in any case would become the Termination Date. This Prospectus serves as advance notice of any liquidation of the Portfolio.

•	Termination by the Capital Protection Provider with Protection in Place: The Capital Protection Agreement contains numerous covenants of the Portfolio and obligations of Janus Capital. Any failure of the Portfolio, Janus Capital, or the Portfolio’s custodian to comply with the obligations of the Capital Protection Agreement after the expiration of any applicable remedy period will permit the Capital Protection Provider to terminate the Capital Protection Agreement. In addition, if the NAV of either share class falls below its respective corresponding Protected NAV, the Settlement Amount will be due under the agreement by the Capital Protection Provider and the Capital Protection Agreement will be terminated. There are other events that will also permit the Capital Protection Provider to terminate the Capital Protection Agreement including, but not limited to: (i) any failure of the Portfolio to comply with the Capital Protection Agreement and applicable law; (ii) any change in the Portfolio’s investment adviser, certain investment personnel, or custodian, and the replacement is not acceptable to the Capital Protection Provider; (iii) a material regulatory event or litigation event with respect to the Portfolio or Janus Capital; (iv) a failure to pay the capital protection fee or any other obligated payments when due; (v) the failure to meet the requirements for continuous reporting; (vi) unresolved disputes involving reporting requirements between the Capital Protection Provider and Janus Capital, and calculation of either share class’ NAV; (vii) suspension of the publication of the calculation of a share class’ NAV per share; and (viii) the Aggregate Protected Amount exceeds the Maximum Settlement Amount. If the Capital Protection Agreement terminates as a result of any of these instances, any Settlement Amount due under the agreement shall be paid by the Capital Protection Provider. Following the termination of the Capital Protection Agreement and the satisfaction of any Settlement Amount by the Capital Protection Provider, the Capital Protection Provider owes no further duties to the Portfolio under the Capital Protection Agreement. In the event that any of the foregoing termination events, or any other termination events under the Capital Protection Agreement but not otherwise identified herein occur, it is expected that the Portfolio will terminate and follow an orderly liquidation

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process. See Appendix B and the Statement of Additional Information for a list of events that could result in termination of the Capital Protection Agreement, but not a termination of the Capital Protection Provider’s obligation to pay the Settlement Amount due under the agreement.

Although Janus Capital intends to meet all obligations under the Capital Protection Agreement, a failure to fully comply with the terms of the agreement would provide the Capital Protection Provider with the option to terminate the Capital Protection Agreement, resulting in the expected liquidation of the Portfolio. In such case, shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Portfolio. The Settlement Amount payable by the Capital Protection Provider is limited to the Maximum Settlement Amount.

•	Termination by the Capital Protection Provider with NO Protection in Place: If an action or omission on the part of the Portfolio, Janus Capital or certain key employees of Janus Capital, or the Portfolio’s custodian is deemed to constitute gross negligence, bad faith, willful misconduct, fraud, or criminal acts which in the Capital Protection Provider’s reasonable judgment materially affects the NAV of either share class of the Portfolio, the Capital Protection Agreement will terminate and the Protection will be terminated. As a result, the Capital Protection Provider, and therefore the Parent Guarantor, will have no payment obligation to the Portfolio under the Capital Protection Agreement. The foregoing events are the only contractual events that terminate both the Capital Protection Agreement and the obligation for the Capital Protection Provider to pay the Settlement Amount. Upon the occurrence of any such event, the Portfolio is expected to liquidate and shareholders will not receive the Protected NAV but will instead receive the Portfolio’s then-current NAV at the time their shares are redeemed, which may be lower than the Protected NAV and lower than the price per share of the shareholder’s initial investment. It is important to understand that if an event occurs that results in the termination of the Protection and the Portfolio is subsequently liquidated, none of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will be responsible for any shortfall between the then-current NAV of either share class and the corresponding Protected NAV. The Capital Protection Provider does not have the right to terminate the Portfolio, however, and the Portfolio may, at the discretion of the Portfolio’s Board of Trustees, continue operations under a new agreement with a different capital protection provider.

•	Termination by the Portfolio: At the election of the Portfolio, the Capital Protection Agreement may be terminated upon the occurrence of: (i) an act of bankruptcy, insolvency or reorganization with respect to the Capital Protection Provider or the Parent Guarantor; (ii) a failure by the Parent Guarantor to maintain a specific debt rating; (iii) the Parent Guaranty terminates or is determined to be invalid or unenforceable; (iv) a material regulatory event or litigation event with respect to the Capital Protection Provider or the Parent Guarantor that may affect their respective abilities to perform their obligations under any agreement applicable to the Portfolio; (v) a material breach of the Capital Protection Agreement by the Capital Protection Provider; or (vi) the determination by the Portfolio’s Board of Trustees that it is in the best interest of the Portfolio to terminate the Capital Protection Agreement or to liquidate the Portfolio. The Protection applies through the Termination Date. Upon the termination of the Capital Protection Agreement under the circumstances described in this paragraph, it is expected that the Portfolio will follow an orderly liquidation process. In addition, following the termination of the Capital Protection Agreement, the liability of the Capital Protection Provider will be determined and any Settlement Amount will be paid following which the Capital Protection Provider will owe no further duties to the Portfolio under the Capital Protection Agreement.

Please refer to Appendix B and the Portfolio’s Statement of Additional Information for additional information relating to the events that would allow the Capital Protection Provider to terminate the Capital Protection Agreement or force the Portfolio into a portfolio consisting of 100% cash and/or cash equivalents under the Capital Protection Agreement.

In each termination event discussed above, the Portfolio’s Board of Trustees may consider replacing the Capital Protection Provider, rather than liquidating the Portfolio in the event the Capital Protection Agreement is terminated. There is no guarantee that the Trustees would be able to locate a suitable replacement for the Capital Protection Provider, or if such an entity could be found, that a replacement agreement could be consummated under substantially the same terms and conditions as the Capital Protection Agreement. In this event, the Portfolio is expected to liquidate.

As outlined in the Portfolio’s investment strategies section, if a termination event occurs, the Portfolio’s assets will no longer be managed in accordance with the investment objective and principal investment strategies described therein and the Portfolio is expected to liquidate. Rather, all portfolio securities of the Portfolio not already converted to cash or cash equivalents will be converted to cash or cash equivalents and the proceeds, together with any Settlement Amount paid by the

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Capital Protection Provider, will be managed in an effort to maintain at least the Portfolio’s NAV as of the Termination Date. As such, the portfolio manager may decide to maintain the Portfolio’s cash position and/or invest in similar investments, including, but not limited to, overnight repurchase agreements. After the termination of the Capital Protection Agreement, Janus Capital or the Portfolio will have no obligation to protect your investment at 80% of the highest net asset value attained. The liquidation and termination of the Portfolio is expected to occur as soon as practicable within 120 days following the Termination Date, or such other date as may be deemed appropriate at the Portfolio’s discretion (“Liquidation Date”). Janus Capital expects to waive fees and expenses associated with managing the Portfolio’s cash position while in liquidation in an effort to maintain the NAV as of the Termination Date. Fees and expenses incurred under a variable insurance contract may still apply which may impact the value of your account. Additionally, the Portfolio may temporarily suspend the payment of redemptions in order to facilitate an orderly liquidation process in the event the Capital Protection Agreement is terminated.

The Portfolio will notify the insurance company or qualified plan through which you hold your shares that a Termination Event has occurred and whether the Portfolio is proceeding with the liquidation process following such event. It is anticipated that the insurance company or qualified plan will notify you as a policy owner or contract holder of the pending liquidation and will provide you with instructions regarding how to transfer your assets to the other portfolios available under your contract or your qualified plan, as applicable. In the event that you do not select a new investment option prior to the Portfolio’s Liquidation Date, the proceeds from the liquidation will be placed in a default investment option as determined by the insurance company or qualified plan. Please refer to the appropriate separate account prospectus or plan documents and/or consult the insurance company or qualified plan through which you hold your shares for more information on other investment options available to you and instructions on how to transfer your contract value.

FEES AND EXPENSES

Please refer to the following important information when reviewing the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of the Prospectus. The fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2012.

•	“Annual Fund Operating Expenses” are paid out of the Portfolio’s assets and include fees for portfolio management and administrative services, including recordkeeping, subaccounting, and other shareholder services. You do not pay these fees directly but, as the Example in the Portfolio Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by the Portfolio to Janus Capital. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	“Other Expenses”

○	include the fee paid to the Capital Protection Provider. Because the fee is based on the aggregate protected assets of the Portfolio, it can fluctuate between 0.60% and 0.75%.
○	may include acquired fund fees and expenses, which are indirect expenses the Portfolio may incur as a result of investing in shares of an underlying fund. “Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a portfolio invests or has invested during the period. To the extent that the Portfolio invests in Acquired Funds, the Portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds. Such amounts are less than 0.01%.
○	may include reimbursement to Janus Services LLC of its out-of-pocket costs for serving as transfer agent and providing servicing to shareholders, including servicing provided by third parties.

•	Janus Capital has contractually agreed until at least May 1, 2014 to waive the Portfolio’s “Total Annual Fund Operating Expenses” to 1.53%, which reflects the inclusion of the Capital Protection Fee at a maximum annual rate of 0.75%. Because the Capital Protection Fee is based on the aggregate protected assets of the Portfolio rather than on the Portfolio’s total net assets, it can fluctuate between 0.60% and 0.75%, thereby resulting in the expense limit fluctuating between 1.38% and 1.53%. The expense limit is described in the “Management Expenses” section of this Prospectus.

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•	All expenses in the Portfolio’s “Fees and Expenses of the Portfolio” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

ADDITIONAL INVESTMENT STRATEGIES AND GENERAL PORTFOLIO POLICIES

The Portfolio’s Board of Trustees (“Trustees”) may change the Portfolio’s investment objective, risk allocation methodology, or non-fundamental principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change to the Portfolio’s objective or principal investment strategies it considers material. If there is a material change to the Portfolio’s objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to the Portfolio, can be applied to either the Equity Component or the Protection Component, and provide further information including, but not limited to, the types of securities the Portfolio may invest in when implementing its investment objective. Some of these strategies and policies may be part of a principal strategy. Other strategies and policies may be utilized to a lesser extent. Except for the Portfolio’s policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities except to meet the requirements of the risk allocation methodology under the Capital Protection Agreement. Changes to the portfolio relating to the allocation between and within the Equity Component and the Protection Component may impact the use of these investment strategies and policies. In addition, the investments that are eligible as investments in the Equity Component or Protection Component can be amended from time to time.

Cash Position
Notwithstanding the Portfolio’s investments in the Protection Component of its principal investment strategy, the Portfolio may also increase its cash position when the portfolio manager believes that market conditions are unfavorable for investing, or when he is otherwise unable to locate attractive investment opportunities. In this case, the Portfolio’s allocation to cash or similar investments is residual and represents the assets that remain after the Portfolio has committed available assets to desirable investment opportunities. When the Portfolio’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested. To the extent the Portfolio invests its uninvested cash through a sweep program (meaning its cash position is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements), it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Portfolio from accessing its cash, which may result in delays in redeeming Portfolio shares if the Portfolio is in the process of liquidation.

The Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances to meet unusually large redemptions. The Portfolio’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may take positions that are inconsistent with its investment objective. As a result, the Portfolio may not achieve its investment objective.

Common Stock
As part of the risk allocation methodology, the Portfolio’s Equity Component is likely to be comprised of common stocks. The portfolio manager generally takes a “bottom up” approach to selecting companies in which to invest. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The portfolio manager may sell a holding if, among other things, the security reaches the portfolio manager’s price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio manager finds a better investment opportunity. The portfolio manager may also sell a Portfolio holding to bring the Portfolio’s risk profile in line with the risk parameters provided by the risk allocation methodology or to meet redemptions.

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Emerging Markets
The Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Under the Capital Protection Agreement, such countries include, but might not be limited to, Brazil, China, Hong Kong, Israel, Mexico, New Zealand, Singapore, South Korea, Russia, Turkey, Hungary, Vietnam, or South Africa. Countries that are considered “emerging markets” may change at any time without prior notice to shareholders.

Foreign Securities
The Portfolio may invest in foreign securities. The portfolio manager seeks investments that meet the selection criteria, regardless of where an issuer or company is located. Foreign securities are generally selected on a security-by-security basis without regard to any predetermined allocation among countries or geographic regions. However, based on the risk parameters set forth by the risk allocation methodology, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest, and the Portfolio may at times have significant foreign exposure, including exposure to emerging markets.

High-Yield/High-Risk Bonds
A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Services (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. To the extent the Portfolio invests in high-yield/high-risk bonds, under normal circumstances, the Portfolio will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets.

Illiquid Investments
Although the Portfolio intends to invest in liquid securities, it may hold up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission (“SEC”) regulations (these are known as “restricted securities”). Under procedures adopted by the Portfolio’s Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit. Such investments could impact the Portfolio’s ability to liquidate and distribute shares.

Portfolio Turnover
The risk allocation methodology utilized by the Portfolio seeks to allocate the Portfolio’s assets between and within the Equity Component and the Protection Component in a manner designed to minimize the effect of equity market volatility on the Portfolio. As a result, and as market conditions change, the risk parameters within which the portfolio manager must manage the Portfolio will vary over time; therefore, the Portfolio’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds. In general, however, the Portfolio intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from changes in the Portfolio’s risk profile, liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Portfolio, the nature of the Portfolio’s investments, and the investment style of the portfolio manager. Changes are normally made in the portfolio whenever the portfolio manager believes such changes are desirable, as well as in response to the risk allocation methodology. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

Due to the nature of the securities in which it can invest and the risk allocation methodology, the Portfolio will likely have relatively high portfolio turnover compared to other portfolios.

Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover also may have a negative effect on the Portfolio’s performance. The “Financial Highlights” section of this Prospectus shows the Portfolio’s historical turnover rates.

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Real Estate-Related Securities
The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded over-the-counter.

Short Sales
The Portfolio may engage in short sales. A short sale is generally a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the Portfolio will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the Portfolio may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the Portfolio may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the Portfolio will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, the Portfolio’s losses are potentially unlimited in a short sale transaction. The Portfolio’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the Portfolio may be required to pay in connection with a short sale. Such payments may result in the Portfolio having higher expenses than a portfolio that does not engage in short sales and may negatively affect the Portfolio’s performance.

The Portfolio may also enter into short positions through derivative instruments such as options contracts, futures contracts, and swap agreements which may expose the Portfolio to similar risks. To the extent that the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Due to certain foreign countries’ restrictions, the Portfolio will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, the Portfolio’s ability to fully implement a short selling strategy that could otherwise help the Portfolio pursue its investment goals may be limited. There can be no assurance that the implementation of a short sale strategy will be successful.

Swap Agreements
The Portfolio may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect its portfolio from adverse movements in securities prices, the rate of inflation, or interest rates. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If the other party to a swap defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return. Various types of swaps such as credit default, equity, interest rate, and total return swaps are described in the “Glossary of Investment Terms.”

U.S. Government Securities
The Portfolio may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the “full faith and credit” of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Such securities may involve increased risk

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of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

Other Types of Investments
Unless otherwise stated within its specific investment policies, the Portfolio may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not principal investment strategies of the Portfolio. If successful, they may benefit the Portfolio by earning a return on the Portfolio’s assets or reducing risk; however, they may not achieve the Portfolio’s investment objective. These securities and strategies may include:

•	debt securities (such as bonds, notes, and debentures)

•	exchange-traded funds

•	preferred stocks and securities convertible into common stocks or preferred stocks

•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

•	non-U.S. Government securities

•	various derivative transactions (which could comprise a significant percentage of a portfolio’s holdings) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, inflation index, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to earn income and enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to adjust currency exposure relative to a benchmark index, to gain exposure to the market pending investment of cash balances, or to meet liquidity needs

ADDITIONAL RISKS OF THE PORTFOLIO

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Portfolio. To varying degrees, the Portfolio may invest in stocks, fixed-income securities, alternative strategy investments, and money market instruments or cash/cash equivalents. In addition to the principal risks of the Portfolio which are summarized in the Portfolio Summary section, the Portfolio may be subject to additional risks as a result of additional investment strategies and general policies that may apply to the Portfolio. The following information is intended to help you better understand some of the risks of investing in the Portfolio. The impact of the following risks on the Portfolio may vary depending on the Portfolio’s investments. The greater the Portfolio’s investment in a particular security, the greater the Portfolio’s exposure to the risks associated with that security. Further, the Portfolio may be subject to additional risks other than those described below because the types of investments made by the Portfolio can change over time. Before investing in the Portfolio, you should consider carefully the risks that you assume when investing in the Portfolio.

Credit Quality Risks. Through the Portfolio’s investments in fixed-income securities, the Portfolio is subject to the risks associated with the credit quality of the issuers of those fixed-income securities. Credit quality measures the likelihood that the issuer or borrower will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. Higher credit risk may negatively impact the Portfolio’s returns. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s, Fitch, and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay interest at a higher rate to compensate for the associated greater risk. Interest rates can fluctuate in response to economic or market conditions, which can result in a fluctuation in the price of a security and impact your return. If a security has not received a rating, the Portfolio must rely upon Janus Capital’s credit assessment, which if incorrect can also impact the Portfolio’s returns. Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

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Emerging Markets Risk. The Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Under the Capital Protection Agreement, such countries include, but might not be limited to, Brazil, China, Hong Kong, Israel, Mexico, New Zealand, Singapore, South Korea, Russia, Turkey, Hungary, Vietnam, or South Africa. Countries that are considered “emerging markets” may change at any time without prior notice to shareholders. To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. The securities markets of many of these countries may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolio to obtain or to enforce a judgment against the issuers of such securities. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. The Portfolio may be subject to emerging markets risk to the extent that it invests in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks.

Fixed-Income Securities Risk. The Portfolio may invest in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Portfolio’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Portfolio having to reinvest its proceeds in lower yielding securities. Fixed-income securities may also be subject to valuation risk and liquidity risk. Valuation risk is the risk that one or more of the fixed-income securities in which the Portfolio invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the Portfolio would like or at the price the portfolio manager believes the security is currently worth. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Exposure Risks. The Portfolio may invest in foreign securities, including “emerging markets,” either indirectly through various derivative instruments (including, but not limited to, participatory notes, depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities

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because the Portfolio’s performance may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

•	Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Portfolio’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

•	Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares, or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on the Portfolio. Such factors may hinder the Portfolio’s ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio’s investment strategies and potentially affecting the value of the Portfolio.

•	Geographic Investment Risk. To the extent that the Portfolio invests a significant portion of its assets in a particular country or geographic region, the Portfolio will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Portfolio’s performance.

•	Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s, Fitch, and Moody’s or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Industry Risk. Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Portfolio’s investments, if any, in multiple companies in a particular industry increase the Portfolio’s exposure to industry risk.

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Interest Rate Risk. Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern. The Portfolio may use futures, swaps, options, and other derivatives to manage interest rate risk.

Management Risk. The Portfolio is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Portfolio may fail to produce the intended results. The Portfolio may underperform its benchmark index or other mutual funds with similar investment objectives.

Because the Portfolio may invest substantially all of its assets in common stocks, a main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio’s share price may also decrease.

The Portfolio may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates as well as to gain exposure to volatility, such as a volatility index, including an index managed by the Capital Protection Provider. The Portfolio may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that the portfolio manager’s use of derivative investments will benefit the Portfolio. The Portfolio’s performance could be worse than if the Portfolio had not used such instruments. Use of such investments may instead increase risk to the Portfolio and could increase counterparty exposure to the Capital Protection Provider, rather than reduce risk.

The Portfolio’s performance may also be significantly affected, positively or negatively, by the portfolio manager’s use of certain types of investments, such as foreign (non-U.S.) securities, non-investment grade bonds (“junk” bonds), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that the portfolio manager’s use of IPOs and other types of investments may have a magnified performance impact on a portfolio with a small asset base and the portfolio may not experience similar performance as its assets grow.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s holdings decreases, the Portfolio’s net asset value will also decrease, which means you may lose money. Further, the Portfolio’s use of the risk allocation methodology is intended to protect against significant downward movement of the NAV per share, particularly in times of heightened volatility in the equity markets but the methodology may not protect the Portfolio if equity markets take a sudden and/or significant fall. Because the NAV per share for a share class is protected to at least 80%, and not 100%, of its highest attained NAV since the inception of the share class (as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), it is possible that in the event that equity markets fall and the Protection is triggered, you could lose money.

It is also important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on the Portfolio, such as a decline in the value and liquidity of many securities held by the Portfolio, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Portfolio expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited

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to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by the Portfolio, including potentially limiting or completely restricting the ability of the Portfolio to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known. To the extent these or other legislative or regulatory changes not known as of the Portfolio’s inception result in the imposition or increase in capital or collateral required by the Capital Protection Provider or the Parent Guarantor, the Portfolio’s Trustees may approve additional costs to be paid by the Portfolio to continue the Capital Protection Agreement or may terminate the agreement.

In addition, European markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and worldwide sellers of credit default swaps linked to that country’s creditworthiness. These trends have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of all European countries, which in turn may have a material adverse effect on the Portfolio’s investments in such countries, other countries that depend on European countries for significant amounts of trade or investment, or issuers with exposure to European debt.

Other Counterparty Risk. In addition to the counterparty risk associated with the Capital Protection Provider and Parent Guarantor, the Portfolio may also be exposed to counterparty risk through participation in various programs including, but not limited to, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties. Under the terms of the Capital Protection Agreement, the Protected NAV of each share class will be reduced by any reductions in the NAV per share resulting from such events as, but not limited to, (i) the bankruptcy, insolvency, reorganization or default of a contractual counterparty of the Portfolio, including counterparties to derivatives transactions, and entities that hold cash or other assets of the Portfolio; (ii) any trade or pricing error of the Portfolio; and (iii) any realized or unrealized losses on any investment of the Portfolio in money market funds.

Real Estate Securities Risk. To the extent it holds equity and/or debt securities of real estate-related companies, the Portfolio may be affected by the risks associated with real estate investments. The value of securities of companies in real estate and real estate-related industries, including securities of REITs, is sensitive to decreases in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding/supply and demand, increased competition, local and general economic conditions, increases in operating costs, environmental liabilities, management skill in running a REIT, and the creditworthiness of the REIT. In addition, mortgage REITs and mortgage-backed securities are subject to prepayment risk. Mortgage-backed securities comprised of subprime mortgages and investments in other real estate-backed securities comprised of under-performing real estate assets also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. If the Portfolio has REIT investments, the Portfolio’s shareholders will indirectly bear their proportionate share of the REIT’s expenses, in addition to their proportionate share of the Portfolio’s expenses.

REIT Risk. To the extent that the Portfolio invests in REITs, it may be subject to the additional risks associated with REIT investments. The ability to trade REITs in the secondary market can be more limited compared to other equity investments, and certain REITs have relatively small market capitalizations, which can increase the volatility of the market price for their securities. REITs are also subject to heavy cash flow dependency to allow them to make distributions to their shareholders.

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The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs and changes in capital markets and interest rates. The prices of mortgage REITs are affected by the quality of any credit they extend, the creditworthiness of the mortgages they hold, as well as by the value of the property that secures the mortgages. Equity REITs and mortgage REITs generally are not diversified and are subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. There is also the risk that borrowers under mortgages held by a REIT or lessees of a property that a REIT owns may be unable to meet their obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may incur substantial costs associated with protecting its investments. Certain “special purpose” REITs in which the Portfolio may invest focus their assets in specific real property sectors, such as hotels, shopping malls, nursing homes, or warehouses, and are therefore subject to the specific risks associated with adverse developments in these sectors.

Small- and Mid-Sized Companies Risk. The Portfolio’s investments in securities issued by small- and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on the Portfolio’s returns, especially as market conditions change.

Sovereign Debt Risk. The Portfolio may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid.

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Management of the Portfolio

INVESTMENT ADVISER

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Portfolio. Janus Capital is responsible for the day-to-day management of the Portfolio’s investment portfolio and furnishes continuous advice and recommendations concerning the Portfolio’s investments. Janus Capital also provides certain administration and other services and is responsible for other business affairs of the Portfolio.

Janus Capital (together with its predecessors) has served as investment adviser to Janus mutual funds since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.

Janus Capital furnishes certain administration, compliance, and accounting services for the Portfolio and is reimbursed by the Portfolio for certain of its costs in providing those services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. Janus Capital provides office space for the Portfolio. Some expenses related to compensation payable to the Janus funds’ Chief Compliance Officer and compliance staff are shared with the Janus funds. The Portfolio also pays for salaries, fees, and expenses of certain Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Janus funds. The Janus funds pay these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolio.

MANAGEMENT EXPENSES

The Portfolio pays Janus Capital an investment advisory fee and incurs expenses, including any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, the capital protection fee, and Independent Trustees’ fees and expenses. The Portfolio’s investment advisory fee is calculated daily and paid monthly. The Portfolio’s advisory agreement details the investment advisory fee and other expenses that the Portfolio must pay.

The following table reflects the Portfolio’s contractual investment advisory fee rate (expressed as an annual rate), as well as the actual investment advisory fee rate paid by the Portfolio to Janus Capital. The rate shown is a fixed rate based on the Portfolio’s average daily net assets.

Actual Investment
		Contractual	Advisory Fee
	Average Daily	Investment	Rate (%) (for
	Net Assets	Advisory Fee (%)	the fiscal year ended
Portfolio Name	of the Portfolio	(annual rate)	December 31, 2012)
Protected Series – Growth(1)	All Asset Levels	0.64	0.00(2)

(1)	Janus Capital has agreed to waive the Portfolio’s total annual fund operating expenses (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to a certain level until at least May 1, 2014. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of the Prospectus, and additional information is included under “Expense Limitation” below. The waiver is not reflected in the contractual fee rate shown.

(2)	For the fiscal year ended December 31, 2012, the Portfolio did not pay Janus Capital any investment advisory fees (net of fee waivers) because the Portfolio’s fee waiver exceeded the investment advisory fee.

A discussion regarding the basis for the Trustees’ approval of the Portfolio’s investment advisory agreement is included in the Portfolio’s annual or semiannual report to shareholders. You can request the Portfolio’s annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/variable-insurance.

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Expense Limitation
Janus Capital has contractually agreed to waive the advisory fee payable by the Portfolio in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses in any fiscal year, including the investment advisory fee and the capital protection fee, but excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of the Portfolio, see the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of the Prospectus. Janus Capital has agreed to continue the waiver until at least May 1, 2014. Mortality risk, expense risk, and other charges imposed by participating insurance companies are also excluded from the expense limitation noted.

Portfolio Name	Expense Limit Percentage (%)
Protected Series – Growth	1.38-1.53*

*	Varies based on the amount of the Capital Protection Fee.

Capital Protection Arrangement
BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer, is the Portfolio’s Capital Protection Provider. Pursuant to the Capital Protection Agreement, the Capital Protection Provider has agreed to provide capital protection to protect against a decrease in the NAV per share for each share class of the Portfolio below 80% of the highest NAV per share for the share class attained since the inception of the share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items, provided the terms and conditions of the Capital Protection Agreement are satisfied and the agreement is not otherwise void. For this capital protection, the Portfolio pays the Capital Protection Provider, under the Capital Protection Agreement, a fee equal to 0.75% of the Aggregate Protected Amount, which is calculated daily and paid monthly. Because the Capital Protection Fee is based on the aggregate protected assets of the Portfolio rather than on the Portfolio’s total net assets, it can fluctuate between 0.60% and 0.75%.

BNP Paribas, the Parent Guarantor and the Capital Protection Provider’s ultimate parent company, has provided an irrevocable guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider to pay or deliver payment on its obligations under the Capital Protection Agreement to the extent that the Capital Protection Provider is obligated to pay. The Capital Protection Provider is a subsidiary of the Parent Guarantor and is a U.S. registered broker-dealer. Under the Parent Guaranty, the Parent Guarantor can assert the same defenses, rights, set offs, or counterclaims as the Capital Protection Provider would have under the Capital Protection Agreement.

Neither the Capital Protection Provider nor the Parent Guarantor is an insurance company or an insurance provider. Nor is the Capital Protection Provider, the Parent Guarantor, or any of their affiliates acting as an investment adviser or subadviser to the Portfolio. The Settlement Amount under the Capital Protection Agreement is owed directly to the Portfolio and not the Portfolio’s investors. Therefore, as a shareholder you will not have any action against or recourse to the Capital Protection Provider or the Parent Guarantor. Further, no shareholder will have any right to receive payment, or any other rights whatsoever, under the Capital Protection Agreement or the Parent Guaranty.

None of the Capital Protection Provider, the Parent Guarantor, or any of their affiliates, have participated in the organization of the Portfolio nor do they make any representations regarding the advisability of investing in the Portfolio.

The Capital Protection Provider’s audited Statement of Financial Condition for the fiscal year ended December 31, 2012 is included as an exhibit to the Portfolio’s registration statement. You may request a copy of the most recent Statement of Financial Condition of the Capital Protection Provider, free of charge, by calling Janus Capital at 1-800-525-0020.

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INVESTMENT PERSONNEL

Protected Series – Growth
Jonathan D. Coleman, CFA, is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Portfolio Manager of Janus Aspen Protected Series – Growth, which he has managed since inception. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor’s degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

Information about the portfolio manager’s compensation structure and other accounts managed, as well as the range of his individual ownership of securities of the specific Portfolio(s) he manages and the aggregate range of his individual ownership in all mutual funds advised by Janus Capital, is included in the SAI.

Conflicts of Interest
Janus Capital manages many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. These conflicts are directly relevant for the Portfolio given that the portfolio manager also manages another Janus fund with a similar investment objective but without a Protected NAV such as that provided for the Portfolio under the Capital Protection Agreement. In addition, the other fund managed by the portfolio manager has a performance-based investment advisory fee. Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. To the extent that the Portfolio is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to the Portfolio. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund’s transaction costs. Pursuant to the terms of the Capital Protection Agreement, any such taxes could have the effect of reducing the Protected NAV of each share class thereby reducing the amount of protection afforded to the Portfolio. In addition, large redemptions by a Janus “fund of funds” may cause a fund’s expense ratio to increase due to a resulting smaller asset base. To the extent that a Janus “fund of funds” invests in the Portfolio, it will be treated like any other shareholder of the Portfolio and will receive its proportionate share of any Settlement Amount paid to the Portfolio to the extent the Protection is triggered. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Portfolio’s SAI.

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Other information

CLASSES OF SHARES

Only Institutional Shares are offered by this Prospectus. Institutional Shares are sold under the name Janus Aspen Series. The Shares are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans, that require a fee from Portfolio assets to procure distribution and/or administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares, please call 1-800-525-0020. In addition, for an analysis of fees associated with an investment in either share class or other similar funds, please visit www.finra.org/fundanalyzer.

CLOSED FUND POLICIES

The Portfolio may limit sales of its Shares to new investors if Janus Capital and the Trustees believe continued sales may adversely affect the Portfolio’s ability to achieve its investment objective or exceed the amount of Protection under the Capital Protection Agreement. If sales of the Portfolio are limited, it is expected that existing shareholders invested in the Portfolio would be permitted to continue to purchase Shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Requests for new accounts into a closed portfolio would be reviewed by management, taking into consideration eligibility requirements and whether the addition to the portfolio is believed to negatively impact existing portfolio shareholders. The closed portfolio may decline opening new accounts, including eligible new accounts, if it would be in the best interests of the portfolio and its shareholders. If applicable, additional information regarding general policies and exceptions can be found in the closed portfolios’ prospectuses.

LIQUIDATION/REORGANIZATION OF A PORTFOLIO

It is important to know that, pursuant to the Trust’s Amended and Restated Trust Instrument and in accordance with any applicable regulations and laws, the Trustees have the authority to merge, liquidate, and/or reorganize a portfolio into another portfolio without seeking shareholder vote or consent.

DISTRIBUTION OF THE PORTFOLIO

The Portfolio is distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

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Distributions and taxes

DISTRIBUTIONS

To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. The Portfolio’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term capital gains, if any, are paid to shareholders as capital gains distributions, regardless of how long Shares of the Portfolio have been held. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

Because the payment of dividends and distributions could have the effect of reducing the Portfolio’s NAV as a result of the reduction in the aggregate value of the Portfolio’s assets, any such distribution made during the term of the Capital Protection Agreement, including those made before you became a shareholder, will reduce the Protected NAV of each share class and therefore the amount of protection afforded to the Portfolio by the Capital Protection Provider. This means that the Protected NAV could be less than 80% of the highest previously attained NAV. Janus Capital intends to estimate dividends payable prior to any distribution date in an effort to minimize the impact of such distributions to the Protected NAV. There is no guarantee that Janus Capital will be successful in doing so. Incorrect estimates could impact the dividend calculation methodology and affect the Protected NAV per share.

Distribution Schedule
Dividends for the Portfolio are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June. However, in certain situations it may be necessary for the Portfolio to declare and distribute capital gains in December. If necessary, dividends and net capital gains may be distributed at other times as well. Distributions of net investment income and net capital gains, if any, are automatically reinvested in additional Shares of the Portfolio.

How Distributions Affect the Portfolio’s NAV
Distributions are paid to shareholders as of the record date of a distribution of the Portfolio, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in the Portfolio’s daily net asset value (“NAV”). The share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio’s share price was $10.00 on December 30, the Portfolio’s share price on December 31 would be $9.75, barring market fluctuations. Please refer to Appendix A for additional examples of how distributions will affect the Protected NAV.

TAXES

Taxes on Distributions
Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. Generally, withdrawals from such contracts or plans may be subject to federal income tax at ordinary income rates and, if withdrawals are made from a retirement plan before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

Please refer to Appendix A for additional examples of how distributions will affect the Protected NAV.

Taxation of the Portfolio
Dividends, interest, and some capital gains received by the Portfolio on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Portfolio is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

The federal income tax treatment of any payment made by the Capital Protection Provider to the Portfolio is uncertain. The Portfolio intends to take the position that the right to receive a payment from the Capital Protection Provider is itself a capital asset and that in the event the Protection is triggered and cash is received by the Portfolio, the Protection payment will be considered a capital gain to the Portfolio; however, it is possible that some or all of the Protection payment could be treated as ordinary income. It is expected the Protection payment will be part of any redemption proceeds paid out to shareholders. In the event of liquidation of the Portfolio, the Protection payment would be part of the final distribution of the Portfolio and

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the shareholders will receive Protection amount in the form of a final distribution and redemption proceeds. Any amount distributed to shareholders as a final distribution for the Portfolio as part of the liquidation would be taxed at the appropriate rate depending on its classification.

The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to satisfy the diversification requirements applicable to insurance company separate accounts under the Internal Revenue Code. Portfolios that invest in partnerships may be subject to state tax liabilities. Any tax liability of the Portfolio that accrues during the term of the Capital Protection Agreement, including taxes that accrued before you became a shareholder, will reduce the Protected NAV for each share class and therefore the amount of protection afforded to the Portfolio by the Capital Protection Provider.

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Shareholder’s guide

Investors may not purchase or redeem Shares of the Portfolio directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through certain qualified retirement plans. Refer to the prospectus for the participating insurance company’s separate account or your plan documents for instructions on purchasing or selling variable insurance contracts and on how to select the Portfolio as an investment option for a contract or a qualified retirement plan.

With certain limited exceptions, the Portfolio is available only to U.S. citizens or residents.

PRICING OF PORTFOLIO SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The Portfolio’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Foreign securities held by the Portfolio may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of the Portfolio’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem the Portfolio’s Shares.

All purchases and redemptions will be duly processed at the NAV next determined after your request is received in good order by the Portfolio or its agents. Only shareholders who hold their Shares and sell those shares on the Termination Date are entitled to receive the Protected NAV from the Portfolio. In order to receive a day’s price, your order must be received in good order by the Portfolio (or insurance company or plan sponsor) or its agents by the close of the regular trading session of the NYSE.

Securities held by the Portfolio are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Portfolio uses systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The Capital Protection Agreement will be fair valued on a daily basis in accordance with the Portfolio’s Fair Valuation Procedures. Factors considered in determining a fair value are expected to be based on standard option pricing models which take into account, among other factors, market volatility, whether a shortfall exists or is likely to occur, and the amount and timing of any payments owed.

Due to the subjective nature of fair value pricing, the Portfolio’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the portfolio securities and the reflection of such change in the Portfolio’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as “stale pricing”). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Portfolio’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of the Portfolio may dilute the NAV of the Portfolio, which negatively impacts

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long-term shareholders. The Portfolio’s fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by the Portfolio, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

From its own assets, Janus Capital or its affiliates may pay fees to selected insurance companies, qualified plan service providers or their affiliates, or other financial intermediaries that distribute, market, or promote the Portfolio or perform related services for contract owners and plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

Janus Capital or its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Portfolio. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the fees described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) fees or reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price a contract owner or plan participant pays for Shares nor the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Portfolio and when considering which share class of the Portfolio is most appropriate for you. Please contact your insurance company or plan sponsor for details on such arrangements.

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PURCHASES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Under certain circumstances, the Portfolio may permit an in-kind purchase of Shares. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf. As discussed under “Payments to financial intermediaries by Janus Capital or its affiliates,” Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers, or their affiliates, or other financial intermediaries that were instrumental in the acquisition or retention of accounts in the Portfolio or that provide services in connection with investments in the Portfolio. You should consider such arrangements when evaluating any recommendation of the Portfolio.

The Portfolio reserves the right to reject any purchase order, including exchange purchases, for any reason. In the event of liquidation of the Portfolio, it is expected that the Portfolio will reject purchases into the Portfolio, except that automated or scheduled purchases may be permitted. The Portfolio is not intended for excessive trading. For more information about the Portfolio’s policy on excessive trading, refer to “Excessive Trading.”

The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your insurance company or plan sponsor is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your insurance company or plan sponsor may temporarily limit additional share purchases. In addition, your insurance company or plan sponsor may close an account if they are unable to verify a shareholder’s identity. Please contact your insurance company or plan sponsor if you need additional assistance when completing your application or additional information about the insurance company or plan sponsor’s Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus Capital’s Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Potential Conflicts
Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its Shares to unaffiliated variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Portfolio may refuse to sell its Shares to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio’s Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio’s shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans, and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

REDEMPTIONS

Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Please refer to the appropriate separate account prospectus or plan documents for details.

Shares of the Portfolio may be redeemed on any business day on which the Portfolio’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Portfolio or its

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agents. Redemption proceeds will normally be sent the business day following receipt of the redemption order. Only shareholders who hold their Shares and sell those shares on the Termination Date are entitled to receive the Protected NAV from the Portfolio.

The Portfolio reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Portfolio to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Large Shareholder Redemptions
Certain participating insurance companies, accounts, or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Portfolio’s Shares. Redemptions by these participating insurance companies or accounts of their holdings in the Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force the Portfolio to sell securities, which may negatively impact the Portfolio’s brokerage costs.

Redemptions In-Kind
Shares normally will be redeemed for cash, although the Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a portfolio, by delivery of securities selected from its assets at its discretion. However, the Portfolio is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Portfolio will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Portfolio for cash redemptions.

While the Portfolio may pay redemptions in-kind, the Portfolio may instead choose to raise cash to meet redemption requests through the sale of portfolio securities or permissible borrowings. If the Portfolio is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s NAV and may increase brokerage costs.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares (“excessive trading”). The Portfolio is intended for long-term investment purposes only, and the Portfolio will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Portfolio’s excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolio may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries (such as insurance companies or plan sponsors). By their nature, omnibus accounts, in which purchases and redemptions of the Portfolio’s shares by multiple investors are aggregated by the intermediary and presented to the Portfolio on a net basis, may effectively conceal the identity of individual investors and their transactions from the Portfolio and its agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Portfolio attempts to deter excessive trading through at least the following methods:

•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Portfolio Shares.”

Generally, a purchase and redemption of Shares from the Portfolio (i.e., “round trip”) within 90 calendar days may result in enforcement of the Portfolio’s excessive trading policies and procedures with respect to future purchase orders, provided that the Portfolio reserves the right to reject any purchase request as explained above.

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The Portfolio monitors for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of any investor who makes more than one round trip in the Portfolio over a 90-day period, and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolio’s excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Portfolio’s Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of the Portfolio’s excessive trading policies and procedures and may be rejected in whole or in part by the Portfolio. The Portfolio, however, cannot always identify or reasonably detect excessive trading that may be facilitated by insurance companies or plan sponsors or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Portfolio, and thus the Portfolio may have difficulty curtailing such activity. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolio’s excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio.

In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolio or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolio’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Portfolio shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolio’s methods to detect and deter excessive trading.

The Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Portfolio. For example, the Portfolio may refuse a purchase order if the portfolio manager believes he would be unable to invest the money effectively in accordance with the Portfolio’s investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Portfolio’s policies and procedures regarding excessive trading may be modified at any time by the Portfolio’s Trustees.

Excessive Trading Risks
Excessive trading may present risks to the Portfolio’s long-term shareholders. Excessive trading into and out of the Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders, and may increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Portfolios that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a portfolio based on events occurring after the close of a foreign market that may not be reflected in the portfolio’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in portfolios which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as “stale pricing”). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Portfolio’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of the Portfolio, which negatively impacts long-term shareholders. Although the Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage,

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stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Portfolio shares.

Although the Portfolio takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolio may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Portfolio and its agents. This makes the Portfolio’s identification of excessive trading transactions in the Portfolio through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Moreover, the contract between an insurance company and the owner of a variable insurance contract may govern the frequency with which the contract owner may cause the insurance company to purchase or redeem shares of the Portfolio. Although the Portfolio encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolio cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their insurance company or plan sponsor with respect to excessive trading in the Portfolio.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the portfolios and to protect the confidentiality of the portfolios’ holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings. In addition to the below, the Protected NAV is expected to be available at janus.com/variable-insurance, and updated to reflect any change to the Protected NAV within one business day of such change.

•	Full Holdings. The Portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Portfolio shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Portfolio at janus.com/variable-insurance.

The Portfolio may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. The Portfolio’s top portfolio holdings, in order of position size and as a percentage of the Portfolio’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. The Portfolio may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Portfolio performance.

•	Equity Component vs. Protection Component. The percentages of the Portfolio’s holdings that are allocated to the Equity Component and the Protection Component are expected to be available on a daily basis.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Portfolios disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made

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without prior notice to shareholders. A summary of the Portfolio’s holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Portfolio’s SAI.

SHAREHOLDER COMMUNICATIONS

Your insurance company or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolio. These reports show the Portfolio’s investments and the market value of such investments, as well as other information about the Portfolio and its operations. Please contact your insurance company or plan sponsor to obtain these reports. The Trust’s fiscal year ends December 31.

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Financial highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance through December 31 of the fiscal period shown. Items “Net asset value, beginning of period” through “Net asset value, end of period” reflect financial results for a single Portfolio Share. The gross expense ratio reflects expenses prior to any expense offset arrangement and waivers (reimbursements), if applicable. The net expense ratio reflects expenses after any expense offset arrangement and waivers (reimbursements), if applicable. The information shown for the fiscal period ended December 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.

The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. If these charges and expenses had been included, the performance for the period shown would be lower. “Total return” information may include adjustments in accordance with generally accepted accounting principles. As a result, returns may differ from returns for shareholder transactions.

Protected Series – Growth – Institutional Shares
Period ended
December 31
2012(1)

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income/(loss)	0.01
Net gain/(loss) on securities (both realized and unrealized)	0.83
Total from investment operations	0.84

Less distributions:
Dividends (from net investment income)	—
Distributions (from capital gains)	—
Total distributions	—

Net asset value, end of period	$10.84

Total return(2)	8.40%

Net assets, end of period (in thousands)	$2,709
Average net assets for the period (in thousands)	$2,689
Ratio of gross expenses to average net assets(3)	4.52%
Ratio of net expenses to average net assets(3)	1.42%
Ratio of net investment income/(loss) to average net assets(3)	(0.02)%
Portfolio turnover rate	107%

(1)	Period from January 3, 2012 (commencement of operations) to December 31, 2012.

(2)	Not annualized for periods of less than one full year.

(3)	Annualized for periods of less than one full year.

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Appendix A

This Appendix provides additional information regarding how the Protection works in the event it is triggered and/or the Portfolio proceeds to liquidation, as well as how the Protection is calculated to help you understand the 80% protection of the NAV per share. The Protection applies only until the Termination Date. If the Protection is triggered and you are a shareholder as of the date of termination of the Capital Protection Agreement (the “Termination Date”), on the Termination Date, you will be entitled to the greater of the then-current NAV per share for your share class or the Protected NAV (80% of the previously highest attained NAV, as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), which will include any Settlement Amount due to the Portfolio. In other words, the value of your account as of the Termination Date is either the then-current NAV of your share class multiplied by the number of shares you own as of the Termination Date or – the Protected Amount – which is the product of multiplying the Protected NAV of your share class by the number of shares you own as of the Termination Date, which, in each case, such amount includes any Settlement Amount due to the Portfolio. The value of your account after the Termination Date is likely to fluctuate and there is no longer a Protected NAV. The Capital Protection Provider, subject to the conditions and limitations of the Capital Protection Agreement, is obligated to pay the Portfolio the lesser of the Aggregate Shortfall Amount and the Maximum Settlement Amount.

Below are several illustrations indicating how the Protection works and is calculated under different circumstances. Please keep in mind that once the Protection is triggered and the Portfolio receives the Settlement Amount, your investment is thereafter no longer protected. This means you could lose money, including money that was otherwise protected as of the Termination Date. The illustrations below represent what you would be entitled to receive as of the Termination Date and do not take into consideration potential losses incurred while the Portfolio’s assets are managed as cash and cash equivalents after the Termination Date.

Protection is Triggered. The Portfolio offers two share classes each having its own Protected NAV. If either share class was to fall below its respective Protected NAV (the “Protection Trigger”), the Aggregate Shortfall Amount would be calculated, and the Capital Protection Provider would be obligated to pay the Aggregate Shortfall Amount to the Portfolio. In this event, the Portfolio will be terminated and each share class will be liquidated.

Any payment owed to the Portfolio by the Capital Protection Provider will be made to each share class at the same ratio (or pro rata) to the aggregate NAV of each share class. The payment at the time of termination is based on the largest shortfall amount experienced by either share class, expressed as a percentage, and then multiplied by the aggregate NAV of each share class (the “pro rata protection payment”). The share class with the largest shortfall amount below its Protected NAV, meaning the largest gap between its NAV and the Protected NAV, receives a protection payment based on the shortfall between its then-current NAV and the Protected NAV. The other share class receives a pro rata protection payment. If the NAV of the other share class is also below its Protected NAV, the pro rata protection payment could be greater than 80% of the highest NAV ever attained by that share class. If, however, the NAV of the other share class is above its Protected NAV at the time of liquidation, shareholders will receive the then-current NAV which includes the pro rata protection payment noted above.

In the following scenario provided for illustration purposes (which does not include the impact of any reduction to the NAV as a result of dividends, distributions, any extraordinary expenses, and certain extraordinary items), the current NAV of Service Shares has fallen below its Protected NAV:

		NAV per					% of	Pro Rata
		share at time	Aggregate	Highest	Protected		Aggregate	Protection
Portfolio	Shares	of Protection	Share Class	NAV per	NAV per	Shortfall	Share	Payment
Share Class	Outstanding	Trigger	NAV	share	share	Amount*	Class NAV*	Due**
Institutional	1,250.000	$24.62	$30,775	$30.68	$24.54	—		$63

Service	1,400.000	$24.32	$34,048	$30.46	$24.37	$70	0.21%	$70

*	The amounts are rounded. Actual amounts differ due to rounding.
**	The “Pro Rata Protection Payment Due” is calculated using the “% of Aggregate Share Class NAV” for Service Shares (or 0.21%) multiplied by the “Aggregate Share Class NAV” of each share class. The amounts shown are rounded and would be different if not rounded.

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The chart below illustrates what a shareholder’s account would look like (assuming that they hold 100 shares of any share class as of the Termination Date) when the Protection is triggered by Service Shares:

		NAV per					% Protection	% Protection
		share at time	Aggregate	Highest	Protected		Before	After
Portfolio	Shares	of Protection	Share Class	NAV per	NAV per	Protection	Protection	Protection
Share Class	Outstanding	Trigger	NAV	share	share	Payment	Payment	Payment
Institutional	100.000	$24.62	$2,462	$30.68	$24.54	$5.17	80.2%	80.4%

Service	100.000	$24.32	$2,432	$30.46	$24.37	$5.11	79.8%	80.0%

As shown above, shareholders in the share class where the then-current NAV per share is greater than the Protected NAV will receive the then-current NAV for their share class, plus the pro rata protection payment (or 80.4% of the share class’ highest previously attained NAV as shown in the example) which is higher than the 80% protection level for that share class. Because the then-current NAV for Service Shares is below its Protected NAV (and it is the only share class with a NAV below its Protected NAV and therefore the share class with the largest gap between its NAV and its Protected NAV), resulting in Protection at 79.8% rather than 80%, shareholders in Service Shares will receive the Protected NAV (80% of the highest previously attained NAV for that class).

Protection Calculations/Protection is not Triggered. The following hypothetical examples illustrate how the Protection is applied, using Service Shares as an example. It is assumed that there is no default in connection with the Capital Protection Agreement by the Portfolio, Janus Capital, or the Capital Protection Provider, and the Protection has not been terminated. The Protected NAV in each example does not include any pro rata protection payment, which is only required to be paid to the Portfolio in the event the NAV for either share class falls below the Protected NAV. In addition, the following assumptions apply to each of the examples (all numbers are rounded):

Amount of Purchase: $20,000

Net Asset Value at Time of Purchase: $10.00 per share

Protected NAV at Time of Purchase: $8.00 per share (80% of $10.00)

Total Number of Shares Purchased: 2,000 ($20,000/$10.00 per share)

Examples 1 and 2 (Protection without the impact of dividends and distributions): These examples illustrate the Protection assuming there are no dividends or distributions paid after the highest NAV per share is attained.

Example 1: The highest NAV per share attained for Service Shares is $11.00 per share and no dividends or distributions are paid after the value is reached.

Your Protected Amount is $17,600, which is equal to the Protected NAV of $8.80 (80% of $11.00) times the number of shares that you own ($8.80 x 2,000 = $17,600).

Example 2: The highest NAV per share attained for Service Shares is $10.00 per share which was achieved on the date of your purchase, and no dividends or distributions are paid by the Portfolio after this date. The NAV subsequently declines to $9.00. Your Protected NAV is $8.00 (80% of $10.00 which is currently the highest attained NAV).

Your Protected Amount is $16,000 (2,000 x $8.00), the shares you purchased times the Protected NAV at the time of purchase.

Example 3 (Protection with the impact of dividends and distributions): This example illustrates the effects of dividends and distributions on your Protected Amount. The example does not reflect any adjustments due to differences between the estimated and actual dividend per share. The example assumes that your dividends and distributions have been reinvested. Although the Protected NAV will decline as dividends and distributions are paid out, this decline will be offset, to some extent but not completely, by an increase in the number of shares you own when your dividends and distributions are reinvested. If you redeem your shares prior to or after the Termination Date, you will not be entitled to the Protection on those shares. If you redeem some shares, you will then hold fewer shares, thereby reducing your Protected Amount. A redemption made from the Portfolio prior to or after the Termination Date will be made at the then-current NAV per share.

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The highest NAV per share has previously reached $12.50 per share which results in a Protected NAV of $10.00 per share. The NAV subsequently declines to $12.00 per share, and a $1.00 dividend per share is declared which are systematically reinvested. Thus, on the dividend date, the NAV per share is $11.00 (dividends are paid out of Portfolio assets: $12.00 - $1.00 = $11.00).

The new Protected NAV is calculated using the then-current Protected NAV ($10.00) divided by 1 plus the share distribution amount on the current NAV Calculation Date ($1.00) plus extraordinary expenses, if any ($0.00), divided by the NAV per share on the dividend date, ($11.00): ($10.00/[1 + ($1.00/$11.00)]) = $9.17, which becomes the new Protected NAV. In addition, the reinvestment of the $1.00 dividend results in the purchase of 181.818 additional shares: 2,000 (shares owned) x $1.00 per share dividend /$11.00 (net asset value) = 181.818 (additional shares purchased), bringing your total shares owned to 2,000 + 181.818 = 2,181.818.

Your Protected Amount is now 2,181.818 x $9.17 = $20,007.27.

Prior to the distribution, your Protected Amount was $20,000 (2,000 x $10.00). With the reinvestment of your dividends, your new Protected Amount is $20,007.27. The Protected NAV per share (due to the distribution) has decreased, but your Protected Amount remains essentially the same because you received more shares when your distribution was reinvested.

Although you can perform these calculations yourself, the Capital Protection Provider will calculate the Protected NAV for each share class, which will be available on the Janus website at janus.com/variable-insurance. Any change to the Protected NAV is expected to be updated within one business day of such change. The Protected NAV disclosed on the website will not include the effect of any pro rata protection payment. It is possible that the Portfolio’s calculations may differ from a shareholder’s calculation, for example, because of rounding or the number of decimal places used. In any case, the Capital Protection Provider’s calculations will be determinative.

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Appendix B

SUMMARY OF CAPITAL PROTECTION AGREEMENT TERMINATION EVENTS

The following is a summary of certain material terms of the Capital Protection Agreement related to its termination. The Capital Protection Agreement has an initial 10-year term and may be renewed for additional 10-year periods as mutually agreed upon by the Portfolio and the Capital Protection Provider. Termination events considered “early termination events” during a 10-year period do not relieve the Capital Protection Provider from its obligation to pay any shortfall amounts due to the Portfolio. This summary is qualified in its entirety by the Capital Protection Agreement, which has been filed with the SEC as an exhibit to this registration statement that includes this Prospectus. Any capitalized terms not defined herein have the meaning set forth in the Capital Protection Agreement. Section references are to the Capital Protection Agreement. For certain events described below, the Portfolio and/or Janus Capital have an opportunity to fix the event that created the termination.

Early Termination Events – Termination by the Capital Protection Provider Based on the Occurrence of Portfolio Events (Section 7.01)
The Capital Protection Provider shall have the right to terminate the Capital Protection Agreement (and, if so terminated, the Guarantor’s obligations to the Portfolio under the Guaranty shall terminate, provided, in both instances, that all amounts, if any, presently due and payable by the Capital Protection Provider at the time of such termination (including amounts due and payable as a result of such termination on the Settlement Date (as that term is defined in the Capital Protection Agreement)) have been paid in full by the Capital Protection Provider) upon written notice to the Portfolio on any Business Day (as such term is defined in the Capital Protection Agreement) when any of the following events (each, a “Portfolio Event”) shall occur:

(a) Any representation or warranty made by the Portfolio or Janus Capital in any Capital Protection Document or in connection with any Capital Protection Document, or amendment or waiver thereof, or any certificate delivered in connection therewith, shall be incorrect in any material respect when made; or

(b) The Portfolio fails to perform or observe certain terms, covenants, requirements or agreements and in certain circumstances, such failure could reasonably be expected to have a Material Adverse Effect, and such failure shall continue for the period of time specified in the Capital Protection Agreement; or

(c) The Portfolio fails to provide reporting to the Capital Protection Provider in a timely manner; or

(d) Any suspension of the publication of the calculation of the NAV Per Share of any Portfolio Share Class, except to the extent such suspension is due solely to a Market Disruption Event or pursuant to an order of the Commission, in each case, in the Capital Protection Provider’s reasonable discretion and does not continue for more than three Business Days; or

(e) The Portfolio shall fail to pay the Capital Protection Fee or any interest thereon or any other amount due and such failure shall continue for more than 10 Business Days following notice of such failure by the Capital Protection Provider to the Portfolio; or

(f) The Portfolio (A) fails to make any payment when due (whether by scheduled maturity, required prepayment, margin call, acceleration, demand or otherwise and after giving effect to any grace periods, to the extent applicable), in respect of any Contractual Obligation, Derivative Obligation, Debt, Contingent Obligation or Off-Balance Sheet Liability, of more than $10,000,000; provided, that the failure of the Portfolio to make a payment for a transaction that does not settle on the contracted settlement date (i.e., a failed trade) shall not constitute a Portfolio Event, or (B) fails to observe or perform any other agreement or condition relating to any Contractual Obligation, Derivative Obligation, Debt, Contingent Obligation or Off-Balance Sheet Liability, with an amount outstanding or an amount required to be paid by the Portfolio upon termination (including notional, principal, undrawn committed, available or contingent amounts and including amounts owing to all creditors under any combined or syndicated credit arrangement) of more than $10,000,000 (each, a “Material Financial Obligation”), or contained in any instrument or agreement evidencing, securing or relating thereto, or any other event occurs, the effect of which is to cause, or to permit the counterparty, holder or holders, creditor or creditors, or beneficiary or beneficiaries of such Material Financial Obligation (or a trustee or agent on behalf of such Persons) to cause, with the giving of notice if required, such Material Financial Obligation (1) in the case of any Contractual Obligation or Derivative Obligation, to be in default or terminated, (2) in the case of any Debt, Contingent Obligation or Off-Balance Sheet Liability, to be demanded or to become due or to be repurchased, prepaid, defeased or redeemed (in each case, automatically or otherwise), or an offer to repurchase, prepay, defease or redeem such Debt, Contingent Obligation or Off-Balance Sheet Liability to be made, prior to its stated maturity, or (3) in the case of any guaranty, to become payable; or

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(g) The Trust shall cease to be registered as an “investment company” under the 1940 Act; or

(h) A Change of Control or a Change in Key Management shall occur; or

(i) Any merger or consolidation of the Portfolio with or into, or the conveyance, transfer, lease or other disposition by the Portfolio, whether in one transaction or in a series of transactions, of all or substantially all of its property and assets (whether now owned or hereafter acquired) to, any Person (including, for the avoidance of doubt, any other series of the Trust); or

(j) A Bankruptcy Event shall occur with respect to the Trust, the Portfolio or Janus Capital; or

(k) The Capital Protection Provider shall have reasonably determined that (i) the Portfolio is a Benefit Plan Investor within the meaning of the Employee Retirement Income Security Act of 1974 (“ERISA”), including Section 3(42) of ERISA and any regulations issued under ERISA; (ii) the Capital Protection Provider is a fiduciary, within the meaning of ERISA, as a result of, or in connection with, the performance of its obligations under the Capital Protection Agreement; (iii) any Law has made it unlawful or prohibited under applicable law (including, without limitation, prohibited under ERISA or Section 4975 of the Internal Revenue Code of 1986), or that any Governmental Authority has asserted that it is unlawful, for any of the Capital Protection Provider, the Portfolio and/or the Guarantor to maintain any Capital Protection Document to which it is a party or to perform its respective obligations thereunder or (iv) any Law would allow any Governmental Authority to impose a sanction on or withhold a meaningful benefit from the Capital Protection Provider or Guarantor or any of their respective Affiliates if the Capital Protection Provider, the Portfolio and/or the Guarantor were to maintain, or in connection with any of them maintaining, any Capital Protection Document to which it is a party or were to perform, or in connection with any of them performing, its respective obligations thereunder; or

(l) (A) the adoption of any Law (other than a Tax Event), (B) any Change in Law (other than a Tax Event), (C) any change in compliance by the Capital Protection Provider or the Guarantor with any Law (other than a Tax Event) issued or created after the date hereof, whether or not having the force of Law, that in any case, in the Capital Protection Provider’s reasonable judgment, (i) subject to Section 7.04, has an adverse impact when compared to the tax treatment in effect on the date of this Agreement on the Capital Protection Provider’s or the Guarantor’s tax treatment under the Capital Protection Agreement or the Guaranty (including any tax or increased tax of any kind whatsoever with respect to this Agreement or any change in the basis or rate of taxation of payments to or by the Capital Protection Provider in respect thereof), (ii) would result in a Material Adverse Effect with respect to the Capital Protection Provider or the Guarantor if it were to continue performing its obligations hereunder or under the Capital Protection Agreement or the Guaranty, as applicable, or (iii) materially impairs the rights or remedies afforded the Capital Protection Provider or the Guarantor under the Capital Protection Agreement or the Guaranty; or

(m) The Portfolio shall fail to perform or observe any other term, condition, covenant, requirement or agreement applicable to the Portfolio contained in any Capital Protection Document, and such failure shall continue for 30 days after notice thereof; or

(n) A Tax Event shall occur that becomes a Portfolio Event; or

(o) A Reporting Event shall occur; or

(p) Any Custodian Event shall occur and, solely in the case of a Custodian Event that results from a Bankruptcy Event with respect to the Custodian in which the Custodian is under receivership, conservatorship or similar resolution process of any Governmental Authority that is, in the sole judgment of the Capital Protection Provider, not adversely effecting the Custodian’s execution of transactions or the Portfolio’s performance of its Obligations, a new Custodian is not appointed by the Trust within five Business Days after such Custodian Event; or

(q) Any judgment or order shall be entered against the Portfolio in any investigative, administrative or judicial proceeding involving a determination that the Portfolio shall have violated in any material respect any civil Law or for the payment of money in excess of $10,000,000 and (A) enforcement proceedings are commenced by the judgment creditor upon such judgment or order, or (B) there is a period of 10 consecutive days during which a stay of enforcement of such judgment, by reason of a pending appeal or otherwise, is not in effect; or

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(r) The Trust, with respect to the Portfolio, ceases to be a regulated investment company eligible to receive pass through tax treatment under Subchapter M of the Internal Revenue Code (the “Code”) or fails to be in compliance with Subchapter M of the Code; or

(s) Janus Capital shall fail to comply with any requirement of Law (including, but not limited to, the 1940 Act) or any order, writ, injunction or decree applicable to it or to its business or property except where the noncompliance therewith could not reasonably be expected to have a Material Adverse Effect with respect to the Portfolio, and such failure shall continue for 10 Business Days; or

(t) Any judgment or order shall be entered against the Portfolio in any investigative, administrative or judicial proceeding involving a determination that the Portfolio shall have violated in any material respect any criminal Law and there is a period of 10 consecutive days during which a stay of enforcement of such judgment, by reason of a pending appeal or otherwise, is not in effect; or

(u) There occurs (a) the public commencement of formal criminal charges or proceedings by a court, or a formal arrest of, or (b) the public filing or public announcement by any Governmental Authority of enforcement proceedings against, the Trust, the Portfolio, Janus Capital or any Key Employee, as the case may be, alleging a possible fraud, embezzlement, money laundering, insider trading, market manipulation, other violations of securities Laws (which other violation of securities laws, in the Capital Protection Provider’s reasonable judgment, could reasonably be expected to have a Material Adverse Effect), or a felony related to any of the foregoing; or

(v) Any Capital Protection Document, at any time after its execution and delivery and for any reason other than as expressly permitted in the Capital Protection Agreement, ceases to be in full force and effect against the Portfolio; or the Portfolio or any Affiliate of the Portfolio contests in any manner the validity or enforceability of any Capital Protection Document with respect to the Portfolio, denies that the Portfolio has any further liability or obligation under any Capital Protection Document and/or otherwise purports to revoke, terminate or rescind any Capital Protection Document; or

(w) The Aggregate Protected Amount shall exceed the Maximum Settlement Amount; or

(x) Either (i) the Prospectus is amended, supplemented or otherwise modified in form or substance as it relates to the investment policies and objectives of the Portfolio, or (ii) the investment policies and objectives of the Portfolio, or the Trust acting in relation to the Portfolio, are amended, supplemented or otherwise modified in form or substance, in any respect from those set forth in the Prospectus and, in each case, in the Capital Protection Provider’s judgment, such amendments, supplements or modifications could reasonably be expected to have a material adverse effect on the Capital Protection Provider’s rights or obligations under any Capital Protection Document.

Optional Termination by each Party (Section 7.02)
From and after the fifth anniversary of launch of the Portfolio, each Party shall have the right on any Business Day to terminate the Agreement by written notice to the other Party, which termination shall be effective on the date that is five years following the non-terminating Party’s receipt of such notice, or if such date is not a Business Day, the next succeeding Business Day thereafter.

Optional Termination by the Portfolio (Section 7.03)
The Capital Protection Agreement may be terminated by the Portfolio upon written notice to the Capital Protection Provider at the time of the occurrence of (i) a Bankruptcy Event with respect to the Capital Protection Provider or the Guarantor, (ii) a failure by the Guarantor to maintain a long-term unsecured, unsubordinated debt rating and any successor rating of at least Baa3 by Moody’s or BBB- by S&P, (iii) the Guaranty terminates or is determined to be invalid or unenforceable, (iv) the Capital Protection Provider or the Guarantor is subject to any litigation, regulatory action or other proceeding that may affect their respective abilities to perform their obligations under any of the Capital Protection Documents, (v) a material breach of this Agreement by the Capital Protection Provider including a failure to deliver the information set forth in the Capital Protection Provider Information Letter, or (vi) the determination by the Portfolio’s Board of Trustees that it is in the best interest of the Portfolio to terminate this Agreement (including in connection with replacing this Agreement) or to liquidate the Portfolio.

Certain Cure Rights (Section 7.04)
If an event occurs that would be a Portfolio Event as defined in the Capital Protection Agreement that is quantifiable in Dollars in the reasonable judgment of the Capital Protection Provider, written notice (the “Tax Treatment Notice”) shall be

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submitted to the Portfolio by the Capital Protection Provider specifying the basis for such event (including the applicable Law, Change in Law or change in compliance by the Capital Protection Provider or the Guarantor with respect to such event) and a reasonable good faith estimate of the costs to the Capital Protection Provider or the Guarantor associated with such event. If the Portfolio provides irrevocable written notice (the “Reimbursement Notice”) of its intent to reimburse the Capital Protection Provider or the Guarantor for such costs in the amounts actually incurred on an after-tax basis within 15 Business Days after its receipt of the Tax Treatment Notice, it will reimburse the Capital Protection Provider or the Guarantor (as the case may be) the amount of such costs in the amounts actually incurred on an after-tax basis within 5 Business Days following demand for payment, and such event shall not constitute a Portfolio Event. In the event that the Portfolio fails to deliver the Reimbursement Notice within 15 Business Days of its receipt of the Tax Treatment Notice, such event shall be a Portfolio Event, effective as of the day upon which the Tax Treatment Notice was delivered. The failure of the Portfolio to pay such costs will be a Portfolio Event upon the expiration of the cure period.

Other Termination Events
There are certain other events which will cause the Capital Protection Agreement to terminate prior to its scheduled termination. These events include (i) the Portfolio assigning a value greater than $0 to the Capital Protection Agreement or any other Capital Protection Document in calculating the net asset value per share of the shares of any share class, (ii) the Aggregate Shortfall Amount being greater than $0, and (iii) the occurrence of a Cash Recomposition Event.

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Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Portfolio may invest, as well as some general investment terms. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

EQUITY AND DEBT SECURITIES

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Portfolio with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Portfolio purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Portfolio may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Portfolio may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Portfolio’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Portfolio with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Portfolio’s duration is usually shorter than its average maturity.

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Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds (“ETFs”) are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds”.

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Portfolio sells a mortgage-related security, such as a security issued by Government National Mortgage Association, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (“PFICs”) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that a Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

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Real estate investment trust (“REIT”) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

FUTURES, OPTIONS, AND OTHER DERIVATIVES

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps, and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component

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may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Portfolio may purchase and write put and call options on securities, securities indices, and foreign currencies. A Portfolio may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

Cash sweep program is an arrangement in which a Portfolio’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Diversification is a classification given to a fund under the Investment Company Act of 1940, as amended (the “1940 Act”). Portfolios are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a

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portfolio may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A portfolio that is classified as “nondiversified” under the 1940 Act, on the other hand, has the flexibility to take larger positions in a smaller number of issuers than a portfolio that is classified as “diversified.” However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a portfolio which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio which is classified as diversified.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Portfolio’s total assets in an industry or group of industries.

Leverage is when a Portfolio increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, a Portfolio’s short sales effectively leverage a Portfolio’s assets. The use of leverage may make any change in a Portfolio’s NAV even greater and thus result in increased volatility of returns. A Portfolio’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force a Portfolio to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Portfolio’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain portfolios, while others do not emphasize investments in companies of any particular size.

Net long is a term used to describe when a Portfolio’s assets committed to long positions exceed those committed to short positions.

Repurchase agreements involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Short sales in which the Portfolio may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that the Portfolio owns, or the Portfolio has the right to obtain the amount of the security sold short at a specified date in the future. The Portfolio may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

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You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your insurance company or plan sponsor, or by contacting a Janus representative at 1-877-335-2687. The Portfolio’s Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/variable-insurance. Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semiannual reports. In the Portfolio’s annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolio (including the Portfolio’s Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Portfolio from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com/variable-insurance

151 Detroit Street
Denver, CO 80206-4805
1-877-335-2687

The Trust’s Investment Company Act File No. is 811-7736.

                                                                                                     ▼ May 1, 2013

Service Shares Ticker
Growth & Core
Janus Aspen Protected Series* – Growth	N/A

Janus Aspen Series

Prospectus

*	The Portfolio offers another share class in a separate prospectus. The net asset value of each share class is protected to at least 80% of the highest net asset value attained (subject to certain adjustments), with an initial overall Portfolio protection limit of $500 million. In the event that the net asset value of either share class falls below this 80% protection level, the Portfolio will commence the liquidation process. Shareholders should review the Protected NAV, as defined in this Prospectus, on janus.com/variable-insurance, for each share class prior to purchasing shares of the Portfolio.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes Janus Aspen Protected Series – Growth (the “Portfolio”), a series of Janus Aspen Series (the “Trust”). Janus Capital Management LLC (“Janus Capital”) serves as investment adviser to the Portfolio.

The Portfolio currently offers two classes of shares. The Service Shares (the “Shares”) are offered by this Prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, “variable insurance contracts”), as well as certain qualified retirement plans.

This Prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

Portfolio summary
Janus Aspen Protected Series – Growth	2

Additional Information about the Portfolio
Information regarding the capital protection arrangement	10
Fees and expenses	16
Additional investment strategies and general portfolio policies	17
Additional risks of the Portfolio	20

Management of the Portfolio
Investment adviser	26
Management expenses	26
Investment personnel	28

Other information	29

Distributions and taxes	30

Shareholder’s guide
Pricing of portfolio shares	32
Distribution and shareholder servicing fee	33
Payments to financial intermediaries by Janus Capital or its affiliates	33
Purchases	34
Redemptions	35
Excessive trading	35
Shareholder communications	38

Financial highlights	39

Appendix A	40

Appendix B	43

Glossary of investment terms	47

1 ï Janus Aspen Series

Portfolio summary

Janus Aspen Protected Series – Growth

Ticker:	N/A	Service Shares

INVESTMENT OBJECTIVE

Protected Series – Growth seeks long-term growth of capital and capital preservation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.64%
Distribution/Service (12b-1) Fees		0.25%
Other Expenses		3.88%
Capital Protection Fee	0.63%
Remaining Other Expenses	3.25%
Total Annual Fund Operating Expenses(1)		4.77%
Fee Waiver(1)		3.10%
Total Annual Fund Operating Expenses After Fee Waiver(1)		1.67%

(1)	Janus Capital has contractually agreed to waive the Portfolio’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to between 1.38% and 1.53%, depending on the amount of the capital protection fee. Additional detail regarding the application of the fee waiver is described under “Fees and Expenses” in the “Additional Information about the Portfolio” section of the Prospectus. The contractual waiver may be terminated or modified prior to May 1, 2014 only at the discretion of the Portfolio’s Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses, including the maximum amount of the capital protection fee, without waivers, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$478	$1,436	$2,399	$4,825

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 107% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks growth of capital to the extent consistent with maintaining protection against significant downside movement of the net asset value (“NAV”) per share of each share class of the Portfolio. Specifically, the portfolio manager manages the Portfolio’s assets in an effort to ensure that the NAV for any share class will not fall below 80% of the highest NAV attained separately by each share class, reduced for dividends, distributions, any extraordinary expenses, and certain

2 ï Janus Aspen Protected Series – Growth

extraordinary items (for each share class, the “Protected NAV”). A reduction of the NAV can be described further by using distributions as an example. In the event the Portfolio declares dividends from net investment income and capital gains distributions, which normally occurs in June and December, the Protected NAV per share will be adjusted down so that the relative protection level remains at the level in place prior to the distribution. While the Protected NAV per share is changed as a result of a distribution, the protected value of your account balance does not change, assuming the reinvestment of the distribution. For example, on a day the highest NAV per share of a share class is reached at $11.00, the Protected NAV per share is set at $8.80, which is 80% of the highest NAV per share. When the highest NAV per share increases to $12.50, the Protected NAV per share is set at $10.00, which is 80% of the highest NAV. On a day the NAV per share is $12.00, the Portfolio declares a per share distribution of $1.00. The result of the distribution is that the NAV per share is reduced from $12.00 to $11.00. The Protected NAV per share is also reduced so that the Protected NAV per share is the same relative to the post-distribution NAV per share of $11.00 as it was to the pre-distribution NAV per share of $12.00. The Protected NAV per share of $10.00 was 83.3% of the pre-distribution NAV per share of $12.00 per share and the post-distribution Protected NAV per share is adjusted to $9.17, which is 83.3% of the post-distribution NAV per share. Additional information regarding how the Protected NAV per share is adjusted following a distribution is included in Appendix A. The reduction for extraordinary expenses and extraordinary items from the NAV would have a similar result on the Protected NAV.

In general, protection for the Portfolio means, as the NAV per share for a share class rises above the highest level previously attained, the Protected NAV also rises and becomes the new Protected NAV regardless of whether the share class’ NAV per share subsequently declines or fails to achieve a new high threshold. However, as a share class’ NAV declines towards the Protected NAV, more of the Portfolio’s assets will be comprised of cash and other investments, called the “Protection Component,” as further described below. The fees and expenses that you pay as an owner of a variable insurance contract have no impact on the NAV or the Protected NAV of the Portfolio.

In order to minimize the effect of equity market volatility on the NAV per share for a share class, the Portfolio allocates its assets between two investment components. Through its first component, the “Equity Component,” the Portfolio seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. The Equity Component may also consist of derivatives such as swaps, futures, and options. Through its second component, the “Protection Component,” the Portfolio seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. Due to equity market conditions and the Portfolio’s overall risk profile, the amount of Portfolio assets allocated to the Protection Component may, at times, be significant. The Portfolio’s allocation between the Equity Component and the Protection Component will vary over time. Up to 100% of assets may be allocated to either component.

The portfolio manager applies a “bottom up” approach in choosing common stock investments for the Equity Component. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. As part of the Equity Component, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

As part of either component, the Portfolio may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Portfolio may invest include options, futures, swaps, warrants, and forward exchange contracts. The Portfolio may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Portfolio invests, to increase or decrease the Portfolio’s exposure to a particular market, to adjust the Portfolio’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, to manage the Portfolio’s risk profile, or to invest in volatility (such as to gain exposure to a volatility index). The Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

In an effort to protect against significant downward movement of the NAV per share for a share class, the Portfolio has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”). Pursuant to the Capital Protection Agreement, under certain conditions, the Capital Protection Provider will provide capital protection to the Portfolio (the “Protection”) in the event that either share class’ NAV per share falls below its Protected NAV. Either share class falling below its Protected NAV will trigger the Protection and likely liquidation of the Portfolio and each of its share classes, regardless of whether the NAV of the other share class is above its

3 ï Janus Aspen Protected Series – Growth

Protected NAV. The Capital Protection Provider has agreed to initially extend $500 million in aggregate protection coverage to the Portfolio with such amount being reviewed periodically to determine whether additional coverage is necessary or available to support the Portfolio’s rising assets (the “Maximum Settlement Amount”). As such, under the Capital Protection Agreement, the NAV of each share class is protected to at least the Protected NAV for such share class, subject to an aggregate limit on the overall payout to the Portfolio of the Maximum Settlement Amount. In the event that the Protection is triggered, meaning at least one share class’ NAV is below its Protected NAV, the Capital Protection Provider is obligated to pay the Portfolio the “Settlement Amount,” which is the lesser of (i) the sum of the shortfall amounts per share class (the “Aggregate Shortfall Amount”) and (ii) the Maximum Settlement Amount. For each share class, the shortfall amount is calculated by first establishing, among those share classes that have a NAV below their Protected NAV, the highest percentage difference among all of those share classes between the Protected NAV per share and the then-current NAV per share, and applying that percentage to each Portfolio share class’ then-current NAV per share. The Aggregate Shortfall Amount is thus allocated on a pro rata basis to each share class.

In order to comply with the terms of the Capital Protection Agreement, the Portfolio must provide certain information to the Capital Protection Provider and the portfolio manager is required to manage the Portfolio within certain risk parameters as identified on a daily basis by the Capital Protection Provider based on a risk allocation methodology. This risk allocation methodology factors in, among other things, market volatility, the Portfolio’s exposure to industries, sectors, or countries, and liquidity of the Portfolio’s holdings. In general, as equity markets are rising, the Portfolio’s allocation to the Equity Component will rise with a goal of taking advantage of any potential future market increase, and as equity markets are falling, the portfolio manager will allocate more of the Portfolio’s assets to the Protection Component in an effort to protect the Portfolio from potential ongoing decreases in the market. The Portfolio’s asset allocation will vary over time depending on equity market conditions and the portfolio composition. As a result, the Portfolio’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds.

The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of the Portfolio and the Capital Protection Provider. Under certain circumstances, the Capital Protection Agreement may be terminated prior to the expiration of any effective term, which in any case would become the “Termination Date.” Only shareholders who hold their shares and sell those shares on such Termination Date are entitled to receive the Protected NAV from the Portfolio. In the event of such termination of the Capital Protection Agreement, the Portfolio will be converted to cash and cash equivalents, the Capital Protection Provider will pay the Portfolio any amounts due related to the Protection, and the Portfolio is expected to be liquidated. This Prospectus serves as advance notice to you of any such liquidation. There are limited circumstances in which the Protection also terminates on the Termination Date, meaning the Capital Protection Provider is not obligated to pay any amounts to the Portfolio even where the NAV of a share class is below its Protected NAV. These circumstances are described further below under “Principal Investment Risks” as “Capital Protection Termination Risk.”

In the event the Protection is triggered, the Portfolio’s assets will no longer be managed in accordance with the investment objective and principal investment strategies described herein. Rather, the Portfolio’s assets will be converted to cash and cash equivalents and the proceeds, together with the payment from the Capital Protection Provider, if any, will be managed in an effort to maintain at least the Portfolio’s NAV as of the Termination Date. As such, the portfolio manager may decide to maintain the Portfolio’s cash position and/or invest in similar investments, including, but not limited to, overnight repurchase agreements. While the Portfolio is intended to be managed by the portfolio manager to maintain the NAV as of the Termination Date, it is important to understand that after the Termination Date, your investment will no longer be protected at 80% of the highest NAV attained by your share class, and as a result, you could lose money. The Portfolio’s assets will remain in cash and cash equivalents until the Portfolio is liquidated, which is expected to occur within 120 days after the Termination Date, but with the ability to reconsider final liquidation at the Portfolio’s discretion.

It is important to understand that the Capital Protection Agreement is a financial product that is intended to protect the Portfolio against significant market declines and does not in any way constitute any form of insurance. The Capital Protection Agreement and the Protection it offers is separate from, and unrelated to, any benefit provided by the insurance company or qualified plan through which you hold your shares. In addition, the Capital Protection Provider is not an insurance company or an insurance provider, nor is it acting as an adviser or subadviser for the Portfolio.

4 ï Janus Aspen Protected Series – Growth

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money, despite the Capital Protection Agreement. Common stocks tend to be more volatile than many other investment choices. Because the NAV per share for a share class is protected to at least 80%, and not 100%, of its highest attained NAV since the inception of the share class (as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), it is possible that in the event that equity markets fall, you could lose money, even if the Protection is triggered. In addition, if the Capital Protection Agreement does not work as intended or has been terminated, you could lose money. Because the Protected NAV is reduced by dividends, distributions, any extraordinary expenses, and certain extraordinary items, the amount of Protection could be less than 80% of the highest attained NAV for your class of shares, meaning the Protected NAV does not become a static number that only increases. To the extent that the protected amount owed to the Portfolio exceeds the Maximum Settlement Amount ($500 million), none of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will cover any shortfall amount, so you could lose money including amounts that would have otherwise been protected.

The Protected NAV for each share class will be posted on the Janus websites at janus.com/variable-insurance. Any change to the Protected NAV is expected to be updated within one business day. Because either share class falling below its Protected NAV can alone trigger the Protection and liquidation of the Portfolio, shareholders should review the Protected NAV for each share class prior to purchasing shares of this Portfolio, keeping in mind that each share class has different fees and expenses that impact the NAV.

Allocation Risk. Because there are risk parameters within which the portfolio manager must manage the Portfolio’s assets in order to maintain the Protection, the Portfolio’s ability to take certain investment actions that the portfolio manager might otherwise take will be limited. More specifically, complying with the provisions of the Capital Protection Agreement will impact the Portfolio’s allocation of assets to and within the Equity Component during the life of the Portfolio, may not allow the Portfolio to be fully invested in the Equity Component and will affect the portfolio manager’s ability to respond to changing equity market conditions. This limits the Portfolio’s ability to capture certain market gains when the allocations are more heavily weighted to the Protection Component. Conversely, as equity markets are rising or displaying signs of relative stability, the Portfolio may have more of the portfolio weighted towards assets considered to have higher risk which could increase the potential for loss of return for the Portfolio. Generally, the risk parameters will lead the portfolio manager to take certain investment actions that he otherwise would not take when allocating the Portfolio’s assets between and within the Equity Component and the Protection Component. This allocation process can have an adverse effect on the performance of the Portfolio, especially during periods of increased equity market volatility. The risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV and, if successful, protection payments are not triggered. It is possible, however, that the risk allocation methodology may not work as designed or intended and may cause the Portfolio to trigger the Protection, resulting in the termination of the Portfolio. In addition, the allocation of the Portfolio’s assets between and within the Equity Component and the Protection Component will likely result in a high portfolio turnover rate and additional transaction costs, such as brokerage commissions, which can impact the Portfolio’s returns. Because the portfolio manager allocates the Portfolio’s assets between and within the Equity Component and Protection Component daily according to a risk allocation methodology, there is the risk that a sudden intraday market drop may occur before the Portfolio’s Equity Component exposure can be reduced. Additionally, if the Portfolio fails to allocate its assets according to the risk allocation methodology, the Capital Protection Provider will have the option to terminate the Capital Protection Agreement, resulting in the Portfolio allocating 100% of its assets solely to cash and the expected commencement of the Portfolio’s liquidation process. Under these circumstances, the Capital Protection Provider will pay any amounts it is obligated to pay to the Portfolio.

Market Underperformance Risk. The Portfolio’s use of the risk allocation methodology and the resulting allocation between and within the Equity Component and the Protection Component may cause the Portfolio to underperform its primary benchmark and/or other similarly situated growth funds. This underperformance may be a result of the portfolio manager’s inability to reallocate Portfolio assets to respond to rising equity market conditions as quickly as another fund that invests primarily in equity securities. In addition, to maintain compliance with the risk parameters, the Portfolio may need to liquidate a position, or forego an investment that could have otherwise contributed to Portfolio performance. Under certain circumstances, the Capital Protection Agreement may require that all of the Portfolio’s assets be fully allocated to the Protection Component, thus limiting the upside potential for Portfolio returns during this period. The use of the risk allocation methodology may also impact the Portfolio’s performance in the event that it does not work as intended, potentially

5 ï Janus Aspen Protected Series – Growth

subjecting the Portfolio to additional expenses as a result of increased trading or allocating a larger portion of the Portfolio’s assets than necessary to either the Equity Component or Protection Component. Because the Portfolio may reallocate its assets between and within the Equity Component and the Protection Component as frequently as daily, the Portfolio’s reallocation will likely cause it to experience an increase in its portfolio turnover rate resulting in higher costs, which will have a negative effect on the Portfolio’s performance, particularly during periods of relative instability in equity markets. The Portfolio’s payment of the capital protection fee to the Capital Protection Provider may also result in the Portfolio underperforming its primary benchmark and/or other similarly situated growth funds that do not pay a protection fee.

Capital Protection Termination Risk. There is a risk that the Protection could terminate and the Portfolio liquidate without any obligation of the Capital Protection Provider or the Parent Guarantor to make payment to the Portfolio. The terms and conditions of the Capital Protection Agreement are designed to protect against certain market risks inherent in any equity investment. It does not protect against certain actions or omissions that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act on the part of the Portfolio, Janus Capital or certain key employees of Janus Capital, or the Portfolio’s custodian, that negatively impacts a share class’ NAV. Such events will result in the termination of the Protection without any obligation by the Capital Protection Provider, and therefore by the Parent Guarantor, to make any payment to the Portfolio. Shareholders who continue to hold shares after the Termination Date will not receive the Protected NAV but will instead receive the Portfolio’s then-current NAV at the time their shares are redeemed, which may be lower than the Protected NAV and lower than the price per share of the shareholder’s initial investment. None of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares is obligated to make any payment to the Portfolio or cover any shortfall. Therefore, in the event that the Protection is terminated as a result of such events, you could lose money as a result of the Portfolio losing the Protection under the Capital Protection Agreement, including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment and will not be reimbursed for any amounts paid under the Capital Protection Agreement.

Early Termination Events Risk. While the Capital Protection Agreement has an initial 10-year term that may be extended, there is a risk that the Capital Protection Agreement could terminate earlier under various scenarios at the option of the Capital Protection Provider, which are considered Early Termination Events. In such events, the Capital Protection Provider will be obligated to make the payment of the Settlement Amount, if due, to the Portfolio. At that time, each share class’ NAV should be the higher of the Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Portfolio. After payment of any Settlement Amount, your Shares are no longer protected by the Portfolio, and it is possible that the NAV for each share class could decline and you could lose money. Examples of “Early Termination Events” include, but are not limited to (1) if the Portfolio, Janus Capital, or the Portfolio’s custodian, fails to comply with certain terms and conditions of the Capital Protection Agreement, including the failure to reallocate Portfolio assets when such assets fall outside the specified risk parameters, or (2) if the aggregate value of the Portfolio’s shares outstanding results in the Protection exceeding the Maximum Settlement Amount. The Portfolio is also expected to liquidate and the Capital Protection Agreement will terminate if, pursuant to the terms of the Capital Protection Agreement, the Protection is triggered. In addition, to the extent that the introduction of laws or a change of law, in each case, not known as of the date of the Capital Protection Agreement, results in a new or increased cost of capital or collateral for the Capital Protection Provider or its parent company, the Portfolio’s Board of Trustees will make a determination whether to approve the Portfolio paying such increased costs to the Capital Protection Provider or to terminate the Capital Protection Agreement. Only shareholders who hold their shares and sell those shares on the Termination Date are entitled to receive the Protected NAV from the Portfolio. Shareholders who redeem prior to the Termination Date receive the then-current NAV which will be higher than the Protected NAV for their share class and will not include any payment of the Protection.

Maximum Settlement Amount Risk. The Capital Protection Agreement currently covers the outstanding shares of each class of shares offered by the Portfolio having an aggregate protected amount up to an initial value of $500 million. If the Maximum Settlement Amount exceeds $500 million without any additional coverage being extended to the Portfolio, the Capital Protection Provider will not be liable for any Settlement Amount payment in excess of $500 million. None of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will be responsible for any portion of the Settlement Amount, including any amounts which may exceed the Maximum Settlement Amount. Therefore, although the Protection applies, you could lose money to the extent the Aggregate Shortfall Amount exceeds the Maximum Settlement Amount including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment. In any event, as the Portfolio’s assets grow, the Portfolio intends to take such actions as may be deemed necessary, including limiting shareholder purchases, to limit the Aggregate Shortfall

6 ï Janus Aspen Protected Series – Growth

Amount to a level so that it does not exceed the Maximum Settlement Amount, but there is no guarantee that such efforts will be successful. There is no guarantee that the Capital Protection Provider will agree to extend coverage beyond $500 million.

Liquidation Risk. Although the risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV, there is the possibility that the risk allocation methodology may not work as designed or redemptions, particularly a large redemption, may impact the allocation process, and the NAV of either share class falls below its Protected NAV. If this happens, it is expected that the Portfolio will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and commence the liquidation process. Although the Portfolio intends to liquidate in a manner designed to allow clients time to transition assets out of the Portfolio (up to and potentially exceeding 120 days after a Termination Event), it is possible that the Portfolio may be liquidated immediately after termination of the Capital Protection Agreement or payment of the Settlement Amount. The NAV of one share class falling below its Protected NAV will result in the Protection being triggered and, as a result, the liquidation of the entire Portfolio, even though the NAV of the other share class remains at or above its Protected NAV. Other events described in this Prospectus may, at the discretion of the Portfolio or Capital Protection Provider, as applicable, also terminate the Capital Protection Agreement resulting in payment of the Settlement Amount and liquidation of the Portfolio. In the event the Protection is triggered, no other purchases will be permitted (except automated or scheduled purchases, as permitted by Janus Capital), and the payment of redemption proceeds may be temporarily suspended (not to exceed seven calendar days), likely from the day the Protection is triggered. As the Portfolio proceeds to liquidation, shareholders will receive the then-current NAV for their share class, which could be higher or lower than the Protected NAV. Redemptions are taxable events. This Prospectus serves as advance notice to shareholders of any rejection of purchases, suspension of the payment of redemption proceeds, and liquidation of the Portfolio. In the event that the Capital Protection Agreement is terminated and the Portfolio begins the liquidation process, Janus Capital will make such information available at janus.com/variable-insurance. Notice of the Portfolio liquidation will otherwise be provided by the insurance company or qualified plan through which you hold your shares.

Liquidation Strategy Risk. In addition, beginning on the Termination Date, the Portfolio’s assets will be converted to cash and cash equivalents and the proceeds, together with the payment from the Capital Protection Provider, if any, will be managed as cash or similar investments in an effort to maintain the Portfolio’s NAV. Because there is no guarantee that this strategy will be successful in maintaining the Portfolio’s NAV and because the capital protection will no longer be in place for the Portfolio, you could lose money, including money that was previously protected. Since the Portfolio may not liquidate for a period of time after the Termination Date, shareholders could receive a NAV below the Protected NAV.

Opportunity Cost Risk. It is possible that under the terms of the Capital Protection Agreement, the Portfolio’s allocation to the Equity Component could drop to a low level or be eliminated altogether, especially during periods of heightened volatility in equity markets. This would reduce the Portfolio’s ability to participate in upward equity market movements, and therefore, represents loss of opportunity compared to a portfolio that is fully invested in equity securities.

Counterparty Risk (Capital Protection Provider and its Parent Company). A shareholder’s ability to receive the Protected NAV from the Portfolio is dependent on the Portfolio’s ability to collect the Settlement Amount from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from the Capital Protection Provider’s parent under a separate parent guaranty. Portfolio transactions involving a counterparty, such as the Capital Protection Provider, are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As such, the Portfolio’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, BNP Paribas, the parent company of the Capital Protection Provider, has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. The Portfolio’s use of the risk allocation methodology is intended to protect against significant downward movement of the NAV per share for a share class,

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particularly in times of heightened volatility in the equity markets, but the methodology may not protect the Portfolio if equity markets take a sudden and/or significant fall.

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio. If the counterparty to a derivative transaction defaults, such as the Capital Protection Provider or Parent Guarantor, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Foreign Exposure Risk. The Portfolio may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Portfolio’s performance. The risk allocation methodology utilized by the Portfolio will likely substantially increase the level of portfolio turnover.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Portfolio does not have a full calendar year of operations. Performance information for certain periods is included in the Portfolio’s first annual and/or semiannual report.

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MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Jonathan D. Coleman, CFA, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Portfolio Manager of the Portfolio, which he has managed since inception.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. The Portfolio may reject purchases and suspend redemptions as described in this Prospectus. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

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Additional information about the Portfolio

INFORMATION REGARDING THE CAPITAL PROTECTION ARRANGEMENT

The Portfolio will continuously offer its shares unless and until the Portfolio’s Board of Trustees determines that it is in the best interest of the Portfolio and its shareholders to discontinue sales, or until the Capital Protection Agreement is terminated pursuant to its terms (as defined above, the “Termination Date”).

Capital Protection Agreement
The Portfolio has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., the Capital Protection Provider, pursuant to which the Capital Protection Provider will provide capital protection, initially up to $500 million, to protect against a decrease in the Protected NAV of each share class so long as the terms and conditions of the Capital Protection Agreement are satisfied. BNP Paribas Prime Brokerage, Inc. is a U.S. registered broker-dealer.

BNP Paribas, the parent company of the Capital Protection Provider (the “Parent Guarantor”), has issued an irrevocable guaranty (the “Parent Guaranty”) pursuant to which the Parent Guarantor guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. The Parent Guarantor’s guaranty is not an obligation of, or guaranteed by, any affiliate of the Parent Guarantor or other bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. Under the Parent Guaranty, the Parent Guarantor can assert the same defenses, rights, set offs, or counterclaims as the Capital Protection Provider would have under the Capital Protection Agreement.

The Capital Protection Agreement provides the Portfolio a certain level of protection subject to the terms and conditions of the agreement. For example, and as described further below, the portfolio manager must manage the Portfolio’s assets within risk parameters identified by the Capital Protection Provider based on a risk allocation methodology. In addition, the Capital Protection Agreement imposes very specific reporting and monitoring obligations on the Portfolio, on Janus Capital, and indirectly on the Portfolio’s custodian. While in some instances the parties will be afforded some opportunity to remedy certain breaches, failure to do so within specified cure periods could result in the termination of the Capital Protection Agreement at the option of the Capital Protection Provider. In the event of termination of the Capital Protection Agreement, the Capital Protection Provider is obligated to pay any Settlement Amount due to the Portfolio as of the Termination Date. However, the Protection will terminate without any obligation by the Capital Protection Provider to make any payment to the Portfolio if the termination of the Capital Protection Agreement results from acts or omissions of the Portfolio, Janus Capital or certain key employees of Janus Capital, or the Portfolio’s custodian that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act that negatively impacts a share class’ NAV. The Portfolio has delegated to Janus Capital the responsibility for developing internal procedures to ensure compliance with the terms of the Capital Protection Agreement; however, there is no assurance that such procedures will be successful.

As outlined in the Capital Protection Agreement, there are numerous events that can cause the Capital Protection Agreement to terminate, as described further below. In the event of such termination of the Capital Protection Agreement, if a share class’ NAV falls below its Protected NAV, the Capital Protection Provider will make a payment to the Portfolio equal to the Settlement Amount which is the lesser of (i) the Aggregate Shortfall Amount and (ii) the Maximum Settlement Amount. The Capital Protection Provider’s obligations to the Portfolio are subject to all of the terms, conditions, and limitations of the Capital Protection Agreement and terminate upon the satisfaction of any settlement owed pursuant to the agreement.

It is important to understand that the Capital Protection Agreement is an agreement between the Portfolio and the Capital Protection Provider and, for this reason, as a shareholder, you do not have any direct rights or claims against the Capital Protection Provider, the Parent Guarantor, or Janus Capital under the Capital Protection Agreement in the event that the Capital Protection Provider fails to perform its obligations under the agreement. The Settlement Amount under the Capital Protection Agreement is owed directly to the Portfolio and not the Portfolio’s shareholders. Therefore, as a shareholder you will not have any action against or recourse to the Capital Protection Provider under the Capital Protection Agreement. Further, no shareholder will have any right to receive payment, or any other rights whatsoever, under the Capital Protection Agreement. Furthermore, Janus Capital does not guarantee and will not indemnify the Portfolio or its shareholders against any default, including default of any party to the Capital Protection Agreement and/or any third party service provider. None of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will cover any Settlement Amount not paid by the Capital Protection Provider.

To the extent that the introduction of laws or a change of law, in each case, not known as of the date of the Capital Protection Agreement results in a new or increased cost of capital or collateral for the Capital Protection Provider or the Parent Guarantor, the Portfolio’s Board of Trustees will make a determination whether to approve the Portfolio paying such

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increased costs to the Capital Protection Provider or to terminate the Capital Protection Agreement. Such payment of increased costs by the Portfolio may increase the Portfolio’s total expense ratio and have a negative impact on performance.

Changes to the Capital Protection Agreement may be made by the Portfolio’s Board of Trustees without shareholder approval, even to the extent such changes could have a direct or indirect impact on a shareholder’s investment in the Portfolio. Shareholders will be provided 60 days prior written notice for any changes to the Capital Protection Agreement deemed to be material by the Portfolio’s Board of Trustees.

The Capital Protection Agreement is a financial product that is intended to protect the Portfolio against significant market declines and does not in any way constitute any form of insurance. The Capital Protection Agreement and the Protection it offers is separate from, and unrelated to, any benefit provided by the insurance company or qualified plan through which you hold your shares. In addition, neither the Capital Protection Provider nor the Parent Guarantor is an insurance company or an insurance provider. Nor is the Capital Protection Provider, the Parent Guarantor, or any of their affiliates acting as an investment adviser or subadviser to the Portfolio.

The Capital Protection Provider, the Parent Guarantor, or any of their affiliates, have not participated in the organization of the Portfolio and make no representations regarding the advisability of investing in the Portfolio.

Duration of the Capital Protection Agreement
The Capital Protection Agreement has an initial term of 10 years, but may be terminated under certain circumstances prior to the expiration of that term as described below. Following the initial 10-year term, the Capital Protection Agreement may be extended at the request of the Portfolio and with the agreement of the Capital Protection Provider for additional 10-year terms. There is no requirement that the Capital Protection Provider agree to the Portfolio’s request for an extension. Shareholders will be provided 60 days prior written notice of the termination of the Capital Protection Agreement in the event it is not extended past the initial 10-year term.

Protected NAV
The Protected NAV for each share class is determined based on the highest NAV attained by that share class since its commencement of operations and is determined as of the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. New York time) on each day that the New York Stock Exchange is open for trading (the “NAV Calculation Date”). It is important to understand that the Protected NAV is not the amount you paid for your Shares. Once a Protected NAV is established for a share class, it is reduced to account for any dividends, distributions, any extraordinary expenses, and certain extraordinary items. “Extraordinary expenses” include (i) all costs of defending or prosecuting any claim or litigation to which the Portfolio is a party; (ii) any amount in judgment or settlement or indemnification expenses incurred by the Portfolio; (iii) any other non-recurring or non-operating expenses; (iv) any payment by the Portfolio of any liability, expense, or fee of another series of the Trust; and (v) any income taxes. “Extraordinary items” include, but are not limited to, reductions in the Protected NAV resulting from (i) a pricing or trading error; (ii) the bankruptcy, insolvency, reorganization, or default of a contractual counterparty of the Portfolio, including counterparties to derivatives transactions, and entities that hold cash or other assets of the Portfolio; and (iii) any realized or unrealized losses on any investments of the Portfolio in money market funds.

Because the Protected NAV is protection of at least 80% of the highest attained NAV per share for each share class, as adjusted, it is possible that you could lose money; however, the risk allocation methodology is designed so that a shareholder’s initial NAV per share is protected to at least 80% of its value, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items. Depending upon when a shareholder invests, the amount of protection may exceed 80% of the shareholder’s initial NAV per share as such protection is based on the highest attained share class NAV of such share class since inception. Only shareholders who hold their shares and sell those shares on the Termination Date are entitled to receive the Protected NAV from the Portfolio. Shares are no longer protected by the Portfolio after the Termination Date, and it is possible that the NAV for each share class could decline, and you could lose money. The table below is a hypothetical demonstration of how the Protected NAV works (assuming no reduction for dividends, distributions, any extraordinary expenses, and certain extraordinary items, as defined under the Capital Protection Agreement, which, if included, would result in a reduction in the Protected NAV). The information is provided for demonstrative

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purposes only and does not represent past or future performance of the Portfolio. Please refer to Appendix A for additional examples of how the Protected NAV is determined and how reductions will affect the Protected NAV.

	Net Asset Value ($)		Protected Net Asset Value ($)
Day 1	10.00		8.00

Day 2	9.90	â	8.00	=

Day 3	10.25	á	8.20	á

Day 4	9.80	â	8.20	=

Day 5	9.60	â	8.20	=

Day 6	9.90	á	8.20	=

Day 7	10.10	á	8.20	=

Day 8	10.40	á	8.32	á

Day 9	10.50	á	8.40	á

Day 10	10.30	â	8.40	=

The Protected NAV for each share class will be posted on the Janus website at janus.com/variable-insurance. Any change to the Protected NAV is expected to be updated within one business day. Because either share class falling below its Protected NAV can alone trigger the Protection and liquidation of the Portfolio, shareholders should review the Protected NAV for each share class prior to purchasing shares of this Portfolio, keeping in mind that each share class has different fees and expenses that impact the NAV.

As a shareholder, your minimum protected investment amount is based on the number of shares you own, multiplied by the Protected NAV per share for your class of shares held as of the Termination Date (the “Protected Amount”). Because the Settlement Amount is calculated based on the share class with the largest shortfall amount, your NAV as of the Termination Date may include a pro rata distribution of the Settlement Amount to both share classes. Because the commitments of the Capital Protection Provider are conditional and limited, there is a possibility that you will not receive your full Protected Amount. In addition, your shares are no longer protected by the Portfolio after the Termination Date. Please refer to Appendix A for examples of how Protected Amounts are calculated. In the event that you redeem your Shares prior to the Termination Date, you will receive the then-current NAV per share for your share class, which will be higher than the Protected NAV for your share class but will not include any payment of the Protection.

Maximum Protected Amount
The Capital Protection Agreement currently covers outstanding shares of each class of shares offered by the Portfolio having an aggregate protected amount (the “Aggregate Protected Amount”) of up to $500 million. If the Aggregate Protected Amount of the Portfolio exceeds $500 million (the “Maximum Settlement Amount”) without any additional coverage being extended to the Portfolio, the Capital Protection Provider will have the option to terminate the Capital Protection Agreement. In any event, as the Portfolio’s assets grow, the Portfolio intends to take such actions as may be deemed necessary, including limiting shareholder purchases, to limit the Aggregate Protected Amount to a level that does not to exceed the Maximum Settlement Amount, but there is no guarantee that such efforts will be successful. To the extent that the Aggregate Protected Amount exceeds the Maximum Settlement Amount, none of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares is obligated to make any payment to the Portfolio, or to cover any shortfall.

Maximum Settlement Amount
The Capital Protection Provider’s obligation to pay the Settlement Amount is limited to the Maximum Settlement Amount of $500 million as of the date of this Prospectus. If the Aggregate Protected Amount exceeds $500 million without any additional coverage being extended to the Portfolio, the Capital Protection Provider will not be liable for any Settlement Amount payment in excess of $500 million and may determine to terminate the Capital Protection Agreement. None of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will be responsible for any portion of the Settlement Amount, including any amounts which may exceed the Maximum Settlement Amount. Therefore, even when the Protection applies, you could lose money. The Portfolio intends to monitor for this scenario and take such actions as may be deemed necessary, including limiting shareholder purchases, to limit the Aggregate Protected Amount so that it does not exceed the Maximum Settlement Amount, but there is no guarantee that such efforts will be successful. The

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Maximum Settlement Amount may be increased at the discretion of the Capital Protection Provider. While the Maximum Settlement Amount is reviewed periodically to determine whether additional coverage is necessary to protect the Portfolio’s rising assets, the Capital Protection Provider is not obligated to extend additional coverage to the Portfolio. In the event that the Capital Protection Provider determines not to increase the Maximum Settlement Amount to meet the projected needs of the Portfolio, the Portfolio’s Board of Trustees may authorize the Portfolio to enter into an additional protection agreement with a separate protection provider (which may involve higher fees) or the Portfolio may be liquidated.

Settlement Amount
Pursuant to the Capital Protection Agreement, in the event that the Protection is triggered, meaning at least one share class’ NAV is below its Protected NAV, the Capital Protection Provider is obligated to pay the Portfolio the “Settlement Amount,” which is the lesser of (i) the sum of the shortfall amounts per share class (the “Aggregate Shortfall Amount”) and (ii) the Maximum Settlement Amount. For each share class, the shortfall amount is calculated by first establishing, among those share classes that have a NAV below their Protected NAV, the highest percentage difference among all of those share classes between the Protected NAV per share and the then-current NAV per share, and applying that percentage to each Portfolio share class’ then-current NAV per share. The Aggregate Shortfall Amount is thus allocated on a pro rata basis to each share class. As discussed above, the obligations of the Capital Protection Provider are subject to the Portfolio, Janus Capital, certain key employees of Janus Capital, and the Portfolio’s custodian complying with the terms, conditions, and limitations as outlined in the Capital Protection Agreement and, upon the occurrence of certain events as described below, such obligations may terminate without the benefit of the Protection.

Under the terms of the Capital Protection Agreement, the Settlement Amount is due from the Capital Protection Provider within three business days after the termination of the agreement, unless there is a “market disruption event” on such business day which may include a trading disruption such as the suspension of trading of various securities, an exchange disruption or, in certain situations, the early closing of an exchange. In such event, the date the Settlement Amount is due and payable will change. The Settlement Amount is generally based on the value of the Portfolio’s shares on the first business day after the Termination Date, however, a market disruption event could move the valuation date of the shares. If a market disruption event lasts longer than 14 days, the amount a shareholder will collect per share may be less than the Protected NAV for that share class. In addition, the Settlement Amount is determined based on reporting provided by Janus Capital to the Capital Protection Provider which can be disputed by the Capital Protection Provider.

Investment Restrictions
The Portfolio is subject to conditions within the Capital Protection Agreement that require Janus Capital to provide certain information to the Capital Protection Provider on a daily basis and to comply with certain investment parameters based on the risk allocation methodology when making investment allocation decisions for the Portfolio. These investment parameters are designed to reduce, but not to eliminate, the risk that the Portfolio’s assets will be insufficient to permit the Portfolio to redeem shares at not less than the Protected NAV of a share class on any given day. Specifically, within the parameters of the Portfolio’s investment strategies, the portfolio manager makes investment allocation decisions based on risk parameters identified by the Capital Protection Provider on a daily basis that could limit the amount of the Portfolio’s assets allocated to the Equity Component. The investment risk parameters are calculated using a methodology that takes into consideration the Portfolio’s valuation and portfolio holdings information provided by Janus Capital to determine whether the Portfolio’s assets should be reallocated in order to reduce the Portfolio’s risk profile. The portfolio manager will then determine how to allocate the Portfolio’s assets between and within the Equity Component and the Protection Component. It is possible that based on equity market conditions and the impact of market conditions on the Portfolio’s NAV, in order to avoid the termination of the Capital Protection Agreement, the Portfolio will allocate up to 100% of its assets to the Protection Component or solely to cash and/or cash equivalents, and possibly for an extended period of time, thereby limiting the Portfolio’s ability to participate in any upward equity market shift. As a result, the Capital Protection Agreement could limit the portfolio manager’s ability to respond to changing equity market conditions. It is important to understand that while the Capital Protection Provider is providing the investment risk parameters based on a risk allocation methodology, the portfolio manager determines what investments he believes are appropriate for each component. The percentages of Portfolio assets that are allocated between the Equity Component and the Protection Component are expected to be available on a daily basis at janus.com/variable-insurance.

If the Portfolio, Janus Capital, or the Portfolio’s custodian fails to provide the required information to the Capital Protection Provider, if the Portfolio fails to reallocate its assets when its investments fall outside of the prescribed investment parameters, or if Janus Capital does not comply with any other requirements in the Capital Protection Agreement and is unable to remedy such deficiency within a specified period, if any, the Capital Protection Provider has the option to terminate the Capital

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Protection Agreement (as described further below). Under these circumstances, if the Capital Protection Provider terminates the Capital Protection Agreement, the Portfolio’s liquidation process will commence and any Settlement Amount will be determined and paid by the Capital Protection Provider to the Portfolio. After payment, the Capital Protection Provider will have no further liability to the Portfolio under the agreement.

In the event that the Portfolio’s assets are 100% allocated to the Protection Component or solely to cash and/or cash equivalents for an extended period of time, the Portfolio’s Board of Trustees may close the Portfolio to new investments and consider whether any other action is appropriate, including liquidating the Portfolio or waiving Portfolio fees.

It is important to understand that the Portfolio’s use of the risk allocation methodology and the resulting allocation between and within the Equity Component and the Protection Component may cause the Portfolio to underperform its primary benchmark and/or other similarly situated growth funds. This underperformance may be a result of the portfolio manager’s inability to reallocate Portfolio assets to respond to rising equity market conditions as quickly as another portfolio that invests primarily in equity securities. In addition, to maintain compliance with the risk parameters, the Portfolio may need to liquidate a position to comply with the terms of the Capital Protection Agreement, or forego an investment that could have otherwise contributed to Portfolio performance. Under certain circumstances, the Capital Protection Agreement may require that all of the Portfolio’s assets be fully allocated solely to cash and/or cash equivalents, thus limiting the upside potential for Portfolio returns during this period. The use of the risk allocation methodology may also impact the Portfolio’s performance in the event that it does not work as intended, potentially subjecting the Portfolio to additional expenses as a result of increased trading or allocating a larger portion of the Portfolio’s assets to either the Equity Component or the Protection Component than necessary based on equity market conditions. Because the Portfolio’s assets may be reallocated between and within the Equity Component and the Protection Component as frequently as daily, the Portfolio will likely experience an increase in its portfolio turnover rate resulting in higher costs, which may have a negative effect on the Portfolio’s performance, particularly during periods of relative instability in equity markets. The Portfolio’s payment of the capital protection fee paid to the Capital Protection Provider may also result in the Portfolio underperforming its primary benchmark and/or other similarly situated growth funds that do not pay a protection fee.

Termination Events
The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement between the Portfolio and the Capital Protection Provider. Under certain circumstances, the Capital Protection Agreement may be terminated prior to the expiration of any effective term, as discussed in further detail below, which in any case would become the Termination Date. This Prospectus serves as advance notice of any liquidation of the Portfolio.

•	Termination by the Capital Protection Provider with Protection in Place: The Capital Protection Agreement contains numerous covenants of the Portfolio and obligations of Janus Capital. Any failure of the Portfolio, Janus Capital, or the Portfolio’s custodian to comply with the obligations of the Capital Protection Agreement after the expiration of any applicable remedy period will permit the Capital Protection Provider to terminate the Capital Protection Agreement. In addition, if the NAV of either share class falls below its respective corresponding Protected NAV, the Settlement Amount will be due under the agreement by the Capital Protection Provider and the Capital Protection Agreement will be terminated. There are other events that will also permit the Capital Protection Provider to terminate the Capital Protection Agreement including, but not limited to: (i) any failure of the Portfolio to comply with the Capital Protection Agreement and applicable law; (ii) any change in the Portfolio’s investment adviser, certain investment personnel, or custodian, and the replacement is not acceptable to the Capital Protection Provider; (iii) a material regulatory event or litigation event with respect to the Portfolio or Janus Capital; (iv) a failure to pay the capital protection fee or any other obligated payments when due; (v) the failure to meet the requirements for continuous reporting; (vi) unresolved disputes involving reporting requirements between the Capital Protection Provider and Janus Capital, and calculation of either share class’ NAV; (vii) suspension of the publication of the calculation of a share class’ NAV per share; and (viii) the Aggregate Protected Amount exceeds the Maximum Settlement Amount. If the Capital Protection Agreement terminates as a result of any of these instances, any Settlement Amount due under the agreement shall be paid by the Capital Protection Provider. Following the termination of the Capital Protection Agreement and the satisfaction of any Settlement Amount by the Capital Protection Provider, the Capital Protection Provider owes no further duties to the Portfolio under the Capital Protection Agreement. In the event that any of the foregoing termination events, or any other termination events under the Capital Protection Agreement but not otherwise identified herein occur, it is expected that the Portfolio will terminate and follow an orderly liquidation process. See Appendix B and the Statement of Additional Information for a list of events that could result in termination of

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the Capital Protection Agreement, but not a termination of the Capital Protection Provider’s obligation to pay the Settlement Amount due under the agreement.

Although Janus Capital intends to meet all obligations under the Capital Protection Agreement, a failure to fully comply with the terms of the agreement would provide the Capital Protection Provider with the option to terminate the Capital Protection Agreement, resulting in the expected liquidation of the Portfolio. In such case, shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Portfolio. The Settlement Amount payable by the Capital Protection Provider is limited to the Maximum Settlement Amount.

•	Termination by the Capital Protection Provider with NO Protection in Place: If an action or omission on the part of the Portfolio, Janus Capital or certain key employees of Janus Capital, or the Portfolio’s custodian is deemed to constitute gross negligence, bad faith, willful misconduct, fraud, or criminal acts which in the Capital Protection Provider’s reasonable judgment materially affects the NAV of either share class of the Portfolio, the Capital Protection Agreement will terminate and the Protection will be terminated. As a result, the Capital Protection Provider, and therefore the Parent Guarantor, will have no payment obligation to the Portfolio under the Capital Protection Agreement. The foregoing events are the only contractual events that terminate both the Capital Protection Agreement and the obligation for the Capital Protection Provider to pay the Settlement Amount. Upon the occurrence of any such event, the Portfolio is expected to liquidate and shareholders will not receive the Protected NAV but will instead receive the Portfolio’s then-current NAV at the time their shares are redeemed, which may be lower than the Protected NAV and lower than the price per share of the shareholder’s initial investment. It is important to understand that if an event occurs that results in the termination of the Protection and the Portfolio is subsequently liquidated, none of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will be responsible for any shortfall between the then-current NAV of either share class and the corresponding Protected NAV. The Capital Protection Provider does not have the right to terminate the Portfolio, however, and the Portfolio may, at the discretion of the Portfolio’s Board of Trustees, continue operations under a new agreement with a different capital protection provider.

•	Termination by the Portfolio: At the election of the Portfolio, the Capital Protection Agreement may be terminated upon the occurrence of: (i) an act of bankruptcy, insolvency or reorganization with respect to the Capital Protection Provider or the Parent Guarantor; (ii) a failure by the Parent Guarantor to maintain a specific debt rating; (iii) the Parent Guaranty terminates or is determined to be invalid or unenforceable; (iv) a material regulatory event or litigation event with respect to the Capital Protection Provider or the Parent Guarantor that may affect their respective abilities to perform their obligations under any agreement applicable to the Portfolio; (v) a material breach of the Capital Protection Agreement by the Capital Protection Provider; or (vi) the determination by the Portfolio’s Board of Trustees that it is in the best interest of the Portfolio to terminate the Capital Protection Agreement or to liquidate the Portfolio. The Protection applies through the Termination Date. Upon the termination of the Capital Protection Agreement under the circumstances described in this paragraph, it is expected that the Portfolio will follow an orderly liquidation process. In addition, following the termination of the Capital Protection Agreement, the liability of the Capital Protection Provider will be determined and any Settlement Amount will be paid following which the Capital Protection Provider will owe no further duties to the Portfolio under the Capital Protection Agreement.

Please refer to Appendix B and the Portfolio’s Statement of Additional Information for additional information relating to the events that would allow the Capital Protection Provider to terminate the Capital Protection Agreement or force the Portfolio into a portfolio consisting of 100% cash and/or cash equivalents under the Capital Protection Agreement.

In each termination event discussed above, the Portfolio’s Board of Trustees may consider replacing the Capital Protection Provider, rather than liquidating the Portfolio in the event the Capital Protection Agreement is terminated. There is no guarantee that the Trustees would be able to locate a suitable replacement for the Capital Protection Provider, or if such an entity could be found, that a replacement agreement could be consummated under substantially the same terms and conditions as the Capital Protection Agreement. In this event, the Portfolio is expected to liquidate.

As outlined in the Portfolio’s investment strategies section, if a termination event occurs, the Portfolio’s assets will no longer be managed in accordance with the investment objective and principal investment strategies described therein and the Portfolio is expected to liquidate. Rather, all portfolio securities of the Portfolio not already converted to cash or cash equivalents will be converted to cash or cash equivalents and the proceeds, together with any Settlement Amount paid by the Capital Protection Provider, will be managed in an effort to maintain at least the Portfolio’s NAV as of the Termination Date.

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As such, the portfolio manager may decide to maintain the Portfolio’s cash position and/or invest in similar investments, including, but not limited to, overnight repurchase agreements. After the termination of the Capital Protection Agreement, Janus Capital or the Portfolio will have no obligation to protect your investment at 80% of the highest net asset value attained. The liquidation and termination of the Portfolio is expected to occur as soon as practicable within 120 days following the Termination Date, or such other date as may be deemed appropriate at the Portfolio’s discretion (“Liquidation Date”). Janus Capital expects to waive fees and expenses associated with managing the Portfolio’s cash position while in liquidation in an effort to maintain the NAV as of the Termination Date. Fees and expenses incurred under a variable insurance contract may still apply which may impact the value of your account. Additionally, the Portfolio may temporarily suspend the payment of redemptions in order to facilitate an orderly liquidation process in the event the Capital Protection Agreement is terminated.

The Portfolio will notify the insurance company or qualified plan through which you hold your shares that a Termination Event has occurred and whether the Portfolio is proceeding with the liquidation process following such event. It is anticipated that the insurance company or qualified plan will notify you as a policy owner or contract holder of the pending liquidation and will provide you with instructions regarding how to transfer your assets to the other portfolios available under your contract or your qualified plan, as applicable. In the event that you do not select a new investment option prior to the Portfolio’s Liquidation Date, the proceeds from the liquidation will be placed in a default investment option as determined by the insurance company or qualified plan. Please refer to the appropriate separate account prospectus or plan documents and/or consult the insurance company or qualified plan through which you hold your shares for more information on other investment options available to you and instructions on how to transfer your contract value.

FEES AND EXPENSES

Please refer to the following important information when reviewing the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of the Prospectus. The fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2012.

•	“Annual Fund Operating Expenses” are paid out of the Portfolio’s assets and include fees for portfolio management and administrative services, including recordkeeping, subaccounting, and other shareholder services. You do not pay these fees directly but, as the Example in the Portfolio Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by the Portfolio to Janus Capital. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	“Distribution/Service (12b-1) Fees.” Because 12b-1 fees are charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

•	“Other Expenses”

○	include the fee paid to the Capital Protection Provider. Because the fee is based on the aggregate protected assets of the Portfolio, it can fluctuate between 0.60% and 0.75%.
○	may include acquired fund fees and expenses, which are indirect expenses the Portfolio may incur as a result of investing in shares of an underlying fund. “Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a portfolio invests or has invested during the period. To the extent that the Portfolio invests in Acquired Funds, the Portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds. Such amounts are less than 0.01%.
○	may include reimbursement to Janus Services LLC of its out-of-pocket costs for serving as transfer agent and providing servicing to shareholders, including servicing provided by third parties.

•	Janus Capital has contractually agreed until at least May 1, 2014 to waive the Portfolio’s “Total Annual Fund Operating Expenses” to 1.53%, which reflects the inclusion of the Capital Protection Fee at a maximum annual rate of 0.75%. Because the Capital Protection Fee is based on the aggregate protected assets of the Portfolio rather than on the Portfolio’s total net assets, it can fluctuate between 0.60% and 0.75%, thereby resulting in the expense limit fluctuating between 1.38% and 1.53%. The expense limit is described in the “Management Expenses” section of this Prospectus.

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•	All expenses in the Portfolio’s “Fees and Expenses of the Portfolio” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

ADDITIONAL INVESTMENT STRATEGIES AND GENERAL PORTFOLIO POLICIES

The Portfolio’s Board of Trustees (“Trustees”) may change the Portfolio’s investment objective, risk allocation methodology, or non-fundamental principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change to the Portfolio’s objective or principal investment strategies it considers material. If there is a material change to the Portfolio’s objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to the Portfolio, can be applied to either the Equity Component or the Protection Component, and provide further information including, but not limited to, the types of securities the Portfolio may invest in when implementing its investment objective. Some of these strategies and policies may be part of a principal strategy. Other strategies and policies may be utilized to a lesser extent. Except for the Portfolio’s policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities except to meet the requirements of the risk allocation methodology under the Capital Protection Agreement. Changes to the portfolio relating to the allocation between and within the Equity Component and the Protection Component may impact the use of these investment strategies and policies. In addition, the investments that are eligible as investments in the Equity Component or Protection Component can be amended from time to time.

Cash Position
Notwithstanding the Portfolio’s investments in the Protection Component of its principal investment strategy, the Portfolio may also increase its cash position when the portfolio manager believes that market conditions are unfavorable for investing, or when he is otherwise unable to locate attractive investment opportunities. In this case, the Portfolio’s allocation to cash or similar investments is residual and represents the assets that remain after the Portfolio has committed available assets to desirable investment opportunities. When the Portfolio’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested. To the extent the Portfolio invests its uninvested cash through a sweep program (meaning its cash position is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements), it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Portfolio from accessing its cash, which may result in delays in redeeming Portfolio shares if the Portfolio is in the process of liquidation.

The Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances to meet unusually large redemptions. The Portfolio’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may take positions that are inconsistent with its investment objective. As a result, the Portfolio may not achieve its investment objective.

Common Stock
As part of the risk allocation methodology, the Portfolio’s Equity Component is likely to be comprised of common stocks. The portfolio manager generally takes a “bottom up” approach to selecting companies in which to invest. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The portfolio manager may sell a holding if, among other things, the security reaches the portfolio manager’s price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio manager finds a better investment opportunity. The portfolio manager may also sell a Portfolio holding to bring the Portfolio’s risk profile in line with the risk parameters provided by the risk allocation methodology or to meet redemptions.

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Emerging Markets
The Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Under the Capital Protection Agreement, such countries include, but might not be limited to, Brazil, China, Hong Kong, Israel, Mexico, New Zealand, Singapore, South Korea, Russia, Turkey, Hungary, Vietnam, or South Africa. Countries that are considered “emerging markets” may change at any time without prior notice to shareholders.

Foreign Securities
The Portfolio may invest in foreign securities. The portfolio manager seeks investments that meet the selection criteria, regardless of where an issuer or company is located. Foreign securities are generally selected on a security-by-security basis without regard to any predetermined allocation among countries or geographic regions. However, based on the risk parameters set forth by the risk allocation methodology, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest, and the Portfolio may at times have significant foreign exposure, including exposure to emerging markets.

High-Yield/High-Risk Bonds
A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Services (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. To the extent the Portfolio invests in high-yield/high-risk bonds, under normal circumstances, the Portfolio will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets.

Illiquid Investments
Although the Portfolio intends to invest in liquid securities, it may hold up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission (“SEC”) regulations (these are known as “restricted securities”). Under procedures adopted by the Portfolio’s Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit. Such investments could impact the Portfolio’s ability to liquidate and distribute shares.

Portfolio Turnover
The risk allocation methodology utilized by the Portfolio seeks to allocate the Portfolio’s assets between and within the Equity Component and the Protection Component in a manner designed to minimize the effect of equity market volatility on the Portfolio. As a result, and as market conditions change, the risk parameters within which the portfolio manager must manage the Portfolio will vary over time; therefore, the Portfolio’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds. In general, however, the Portfolio intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from changes in the Portfolio’s risk profile, liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Portfolio, the nature of the Portfolio’s investments, and the investment style of the portfolio manager. Changes are normally made in the portfolio whenever the portfolio manager believes such changes are desirable, as well as in response to the risk allocation methodology. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

Due to the nature of the securities in which it can invest and the risk allocation methodology, the Portfolio will likely have relatively high portfolio turnover compared to other portfolios.

Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover also may have a negative effect on the Portfolio’s performance. The “Financial Highlights” section of this Prospectus shows the Portfolio’s historical turnover rates.

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Real Estate-Related Securities
The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded over-the-counter.

Short Sales
The Portfolio may engage in short sales. A short sale is generally a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the Portfolio will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the Portfolio may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the Portfolio may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the Portfolio will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, the Portfolio’s losses are potentially unlimited in a short sale transaction. The Portfolio’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the Portfolio may be required to pay in connection with a short sale. Such payments may result in the Portfolio having higher expenses than a portfolio that does not engage in short sales and may negatively affect the Portfolio’s performance.

The Portfolio may also enter into short positions through derivative instruments such as options contracts, futures contracts, and swap agreements which may expose the Portfolio to similar risks. To the extent that the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Due to certain foreign countries’ restrictions, the Portfolio will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, the Portfolio’s ability to fully implement a short selling strategy that could otherwise help the Portfolio pursue its investment goals may be limited. There can be no assurance that the implementation of a short sale strategy will be successful.

Swap Agreements
The Portfolio may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect its portfolio from adverse movements in securities prices, the rate of inflation, or interest rates. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If the other party to a swap defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return. Various types of swaps such as credit default, equity, interest rate, and total return swaps are described in the “Glossary of Investment Terms.”

U.S. Government Securities
The Portfolio may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the “full faith and credit” of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Such securities may involve increased risk

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of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

Other Types of Investments
Unless otherwise stated within its specific investment policies, the Portfolio may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not principal investment strategies of the Portfolio. If successful, they may benefit the Portfolio by earning a return on the Portfolio’s assets or reducing risk; however, they may not achieve the Portfolio’s investment objective. These securities and strategies may include:

•	debt securities (such as bonds, notes, and debentures)

•	exchange-traded funds

•	preferred stocks and securities convertible into common stocks or preferred stocks

•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

•	non-U.S. Government securities

•	various derivative transactions (which could comprise a significant percentage of a portfolio’s holdings) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, inflation index, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to earn income and enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to adjust currency exposure relative to a benchmark index, to gain exposure to the market pending investment of cash balances, or to meet liquidity needs

ADDITIONAL RISKS OF THE PORTFOLIO

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Portfolio. To varying degrees, the Portfolio may invest in stocks, fixed-income securities, alternative strategy investments, and money market instruments or cash/cash equivalents. In addition to the principal risks of the Portfolio which are summarized in the Portfolio Summary section, the Portfolio may be subject to additional risks as a result of additional investment strategies and general policies that may apply to the Portfolio. The following information is intended to help you better understand some of the risks of investing in the Portfolio. The impact of the following risks on the Portfolio may vary depending on the Portfolio’s investments. The greater the Portfolio’s investment in a particular security, the greater the Portfolio’s exposure to the risks associated with that security. Further, the Portfolio may be subject to additional risks other than those described below because the types of investments made by the Portfolio can change over time. Before investing in the Portfolio, you should consider carefully the risks that you assume when investing in the Portfolio.

Credit Quality Risks. Through the Portfolio’s investments in fixed-income securities, the Portfolio is subject to the risks associated with the credit quality of the issuers of those fixed-income securities. Credit quality measures the likelihood that the issuer or borrower will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. Higher credit risk may negatively impact the Portfolio’s returns. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s, Fitch, and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay interest at a higher rate to compensate for the associated greater risk. Interest rates can fluctuate in response to economic or market conditions, which can result in a fluctuation in the price of a security and impact your return. If a security has not received a rating, the Portfolio must rely upon Janus Capital’s credit assessment, which if incorrect can also impact the Portfolio’s returns. Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

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Emerging Markets Risk. The Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Under the Capital Protection Agreement, such countries include, but might not be limited to, Brazil, China, Hong Kong, Israel, Mexico, New Zealand, Singapore, South Korea, Russia, Turkey, Hungary, Vietnam, or South Africa. Countries that are considered “emerging markets” may change at any time without prior notice to shareholders. To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. The securities markets of many of these countries may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolio to obtain or to enforce a judgment against the issuers of such securities. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. The Portfolio may be subject to emerging markets risk to the extent that it invests in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks.

Fixed-Income Securities Risk. The Portfolio may invest in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Portfolio’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Portfolio having to reinvest its proceeds in lower yielding securities. Fixed-income securities may also be subject to valuation risk and liquidity risk. Valuation risk is the risk that one or more of the fixed-income securities in which the Portfolio invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the Portfolio would like or at the price the portfolio manager believes the security is currently worth. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Exposure Risks. The Portfolio may invest in foreign securities, including “emerging markets,” either indirectly through various derivative instruments (including, but not limited to, participatory notes, depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities

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because the Portfolio’s performance may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

•	Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Portfolio’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

•	Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares, or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on the Portfolio. Such factors may hinder the Portfolio’s ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio’s investment strategies and potentially affecting the value of the Portfolio.

•	Geographic Investment Risk. To the extent that the Portfolio invests a significant portion of its assets in a particular country or geographic region, the Portfolio will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Portfolio’s performance.

•	Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s, Fitch, and Moody’s or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Industry Risk. Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Portfolio’s investments, if any, in multiple companies in a particular industry increase the Portfolio’s exposure to industry risk.

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Interest Rate Risk. Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern. The Portfolio may use futures, swaps, options, and other derivatives to manage interest rate risk.

Management Risk. The Portfolio is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Portfolio may fail to produce the intended results. The Portfolio may underperform its benchmark index or other mutual funds with similar investment objectives.

Because the Portfolio may invest substantially all of its assets in common stocks, a main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio’s share price may also decrease.

The Portfolio may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates as well as to gain exposure to volatility, such as a volatility index, including an index managed by the Capital Protection Provider. The Portfolio may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that the portfolio manager’s use of derivative investments will benefit the Portfolio. The Portfolio’s performance could be worse than if the Portfolio had not used such instruments. Use of such investments may instead increase risk to the Portfolio and could increase counterparty exposure to the Capital Protection Provider, rather than reduce risk.

The Portfolio’s performance may also be significantly affected, positively or negatively, by the portfolio manager’s use of certain types of investments, such as foreign (non-U.S.) securities, non-investment grade bonds (“junk” bonds), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that the portfolio manager’s use of IPOs and other types of investments may have a magnified performance impact on a portfolio with a small asset base and the portfolio may not experience similar performance as its assets grow.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s holdings decreases, the Portfolio’s net asset value will also decrease, which means you may lose money. Further, the Portfolio’s use of the risk allocation methodology is intended to protect against significant downward movement of the NAV per share, particularly in times of heightened volatility in the equity markets but the methodology may not protect the Portfolio if equity markets take a sudden and/or significant fall. Because the NAV per share for a share class is protected to at least 80%, and not 100%, of its highest attained NAV since the inception of the share class (as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), it is possible that in the event that equity markets fall and the Protection is triggered, you could lose money.

It is also important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on the Portfolio, such as a decline in the value and liquidity of many securities held by the Portfolio, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Portfolio expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited

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to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by the Portfolio, including potentially limiting or completely restricting the ability of the Portfolio to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known. To the extent these or other legislative or regulatory changes not known as of the Portfolio’s inception result in the imposition or increase in capital or collateral required by the Capital Protection Provider or the Parent Guarantor, the Portfolio’s Trustees may approve additional costs to be paid by the Portfolio to continue the Capital Protection Agreement or may terminate the agreement.

In addition, European markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and worldwide sellers of credit default swaps linked to that country’s creditworthiness. These trends have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of all European countries, which in turn may have a material adverse effect on the Portfolio’s investments in such countries, other countries that depend on European countries for significant amounts of trade or investment, or issuers with exposure to European debt.

Other Counterparty Risk. In addition to the counterparty risk associated with the Capital Protection Provider and Parent Guarantor, the Portfolio may also be exposed to counterparty risk through participation in various programs including, but not limited to, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties. Under the terms of the Capital Protection Agreement, the Protected NAV of each share class will be reduced by any reductions in the NAV per share resulting from such events as, but not limited to, (i) the bankruptcy, insolvency, reorganization or default of a contractual counterparty of the Portfolio, including counterparties to derivatives transactions, and entities that hold cash or other assets of the Portfolio; (ii) any trade or pricing error of the Portfolio; and (iii) any realized or unrealized losses on any investment of the Portfolio in money market funds.

Real Estate Securities Risk. To the extent it holds equity and/or debt securities of real estate-related companies, the Portfolio may be affected by the risks associated with real estate investments. The value of securities of companies in real estate and real estate-related industries, including securities of REITs, is sensitive to decreases in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding/supply and demand, increased competition, local and general economic conditions, increases in operating costs, environmental liabilities, management skill in running a REIT, and the creditworthiness of the REIT. In addition, mortgage REITs and mortgage-backed securities are subject to prepayment risk. Mortgage-backed securities comprised of subprime mortgages and investments in other real estate-backed securities comprised of under-performing real estate assets also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. If the Portfolio has REIT investments, the Portfolio’s shareholders will indirectly bear their proportionate share of the REIT’s expenses, in addition to their proportionate share of the Portfolio’s expenses.

REIT Risk. To the extent that the Portfolio invests in REITs, it may be subject to the additional risks associated with REIT investments. The ability to trade REITs in the secondary market can be more limited compared to other equity investments, and certain REITs have relatively small market capitalizations, which can increase the volatility of the market price for their securities. REITs are also subject to heavy cash flow dependency to allow them to make distributions to their shareholders.

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The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs and changes in capital markets and interest rates. The prices of mortgage REITs are affected by the quality of any credit they extend, the creditworthiness of the mortgages they hold, as well as by the value of the property that secures the mortgages. Equity REITs and mortgage REITs generally are not diversified and are subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. There is also the risk that borrowers under mortgages held by a REIT or lessees of a property that a REIT owns may be unable to meet their obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may incur substantial costs associated with protecting its investments. Certain “special purpose” REITs in which the Portfolio may invest focus their assets in specific real property sectors, such as hotels, shopping malls, nursing homes, or warehouses, and are therefore subject to the specific risks associated with adverse developments in these sectors.

Small- and Mid-Sized Companies Risk. The Portfolio’s investments in securities issued by small- and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on the Portfolio’s returns, especially as market conditions change.

Sovereign Debt Risk. The Portfolio may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid.

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Management of the Portfolio

INVESTMENT ADVISER

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Portfolio. Janus Capital is responsible for the day-to-day management of the Portfolio’s investment portfolio and furnishes continuous advice and recommendations concerning the Portfolio’s investments. Janus Capital also provides certain administration and other services and is responsible for other business affairs of the Portfolio.

Janus Capital (together with its predecessors) has served as investment adviser to Janus mutual funds since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.

Janus Capital furnishes certain administration, compliance, and accounting services for the Portfolio and is reimbursed by the Portfolio for certain of its costs in providing those services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. Janus Capital provides office space for the Portfolio. Some expenses related to compensation payable to the Janus funds’ Chief Compliance Officer and compliance staff are shared with the Janus funds. The Portfolio also pays for salaries, fees, and expenses of certain Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Janus funds. The Janus funds pay these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolio.

MANAGEMENT EXPENSES

The Portfolio pays Janus Capital an investment advisory fee and incurs expenses, including the distribution and shareholder servicing fees (12b-1 fee), any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, the capital protection fee, and Independent Trustees’ fees and expenses. The Portfolio’s investment advisory fee is calculated daily and paid monthly. The Portfolio’s advisory agreement details the investment advisory fee and other expenses that the Portfolio must pay.

The following table reflects the Portfolio’s contractual investment advisory fee rate (expressed as an annual rate), as well as the actual investment advisory fee rate paid by the Portfolio to Janus Capital. The rate shown is a fixed rate based on the Portfolio’s average daily net assets.

Actual Investment
		Contractual	Advisory Fee
	Average Daily	Investment	Rate (%) (for
	Net Assets	Advisory Fee (%)	the fiscal year ended
Portfolio Name	of the Portfolio	(annual rate)	December 31, 2012)
Protected Series – Growth(1)	All Asset Levels	0.64	0.00(2)

(1)	Janus Capital has agreed to waive the Portfolio’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to a certain level until at least May 1, 2014. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of the Prospectus, and additional information is included under “Expense Limitation” below. The waiver is not reflected in the contractual fee rate shown.

(2)	For the fiscal year ended December 31, 2012, the Portfolio did not pay Janus Capital any investment advisory fees (net of fee waivers) because the Portfolio’s fee waiver exceeded the investment advisory fee.

A discussion regarding the basis for the Trustees’ approval of the Portfolio’s investment advisory agreement is included in the Portfolio’s annual or semiannual report to shareholders. You can request the Portfolio’s annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/variable-insurance.

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Expense Limitation
Janus Capital has contractually agreed to waive the advisory fee payable by the Portfolio in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses in any fiscal year, including the investment advisory fee and the capital protection fee, but excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of the Portfolio, see the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of the Prospectus. Janus Capital has agreed to continue the waiver until at least May 1, 2014. Mortality risk, expense risk, and other charges imposed by participating insurance companies are also excluded from the expense limitation noted.

Portfolio Name	Expense Limit Percentage (%)
Protected Series – Growth	1.38-1.53*

*	Varies based on the amount of the Capital Protection Fee.

Capital Protection Arrangement
BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer, is the Portfolio’s Capital Protection Provider. Pursuant to the Capital Protection Agreement, the Capital Protection Provider has agreed to provide capital protection to protect against a decrease in the NAV per share for each share class of the Portfolio below 80% of the highest NAV per share for the share class attained since the inception of the share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items, provided the terms and conditions of the Capital Protection Agreement are satisfied and the agreement is not otherwise void. For this capital protection, the Portfolio pays the Capital Protection Provider, under the Capital Protection Agreement, a fee equal to 0.75% of the Aggregate Protected Amount, which is calculated daily and paid monthly. Because the Capital Protection Fee is based on the aggregate protected assets of the Portfolio rather than on the Portfolio’s total net assets, it can fluctuate between 0.60% and 0.75%.

BNP Paribas, the Parent Guarantor and the Capital Protection Provider’s ultimate parent company, has provided an irrevocable guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider to pay or deliver payment on its obligations under the Capital Protection Agreement to the extent that the Capital Protection Provider is obligated to pay. The Capital Protection Provider is a subsidiary of the Parent Guarantor and is a U.S. registered broker-dealer. Under the Parent Guaranty, the Parent Guarantor can assert the same defenses, rights, set offs, or counterclaims as the Capital Protection Provider would have under the Capital Protection Agreement.

Neither the Capital Protection Provider nor the Parent Guarantor is an insurance company or an insurance provider. Nor is the Capital Protection Provider, the Parent Guarantor, or any of their affiliates acting as an investment adviser or subadviser to the Portfolio. The Settlement Amount under the Capital Protection Agreement is owed directly to the Portfolio and not the Portfolio’s investors. Therefore, as a shareholder you will not have any action against or recourse to the Capital Protection Provider or the Parent Guarantor. Further, no shareholder will have any right to receive payment, or any other rights whatsoever, under the Capital Protection Agreement or the Parent Guaranty.

None of the Capital Protection Provider, the Parent Guarantor, or any of their affiliates, have participated in the organization of the Portfolio nor do they make any representations regarding the advisability of investing in the Portfolio.

The Capital Protection Provider’s audited Statement of Financial Condition for the fiscal year ended December 31, 2012 is included as an exhibit to the Portfolio’s registration statement. You may request a copy of the most recent Statement of Financial Condition of the Capital Protection Provider, free of charge, by calling Janus Capital at 1-800-525-0020.

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INVESTMENT PERSONNEL

Protected Series – Growth
Jonathan D. Coleman, CFA, is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Portfolio Manager of Janus Aspen Protected Series – Growth, which he has managed since inception. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor’s degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

Information about the portfolio manager’s compensation structure and other accounts managed, as well as the range of his individual ownership of securities of the specific Portfolio(s) he manages and the aggregate range of his individual ownership in all mutual funds advised by Janus Capital, is included in the SAI.

Conflicts of Interest
Janus Capital manages many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. These conflicts are directly relevant for the Portfolio given that the portfolio manager also manages another Janus fund with a similar investment objective but without a Protected NAV such as that provided for the Portfolio under the Capital Protection Agreement. In addition, the other fund managed by the portfolio manager has a performance-based investment advisory fee. Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. To the extent that the Portfolio is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to the Portfolio. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund’s transaction costs. Pursuant to the terms of the Capital Protection Agreement, any such taxes could have the effect of reducing the Protected NAV of each share class thereby reducing the amount of protection afforded to the Portfolio. In addition, large redemptions by a Janus “fund of funds” may cause a fund’s expense ratio to increase due to a resulting smaller asset base. To the extent that a Janus “fund of funds” invests in the Portfolio, it will be treated like any other shareholder of the Portfolio and will receive its proportionate share of any Settlement Amount paid to the Portfolio to the extent the Protection is triggered. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Portfolio’s SAI.

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Other information

CLASSES OF SHARES

Only Service Shares are offered by this Prospectus. The Shares are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans, that require a fee from Portfolio assets to procure distribution and/or administrative services to contract owners and plan participants. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares, please call 1-800-525-0020. In addition, for an analysis of fees associated with an investment in either share class or other similar funds, please visit www.finra.org/fundanalyzer.

CLOSED FUND POLICIES

The Portfolio may limit sales of its Shares to new investors if Janus Capital and the Trustees believe continued sales may adversely affect the Portfolio’s ability to achieve its investment objective or exceed the amount of Protection under the Capital Protection Agreement. If sales of the Portfolio are limited, it is expected that existing shareholders invested in the Portfolio would be permitted to continue to purchase Shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Requests for new accounts into a closed portfolio would be reviewed by management, taking into consideration eligibility requirements and whether the addition to the portfolio is believed to negatively impact existing portfolio shareholders. The closed portfolio may decline opening new accounts, including eligible new accounts, if it would be in the best interests of the portfolio and its shareholders. If applicable, additional information regarding general policies and exceptions can be found in the closed portfolios’ prospectuses.

LIQUIDATION/REORGANIZATION OF A PORTFOLIO

It is important to know that, pursuant to the Trust’s Amended and Restated Trust Instrument and in accordance with any applicable regulations and laws, the Trustees have the authority to merge, liquidate, and/or reorganize a portfolio into another portfolio without seeking shareholder vote or consent.

DISTRIBUTION OF THE PORTFOLIO

The Portfolio is distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

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Distributions and taxes

DISTRIBUTIONS

To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. The Portfolio’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term capital gains, if any, are paid to shareholders as capital gains distributions, regardless of how long Shares of the Portfolio have been held. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

Because the payment of dividends and distributions could have the effect of reducing the Portfolio’s NAV as a result of the reduction in the aggregate value of the Portfolio’s assets, any such distribution made during the term of the Capital Protection Agreement, including those made before you became a shareholder, will reduce the Protected NAV of each share class and therefore the amount of protection afforded to the Portfolio by the Capital Protection Provider. This means that the Protected NAV could be less than 80% of the highest previously attained NAV. Janus Capital intends to estimate dividends payable prior to any distribution date in an effort to minimize the impact of such distributions to the Protected NAV. There is no guarantee that Janus Capital will be successful in doing so. Incorrect estimates could impact the dividend calculation methodology and affect the Protected NAV per share.

Distribution Schedule
Dividends for the Portfolio are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June. However, in certain situations it may be necessary for the Portfolio to declare and distribute capital gains in December. If necessary, dividends and net capital gains may be distributed at other times as well. Distributions of net investment income and net capital gains, if any, are automatically reinvested in additional Shares of the Portfolio.

How Distributions Affect the Portfolio’s NAV
Distributions are paid to shareholders as of the record date of a distribution of the Portfolio, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in the Portfolio’s daily net asset value (“NAV”). The share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio’s share price was $10.00 on December 30, the Portfolio’s share price on December 31 would be $9.75, barring market fluctuations. Please refer to Appendix A for additional examples of how distributions will affect the Protected NAV.

TAXES

Taxes on Distributions
Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. Generally, withdrawals from such contracts or plans may be subject to federal income tax at ordinary income rates and, if withdrawals are made from a retirement plan before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

Please refer to Appendix A for additional examples of how distributions will affect the Protected NAV.

Taxation of the Portfolio
Dividends, interest, and some capital gains received by the Portfolio on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Portfolio is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

The federal income tax treatment of any payment made by the Capital Protection Provider to the Portfolio is uncertain. The Portfolio intends to take the position that the right to receive a payment from the Capital Protection Provider is itself a capital asset and that in the event the Protection is triggered and cash is received by the Portfolio, the Protection payment will be considered a capital gain to the Portfolio; however, it is possible that some or all of the Protection payment could be treated as ordinary income. It is expected the Protection payment will be part of any redemption proceeds paid out to shareholders. In the event of liquidation of the Portfolio, the Protection payment would be part of the final distribution of the Portfolio and

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the shareholders will receive Protection amount in the form of a final distribution and redemption proceeds. Any amount distributed to shareholders as a final distribution for the Portfolio as part of the liquidation would be taxed at the appropriate rate depending on its classification.

The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to satisfy the diversification requirements applicable to insurance company separate accounts under the Internal Revenue Code. Portfolios that invest in partnerships may be subject to state tax liabilities. Any tax liability of the Portfolio that accrues during the term of the Capital Protection Agreement, including taxes that accrued before you became a shareholder, will reduce the Protected NAV for each share class and therefore the amount of protection afforded to the Portfolio by the Capital Protection Provider.

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Shareholder’s guide

Investors may not purchase or redeem Shares of the Portfolio directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through certain qualified retirement plans. Refer to the prospectus for the participating insurance company’s separate account or your plan documents for instructions on purchasing or selling variable insurance contracts and on how to select the Portfolio as an investment option for a contract or a qualified retirement plan.

With certain limited exceptions, the Portfolio is available only to U.S. citizens or residents.

PRICING OF PORTFOLIO SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The Portfolio’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Foreign securities held by the Portfolio may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of the Portfolio’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem the Portfolio’s Shares.

All purchases and redemptions will be duly processed at the NAV next determined after your request is received in good order by the Portfolio or its agents. Only shareholders who hold their Shares and sell those shares on the Termination Date are entitled to receive the Protected NAV from the Portfolio. In order to receive a day’s price, your order must be received in good order by the Portfolio (or insurance company or plan sponsor) or its agents by the close of the regular trading session of the NYSE.

Securities held by the Portfolio are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Portfolio uses systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The Capital Protection Agreement will be fair valued on a daily basis in accordance with the Portfolio’s Fair Valuation Procedures. Factors considered in determining a fair value are expected to be based on standard option pricing models which take into account, among other factors, market volatility, whether a shortfall exists or is likely to occur, and the amount and timing of any payments owed.

Due to the subjective nature of fair value pricing, the Portfolio’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the portfolio securities and the reflection of such change in the Portfolio’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as “stale pricing”). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Portfolio’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of the Portfolio may dilute the NAV of the Portfolio, which negatively impacts

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long-term shareholders. The Portfolio’s fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by the Portfolio, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

DISTRIBUTION AND SHAREHOLDER SERVICING FEE

Distribution and Shareholder Servicing Plan
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, the Shares may pay Janus Distributors, the Trust’s distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or administrative services performed by such entities. Because 12b-1 fees are paid out of the Portfolio’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

From its own assets, Janus Capital or its affiliates may pay fees to selected insurance companies, qualified plan service providers or their affiliates, or other financial intermediaries that distribute, market, or promote the Portfolio or perform related services for contract owners and plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

Janus Capital or its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Portfolio. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the fees described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) fees or reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

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From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price a contract owner or plan participant pays for Shares nor the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Portfolio and when considering which share class of the Portfolio is most appropriate for you. Please contact your insurance company or plan sponsor for details on such arrangements.

PURCHASES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Under certain circumstances, the Portfolio may permit an in-kind purchase of Shares. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf. As discussed under “Payments to financial intermediaries by Janus Capital or its affiliates,” Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers, or their affiliates, or other financial intermediaries that were instrumental in the acquisition or retention of accounts in the Portfolio or that provide services in connection with investments in the Portfolio. You should consider such arrangements when evaluating any recommendation of the Portfolio.

The Portfolio reserves the right to reject any purchase order, including exchange purchases, for any reason. In the event of liquidation of the Portfolio, it is expected that the Portfolio will reject purchases into the Portfolio, except that automated or scheduled purchases may be permitted. The Portfolio is not intended for excessive trading. For more information about the Portfolio’s policy on excessive trading, refer to “Excessive Trading.”

The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your insurance company or plan sponsor is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your insurance company or plan sponsor may temporarily limit additional share purchases. In addition, your insurance company or plan sponsor may close an account if they are unable to verify a shareholder’s identity. Please contact your insurance company or plan sponsor if you need additional assistance when completing your application or additional information about the insurance company or plan sponsor’s Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus Capital’s Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Potential Conflicts
Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its Shares to unaffiliated variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Portfolio may refuse to sell its Shares to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio’s Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio’s shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the

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Portfolio. Janus Capital intends to monitor such qualified plans, and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

REDEMPTIONS

Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Please refer to the appropriate separate account prospectus or plan documents for details.

Shares of the Portfolio may be redeemed on any business day on which the Portfolio’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Portfolio or its agents. Redemption proceeds will normally be sent the business day following receipt of the redemption order. Only shareholders who hold their Shares and sell those shares on the Termination Date are entitled to receive the Protected NAV from the Portfolio.

The Portfolio reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Portfolio to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Large Shareholder Redemptions
Certain participating insurance companies, accounts, or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Portfolio’s Shares. Redemptions by these participating insurance companies or accounts of their holdings in the Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force the Portfolio to sell securities, which may negatively impact the Portfolio’s brokerage costs.

Redemptions In-Kind
Shares normally will be redeemed for cash, although the Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a portfolio, by delivery of securities selected from its assets at its discretion. However, the Portfolio is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Portfolio will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Portfolio for cash redemptions.

While the Portfolio may pay redemptions in-kind, the Portfolio may instead choose to raise cash to meet redemption requests through the sale of portfolio securities or permissible borrowings. If the Portfolio is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s NAV and may increase brokerage costs.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares (“excessive trading”). The Portfolio is intended for long-term investment purposes only, and the Portfolio will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Portfolio’s excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolio may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries (such as insurance companies or plan sponsors). By their nature, omnibus accounts, in which purchases and redemptions of the Portfolio’s shares by multiple investors are aggregated by the intermediary and presented to the Portfolio on a net basis,

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may effectively conceal the identity of individual investors and their transactions from the Portfolio and its agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Portfolio attempts to deter excessive trading through at least the following methods:

•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Portfolio Shares.”

Generally, a purchase and redemption of Shares from the Portfolio (i.e., “round trip”) within 90 calendar days may result in enforcement of the Portfolio’s excessive trading policies and procedures with respect to future purchase orders, provided that the Portfolio reserves the right to reject any purchase request as explained above.

The Portfolio monitors for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of any investor who makes more than one round trip in the Portfolio over a 90-day period, and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolio’s excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Portfolio’s Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of the Portfolio’s excessive trading policies and procedures and may be rejected in whole or in part by the Portfolio. The Portfolio, however, cannot always identify or reasonably detect excessive trading that may be facilitated by insurance companies or plan sponsors or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Portfolio, and thus the Portfolio may have difficulty curtailing such activity. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolio’s excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio.

In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolio or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolio’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Portfolio shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolio’s methods to detect and deter excessive trading.

The Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Portfolio. For example, the Portfolio may refuse a purchase order if the portfolio manager believes he would be unable to invest the money effectively in accordance with the Portfolio’s investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Portfolio’s policies and procedures regarding excessive trading may be modified at any time by the Portfolio’s Trustees.

Excessive Trading Risks
Excessive trading may present risks to the Portfolio’s long-term shareholders. Excessive trading into and out of the Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders, and may increase

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Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Portfolios that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a portfolio based on events occurring after the close of a foreign market that may not be reflected in the portfolio’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in portfolios which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as “stale pricing”). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Portfolio’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of the Portfolio, which negatively impacts long-term shareholders. Although the Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Portfolio shares.

Although the Portfolio takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolio may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Portfolio and its agents. This makes the Portfolio’s identification of excessive trading transactions in the Portfolio through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Moreover, the contract between an insurance company and the owner of a variable insurance contract may govern the frequency with which the contract owner may cause the insurance company to purchase or redeem shares of the Portfolio. Although the Portfolio encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolio cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their insurance company or plan sponsor with respect to excessive trading in the Portfolio.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the portfolios and to protect the confidentiality of the portfolios’ holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings. In addition to the below, the Protected NAV is expected to be available at janus.com/variable-insurance, and updated to reflect any change to the Protected NAV within one business day of such change.

•	Full Holdings. The Portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Portfolio shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Portfolio at janus.com/variable-insurance.

The Portfolio may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. The Portfolio’s top portfolio holdings, in order of position size and as a percentage of the Portfolio’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. The Portfolio may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a

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calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Portfolio performance.

•	Equity Component vs. Protection Component. The percentages of the Portfolio’s holdings that are allocated to the Equity Component and the Protection Component are expected to be available on a daily basis.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Portfolios disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Portfolio’s holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Portfolio’s SAI.

SHAREHOLDER COMMUNICATIONS

Your insurance company or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolio. These reports show the Portfolio’s investments and the market value of such investments, as well as other information about the Portfolio and its operations. Please contact your insurance company or plan sponsor to obtain these reports. The Trust’s fiscal year ends December 31.

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Financial highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance through December 31 of the fiscal period shown. Items “Net asset value, beginning of period” through “Net asset value, end of period” reflect financial results for a single Portfolio Share. The gross expense ratio reflects expenses prior to any expense offset arrangement and waivers (reimbursements), if applicable. The net expense ratio reflects expenses after any expense offset arrangement and waivers (reimbursements), if applicable. The information shown for the fiscal period ended December 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.

The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Service Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. If these charges and expenses had been included, the performance for the period shown would be lower. “Total return” information may include adjustments in accordance with generally accepted accounting principles. As a result, returns may differ from returns for shareholder transactions.

Protected Series – Growth – Service Shares
Period ended
December 31
2012(1)

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income/(loss)	(0.01)
Net gain/(loss) on securities (both realized and unrealized)	0.82
Total from investment operations	0.81

Less distributions:
Dividends (from net investment income)	—
Distributions (from capital gains)	—
Total distributions	—

Net asset value, end of period	$10.81

Total return(2)	8.10%

Net assets, end of period (in thousands)	$2,703
Average net assets for the period (in thousands)	$2,686
Ratio of gross expenses to average net assets(3)	4.77%
Ratio of net expenses to average net assets(3)	1.67%
Ratio of net investment income/(loss) to average net assets(3)	(0.27)%
Portfolio turnover rate	107%

(1)	Period from January 3, 2012 (commencement of operations) to December 31, 2012.

(2)	Not annualized for periods of less than one full year.

(3)	Annualized for periods of less than one full year.

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Appendix A

This Appendix provides additional information regarding how the Protection works in the event it is triggered and/or the Portfolio proceeds to liquidation, as well as how the Protection is calculated to help you understand the 80% protection of the NAV per share. The Protection applies only until the Termination Date. If the Protection is triggered and you are a shareholder as of the date of termination of the Capital Protection Agreement (the “Termination Date”), on the Termination Date, you will be entitled to the greater of the then-current NAV per share for your share class or the Protected NAV (80% of the previously highest attained NAV, as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), which will include any Settlement Amount due to the Portfolio. In other words, the value of your account as of the Termination Date is either the then-current NAV of your share class multiplied by the number of shares you own as of the Termination Date or – the Protected Amount – which is the product of multiplying the Protected NAV of your share class by the number of shares you own as of the Termination Date, which, in each case, such amount includes any Settlement Amount due to the Portfolio. The value of your account after the Termination Date is likely to fluctuate and there is no longer a Protected NAV. The Capital Protection Provider, subject to the conditions and limitations of the Capital Protection Agreement, is obligated to pay the Portfolio the lesser of the Aggregate Shortfall Amount and the Maximum Settlement Amount.

Below are several illustrations indicating how the Protection works and is calculated under different circumstances. Please keep in mind that once the Protection is triggered and the Portfolio receives the Settlement Amount, your investment is thereafter no longer protected. This means you could lose money, including money that was otherwise protected as of the Termination Date. The illustrations below represent what you would be entitled to receive as of the Termination Date and do not take into consideration potential losses incurred while the Portfolio’s assets are managed as cash and cash equivalents after the Termination Date.

Protection is Triggered. The Portfolio offers two share classes each having its own Protected NAV. If either share class was to fall below its respective Protected NAV (the “Protection Trigger”), the Aggregate Shortfall Amount would be calculated, and the Capital Protection Provider would be obligated to pay the Aggregate Shortfall Amount to the Portfolio. In this event, the Portfolio will be terminated and each share class will be liquidated.

Any payment owed to the Portfolio by the Capital Protection Provider will be made to each share class at the same ratio (or pro rata) to the aggregate NAV of each share class. The payment at the time of termination is based on the largest shortfall amount experienced by either share class, expressed as a percentage, and then multiplied by the aggregate NAV of each share class (the “pro rata protection payment”). The share class with the largest shortfall amount below its Protected NAV, meaning the largest gap between its NAV and the Protected NAV, receives a protection payment based on the shortfall between its then-current NAV and the Protected NAV. The other share class receives a pro rata protection payment. If the NAV of the other share class is also below its Protected NAV, the pro rata protection payment could be greater than 80% of the highest NAV ever attained by that share class. If, however, the NAV of the other share class is above its Protected NAV at the time of liquidation, shareholders will receive the then-current NAV which includes the pro rata protection payment noted above.

In the following scenario provided for illustration purposes (which does not include the impact of any reduction to the NAV as a result of dividends, distributions, any extraordinary expenses, and certain extraordinary items), the current NAV of Service Shares has fallen below its Protected NAV:

		NAV per					% of	Pro Rata
		share at time	Aggregate	Highest	Protected		Aggregate	Protection
Portfolio	Shares	of Protection	Share Class	NAV per	NAV per	Shortfall	Share	Payment
Share Class	Outstanding	Trigger	NAV	share	share	Amount*	Class NAV*	Due**
Institutional	1,250.000	$24.62	$30,775	$30.68	$24.54	—		$63

Service	1,400.000	$24.32	$34,048	$30.46	$24.37	$70	0.21%	$70

*	The amounts are rounded. Actual amounts differ due to rounding.
**	The “Pro Rata Protection Payment Due” is calculated using the “% of Aggregate Share Class NAV” for Service Shares (or 0.21%) multiplied by the “Aggregate Share Class NAV” of each share class. The amounts shown are rounded and would be different if not rounded.

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The chart below illustrates what a shareholder’s account would look like (assuming that they hold 100 shares of any share class as of the Termination Date) when the Protection is triggered by Service Shares:

		NAV per					% Protection	% Protection
		share at time	Aggregate	Highest	Protected		Before	After
Portfolio	Shares	of Protection	Share Class	NAV per	NAV per	Protection	Protection	Protection
Share Class	Outstanding	Trigger	NAV	share	share	Payment	Payment	Payment
Institutional	100.000	$24.62	$2,462	$30.68	$24.54	$5.17	80.2%	80.4%

Service	100.000	$24.32	$2,432	$30.46	$24.37	$5.11	79.8%	80.0%

As shown above, shareholders in the share class where the then-current NAV per share is greater than the Protected NAV will receive the then-current NAV for their share class, plus the pro rata protection payment (or 80.4% of the share class’ highest previously attained NAV as shown in the example) which is higher than the 80% protection level for that share class. Because the then-current NAV for Service Shares is below its Protected NAV (and it is the only share class with a NAV below its Protected NAV and therefore the share class with the largest gap between its NAV and its Protected NAV), resulting in Protection at 79.8% rather than 80%, shareholders in Service Shares will receive the Protected NAV (80% of the highest previously attained NAV for that class).

Protection Calculations/Protection is not Triggered. The following hypothetical examples illustrate how the Protection is applied, using Service Shares as an example. It is assumed that there is no default in connection with the Capital Protection Agreement by the Portfolio, Janus Capital, or the Capital Protection Provider, and the Protection has not been terminated. The Protected NAV in each example does not include any pro rata protection payment, which is only required to be paid to the Portfolio in the event the NAV for either share class falls below the Protected NAV. In addition, the following assumptions apply to each of the examples (all numbers are rounded):

Amount of Purchase: $20,000

Net Asset Value at Time of Purchase: $10.00 per share

Protected NAV at Time of Purchase: $8.00 per share (80% of $10.00)

Total Number of Shares Purchased: 2,000 ($20,000/$10.00 per share)

Examples 1 and 2 (Protection without the impact of dividends and distributions): These examples illustrate the Protection assuming there are no dividends or distributions paid after the highest NAV per share is attained.

Example 1: The highest NAV per share attained for Service Shares is $11.00 per share and no dividends or distributions are paid after the value is reached.

Your Protected Amount is $17,600, which is equal to the Protected NAV of $8.80 (80% of $11.00) times the number of shares that you own ($8.80 x 2,000 = $17,600).

Example 2: The highest NAV per share attained for Service Shares is $10.00 per share which was achieved on the date of your purchase, and no dividends or distributions are paid by the Portfolio after this date. The NAV subsequently declines to $9.00. Your Protected NAV is $8.00 (80% of $10.00 which is currently the highest attained NAV).

Your Protected Amount is $16,000 (2,000 x $8.00), the shares you purchased times the Protected NAV at the time of purchase.

Example 3 (Protection with the impact of dividends and distributions): This example illustrates the effects of dividends and distributions on your Protected Amount. The example does not reflect any adjustments due to differences between the estimated and actual dividend per share. The example assumes that your dividends and distributions have been reinvested. Although the Protected NAV will decline as dividends and distributions are paid out, this decline will be offset, to some extent but not completely, by an increase in the number of shares you own when your dividends and distributions are reinvested. If you redeem your shares prior to or after the Termination Date, you will not be entitled to the Protection on those shares. If you redeem some shares, you will then hold fewer shares, thereby reducing your Protected Amount. A redemption made from the Portfolio prior to or after the Termination Date will be made at the then-current NAV per share.

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The highest NAV per share has previously reached $12.50 per share which results in a Protected NAV of $10.00 per share. The NAV subsequently declines to $12.00 per share, and a $1.00 dividend per share is declared which are systematically reinvested. Thus, on the dividend date, the NAV per share is $11.00 (dividends are paid out of Portfolio assets: $12.00 - $1.00 = $11.00).

The new Protected NAV is calculated using the then-current Protected NAV ($10.00) divided by 1 plus the share distribution amount on the current NAV Calculation Date ($1.00) plus extraordinary expenses, if any ($0.00), divided by the NAV per share on the dividend date, ($11.00): ($10.00/[1 + ($1.00/$11.00)]) = $9.17, which becomes the new Protected NAV. In addition, the reinvestment of the $1.00 dividend results in the purchase of 181.818 additional shares: 2,000 (shares owned) x $1.00 per share dividend /$11.00 (net asset value) = 181.818 (additional shares purchased), bringing your total shares owned to 2,000 + 181.818 = 2,181.818.

Your Protected Amount is now 2,181.818 x $9.17 = $20,007.27.

Prior to the distribution, your Protected Amount was $20,000 (2,000 x $10.00). With the reinvestment of your dividends, your new Protected Amount is $20,007.27. The Protected NAV per share (due to the distribution) has decreased, but your Protected Amount remains essentially the same because you received more shares when your distribution was reinvested.

Although you can perform these calculations yourself, the Capital Protection Provider will calculate the Protected NAV for each share class, which will be available on the Janus website at janus.com/variable-insurance. Any change to the Protected NAV is expected to be updated within one business day of such change. The Protected NAV disclosed on the website will not include the effect of any pro rata protection payment. It is possible that the Portfolio’s calculations may differ from a shareholder’s calculation, for example, because of rounding or the number of decimal places used. In any case, the Capital Protection Provider’s calculations will be determinative.

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Appendix B

SUMMARY OF CAPITAL PROTECTION AGREEMENT TERMINATION EVENTS

The following is a summary of certain material terms of the Capital Protection Agreement related to its termination. The Capital Protection Agreement has an initial 10-year term and may be renewed for additional 10-year periods as mutually agreed upon by the Portfolio and the Capital Protection Provider. Termination events considered “early termination events” during a 10-year period do not relieve the Capital Protection Provider from its obligation to pay any shortfall amounts due to the Portfolio. This summary is qualified in its entirety by the Capital Protection Agreement, which has been filed with the SEC as an exhibit to this registration statement that includes this Prospectus. Any capitalized terms not defined herein have the meaning set forth in the Capital Protection Agreement. Section references are to the Capital Protection Agreement. For certain events described below, the Portfolio and/or Janus Capital have an opportunity to fix the event that created the termination.

Early Termination Events – Termination by the Capital Protection Provider Based on the Occurrence of Portfolio Events (Section 7.01)
The Capital Protection Provider shall have the right to terminate the Capital Protection Agreement (and, if so terminated, the Guarantor’s obligations to the Portfolio under the Guaranty shall terminate, provided, in both instances, that all amounts, if any, presently due and payable by the Capital Protection Provider at the time of such termination (including amounts due and payable as a result of such termination on the Settlement Date (as that term is defined in the Capital Protection Agreement)) have been paid in full by the Capital Protection Provider) upon written notice to the Portfolio on any Business Day (as such term is defined in the Capital Protection Agreement) when any of the following events (each, a “Portfolio Event”) shall occur:

(a) Any representation or warranty made by the Portfolio or Janus Capital in any Capital Protection Document or in connection with any Capital Protection Document, or amendment or waiver thereof, or any certificate delivered in connection therewith, shall be incorrect in any material respect when made; or

(b) The Portfolio fails to perform or observe certain terms, covenants, requirements or agreements and in certain circumstances, such failure could reasonably be expected to have a Material Adverse Effect, and such failure shall continue for the period of time specified in the Capital Protection Agreement; or

(c) The Portfolio fails to provide reporting to the Capital Protection Provider in a timely manner; or

(d) Any suspension of the publication of the calculation of the NAV Per Share of any Portfolio Share Class, except to the extent such suspension is due solely to a Market Disruption Event or pursuant to an order of the Commission, in each case, in the Capital Protection Provider’s reasonable discretion and does not continue for more than three Business Days; or

(e) The Portfolio shall fail to pay the Capital Protection Fee or any interest thereon or any other amount due and such failure shall continue for more than 10 Business Days following notice of such failure by the Capital Protection Provider to the Portfolio; or

(f) The Portfolio (A) fails to make any payment when due (whether by scheduled maturity, required prepayment, margin call, acceleration, demand or otherwise and after giving effect to any grace periods, to the extent applicable), in respect of any Contractual Obligation, Derivative Obligation, Debt, Contingent Obligation or Off-Balance Sheet Liability, of more than $10,000,000; provided, that the failure of the Portfolio to make a payment for a transaction that does not settle on the contracted settlement date (i.e., a failed trade) shall not constitute a Portfolio Event, or (B) fails to observe or perform any other agreement or condition relating to any Contractual Obligation, Derivative Obligation, Debt, Contingent Obligation or Off-Balance Sheet Liability, with an amount outstanding or an amount required to be paid by the Portfolio upon termination (including notional, principal, undrawn committed, available or contingent amounts and including amounts owing to all creditors under any combined or syndicated credit arrangement) of more than $10,000,000 (each, a “Material Financial Obligation”), or contained in any instrument or agreement evidencing, securing or relating thereto, or any other event occurs, the effect of which is to cause, or to permit the counterparty, holder or holders, creditor or creditors, or beneficiary or beneficiaries of such Material Financial Obligation (or a trustee or agent on behalf of such Persons) to cause, with the giving of notice if required, such Material Financial Obligation (1) in the case of any Contractual Obligation or Derivative Obligation, to be in default or terminated, (2) in the case of any Debt, Contingent Obligation or Off-Balance Sheet Liability, to be demanded or to become due or to be repurchased, prepaid, defeased or redeemed (in each case, automatically or otherwise), or an offer to repurchase, prepay, defease or redeem such Debt, Contingent Obligation or Off-Balance Sheet Liability to be made, prior to its stated maturity, or (3) in the case of any guaranty, to become payable; or

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(g) The Trust shall cease to be registered as an “investment company” under the 1940 Act; or

(h) A Change of Control or a Change in Key Management shall occur; or

(i) Any merger or consolidation of the Portfolio with or into, or the conveyance, transfer, lease or other disposition by the Portfolio, whether in one transaction or in a series of transactions, of all or substantially all of its property and assets (whether now owned or hereafter acquired) to, any Person (including, for the avoidance of doubt, any other series of the Trust); or

(j) A Bankruptcy Event shall occur with respect to the Trust, the Portfolio or Janus Capital; or

(k) The Capital Protection Provider shall have reasonably determined that (i) the Portfolio is a Benefit Plan Investor within the meaning of the Employee Retirement Income Security Act of 1974 (“ERISA”), including Section 3(42) of ERISA and any regulations issued under ERISA; (ii) the Capital Protection Provider is a fiduciary, within the meaning of ERISA, as a result of, or in connection with, the performance of its obligations under the Capital Protection Agreement; (iii) any Law has made it unlawful or prohibited under applicable law (including, without limitation, prohibited under ERISA or Section 4975 of the Internal Revenue Code of 1986), or that any Governmental Authority has asserted that it is unlawful, for any of the Capital Protection Provider, the Portfolio and/or the Guarantor to maintain any Capital Protection Document to which it is a party or to perform its respective obligations thereunder or (iv) any Law would allow any Governmental Authority to impose a sanction on or withhold a meaningful benefit from the Capital Protection Provider or Guarantor or any of their respective Affiliates if the Capital Protection Provider, the Portfolio and/or the Guarantor were to maintain, or in connection with any of them maintaining, any Capital Protection Document to which it is a party or were to perform, or in connection with any of them performing, its respective obligations thereunder; or

(l) (A) the adoption of any Law (other than a Tax Event), (B) any Change in Law (other than a Tax Event), (C) any change in compliance by the Capital Protection Provider or the Guarantor with any Law (other than a Tax Event) issued or created after the date hereof, whether or not having the force of Law, that in any case, in the Capital Protection Provider’s reasonable judgment, (i) subject to Section 7.04, has an adverse impact when compared to the tax treatment in effect on the date of this Agreement on the Capital Protection Provider’s or the Guarantor’s tax treatment under the Capital Protection Agreement or the Guaranty (including any tax or increased tax of any kind whatsoever with respect to this Agreement or any change in the basis or rate of taxation of payments to or by the Capital Protection Provider in respect thereof), (ii) would result in a Material Adverse Effect with respect to the Capital Protection Provider or the Guarantor if it were to continue performing its obligations hereunder or under the Capital Protection Agreement or the Guaranty, as applicable, or (iii) materially impairs the rights or remedies afforded the Capital Protection Provider or the Guarantor under the Capital Protection Agreement or the Guaranty; or

(m) The Portfolio shall fail to perform or observe any other term, condition, covenant, requirement or agreement applicable to the Portfolio contained in any Capital Protection Document, and such failure shall continue for 30 days after notice thereof; or

(n) A Tax Event shall occur that becomes a Portfolio Event; or

(o) A Reporting Event shall occur; or

(p) Any Custodian Event shall occur and, solely in the case of a Custodian Event that results from a Bankruptcy Event with respect to the Custodian in which the Custodian is under receivership, conservatorship or similar resolution process of any Governmental Authority that is, in the sole judgment of the Capital Protection Provider, not adversely effecting the Custodian’s execution of transactions or the Portfolio’s performance of its Obligations, a new Custodian is not appointed by the Trust within five Business Days after such Custodian Event; or

(q) Any judgment or order shall be entered against the Portfolio in any investigative, administrative or judicial proceeding involving a determination that the Portfolio shall have violated in any material respect any civil Law or for the payment of money in excess of $10,000,000 and (A) enforcement proceedings are commenced by the judgment creditor upon such judgment or order, or (B) there is a period of 10 consecutive days during which a stay of enforcement of such judgment, by reason of a pending appeal or otherwise, is not in effect; or

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(r) The Trust, with respect to the Portfolio, ceases to be a regulated investment company eligible to receive pass through tax treatment under Subchapter M of the Internal Revenue Code (the “Code”) or fails to be in compliance with Subchapter M of the Code; or

(s) Janus Capital shall fail to comply with any requirement of Law (including, but not limited to, the 1940 Act) or any order, writ, injunction or decree applicable to it or to its business or property except where the noncompliance therewith could not reasonably be expected to have a Material Adverse Effect with respect to the Portfolio, and such failure shall continue for 10 Business Days; or

(t) Any judgment or order shall be entered against the Portfolio in any investigative, administrative or judicial proceeding involving a determination that the Portfolio shall have violated in any material respect any criminal Law and there is a period of 10 consecutive days during which a stay of enforcement of such judgment, by reason of a pending appeal or otherwise, is not in effect; or

(u) There occurs (a) the public commencement of formal criminal charges or proceedings by a court, or a formal arrest of, or (b) the public filing or public announcement by any Governmental Authority of enforcement proceedings against, the Trust, the Portfolio, Janus Capital or any Key Employee, as the case may be, alleging a possible fraud, embezzlement, money laundering, insider trading, market manipulation, other violations of securities Laws (which other violation of securities laws, in the Capital Protection Provider’s reasonable judgment, could reasonably be expected to have a Material Adverse Effect), or a felony related to any of the foregoing; or

(v) Any Capital Protection Document, at any time after its execution and delivery and for any reason other than as expressly permitted in the Capital Protection Agreement, ceases to be in full force and effect against the Portfolio; or the Portfolio or any Affiliate of the Portfolio contests in any manner the validity or enforceability of any Capital Protection Document with respect to the Portfolio, denies that the Portfolio has any further liability or obligation under any Capital Protection Document and/or otherwise purports to revoke, terminate or rescind any Capital Protection Document; or

(w) The Aggregate Protected Amount shall exceed the Maximum Settlement Amount; or

(x) Either (i) the Prospectus is amended, supplemented or otherwise modified in form or substance as it relates to the investment policies and objectives of the Portfolio, or (ii) the investment policies and objectives of the Portfolio, or the Trust acting in relation to the Portfolio, are amended, supplemented or otherwise modified in form or substance, in any respect from those set forth in the Prospectus and, in each case, in the Capital Protection Provider’s judgment, such amendments, supplements or modifications could reasonably be expected to have a material adverse effect on the Capital Protection Provider’s rights or obligations under any Capital Protection Document.

Optional Termination by each Party (Section 7.02)
From and after the fifth anniversary of launch of the Portfolio, each Party shall have the right on any Business Day to terminate the Agreement by written notice to the other Party, which termination shall be effective on the date that is five years following the non-terminating Party’s receipt of such notice, or if such date is not a Business Day, the next succeeding Business Day thereafter.

Optional Termination by the Portfolio (Section 7.03)
The Capital Protection Agreement may be terminated by the Portfolio upon written notice to the Capital Protection Provider at the time of the occurrence of (i) a Bankruptcy Event with respect to the Capital Protection Provider or the Guarantor, (ii) a failure by the Guarantor to maintain a long-term unsecured, unsubordinated debt rating and any successor rating of at least Baa3 by Moody’s or BBB- by S&P, (iii) the Guaranty terminates or is determined to be invalid or unenforceable, (iv) the Capital Protection Provider or the Guarantor is subject to any litigation, regulatory action or other proceeding that may affect their respective abilities to perform their obligations under any of the Capital Protection Documents, (v) a material breach of this Agreement by the Capital Protection Provider including a failure to deliver the information set forth in the Capital Protection Provider Information Letter, or (vi) the determination by the Portfolio’s Board of Trustees that it is in the best interest of the Portfolio to terminate this Agreement (including in connection with replacing this Agreement) or to liquidate the Portfolio.

Certain Cure Rights (Section 7.04)
If an event occurs that would be a Portfolio Event as defined in the Capital Protection Agreement that is quantifiable in Dollars in the reasonable judgment of the Capital Protection Provider, written notice (the “Tax Treatment Notice”) shall be

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submitted to the Portfolio by the Capital Protection Provider specifying the basis for such event (including the applicable Law, Change in Law or change in compliance by the Capital Protection Provider or the Guarantor with respect to such event) and a reasonable good faith estimate of the costs to the Capital Protection Provider or the Guarantor associated with such event. If the Portfolio provides irrevocable written notice (the “Reimbursement Notice”) of its intent to reimburse the Capital Protection Provider or the Guarantor for such costs in the amounts actually incurred on an after-tax basis within 15 Business Days after its receipt of the Tax Treatment Notice, it will reimburse the Capital Protection Provider or the Guarantor (as the case may be) the amount of such costs in the amounts actually incurred on an after-tax basis within 5 Business Days following demand for payment, and such event shall not constitute a Portfolio Event. In the event that the Portfolio fails to deliver the Reimbursement Notice within 15 Business Days of its receipt of the Tax Treatment Notice, such event shall be a Portfolio Event, effective as of the day upon which the Tax Treatment Notice was delivered. The failure of the Portfolio to pay such costs will be a Portfolio Event upon the expiration of the cure period.

Other Termination Events
There are certain other events which will cause the Capital Protection Agreement to terminate prior to its scheduled termination. These events include (i) the Portfolio assigning a value greater than $0 to the Capital Protection Agreement or any other Capital Protection Document in calculating the net asset value per share of the shares of any share class, (ii) the Aggregate Shortfall Amount being greater than $0, and (iii) the occurrence of a Cash Recomposition Event.

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Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Portfolio may invest, as well as some general investment terms. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

EQUITY AND DEBT SECURITIES

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Portfolio with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Portfolio purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Portfolio may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Portfolio may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Portfolio’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Portfolio with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Portfolio’s duration is usually shorter than its average maturity.

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Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds (“ETFs”) are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds”.

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Portfolio sells a mortgage-related security, such as a security issued by Government National Mortgage Association, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (“PFICs”) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that a Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

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Real estate investment trust (“REIT”) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

FUTURES, OPTIONS, AND OTHER DERIVATIVES

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps, and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component

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may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Portfolio may purchase and write put and call options on securities, securities indices, and foreign currencies. A Portfolio may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

Cash sweep program is an arrangement in which a Portfolio’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Diversification is a classification given to a fund under the Investment Company Act of 1940, as amended (the “1940 Act”). Portfolios are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a

50 ï Janus Aspen Series

portfolio may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A portfolio that is classified as “nondiversified” under the 1940 Act, on the other hand, has the flexibility to take larger positions in a smaller number of issuers than a portfolio that is classified as “diversified.” However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a portfolio which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio which is classified as diversified.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Portfolio’s total assets in an industry or group of industries.

Leverage is when a Portfolio increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, a Portfolio’s short sales effectively leverage a Portfolio’s assets. The use of leverage may make any change in a Portfolio’s NAV even greater and thus result in increased volatility of returns. A Portfolio’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force a Portfolio to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Portfolio’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain portfolios, while others do not emphasize investments in companies of any particular size.

Net long is a term used to describe when a Portfolio’s assets committed to long positions exceed those committed to short positions.

Repurchase agreements involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Short sales in which the Portfolio may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that the Portfolio owns, or the Portfolio has the right to obtain the amount of the security sold short at a specified date in the future. The Portfolio may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

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You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your insurance company or plan sponsor, or by contacting a Janus representative at 1-877-335-2687. The Portfolio’s Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/variable-insurance. Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semiannual reports. In the Portfolio’s annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolio (including the Portfolio’s Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Portfolio from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com/variable-insurance

151 Detroit Street
Denver, CO 80206-4805
1-877-335-2687

The Trust’s Investment Company Act File No. is 811-7736.

                                                                                                        ▼ May 1, 2013

Institutional Shares Ticker
Fixed Income
Flexible Bond Portfolio	JAFLX
Global & International
Global Research Portfolio	JAWGX
(formerly named Worldwide Portfolio)
Overseas Portfolio	JAIGX
Growth & Core
Balanced Portfolio	JABLX
Enterprise Portfolio	JAAGX
Forty Portfolio	JACAX
Janus Portfolio	JAGRX
Specialty Equity
Global Technology Portfolio	JGLTX
Value
Janus Aspen Perkins Mid Cap Value Portfolio	JAMVX

Janus Aspen Series

Statement of Additional Information

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectuses for the Institutional Shares (the “Shares”) of the Portfolios listed above, each of which is a separate series of Janus Aspen Series, a Delaware statutory trust (the “Trust”). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Shares are sold under the name of “Janus Aspen Series.” The name change for Global Research Portfolio was effective May 1, 2013.

Shares of the Portfolios may be purchased only by separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, “variable insurance contracts”) and by certain qualified retirement plans. The Portfolios also offer an additional class of shares to certain qualified plans or separate accounts of insurance companies.

This SAI is not a Prospectus and should be read in conjunction with the Portfolios’ Prospectuses dated May 1, 2013, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your insurance company or plan sponsor, or by contacting a Janus representative at 1-877-335-2687. This SAI contains additional and more detailed information about the Portfolios’ operations and activities than the Prospectuses. The Annual Report, which contains important financial information about the Portfolios, is incorporated by reference into this SAI. The Annual and Semiannual Reports are available, without charge, from your plan sponsor, or other financial intermediary, at janus.com/variable-insurance, or by contacting a Janus representative at 1-877-335-2687.

Classification, Investment Policies and Restrictions, and Investment Strategies and Risks	2

Investment Adviser and Subadviser	36

Custodian, Transfer Agent, and Certain Affiliations	52

Portfolio Transactions and Brokerage	53

Trustees and Officers	57

Shares of the Trust	72
Net Asset Value Determination	72
Purchases	72
Redemptions	73

Income Dividends, Capital Gains Distributions, and Tax Status	74

Principal Shareholders	76

Miscellaneous Information	79
Shares of the Trust	79
Shareholder Meetings	79
Voting Rights	80
Independent Registered Public Accounting Firm	80
Registration Statement	80

Financial Statements	81

Appendix A	82
Explanation of Rating Categories	82

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Classification, investment policies and restrictions,
and investment strategies and risks

JANUS ASPEN SERIES

This Statement of Additional Information includes information about 9 series of the Trust. Each Portfolio is a series of the Trust, an open-end, management investment company.

CLASSIFICATION

The Investment Company Act of 1940, as amended (“1940 Act”), classifies mutual funds as either diversified or nondiversified. Forty Portfolio is classified as nondiversified. Flexible Bond Portfolio, Global Research Portfolio, Overseas Portfolio, Balanced Portfolio, Enterprise Portfolio, Janus Portfolio, Global Technology Portfolio, and Janus Aspen Perkins Mid Cap Value Portfolio are classified as diversified.

ADVISER

Janus Capital Management LLC (“Janus Capital” or “Janus”) is the investment adviser for each Portfolio and is responsible for the general oversight of the subadviser.

SUBADVISER

Perkins Investment Management LLC (“Perkins”) is the investment subadviser for Janus Aspen Perkins Mid Cap Value Portfolio (“Mid Cap Value Portfolio”).

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL PORTFOLIOS

The Portfolios are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or particular class of shares if a matter affects just that Portfolio or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Portfolios. Each of these policies applies to each Portfolio, except policy (1), which applies only to the Portfolios specifically listed in that policy.

(1) With respect to 75% of its total assets, Flexible Bond Portfolio, Global Research Portfolio, Overseas Portfolio, Balanced Portfolio, Enterprise Portfolio, Janus Portfolio, Global Technology Portfolio, and Mid Cap Value Portfolio may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio’s total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

Each Portfolio may not:

(2)	Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities).

(3) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Portfolio from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(4) Lend any security or make any other loan if, as a result, more than one-third of a Portfolio’s total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

(5) Act as an underwriter of securities issued by others, except to the extent that a Portfolio may be deemed an underwriter in connection with the disposition of its portfolio securities.

(6) Borrow money except that a Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Portfolio’s total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Portfolios may not issue “senior securities” in contravention of the 1940 Act.

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(7) Invest directly in real estate or interests in real estate; however, a Portfolio may own debt or equity securities issued by companies engaged in those businesses.

As a fundamental policy, a Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as such Portfolio.

The Board of Trustees (“Trustees”) has adopted additional investment restrictions for the Portfolios. These restrictions are operating policies of the Portfolios and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

(1) If a Portfolio is an approved underlying fund in a Janus fund of funds, the Portfolio may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

(2) The Portfolios may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor (“short sales against the box”). In addition, each Portfolio may engage in short sales other than against the box, which involve selling a security that a Portfolio borrows and does not own. The Trustees may impose limits on a Portfolio’s investments in short sales, as described in the Portfolio’s Prospectuses. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

(3) The Portfolios do not intend to purchase securities on margin, except that the Portfolios may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

(4) A Portfolio may not mortgage or pledge any securities owned or held by such Portfolio in amounts that exceed, in the aggregate, 15% of that Portfolio’s net asset value (“NAV”), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.

(5) The Portfolios do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolios’ investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A Securities”), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

(6) The Portfolios may not invest in companies for the purpose of exercising control of management.

Under the terms of an exemptive order received from the Securities and Exchange Commission (“SEC”), each Portfolio may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole

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issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

For the purposes of the Portfolios’ fundamental policy related to investments in real estate, the policy does not prohibit the purchase of securities directly or indirectly secured by real estate or interests therein, or issued by entities that invest in real estate or interests therein, such as, but not limited to, corporations, partnerships, real estate investment trusts (“REITs”), and other REIT-like entities, such as foreign entities that have REIT characteristics.

For purposes of each Portfolio’s policies on investing in particular industries, as of the date of this SAI, each Portfolio relies primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that the Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, a Portfolio may further classify issuers in accordance with industry classifications as published by the SEC or relevant SEC staff interpretations. The Portfolios intend to change industry or industry group classifications with respect to equity investments to Global Industry Classification Standard (“GICS”), but would continue to use Bloomberg L.P. for fixed-income investments. The Portfolios may change any source used for determining industry classifications without prior shareholder notice or approval.

INVESTMENT POLICY APPLICABLE TO BALANCED PORTFOLIO

Balanced Portfolio. As an operational policy, at least 25% of the assets of Balanced Portfolio will normally be invested in fixed-income senior securities.

INVESTMENT STRATEGIES AND RISKS

Diversification
Portfolios are classified as either “diversified” or “nondiversified.” Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. To be classified as “diversified” under the 1940 Act, a portfolio may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A portfolio that is classified as “nondiversified” under the 1940 Act is not subject to the same restrictions and therefore has the ability to take larger positions in a smaller number of issuers than a portfolio that is classified as “diversified.” This gives a portfolio which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio managers and/or investment personnel have identified as the most attractive for the investment objective and strategy of the portfolio. However, because the appreciation or depreciation of a single security may have a greater impact on the NAV of a portfolio which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio which is classified as diversified. This fluctuation, if significant, may affect the performance of a portfolio.

Cash Position
As discussed in the Prospectuses, a Portfolio’s cash position may temporarily increase under various circumstances. Securities that the Portfolios may invest in as a means of receiving a return on idle cash include domestic or foreign currency denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. Each Portfolio may also invest in affiliated or non-affiliated money market funds. (Refer to “Investment Company Securities.”)

Illiquid Investments
Although the Portfolios intend to invest in liquid securities, each Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the Portfolios. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization (“NRSRO”). Investments in Rule 144A Securities could have the effect of increasing the level of a Portfolio’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any

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subsequent assessment of the foregoing factors or other changes affecting the security. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Portfolio’s liquidity procedures if traded in that market. Such securities will be treated as “restricted” if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933, as amended (the “1933 Act”).

If illiquid securities exceed 15% of a Portfolio’s net assets after the time of purchase, the Portfolio will take steps to reduce its holdings of illiquid securities in an orderly fashion. Because illiquid securities may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the Portfolio may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of a Portfolio to decline.

Each Portfolio may invest up to 5% of its total assets in venture capital investments measured at the time of an investment. A later increase or decrease in this percentage resulting from changes in values of assets will not constitute a violation of such limitation. Each Portfolio may make an initial investment of up to 0.5% of its total assets in any one venture capital company. A Portfolio may not invest in aggregate more than 1% of its total assets, measured at the time of the subsequent purchase, in any one venture capital company.

Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Portfolios may not be able to sell such investments when the portfolio managers and/or investment personnel deem it appropriate to do so due to restrictions on their sale. In addition, the Portfolios may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Portfolios may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Portfolio’s NAV.

Securities Lending
Under procedures adopted by the Trustees, certain Portfolios may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete, among other things, certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Portfolios do not have the right to vote on securities while they are being lent; however, the Portfolios may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If a Portfolio is unable to recover a security on loan, that Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser. An investment in a cash management vehicle is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause a Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolios and the affiliated cash management vehicle in which the cash collateral is invested, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolios and the cash management vehicle. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing the cash management vehicle used for the securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolios may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

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Equity Securities
The Portfolios may invest in equity securities, which include, but are not limited to, common and preferred stocks, securities convertible or exchangeable into common stock, and warrants.

Common Stock. Common stock represents a proportionate share of the ownership of a company. Common stocks sometimes are divided into several classes, with each class having different voting rights, dividend rights, or other differences in their rights and priorities. The value of a stock is based on the market’s assessment of the current and future success of a company’s business, any income paid to stockholders, the value of the company’s assets, and general market conditions. The value of a stock may also be adversely affected by other factors such as accounting irregularities, actual or perceived weaknesses in corporate governance practices of a company’s board or management, and changes in company management. Common stock values can fluctuate dramatically over short periods.

Preferred Stock. A preferred stock represents an ownership interest in a company, but pays dividends at a specific rate and has priority over common stock in payment of dividends and liquidation claims. Preferred stock dividends are generally cumulative, noncumulative, or participating. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. Like debt securities, the value of a preferred stock often fluctuates more in response to changes in interest rates and the creditworthiness of the issuer, rather than in response to changes in the issuer’s profitability and business prospects. Preferred stock is subject to similar risks as common stock and debt securities.

Convertible Security. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security, such as a “convertible preferred stock,” provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. Like a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. As with a fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Portfolio is called for redemption or conversion, the Portfolio could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Warrants. Warrants constitute options to purchase equity securities at a specific price and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying equity securities. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the common stock to rise. The price of a warrant may be more volatile than the price of its underlying security. A warrant becomes worthless if it is not exercised within the specified time period.

Special Purpose Acquisition Companies. Certain Portfolios may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC typically invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities, and cash. If an acquisition that meets the requirements for the

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SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of a SPAC’s securities is particularly dependent on the ability of the SPAC’s management to timely identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. To the extent the SPAC is invested in cash or similar securities while awaiting an acquisition opportunity, a Portfolio’s ability to meet its investment objective may be negatively impacted. In addition, SPACs, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Financial Services Risk
To the extent that a Portfolio invests a significant portion of its assets in the financial services sector, the Portfolio will have more exposure to the risks inherent to the financial services sector. Financial services companies may be adversely affected by changes in regulatory framework or interest rates that may negatively affect financial services businesses; exposure of a financial institution to a nondiversified or concentrated loan portfolio; exposure to financial leverage and/or investments or agreements that, under certain circumstances, may lead to losses; and the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all financial services companies.

Natural Disasters and Extreme Weather Conditions
Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Foreign Securities
Each Portfolio may invest in foreign securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities because a Portfolio’s performance may depend on factors other than the performance of a particular company. These factors include:

Currency Risk. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of a Portfolio’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Additionally, European markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and worldwide sellers of credit default swaps linked to that country’s creditworthiness. These trends have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of all European countries, which in turn may have a material adverse effect on a Portfolio’s investments in such countries, other countries that depend on European countries for significant amounts of trade or investment, or issuers with exposure to European debt.

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Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares, or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for a Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on a Portfolio. Such factors may hinder a Portfolio’s ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio’s investment strategies and potentially affecting the value of the Portfolio.

Geographic Investment Risk. To the extent that a Portfolio invests a significant portion of its assets in a particular country or geographic region, the Portfolio will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on a Portfolio’s performance.

Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Emerging Markets. Within the parameters of its specific investment policies, each Portfolio, particularly Global Research Portfolio, Overseas Portfolio, and Global Technology Portfolio, may invest its assets in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Indexsm. Investing in emerging markets involves certain risks not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries as previously discussed under “Foreign Securities.” The prices of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio’s investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. In addition, the economies of developing countries tend to be heavily dependent upon international trade and, as such, have been, and may continue to be, adversely impacted by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they do business.

The securities markets of many of the countries in which the Portfolios may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolios to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. Further, a Portfolio’s ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities. The Portfolios may be subject to emerging markets risk to the extent that they invest in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

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Investment in China A Shares Market. The Chinese government may permit a foreign investor to invest in China A Shares as a licensed Qualified Foreign Institutional Investor (“QFII”). QFII licenses are granted by the China Securities Regulatory Commission (“CSRC”) and investment quota is granted by the State Administration of Foreign Exchange (“SAFE”). Janus Capital has been granted a QFII license and investment quota. There can be no assurance that a Portfolio will receive investment quota. For Janus funds that receive allocations, a failure to utilize quota and invest in Chinese local market equity securities and/or any repatriation of capital by a Portfolio may result in the permanent loss of investment quota otherwise available to the Portfolios or other funds.

With respect to direct China A Shares investments, as a general matter, any capital invested and profits generated cannot be repatriated for a minimum of one year. Repatriation of any invested capital is subject to approval by the regulator. Additionally, any repatriation of profits would be subject to an audit by a registered accountant in China, and subject to regulatory approval. In light of the foregoing, a Portfolio’s investment in China A Shares would be subject to the Portfolio’s limit of investing up to 15% of its net assets in illiquid investments. An investment in China A Shares is also generally subject to the risks identified under Foreign Securities, and foreign investment risks such as price controls, expropriation of assets, confiscatory taxation, and nationalization may be heightened when investing in China. The China A Shares market may be less liquid and trading prices could be more volatile than other foreign securities markets because of low trading volume and restrictions on movement of capital.

Peoples Republic of China (“PRC”) regulations require QFIIs to entrust assets held in the PRC and to interact with government agencies through a China-based qualified custodian bank. Assets attributable to clients of Janus Capital will be held by the custodian in RMB (or Renminbi, which is the sole legal tender issued by the PRC) accounts, foreign exchange accounts, and securities accounts in the joint name of Janus Capital and its clients, although the terms of the custody agreement make clear that the contents of the accounts belong to the clients, and not to Janus Capital. China A Shares that are traded on the Shanghai or Shenzhen Stock Exchange are dealt and held in book-entry form through the China Securities Depository and Clearing Corporation (“CSDCC”). Securities purchased by Janus Capital, in its capacity as a QFII, on behalf of a Portfolio can currently be received by the CSDCC as credited to a securities trading account maintained in the joint names of Janus Capital and its clients. Janus Capital may not use the account for any other purpose than for maintaining a Portfolio’s assets. Given that the custody accounts and securities trading account are maintained in the joint names of Janus Capital and its clients, a Portfolio’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Portfolio. In particular, there is a risk that creditors of Janus Capital may assert that the securities are owned by Janus Capital and not the Portfolio, and that a Chinese court, or a court applying Chinese law, would uphold such an assertion, in which case creditors of Janus Capital could seize assets of such Portfolio.

Short Sales
Certain Portfolios may engage in “short sales against the box.” This technique involves either selling short a security that a Portfolio owns, or selling short a security that a Portfolio has the right to obtain, for delivery at a specified date in the future. A Portfolio does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. A Portfolio borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, a Portfolio loses the opportunity to participate in the gain.

Certain Portfolios may also engage in other short sales. A Portfolio may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. In a short sale transaction, a Portfolio sells a security it does not own to a purchaser at a specified price. To complete a short sale, the Portfolio must: (i) borrow the security to deliver it to the purchaser and (ii) buy that same security in the market to return it to the lender. Short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, the Portfolio may incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security, and the Portfolio may realize a gain if the security declines in price between those same dates. Although a Portfolio’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. To borrow the security, the Portfolio may also be required to pay a premium, which would increase the cost of the security sold.

The Portfolios may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and a Portfolio may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out

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their positions, it is more likely that a Portfolio will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

Until a Portfolio closes its short position or replaces the borrowed security, the Portfolio may designate liquid assets it owns (other than the short sale proceeds) as segregated assets to the books of the broker and/or its custodian in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner is expected to be increased or decreased each business day equal to the change in market value of the Portfolio’s obligation to purchase the security sold short. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. If the lending broker requires the Portfolio to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Portfolio is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. A Portfolio believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at an exercise price that covers the obligation), or by the Portfolio’s segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Portfolio’s borrowing restrictions. This requirement to segregate assets limits a Portfolio’s leveraging of its investments and the related risk of losses from leveraging. A Portfolio also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker. A Portfolio’s ability to invest in short sales may be limited, as described in the Portfolios’ Prospectuses.

Zero Coupon, Step Coupon, and Pay-In-Kind Securities
Within the parameters of its specific investment policies, each Portfolio may invest up to 10% (without limit for Flexible Bond Portfolio) of its net assets in zero coupon, step coupon, and pay-in-kind securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par or whether to extend it until the next payment date at the new coupon rate. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of a Portfolio’s restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

For federal income tax purposes, holders of zero coupon securities and step coupon securities are required to recognize income even though the holders receive no cash payments of interest during the year. Similarly, holders of payment-in-kind securities must include in their gross income the value of securities they receive as “interest.” In order to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder, a Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds and non-cash income from payment-in-kind securities. Because a Portfolio will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin or may receive non-cash interest payments, in some years that Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code. A Portfolio may obtain such cash from selling other portfolio holdings, which may cause that Portfolio to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the amount of cash available for investment by a Portfolio, to reduce the assets to which Portfolio expenses could be allocated, and to reduce the rate of return for that Portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Portfolio to sell the securities at the time.

Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

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Pass-Through Securities
The Portfolios may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts, and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary, which are passed through to purchasers, such as the Portfolios. The most common type of pass-through securities is mortgage-backed securities. Government National Mortgage Association (“Ginnie Mae”) Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Portfolio will generally purchase “modified pass-through” Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the “issuer” and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

The Federal Home Loan Mortgage Corporation (“Freddie Mac”) issues two types of mortgage pass-through securities: mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

The Federal National Mortgage Association (“Fannie Mae”) issues guaranteed mortgage pass-through certificates (“Fannie Mae Certificates”). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolios), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio managers and/or investment personnel will consider estimated prepayment rates in calculating the average-weighted maturity of a Portfolio, if relevant. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Portfolio might be converted to cash, and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Portfolio’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

The Portfolios’ investments in mortgage-backed securities may be backed by subprime mortgages. Subprime mortgages are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is

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neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt, asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

The Portfolios also may invest in other types of pass-through securities, such as credit-linked trust certificates, traded custody receipts, and participation interests. Holders of the interests are entitled to receive distributions of interest, principal, and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, a Portfolio may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of such additional funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Portfolios’ Prospectuses may apply.

Investment Company Securities
From time to time, the Portfolios may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Portfolio from acquiring: (i) more than 3% of another investment company’s voting stock; (ii) securities of another investment company with a value in excess of 5% of a Portfolio’s total assets; or (iii) securities of such other investment company and all other investment companies owned by a Portfolio having a value in excess of 10% of the Portfolio’s total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Portfolio if, after the sale: (i) the Portfolio owns more than 3% of the other investment company’s voting stock or (ii) the Portfolio and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Portfolio is an approved underlying fund in a Janus fund of funds, the Portfolio may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Portfolios may invest their cash holdings in affiliated or non-affiliated money market funds as part of a cash sweep program. The Portfolios may purchase unlimited shares of affiliated or non-affiliated money market funds and of other funds managed by Janus Capital, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order. To the extent the Portfolios invest in money market funds or other funds, the Portfolios will be subject to the same risks that investors experience when investing in such other funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other funds. Additionally, as the adviser to the Portfolios and the money market funds or other funds or investment vehicles in which the Portfolios may invest, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Portfolios and the money market funds and other funds.

Investment companies may include index-based investments such as exchange-traded funds (“ETFs”), which hold substantially all of their assets in investments representing specific indices. The main risk of investing in index-based investments is the same as investing in a portfolio of investments comprising the index. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio investments and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the Portfolios, to acquire their securities in excess of the limits of the 1940 Act.

Exchange-Traded Notes
Certain Portfolios may invest in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and

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notes. ETN returns are based upon the performance of a market index minus applicable fees; no period coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in a Portfolio’s total return. A Portfolio may invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital or the subadviser, as applicable, will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When a Portfolio invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on a Portfolio’s right to redeem its investment in an ETN, which are meant to be held until maturity. A Portfolio’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Depositary Receipts
Each Portfolio may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolios may also invest in European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, regulatory risk, market risk, and geographic investment risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Portfolios’ Prospectuses.

U.S. Government Securities
To the extent permitted by its investment objective and policies, each Portfolio, particularly Flexible Bond Portfolio and Balanced Portfolio, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Portfolio may invest include U.S. Treasury securities, including Treasury Inflation Protection Securities (“TIPS”), and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Portfolio may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association (“Sallie Mae”) are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Portfolios must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Obligations
The Portfolios may invest in municipal obligations issued by states, territories, and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Portfolio to demand payment on short notice from the issuer or a financial intermediary.

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Other Income-Producing Securities
Other types of income-producing securities that the Portfolios may purchase include, but are not limited to, the following types of securities:

Inverse floaters. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Portfolio will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Portfolio could lose money, or its NAV could decline by the use of inverse floaters.

Standby commitments. Standby commitments are the rights to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Strip bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bonds. This investment structure is commonly used as a means of enhancing a security’s liquidity.

The Portfolios will purchase standby commitments, tender option bonds, and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.

Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

In order to most effectively use these investments, the portfolio managers and/or investment personnel must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio managers and/or investment personnel incorrectly forecast such movements, a Portfolio could be adversely affected by the use of variable or floating rate obligations.

Real Estate Investment Trusts (“REITs”)
Within the parameters of its specific investment policies, each Portfolio may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. Investment in REITs may subject a Portfolio to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition, and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Portfolio’s investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a Portfolio, a shareholder will bear not only his or her proportionate share of the expenses of a

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Portfolio, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Repurchase and Reverse Repurchase Agreements
In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.” A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Portfolio may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent a Portfolio’s collateral focuses in one or more sectors, such as banks and financial services, the Portfolio is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolios to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital’s analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose a Portfolio to additional risk regardless of the creditworthiness of the parties involved in the transaction.

Reverse repurchase agreements are transactions in which a Portfolio sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Portfolios will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

Generally, a reverse repurchase agreement enables a Portfolio to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Portfolio with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Portfolio’s holdings, although a Portfolio’s intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, a Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Portfolio will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

Mortgage Dollar Rolls
Certain Portfolios, particularly Flexible Bond Portfolio, may enter into “mortgage dollar rolls,” which are similar to reverse repurchase agreements in certain respects. In a “mortgage dollar roll” transaction, a Portfolio sells a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Portfolio enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Portfolio, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Portfolio generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and, therefore, price); and (vi) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

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A Portfolio’s obligations under a dollar roll agreement must be covered by cash, U.S. Government securities, or other liquid high grade debt obligations equal in value to the securities subject to repurchase by a Portfolio, and segregated in accordance with 1940 Act requirements. To the extent that the Portfolio collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. During the roll period, a Portfolio foregoes principal and interest paid on the mortgage-backed security. A Portfolio is compensated by the difference between the current sale price and the lower forward purchase price, often referred to as the “drop,” as well as the interest earned on the cash proceeds of the initial sale.

Successful use of mortgage dollar rolls depends on a Portfolio’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities a Portfolio is required to purchase may decline below the agreed upon repurchase price.

Loans
Bank Loans. Certain Portfolios, particularly Flexible Bond Portfolio and Balanced Portfolio (no more than 20% of each Portfolio’s total assets) and Global Technology Portfolio (no more than 5% of the Portfolio’s total assets), may invest in bank loans, which include institutionally-traded floating and fixed-rate debt securities. The bank loans in which a Portfolio may invest may be denominated in U.S. or non-U.S. currencies, including the euro.

Bank loans are obligations of companies or other entities that are typically issued in connection with recapitalizations, acquisitions, and refinancings, and may be offered on a public or private basis. Bank loans often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged and may be distressed or involved in bankruptcy proceedings. The Portfolios generally invest in bank loans directly through an agent, either by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Assignments and participations involve credit risk, interest rate risk, and liquidity risk. To the extent a Portfolio invests in non-U.S. bank loan investments, those investments are subject to the risks of foreign investment, including Eurozone risk. Some bank loans may be purchased on a “when-issued” basis.

When a Portfolio purchases an assignment, the Portfolio generally assumes all the rights and obligations under the loan agreement and will generally become a “lender” for purposes of the particular loan agreement. The rights and obligations acquired by a Portfolio under an assignment may be different, and be more limited, than those held by an assigning lender. Subject to the terms of a loan agreement, a Portfolio may enforce compliance by a borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-off. If a loan is foreclosed, a Portfolio may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. A Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligations or that the collateral could be liquidated.

If a Portfolio purchases a participation interest, it typically will have a contractual relationship with the lender and not with the borrower. A Portfolio may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender, or any other intermediate participant. A Portfolio may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender and only upon receipt by the lender of the payments from the borrower. The failure by a Portfolio to receive scheduled interest or principal payments may adversely affect the income of the Portfolio and may likely reduce the value of its assets, which would be reflected by a reduction in the Portfolio’s NAV.

The borrower of a loan in which a Portfolio holds an assignment or participation interest may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a Portfolio will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation. This may result in a Portfolio realizing less income on a particular investment and replacing the loan with a less attractive security, which may provide less return to the Portfolio.

Floating Rate Loans Generally. Floating rate loans typically are negotiated, structured, and originated by a bank or other financial institution (an “agent”) for a lending group or “syndicate” of financial institutions. In most cases, a Portfolio relies on the agent to assert appropriate creditor remedies against the borrower. The agent may not have the same interests as the Portfolio, and the agent may determine to waive certain covenants contained in the loan agreement that the Portfolio would not otherwise have determined to waive. The typical practice of an agent relying on reports from a borrower about its financial condition may involve a risk of fraud by a borrower. In addition, if an agent becomes insolvent or carries out its

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duties improperly, the Portfolio may experience delays in realizing payment and/or risk loss of principal and/or income on its floating rate loan investments. The investment team performs a credit analysis on the borrower but typically does not perform credit analysis on the agent or other intermediate participants.

Floating rate loans have interest rates that adjust periodically and are tied to a benchmark lending rate such as the London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks (“Prime Rate”) or the rate paid on large certificates of deposit traded in the secondary markets (“CD rate”). The interest rate on Prime Rate based loans and corporate debt securities may float daily as the Prime Rate changes, while the interest rate on LIBOR or CD rate based loans and corporate debt securities may reset periodically. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Investing in floating rate loans with longer interest rate reset periods may increase fluctuations in a Portfolio’s NAV as a result of changes in interest rates. A Portfolio may attempt to hedge against interest rate fluctuations by entering into interest rate swaps or by using other hedging techniques.

While the Portfolios generally expect to invest in fully funded term loans, certain of the loans in which the Portfolios may invest include revolving loans and delayed draw term loans. Such loans generally obligate the lender (and those with an interest in the loan) to fund the loan at the borrower’s discretion. As such, a Portfolio would need to maintain amounts sufficient to meet its contractual obligations. In cases where a Portfolio invests in revolving loans and delayed draw term loans, the Portfolio will maintain high quality liquid assets in an amount at least equal to its obligations under the loans. Amounts maintained in high-quality liquid assets may provide less return to a Portfolio than investments in floating rate loans. Loans involving revolving credit facilities or delayed terms may require a Portfolio to increase its investment in a particular floating rate loan when it otherwise would not have done so. Further, a Portfolio may be obligated to do so even if it may be unlikely that the borrower will repay amounts due.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolios may receive fees such as covenant waiver fees or prepayment penalty fees. A Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.

With respect to certain loan transactions, including but not limited to private placements, the Portfolios may determine not to receive confidential information. Such a decision may place a Portfolio at a disadvantage relative to other investors in loans who determine to receive confidential information, as the Portfolio may be limited in its available investments or unable to make accurate assessments related to certain investments.

In cases where Janus Capital receives material, nonpublic information about the issuers of loans that may be held in a Portfolio’s holdings, Janus Capital’s ability to trade in these loans for the account of a Portfolio could potentially be limited by its possession of such information, to the extent required by applicable law. Such limitations on the ability to trade in the loans and/or other securities of the issuer could have an adverse effect on a Portfolio by, for example, preventing the Portfolio from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

The secondary market on which floating rate loans are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate loans and that there may be restrictions on their transfer. As a result, a Portfolio may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The secondary market may also be subject to irregular trading activity, wide price spreads, and extended trade settlement periods. With respect to below-investment grade or unrated securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Other Floating Rate Securities. The Portfolios may invest in other types of securities including, but not limited to, unsecured floating rate loans, subordinated or junior debt, including but not limited to, mezzanine loans secured by the stock of the company that owns the assets, corporate bonds, U.S. Government securities, mortgage-backed and other asset-backed securities, repurchase agreements, certain money market instruments, high-risk/high-yield bonds, and other instruments (including synthetic or hybrid) that pay interest at rates that adjust whenever a specified interest rate changes and/or resets on predetermined dates.

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Creditor Committees
Because a Portfolio becomes a creditor of an issuer when holding a bond, Janus Capital may from time to time participate on creditor committees on behalf of the Portfolios. These are committees formed by creditors to negotiate with management of the issuer and are intended to protect the rights of bondholders in the event of bankruptcy, bond covenant default, or other issuer-related financial problems. Participation on creditor committees may expose Janus Capital or a Portfolio to material non-public information of the issuer, restricting such Portfolio’s ability to trade in a particular security. Participation in creditor committees may also expose the Portfolios to federal bankruptcy laws or other legislation governing rights of debtors and creditors. Janus Capital will only participate in creditor committees on behalf of a Portfolio when it believes such participation is desirable to protect the value of portfolio securities or enforce a Portfolio’s rights as a creditor.

High-Yield/High-Risk Bonds
Within the parameters of its specific investment policies, each Portfolio may invest in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor’s Ratings Services and Fitch, Inc., or Ba or lower by Moody’s Investors Service, Inc.). To the extent a Portfolio invests in high-yield/high-risk bonds, under normal circumstances, each of the Portfolios indicated will limit its investments in such bonds to 35% or less of its net assets (Flexible Bond Portfolio, Global Research Portfolio, Overseas Portfolio, Balanced Portfolio, Enterprise Portfolio, Forty Portfolio, Janus Portfolio, and Global Technology Portfolio) or 20% or less of its net assets (Mid Cap Value Portfolio).

Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Portfolio would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

A Portfolio may also invest in unrated bonds of foreign and domestic issuers. For the Portfolios subject to such limit, unrated bonds will be included in each Portfolio’s limit, as applicable, on investments in bonds rated below investment grade unless its portfolio managers and/or investment personnel deem such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Portfolio’s portfolio managers and/or investment personnel will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

The secondary market on which high-yield securities are traded is less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Additionally, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of this SAI for a description of bond rating categories.

Defaulted Securities
A Portfolio may hold defaulted securities if its portfolio managers and/or investment personnel believe, based upon an analysis of the financial condition, results of operations, and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Portfolios subject to such limit, defaulted securities will be included in each Portfolio’s limit on investments in bonds rated below investment grade. Notwithstanding the portfolio managers’ and/or investment personnel’s belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

Disposition of Portfolio Securities. Although the Portfolios generally will purchase securities for which their portfolio managers and/or investment personnel expect an active market to be maintained, defaulted securities may be less actively traded than other securities, and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolios will limit holdings of any such securities to amounts that the portfolio managers and/or investment

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personnel believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit a Portfolio’s ability to readily dispose of securities to meet redemptions.

Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolios.

Futures, Options, and Other Derivative Instruments
Certain Portfolios may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolios may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

A Portfolio may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When a Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolios may not use any derivative to gain exposure to an asset or class of assets that they would be prohibited by their investment restrictions from purchasing directly. A Portfolio’s ability to use derivative instruments may also be limited by tax considerations. (See “Income Dividends, Capital Gains Distributions, and Tax Status.”)

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose a Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including:

Counterparty risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

Currency risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Index risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Derivatives may generally be traded over-the-counter (“OTC”) or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolios may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Futures Contracts. The Portfolios may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, commodities, and commodity-linked derivatives (to the extent permitted by a Portfolio and the Internal Revenue Code), or contracts based on financial indices, including indices of U.S. Government

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securities, foreign government securities, commodities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”) or brokerage firm, which are members of a relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded, and currently are maintained in cash or certain other liquid assets held by the Portfolios. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, that Portfolio may be entitled to return of margin owed to such Portfolio only in proportion to the amount received by the FCM’s other customers. Janus Capital or the subadviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolios do business.

The Portfolios have filed notices of eligibility for exemption from the definition of the term “commodity pool operator” in accordance with Rule 4.5 of the U.S. Commodity Exchange Act, as amended (“Commodity Exchange Act”) and, therefore, the Portfolios are not subject to regulation as commodity pool operators under the Commodity Exchange Act. The Portfolios may enter into futures contracts and related options as permitted under Rule 4.5. Amendments to Rule 4.5 adopted in 2012, however, narrowed the exemption from the definition of commodity pool operator and effectively imposed additional restrictions on a Portfolio’s use of futures, options, and swaps. A Portfolio will become subject to increased CFTC regulation if the Portfolio invests more than a prescribed level of its assets in such instruments, or if the Portfolio markets itself as providing investment exposure to these instruments. If a Portfolio cannot meet the requirements of Rule 4.5, Janus Capital and such Portfolio would need to comply with additional disclosure, reporting, and recordkeeping requirements, which are currently pending final rulemaking. Although the ultimate effect of such rulemaking on the Portfolios is uncertain, such additional requirements could increase a Portfolio’s expenses and/or limit a Portfolio’s ability to achieve its investment objective. Janus Capital is registered as a commodity pool operator in connection with the operation of one or more other Janus mutual funds which do not qualify for the Rule 4.5 exemption.

Although a Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Portfolio immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because a Portfolio’s cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Portfolio’s return could be diminished due to the opportunity losses of foregoing other potential investments.

The Portfolios may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. A Portfolio may also enter into futures contracts to protect itself from fluctuations in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Portfolio may also use this technique with respect to an individual company’s stock. To the extent a Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover such Portfolio’s obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Portfolio with respect to the futures contracts. Conversely, if a Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Portfolio holds an individual company’s stock and expects the price of that stock to decline, the Portfolio may sell a futures contract on that stock in hopes of offsetting the potential decline in the company’s stock price. A Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market

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instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

If a Portfolio owns interest rate sensitive securities and the portfolio managers and/or investment personnel expect interest rates to increase, that Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Portfolio selling such securities in its portfolio. If interest rates increase as anticipated, the value of the securities would decline, but the value of that Portfolio’s interest rate futures contract would increase, thereby keeping the NAV of that Portfolio from declining as much as it may have otherwise. If, on the other hand, the portfolio managers and/or investment personnel expect interest rates to decline, that Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the securities. Although a Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio managers and/or investment personnel still may not result in a successful use of futures.

Futures contracts entail risks. There is no guarantee that derivative investments will benefit the Portfolios. A Portfolio’s performance could be worse than if the Portfolio had not used such instruments. For example, if a Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio managers and/or investment personnel must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Portfolio.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Portfolio will not match exactly such Portfolio’s current or potential investments. A Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests – for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities – which involves a risk that the futures position will not correlate precisely with the performance of such Portfolio’s investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Portfolio’s investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Portfolio’s investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio’s futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Portfolio’s other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets.

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Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Portfolio’s access to other assets held to cover its futures positions also could be impaired.

Options on Futures Contracts. The Portfolios may buy and write put and call options on futures contracts. A purchased option on a future gives a Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Portfolio is not fully invested, it may buy a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Portfolio’s holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Portfolio is considering buying. If a call or put option a Portfolio has written is exercised, such Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Portfolio’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

The amount of risk a Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the asset at the time of delivery. The Portfolios may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes the Portfolios’ principal uses of forward foreign currency exchange contracts (“forward currency contracts”). A Portfolio may enter into forward currency contracts with stated contract values of up to the value of that Portfolio’s assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Portfolio may invest in forward currency contracts for nonhedging purposes such as seeking to enhance return. A Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell (“transaction hedge”). A Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline

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in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (“position hedge”) or by participating in options or futures contracts with respect to the currency. A Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments (“anticipatory hedge”). In any of these circumstances a Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio managers and/or investment personnel believe there is a reasonable degree of correlation between movements in the two currencies (“cross-hedge”). In addition, certain Portfolios may cross-hedge their U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in their respective benchmark index and/or to cover an underweight country or region exposure in their portfolio.

These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Portfolio’s foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Portfolio’s currency exposure from one foreign currency to another removes that Portfolio’s opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Portfolio if the portfolio managers’ and/or investment personnel’s projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause a Portfolio to assume the risk of fluctuations in the value of the currency it purchases which may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

In general, the Portfolios cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio’s custodian segregates cash or other liquid assets having a value equal to the aggregate amount of such Portfolio’s commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Portfolio will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Portfolio’s commitments with respect to such contracts. As an alternative to segregating assets, a Portfolio may buy call options permitting such Portfolio to buy the amount of foreign currency being hedged by a forward sale contract, or a Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolios’ ability to utilize forward contracts may be restricted. In addition, a Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

Options on Foreign Currencies. The Portfolios may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Portfolio may buy put options on the foreign currency. If the value of the currency declines, such Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Portfolio could sustain losses on transactions in foreign currency options that would require such Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

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The Portfolios may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decline in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised, and a Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The Portfolios may write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is “covered” if that Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Portfolio in cash or other liquid assets in a segregated account with the Portfolio’s custodian.

The Portfolios also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

Eurodollar Instruments. Each Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the LIBOR, although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Additional Risks of Options on Foreign Currencies, Forward Contracts, and Foreign Instruments. Unlike transactions entered into by the Portfolios in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Similarly, options on currencies may be traded over-the-counter. In an OTC trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the Options Clearing Corporation (“OCC”), thereby reducing the risk of credit default. Further, a liquid secondary market

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in options traded on an Exchange may be more readily available than in the OTC market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts, and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Portfolio’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

A Portfolio may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by that Portfolio. Such participation may subject a Portfolio to expenses such as legal fees and may make that Portfolio an “insider” of the issuer for purposes of the federal securities laws, which may restrict that Portfolio’s ability to trade in or acquire additional positions in a particular security or other securities of the issuer when it might otherwise desire to do so. Participation by a Portfolio on such committees also may expose that Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Portfolio would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce that Portfolio’s rights as a creditor or to protect the value of securities held by that Portfolio.

Options on Securities. In an effort to increase current income and to reduce fluctuations in NAV, the Portfolios may write covered and uncovered put and call options and buy put and call options on securities that are traded on U.S. and foreign securities exchanges and OTC. Examples of covering transactions include: (i) for a written put, selling short the underlying instrument at the same or higher price than the put’s exercise price; and (ii) for a written call, owning the underlying instrument. The Portfolios may write and buy options on the same types of securities that the Portfolios may purchase directly. The Portfolios may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date.

A Portfolio may cover its obligations on a put option by segregating cash or other liquid assets with the Portfolio’s custodian for a value equal to: (i) the full notional value of the put for physically settled options; or (ii) the in-the-money value of the put for cash settled options. A Portfolio may also cover its obligations on a put option by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held: (i) is equal to or greater than the exercise price of the put written; or (ii) is less than the exercise price of the put written if the difference is maintained by that Portfolio in cash or other liquid assets in a segregated account with its custodian. The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

A Portfolio may cover its obligations on a call option by segregating cash or other liquid assets with the Portfolio’s custodian for a value equal to: (i) the full notional value of the call for physically settled options; or (ii) the in-the-money value of the call for cash settled options. A Portfolio may also cover its obligations on a written call option by (i) owning the underlying security covered by the call or having an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolio’s custodian) upon conversion or exchange of other securities held in its portfolio; or (ii) holding a call on the same security and in the same principal

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amount as the call written where the exercise price of the call held: (a) is equal to or less than the exercise price of the call written; or (b) is greater than the exercise price of the call written if the difference is maintained by that Portfolio in cash or other liquid assets in a segregated account with its custodian.

A Portfolio would write a call option for hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio managers and/or investment personnel believe that writing the option would achieve the desired hedge.

The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer’s position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a “closing sale transaction.” This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

In the case of a written call option, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Portfolio to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, such Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

A Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.

An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, a Portfolio may not be able to effect closing transactions in particular options and that Portfolio would have to exercise the options in order to realize any profit. If a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange (“Exchange”) on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

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A Portfolio may write options in connection with buy-and-write transactions. In other words, a Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”), or above (“out-of-the-money”) the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Portfolio’s maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Portfolio’s purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Portfolio’s gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or take delivery of the security at the exercise price and that Portfolio’s return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

A Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

A Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Portfolio.

A Portfolio may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that a Portfolio has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

Options on Securities Indices. The Portfolios may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities. The index may fluctuate as a result of changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor’s 100. Indices may also be based on a particular industry, market segment, or certain currencies such as the U.S. Dollar Index or DXY Index.

Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

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Options on Non-U.S. Securities Indices. The Portfolios may purchase and write put and call options on foreign securities indices listed on domestic and foreign securities exchanges. The Portfolios may also purchase and write OTC options on foreign securities indices.

The Portfolios may, to the extent allowed by federal and state securities laws, invest in options on non-U.S. securities indices instead of investing directly in individual non-U.S. securities. The Portfolios may also use foreign securities index options for bona fide hedging and non-hedging purposes.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices may be more likely to occur, although the Portfolios generally will only purchase or write such an option if Janus Capital or the subadviser, as applicable, believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolios will not purchase such options unless Janus Capital or the subadviser, as applicable, believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in a Portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the portfolio managers and/or investment personnel may be forced to liquidate portfolio securities to meet settlement obligations. A Portfolio’s activities in index options may also be restricted by the requirements of the Internal Revenue Code for qualification as a regulated investment company.

In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or exist.

Other Options. In addition to the option strategies described above and in the Prospectuses, a Portfolio may purchase and sell a variety of options with non-standard payout structures or other features (“exotic options”). Exotic options are traded OTC and typically have price movements that can vary markedly from simple put or call options. The risks associated with exotic options are that they cannot be as easily priced and may be subject to liquidity risk. While some exotic options have fairly active markets others are mostly thinly traded instruments. Some options are pure two-party transactions and may have no liquidity. Each Portfolio may treat such instruments as illiquid and will limit its investments in such instruments to no more than 15% of its net assets, when combined with all other illiquid investments of the Portfolio. A Portfolio may use exotic options to the extent that they are consistent with the Portfolio’s investment objective and investment policies, and applicable regulations.

The Portfolios may purchase and sell exotic options that have values which are determined by the correlation of two or more underlying assets. These types of options include, but are not limited to, outperformance options, yield curve options, or other spread options.

Outperformance Option – An option that pays the holder the difference in the performance of two assets. The value of an outperformance option is based on the relative difference, i.e. the percentage outperformance of one underlying security or index compared to another. Outperformance options allow a Portfolio to gain leveraged exposure to the percentage price performance of one security or index over another. The holder of an outperformance option will only receive payment under the option contract if a designated underlying asset outperforms the other underlying asset. If outperformance does not occur, the holder will not receive payment. The option may expire worthless despite positive performance by the designated underlying asset. Outperformance options are typically cash settled and have European-style exercise provisions.

Yield Curve Options – An option whose value is based on the yield spread or yield differential between two securities. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

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Spread Option – A type of option that derives its value from the price differential between two or more assets, or the same asset at different times or places. Spread options can be written on all types of financial products including equities, bonds and currencies.

Swaps and Swap-Related Products. The Portfolios may enter into swap agreements or utilize swap-related products, including, but not limited to, total return swaps, equity swaps, interest rate swaps, caps, and floors (either on an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. A Portfolio may enter into swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from a Portfolio. The Portfolios will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Portfolio’s obligations over its entitlement with respect to each swap will be calculated on a daily basis, and an amount of cash or other liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the Portfolio’s custodian. If a Portfolio enters into a swap on other than a net basis, it would maintain segregated assets in the full amount accrued on a daily basis of its obligations with respect to the swap.

Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If there is a default by the other party to such a transaction, a Portfolio normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that a Portfolio will not be able to meet its obligation to the counterparty. Swap agreements traditionally were privately negotiated and entered into in the over-the-counter market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now requires certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

A Portfolio normally will not enter into any total return, equity, or interest rate swap, cap, or floor transaction unless the claims-paying ability of the other party thereto meets guidelines established by Janus Capital. Janus Capital’s guidelines may be adjusted in accordance with market conditions. Janus Capital or the subadviser, as applicable, will monitor the creditworthiness of all counterparties on an ongoing basis. Generally, parties that are rated in the highest short-term rating category by an NRSRO will meet Janus Capital’s guidelines. The ratings of NRSROs represent their opinions of the claims-paying ability of entities rated by them. NRSRO ratings are general and are not absolute standards of quality.

The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other types of swaps. To the extent a Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of total return, equity, or interest rate swap transactions that may be entered into by a Portfolio. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by a Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that a Portfolio is contractually obligated to make. If the other party to a swap that is not collateralized defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Portfolio may buy and sell (i.e., write) caps and floors, without limitation, subject to the segregation requirement described above.

Another form of a swap agreement is the credit default swap. A Portfolio may enter into various types of credit default swap agreements (with notional values not to exceed 10% of the net assets of the Portfolio) for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, the Portfolio would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations.

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As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, that Portfolio would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller could be required to make in a credit default transaction would be the notional amount of the agreement. A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. Credit default swaps could result in losses if the Portfolio does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.

Credit default swap agreements may involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. A Portfolio will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Portfolio may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Portfolio, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Portfolio.

A Portfolio may invest in funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps that are based on an index of credit default swaps (“CDXs”) or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets.

A Portfolio investing in CDXs is normally only permitted to take long positions in these instruments. A Portfolio holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. A Portfolio also normally indirectly bears its proportionate share of any expenses paid by a CDX in addition to the expenses of the Portfolio. By investing in CDXs, a Portfolio could be exposed to risks relating to, among other things, the reference obligation, illiquidity risk, counterparty risk, and credit risk.

Options on Swap Contracts. Certain Portfolios may purchase or write covered and uncovered put and call options on swap contracts (“swaptions”). Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.

Structured Investments. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities.

Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. Structured investments include a wide variety of instruments which are also subject to special risk such as inverse floaters and collateralized debt obligations. Inverse floaters involve leverage which may magnify a

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Portfolio’s gains or losses. The risk of collateral debt obligations depends largely on the type of collateral securing the obligations. There is a risk that the collateral will not be adequate to make interest or other payments related to the debt obligation the collateral supports.

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Portfolio’s ability to resell such a structured instrument may be more limited than its ability to resell other Portfolio securities. The Portfolios may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Portfolio’s net assets, when combined with all other illiquid investments of each Portfolio.

PORTFOLIO TURNOVER

The portfolio turnover rate of a Portfolio is calculated by dividing the lesser of purchases or sales of portfolio securities (exclusive of purchases or sales of U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less) by the monthly average of the value of the portfolio securities owned by the Portfolio during the year. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the fiscal year. A 100% portfolio turnover rate would occur, for example, if all of the securities held by a Portfolio were replaced once during the fiscal year. A Portfolio cannot accurately predict its turnover rate. Variations in portfolio turnover rates shown may be due to market conditions, changes in the size of a Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of a Portfolio’s investments, and the investment style and/or outlook of the portfolio managers and/or investment personnel. A Portfolio’s portfolio turnover rate may be higher when a Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. Higher levels of portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in Portfolio performance. The following table summarizes the portfolio turnover rates for the Portfolios for the last two fiscal years, unless otherwise noted.

	Portfolio Turnover Rate for	Portfolio Turnover Rate for
	the fiscal year ended	the fiscal year ended
Portfolio Name	December 31, 2012	December 31, 2011
Fixed Income
Flexible Bond Portfolio	140%	164%
Global & International
Global Research Portfolio	56%	88%
Overseas Portfolio	36%	32%
Growth & Core
Balanced Portfolio	77%	108%
Enterprise Portfolio	15%	15%
Forty Portfolio	10%	46%
Janus Portfolio	38%	90%
Specialty Equity
Global Technology Portfolio	56%	83%
Value
Mid Cap Value Portfolio	49%	52%

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the portfolios and to protect the confidentiality of the portfolios’ holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each Portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Portfolio shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by

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calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for each Portfolio at janus.com/variable-insurance.

Each Portfolio may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. Each Portfolio’s top portfolio holdings, in order of position size and as a percentage of a Portfolio’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. Each Portfolio may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Portfolio performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Portfolios disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

The Janus funds’ Trustees, officers, and primary service providers, including investment advisers identified in this SAI, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the portfolios’ insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings. Any confidentiality agreement entered into regarding disclosure of a Janus fund’s portfolio holdings includes a provision that portfolio holdings are the confidential property of that Janus fund and may not be shared or used directly or indirectly for any purpose (except as specifically provided in the confidentiality agreement), including trading in portfolio shares.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital’s Chief Compliance Officer or Ethics Committee that a Janus fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds’ Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

Under extraordinary circumstances, Janus Capital’s Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

To the best knowledge of the Janus funds, as of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above under ongoing arrangements with the funds and/or Janus Capital,

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receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of one or more subadvisers and their products.

Name	Frequency	Lag Time
ACA Compliance Group	As needed	Current
ALPS Distributors, Inc.	As needed	Current
AnchorPath Financial, LLC	As needed	Current
Apex Systems, Inc.	As needed	Current
Aprimo, Inc.	As needed	Current
Athena Investment Services	As needed	Current
Barclays Capital Inc.	Daily	Current
Barra, Inc.	Daily	Current
BNP Paribas	Daily	Current
BNP Paribas Prime Brokerage, Inc.	Daily	Current
BNP Securities Corp.	Daily	Current
BNY Mellon Performance and Risk Analytics, LLC	Monthly	Current
Brockhouse & Cooper Inc.	Quarterly	Current
Brown Brothers Harriman & Co.	Daily	Current
Callan Associates Inc.	As needed	Current
Cambridge Associates LLC	Quarterly	Current
Canterbury Consulting Inc.	Monthly	Current
Carr Communications NYC, LLC	As needed	Current
Charles River Brokerage, LLC	As needed	Current
Charles River Systems, Inc.	As needed	Current
Charles Schwab & Co., Inc.	As needed	Current
CMS BondEdge	As needed	Current
Compri Consulting, Inc.	Daily	Current
Consulting Services Group, LLC	As needed	Current
Corporate Compliance Partners LLC	As needed	Current
Cutter Associates, Inc.	As needed	Current
Deloitte & Touche LLP	As needed	Current
Deloitte Tax LLP	As needed	Current
Deutsche Bank AG, New York Branch	As needed	Current
DTCC Loan/SERV LLC	Daily	Current
Eagle Investment Systems Corp.	As needed	Current
Ennis, Knupp & Associates, Inc.	As needed	Current
Envestnet Asset Management Inc.	As needed	Current
Ernst & Young LLP	As needed	Current
FactSet Research Systems, Inc.	As needed	Current
Financial Express Limited	As needed	Current
Financial Models Company, Inc.	As needed	Current
FlexTrade LLC	Daily	Current
FT Interactive Data Corporation	Daily	Current
HeterMedia Services Limited	Monthly	Current
Hewitt Associates LLC	As needed	Current
Infotech Consulting Inc.	Daily	Current
Institutional Shareholder Services, Inc.	Daily	Current
International Data Corporation	Daily	Current
Investment Technology Group, Inc.	Daily	Current
InvestTech Systems Consulting, Inc.	Daily	Current

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Name	Frequency	Lag Time
J.P. Morgan Securities LLC	As needed	Current
Jeffrey Slocum & Associates, Inc.	As needed	Current
KFORCE Inc.	Daily	Current
KPMG LLP	As needed	Current
Lipper Inc.	Quarterly	Current
Marco Consulting Group, Inc.	Monthly	Current
Marquette Associates	As needed	Current
Markit Loans, Inc.	Daily	Current
Mercer Investment Consulting, Inc.	As needed	Current
Merrill Communications LLC	Quarterly	Current
Moody’s Investors Service Inc.	Weekly	7 days or more
Morningstar, Inc.	As needed	30 days
New England Pension Consultants	Monthly	Current
Nikko AM Americas	As needed	Current
Nomura Funds Research & Technologies America Inc.	As needed	Current
Omgeo LLC	Daily	Current
Pacific Life	As needed	Current
Perficient, Inc.	As needed	Current
PricewaterhouseCoopers LLP	As needed	Current
Prima Capital Holding, Inc.	As needed	Current
Prima Capital Management, Inc.	Quarterly	15 days
Promontory Financial Group, LLC	As needed	Current
Protiviti, Inc.	As needed	Current
QuoteVision Limited	Daily	Current
RR Donnelley and Sons Company	Daily	Current
RR Donnelley and Sons Company	Semi-annually	Current
R.V. Kuhns & Associates	As needed	Current
Reuters America Inc.	Daily	Current
Rocaton Investment Advisors, LLC	As needed	Current
Rogerscasey, Inc.	Quarterly	Current
Russell/Mellon Analytical Services, LLC	Monthly	Current
Sapient Corporation	As needed	Current
SEI Investments	As needed	Current
Serena Software, Inc.	As needed	Current
SimCorp USA, Inc.	As needed	Current
SS&C Technologies, Inc.	As needed	Current
Standard & Poor’s	Daily	Current
Standard & Poor’s Financial Services	Weekly	2 days or more
Standard & Poor’s Securities Evaluation	Daily	Current
State Street Bank and Trust Company	Daily	Current
State Street Global Advisors	Monthly	Current
Stratford Advisory Group, Inc.	As needed	Current
Summit Strategies Group	Monthly; Quarterly	Current
The Ohio National Life Insurance Company	As needed	Current
The Yield Book Inc.	Daily	Current
Thrivent Financial for Lutherans	As needed	Current
Top Five Solutions LLC	As needed	Current
Tower Investment	As needed	30 days
Towers Watson	As needed	Current

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Name	Frequency	Lag Time
TradingScreen Inc.	As needed	Current
Wachovia Securities LLC	As needed	Current
Wall Street On Demand, Inc.	Monthly; Quarterly	30 days; 15 days
Wilshire Associates Incorporated	As needed	Current
Wolters Kluwer Financial Services, Inc.	Monthly	Current
Yanni Partners, Inc.	Quarterly	Current
Zephyr Associates, Inc.	Quarterly	Current

In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the portfolios may receive nonpublic portfolio holdings information.

Janus Capital manages other accounts such as separately managed accounts, other pooled investment vehicles, and portfolios sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Portfolios’ holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Portfolios’ holdings disclosure policies.

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Investment adviser and subadviser

INVESTMENT ADVISER – JANUS CAPITAL MANAGEMENT LLC

As stated in the Prospectuses, each Portfolio has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

Each Portfolio’s Advisory Agreement continues in effect from year to year so long as such continuance is approved at least annually by the vote of a majority of the Portfolios’ Trustees who are not parties to the Advisory Agreements or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Trustees”), and by either the Portfolios’ Trustees or the affirmative vote of a majority of the outstanding voting securities of each Portfolio. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Portfolio’s Trustees, the vote of a majority of the outstanding voting securities of a Portfolio, or Janus Capital on 60 days’ advance written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Portfolio, including a majority of the Independent Trustees, and, to the extent required by the 1940 Act, the affirmative vote of a majority of the outstanding voting securities of that Portfolio.

Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolios’ investments, provide office space for the Portfolios, and certain other advisory-related services. Each Portfolio pays custodian fees and expenses, any brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and audit expenses, interest and taxes, a portion of trade or other investment company dues and expenses, expenses of shareholders’ meetings, mailing of prospectuses, statements of additional information, and reports to shareholders, fees and expenses of all Portfolio Trustees, other costs of complying with applicable laws regulating the sale of Portfolio shares, compensation to the Portfolios’ transfer agent, and other costs, including shareholder servicing costs. As discussed in this section, Janus Capital has delegated certain management duties for Mid Cap Value Portfolio to Perkins pursuant to a subadvisory agreement (“Sub-Advisory Agreement”) between Janus Capital and Perkins.

Janus Capital also serves as administrator and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Portfolios, including, but not limited to, NAV determination, portfolio accounting, recordkeeping, blue sky registration and monitoring services, preparation of prospectuses and other Portfolio documents, and other services for which the Portfolios reimburse Janus Capital for its out-of-pocket costs. Each Portfolio also pays for the salaries, fees, and expenses of certain Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolios. Administration costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadviser) provides to each Portfolio. Some expenses related to compensation payable to the Portfolios’ Chief Compliance Officer and compliance staff are shared with the Portfolios.

Many of these costs vary from year to year which can make it difficult to predict the total impact to your Portfolio’s expense ratio, in particular during times of declining asset values of a Portfolio. Certain costs may be waived and/or reimbursed by Janus Capital to the Portfolios pursuant to expense limitation agreements with a Portfolio.

A discussion regarding the basis for the Trustees’ approval of the Portfolios’ Investment Advisory Agreements and Sub-Advisory Agreement (as applicable) is included in the Portfolios’ annual or semiannual report to shareholders. You can request the Portfolios’ annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/variable-insurance.

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The Portfolios pay a monthly investment advisory fee to Janus Capital for its services. The fee is based on the average daily net assets of each Portfolio for Portfolios with an annual fixed-rate fee, and is calculated at the annual rate. The detail for Portfolios with this fee structure is shown below under “Average Daily Net Assets of the Portfolio.” Portfolios that pay a fee that may adjust up or down based on the Portfolio’s performance relative to its benchmark index over the performance measurement period have “N/A” in the “Average Daily Net Assets of the Portfolio” column below. The following table also reflects the Portfolios’ contractual fixed-rate investment advisory fee rate for Portfolios with an annual fee based on average daily net assets and the “base fee” rate prior to any performance fee adjustment for Portfolios that have a performance fee structure.

		Contractual
		Investment Advisory
	Average Daily Net	Fees/Base Fees (%)
Portfolio Name	Assets of the Portfolio	(annual rate)
Fixed Income

Flexible Bond Portfolio	First $300 Million	0.55
	Over $300 Million	0.45

Global & International

Global Research Portfolio	N/A	0.60

Overseas Portfolio	N/A	0.64

Growth & Core

Balanced Portfolio	All Asset Levels	0.55

Enterprise Portfolio	All Asset Levels	0.64

Forty Portfolio	N/A	0.64

Janus Portfolio	N/A	0.64

Specialty Equity

Global Technology Portfolio	All Asset Levels	0.64

Value

Mid Cap Value Portfolio	N/A	0.64

PERFORMANCE-BASED INVESTMENT ADVISORY FEE

Applies to Global Research Portfolio, Mid Cap Value Portfolio, Janus Portfolio, Overseas Portfolio, and Forty Portfolio only
Effective on the dates shown below, each of Global Research Portfolio, Mid Cap Value Portfolio, Janus Portfolio, Overseas Portfolio, and Forty Portfolio implemented an investment advisory fee rate that adjusts up or down based upon each Portfolio’s performance relative to the cumulative investment record of its respective benchmark index over the performance measurement period. Any performance adjustment commenced on the date shown below. Prior to the effective date of the performance adjustment, only the base fee applied.

	Effective Date of	Effective Date of
	Performance Fee	First Adjustment
Portfolio Name	Arrangement	to Advisory Fee
Global Research Portfolio	02/01/06	02/01/07
Mid Cap Value Portfolio	02/01/06	02/01/07
Janus Portfolio	07/01/10	07/01/11
Overseas Portfolio	07/01/10	10/01/11
Forty Portfolio	07/01/10	01/01/12

Under the performance-based fee structure, the investment advisory fee paid to Janus Capital by each Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Portfolio’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio’s average daily net assets during the applicable performance measurement period. The performance measurement period generally is the

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previous 36 months, although no Performance Adjustment will be made until the performance-based fee structure has been in effect for at least 12 months (15 months for Overseas Portfolio; or 18 months for Forty Portfolio) (“Initial Performance Measurement Period”); and accordingly, only the Portfolio’s Base Fee Rate applies for the Initial Performance Measurement Period. When the performance-based fee structure has been in effect for at least the Initial Performance Measurement Period, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued throughout the month. The investment advisory fee is paid monthly in arrears.

The Performance Adjustment may result in an increase or decrease in the investment advisory fee paid by a Portfolio, depending upon the investment performance of the Portfolio relative to its benchmark index over the performance measurement period. No Performance Adjustment is applied unless the difference between the Portfolio’s investment performance and the cumulative investment record of the Portfolio’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Portfolio outperforms or underperforms its benchmark index. Because the Performance Adjustment is tied to a Portfolio’s performance relative to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Portfolio’s shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Portfolio’s shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Portfolio is calculated net of expenses, whereas a Portfolio’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Portfolio and the Portfolio’s benchmark index. Under extreme circumstances involving underperformance by a rapidly shrinking Portfolio, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Portfolio.

The application of an expense limit, if any, will have a positive effect upon a Portfolio’s performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

The investment performance of a Portfolio’s Service Shares (“Service Shares”) is used for purposes of calculating the Portfolio’s Performance Adjustment. After Janus Capital determines whether a particular Portfolio’s performance was above or below its benchmark index by comparing the investment performance of the Portfolio’s Service Shares against the cumulative investment record of that Portfolio’s benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Portfolio.

The Trustees may determine that a class of shares of a Portfolio other than Service Shares is the most appropriate for use in calculating the Performance Adjustment. If a different class of shares is substituted in calculating the Performance Adjustment, the use of that successor class of shares may apply to the entire performance measurement period so long as the successor class was outstanding at the beginning of such period. If the successor class of shares was not outstanding for all or a portion of the performance measurement period, it may only be used in calculating that portion of the Performance Adjustment attributable to the period during which the successor class was outstanding, and any prior portion of the performance measurement period would be calculated using the class of shares previously designated. Any change to the class of shares used to calculate the Performance Adjustment is subject to applicable law.

The Trustees may from time to time determine that another securities index for a Portfolio is a more appropriate benchmark index for purposes of evaluating the performance of that Portfolio. In that event, the Trustees may approve the substitution of a successor index for the Portfolio’s benchmark index. However, the calculation of the Performance Adjustment for any portion of the performance measurement period prior to the adoption of the successor index will still be based upon the Portfolio’s performance compared to its former benchmark index. Any change to a particular Portfolio’s benchmark index for purposes of calculating the Performance Adjustment is subject to applicable law. It is currently the position of the staff of the SEC (the “Staff”) that, with respect to Portfolios that charge a performance fee, any changes to a Portfolio’s benchmark index will require shareholder approval. If there is a change in the Staff’s position, the Trustees intend to notify shareholders of such change in position at such time as the Trustees may determine that a change in a Portfolio’s benchmark index is appropriate.

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Under certain circumstances, the Trustees may, without the prior approval of Portfolio shareholders, implement changes to the performance fee structure of a Portfolio as discussed above, subject to applicable law.

It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of each Portfolio relative to the record of the Portfolio’s benchmark index and future changes to the size of each Portfolio.

If the average daily net assets of a Portfolio remain constant during a 36-month performance measurement period, current net assets will be the same as average net assets over the performance measurement period and the maximum Performance Adjustment will be equivalent to 0.15% of current net assets. When current net assets vary from net assets over the 36-month performance measurement period, the Performance Adjustment, as a percentage of current assets, may vary significantly, including at a rate more or less than 0.15%, depending upon whether the net assets of the Portfolio had been increasing or decreasing (and the amount of such increase or decrease) during the performance measurement period. Note that if net assets for a Portfolio were increasing during the performance measurement period, the total performance fee paid, measured in dollars, would be more than if that Portfolio had not increased its net assets during the performance measurement period.

Suppose, for example, that the Performance Adjustment was being computed after the assets of a Portfolio had been shrinking. Assume its monthly Base Fee Rate was 1/12th of 0.60% of average daily net assets during the previous month. Assume also that average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were just $200 million.

The Base Fee Rate would be computed as follows:

$200 million x 0.60% ÷ 12 = $100,000

If the Portfolio outperformed or underperformed its benchmark index by an amount which triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:

$500 million x 0.15% ÷ 12 = $62,500, which is approximately 1/12th of 0.375% of $200 million.

If the Portfolio had outperformed its benchmark index, the total advisory fee rate for that month would be $162,500, which is approximately 1/12th of 0.975% of $200 million.

If the Portfolio had underperformed its benchmark index, the total advisory fee rate for that month would be $37,500, which is approximately 1/12th of 0.225% of $200 million.

Therefore, the total advisory fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12th of 0.975% in the case of outperformance, or approximately 1/12th of 0.225% in the case of underperformance. Under extreme circumstances involving underperformance by a rapidly shrinking Portfolio, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Portfolio.

By contrast, the Performance Adjustment would be a smaller percentage of current assets if the net assets of the Portfolio were increasing during the performance measurement period. Suppose, for example, that the Performance Adjustment was being computed after the assets of a Portfolio had been growing. Assume its average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were $800 million.

The Base Fee Rate would be computed as follows:

$800 million x 0.60% ÷ 12 = $400,000

If the Portfolio outperformed or underperformed its benchmark index by an amount which triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:

$500 million x 0.15% ÷ 12 = $62,500, which is approximately 1/12th of 0.094% of $800 million.

If the Portfolio had outperformed its benchmark index, the total advisory fee rate for that month would be $462,500, which is approximately 1/12th of 0.694% of $800 million.

If the Portfolio had underperformed its benchmark index, the total advisory fee rate for that month would be $337,500, which is approximately 1/12th of 0.506% of $800 million.

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Therefore, the total advisory fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12th of 0.694% in the case of outperformance, or approximately 1/12th of 0.506% in the case of underperformance.

The Base Fee Rate for each Portfolio and the Portfolio’s benchmark index used for purposes of calculating the Performance Adjustment are shown in the following table:

		Base Fee Rate (%)
Portfolio Name	Benchmark Index	(annual rate)
Global Research Portfolio	MSCI World Indexsm(1)	0.60
Mid Cap Value Portfolio	Russell Midcap® Value Index(2)	0.64 (3)
Janus Portfolio	Core Growth Index(4)	0.64
Overseas Portfolio	MSCI All Country World ex-U.S. Indexsm(5)	0.64
Forty Portfolio	Russell 1000® Growth Index(6)	0.64

(1)	The MSCI World Indexsm is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.
(2)	The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.
(3)	Janus Capital pays Perkins, the Portfolio’s subadviser, a fee for its services provided pursuant to a Sub-Advisory Agreement between Janus Capital and Perkins, on behalf of the Portfolio. The subadvisory fee paid by Janus Capital to Perkins adjusts up or down based on the Portfolio’s performance relative to its benchmark index over the performance measurement period. Under the Sub-Advisory Agreement, Janus Capital pays Perkins a fee equal to 50% of the investment advisory fee paid by the Portfolio to Janus Capital (net of any performance fee adjustments and reimbursements of expenses incurred or fees waived by Janus Capital).
(4)	The Core Growth Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%).
(5)	The MSCI All Country World ex-U.S. Indexsm is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.
(6)	The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The following hypothetical examples illustrate the application of the Performance Adjustment for each Portfolio. The examples assume that the average daily net assets of the Portfolio remain constant during a 36-month performance measurement period. The Performance Adjustment would be a smaller percentage of current assets if the net assets of the Portfolio were increasing during the performance measurement period, and a greater percentage of current assets if the net assets of the Portfolio were decreasing during the performance measurement period. All numbers in the examples are rounded to the nearest hundredth percent. The net assets of each Portfolio as of the fiscal year ended December 31, 2012 are shown below:

Portfolio Name	Net Assets (000s)
Global Research Portfolio	$672,775
Mid Cap Value Portfolio	128,660
Janus Portfolio	552,498
Overseas Portfolio	1,509,445
Forty Portfolio	959,376

Examples: Global Research Portfolio
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Portfolio outperforms or underperforms its benchmark index by 6.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Portfolio’s Service Shares compared to the cumulative investment record of the MSCI World Indexsm.

Example 1: Portfolio Outperforms Its Benchmark Index By 6.00%

If the Portfolio has outperformed the MSCI World Indexsm by 6.00% during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.60%	1/12th of 0.15%	1/12th of 0.75%

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Example 2: Portfolio Performance Tracks Its Benchmark Index

If the Portfolio performance has tracked the performance of the MSCI World Indexsm during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.60%	0.00	1/12th of 0.60%

Example 3: Portfolio Underperforms Its Benchmark Index By 6.00%

If the Portfolio has underperformed the MSCI World Indexsm by 6.00% during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.60%	1/12th of -0.15%	1/12th of 0.45%

Examples: Mid Cap Value Portfolio
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Portfolio outperforms or underperforms its benchmark index by 4.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Portfolio’s Service Shares compared to the cumulative investment record of the Russell Midcap® Value Index.

Example 1: Portfolio Outperforms Its Benchmark Index By 4.00%

If the Portfolio has outperformed the Russell Midcap® Value Index by 4.00% during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of 0.15%	1/12th of 0.79%

Example 2: Portfolio Performance Tracks Its Benchmark Index

If the Portfolio performance has tracked the performance of the Russell Midcap® Value Index during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	0.00	1/12th of 0.64%

Example 3: Portfolio Underperforms Its Benchmark Index By 4.00%

If the Portfolio has underperformed the Russell Midcap® Value Index by 4.00% during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of -0.15%	1/12th of 0.49%

Under the terms of the current Sub-Advisory Agreement between Janus Capital and Perkins, on behalf of Mid Cap Value Portfolio, Janus Capital pays Perkins a fee equal to 50% of the advisory fee paid by the Portfolio to Janus Capital (plus or minus half of any performance fee adjustment, and net of any reimbursement of expenses incurred or fees waived by Janus Capital). This means that the subadvisory fee rate for fees paid by Janus Capital to Perkins will adjust up or down in line with the advisory fee rate for fees paid by the Portfolio to Janus Capital based on Mid Cap Value Portfolio’s Service Shares’ performance compared to the investment record of the Russell Midcap® Value Index.

Examples: Janus Portfolio
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Portfolio outperforms or underperforms its benchmark index by 4.50% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Portfolio’s Service Shares compared to the cumulative investment record of the Core Growth Index, which is calculated using an equal weighting (50% / 50%) of the Russell 1000® Growth Index and the S&P 500® Index.

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Example 1: Portfolio Outperforms Its Benchmark Index By 4.50%

If the Portfolio has outperformed the Core Growth Index by 4.50% during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of 0.15%	1/12th of 0.79%

Example 2: Portfolio Performance Tracks Its Benchmark Index

If the Portfolio performance has tracked the performance of the Core Growth Index during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	0.00	1/12th of 0.64%

Example 3: Portfolio Underperforms Its Benchmark Index By 4.50%

If the Portfolio has underperformed the Core Growth Index by 4.50% during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of -0.15%	1/12th of 0.49%

Examples: Overseas Portfolio
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Portfolio outperforms or underperforms its benchmark index by 7.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Portfolio’s Service Shares compared to the cumulative investment record of the MSCI All Country World ex-U.S. Indexsm.

Example 1: Portfolio Outperforms Its Benchmark Index By 7.00%

If the Portfolio has outperformed the MSCI All Country World ex-U.S. Indexsm by 7.00% during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of 0.15%	1/12th of 0.79%

Example 2: Portfolio Performance Tracks Its Benchmark Index

If the Portfolio performance has tracked the performance of the MSCI All Country World ex-U.S. Indexsm during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	0.00	1/12th of 0.64%

Example 3: Portfolio Underperforms Its Benchmark Index By 7.00%

If the Portfolio has underperformed the MSCI All Country World ex-U.S. Indexsm by 7.00% during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of -0.15%	1/12th of 0.49%

Examples: Forty Portfolio
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Portfolio outperforms or underperforms its benchmark index by 8.50% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Portfolio’s Service Shares compared to the cumulative investment record of the Russell 1000® Growth Index.

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Example 1: Portfolio Outperforms Its Benchmark Index By 8.50%

If the Portfolio has outperformed the Russell 1000® Growth Index by 8.50% during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of 0.15%	1/12th of 0.79%

Example 2: Portfolio Performance Tracks Its Benchmark Index

If the Portfolio performance has tracked the performance of the Russell 1000® Growth Index during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	0.00	1/12th of 0.64%

Example 3: Portfolio Underperforms Its Benchmark Index By 8.50%

If the Portfolio has underperformed the Russell 1000® Growth Index by 8.50% during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of -0.15%	1/12th of 0.49%

EXPENSE LIMITATIONS

Janus Capital agreed by contract to waive the advisory fee payable by certain Portfolios in an amount equal to the amount, if any, that such Portfolio’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any performance adjustments to management fees, if applicable, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. For information about how these expense limits affect the total expenses of each class of the Portfolios, refer to the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of each Prospectus. Provided that Janus Capital remains investment adviser to the Portfolios, Janus Capital has agreed to continue such waivers until at least May 1, 2014. Mortality risk, expense risk, and other charges imposed by participating insurance companies are also excluded from the expense limitations noted.

Expense Limit
Portfolio Name	Percentage (%)

Fixed Income
Flexible Bond Portfolio	0.55
Specialty Equity
Global Technology Portfolio	0.97
Value
Mid Cap Value Portfolio(1)	0.86

(1)	The Portfolio has a performance-based investment advisory fee with a rate that adjusts up or down based upon the Portfolio’s performance relative to its benchmark index over the performance measurement period. Additional details are included in the “Performance-Based Investment Advisory Fee” section of this SAI. Because a fee waiver will have a positive effect upon the Portfolio’s performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. Unless terminated, revised, or extended, the Portfolio’s expense limit will be in effect until at least May 1, 2014.

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The following table summarizes the investment advisory fees paid by each Portfolio and any advisory fee waivers pursuant to the investment advisory fee agreement in effect during the last three fiscal years ended December 31.

	2012			2011			2010
	Advisory			Advisory			Advisory
Portfolio Name	Fees	Waivers(−)		Fees	Waivers(−)		Fees	Waivers(−)
Fixed Income
Flexible Bond Portfolio	$2,492,552	−$	75,067	$2,348,908	−$	65,535	$2,258,732	−$	7,021
Global & International
Global Research Portfolio	$3,216,113		N/A	$4,955,183		N/A	$4,606,012		N/A
Overseas Portfolio	$6,810,473		N/A	$12,816,792		N/A	$15,254,347		N/A
Growth & Core
Balanced Portfolio	$5,734,330		N/A	$9,224,231		N/A	$9,220,012		N/A
Enterprise Portfolio	$3,521,172		N/A	$3,779,763		N/A	$3,710,809		N/A
Forty Portfolio	$4,769,639		N/A	$6,365,144		N/A	$7,174,758		N/A
Janus Portfolio	$2,686,673		N/A	$3,427,941		N/A	$8,785,867		N/A
Specialty Equity
Global Technology Portfolio	$736,564		$0	$838,560		$0	$803,065		$0
Value
Mid Cap Value Portfolio	$629,516		$0	$848,724		$0	$846,212		$0

SUBADVISER
PERKINS INVESTMENT MANAGEMENT LLC

Janus Capital has entered into a Sub-Advisory Agreement with Perkins Investment Management LLC, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606, on behalf of Mid Cap Value Portfolio.

Perkins and its predecessors have been in the investment advisory business since 1984. Perkins also serves as investment adviser or subadviser to separately managed accounts and other registered investment companies. Janus Capital owns approximately 78% of Perkins. Perkins has the option to require Janus Capital to purchase all or part of its remaining ownership interests following certain anniversary dates. On February 1, 2013, Perkins exercised its rights to put 98% of its interests to Janus Capital. The transaction is expected to close in August 2013.

Under the Sub-Advisory Agreement between Janus Capital and Perkins, Perkins is responsible for the day-to-day investment operations of Mid Cap Value Portfolio. Investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust’s registration statement. Perkins: (i) manages the investment operations of the Portfolio; (ii) keeps Janus Capital fully informed as to the valuation of assets of the Portfolio, its condition, investment decisions and considerations; (iii) maintains all books and records required under federal securities law relating to day-to-day portfolio management of the Portfolio; (iv) performs certain limited related administrative functions; and (v) provides the Trustees and Janus Capital with economic, operational, and investment data and reports. The Sub-Advisory Agreement provides that Perkins shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Portfolio, except for willful malfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Sub-Advisory Agreement and except to the extent otherwise provided by law.

Under the Amended Sub-Advisory Agreement, Janus Capital pays Perkins a fee equal to 50% of the advisory fee payable by Mid Cap Value Portfolio to Janus Capital (calculated after any applicable performance fee adjustment, fee waivers, and expense reimbursements).

The Sub-Advisory Agreement with Perkins will continue in effect from year to year if such continuation is specifically approved at least annually by the vote of a majority of the independent Trustees, and by either the Portfolio’s Trustees or the affirmative vote of a majority of the outstanding voting securities of the Portfolio. The Sub-Advisory Agreement is subject to termination at any time, without penalty, by the Trustees, the vote of at least a majority of outstanding voting securities of the Portfolio, or Janus Capital upon 60 days’ advance written notice, or by Perkins by giving 90 days’ advance written notice to the other party (Perkins shall allow up to an additional 90 days at the request of Janus Capital or the Trust in order to find a replacement for Perkins) or by Janus Capital or the Trust without advance notice if Perkins is unable to discharge its duties

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and obligations. The Portfolio’s Sub-Advisory Agreement terminates automatically in the event of the assignment or termination of the Portfolio’s Investment Advisory Agreement. The Portfolio’s Sub-Advisory Agreement generally may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees, and, to the extent required by the 1940 Act, the affirmative vote of a majority of the outstanding voting securities of the Portfolio.

PERFORMANCE-BASED SUBADVISORY FEE

Applies to Mid Cap Value Portfolio
As a result of shareholder approval of Mid Cap Value Portfolio’s amended investment advisory agreement between Janus Capital and the Trust, on behalf of the Portfolio, effective February 1, 2006, the subadvisory fee paid to Perkins changed from a fixed-rate fee to a fee that adjusts up or down based upon the performance of the Portfolio’s Service Shares relative to the Russell Midcap® Value Index, the Portfolio’s benchmark index. Any applicable performance adjustment commenced February 2007. Until that time, only the previous fixed rate applied. In accordance with the Sub-Advisory Agreement, Perkins receives a fee from Janus Capital equal to 50% of the advisory fee payable to Janus Capital from the Portfolio (net of any applicable performance fee adjustments, reimbursement of expenses incurred, or fees waived by Janus Capital).

SUBADVISORY FEES

Under the Sub-Advisory Agreement, Perkins was compensated according to the following schedule for the fiscal year ended December 31, 2012:

		Subadvisory
Portfolio Name	Subadviser	Fee Rate (%)
Mid Cap Value Portfolio	Perkins	0.32	(1)(2)

(1)	Prior to any performance adjustment, if applicable.
(2)	Prior to any fee reimbursement, if applicable.

Mid Cap Value Portfolio pays no fees directly to Perkins. Janus Capital pays these subadvisory fees out of the Portfolio’s advisory fees.

The following table summarizes the subadvisory fees paid by Janus Capital pursuant to the subadvisory fee agreement in effect during the fiscal years noted.

	December 31, 2012	December 31, 2011	December 31, 2010
Portfolio Name	Subadvisory Fees	Subadvisory Fees	Subadvisory Fees
Mid Cap Value Portfolio	$314,006	$411,671	$422,754

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

Janus Capital and its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers or their affiliates, or other financial intermediaries that distribute, market or promote the Portfolios, or perform related services for contract owners or plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

In addition, Janus Capital, Janus Distributors LLC (“Janus Distributors”), or their affiliates may pay, from their own assets, to selected insurance companies, qualified plan service providers or their affiliates, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Portfolios. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to

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or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) fees or reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price a contract owner or plan participant pays for Shares nor the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Portfolios and, if applicable, when considering which share class of a Portfolio is most appropriate for you. Please contact your insurance company or plan sponsor for details on such arrangements.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL AND THE SUBADVISER

Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts, as well as other pooled investment vehicles, such as hedge funds. Janus Capital has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. As such, investment decisions for each account managed by Janus Capital, including the Portfolios, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts’ ability to participate in volume transactions may produce better executions and prices for the accounts.

With respect to allocations of initial public offerings of equity securities or syndicate offerings of bonds (each a “Primary Offering”), under Primary Offering allocation procedures adopted by Janus Capital and Perkins, an account may participate in a Primary Offering if the portfolio managers and/or investment personnel believe the Primary Offering is an appropriate investment based on the account’s investment restrictions, risk profile, asset composition, and/or cash levels. For equity securities, these Primary Offering allocation procedures generally require that all shares purchased in a Primary Offering be allocated on a pro rata basis to all participating accounts based upon the total assets of each account. For syndicated bond offerings, the Primary Offering procedures generally require that all bonds purchased be allocated on a pro rata basis to all

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participating accounts within the same investment strategy (as opposed to pro rata across all participating accounts). To the extent a portfolio, such as a new portfolio, has only affiliated shareholders, such as a portfolio manager or an adviser, and the portfolio participates in a Primary Offering, those shareholders may be perceived as receiving a benefit and, as a result, may have a conflict with management of the portfolio.

Janus Capital is permitted to adjust its allocation procedures to address fractional shares, odd lots, or minimum issue sizes and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers’ and/or investment personnel’s request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives. Participation in Primary Offerings may impact performance. In particular, the allocation of securities may have the unintended consequence of having a greater impact (positive or negative) on the performance of one or more accounts compared to other accounts.

In connection with investment in Peoples Republic of China (“PRC”) local market securities, Janus Capital has developed Qualified Foreign Institutional Investor (“QFII”) allocation procedures to address potential conflicts of interest and to equitably and effectively administer QFII operations and the allocation of available investment quota. Janus Capital seeks to allocate quota and administer its QFII role in the best interests of various participating accounts. The procedures also seek to address and mitigate instances where conflicts of interest could exist with regard to the repatriation of assets. Janus Capital will seek to make quota allocation decisions and administer its QFII role without regard to any potential loss of quota which may occur if participating accounts determine to repatriate assets and there is not sufficient interest across other accounts to utilize the available quota. The procedures address additional considerations related to a given account’s objectives, policies and strategies. Janus Capital will consider, among other things, the appropriateness of investment in PRC local market securities in light of the objective, investment time horizon and risk management objectives of the account, whether the account’s liquidity position after a desired quota allocation would continue to maintain a level deemed to be adequate, and whether the desired quota allocation is deemed to be de minimis and the resulting burdens on administration and custody costs to the account outweigh perceived benefit of an investment.

Janus Capital manages long and short portfolios. The simultaneous management of long and short portfolios creates potential conflicts of interest in fund management and creates potential risks such as the risk that short sale activity could adversely affect the market value of long positions in one or more Janus funds (and vice versa), the risk arising from the sequential orders in long and short positions, and the risks associated with the trade desk receiving opposing orders in the same security at the same time.

Janus Capital has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts and risks. Among other things, Janus Capital has trade allocation procedures in place as previously described. In addition, procedures prohibit a portfolio manager and/or investment personnel from executing a short sale on a security held long in any other portfolio that they manage but that is not held long in the account the portfolio manager and/or investment personnel is placing the short in. Note this does not prohibit shorting against the box. The procedures also require approvals of Janus Capital senior management in other situations that raise potential conflicts of interest, as well as periodic monitoring of long and short trading activity of the Janus funds and accounts.

Perkins, the subadviser for Mid Cap Value Portfolio, may buy and sell securities or engage in other investments on behalf of multiple clients, including Mid Cap Value Portfolio. Perkins seeks to allocate trades among its clients on an equitable basis, taking into consideration such factors as the size of the client’s portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability.

The Portfolios and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Pursuant to the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. All Janus funds are eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. In addition, Janus Capital receives an investment advisory fee for managing the cash management vehicle used for its securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles, and

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therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

Each account managed by Janus Capital or Perkins has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

The officers and Trustees of the Janus funds may also serve as officers and Trustees of the Janus “funds of funds,” which are funds that primarily invest in other Janus mutual funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus funds of funds and the other Janus mutual funds. The Trustees intend to address any such conflicts as deemed appropriate.

Janus Ethics Rules
Janus Capital, Perkins, and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Policy, Gift and Entertainment Policy, and Outside Business Activity Policy. The Ethics Rules are designed to ensure Janus Capital, Perkins, and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Portfolio shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Portfolio shareholders; (v) conduct all personal trading, including transactions in the Portfolios and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) refrain from using any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

Under the Personal Trading Policy, all Janus Capital, Perkins, and Janus Distributors personnel, as well as the Trustees and Officers of the Portfolios, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Portfolios. In addition, Janus Capital, Perkins, and Janus Distributors personnel are not permitted to transact in securities held by the Portfolios for their personal accounts except under circumstances specified in the Personal Trading Policy. All personnel of Janus Capital, Perkins, Janus Distributors, and the Portfolios, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Personal Trading Policy.

In addition to the pre-clearance requirement described above, the Personal Trading Policy subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Personal Trading Policy and under certain circumstances Janus Capital, Perkins, and Janus Distributors personnel may be required to forfeit profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

Each Portfolio’s Trustees have delegated to Janus Capital or the Portfolio’s subadviser, as applicable, the authority to vote all proxies relating to such Portfolio’s portfolio securities in accordance with Janus Capital’s or the applicable subadviser’s own policies and procedures. Summaries of Janus Capital’s and the applicable subadviser’s policies and procedures are available without charge: (i) upon request, by calling 1-800-525-0020; (ii) on the Portfolios’ website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

A complete copy of Janus Capital’s proxy voting policies and procedures, including specific guidelines, is available at janus.com/proxyvoting.

Each Portfolio’s proxy voting record for the one-year period ending each June 30th is available, free of charge, through janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

JANUS CAPITAL MANAGEMENT LLC
PROXY VOTING SUMMARY FOR MUTUAL FUNDS

Janus Capital seeks to vote proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its

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independent proxy voting service (“Proxy Voting Service”), subject to specific provisions in a client’s account documentation related to exception voting.

Proxy Voting Procedures
Janus Capital has developed proxy voting guidelines (the “Janus Guidelines”) that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the “Proxy Voting Committee”) in consultation with Janus Capital’s portfolio managers and/or investment personnel. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders’ interests. The Proxy Voting Committee also reviews policy rationale provided by the Proxy Voting Service related to voting recommendations for the upcoming proxy season. Once the Proxy Voting Committee establishes its recommendations and revises the Janus Guidelines, they are distributed to Janus Capital’s portfolio managers and/or investment personnel for review and implementation. Mutual fund proxies are generally voted in accordance with the Janus Guidelines. However, upon request, certain non-mutual fund client proxies are voted in accordance with the Proxy Voting Service’s Taft-Hartley guidelines (the “Taft-Hartley Guidelines”), which were developed in conjunction with the AFL-CIO and have a worker-owner view of long-term corporate value.

While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital’s portfolio managers and/or investment personnel, it does not have proxy voting authority for any proprietary or nonproprietary mutual fund. In addition, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service provides research and recommendations on proxy issues. Janus Capital’s portfolio managers and/or investment personnel are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers and/or investment personnel do not have the right to vote on securities while they are being lent; however, the portfolio managers and/or investment personnel may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager and/or the investment personnel has discretion to vote differently than the Janus Guidelines.

The Proxy Voting Committee’s oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, the potential for conflicts of interest exists to the extent the portfolio managers and/or investment personnel have discretion to vote differently than the Janus Guidelines. On a quarterly basis, the Proxy Voting Committee reviews records of any votes that were cast differently than the Janus Guidelines and the related rationales for such votes. Additionally, and in instances where a portfolio manager and/or the investment personnel proposes to vote a proxy inconsistent with the Janus Guidelines and a potential conflict is identified, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager’s and/or the investment personnel’s voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager’s and/or the investment personnel’s rationale is reasonable, the Proxy Voting Committee will refer the matter to the appropriate Chief Investment Officer(s) (or Director of Research in his/her absence) to determine how to vote.

Proxy Voting Policies
As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

Board of Directors Issues
Janus Capital: (i) will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors; (ii) will generally vote in favor of proposals to increase the minimum number of independent directors; and (iii) will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Auditor Issues
Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

Executive Compensation Issues
Janus Capital reviews executive compensation-related proposals on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an

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allowable cap as identified by the Proxy Voting Service, the proposed equity-based compensation plan will generally be opposed. In addition, proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period) will generally be opposed.

General Corporate Issues
Janus Capital: (i) will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers); (ii) will generally oppose proposals for different classes of stock with different voting rights; and (iii) will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are designed primarily as a short-term means to protect a tax benefit. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals
If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

PERKINS INVESTMENT MANAGEMENT LLC
PROXY VOTING SUMMARY FOR MUTUAL FUNDS

Perkins seeks to vote proxies in the best interest of its shareholders and without regard to any other Perkins relationship (business or otherwise). Perkins will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by the Proxy Voting Service, subject to specific provisions in a client’s account documentation related to exception voting.

Proxy Voting Procedures
Perkins has developed proxy voting guidelines (the “Perkins Guidelines”) that outline how Perkins generally votes proxies on securities held by the portfolios Perkins manages. The Perkins Guidelines, which include recommendations on most major corporate issues, have been developed by the Perkins Proxy Voting Committee. Perkins portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Perkins Guidelines; however, a portfolio manager has discretion to vote differently than the Perkins Guidelines. Perkins has delegated the administration of its proxy voting to Janus Capital. Janus Capital, on Perkins’ behalf, has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues. Mutual fund proxies are generally voted in accordance with the Perkins Guidelines. However, upon request, certain non-mutual fund client proxies are voted in accordance with the Proxy Voting Service’s Taft-Hartley guidelines (the “Taft-Hartley Guidelines”), which were developed in conjunction with the AFL-CIO and have a worker-owner view of long-term corporate value.

The role of the Perkins Proxy Voting Committee is to develop the Perkins Guidelines. The Perkins Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Perkins Proxy Voting Committee’s oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Perkins believes that application of the Perkins Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Perkins Guidelines are predetermined. However, the potential for conflicts of interest exists to the extent the portfolio managers have discretion to vote differently than the Perkins Guidelines. For proxy votes that are inconsistent with the Perkins Guidelines and a potential conflict is identified, the Perkins Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable. If the Perkins Proxy Voting Committee does not agree that the portfolio manager’s rationale is reasonable, the Perkins Proxy Voting Committee will refer the matter to the appropriate Chief Investment Officer(s) (or the Director of Research in his/her absence) to determine how to vote.

Proxy Voting Policies
As discussed above, the Perkins Proxy Voting Committee has developed the Perkins Guidelines for use in voting proxies. Below is a summary of some of the Perkins Guidelines.

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Board of Directors Issues
Perkins: (i) will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors; (ii) will generally vote in favor of proposals to increase the minimum number of independent directors; and (iii) will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Auditor Issues
Perkins will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

Executive Compensation Issues
Perkins reviews executive compensation-related proposals on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap, as identified by the Proxy Voting Service, the proposed equity-based compensation plan will generally be opposed. In addition, proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period) will generally be opposed.

General Corporate Issues
Perkins: (i) will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers); (ii) will generally oppose proposals for different classes of stock with different voting rights; and (iii) will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are designed primarily as a short-term means to protect a tax benefit. Perkins will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals
If a shareholder proposal is specifically addressed by the Perkins Guidelines, Perkins will generally vote pursuant to that Perkins Guideline. Perkins will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Perkins will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Perkins Guidelines.

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Custodian, transfer agent, and certain affiliations

State Street Bank and Trust Company (“State Street”), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolios and an affiliated cash management pooled investment vehicle. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Portfolios’ securities and cash held outside the United States. The Portfolios’ Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Portfolios’ assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Portfolio.

Janus Services LLC (“Janus Services”), 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the Portfolios’ transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative, recordkeeping, and shareholder relations services for the Portfolios. Janus Services is not compensated for its services related to the Shares, except for out-of-pocket costs.

Through Janus Services, the Portfolios pay DST Systems, Inc. (“DST”) fees for the use of DST’s shareholder accounting system, as well as for closed accounts.

Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the distributor of the Portfolios. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. The cash-compensation amount or rate at which Janus Distributors’ registered representatives are paid for sales of products may differ based on a type of fund or a specific trust or the distribution channel or platform. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation amount or rate. You should consider these arrangements when evaluating any recommendations of your registered representative.

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Portfolio transactions and brokerage

Janus Capital places all portfolio transactions of the Portfolios. With respect to Mid Cap Value Portfolio, Janus Capital places all portfolio transactions solely upon Perkins’ direction.

Janus Capital and Perkins have a policy of seeking to obtain the “best execution” of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital and Perkins may occasionally pay higher commissions for research services as described below. The Portfolios may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers’ commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. In seeking best execution on trades for Mid Cap Value Portfolio, subadvised by Perkins, Janus Capital acts on behalf of and in consultation with Perkins. Those factors include, but are not limited to: Janus Capital’s and Perkins’ knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Portfolio or to a third party service provider to the Portfolio to pay Portfolio expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital (or Janus Capital acting on behalf of and in consultation with Perkins) determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital or Perkins, as applicable. To constitute eligible “research services,” such services must qualify as “advice,” “analyses,” or “reports.” To determine that a service constitutes research services, Janus Capital or Perkins, as applicable, must conclude that it reflects the “expression of reasoning or knowledge” relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible “brokerage services,” such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital’s and Perkins’ own research efforts. Because Janus Capital and Perkins receive a benefit from research they receive from broker-dealers, Janus Capital and Perkins may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital and Perkins do not consider a broker-dealer’s sale of Portfolio shares when choosing a broker-dealer to effect transactions.

“Cross trades,” in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Portfolios’ Trustees have adopted compliance procedures that provide that any transactions between a Portfolio and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a Portfolio involved in a cross trade.

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For the fiscal year ended December 31, 2012, the total brokerage commissions paid by the Portfolios to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Portfolios are summarized below.

Portfolio Name	Commissions	Transactions
Global & International

Global Research Portfolio	$508,989	$382,353,822

Overseas Portfolio	$867,506	$447,991,717

Growth & Core

Balanced Portfolio	$161,670	$217,321,422

Enterprise Portfolio	$67,756	$94,303,796

Forty Portfolio	$113,866	$113,002,388

Janus Portfolio	$180,862	$240,828,617

Specialty Equity

Global Technology Portfolio	$82,778	$65,311,231

Value

Mid Cap Value Portfolio	$81,966	$57,895,175

Note:	Portfolios that are not included in the table did not pay any commissions related to research for the stated period.

Janus Capital and Perkins do not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital and Perkins do, however, have internal procedures for allocating transactions in a manner consistent with their execution policies to brokers that they have identified as providing research, research-related products or services, or execution-related services of a particular benefit to their clients. Janus Capital and Perkins have entered into client commission agreements (“CCAs”) with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third parties or other broker-dealers that provide Janus Capital and Perkins with research or brokerage services, as permitted under Section 28(e) of the Securities and Exchange Act of 1934. CCAs allow Janus Capital and Perkins to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Janus Capital and Perkins are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital or Perkins, and such research may not necessarily be used by Janus Capital or Perkins in connection with the same accounts that paid commissions to the broker providing such brokerage and research products and services. Such products and services may not always be used in connection with management of the Portfolios. Similarly, research and brokerage services paid for with commissions generated by equity trades may be used for fixed-income clients that normally do not pay brokerage commissions or other clients whose commissions are generally not used to obtain such research and brokerage services. Perkins may make its own separate arrangements with and maintain internal allocation procedures for allocating transactions to brokers who provide research products and services to encourage them to provide services expected to be useful to Perkins’ clients, including Mid Cap Value Portfolio.

Janus Capital and Perkins may also use step-out transactions in order to receive research products and related services. In a step-out transaction, Janus Capital or Perkins directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but “step-out” all or a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. The second broker-dealer may clear and settle and receive commissions for the stepped-in portion. In a new issue designation, Janus Capital or Perkins directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital or Perkins directs that broker-dealer to designate a portion of the broker-dealer’s commission on the new issue purchase to a second broker-dealer(s) that provides such products and/or services. Given Janus Capital’s and Perkins’ receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital and Perkins have an incentive to continue to engage in such transactions; however, Janus Capital and Perkins only intend to utilize step-out transactions and new issue designations when they believe that doing so would not hinder best execution efforts.

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When the Portfolios purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital or the subadviser, better prices and executions will be achieved through the use of a broker.

The following table lists the total amount of brokerage commissions paid by each Portfolio for the fiscal years ending December 31.

Portfolio Name	2012	2011	2010
Fixed Income

Flexible Bond Portfolio	$—	$—	$1,156

Global & International

Global Research Portfolio	$934,413	$758,495	$566,414

Overseas Portfolio	$1,485,366	$1,176,475	$899,250

Growth & Core

Balanced Portfolio	$294,457	$1,090,528	$646,463

Enterprise Portfolio	$133,371	$159,232	$362,979

Forty Portfolio	$189,937	$710,587	$603,910

Janus Portfolio	$314,159	$800,874	$1,635,812

Specialty Equity

Global Technology Portfolio	$168,183	$197,069	$280,716

Value

Mid Cap Value Portfolio	$137,602	$118,116	$128,268

Brokerage commissions paid by a Portfolio may vary significantly from year to year because of portfolio turnover rates, contract owner and plan participant purchase/redemption activity, varying market conditions, changes to investment strategies or processes, and other factors.

As of December 31, 2012, certain Portfolios owned securities of their regular broker-dealers (or parents) as shown below:

Portfolio Name	Name of Broker-Dealer	Value of Securities Owned
Fixed Income

Flexible Bond Portfolio	Bank of America Corp.	$4,982,749
	Bank of America Corp.	1,796,137
	Bank of America Corp.	1,724,379
	Bank of America Corp.	1,416,328
	Bank of America Corp.	1,181,451
	Bank of America Corp.	277,141
	Bank of America Corp.	218,054
	Citigroup, Inc.	672,284
	Citigroup, Inc.	585,900
	Citigroup, Inc.	543,713
	Goldman Sachs Group, Inc.	3,596,861
	Goldman Sachs Group, Inc.	1,515,537
	JPMorgan Chase & Co.	2,509,084
	JPMorgan Chase & Co.	812,368
	JPMorgan Chase & Co.	672,074
	Morgan Stanley	1,711,009
	Morgan Stanley	1,666,013
	Morgan Stanley	1,378,109
	Morgan Stanley	970,952
	Morgan Stanley	638,212
	Morgan Stanley	295,279

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Portfolio Name	Name of Broker-Dealer	Value of Securities Owned
Global & International

Global Research Portfolio	Citigroup, Inc.	$10,774,799
	Credit Suisse Group AG	12,073,413
	JPMorgan Chase & Co.	12,221,198
	JPMorgan Chase & Co.	7,729,720
	Morgan Stanley	10,231,456

Overseas Portfolio	Deutsche Bank AG	$38,468,510

Growth & Core

Balanced Portfolio	Bank of America Corp.	$3,711,025
	Bank of America Corp.	1,414,562
	Bank of America Corp.	1,376,000
	Bank of America Corp.	1,354,948
	Bank of America Corp.	1,207,887
	Bank of America Corp.	330,437
	Bank of America Corp.	186,354
	Citigroup, Inc.	3,176,254
	Citigroup, Inc.	641,700
	Citigroup, Inc.	418,162
	Goldman Sachs Group, Inc.	3,389,391
	Goldman Sachs Group, Inc.	1,170,263
	JPMorgan Chase & Co.	2,071,295
	JPMorgan Chase & Co.	623,155
	JPMorgan Chase & Co.	590,367
	Morgan Stanley	1,398,242
	Morgan Stanley	1,328,388
	Morgan Stanley	1,039,536
	Morgan Stanley	673,807
	Morgan Stanley	499,660
	Morgan Stanley	253,544

Value

Perkins Mid Cap Value Portfolio	ING Financial Markets LLC	$18,401,000

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Trustees and officers

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). As of the date of this SAI, none of the Trustees are “interested persons” of Janus Capital as that term is defined by the 1940 Act.

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Portfolios’ Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 72. The Trustees review the Portfolios’ Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Portfolios’ Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Investment Fund. As of the date of this SAI, collectively, the two registered investment companies consist of 56 series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund. Certain officers of the Portfolios may also be officers and/or directors of Janus Capital. Portfolio officers receive no compensation from the Portfolios, except for the Portfolios’ Chief Compliance Officer, as authorized by the Trustees.

TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

William F. McCalpin 151 Detroit Street Denver, CO 80206 DOB: 1957	Chairman Trustee	1/08-Present 6/02-Present	Managing Director, Holos Consulting LLC (provides consulting services to foundations and other nonprofit organizations). Formerly, Executive Vice President and Chief Operating Officer of The Rockefeller Brothers Fund (a private family foundation) (1998-2006).	56	Chairman of the Board and Director of The Investment Fund for Foundations Investment Program (TIP) (consisting of 2 funds); and Director of the F.B. Heron Foundation (a private grantmaking foundation).

Alan A. Brown 151 Detroit Street Denver, CO 80206 DOB: 1962	Trustee	1/13-Present	Managing Director, Institutional Markets, of Dividend Capital Group (private equity real estate investment management firm) (since 2012). Formerly, Executive Vice President and Co-Head, Global Private Client Group (2007-2010), Executive Vice President, Mutual Funds (2005-2007), and Chief Marketing Officer (2001-2005) of Nuveen Investments, Inc. (asset management).	56	Director of MotiveQuest LLC (strategic social market research company) (since 2003); and Director of WTTW (PBS affiliate) (since 2003). Formerly, Director of Nuveen Global Investors LLC (2007-2011); Director of Communities in Schools (2004-2010); and Director of Mutual Fund Education Alliance (until 2010).

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TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees (cont’d.)

William D. Cvengros 151 Detroit Street Denver, CO 80206 DOB: 1948	Trustee	1/11-Present	Managing Member and Chief Executive Officer of SJC Capital, LLC (a personal investment company and consulting firm) (since 2002). Formerly, Venture Partner for The Edgewater Funds (a middle market private equity firm) (2002-2004); Chief Executive Officer and President of PIMCO Advisors Holdings L.P. (a publicly traded investment management firm) (1994-2000); and Chief Investment Officer of Pacific Life Insurance Company (a mutual life insurance and annuity company) (1987-1994).	56	Chairman, National Retirement Partners, Inc. (formerly a network of advisors to 401(k) plans) (since 2005). Formerly, Director of Prospect Acquisition Corp. (a special purpose acquisition corporation) (2007-2009); Director of RemedyTemp, Inc. (temporary help services company) (1996-2006); and Trustee of PIMCO Funds Multi-Manager Series (1990-2000) and Pacific Life Variable Life & Annuity Trusts (1987-1994).

James T. Rothe 151 Detroit Street Denver, CO 80206 DOB: 1943	Trustee	1/97-Present	Co-founder and Managing Director of Roaring Fork Capital SBIC, LP (SBA SBIC fund focusing on private investment in public equity firms), and Professor Emeritus of Business of the University of Colorado, Colorado Springs, CO (since 2004). Formerly, Professor of Business of the University of Colorado (2002-2004); and Distinguished Visiting Professor of Business (2001-2002) of Thunderbird (American Graduate School of International Management), Glendale, AZ.	56	Director of Red Robin Gourmet Burgers, Inc. (RRGB) (since 2004).

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TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees (cont’d.)

William D. Stewart 151 Detroit Street Denver, CO 80206 DOB: 1944	Trustee	9/93-Present	Retired. Formerly, Corporate Vice President and General Manager of MKS Instruments – HPS Products, Boulder, CO (a manufacturer of vacuum fittings and valves) and PMFC Division, Andover, MA (manufacturing pressure measurement and flow products) (1976-2012).	56	None

Linda S. Wolf 151 Detroit Street Denver, CO 80206 DOB: 1947	Trustee	12/05-Present	Retired. Formerly, Chairman and Chief Executive Officer of Leo Burnett (Worldwide) (advertising agency) (2001-2005).	56	Director of Chicago Convention & Tourism Bureau, Chicago Council on Global Affairs, The Field Museum of Natural History (Chicago, IL), InnerWorkings (U.S. provider of print procurement solutions to corporate clients), Lurie Children’s Hospital (Chicago, IL), Rehabilitation Institute of Chicago, Walmart, and Wrapports, LLC (digital communications company).

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OFFICERS

Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Jonathan D. Coleman 151 Detroit Street Denver, CO 80206 DOB: 1971	Executive Vice President and Co-Portfolio Manager Janus Portfolio	11/07-Present	Co-Chief Investment Officer and Executive Vice President of Janus Capital, and Portfolio Manager for other Janus accounts.

Brian Demain 151 Detroit Street Denver, CO 80206 DOB: 1977	Executive Vice President and Portfolio Manager Enterprise Portfolio	11/07-Present	Vice President of Janus Capital and Portfolio Manager for other Janus accounts. Formerly, Analyst (1999-2007) for Janus Capital.

James P. Goff 151 Detroit Street Denver, CO 80206 DOB: 1964	Executive Vice President Global Research Portfolio	5/13-Present	Vice President and Director of Equity Research of Janus Capital.

Brent A. Lynn 151 Detroit Street Denver, CO 80206 DOB: 1964	Executive Vice President and Portfolio Manager Overseas Portfolio	1/01-Present	Vice President of Janus Capital.

Marc Pinto 151 Detroit Street Denver, CO 80206 DOB: 1961	Executive Vice President and Co-Portfolio Manager Balanced Portfolio	5/05-Present	Vice President of Janus Capital and Portfolio Manager for other Janus accounts.

Ron Sachs 151 Detroit Street Denver, CO 80206 DOB: 1967	Executive Vice President and Portfolio Manager Forty Portfolio	1/08-Present	Vice President of Janus Capital and Portfolio Manager for other Janus accounts.

J. Bradley Slingerlend 151 Detroit Street Denver, CO 80206 DOB: 1978	Executive Vice President and Portfolio Manager Global Technology Portfolio	5/11-Present	Portfolio Manager for other Janus accounts, and Research Analyst for Janus Capital.

Gibson Smith 151 Detroit Street Denver, CO 80206 DOB: 1968	Executive Vice President and Co-Portfolio Manager Balanced Portfolio Executive Vice President and Co-Portfolio Manager Flexible Bond Portfolio	5/05-Present 5/07-Present	Co-Chief Investment Officer and Executive Vice President of Janus Capital; Executive Vice President of Janus Distributors LLC and Janus Services LLC; Director of Perkins Investment Management LLC; and Portfolio Manager for other Janus accounts.

Darrell Watters 151 Detroit Street Denver, CO 80206 DOB: 1963	Executive Vice President and Co-Portfolio Manager Flexible Bond Portfolio	5/07-Present	Vice President and Research Analyst for Janus Capital and Portfolio Manager for other Janus accounts.

Burton H. Wilson 151 Detroit Street Denver, CO 80206 DOB: 1963	Executive Vice President and Co-Portfolio Manager Janus Portfolio	5/11-Present	Vice President and Assistant Director of Equity Research of Janus Capital, and Portfolio Manager for other Janus accounts. Formerly, Portfolio Manager (2006-2011) for Global Technology Portfolio and Research Analyst (2004-2009) for Janus Capital.

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

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OFFICERS

Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Robin C. Beery 151 Detroit Street Denver, CO 80206 DOB: 1967	President and Chief Executive Officer	4/08-Present	Executive Vice President and Head of U.S. Distribution of Janus Capital Group Inc., Janus Capital, Janus Distributors LLC, and Janus Services LLC; Director of The Janus Foundation; Director of Perkins Investment Management LLC; and Working Director of INTECH Investment Management LLC. Formerly, Head of Intermediary Distribution, Global Marketing and Product of Janus Capital Group Inc., Janus Capital, Janus Distributors LLC, and Janus Services LLC (2009-2010); Chief Marketing Officer of Janus Capital Group Inc. and Janus Capital (2002-2009); and President of The Janus Foundation (2002-2007).

Stephanie Grauerholz-Lofton 151 Detroit Street Denver, CO 80206 DOB: 1970	Chief Legal Counsel and Secretary Vice President	1/06-Present 3/06-Present	Vice President and Assistant General Counsel of Janus Capital, and Vice President and Assistant Secretary of Janus Distributors LLC.

David R. Kowalski 151 Detroit Street Denver, CO 80206 DOB: 1957	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	6/02-Present	Senior Vice President and Chief Compliance Officer of Janus Capital, Janus Distributors LLC, and Janus Services LLC; and Vice President of INTECH Investment Management LLC and Perkins Investment Management LLC. Formerly, Chief Compliance Officer of Bay Isle Financial LLC (2003-2008).

Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Chief Financial Officer Vice President, Treasurer, and Principal Accounting Officer	3/05-Present 2/05-Present	Vice President of Janus Capital and Janus Services LLC.

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

As discussed below, the Board’s Nominating and Governance Committee is responsible for identifying and recommending candidates for nomination or election by the Board based on a variety of diverse criteria. In its most recent evaluation of the qualifications of each Trustee in 2012, the Committee and the Board considered the totality of the information available to them, including the specific experience, qualifications, attributes or skills, as noted below, and concluded that each of the Trustees should serve as members of the Board of Trustees based on the Trust’s business structure. In reaching these conclusions, the Committee and the Board, in the exercise of their reasonable business judgment, evaluated each Trustee based on his or her specific experience, qualifications, attributes and/or skills on an individual basis and in combination with the other Trustees, none of which by itself was considered dispositive.

Alan A. Brown: Service as Executive Vice President and as Chief Marketing Officer of a leading investment management firm, a corporate and fund director, and as an executive with a private equity real estate investment management firm, and a Portfolio Independent Trustee since 2013.

William D. Cvengros: Service as Chief Executive Officer and President of a leading publicly traded investment management firm, Chief Investment Officer of a major life insurance company, a corporate and fund director, and in various capacities with private investment firms, and a Portfolio Independent Trustee since 2011.

William F. McCalpin: Service as Chief Operating Officer of a large private family foundation, Chairman and Director of an unaffiliated fund complex, and a Portfolio Independent Trustee since 2002 and Independent Chairman of the Board of Trustees since 2008.

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James T. Rothe: Co-founder and Managing Director of a private investment firm, former business school professor, service as a corporate director, and a Portfolio Independent Trustee since 1997.

William D. Stewart: Service as a corporate vice president of a NASDAQ-listed industrial manufacturer and a Portfolio Independent Trustee since 1993.

Linda S. Wolf: Service as Chairman and Chief Executive Officer of a global advertising firm, service on multiple corporate and nonprofit boards, and a Portfolio Independent Trustee since 2005.

General Information Regarding the Board of Trustees and Leadership Structure
The Trust is governed by the Board of Trustees, which is responsible for and oversees the management and operations of the Trust and each of the Janus funds on behalf of fund shareholders. Each member of the Board is an Independent Trustee, including the Board’s Chairman. The Board’s responsibilities include, but are not limited to, oversight of the Janus funds’ officers and service providers, including Janus Capital, which is responsible for the Trust’s day-to-day operations. The Trustees approve all of the agreements entered into with the Janus funds’ service providers, including the investment management agreements with Janus Capital and any applicable subadviser. The Trustees are also responsible for determining or changing each Janus fund’s investment objective(s), policies, and available investment techniques, as well as for overseeing the fund’s Chief Compliance Officer. In carrying out these responsibilities, the Trustees are assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel, an independent fee consultant, and other specialists as appropriate, all of whom are selected by the Trustees. The Trustees also meet regularly without representatives of Janus Capital or its affiliates present.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a Board-approved charter that delineates the specific responsibilities of that committee. For example, the Board as a whole is responsible for oversight of the annual process by which the Board considers and approves each fund’s investment advisory agreement with Janus Capital, but specific matters related to oversight of the Janus funds’ independent auditors have been delegated by the Board to its Audit Committee, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below. In addition to serving on certain committees, the Chairman of the Board (“Board Chairman”) is responsible for presiding at all meetings of the Board, and has other duties as may be assigned by the Trustees from time to time. The Board Chairman also serves as the Board’s liaison to Janus Capital with respect to all matters related to the Janus funds that are not otherwise delegated to the chair of a Board committee. The Board has determined that this leadership structure is appropriate based on (1) the number of Janus funds overseen and the various investment objectives of those funds; (2) the manner in which the Janus funds’ shares are marketed and distributed; and (3) the responsibilities entrusted to Janus Capital and its affiliates to oversee the Trust’s day-to-day operations, including the management of each Janus fund’s holdings and the distribution of fund shares. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Janus funds in the complex.

Committees of the Board
The Board of Trustees has six standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Nominating and Governance Committee, and Pricing Committee. The table below shows the committee members as of the date of this SAI. The composition of certain

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committees was different throughout the fiscal year. Each committee is comprised entirely of Independent Trustees. Information about each committee’s functions is provided in the following table:

	Summary of Functions	Members (Independent Trustees)	Number of Meetings Held During Last Fiscal Year Ended December 31, 2012

Audit Committee	Reviews the financial reporting process, the system of internal controls over financial reporting, disclosure controls and procedures, Form N-CSR filings, and the audit process. The Committee’s review of the audit process includes, among other things, the appointment, compensation, and oversight of the Trust’s independent auditor and pre-approval of all audit and nonaudit services.	William D. Cvengros (Chair) William D. Stewart	5

Brokerage Committee	Reviews and makes recommendations regarding matters related to the Trust’s use of brokerage commissions and placement of portfolio transactions.	James T. Rothe (Chair) William D. Stewart	5

Investment Oversight Committee	Oversees the investment activities of the Portfolios.	William F. McCalpin (Chair) Alan A. Brown(1) William D. Cvengros James T. Rothe William D. Stewart Linda S. Wolf	6

Legal and Regulatory Committee	Oversees compliance with various procedures adopted by the Trust, reviews certain regulatory filings made with the SEC, oversees the implementation and administration of the Trust’s Proxy Voting Guidelines.	Linda S. Wolf (Chair) William F. McCalpin	6

Nominating and Governance Committee	Identifies and recommends individuals for election as Trustee, consults with Management in planning Trustee meetings, and oversees the administration of, and ensures compliance with, the Trust’s Governance Procedures and Guidelines, which includes review of proposed changes to Trustee compensation.	James T. Rothe (Chair) William F. McCalpin Linda S. Wolf	9

Pricing Committee	Determines a fair value of restricted and other securities for which market quotations are not readily available or are deemed not to be reliable, pursuant to procedures adopted by the Trustees and reviews other matters related to the pricing of securities.	William D. Stewart (Chair) James T. Rothe Linda S. Wolf	6

(1)	Mr. Brown joined the Board as a new Trustee effective January 14, 2013.

Board Oversight of Risk Management
Janus Capital, as part of its responsibilities for the day-to-day operations of the Janus funds, is responsible for day-to-day risk management for the funds. The Board, as part of its overall oversight responsibilities for the Janus funds’ operations, oversees Janus Capital’s risk management efforts with respect to the funds. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Janus funds. The Board discharges its oversight duties and considers potential risks in a number of different ways, including, but not limited to, receiving reports on a regular basis, either directly or through an appropriate committee, from Janus Capital and its officers. Reports received include those from, among others, Janus Capital’s (1) senior managers responsible for oversight of global risk; (2) senior managers responsible for oversight of fund construction and trading risk; (3) Chief Compliance Officer; and (4) Director of Internal Audit. At the time these reports are presented, the Board or the committee receiving the report will, as it deems necessary, invite the presenter to participate in an executive session to discuss matters outside the presence of any other officers or representatives of Janus Capital or its affiliates. The Board also receives reports from other entities and individuals unaffiliated with Janus Capital, including reports from the Janus funds’ other service providers and from independent consultants hired by the Board.

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Various Board committees also will consider particular risk items as the committee addresses items and issues specific to the jurisdiction of that committee. For example, the Pricing Committee will consider valuation risk as part of its regular oversight responsibilities, and similarly, the Brokerage Committee will consider counterparty risk associated with Janus fund transactions. The Board also may be apprised of particular risk management matters in connection with its general oversight and approval of various Janus fund matters brought before the Board. The Board has appointed a Chief Compliance Officer for the Janus funds (“Fund CCO”) who (1) reports directly to the Board and (2) provides a comprehensive written report annually and presents quarterly at the Board’s regular meetings. The Fund CCO, who also serves as Janus Capital’s Chief Compliance Officer, discusses relevant risk issues that may impact the Janus funds and/or Janus Capital’s services to the funds, and routinely meets with the Board in private without representatives of Janus Capital or its affiliates present. The Fund CCO also provides the Board with updates on the application of the Janus funds’ compliance policies and procedures, including how these procedures are designed to mitigate risk and what, if any, changes have been made to enhance the procedures. The Fund CCO may also report to the Board on an ad hoc basis in the event that he identifies issues associated with the Janus funds’ compliance policies and procedures that could expose the funds to additional risk or adversely impact the ability of Janus Capital to provide services to the funds.

The Board believes that its leadership structure permits it to effectively discharge its oversight responsibilities with respect to the Janus funds’ risk management process.

Additional Information About Trustees
Under the Trust’s Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred compensation plan that are valued based on “shadow investments” in such funds. Such investments, including the amount and which funds, are dictated by each Trustee’s individual financial circumstances and investment goals. The Trustees cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified retirement plan. As a result, such Trustees as a group do not own any outstanding Shares of the Portfolios. The Trustees may, however, own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Portfolios described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of securities of all mutual funds advised by Janus Capital and overseen by the Trustees (collectively, the “Janus Funds”), owned by each Trustee as of December 31, 2012.

Name of Trustee	Dollar Range of Equity Securities in the Portfolios	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Janus Funds

Independent Trustees

William F. McCalpin	None	Over $100,000

Alan A. Brown(1)	None	$50,001-$100,000

William D. Cvengros	None	Over $100,000

James T. Rothe	None	Over $100,000

William D. Stewart	None	Over $100,000

Linda S. Wolf	None	Over $100,000(2)

(1)	Mr. Brown joined the Board as a new Trustee effective January 14, 2013.
(2)	Ownership shown includes amounts held under a deferred compensation plan that are valued based on “shadow investments” in one or more funds.

The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an “interested” Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Portfolios’ Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

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The following table shows the aggregate compensation paid to each Independent Trustee by the Portfolios described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Portfolios or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Portfolios, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital (“shadow investments”).

	Aggregate	Total
	Compensation from	Compensation from
	the Portfolios for	the Janus Funds for
	fiscal year ended	calendar year ended
Name of Person, Position	December 31, 2012	December 31, 2012(1)(2)
Independent Trustees

William F. McCalpin, Chairman and Trustee(3)(4)	$13,133	$403,000

Alan A. Brown, Trustee(5)	N/A	N/A

William D. Cvengros, Trustee(4)	$8,864	$285,333

John P. McGonigle, Trustee(4)(6)	$8,538	$282,000

James T. Rothe, Trustee(4)	$9,518	$292,000

William D. Stewart, Trustee(4)	$9,452	$290,000

Linda S. Wolf, Trustee(4)	$9,612	$295,000

(1)	For all Trustees (with the exception of Mr. Brown), includes compensation for service on the boards of two Janus trusts comprised of 57 portfolios.

(2)	Total Compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts for the year are as follows: John P. McGonigle $84,600.
(3)	Aggregate Compensation received from the Portfolios and Total Compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees.
(4)	Aggregate Compensation received from the Portfolios and Total Compensation received from all Janus Funds includes additional compensation paid for service as chair of one or more committees of the Board of Trustees during certain periods.
(5)	Mr. Brown joined the Board as a new Trustee effective January 14, 2013.
(6)	Effective January 1, 2013, Mr. McGonigle retired from his positions with the Board of Trustees.

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JANUS INVESTMENT PERSONNEL

Other Accounts Managed
To the best knowledge of the Trust, the following table provides information relating to other accounts managed by the portfolio managers as of December 31, 2012. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

		Other Registered		Other Pooled
		Investment		Investment
		Companies		Vehicles	Other Accounts
Jonathan D. Coleman	Number of Other Accounts Managed	6	(1)	None	3
	Assets in Other Accounts Managed	$8,568,457,138		None	$30,270,070
Brian Demain	Number of Other Accounts Managed	3		None	4
	Assets in Other Accounts Managed	$2,759,459,879		None	$680,623,750
James P. Goff(2)	Number of Other Accounts Managed	13	(3)	1	13
	Assets in Other Accounts Managed	$7,096,039,636		$77,888,750	$951,221,937
Brent A. Lynn	Number of Other Accounts Managed	2	(4)	None	None
	Assets in Other Accounts Managed	$6,513,685,064		None	None
Marc Pinto	Number of Other Accounts Managed	7		None	14	(5)
	Assets in Other Accounts Managed	$8,614,008,367		None	$238,529,822
Ron Sachs	Number of Other Accounts Managed	15	(6)	1	5
	Assets in Other Accounts Managed	$15,469,545,894		$48,772,228	$1,310,886,071
J. Bradley Slingerlend	Number of Other Accounts Managed	4		None	1
	Assets in Other Accounts Managed	$1,013,444,203		None	$565,339
Gibson Smith	Number of Other Accounts Managed	19		None	27
	Assets in Other Accounts Managed	$21,236,121,211		None	$4,227,058,241
Darrell Watters	Number of Other Accounts Managed	14		None	26
	Assets in Other Accounts Managed	$16,169,130,127		None	$4,184,037,871
Burton H. Wilson	Number of Other Accounts Managed	4	(1)	None	3
	Assets in Other Accounts Managed	$8,445,581,350		None	$30,270,070

(1)	One of the accounts included in the total, consisting of $7,888,462,711 of the total assets in the category, has a performance-based advisory fee.

(2)	Effective May 1, 2013, Janus Capital’s Director of Equity Research James P. Goff assumed primary responsibility for the day-to-day management of Global Research Portfolio. The information presented reflects the change. Refer to the Portfolio’s prospectus for more information.

(3)	Two of the accounts included in the total, consisting of $5,638,991,847 of the total assets in the category, have performance-based advisory fees.

(4)	One of the accounts included in the total, consisting of $6,397,370,412 of the total assets in the category, has a performance-based advisory fee.

(5)	One of the accounts included in the total, consisting of $173,490,833 of the total assets in the category, has a performance-based advisory fee.

(6)	Two of the accounts included in the total, consisting of $11,898,407,112 of the total assets in the category, have performance-based advisory fees.

Material Conflicts
As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Portfolios. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than a Portfolio or may have a performance-based management fee. As such, fees earned by Janus Capital may vary among these accounts. In addition, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Portfolio. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under “Additional Information About Janus Capital and the Subadviser.”

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Janus Capital is the adviser to the Portfolios and the Janus “funds of funds,” which are funds that invest primarily in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus “funds of funds” and the Portfolios, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among such Portfolios. In addition, the Janus “funds of funds” portfolio manager, who also serves as Senior Vice President and Chief Risk Officer of Janus Capital, has regular and continuous access to information regarding the holdings of the Portfolios, as well as knowledge of, and potential impact on, investment strategies and techniques of the Portfolios. Janus Capital believes these potential conflicts may be mitigated through its compliance monitoring, including that of asset allocations by the portfolio manager. In addition, Janus Capital has retained an independent consultant to provide research and consulting services with respect to asset allocation and investments for Global Allocation Portfolio – Moderate, as well as Janus Global Allocation Fund – Conservative, Janus Global Allocation Fund – Moderate, and Janus Global Allocation Fund – Growth, which are “funds of funds” offered by Janus Capital.

Compensation Information
The following describes the structure and method of calculating a portfolio manager’s compensation as of December 31, 2012.

The portfolio managers and, if applicable, co-portfolio managers (“portfolio manager” or “portfolio managers”) are compensated for managing a Portfolio and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officers (“CIO”) of Janus Capital are eligible for additional variable compensation in recognition of their CIO roles, each as noted below.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). The overall investment team compensation pool is funded each year by an amount equal to a percentage of Janus Capital’s pre-incentive operating income.

Variable compensation is structured to pay a portfolio manager on a quarterly basis primarily on the Managed Funds’ performance, with additional discretionary compensation available from a discretionary variable compensation pool described below.

With respect to any individual portfolio manager’s quarterly variable compensation, the management fee revenue received by Janus Capital in connection with such portfolio manager’s Managed Funds determines the maximum compensation that the individual portfolio manager can receive on a quarterly basis, which is then adjusted downward depending on the portfolio manager’s investment performance on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds’ performance in the three- and five-year periods. Actual performance is calculated based on the Managed Funds’ aggregate asset-weighted Lipper peer group performance ranking (or, as may be applicable, a combination of two or more Lipper peer groups).

A portfolio manager is also eligible to participate in a discretionary variable compensation pool. The aggregate compensation available under such pool is determined by management at its sole discretion from the overall investment team pool described above. Compensation from the discretionary investment team pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) thought leadership; (ii) mentoring of analysts; (iii) contributions to the sales process; (iv) teamwork and support of team culture; and (v) client relationships.

Newly hired portfolio managers may have guaranteed compensation levels during the first few years of their employment with Janus.

Analyst Variable Compensation: If a portfolio manager also has analyst responsibilities, then such portfolio manager is eligible to participate in a discretionary variable compensation pool. The aggregate compensation available under such pool is determined by management at its sole discretion from the overall investment team pool described above. The aggregate compensation is then allocated among the eligible respective participants at the discretion of Janus Capital based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage, and subjective criteria.

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CIO Variable Compensation: The CIOs are entitled to additional compensation at management’s sole discretion in consideration of their role as CIOs of Janus Capital that is generally based on firm-wide investment performance (excluding assets managed by subadvisers), Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors.

Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI’s Executive Income Deferral Program.

Additional Compensation Information
The following describes the structure and method of calculating compensation for James Goff, Director of Equity Research, as of December 31, 2012.

Mr. Goff is compensated for his role as Director of Equity Research and for managing a Portfolio and any other funds, portfolios, or accounts managed by Mr. Goff through two components: fixed compensation and variable compensation.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as his scope of responsibility, tenure, his performance as the Director of Equity Research, and for managing funds.

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by Mr. Goff). Mr. Goff’s variable compensation opportunity is based on four components: (i) firm-wide investment performance; (ii) Janus Capital long-term net flows (excluding assets managed by subadvisers and money market funds); (iii) certain strategic objectives, including investment team culture, analyst recruitment and development, continued enhancements to the research process, and contributions to sales and client efforts; and (iv) the research portfolios’ investment performance. Variable compensation from firm-wide investment performance and the research portfolios’ investment performance is calculated based upon a percentage of the revenue received from the applicable funds (excluding assets managed by subadvisers) and is adjusted to reflect the actual performance of such funds. Actual performance is calculated based on the applicable funds’ aggregate asset-weighted Lipper peer group performance (or, as may be applicable, a combination of two or more Lipper peer groups) ranking on a one- and three-year rolling period basis (with a predominant weighting on three-year performance for the research portfolios investment performance calculation).

Mr. Goff may elect to defer payment of a designated percentage of his fixed compensation and/or up to all of his variable compensation in accordance with JCGI’s Executive Income Deferral Program.

Lipper Peer Groups
Each Portfolio’s Lipper peer group for compensation purposes is shown in the following table:

Portfolio Name	Lipper Peer Group
Fixed Income
Flexible Bond Portfolio	VA Intermediate Investment Grade Debt Funds
Global & International
Global Research Portfolio	VA Global Funds
Overseas Portfolio	VA International Funds
Growth & Core
Balanced Portfolio	VA Mixed-Asset Target Allocation Moderate Funds
Enterprise Portfolio	VA Mid-Cap Growth Funds
Forty Portfolio	VA Large-Cap Growth Funds
Janus Portfolio	VA Large-Cap Growth Funds
Specialty Equity
Global Technology Portfolio	VA Global Science & Technology Funds

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PERKINS INVESTMENT PERSONNEL

Other Accounts Managed
To the best knowledge of the Trust, the following table provides information relating to other accounts managed by the portfolio managers as of December 31, 2012. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

		Other Registered		Other Pooled
		Investment		Investment
		Companies		Vehicles	Other Accounts
Jeffrey R. Kautz	Number of Other Accounts Managed	3	(1)	None	7
	Assets in Other Accounts Managed	$12,103,804,961		None	$783,389,960
Thomas M. Perkins	Number of Other Accounts Managed	6	(2)	1	12
	Assets in Other Accounts Managed	$12,888,793,686		$7,167,950	$908,501,211
Kevin Preloger(3)	Number of Other Accounts Managed	4	(2)	None	16
	Assets in Other Accounts Managed	$12,276,635,390		None	$882,240,273

(1)	One of the accounts included in the total, consisting of $12,056,939,554 of the total assets in the category, has a performance-based advisory fee.

(2)	Two of the accounts included in the total, consisting of $12,206,610,129 of the total assets in the category, have performance-based advisory fees.

(3)	Effective April 1, 2013, Kevin Preloger assumed responsibility as a Co-Portfolio Manager of Janus Aspen Perkins Mid Cap Value Portfolio. The information presented reflects the change. Refer to the Portfolio’s prospectus for more information.

Material Conflicts
As shown in the table above, Mid Cap Value Portfolio’s portfolio managers may manage other funds and accounts with investment strategies similar to the Portfolio. Fees earned by the adviser may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on the portfolio managers’ compensation than others. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Portfolio. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, Perkins believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. Information regarding Perkins’ trade allocation procedures is described under “Additional Information About Janus Capital and the Subadviser.”

Compensation Information
The following describes the structure and method of calculating a portfolio manager’s compensation as of December 31, 2012.

The co-portfolio managers (“portfolio manager” or “portfolio managers”) are compensated for managing the Portfolio and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officer (“CIO”) of Perkins is eligible for additional variable compensation in recognition of his CIO role. In addition, certain portfolio managers who have an ownership interest or profits interest in Perkins may receive compensation through those interests.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (potentially consisting of all or a mixture of JCGI restricted stock and/or a cash-deferred award that is credited with income, gains, and losses based on the performance of mutual fund investments selected by the portfolio manager). The overall Perkins’ compensation pool is funded each year based primarily upon a percentage of the total eligible revenue received by Perkins, with a potential increase in funding based on Perkins’ aggregate revenue-weighted Lipper peer group performance ranking on a trailing three-year basis.

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From the overall Perkins’ compensation pool described above, variable compensation is paid to a portfolio manager based primarily on the Managed Funds’ performance, with additional discretionary compensation opportunities. The size of the discretionary bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets and the investment performance of such firm-wide managed assets. Compensation from the discretionary bonus pool is allocated among the eligible respective participants at the discretion of Perkins management based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts; (iii) contributions to the sales process; (iv) client relationships; and (v) if applicable, CIO duties.

Analyst Variable Compensation: If a portfolio manager also has analyst responsibilities, then such portfolio manager is further eligible to participate in the Perkins discretionary bonus pool. The discretionary bonus pool is allocated among the eligible analysts at the discretion of Perkins based on factors which may include performance of investment recommendations, performance of an analyst run paper-based portfolio, individual and team contributions, scope of coverage, and other subjective criteria.

Lipper Peer Group
The Portfolio’s Lipper peer group for compensation purposes is shown in the following table:

Portfolio Name	Lipper Peer Group
Value
Mid Cap Value Portfolio	VA Mid Cap Value Funds

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OWNERSHIP OF SECURITIES

The portfolio managers and Mr. Goff cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified retirement plan. As a result, such portfolio managers and Mr. Goff as a group do not own any outstanding Shares of the Portfolios. The portfolio managers and Mr. Goff may, however, own shares of certain other Janus mutual funds which have comparable investment objectives and strategies to the Portfolios which they manage. The following table reflects the portfolio managers’ and Mr. Goff’s ownership in the Janus Funds as of December 31, 2012.

Investment Personnel	Dollar Range of Equity Securities in the Portfolio(s) Managed	Aggregate Dollar Range of Equity Securities in Janus Funds

Janus Capital

Jonathan D. Coleman	None	Over $1,000,000

Brian Demain	None	Over $1,000,000

James P. Goff(1)	None	Over $1,000,000

Brent A. Lynn	None	Over $1,000,000

Marc Pinto	None	Over $1,000,000

Ron Sachs	None	Over $1,000,000

J. Bradley Slingerlend	None	Over $1,000,000

Gibson Smith	None	Over $1,000,000

Darrell Watters	None	Over $1,000,000

Burton H. Wilson	None	Over $1,000,000

Perkins

Jeffrey R. Kautz	None	Over $1,000,000

Thomas M. Perkins	None	Over $1,000,000

Kevin Preloger(2)	None	Over $1,000,000

(1)	Effective May 1, 2013, Director of Equity Research James P. Goff assumed primary responsibility for the day-to-day management of Global Research Portfolio.

(2)	Effective April 1, 2013, Co-Portfolio Manager Kevin Preloger assumed responsibility for the day-to-day management of Janus Aspen Perkins Mid Cap Value Portfolio.

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Shares of the trust

NET ASSET VALUE DETERMINATION

As stated in the Portfolios’ Prospectuses, the net asset value (“NAV”) of the Shares of each class of each Portfolio is determined once each day the New York Stock Exchange (the “NYSE”) is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of each Portfolio is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares for the class. In determining NAV, securities listed on an Exchange, the NASDAQ National Market, and foreign markets are generally valued at the closing prices on such markets. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolios are traded primarily in the over-the-counter markets. Valuations of such securities are furnished by one or more pricing services employed by the Portfolios and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter markets are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. Each Portfolio will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings.

Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. The Portfolios use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Portfolio’s NAV is not calculated. A Portfolio calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

To the extent there are any errors in a Portfolio’s NAV calculation, Janus Capital may, at its discretion, reprocess individual shareholder transactions so that each shareholder’s account reflects the accurate corrected NAV.

PURCHASES

Shares of the Portfolios can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) certain qualified retirement plans. Participating insurance companies and certain designated organizations are authorized to receive purchase orders on the Portfolios’ behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Portfolio when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Portfolio within contractually specified periods. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day’s price, your purchase request must be received in good order by the close of the regular trading session of the NYSE as described above in “Net Asset Value Determination.” Under certain

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circumstances, the Portfolios may permit an in-kind purchase of Shares. The prospectus for your insurance company’s separate account or your plan documents contain detailed information about investing in the Portfolios. In addition, for an analysis of fees associated with an investment in either share class or other similar funds, please visit www.finra.org/fundanalyzer.

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In an effort to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that insurance companies or plan sponsors have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and a review of all new account applications. The Trust does not intend to transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

REDEMPTIONS

Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Certain designated organizations are authorized to receive redemption orders on the Portfolios’ behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Portfolio when authorized organizations, their agents, or affiliates receive the order. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Certain participating insurance companies, accounts, or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio’s Shares. Redemptions by these participating insurance companies or accounts of their holdings in a Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force a Portfolio to sell securities, which may negatively impact the Portfolio’s brokerage costs.

Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a Portfolio, by delivery of securities selected from its assets at its discretion. However, each Portfolio is governed by Rule 18f-1 under the 1940 Act, which requires each Portfolio to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash, whereas such costs are borne by the Portfolio for cash redemptions. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under “Shares of the Trust – Net Asset Value Determination” and such valuation will be made as of the same time the redemption price is determined.

The Portfolios reserve the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Portfolios to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

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Income dividends, capital gains distributions, and tax status

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Portfolios. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Portfolios.

It is a policy of the Portfolios’ Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Dividends for the Portfolios are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June. However, in certain situations it may be necessary for the Portfolios to declare and distribute capital gains in December. If necessary, dividends and net capital gains may be distributed at other times as well. The Portfolios intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Portfolio failed to qualify as a regulated investment company in any taxable year, the Portfolio may be subject to federal income tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for “qualified dividend income.” In addition, the Portfolios could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment. In addition, each Portfolio intends to comply with the diversification requirements of Internal Revenue Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

Unless otherwise instructed, all income dividends and capital gains distributions, if any, on a Portfolio’s Shares are reinvested automatically in additional Shares of that Portfolio at the NAV determined on the first business day following the record date.

The Portfolios may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Portfolios, the Portfolios may make various elections permitted by the tax laws. However, these elections could require that the Portfolios recognize taxable income, which in turn must be distributed even though the Portfolios may not have received any income upon such an event.

Some foreign securities purchased by the Portfolios may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Portfolios that qualify under Section 853 of the Internal Revenue Code may elect to pass through such taxes to shareholders. If such election is not made by a Portfolio, any foreign taxes paid or accrued will represent an expense to the Portfolio, which will reduce its investment company taxable income.

A Portfolio’s investments in REIT equity securities, if any, may require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to sell securities at a time when fundamental investment considerations would not favor such sales. A Portfolio’s investments in REIT equity securities may result in the receipt of cash in excess of the REIT’s earnings. If the Portfolio distributes such amounts, such distribution could constitute a return of capital to shareholders for federal income tax purposes.

Some REITs are permitted to hold “residual interests” in real estate mortgage investment conduits (“REMICs”). Pursuant to the IRS rules, a portion of a Portfolio’s income from a REIT or “excess inclusion income” that is attributable to the REIT may be subject to federal income tax. Excess inclusion income will normally be allocated to shareholders in proportion to the dividends received by such shareholders. There may be instances in which a Portfolio may be unaware of a REIT’s excess inclusion income.

As a result of excess inclusion income, the Portfolio may be subject to additional tax depending on the type of record holder of Portfolio shares, such as certain federal, state, and foreign governmental entities, tax exempt organizations, and certain rural electrical and telephone cooperatives (“disqualified organizations”). This may impact the Portfolio’s performance.

Please consult a tax adviser regarding tax consequences of Portfolio distributions and to determine whether you will need to file a tax return.

Certain transactions involving short sales, futures, options, swap agreements, hedged investments, and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount, and timing of distributions to shareholders. The Portfolios will monitor their transactions and may

74

make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible. Certain transactions or strategies utilized by a Portfolio may generate nonqualified income that can impact an investor’s taxes.

Because Shares of the Portfolios can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such contracts or plans. Refer to the prospectus for the separate account of the related insurance company or the plan documents for additional information.

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Principal shareholders

The officers and Trustees of the Portfolios cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified retirement plan. As a result, such officers and Trustees individually, and collectively as a group, do not own any outstanding Shares of the Portfolios. To the best knowledge of the Trust, as of April 1, 2013, all of the outstanding Shares of the Portfolios were owned by certain insurance company separate accounts or qualified plans. The percentage ownership of each separate account or qualified plan owning 5% or more of the outstanding Shares of any Portfolio is as follows:

No qualified plan owned 10% or more of the shares of the Trust as a whole.

From time to time, a Portfolio may have a concentration of several shareholders holding a significant percentage of Shares outstanding. Investment activities of these shareholders could have a material impact on the Portfolio.

The Shares held by the separate accounts of each insurance company, including Shares for which no voting instructions have been received, will be voted by each insurance company in proportion to instructions received from contract owners. Since the listed insurance company separate accounts’ voting rights are passed through to contract owners, the insurance companies themselves do not exercise voting control over the shares held in those accounts.

Portfolio Name	Shareholder and Address of Record	Percentage Ownership
Flexible Bond Portfolio	AUL Group Retirement Account II Indianapolis, IN	24.23%

	AUL Individual Variable Annuity Unit Trust 1 Indianapolis, IN	18.04%

	Lincoln Life Flexible Premium Variable Life Accounts Fort Wayne, IN	18.02%

	AUL American Investment Trust Indianapolis, IN	10.92%

	GE Life & Annuity Company Richmond, VA	5.66%

Global Research Portfolio	NYLife Distributors Parsippany, NJ	34.15%

	GE Life & Annuity Company Richmond, VA	11.04%

	Zurich American Life Insurance Co Variable Annuity Separate Account Mercer Island, WA	7.48%

Overseas Portfolio	Pruco Life Insurance Company Newark, NJ	19.66%

	Sentry Life Insurance Company Group Stevens Point, WI	12.35%

	NJ Transit ATU Account Newark, NJ	11.06%

	GE Life & Annuity Company Richmond, VA	10.95%

	NJ Transit Non-Agree Employees Newark, NJ	6.18%

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Portfolio Name	Shareholder and Address of Record	Percentage Ownership
Balanced Portfolio	GE Life & Annuity Company Richmond, VA	23.70%

	Zurich American Life Insurance Co Variable Annuity Separate Account Mercer Island, WA	16.14%

	Annuity Investors Life Insurance Co Cincinnati, OH	12.61%

	Allstate Life Insurance Palatine, IL	6.84%

	Lincoln Benefit Life Variable Annuity Newark, NJ	5.66%

	Lincoln National Life Ins Co Lincoln Life Flexible Premium Variable Life Accounts Fort Wayne, IN	5.01%

Enterprise Portfolio	GE Life & Annuity Company Richmond, VA	15.78%

	Zurich American Life Insurance Co Variable Annuity Separate Account Mercer Island, WA	12.04%

	Delaware Charter Guarantee Trust FBO Principal Life Des Moines, IA	11.07%

	Allstate Life Insurance Palatine, IL	9.51%

	Jefferson National Life Insurance Louisville, KY	6.83%

	Western Reserve Life Cedar Rapids, IA	6.80%

	Annuity Investors Life Insurance Co Cincinnati, OH	5.86%

Forty Portfolio	Fidelity Investments Institutional Operations Co. Inc As Agent for Certain Employee Ben Plans Covington, KY	34.32%

	Delaware Charter Guarantee Trust FBO Principal Financial Group Des Moines, IA	11.40%

	GE Life & Annuity Company Richmond, VA	8.92%

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Portfolio Name	Shareholder and Address of Record	Percentage Ownership
Janus Portfolio	Pruco Life Insurance Company Newark, NJ	14.73%

	GE Life & Annuity Company Richmond, VA	14.42%

	Pruco Life Insurance Company Newark, NJ	12.75%

	Sentry Life Insurance Company Group Stevens Point, WI	7.41%

	Zurich American Life Insurance Co Variable Annuity Separate Account Mercer Island, WA	6.75%

	Allstate Life Insurance Palatine, IL	6.66%

	Jefferson National Life Insurance Louisville, KY	5.13%

Global Technology Portfolio	Western Reserve Life Cedar Rapids, IA	63.27%

	Great West Life & Annuity Client Plans Greenwood Vlg, CO	19.15%

	Lincoln Life & Annuity of NY Account R LSVUL Fort Wayne, IN	7.95%

	Connecticut General Life Insurance Company Separate Account HB CIGNA-CRIS Hartford, CT	5.25%

Mid Cap Value Portfolio	Great West Life & Annuity Client Plans Greenwood Vlg, CO	17.78%

	Western Reserve Life Cedar Rapids, IA	17.12%

	TIAA-CREF Life Separate Account VA-1 of TIAA-CREF Life Insurance Company Charlotte, NC	15.75%

	PFL LIFE-COLI FMD Variable Accounting Group Aegon USA Inc Cedar Rapids, IA	15.41%

	Jefferson National Life Insurance Louisville, KY	14.71%

	Sunlife Assurance Co of Canada (US) Large Case VUL - Variable Acct G Wellesley Hills, MA	13.13%

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Miscellaneous information

Each Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on May 20, 1993. As of the date of this SAI, the Trust offers 12 series of shares, known as “Portfolios.” Each Portfolio presently offers interests in different classes of shares as described in the table below.

	Institutional	Service
Portfolio Name	Shares	Shares
Balanced Portfolio	x	x
Enterprise Portfolio	x	x
Flexible Bond Portfolio	x	x
Forty Portfolio	x	x
Global Allocation Portfolio – Moderate	x	x
Global Research Portfolio	x	x
Global Technology Portfolio	x	x
Janus Aspen INTECH U.S. Low Volatility Portfolio		x
Janus Aspen Perkins Mid Cap Value Portfolio	x	x
Janus Aspen Protected Series – Growth	x	x
Janus Portfolio	x	x
Overseas Portfolio	x	x

Janus Capital reserves the right to the name “Janus.” In the event that Janus Capital does not continue to provide investment advice to the Portfolios, the Portfolios must cease to use the name “Janus” as soon as reasonably practicable.

It is important to know that, pursuant to the Trust’s Amended and Restated Trust Instrument and in accordance with any applicable regulations and laws, such as the 1940 Act, the Trustees have the authority to merge, liquidate, and/or reorganize a Portfolio into another portfolio without seeking shareholder vote or consent. Any such consolidation, merger, or reorganization may be authorized at any time by a vote of a majority of the Trustees then in office.

SHARES OF THE TRUST

The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Portfolio participate equally in dividends and other distributions by the Shares of such Portfolio, and in residual assets of that Portfolio in the event of liquidation. Shares of each Portfolio have no preemptive, conversion, or subscription rights.

The Portfolios discussed in this SAI each offer two classes of shares. Institutional Shares, the Shares discussed in this SAI, are offered only in connection with investments in and payments under variable insurance contracts and to qualified retirement plans. Service Shares are offered only in connection with investments in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.

SHAREHOLDER MEETINGS

The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act.

Separate votes are taken by each Portfolio or class only if a matter affects or requires the vote of only that Portfolio or class or if that Portfolio’s or class’ interest in the matter differs from the interest of other Portfolios or classes of the Trust. A shareholder is entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder’s name.

Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Portfolio shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Portfolios will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

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VOTING RIGHTS

A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a shareholder vote. Additional information may be found in the participating insurance company’s separate account prospectus.

The Trustees are responsible for major decisions relating to each Portfolio’s policies and objectives; the Trustees oversee the operation of each Portfolio by its officers and review the investment decisions of the officers.

The Trustees of the Trust were elected at a Special Meeting of Shareholders on June 10, 2010 (excluding Messrs. Cvengros and Brown, who were subsequently appointed). Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Portfolio, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust’s Bylaws, or the Trustees.

As mentioned previously in “Shareholder Meetings,” shareholders are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder’s name. Shares of all Portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1900 16th Street, Suite 1600, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Portfolios, audits the Portfolios’ annual financial statements and compiles their tax returns.

REGISTRATION STATEMENT

The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolios or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

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Financial statements

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORTS OF JANUS ASPEN SERIES (AUDITED)

The following audited financial statements for the period ended December 31, 2012 are hereby incorporated into this SAI by reference to the Portfolios’ Annual Reports dated December 31, 2012.

•	Schedules of Investments as of December 31, 2012

•	Statements of Assets and Liabilities as of December 31, 2012

•	Statements of Operations for the period ended December 31, 2012

•	Statements of Changes in Net Assets for each of the periods indicated

•	Financial Highlights for each of the periods indicated

•	Notes to Schedules of Investments

•	Notes to Financial Statements

•	Report of Independent Registered Public Accounting Firm

The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

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Appendix A

EXPLANATION OF RATING CATEGORIES

The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital and Perkins consider security ratings when making investment decisions, they also perform their own investment analyses and do not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR’S RATINGS SERVICES

Bond Rating	Explanation

Investment Grade
AAA	Highest rating; extremely strong capacity to pay principal and interest.
AA	High quality; very strong capacity to pay principal and interest.
A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB	Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
Non-Investment Grade
BB	Less vulnerable to nonpayment than other speculative issues; major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	More vulnerable to nonpayment than obligations rated “BB,” but capacity to meet its financial commitment on the obligation; adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC	Currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
CC	Currently highly vulnerable to nonpayment.
C	Currently highly vulnerable to nonpayment; a bankruptcy petition may have been filed or similar action taken, but payments on the obligation are being continued.
D	In default.

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FITCH, INC.

Long-Term Bond Rating	Explanation

Investment Grade
AAA	Highest credit quality. Denotes the lowest expectation of credit risk. Exceptionally strong capacity for payment of financial commitments.
AA	Very high credit quality. Denotes expectations of very low credit risk. Very strong capacity for payment of financial commitments.
A	High credit quality. Denotes expectations of low credit risk. Strong capacity for payment of financial commitments. May be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB	Good credit quality. Currently expectations of low credit risk. Capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity than is the case for higher ratings.
Non-Investment Grade
BB	Speculative. Indicates possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may be available to allow financial commitments to be met.
B	Highly speculative. May indicate distressed or defaulted obligations with potential for extremely high recoveries.
CCC	May indicate distressed or defaulted obligations with potential for superior to average levels of recovery.
CC	May indicate distressed or defaulted obligations with potential for average or below-average levels of recovery.
C	May indicate distressed or defaulted obligations with potential for below-average to poor recoveries.
D	In default.

MOODY’S INVESTORS SERVICE, INC.

Bond Rating	Explanation

Investment Grade
Aaa	Highest quality, smallest degree of investment risk.
Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.
A	Upper to medium-grade obligations; many favorable investment attributes.
Baa	Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
Non-Investment Grade
Ba	More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca	Speculative in a high degree; could be in default or have other marked shortcomings.
C	Lowest rated; extremely poor prospects of ever attaining investment standing.

Unrated securities will be treated as non-investment grade securities unless the portfolio managers and/or investment personnel determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies (“split-rated securities”), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security or (ii) the lowest rating if only two agencies provide a rating for the security.

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janus.com/variable-insurance

151 Detroit Street
Denver, Colorado 80206-4805
1-877-335-2687

                                                                                                     ▼ May 1, 2013

Service Shares Ticker
Fixed Income
Flexible Bond Portfolio	N/A
Global & International
Global Research Portfolio	N/A
(formerly named Worldwide Portfolio)
Overseas Portfolio	N/A
Growth & Core
Balanced Portfolio	N/A
Enterprise Portfolio	N/A
Forty Portfolio	N/A
Janus Portfolio	N/A
Mathematical
Janus Aspen INTECH U.S. Low Volatility Portfolio	N/A
Specialty Equity
Global Technology Portfolio	N/A
Value
Janus Aspen Perkins Mid Cap Value Portfolio	N/A

Janus Aspen Series

Statement of Additional Information

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectuses for the Service Shares (the “Shares”) of the Portfolios listed above, each of which is a separate series of Janus Aspen Series, a Delaware statutory trust (the “Trust”). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The name change for Global Research Portfolio was effective May 1, 2013.

Shares of the Portfolios may be purchased only by separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, “variable insurance contracts”) and by certain qualified retirement plans. Certain Portfolios also offer an additional class of shares to certain qualified plans or separate accounts of insurance companies.

This SAI is not a Prospectus and should be read in conjunction with the Portfolios’ Prospectuses dated May 1, 2013, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your insurance company or plan sponsor, or by contacting a Janus representative at 1-877-335-2687. This SAI contains additional and more detailed information about the Portfolios’ operations and activities than the Prospectuses. The Annual Report, which contains important financial information about the Portfolios, is incorporated by reference into this SAI. The Annual and Semiannual Reports are available, without charge, from your plan sponsor, or other financial intermediary, at janus.com/variable-insurance, or by contacting a Janus representative at 1-877-335-2687.

Classification, Investment Policies and Restrictions, and Investment Strategies and Risks	2

Investment Adviser and Subadvisers	37

Custodian, Transfer Agent, and Certain Affiliations	56

Portfolio Transactions and Brokerage	57

Trustees and Officers	61

Shares of the Trust	77
Net Asset Value Determination	77
Purchases	77
Distribution and Shareholder Servicing Plan	78
Redemptions	79

Income Dividends, Capital Gains Distributions, and Tax Status	81

Principal Shareholders	83

Miscellaneous Information	86
Shares of the Trust	86
Shareholder Meetings	86
Voting Rights	87
Independent Registered Public Accounting Firm	87
Registration Statement	87

Financial Statements	88

Appendix A	89
Explanation of Rating Categories	89

Classification, investment policies and restrictions,
and investment strategies and risks

JANUS ASPEN SERIES

This Statement of Additional Information includes information about 10 series of the Trust. Each Portfolio is a series of the Trust, an open-end, management investment company.

CLASSIFICATION

The Investment Company Act of 1940, as amended (“1940 Act”), classifies mutual funds as either diversified or nondiversified. Forty Portfolio is classified as nondiversified. Flexible Bond Portfolio, Global Research Portfolio, Overseas Portfolio, Balanced Portfolio, Enterprise Portfolio, Janus Portfolio, Janus Aspen INTECH U.S. Low Volatility Portfolio, Global Technology Portfolio, and Janus Aspen Perkins Mid Cap Value Portfolio are classified as diversified.

ADVISER

Janus Capital Management LLC (“Janus Capital” or “Janus”) is the investment adviser for each Portfolio and is responsible for the general oversight of each subadviser.

SUBADVISERS

INTECH Investment Management LLC (“INTECH”) is the investment subadviser for Janus Aspen INTECH U.S. Low Volatility Portfolio (“INTECH U.S. Low Volatility Portfolio”).

Perkins Investment Management LLC (“Perkins”) is the investment subadviser for Janus Aspen Perkins Mid Cap Value Portfolio (“Mid Cap Value Portfolio”).

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL PORTFOLIOS

The Portfolios are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or particular class of shares if a matter affects just that Portfolio or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Portfolios. Each of these policies applies to each Portfolio, except policy (1), which applies only to the Portfolios specifically listed in that policy.

(1) With respect to 75% of its total assets, Flexible Bond Portfolio, Global Research Portfolio, Overseas Portfolio, Balanced Portfolio, Enterprise Portfolio, Janus Portfolio, INTECH U.S. Low Volatility Portfolio, Global Technology Portfolio, and Mid Cap Value Portfolio may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio’s total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

Each Portfolio may not:

(2)	Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities).

(3) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Portfolio from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(4) Lend any security or make any other loan if, as a result, more than one-third of a Portfolio’s total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

(5) Act as an underwriter of securities issued by others, except to the extent that a Portfolio may be deemed an underwriter in connection with the disposition of its portfolio securities.

(6) Borrow money except that a Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Portfolio’s total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Portfolios may not issue “senior securities” in contravention of the 1940 Act.

(7) Invest directly in real estate or interests in real estate; however, a Portfolio may own debt or equity securities issued by companies engaged in those businesses.

As a fundamental policy, a Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as such Portfolio.

The Board of Trustees (“Trustees”) has adopted additional investment restrictions for the Portfolios. These restrictions are operating policies of the Portfolios and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

(1) If a Portfolio is an approved underlying fund in a Janus fund of funds, the Portfolio may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

(2) The Portfolios may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor (“short sales against the box”). In addition, each Portfolio may engage in short sales other than against the box, which involve selling a security that a Portfolio borrows and does not own. The Trustees may impose limits on a Portfolio’s investments in short sales, as described in the Portfolio’s Prospectuses. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

(3) The Portfolios do not intend to purchase securities on margin, except that the Portfolios may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

(4) A Portfolio may not mortgage or pledge any securities owned or held by such Portfolio in amounts that exceed, in the aggregate, 15% of that Portfolio’s net asset value (“NAV”), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.

(5) The Portfolios do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolios’ investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A Securities”), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

(6) The Portfolios may not invest in companies for the purpose of exercising control of management.

Under the terms of an exemptive order received from the Securities and Exchange Commission (“SEC”), each Portfolio may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

For the purposes of the Portfolios’ fundamental policy related to investments in real estate, the policy does not prohibit the purchase of securities directly or indirectly secured by real estate or interests therein, or issued by entities that invest in real estate or interests therein, such as, but not limited to, corporations, partnerships, real estate investment trusts (“REITs”), and other REIT-like entities, such as foreign entities that have REIT characteristics.

For purposes of each Portfolio’s policies on investing in particular industries, as of the date of this SAI, each Portfolio relies primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that the Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, a Portfolio may further classify issuers in accordance with industry classifications as published by the SEC or relevant SEC staff interpretations. The Portfolios intend to change industry or industry group classifications with respect to equity investments to Global Industry Classification Standard (“GICS”), but would continue to use Bloomberg L.P. for fixed-income investments. The Portfolios may change any source used for determining industry classifications without prior shareholder notice or approval.

INVESTMENT POLICY APPLICABLE TO BALANCED PORTFOLIO

Balanced Portfolio. As an operational policy, at least 25% of the assets of Balanced Portfolio will normally be invested in fixed-income senior securities.

INVESTMENT STRATEGIES AND RISKS

Diversification
Portfolios are classified as either “diversified” or “nondiversified.” Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. To be classified as “diversified” under the 1940 Act, a portfolio may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A portfolio that is classified as “nondiversified” under the 1940 Act is not subject to the same restrictions and therefore has the ability to take larger positions in a smaller number of issuers than a portfolio that is classified as “diversified.” This gives a portfolio which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio managers and/or investment personnel have identified as the most attractive for the investment objective and strategy of the portfolio. However, because the appreciation or depreciation of a single security may have a greater impact on the NAV of a portfolio which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio which is classified as diversified. This fluctuation, if significant, may affect the performance of a portfolio.

Cash Position
As discussed in the Prospectuses, a Portfolio’s cash position may temporarily increase under various circumstances. Securities that the Portfolios may invest in as a means of receiving a return on idle cash include domestic or foreign currency denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. Each Portfolio may also invest in affiliated or non-affiliated money market funds. (Refer to “Investment Company Securities.”)

INTECH U.S. Low Volatility Portfolio, subadvised by INTECH, normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Portfolio may use exchange-traded funds as well as futures, options, and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Portfolio may also invest its cash holdings in affiliated or non-affiliated money market funds as part of a cash sweep program. Through this program, the Portfolio may invest in U.S. Government securities and other short-term, interest-bearing securities without regard to the Portfolio’s otherwise applicable percentage limits, policies, or its normal investment emphasis, when INTECH believes market, economic, or political conditions warrant a temporary defensive position.

Illiquid Investments
Although the Portfolios intend to invest in liquid securities, each Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the Portfolios. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization (“NRSRO”). Investments in Rule 144A Securities could have the effect of increasing the level of a Portfolio’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes affecting the security. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Portfolio’s liquidity procedures if traded in that market. Such securities will be treated as “restricted” if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933, as amended (the “1933 Act”).

If illiquid securities exceed 15% of a Portfolio’s net assets after the time of purchase, the Portfolio will take steps to reduce its holdings of illiquid securities in an orderly fashion. Because illiquid securities may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the Portfolio may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of a Portfolio to decline.

Each Portfolio may invest up to 5% of its total assets in venture capital investments measured at the time of an investment. A later increase or decrease in this percentage resulting from changes in values of assets will not constitute a violation of such limitation. Each Portfolio may make an initial investment of up to 0.5% of its total assets in any one venture capital company. A Portfolio may not invest in aggregate more than 1% of its total assets, measured at the time of the subsequent purchase, in any one venture capital company.

Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Portfolios may not be able to sell such investments when the portfolio managers and/or investment personnel deem it appropriate to do so due to restrictions on their sale. In addition, the Portfolios may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Portfolios may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Portfolio’s NAV.

Securities Lending
Under procedures adopted by the Trustees, certain Portfolios may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete, among other things, certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Portfolios do not have the right to vote on securities while they are being lent; however, the Portfolios may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If a Portfolio is unable to recover a security on loan, that Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser. An investment in a cash management vehicle is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause a Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolios and the affiliated cash management vehicle in which the cash collateral is invested, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolios and the cash management vehicle. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing the cash management vehicle used for the securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolios may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

Equity Securities
The Portfolios may invest in equity securities, which include, but are not limited to, common and preferred stocks, securities convertible or exchangeable into common stock, and warrants.

Common Stock. Common stock represents a proportionate share of the ownership of a company. Common stocks sometimes are divided into several classes, with each class having different voting rights, dividend rights, or other differences in their rights and priorities. The value of a stock is based on the market’s assessment of the current and future success of a company’s business, any income paid to stockholders, the value of the company’s assets, and general market conditions. The value of a stock may also be adversely affected by other factors such as accounting irregularities, actual or perceived weaknesses in corporate governance practices of a company’s board or management, and changes in company management. Common stock values can fluctuate dramatically over short periods.

Preferred Stock. A preferred stock represents an ownership interest in a company, but pays dividends at a specific rate and has priority over common stock in payment of dividends and liquidation claims. Preferred stock dividends are generally cumulative, noncumulative, or participating. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. Like debt securities, the value of a preferred stock often fluctuates more in response to changes in interest rates and the creditworthiness of the issuer, rather than in response to changes in the issuer’s profitability and business prospects. Preferred stock is subject to similar risks as common stock and debt securities.

Convertible Security. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security, such as a “convertible preferred stock,” provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. Like a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. As with a fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Portfolio is called for redemption or conversion, the Portfolio could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Warrants. Warrants constitute options to purchase equity securities at a specific price and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying equity securities. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the common stock to rise. The price of a warrant may be more volatile than the price of its underlying security. A warrant becomes worthless if it is not exercised within the specified time period.

Special Purpose Acquisition Companies. Certain Portfolios may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC typically invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities, and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of a SPAC’s securities is particularly dependent on the ability of the SPAC’s management to timely identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. To the extent the SPAC is invested in cash or similar securities while awaiting an acquisition opportunity, a Portfolio’s ability to meet its investment objective may be negatively impacted. In addition, SPACs, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Financial Services Risk
To the extent that a Portfolio invests a significant portion of its assets in the financial services sector, the Portfolio will have more exposure to the risks inherent to the financial services sector. Financial services companies may be adversely affected by changes in regulatory framework or interest rates that may negatively affect financial services businesses; exposure of a financial institution to a nondiversified or concentrated loan portfolio; exposure to financial leverage and/or investments or agreements that, under certain circumstances, may lead to losses; and the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all financial services companies.

Natural Disasters and Extreme Weather Conditions
Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Foreign Securities
Each Portfolio, including INTECH U.S. Low Volatility Portfolio to the extent that foreign securities may be included in its benchmark index, may invest in foreign securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities because a Portfolio’s performance may depend on factors other than the performance of a particular company. These factors include:

Currency Risk. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of a Portfolio’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Additionally, European markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and worldwide sellers of credit default swaps linked to that country’s creditworthiness. These trends have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of all European countries, which in turn may have a material adverse effect on a Portfolio’s investments in such countries, other countries that depend on European countries for significant amounts of trade or investment, or issuers with exposure to European debt.

Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares, or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for a Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on a Portfolio. Such factors may hinder a Portfolio’s ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio’s investment strategies and potentially affecting the value of the Portfolio.

Geographic Investment Risk. To the extent that a Portfolio invests a significant portion of its assets in a particular country or geographic region, the Portfolio will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on a Portfolio’s performance.

Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Emerging Markets. Within the parameters of its specific investment policies, each Portfolio, including INTECH U.S. Low Volatility Portfolio to the extent that emerging markets may be included in its benchmark index, and particularly Global Research Portfolio, Overseas Portfolio, and Global Technology Portfolio, may invest its assets in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Indexsm. Investing in emerging markets involves certain risks not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries as previously discussed under “Foreign Securities.” The prices of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio’s investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. In addition, the economies of developing countries tend to be heavily dependent upon international trade and, as such, have been, and may continue to be, adversely impacted by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they do business.

The securities markets of many of the countries in which the Portfolios may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolios to obtain or to enforce a judgment against the issuers of such securities.

In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. Further, a Portfolio’s ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities. The Portfolios may be subject to emerging markets risk to the extent that they invest in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

Investment in China A Shares Market. The Chinese government may permit a foreign investor to invest in China A Shares as a licensed Qualified Foreign Institutional Investor (“QFII”). QFII licenses are granted by the China Securities Regulatory Commission (“CSRC”) and investment quota is granted by the State Administration of Foreign Exchange (“SAFE”). Janus Capital has been granted a QFII license and investment quota. There can be no assurance that a Portfolio will receive investment quota. For Janus funds that receive allocations, a failure to utilize quota and invest in Chinese local market equity securities and/or any repatriation of capital by a Portfolio may result in the permanent loss of investment quota otherwise available to the Portfolios or other funds.

With respect to direct China A Shares investments, as a general matter, any capital invested and profits generated cannot be repatriated for a minimum of one year. Repatriation of any invested capital is subject to approval by the regulator. Additionally, any repatriation of profits would be subject to an audit by a registered accountant in China, and subject to regulatory approval. In light of the foregoing, a Portfolio’s investment in China A Shares would be subject to the Portfolio’s limit of investing up to 15% of its net assets in illiquid investments. An investment in China A Shares is also generally subject to the risks identified under Foreign Securities, and foreign investment risks such as price controls, expropriation of assets, confiscatory taxation, and nationalization may be heightened when investing in China. The China A Shares market may be less liquid and trading prices could be more volatile than other foreign securities markets because of low trading volume and restrictions on movement of capital.

Peoples Republic of China (“PRC”) regulations require QFIIs to entrust assets held in the PRC and to interact with government agencies through a China-based qualified custodian bank. Assets attributable to clients of Janus Capital will be held by the custodian in RMB (or Renminbi, which is the sole legal tender issued by the PRC) accounts, foreign exchange accounts, and securities accounts in the joint name of Janus Capital and its clients, although the terms of the custody agreement make clear that the contents of the accounts belong to the clients, and not to Janus Capital. China A Shares that are traded on the Shanghai or Shenzhen Stock Exchange are dealt and held in book-entry form through the China Securities Depository and Clearing Corporation (“CSDCC”). Securities purchased by Janus Capital, in its capacity as a QFII, on behalf of a Portfolio can currently be received by the CSDCC as credited to a securities trading account maintained in the joint names of Janus Capital and its clients. Janus Capital may not use the account for any other purpose than for maintaining a Portfolio’s assets. Given that the custody accounts and securities trading account are maintained in the joint names of Janus Capital and its clients, a Portfolio’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Portfolio. In particular, there is a risk that creditors of Janus Capital may assert that the securities are owned by Janus Capital and not the Portfolio, and that a Chinese court, or a court applying Chinese law, would uphold such an assertion, in which case creditors of Janus Capital could seize assets of such Portfolio.

Short Sales
Certain Portfolios, with the exception of INTECH U.S. Low Volatility Portfolio, may engage in “short sales against the box.” This technique involves either selling short a security that a Portfolio owns, or selling short a security that a Portfolio has the right to obtain, for delivery at a specified date in the future. A Portfolio does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. A Portfolio borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, a Portfolio loses the opportunity to participate in the gain.

Certain Portfolios, with the exception of INTECH U.S. Low Volatility Portfolio, may also engage in other short sales. A Portfolio may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. In a short sale transaction, a Portfolio sells a security it does not own to a purchaser at a specified price. To complete a short sale, the Portfolio must: (i) borrow the security to deliver it to the purchaser and (ii) buy that same security in the market to return it to the lender. Short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, the Portfolio may incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security, and the Portfolio may realize a gain if the security declines in price between those same dates. Although a Portfolio’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. To borrow the security, the Portfolio may also be required to pay a premium, which would increase the cost of the security sold.

The Portfolios may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and a Portfolio may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, it is more likely that a Portfolio will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

Until a Portfolio closes its short position or replaces the borrowed security, the Portfolio may designate liquid assets it owns (other than the short sale proceeds) as segregated assets to the books of the broker and/or its custodian in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner is expected to be increased or decreased each business day equal to the change in market value of the Portfolio’s obligation to purchase the security sold short. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. If the lending broker requires the Portfolio to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Portfolio is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. A Portfolio believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at an exercise price that covers the obligation), or by the Portfolio’s segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Portfolio’s borrowing restrictions. This requirement to segregate assets limits a Portfolio’s leveraging of its investments and the related risk of losses from leveraging. A Portfolio also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker. A Portfolio’s ability to invest in short sales may be limited, as described in the Portfolios’ Prospectuses.

Zero Coupon, Step Coupon, and Pay-In-Kind Securities
Within the parameters of its specific investment policies, each Portfolio, with the exception of INTECH U.S. Low Volatility Portfolio, may invest up to 10% (without limit for Flexible Bond Portfolio) of its net assets in zero coupon, step coupon, and pay-in-kind securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par or whether to extend it until the next payment date at the new coupon rate. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of a Portfolio’s restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

For federal income tax purposes, holders of zero coupon securities and step coupon securities are required to recognize income even though the holders receive no cash payments of interest during the year. Similarly, holders of payment-in-kind securities must include in their gross income the value of securities they receive as “interest.” In order to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder, a Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds and non-cash income from payment-in-kind securities. Because a Portfolio will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin or may receive non-cash interest payments, in some years that Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code. A Portfolio may obtain such cash from selling other portfolio holdings, which may cause that Portfolio to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the amount of cash available for investment by a Portfolio, to reduce the assets to which Portfolio expenses could be allocated, and to reduce the rate of return for that Portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Portfolio to sell the securities at the time.

Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities
The Portfolios, with the exception of INTECH U.S. Low Volatility Portfolio, may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts, and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary, which are passed through to purchasers, such as the Portfolios. The most common type of pass-through securities is mortgage-backed securities. Government National Mortgage Association (“Ginnie Mae”) Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Portfolio will generally purchase “modified pass-through” Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the “issuer” and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

The Federal Home Loan Mortgage Corporation (“Freddie Mac”) issues two types of mortgage pass-through securities: mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

The Federal National Mortgage Association (“Fannie Mae”) issues guaranteed mortgage pass-through certificates (“Fannie Mae Certificates”). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolios), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio managers and/or investment personnel will consider estimated prepayment rates in calculating the average-weighted maturity of a Portfolio, if relevant. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Portfolio might be converted to cash, and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Portfolio’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

The Portfolios’ investments in mortgage-backed securities may be backed by subprime mortgages. Subprime mortgages are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt, asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

The Portfolios, with the exception of INTECH U.S. Low Volatility Portfolio, also may invest in other types of pass-through securities, such as credit-linked trust certificates, traded custody receipts, and participation interests. Holders of the interests are entitled to receive distributions of interest, principal, and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, a Portfolio may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of such additional funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Portfolios’ Prospectuses may apply.

Investment Company Securities
From time to time, the Portfolios may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Portfolio from acquiring: (i) more than 3% of another investment company’s voting stock; (ii) securities of another investment company with a value in excess of 5% of a Portfolio’s total assets; or (iii) securities of such other investment company and all other investment companies owned by a Portfolio having a value in excess of 10% of the Portfolio’s total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Portfolio if, after the sale: (i) the Portfolio owns more than 3% of the other investment company’s voting stock or (ii) the Portfolio and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Portfolio is an approved underlying fund in a Janus fund of funds, the Portfolio may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Portfolios may invest their cash holdings in affiliated or non-affiliated money market funds as part of a cash sweep program. The Portfolios may purchase unlimited shares of affiliated or non-affiliated money market funds and of other funds managed by Janus Capital, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order. To the extent the Portfolios invest in money market funds or other funds, the Portfolios will be subject to the same risks that investors experience when investing in such other funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other funds. Additionally, as the adviser to the Portfolios and the money market funds or other funds or investment vehicles in which the Portfolios may invest, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Portfolios and the money market funds and other funds.

Investment companies may include index-based investments such as exchange-traded funds (“ETFs”), which hold substantially all of their assets in investments representing specific indices. The main risk of investing in index-based investments is the same as investing in a portfolio of investments comprising the index. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio investments and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the Portfolios, to acquire their securities in excess of the limits of the 1940 Act.

Exchange-Traded Notes
Certain Portfolios may invest in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no period coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in a Portfolio’s total return. A Portfolio may invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital or the subadviser, as applicable, will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When a Portfolio invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on a Portfolio’s right to redeem its investment in an ETN, which are meant to be held until maturity. A Portfolio’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Depositary Receipts
Each Portfolio, including INTECH U.S. Low Volatility Portfolio to the extent that they may be included in its benchmark index, may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolios may also invest in European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, regulatory risk, market risk, and geographic investment risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Portfolios’ Prospectuses.

U.S. Government Securities
To the extent permitted by its investment objective and policies, each Portfolio, particularly Flexible Bond Portfolio and Balanced Portfolio, may invest in U.S. Government securities. INTECH U.S. Low Volatility Portfolio may have exposure to U.S. Government securities only to the extent the cash sweep program may invest in such instruments. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Portfolio may invest include U.S. Treasury securities, including Treasury Inflation Protection Securities (“TIPS”), and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Portfolio may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association (“Sallie Mae”) are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Portfolios must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Obligations
The Portfolios, with the exception of INTECH U.S. Low Volatility Portfolio, may invest in municipal obligations issued by states, territories, and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Portfolio to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities
Other types of income-producing securities that the Portfolios, with the exception of INTECH U.S. Low Volatility Portfolio, may purchase include, but are not limited to, the following types of securities:

Inverse floaters. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Portfolio will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Portfolio could lose money, or its NAV could decline by the use of inverse floaters.

Standby commitments. Standby commitments are the rights to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Strip bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bonds. This investment structure is commonly used as a means of enhancing a security’s liquidity.

The Portfolios will purchase standby commitments, tender option bonds, and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.

Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

In order to most effectively use these investments, the portfolio managers and/or investment personnel must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio managers and/or investment personnel incorrectly forecast such movements, a Portfolio could be adversely affected by the use of variable or floating rate obligations.

Real Estate Investment Trusts (“REITs”)
Within the parameters of its specific investment policies, each Portfolio may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. Investment in REITs may subject a Portfolio to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition, and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Portfolio’s investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a Portfolio, a shareholder will bear not only his or her proportionate share of the expenses of a Portfolio, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Repurchase and Reverse Repurchase Agreements
In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.” A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Portfolio may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent a Portfolio’s collateral focuses in one or more sectors, such as banks and financial services, the Portfolio is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolios to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital’s analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose a Portfolio to additional risk regardless of the creditworthiness of the parties involved in the transaction.

Reverse repurchase agreements are transactions in which a Portfolio sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Portfolios will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

Generally, a reverse repurchase agreement enables a Portfolio to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Portfolio with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Portfolio’s holdings, although a Portfolio’s intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, a Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Portfolio will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

Mortgage Dollar Rolls
Certain Portfolios, particularly Flexible Bond Portfolio, may enter into “mortgage dollar rolls,” which are similar to reverse repurchase agreements in certain respects. In a “mortgage dollar roll” transaction, a Portfolio sells a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Portfolio enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Portfolio, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Portfolio generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and, therefore, price); and (vi) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

A Portfolio’s obligations under a dollar roll agreement must be covered by cash, U.S. Government securities, or other liquid high grade debt obligations equal in value to the securities subject to repurchase by a Portfolio, and segregated in accordance with 1940 Act requirements. To the extent that the Portfolio collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. During the roll period, a Portfolio foregoes principal and interest paid on the mortgage-backed security. A Portfolio is compensated by the difference between the current sale price and the lower forward purchase price, often referred to as the “drop,” as well as the interest earned on the cash proceeds of the initial sale.

Successful use of mortgage dollar rolls depends on a Portfolio’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities a Portfolio is required to purchase may decline below the agreed upon repurchase price.

Loans
Bank Loans. Certain Portfolios, particularly Flexible Bond Portfolio and Balanced Portfolio (no more than 20% of each Portfolio’s total assets) and Global Technology Portfolio (no more than 5% of the Portfolio’s total assets), may invest in bank loans, which include institutionally-traded floating and fixed-rate debt securities. The bank loans in which a Portfolio may invest may be denominated in U.S. or non-U.S. currencies, including the euro.

Bank loans are obligations of companies or other entities that are typically issued in connection with recapitalizations, acquisitions, and refinancings, and may be offered on a public or private basis. Bank loans often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged and may be distressed or involved in bankruptcy proceedings. The Portfolios generally invest in bank loans directly through an agent, either by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Assignments and participations involve credit risk, interest rate risk, and liquidity risk. To the extent a Portfolio invests in non-U.S. bank loan investments, those investments are subject to the risks of foreign investment, including Eurozone risk. Some bank loans may be purchased on a “when-issued” basis.

When a Portfolio purchases an assignment, the Portfolio generally assumes all the rights and obligations under the loan agreement and will generally become a “lender” for purposes of the particular loan agreement. The rights and obligations acquired by a Portfolio under an assignment may be different, and be more limited, than those held by an assigning lender. Subject to the terms of a loan agreement, a Portfolio may enforce compliance by a borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-off. If a loan is foreclosed, a Portfolio may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. A Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligations or that the collateral could be liquidated.

If a Portfolio purchases a participation interest, it typically will have a contractual relationship with the lender and not with the borrower. A Portfolio may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender, or any other intermediate participant. A Portfolio may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender and only upon receipt by the lender of the payments from the borrower. The failure by a Portfolio to receive scheduled interest or principal payments may adversely affect the income of the Portfolio and may likely reduce the value of its assets, which would be reflected by a reduction in the Portfolio’s NAV.

The borrower of a loan in which a Portfolio holds an assignment or participation interest may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a

Portfolio will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation. This may result in a Portfolio realizing less income on a particular investment and replacing the loan with a less attractive security, which may provide less return to the Portfolio.

Floating Rate Loans Generally. Floating rate loans typically are negotiated, structured, and originated by a bank or other financial institution (an “agent”) for a lending group or “syndicate” of financial institutions. In most cases, a Portfolio relies on the agent to assert appropriate creditor remedies against the borrower. The agent may not have the same interests as the Portfolio, and the agent may determine to waive certain covenants contained in the loan agreement that the Portfolio would not otherwise have determined to waive. The typical practice of an agent relying on reports from a borrower about its financial condition may involve a risk of fraud by a borrower. In addition, if an agent becomes insolvent or carries out its duties improperly, the Portfolio may experience delays in realizing payment and/or risk loss of principal and/or income on its floating rate loan investments. The investment team performs a credit analysis on the borrower but typically does not perform credit analysis on the agent or other intermediate participants.

Floating rate loans have interest rates that adjust periodically and are tied to a benchmark lending rate such as the London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks (“Prime Rate”) or the rate paid on large certificates of deposit traded in the secondary markets (“CD rate”). The interest rate on Prime Rate based loans and corporate debt securities may float daily as the Prime Rate changes, while the interest rate on LIBOR or CD rate based loans and corporate debt securities may reset periodically. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Investing in floating rate loans with longer interest rate reset periods may increase fluctuations in a Portfolio’s NAV as a result of changes in interest rates. A Portfolio may attempt to hedge against interest rate fluctuations by entering into interest rate swaps or by using other hedging techniques.

While the Portfolios generally expect to invest in fully funded term loans, certain of the loans in which the Portfolios may invest include revolving loans and delayed draw term loans. Such loans generally obligate the lender (and those with an interest in the loan) to fund the loan at the borrower’s discretion. As such, a Portfolio would need to maintain amounts sufficient to meet its contractual obligations. In cases where a Portfolio invests in revolving loans and delayed draw term loans, the Portfolio will maintain high quality liquid assets in an amount at least equal to its obligations under the loans. Amounts maintained in high-quality liquid assets may provide less return to a Portfolio than investments in floating rate loans. Loans involving revolving credit facilities or delayed terms may require a Portfolio to increase its investment in a particular floating rate loan when it otherwise would not have done so. Further, a Portfolio may be obligated to do so even if it may be unlikely that the borrower will repay amounts due.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolios may receive fees such as covenant waiver fees or prepayment penalty fees. A Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.

With respect to certain loan transactions, including but not limited to private placements, the Portfolios may determine not to receive confidential information. Such a decision may place a Portfolio at a disadvantage relative to other investors in loans who determine to receive confidential information, as the Portfolio may be limited in its available investments or unable to make accurate assessments related to certain investments.

In cases where Janus Capital receives material, nonpublic information about the issuers of loans that may be held in a Portfolio’s holdings, Janus Capital’s ability to trade in these loans for the account of a Portfolio could potentially be limited by its possession of such information, to the extent required by applicable law. Such limitations on the ability to trade in the loans and/or other securities of the issuer could have an adverse effect on a Portfolio by, for example, preventing the Portfolio from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

The secondary market on which floating rate loans are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate loans and that there may be restrictions on their transfer. As a result, a Portfolio may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The secondary market may also be subject to irregular trading activity, wide price spreads, and extended trade settlement periods. With respect to below-investment grade or unrated securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Other Floating Rate Securities. The Portfolios may invest in other types of securities including, but not limited to, unsecured floating rate loans, subordinated or junior debt, including but not limited to, mezzanine loans secured by the stock of the company that owns the assets, corporate bonds, U.S. Government securities, mortgage-backed and other asset-backed securities, repurchase agreements, certain money market instruments, high-risk/high-yield bonds, and other instruments (including synthetic or hybrid) that pay interest at rates that adjust whenever a specified interest rate changes and/or resets on predetermined dates.

Creditor Committees
Because a Portfolio becomes a creditor of an issuer when holding a bond, Janus Capital may from time to time participate on creditor committees on behalf of the Portfolios. These are committees formed by creditors to negotiate with management of the issuer and are intended to protect the rights of bondholders in the event of bankruptcy, bond covenant default, or other issuer-related financial problems. Participation on creditor committees may expose Janus Capital or a Portfolio to material non-public information of the issuer, restricting such Portfolio’s ability to trade in a particular security. Participation in creditor committees may also expose the Portfolios to federal bankruptcy laws or other legislation governing rights of debtors and creditors. Janus Capital will only participate in creditor committees on behalf of a Portfolio when it believes such participation is desirable to protect the value of portfolio securities or enforce a Portfolio’s rights as a creditor.

High-Yield/High-Risk Bonds
Within the parameters of its specific investment policies, each Portfolio may invest in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor’s Ratings Services and Fitch, Inc., or Ba or lower by Moody’s Investors Service, Inc.). To the extent a Portfolio invests in high-yield/high-risk bonds, under normal circumstances, each of the Portfolios indicated will limit its investments in such bonds to 35% or less of its net assets (Flexible Bond Portfolio, Global Research Portfolio, Overseas Portfolio, Balanced Portfolio, Enterprise Portfolio, Forty Portfolio, Janus Portfolio, and Global Technology Portfolio) or 20% or less of its net assets (Mid Cap Value Portfolio). INTECH U.S. Low Volatility Portfolio does not intend to invest in high-yield/high-risk bonds.

Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Portfolio would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

A Portfolio may also invest in unrated bonds of foreign and domestic issuers. For the Portfolios subject to such limit, unrated bonds will be included in each Portfolio’s limit, as applicable, on investments in bonds rated below investment grade unless its portfolio managers and/or investment personnel deem such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Portfolio’s portfolio managers and/or investment personnel will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

The secondary market on which high-yield securities are traded is less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Additionally, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of this SAI for a description of bond rating categories.

Defaulted Securities
A Portfolio may hold defaulted securities if its portfolio managers and/or investment personnel believe, based upon an analysis of the financial condition, results of operations, and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Portfolios subject to such limit, defaulted securities will be included in each Portfolio’s limit on investments in bonds rated below investment grade. Notwithstanding the portfolio managers’ and/or investment personnel’s belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

Disposition of Portfolio Securities. Although the Portfolios generally will purchase securities for which their portfolio managers and/or investment personnel expect an active market to be maintained, defaulted securities may be less actively traded than other securities, and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolios will limit holdings of any such securities to amounts that the portfolio managers and/or investment personnel believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit a Portfolio’s ability to readily dispose of securities to meet redemptions.

Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolios.

Futures, Options, and Other Derivative Instruments
Certain Portfolios may invest in various types of derivatives, which may at times result in significant derivative exposure. INTECH U.S. Low Volatility Portfolio may invest, to a limited extent, in certain types of derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolios may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

A Portfolio may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When a Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolios may not use any derivative to gain exposure to an asset or class of assets that they would be prohibited by their investment restrictions from purchasing directly. A Portfolio’s ability to use derivative instruments may also be limited by tax considerations. (See “Income Dividends, Capital Gains Distributions, and Tax Status.”)

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose a Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including:

Counterparty risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

Currency risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Index risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Derivatives may generally be traded over-the-counter (“OTC”) or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolios may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Futures Contracts. The Portfolios may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, commodities, and commodity-linked derivatives (to the extent permitted by a Portfolio and the Internal Revenue Code), or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, commodities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”) or brokerage firm, which are members of a relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded, and currently are maintained in cash or certain other liquid assets held by the Portfolios. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, that Portfolio may be entitled to return of margin owed to such Portfolio only in proportion to the amount received by the FCM’s other customers. Janus Capital or the subadviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolios do business.

The Portfolios have filed notices of eligibility for exemption from the definition of the term “commodity pool operator” in accordance with Rule 4.5 of the U.S. Commodity Exchange Act, as amended (“Commodity Exchange Act”) and, therefore, the Portfolios are not subject to regulation as commodity pool operators under the Commodity Exchange Act. The Portfolios may enter into futures contracts and related options as permitted under Rule 4.5. Amendments to Rule 4.5 adopted in 2012, however, narrowed the exemption from the definition of commodity pool operator and effectively imposed additional restrictions on a Portfolio’s use of futures, options, and swaps. A Portfolio will become subject to increased CFTC regulation if the Portfolio invests more than a prescribed level of its assets in such instruments, or if the Portfolio markets itself as providing investment exposure to these instruments. If a Portfolio cannot meet the requirements of Rule 4.5, Janus Capital and such Portfolio would need to comply with additional disclosure, reporting, and recordkeeping requirements, which are currently pending final rulemaking. Although the ultimate effect of such rulemaking on the Portfolios is uncertain, such additional requirements could increase a Portfolio’s expenses and/or limit a Portfolio’s ability to achieve its investment objective. Janus Capital is registered as a commodity pool operator in connection with the operation of one or more other Janus mutual funds which do not qualify for the Rule 4.5 exemption.

Although a Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Portfolio immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because a Portfolio’s cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Portfolio’s return could be diminished due to the opportunity losses of foregoing other potential investments.

The Portfolios may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. A Portfolio may also enter into futures contracts to protect itself from fluctuations in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Portfolio may also use this technique with respect to an individual company’s stock. To the extent a Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover such Portfolio’s obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Portfolio with respect to the futures contracts. Conversely, if a Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Portfolio holds an individual company’s stock and expects the price of that stock to decline, the Portfolio may sell a futures contract on that stock in hopes of offsetting the potential decline in the company’s stock price. A Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

With the exception of INTECH U.S. Low Volatility Portfolio, if a Portfolio owns interest rate sensitive securities and the portfolio managers and/or investment personnel expect interest rates to increase, that Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Portfolio selling such securities in its portfolio. If interest rates increase as anticipated, the value of the securities would decline, but the value of that Portfolio’s interest rate futures contract would increase, thereby keeping the NAV of that Portfolio from declining as much as it may have otherwise. If, on the other hand, the portfolio managers and/or investment personnel expect interest rates to decline, that Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the securities. Although a Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio managers and/or investment personnel still may not result in a successful use of futures.

Futures contracts entail risks. There is no guarantee that derivative investments will benefit the Portfolios. A Portfolio’s performance could be worse than if the Portfolio had not used such instruments. For example, if a Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio managers and/or investment personnel must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Portfolio.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Portfolio will not match exactly such Portfolio’s current or potential investments. A Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests – for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities – which involves a risk that the futures position will not correlate precisely with the performance of such Portfolio’s investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Portfolio’s investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Portfolio’s investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio’s futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Portfolio’s other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Portfolio’s access to other assets held to cover its futures positions also could be impaired.

Options on Futures Contracts. The Portfolios may buy and write put and call options on futures contracts. A purchased option on a future gives a Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Portfolio is not fully invested, it may buy a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Portfolio’s holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Portfolio is considering buying. If a call or put option a Portfolio has written is exercised, such Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Portfolio’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

The amount of risk a Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the asset at the time of delivery. The Portfolios, with the exception of INTECH U.S. Low Volatility Portfolio, may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes the Portfolios’ principal uses of forward foreign currency exchange contracts (“forward currency contracts”). A Portfolio may enter into forward currency contracts with stated contract values of up to the value of that Portfolio’s assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Portfolio may invest in forward currency contracts for nonhedging purposes such as seeking to enhance return. A Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell (“transaction hedge”). A Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (“position hedge”) or by participating in options or futures contracts with respect to the currency. A Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments (“anticipatory hedge”). In any of these circumstances a Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio managers and/or investment personnel believe there is a reasonable degree of correlation between movements in the two currencies (“cross-hedge”). In addition, certain Portfolios may cross-hedge their U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in their respective benchmark index and/or to cover an underweight country or region exposure in their portfolio.

These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Portfolio’s foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Portfolio’s currency exposure from one foreign currency to another removes that Portfolio’s opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Portfolio if the portfolio managers’ and/or investment personnel’s projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause a Portfolio to assume the risk of fluctuations in the value of the currency it purchases which may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

In general, the Portfolios cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio’s custodian segregates cash or other liquid assets having a value equal to the aggregate amount of such Portfolio’s commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Portfolio will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Portfolio’s commitments with respect to such contracts. As an alternative to segregating assets, a Portfolio may buy call options permitting such Portfolio to buy the amount of foreign currency being hedged by a forward sale contract, or a Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolios’ ability to utilize forward contracts may be restricted. In addition, a Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

Options on Foreign Currencies. The Portfolios, with the exception of INTECH U.S. Low Volatility Portfolio, may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant.

In order to protect against such diminutions in the value of portfolio securities, a Portfolio may buy put options on the foreign currency. If the value of the currency declines, such Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Portfolio could sustain losses on transactions in foreign currency options that would require such Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

The Portfolios may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decline in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised, and a Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The Portfolios may write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is “covered” if that Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Portfolio in cash or other liquid assets in a segregated account with the Portfolio’s custodian.

The Portfolios also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

Eurodollar Instruments. Each Portfolio, with the exception of INTECH U.S. Low Volatility Portfolio, may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the LIBOR, although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Additional Risks of Options on Foreign Currencies, Forward Contracts, and Foreign Instruments. Unlike transactions entered into by the Portfolios in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Similarly, options on currencies may be traded over-the-counter. In an OTC trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the Options Clearing Corporation (“OCC”), thereby reducing the risk of credit default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the OTC market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts, and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Portfolio’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

A Portfolio, with the exception of INTECH U.S. Low Volatility Portfolio, may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by that Portfolio. Such participation may subject a Portfolio to expenses such as legal fees and may make that Portfolio an “insider” of the issuer for purposes of the federal securities laws, which may restrict that Portfolio’s ability to trade in or acquire additional positions in a particular security or other securities of the issuer when it might otherwise desire to do so. Participation by a Portfolio on such committees also may expose that Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Portfolio would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce that Portfolio’s rights as a creditor or to protect the value of securities held by that Portfolio.

Options on Securities. In an effort to increase current income and to reduce fluctuations in NAV, the Portfolios, with the exception of INTECH U.S. Low Volatility Portfolio, may write covered and uncovered put and call options and buy put and call options on securities that are traded on U.S. and foreign securities exchanges and OTC. Examples of covering transactions include: (i) for a written put, selling short the underlying instrument at the same or higher price than the put’s exercise price; and (ii) for a written call, owning the underlying instrument. The Portfolios may write and buy options on the same types of securities that the Portfolios may purchase directly. The Portfolios may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date.

A Portfolio may cover its obligations on a put option by segregating cash or other liquid assets with the Portfolio’s custodian for a value equal to: (i) the full notional value of the put for physically settled options; or (ii) the in-the-money value of the put for cash settled options. A Portfolio may also cover its obligations on a put option by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held: (i) is equal to or greater than the exercise price of the put written; or (ii) is less than the exercise price of the put written if the difference is maintained by that Portfolio in cash or other liquid assets in a segregated account with its custodian. The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

A Portfolio may cover its obligations on a call option by segregating cash or other liquid assets with the Portfolio’s custodian for a value equal to: (i) the full notional value of the call for physically settled options; or (ii) the in-the-money value of the call for cash settled options. A Portfolio may also cover its obligations on a written call option by (i) owning the underlying security covered by the call or having an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolio’s custodian) upon conversion or exchange of other securities held in its portfolio; or (ii) holding a call on the same security and in the same principal amount as the call written where the exercise price of the call held: (a) is equal to or less than the exercise price of the call written; or (b) is greater than the exercise price of the call written if the difference is maintained by that Portfolio in cash or other liquid assets in a segregated account with its custodian.

A Portfolio would write a call option for hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio managers and/or investment personnel believe that writing the option would achieve the desired hedge.

The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer’s position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a “closing sale transaction.” This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

In the case of a written call option, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Portfolio to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, such Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

A Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.

An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, a Portfolio may not be able to effect closing transactions in particular options and that Portfolio would have to exercise the options in order to realize any profit. If a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange (“Exchange”) on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

A Portfolio may write options in connection with buy-and-write transactions. In other words, a Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”), or above (“out-of-the-money”) the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Portfolio’s maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Portfolio’s purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Portfolio’s gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or take delivery of the security at the exercise price and that Portfolio’s return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

A Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

A Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Portfolio.

A Portfolio may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that a Portfolio has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

Options on Securities Indices. The Portfolios may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities. The index may fluctuate as a result of changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor’s 100. Indices may also be based on a particular industry, market segment, or certain currencies such as the U.S. Dollar Index or DXY Index.

Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

Options on Non-U.S. Securities Indices. The Portfolios may purchase and write put and call options on foreign securities indices listed on domestic and foreign securities exchanges. The Portfolios may also purchase and write OTC options on foreign securities indices.

The Portfolios may, to the extent allowed by federal and state securities laws, invest in options on non-U.S. securities indices instead of investing directly in individual non-U.S. securities. The Portfolios may also use foreign securities index options for bona fide hedging and non-hedging purposes.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices may be more likely to occur, although the Portfolios generally will only purchase or write such an option if Janus Capital or the subadviser, as applicable, believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolios will not purchase such options unless Janus Capital or the subadviser, as applicable, believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in a Portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the portfolio managers and/or investment personnel may be forced to liquidate portfolio securities to meet settlement obligations. A Portfolio’s activities in index options may also be restricted by the requirements of the Internal Revenue Code for qualification as a regulated investment company.

In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or exist.

Other Options. In addition to the option strategies described above and in the Prospectuses, a Portfolio, with the exception of INTECH U.S. Low Volatility Portfolio, may purchase and sell a variety of options with non-standard payout structures or other features (“exotic options”). Exotic options are traded OTC and typically have price movements that can vary markedly from simple put or call options. The risks associated with exotic options are that they cannot be as easily priced and may be subject to liquidity risk. While some exotic options have fairly active markets others are mostly thinly traded instruments. Some options are pure two-party transactions and may have no liquidity. Each Portfolio may treat such instruments as illiquid and will limit its investments in such instruments to no more than 15% of its net assets, when combined with all other illiquid investments of the Portfolio. A Portfolio may use exotic options to the extent that they are consistent with the Portfolio’s investment objective and investment policies, and applicable regulations.

The Portfolios may purchase and sell exotic options that have values which are determined by the correlation of two or more underlying assets. These types of options include, but are not limited to, outperformance options, yield curve options, or other spread options.

Outperformance Option – An option that pays the holder the difference in the performance of two assets. The value of an outperformance option is based on the relative difference, i.e. the percentage outperformance of one underlying security or index compared to another. Outperformance options allow a Portfolio to gain leveraged exposure to the percentage price performance of one security or index over another. The holder of an outperformance option will only receive payment under the option contract if a designated underlying asset outperforms the other underlying asset. If outperformance does not occur, the holder will not receive payment. The option may expire worthless despite positive performance by the designated underlying asset. Outperformance options are typically cash settled and have European-style exercise provisions.

Yield Curve Options – An option whose value is based on the yield spread or yield differential between two securities. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Spread Option – A type of option that derives its value from the price differential between two or more assets, or the same asset at different times or places. Spread options can be written on all types of financial products including equities, bonds and currencies.

Swaps and Swap-Related Products. The Portfolios, with the exception of INTECH U.S. Low Volatility Portfolio, may enter into swap agreements or utilize swap-related products, including, but not limited to, total return swaps, equity swaps, interest rate swaps, caps, and floors (either on an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. A Portfolio may enter into swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from a Portfolio. The Portfolios will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Portfolio’s obligations over its entitlement with respect to each swap will be calculated on a daily basis, and an amount of cash or other liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the Portfolio’s custodian. If a Portfolio enters into a swap on other than a net basis, it would maintain segregated assets in the full amount accrued on a daily basis of its obligations with respect to the swap.

Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If there is a default by the other party to such a transaction, a Portfolio normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that a Portfolio will not be able to meet its obligation to the counterparty. Swap agreements traditionally were privately negotiated and entered into in the over-the-counter market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now requires certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

A Portfolio normally will not enter into any total return, equity, or interest rate swap, cap, or floor transaction unless the claims-paying ability of the other party thereto meets guidelines established by Janus Capital. Janus Capital’s guidelines may be adjusted in accordance with market conditions. Janus Capital or the subadviser, as applicable, will monitor the creditworthiness of all counterparties on an ongoing basis. Generally, parties that are rated in the highest short-term rating category by an NRSRO will meet Janus Capital’s guidelines. The ratings of NRSROs represent their opinions of the claims-paying ability of entities rated by them. NRSRO ratings are general and are not absolute standards of quality.

The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other types of swaps. To the extent a Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of total return, equity, or interest rate swap transactions that may be entered into by a Portfolio. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by a Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that a Portfolio is contractually obligated to make. If the other party to a swap that is not collateralized defaults, a

Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Portfolio may buy and sell (i.e., write) caps and floors, without limitation, subject to the segregation requirement described above.

Another form of a swap agreement is the credit default swap. A Portfolio may enter into various types of credit default swap agreements (with notional values not to exceed 10% of the net assets of the Portfolio) for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, the Portfolio would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, that Portfolio would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller could be required to make in a credit default transaction would be the notional amount of the agreement. A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. Credit default swaps could result in losses if the Portfolio does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.

Credit default swap agreements may involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. A Portfolio will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Portfolio may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Portfolio, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Portfolio.

A Portfolio may invest in funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps that are based on an index of credit default swaps (“CDXs”) or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets.

A Portfolio investing in CDXs is normally only permitted to take long positions in these instruments. A Portfolio holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. A Portfolio also normally indirectly bears its proportionate share of any expenses paid by a CDX in addition to the expenses of the Portfolio. By investing in CDXs, a Portfolio could be exposed to risks relating to, among other things, the reference obligation, illiquidity risk, counterparty risk, and credit risk.

Options on Swap Contracts. Certain Portfolios may purchase or write covered and uncovered put and call options on swap contracts (“swaptions”). Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.

Structured Investments. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities.

Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. Structured investments include a wide variety of instruments which are also subject to special risk such as inverse floaters and collateralized debt obligations. Inverse floaters involve leverage which may magnify a Portfolio’s gains or losses. The risk of collateral debt obligations depends largely on the type of collateral securing the obligations. There is a risk that the collateral will not be adequate to make interest or other payments related to the debt obligation the collateral supports.

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Portfolio’s ability to resell such a structured instrument may be more limited than its ability to resell other Portfolio securities. The Portfolios may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Portfolio’s net assets, when combined with all other illiquid investments of each Portfolio. INTECH U.S. Low Volatility Portfolio does not intend to invest in structured investments.

PORTFOLIO TURNOVER

The portfolio turnover rate of a Portfolio is calculated by dividing the lesser of purchases or sales of portfolio securities (exclusive of purchases or sales of U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less) by the monthly average of the value of the portfolio securities owned by the Portfolio during the year. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the fiscal year. A 100% portfolio turnover rate would occur, for example, if all of the securities held by a Portfolio were replaced once during the fiscal year. A Portfolio cannot accurately predict its turnover rate. Variations in portfolio turnover rates shown may be due to market conditions, changes in the size of a Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of a Portfolio’s investments, and the investment style and/or outlook of the portfolio managers and/or investment personnel. A Portfolio’s portfolio turnover rate may be higher when a Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. Higher levels of portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in Portfolio performance. The following table summarizes the portfolio turnover rates for the Portfolios for the last two fiscal years, unless otherwise noted.

	Portfolio Turnover Rate for		Portfolio Turnover Rate for
	the fiscal year ended		the fiscal year ended
Portfolio Name	December 31, 2012		December 31, 2011
Fixed Income
Flexible Bond Portfolio	140%		164%
Global & International
Global Research Portfolio	56%		88%
Overseas Portfolio	36%		32%
Growth & Core
Balanced Portfolio	77%		108%
Enterprise Portfolio	15%		15%
Forty Portfolio	10%		46%
Janus Portfolio	38%		90%
Mathematical
INTECH U.S. Low Volatility Portfolio	2%	(1)(2)	N/A
Specialty Equity
Global Technology Portfolio	56%		83%
Value
Mid Cap Value Portfolio	49%		52%

(1)	Not annualized for periods of less than one full year.
(2) September 6, 2012 (effective date) to December 31, 2012.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the portfolios and to protect the confidentiality of the portfolios’ holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each Portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Portfolio shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). With the exception of the Portfolio subadvised by INTECH, portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Portfolio holdings (excluding derivatives, short positions, and other investment positions) of the Portfolio subadvised by INTECH are generally available on a calendar quarter-end basis with a 60-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for each Portfolio at janus.com/variable-insurance.

Each Portfolio, with the exception of the Portfolio subadvised by INTECH, may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement. The Portfolio subadvised by INTECH may provide upon request, historical full holdings at any time subject to a written confidentiality agreement.

•	Top Holdings. Each Portfolio’s (with the exception of the Portfolio subadvised by INTECH) top portfolio holdings, in order of position size and as a percentage of a Portfolio’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top holdings of the Portfolio subadvised by INTECH, consisting of security names only in alphabetical order and aggregate percentage of the Portfolio’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. Each Portfolio may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order for all Portfolios except the Portfolio subadvised by INTECH), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag (30-day lag for the Portfolio subadvised by INTECH) and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end (for all Portfolios except the Portfolio subadvised by INTECH) may include the percentage of contribution/detraction to Portfolio performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Portfolios disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

The Janus funds’ Trustees, officers, and primary service providers, including investment advisers identified in this SAI, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the portfolios’ insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings. Any confidentiality agreement entered into regarding disclosure of a Janus fund’s portfolio holdings includes a provision that portfolio holdings are the confidential property of that Janus fund and may not be shared or used directly or indirectly for any purpose (except as specifically provided in the confidentiality agreement), including trading in portfolio shares.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital’s Chief Compliance Officer or Ethics Committee that a Janus fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds’ Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

Under extraordinary circumstances, Janus Capital’s Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

To the best knowledge of the Janus funds, as of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above under ongoing arrangements with the funds and/or Janus Capital, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of one or more subadvisers and their products.

Name	Frequency	Lag Time
ACA Compliance Group	As needed	Current
ALPS Distributors, Inc.	As needed	Current
AnchorPath Financial, LLC	As needed	Current
Apex Systems, Inc.	As needed	Current
Aprimo, Inc.	As needed	Current
Athena Investment Services	As needed	Current
Barclays Capital Inc.	Daily	Current
Barra, Inc.	Daily	Current
BNP Paribas	Daily	Current
BNP Paribas Prime Brokerage, Inc.	Daily	Current

Name	Frequency	Lag Time
BNP Securities Corp.	Daily	Current
BNY Mellon Performance and Risk Analytics, LLC	Monthly	Current
Brockhouse & Cooper Inc.	Quarterly	Current
Brown Brothers Harriman & Co.	Daily	Current
Callan Associates Inc.	As needed	Current
Cambridge Associates LLC	Quarterly	Current
Canterbury Consulting Inc.	Monthly	Current
Carr Communications NYC, LLC	As needed	Current
Charles River Brokerage, LLC	As needed	Current
Charles River Systems, Inc.	As needed	Current
Charles Schwab & Co., Inc.	As needed	Current
CMS BondEdge	As needed	Current
Compri Consulting, Inc.	Daily	Current
Consulting Services Group, LLC	As needed	Current
Corporate Compliance Partners LLC	As needed	Current
Cutter Associates, Inc.	As needed	Current
Deloitte & Touche LLP	As needed	Current
Deloitte Tax LLP	As needed	Current
Deutsche Bank AG, New York Branch	As needed	Current
DTCC Loan/SERV LLC	Daily	Current
Eagle Investment Systems Corp.	As needed	Current
Ennis, Knupp & Associates, Inc.	As needed	Current
Envestnet Asset Management Inc.	As needed	Current
Ernst & Young LLP	As needed	Current
FactSet Research Systems, Inc.	As needed	Current
Financial Express Limited	As needed	Current
Financial Models Company, Inc.	As needed	Current
FlexTrade LLC	Daily	Current
FT Interactive Data Corporation	Daily	Current
HeterMedia Services Limited	Monthly	Current
Hewitt Associates LLC	As needed	Current
Infotech Consulting Inc.	Daily	Current
Institutional Shareholder Services, Inc.	Daily	Current
International Data Corporation	Daily	Current
Investment Technology Group, Inc.	Daily	Current
InvestTech Systems Consulting, Inc.	Daily	Current
J.P. Morgan Securities LLC	As needed	Current
Jeffrey Slocum & Associates, Inc.	As needed	Current
KFORCE Inc.	Daily	Current
KPMG LLP	As needed	Current
Lipper Inc.	Quarterly	Current
Marco Consulting Group, Inc.	Monthly	Current
Marquette Associates	As needed	Current
Markit Loans, Inc.	Daily	Current
Mercer Investment Consulting, Inc.	As needed	Current
Merrill Communications LLC	Quarterly	Current
Moody’s Investors Service Inc.	Weekly	7 days or more
Morningstar, Inc.	As needed	30 days
New England Pension Consultants	Monthly	Current

Name	Frequency	Lag Time
Nikko AM Americas	As needed	Current
Nomura Funds Research & Technologies America Inc.	As needed	Current
Omgeo LLC	Daily	Current
Pacific Life	As needed	Current
Perficient, Inc.	As needed	Current
PricewaterhouseCoopers LLP	As needed	Current
Prima Capital Holding, Inc.	As needed	Current
Prima Capital Management, Inc.	Quarterly	15 days
Promontory Financial Group, LLC	As needed	Current
Protiviti, Inc.	As needed	Current
QuoteVision Limited	Daily	Current
RR Donnelley and Sons Company	Daily	Current
RR Donnelley and Sons Company	Semi-annually	Current
R.V. Kuhns & Associates	As needed	Current
Reuters America Inc.	Daily	Current
Rocaton Investment Advisors, LLC	As needed	Current
Rogerscasey, Inc.	Quarterly	Current
Russell/Mellon Analytical Services, LLC	Monthly	Current
Sapient Corporation	As needed	Current
SEI Investments	As needed	Current
Serena Software, Inc.	As needed	Current
SimCorp USA, Inc.	As needed	Current
SS&C Technologies, Inc.	As needed	Current
Standard & Poor’s	Daily	Current
Standard & Poor’s Financial Services	Weekly	2 days or more
Standard & Poor’s Securities Evaluation	Daily	Current
State Street Bank and Trust Company	Daily	Current
State Street Global Advisors	Monthly	Current
Stratford Advisory Group, Inc.	As needed	Current
Summit Strategies Group	Monthly; Quarterly	Current
The Ohio National Life Insurance Company	As needed	Current
The Yield Book Inc.	Daily	Current
Thrivent Financial for Lutherans	As needed	Current
Top Five Solutions LLC	As needed	Current
Tower Investment	As needed	30 days
Towers Watson	As needed	Current
TradingScreen Inc.	As needed	Current
Wachovia Securities LLC	As needed	Current
Wall Street On Demand, Inc.	Monthly; Quarterly	30 days; 15 days
Wilshire Associates Incorporated	As needed	Current
Wolters Kluwer Financial Services, Inc.	Monthly	Current
Yanni Partners, Inc.	Quarterly	Current
Zephyr Associates, Inc.	Quarterly	Current

In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the portfolios may receive nonpublic portfolio holdings information.

Janus Capital manages other accounts such as separately managed accounts, other pooled investment vehicles, and portfolios sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Portfolios’ holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Portfolios’ holdings disclosure policies.

Investment adviser and subadvisers

INVESTMENT ADVISER – JANUS CAPITAL MANAGEMENT LLC

As stated in the Prospectuses, each Portfolio has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

Each Portfolio’s Advisory Agreement continues in effect from year to year so long as such continuance is approved at least annually by the vote of a majority of the Portfolios’ Trustees who are not parties to the Advisory Agreements or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Trustees”), and by either the Portfolios’ Trustees or the affirmative vote of a majority of the outstanding voting securities of each Portfolio. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Portfolio’s Trustees, the vote of a majority of the outstanding voting securities of a Portfolio, or Janus Capital on 60 days’ advance written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Portfolio, including a majority of the Independent Trustees, and, to the extent required by the 1940 Act, the affirmative vote of a majority of the outstanding voting securities of that Portfolio.

Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolios’ investments, provide office space for the Portfolios, and certain other advisory-related services. Each Portfolio pays custodian fees and expenses, any brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and audit expenses, interest and taxes, a portion of trade or other investment company dues and expenses, expenses of shareholders’ meetings, mailing of prospectuses, statements of additional information, and reports to shareholders, fees and expenses of all Portfolio Trustees, other costs of complying with applicable laws regulating the sale of Portfolio shares, compensation to the Portfolios’ transfer agent, and other costs, including shareholder servicing costs. As discussed in this section, Janus Capital has delegated certain management duties for certain Portfolios to INTECH and Perkins pursuant to subadvisory agreements (“Sub-Advisory Agreements”) between Janus Capital and each subadviser.

Janus Capital also serves as administrator and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Portfolios, including, but not limited to, NAV determination, portfolio accounting, recordkeeping, blue sky registration and monitoring services, preparation of prospectuses and other Portfolio documents, and other services for which the Portfolios reimburse Janus Capital for its out-of-pocket costs. Each Portfolio also pays for the salaries, fees, and expenses of certain Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolios. Administration costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadviser) provides to each Portfolio. Some expenses related to compensation payable to the Portfolios’ Chief Compliance Officer and compliance staff are shared with the Portfolios.

Many of these costs vary from year to year which can make it difficult to predict the total impact to your Portfolio’s expense ratio, in particular during times of declining asset values of a Portfolio. Certain costs may be waived and/or reimbursed by Janus Capital to the Portfolios pursuant to expense limitation agreements with a Portfolio.

A discussion regarding the basis for the Trustees’ approval of the Portfolios’ Investment Advisory Agreements and Sub-Advisory Agreements (as applicable) is included in the Portfolios’ annual or semiannual report to shareholders. You can request the Portfolios’ annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/variable-insurance.

The Portfolios pay a monthly investment advisory fee to Janus Capital for its services. The fee is based on the average daily net assets of each Portfolio for Portfolios with an annual fixed-rate fee, and is calculated at the annual rate. The detail for Portfolios with this fee structure is shown below under “Average Daily Net Assets of the Portfolio.” Portfolios that pay a fee that may adjust up or down based on the Portfolio’s performance relative to its benchmark index over the performance measurement period have “N/A” in the “Average Daily Net Assets of the Portfolio” column below. The following table also reflects the Portfolios’ contractual fixed-rate investment advisory fee rate for Portfolios with an annual fee based on average daily net assets and the “base fee” rate prior to any performance fee adjustment for Portfolios that have a performance fee structure.

		Contractual
		Investment Advisory
	Average Daily Net	Fees/Base Fees (%)
Portfolio Name	Assets of the Portfolio	(annual rate)
Fixed Income

Flexible Bond Portfolio	First $300 Million	0.55
	Over $300 Million	0.45

Global & International

Global Research Portfolio	N/A	0.60

Overseas Portfolio	N/A	0.64

Growth & Core

Balanced Portfolio	All Asset Levels	0.55

Enterprise Portfolio	All Asset Levels	0.64

Forty Portfolio	N/A	0.64

Janus Portfolio	N/A	0.64

Mathematical

INTECH U.S. Low Volatility Portfolio	All Asset Levels	0.50

Specialty Equity

Global Technology Portfolio	All Asset Levels	0.64

Value

Mid Cap Value Portfolio	N/A	0.64

PERFORMANCE-BASED INVESTMENT ADVISORY FEE

Applies to Global Research Portfolio, Mid Cap Value Portfolio, Janus Portfolio, Overseas Portfolio, and Forty Portfolio only
Effective on the dates shown below, each of Global Research Portfolio, Mid Cap Value Portfolio, Janus Portfolio, Overseas Portfolio, and Forty Portfolio implemented an investment advisory fee rate that adjusts up or down based upon each Portfolio’s performance relative to the cumulative investment record of its respective benchmark index over the performance measurement period. Any performance adjustment commenced on the date shown below. Prior to the effective date of the performance adjustment, only the base fee applied.

	Effective Date of	Effective Date of
	Performance Fee	First Adjustment
Portfolio Name	Arrangement	to Advisory Fee
Global Research Portfolio	02/01/06	02/01/07
Mid Cap Value Portfolio	02/01/06	02/01/07
Janus Portfolio	07/01/10	07/01/11
Overseas Portfolio	07/01/10	10/01/11
Forty Portfolio	07/01/10	01/01/12

Under the performance-based fee structure, the investment advisory fee paid to Janus Capital by each Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Portfolio’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance

Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio’s average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the performance-based fee structure has been in effect for at least 12 months (15 months for Overseas Portfolio; or 18 months for Forty Portfolio) (“Initial Performance Measurement Period”); and accordingly, only the Portfolio’s Base Fee Rate applies for the Initial Performance Measurement Period. When the performance-based fee structure has been in effect for at least the Initial Performance Measurement Period, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued throughout the month. The investment advisory fee is paid monthly in arrears.

The Performance Adjustment may result in an increase or decrease in the investment advisory fee paid by a Portfolio, depending upon the investment performance of the Portfolio relative to its benchmark index over the performance measurement period. No Performance Adjustment is applied unless the difference between the Portfolio’s investment performance and the cumulative investment record of the Portfolio’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Portfolio outperforms or underperforms its benchmark index. Because the Performance Adjustment is tied to a Portfolio’s performance relative to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Portfolio’s shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Portfolio’s shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Portfolio is calculated net of expenses, whereas a Portfolio’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Portfolio and the Portfolio’s benchmark index. Under extreme circumstances involving underperformance by a rapidly shrinking Portfolio, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Portfolio.

The application of an expense limit, if any, will have a positive effect upon a Portfolio’s performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

The investment performance of a Portfolio’s Service Shares (“Service Shares”) is used for purposes of calculating the Portfolio’s Performance Adjustment. After Janus Capital determines whether a particular Portfolio’s performance was above or below its benchmark index by comparing the investment performance of the Portfolio’s Service Shares against the cumulative investment record of that Portfolio’s benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Portfolio.

The Trustees may determine that a class of shares of a Portfolio other than Service Shares is the most appropriate for use in calculating the Performance Adjustment. If a different class of shares is substituted in calculating the Performance Adjustment, the use of that successor class of shares may apply to the entire performance measurement period so long as the successor class was outstanding at the beginning of such period. If the successor class of shares was not outstanding for all or a portion of the performance measurement period, it may only be used in calculating that portion of the Performance Adjustment attributable to the period during which the successor class was outstanding, and any prior portion of the performance measurement period would be calculated using the class of shares previously designated. Any change to the class of shares used to calculate the Performance Adjustment is subject to applicable law.

The Trustees may from time to time determine that another securities index for a Portfolio is a more appropriate benchmark index for purposes of evaluating the performance of that Portfolio. In that event, the Trustees may approve the substitution of a successor index for the Portfolio’s benchmark index. However, the calculation of the Performance Adjustment for any portion of the performance measurement period prior to the adoption of the successor index will still be based upon the Portfolio’s performance compared to its former benchmark index. Any change to a particular Portfolio’s benchmark index for purposes of calculating the Performance Adjustment is subject to applicable law. It is currently the position of the staff of the SEC (the “Staff”) that, with respect to Portfolios that charge a performance fee, any changes to a Portfolio’s benchmark index will require shareholder approval. If there is a change in the Staff’s position, the Trustees intend to notify shareholders of such change in position at such time as the Trustees may determine that a change in a Portfolio’s benchmark index is appropriate.

Under certain circumstances, the Trustees may, without the prior approval of Portfolio shareholders, implement changes to the performance fee structure of a Portfolio as discussed above, subject to applicable law.

It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of each Portfolio relative to the record of the Portfolio’s benchmark index and future changes to the size of each Portfolio.

If the average daily net assets of a Portfolio remain constant during a 36-month performance measurement period, current net assets will be the same as average net assets over the performance measurement period and the maximum Performance Adjustment will be equivalent to 0.15% of current net assets. When current net assets vary from net assets over the 36-month performance measurement period, the Performance Adjustment, as a percentage of current assets, may vary significantly, including at a rate more or less than 0.15%, depending upon whether the net assets of the Portfolio had been increasing or decreasing (and the amount of such increase or decrease) during the performance measurement period. Note that if net assets for a Portfolio were increasing during the performance measurement period, the total performance fee paid, measured in dollars, would be more than if that Portfolio had not increased its net assets during the performance measurement period.

Suppose, for example, that the Performance Adjustment was being computed after the assets of a Portfolio had been shrinking. Assume its monthly Base Fee Rate was 1/12th of 0.60% of average daily net assets during the previous month. Assume also that average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were just $200 million.

The Base Fee Rate would be computed as follows:

$200 million x 0.60% ÷ 12 = $100,000

If the Portfolio outperformed or underperformed its benchmark index by an amount which triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:

$500 million x 0.15% ÷ 12 = $62,500, which is approximately 1/12th of 0.375% of $200 million.

If the Portfolio had outperformed its benchmark index, the total advisory fee rate for that month would be $162,500, which is approximately 1/12th of 0.975% of $200 million.

If the Portfolio had underperformed its benchmark index, the total advisory fee rate for that month would be $37,500, which is approximately 1/12th of 0.225% of $200 million.

Therefore, the total advisory fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12th of 0.975% in the case of outperformance, or approximately 1/12th of 0.225% in the case of underperformance. Under extreme circumstances involving underperformance by a rapidly shrinking Portfolio, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Portfolio.

By contrast, the Performance Adjustment would be a smaller percentage of current assets if the net assets of the Portfolio were increasing during the performance measurement period. Suppose, for example, that the Performance Adjustment was being computed after the assets of a Portfolio had been growing. Assume its average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were $800 million.

The Base Fee Rate would be computed as follows:

$800 million x 0.60% ÷ 12 = $400,000

If the Portfolio outperformed or underperformed its benchmark index by an amount which triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:

$500 million x 0.15% ÷ 12 = $62,500, which is approximately 1/12th of 0.094% of $800 million.

If the Portfolio had outperformed its benchmark index, the total advisory fee rate for that month would be $462,500, which is approximately 1/12th of 0.694% of $800 million.

If the Portfolio had underperformed its benchmark index, the total advisory fee rate for that month would be $337,500, which is approximately 1/12th of 0.506% of $800 million.

Therefore, the total advisory fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12th of 0.694% in the case of outperformance, or approximately 1/12th of 0.506% in the case of underperformance.

The Base Fee Rate for each Portfolio and the Portfolio’s benchmark index used for purposes of calculating the Performance Adjustment are shown in the following table:

		Base Fee Rate (%)
Portfolio Name	Benchmark Index	(annual rate)
Global Research Portfolio	MSCI World Indexsm(1)	0.60
Mid Cap Value Portfolio	Russell Midcap® Value Index(2)	0.64 (3)
Janus Portfolio	Core Growth Index(4)	0.64
Overseas Portfolio	MSCI All Country World ex-U.S. Indexsm(5)	0.64
Forty Portfolio	Russell 1000® Growth Index(6)	0.64

(1)	The MSCI World Indexsm is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.
(2)	The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.
(3)	Janus Capital pays Perkins, the Portfolio’s subadviser, a fee for its services provided pursuant to a Sub-Advisory Agreement between Janus Capital and Perkins, on behalf of the Portfolio. The subadvisory fee paid by Janus Capital to Perkins adjusts up or down based on the Portfolio’s performance relative to its benchmark index over the performance measurement period. Under the Sub-Advisory Agreement, Janus Capital pays Perkins a fee equal to 50% of the investment advisory fee paid by the Portfolio to Janus Capital (net of any performance fee adjustments and reimbursements of expenses incurred or fees waived by Janus Capital).
(4)	The Core Growth Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%).
(5)	The MSCI All Country World ex-U.S. Indexsm is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.
(6)	The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The following hypothetical examples illustrate the application of the Performance Adjustment for each Portfolio. The examples assume that the average daily net assets of the Portfolio remain constant during a 36-month performance measurement period. The Performance Adjustment would be a smaller percentage of current assets if the net assets of the Portfolio were increasing during the performance measurement period, and a greater percentage of current assets if the net assets of the Portfolio were decreasing during the performance measurement period. All numbers in the examples are rounded to the nearest hundredth percent. The net assets of each Portfolio as of the fiscal year ended December 31, 2012 are shown below:

Portfolio Name	Net Assets (000s)
Global Research Portfolio	$672,775
Mid Cap Value Portfolio	128,660
Janus Portfolio	552,498
Overseas Portfolio	1,509,445
Forty Portfolio	959,376

Examples: Global Research Portfolio
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Portfolio outperforms or underperforms its benchmark index by 6.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Portfolio’s Service Shares compared to the cumulative investment record of the MSCI World Indexsm.

Example 1: Portfolio Outperforms Its Benchmark Index By 6.00%

If the Portfolio has outperformed the MSCI World Indexsm by 6.00% during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.60%	1/12th of 0.15%	1/12th of 0.75%

Example 2: Portfolio Performance Tracks Its Benchmark Index

If the Portfolio performance has tracked the performance of the MSCI World Indexsm during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.60%	0.00	1/12th of 0.60%

Example 3: Portfolio Underperforms Its Benchmark Index By 6.00%

If the Portfolio has underperformed the MSCI World Indexsm by 6.00% during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.60%	1/12th of -0.15%	1/12th of 0.45%

Examples: Mid Cap Value Portfolio
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Portfolio outperforms or underperforms its benchmark index by 4.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Portfolio’s Service Shares compared to the cumulative investment record of the Russell Midcap® Value Index.

Example 1: Portfolio Outperforms Its Benchmark Index By 4.00%

If the Portfolio has outperformed the Russell Midcap® Value Index by 4.00% during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of 0.15%	1/12th of 0.79%

Example 2: Portfolio Performance Tracks Its Benchmark Index

If the Portfolio performance has tracked the performance of the Russell Midcap® Value Index during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	0.00	1/12th of 0.64%

Example 3: Portfolio Underperforms Its Benchmark Index By 4.00%

If the Portfolio has underperformed the Russell Midcap® Value Index by 4.00% during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of -0.15%	1/12th of 0.49%

Under the terms of the current Sub-Advisory Agreement between Janus Capital and Perkins, on behalf of Mid Cap Value Portfolio, Janus Capital pays Perkins a fee equal to 50% of the advisory fee paid by the Portfolio to Janus Capital (plus or minus half of any performance fee adjustment, and net of any reimbursement of expenses incurred or fees waived by Janus Capital). This means that the subadvisory fee rate for fees paid by Janus Capital to Perkins will adjust up or down in line with the advisory fee rate for fees paid by the Portfolio to Janus Capital based on Mid Cap Value Portfolio’s Service Shares’ performance compared to the investment record of the Russell Midcap® Value Index.

Examples: Janus Portfolio
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Portfolio outperforms or underperforms its benchmark index by 4.50% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Portfolio’s Service Shares compared to the cumulative investment record of the Core Growth Index, which is calculated using an equal weighting (50% / 50%) of the Russell 1000® Growth Index and the S&P 500® Index.

Example 1: Portfolio Outperforms Its Benchmark Index By 4.50%

If the Portfolio has outperformed the Core Growth Index by 4.50% during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of 0.15%	1/12th of 0.79%

Example 2: Portfolio Performance Tracks Its Benchmark Index

If the Portfolio performance has tracked the performance of the Core Growth Index during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	0.00	1/12th of 0.64%

Example 3: Portfolio Underperforms Its Benchmark Index By 4.50%

If the Portfolio has underperformed the Core Growth Index by 4.50% during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of -0.15%	1/12th of 0.49%

Examples: Overseas Portfolio
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Portfolio outperforms or underperforms its benchmark index by 7.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Portfolio’s Service Shares compared to the cumulative investment record of the MSCI All Country World ex-U.S. Indexsm.

Example 1: Portfolio Outperforms Its Benchmark Index By 7.00%

If the Portfolio has outperformed the MSCI All Country World ex-U.S. Indexsm by 7.00% during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of 0.15%	1/12th of 0.79%

Example 2: Portfolio Performance Tracks Its Benchmark Index

If the Portfolio performance has tracked the performance of the MSCI All Country World ex-U.S. Indexsm during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	0.00	1/12th of 0.64%

Example 3: Portfolio Underperforms Its Benchmark Index By 7.00%

If the Portfolio has underperformed the MSCI All Country World ex-U.S. Indexsm by 7.00% during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of -0.15%	1/12th of 0.49%

Examples: Forty Portfolio
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Portfolio outperforms or underperforms its benchmark index by 8.50% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Portfolio’s Service Shares compared to the cumulative investment record of the Russell 1000® Growth Index.

Example 1: Portfolio Outperforms Its Benchmark Index By 8.50%

If the Portfolio has outperformed the Russell 1000® Growth Index by 8.50% during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of 0.15%	1/12th of 0.79%

Example 2: Portfolio Performance Tracks Its Benchmark Index

If the Portfolio performance has tracked the performance of the Russell 1000® Growth Index during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	0.00	1/12th of 0.64%

Example 3: Portfolio Underperforms Its Benchmark Index By 8.50%

If the Portfolio has underperformed the Russell 1000® Growth Index by 8.50% during the preceding 36 months, the Portfolio would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of -0.15%	1/12th of 0.49%

EXPENSE LIMITATIONS

Janus Capital agreed by contract to waive the advisory fee payable by certain Portfolios in an amount equal to the amount, if any, that such Portfolio’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any performance adjustments to management fees, if applicable, distribution and shareholder servicing fees (12b-1), administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. For information about how these expense limits affect the total expenses of each class of the Portfolios, refer to the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of each Prospectus. Provided that Janus Capital remains investment adviser to the

Portfolios, Janus Capital has agreed to continue such waivers until at least May 1, 2014. Mortality risk, expense risk, and other charges imposed by participating insurance companies are also excluded from the expense limitations noted.

Expense Limit
Portfolio Name	Percentage (%)

Fixed Income
Flexible Bond Portfolio	0.55
Mathematical
INTECH U.S. Low Volatility Portfolio(1)	0.75
Specialty Equity
Global Technology Portfolio	0.97
Value
Mid Cap Value Portfolio(2)	0.86

(1)	Janus Capital will be entitled to recoup such reimbursement or fee reduction from the Portfolio for a three-year period commencing with the operations (September 6, 2012) of the Portfolio, provided that at no time during such period shall the normal operating expenses allocated to the Portfolio, with the exceptions previously noted, exceed the percentage stated.

(2)	The Portfolio has a performance-based investment advisory fee with a rate that adjusts up or down based upon the Portfolio’s performance relative to its benchmark index over the performance measurement period. Additional details are included in the “Performance-Based Investment Advisory Fee” section of this SAI. Because a fee waiver will have a positive effect upon the Portfolio’s performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. Unless terminated, revised, or extended, the Portfolio’s expense limit will be in effect until at least May 1, 2014.

The following table summarizes the investment advisory fees paid by each Portfolio and any advisory fee waivers pursuant to the investment advisory fee agreement in effect during the last three fiscal years ended December 31.

	2012				2011			2010
	Advisory				Advisory			Advisory
Portfolio Name	Fees	Waivers(−)			Fees	Waivers(−)		Fees	Waivers(−)
Fixed Income
Flexible Bond Portfolio	$2,492,552	−$	75,067		$2,348,908	−$	65,535	$2,258,732	−$	7,021
Global & International
Global Research Portfolio	$3,216,113		N/A		$4,955,183		N/A	$4,606,012		N/A
Overseas Portfolio	$6,810,473		N/A		$12,816,792		N/A	$15,254,347		N/A
Growth & Core
Balanced Portfolio	$5,734,330		N/A		$9,224,231		N/A	$9,220,012		N/A
Enterprise Portfolio	$3,521,172		N/A		$3,779,763		N/A	$3,710,809		N/A
Forty Portfolio	$4,769,639		N/A		$6,365,144		N/A	$7,174,758		N/A
Janus Portfolio	$2,686,673		N/A		$3,427,941		N/A	$8,785,867		N/A
Mathematical
INTECH U.S. Low Volatility Portfolio	$11,622 (1)	−$	11,622	(1)(2)	N/A		N/A	N/A		N/A
Specialty Equity
Global Technology Portfolio	$736,564		$0		$838,560		$0	$803,065		$0
Value
Mid Cap Value Portfolio	$629,516		$0		$848,724		$0	$846,212		$0

(1)	September 6, 2012 (effective date) to December 31, 2012.

(2)	The fee waiver by Janus Capital exceeded the advisory fee.

SUBADVISERS

Janus Capital has entered into Sub-Advisory Agreements on behalf of INTECH U.S. Low Volatility Portfolio and Mid Cap Value Portfolio.

INTECH INVESTMENT MANAGEMENT LLC

Janus Capital has entered into a Sub-Advisory Agreement with INTECH Investment Management LLC, CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401, on behalf of INTECH U.S. Low Volatility Portfolio.

INTECH and its predecessors have been in the investment advisory business since 1987. INTECH also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, offshore investment funds, and other institutional accounts. Janus Capital owns approximately 96% of INTECH.

Under the Sub-Advisory Agreement between Janus Capital and INTECH, INTECH is responsible for the day-to-day investment operations of the Portfolio. Investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust’s registration statement. INTECH is also obligated to: (i) place all orders for the purchase and sale of investments for the Portfolio with brokers or dealers selected by INTECH; (ii) perform certain limited related administrative functions; (iii) provide the Trustees with oral or written reports regarding the investment portfolio of the Portfolio; and (iv) maintain all books and records required under federal securities law relating to day-to-day portfolio management of the Portfolio. The Sub-Advisory Agreement provides that INTECH shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Portfolio, except for willful malfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Sub-Advisory Agreement and except to the extent otherwise provided by law.

Under the Sub-Advisory Agreement, Janus Capital pays INTECH a fee equal to 50% of the advisory fee payable by INTECH U.S. Low Volatility Portfolio to Janus Capital (calculated after any fee waivers and expense reimbursements).

The Sub-Advisory Agreement with INTECH will continue in effect for an initial term through February 2014, and then from year to year thereafter if such continuation is specifically approved at least annually by the vote of a majority of the Independent Trustees, and by either the Portfolio’s Trustees or the affirmative vote of a majority of the outstanding voting securities of the Portfolio. The Sub-Advisory Agreement is subject to termination at any time, without penalty, by the Trustees or the vote of at least a majority of the Portfolio’s outstanding voting securities on 60 days’ advance written notice. The Sub-Advisory Agreement may be terminated by Janus Capital or INTECH at any time, without penalty, by giving 60 days’ advance written notice to the other party, or by Janus Capital or the Trust without advance notice if INTECH is unable to discharge its duties and obligations. The Portfolio’s Sub-Advisory Agreement terminates automatically in the event of the assignment or termination of the Portfolio’s Investment Advisory Agreement. The Portfolio’s Sub-Advisory Agreement generally may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees, and, to the extent required by the 1940 Act, the affirmative vote of a majority of the outstanding voting securities of the Portfolio.

PERKINS INVESTMENT MANAGEMENT LLC

Janus Capital has entered into a Sub-Advisory Agreement with Perkins Investment Management LLC, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606, on behalf of Mid Cap Value Portfolio.

Perkins and its predecessors have been in the investment advisory business since 1984. Perkins also serves as investment adviser or subadviser to separately managed accounts and other registered investment companies. Janus Capital owns approximately 78% of Perkins. Perkins has the option to require Janus Capital to purchase all or part of its remaining ownership interests following certain anniversary dates. On February 1, 2013, Perkins exercised its rights to put 98% of its interests to Janus Capital. The transaction is expected to close in August 2013.

Under the Sub-Advisory Agreement between Janus Capital and Perkins, Perkins is responsible for the day-to-day investment operations of Mid Cap Value Portfolio. Investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust’s registration statement. Perkins: (i) manages the investment operations of the Portfolio; (ii) keeps Janus Capital fully informed as to the valuation of assets of the Portfolio, its condition, investment decisions and considerations; (iii) maintains all books and records required under federal securities law relating to day-to-day portfolio management of the Portfolio; (iv) performs certain limited related administrative functions; and (v) provides the Trustees and Janus Capital with economic, operational, and investment data and reports. The Sub-Advisory Agreement provides that Perkins shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Portfolio, except for willful malfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Sub-Advisory Agreement and except to the extent otherwise provided by law.

Under the Amended Sub-Advisory Agreement, Janus Capital pays Perkins a fee equal to 50% of the advisory fee payable by Mid Cap Value Portfolio to Janus Capital (calculated after any applicable performance fee adjustment, fee waivers, and expense reimbursements).

The Sub-Advisory Agreement with Perkins will continue in effect from year to year if such continuation is specifically approved at least annually by the vote of a majority of the independent Trustees, and by either the Portfolio’s Trustees or the affirmative vote of a majority of the outstanding voting securities of the Portfolio. The Sub-Advisory Agreement is subject to termination at any time, without penalty, by the Trustees, the vote of at least a majority of outstanding voting securities of the Portfolio, or Janus Capital upon 60 days’ advance written notice, or by Perkins by giving 90 days’ advance written notice to the other party (Perkins shall allow up to an additional 90 days at the request of Janus Capital or the Trust in order to find a replacement for Perkins) or by Janus Capital or the Trust without advance notice if Perkins is unable to discharge its duties and obligations. The Portfolio’s Sub-Advisory Agreement terminates automatically in the event of the assignment or termination of the Portfolio’s Investment Advisory Agreement. The Portfolio’s Sub-Advisory Agreement generally may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees, and, to the extent required by the 1940 Act, the affirmative vote of a majority of the outstanding voting securities of the Portfolio.

PERFORMANCE-BASED SUBADVISORY FEE

Applies to Mid Cap Value Portfolio
As a result of shareholder approval of Mid Cap Value Portfolio’s amended investment advisory agreement between Janus Capital and the Trust, on behalf of the Portfolio, effective February 1, 2006, the subadvisory fee paid to Perkins changed from a fixed-rate fee to a fee that adjusts up or down based upon the performance of the Portfolio’s Service Shares relative to the Russell Midcap® Value Index, the Portfolio’s benchmark index. Any applicable performance adjustment commenced February 2007. Until that time, only the previous fixed rate applied. In accordance with the Sub-Advisory Agreement, Perkins receives a fee from Janus Capital equal to 50% of the advisory fee payable to Janus Capital from the Portfolio (net of any applicable performance fee adjustments, reimbursement of expenses incurred, or fees waived by Janus Capital).

SUBADVISORY FEES

Under each Sub-Advisory Agreement, each respective subadviser was compensated according to the following schedule for the fiscal year ended December 31, 2012:

		Subadvisory
Portfolio Name	Subadviser	Fee Rate (%)
INTECH U.S. Low Volatility Portfolio	INTECH	0.25	(1)
Mid Cap Value Portfolio	Perkins	0.32	(1)(2)

(1)	Prior to any fee reimbursement, if applicable.
(2)	Prior to any performance adjustment, if applicable.

INTECH U.S. Low Volatility Portfolio pays no fees directly to INTECH and Mid Cap Value Portfolio pays no fees directly to Perkins. Janus Capital pays these subadvisory fees out of each Portfolio’s respective advisory fees.

The following table summarizes the subadvisory fees paid by Janus Capital pursuant to the subadvisory fee agreements in effect during the fiscal years or period noted.

	December 31, 2012		December 31, 2011	December 31, 2010
Portfolio Name	Subadvisory Fees		Subadvisory Fees	Subadvisory Fees
Mathematical

INTECH U.S. Low Volatility Portfolio	$—	(1)(2)	N/A	N/A

Value

Mid Cap Value Portfolio	$314,006		$411,671	$422,754

(1)	September 6, 2012 (effective date) to December 31, 2012.

(2)	The fee waiver exceeded the subadvisory fee.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

In addition to payments made under 12b-1 plans, Janus Capital and its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers or their affiliates, or other financial intermediaries that distribute, market or promote the Portfolios, or perform related services for contract owners or plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

In addition, Janus Capital, Janus Distributors LLC (“Janus Distributors”), or their affiliates may pay, from their own assets, to selected insurance companies, qualified plan service providers or their affiliates, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Portfolios. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) fees or reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price a contract owner or plan participant pays for Shares nor the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Portfolios and, if applicable, when considering which share class of a Portfolio is most appropriate for you. Please contact your insurance company or plan sponsor for details on such arrangements.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL AND THE SUBADVISERS

Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts, as well as other pooled investment vehicles, such as hedge funds. Janus Capital has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. As such, investment decisions for each account managed by Janus Capital, including the Portfolios, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts’ ability to participate in volume transactions may produce better executions and prices for the accounts.

With respect to allocations of initial public offerings of equity securities or syndicate offerings of bonds (each a “Primary Offering”), under Primary Offering allocation procedures adopted by Janus Capital and Perkins, an account may participate in a Primary Offering if the portfolio managers and/or investment personnel believe the Primary Offering is an appropriate investment based on the account’s investment restrictions, risk profile, asset composition, and/or cash levels. For equity securities, these Primary Offering allocation procedures generally require that all shares purchased in a Primary Offering be allocated on a pro rata basis to all participating accounts based upon the total assets of each account. For syndicated bond offerings, the Primary Offering procedures generally require that all bonds purchased be allocated on a pro rata basis to all participating accounts within the same investment strategy (as opposed to pro rata across all participating accounts). To the extent a portfolio, such as a new portfolio, has only affiliated shareholders, such as a portfolio manager or an adviser, and the portfolio participates in a Primary Offering, those shareholders may be perceived as receiving a benefit and, as a result, may have a conflict with management of the portfolio.

Janus Capital is permitted to adjust its allocation procedures to address fractional shares, odd lots, or minimum issue sizes and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers’ and/or investment personnel’s request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives. Participation in Primary Offerings may impact performance. In particular, the allocation of securities may have the unintended consequence of having a greater impact (positive or negative) on the performance of one or more accounts compared to other accounts.

In connection with investment in Peoples Republic of China (“PRC”) local market securities, Janus Capital has developed Qualified Foreign Institutional Investor (“QFII”) allocation procedures to address potential conflicts of interest and to equitably and effectively administer QFII operations and the allocation of available investment quota. Janus Capital seeks to allocate quota and administer its QFII role in the best interests of various participating accounts. The procedures also seek to address and mitigate instances where conflicts of interest could exist with regard to the repatriation of assets. Janus Capital will seek to make quota allocation decisions and administer its QFII role without regard to any potential loss of quota which may occur if participating accounts determine to repatriate assets and there is not sufficient interest across other accounts to utilize the available quota. The procedures address additional considerations related to a given account’s objectives, policies and strategies. Janus Capital will consider, among other things, the appropriateness of investment in PRC local market securities in light of the objective, investment time horizon and risk management objectives of the account, whether the account’s liquidity position after a desired quota allocation would continue to maintain a level deemed to be adequate, and whether the desired quota allocation is deemed to be de minimis and the resulting burdens on administration and custody costs to the account outweigh perceived benefit of an investment.

Janus Capital manages long and short portfolios. The simultaneous management of long and short portfolios creates potential conflicts of interest in fund management and creates potential risks such as the risk that short sale activity could adversely affect the market value of long positions in one or more Janus funds (and vice versa), the risk arising from the sequential orders in long and short positions, and the risks associated with the trade desk receiving opposing orders in the same security at the same time.

Janus Capital has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts and risks. Among other things, Janus Capital has trade allocation procedures in place as previously described. In addition, procedures prohibit a portfolio manager and/or investment personnel from executing a short sale on a security held long in any other portfolio that they manage but that is not held long in the account the portfolio manager and/or investment personnel is placing the short in. Note this does not prohibit shorting against the box. The procedures also require approvals of Janus Capital senior management in other situations that raise potential conflicts of interest, as well as periodic monitoring of long and short trading activity of the Janus funds and accounts.

INTECH has adopted its own allocation procedures, which apply to INTECH U.S. Low Volatility Portfolio. INTECH, the subadviser for INTECH U.S. Low Volatility Portfolio, generates daily trades for all of its clients, including INTECH U.S. Low Volatility Portfolio, using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

Perkins, the subadviser for Mid Cap Value Portfolio, may buy and sell securities or engage in other investments on behalf of multiple clients, including Mid Cap Value Portfolio. Perkins seeks to allocate trades among its clients on an equitable basis, taking into consideration such factors as the size of the client’s portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability.

The Portfolios and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Pursuant to the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. All Janus funds are eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. In addition, Janus Capital receives an investment advisory fee for managing the cash management vehicle used for its securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

Each account managed by Janus Capital or the subadvisers has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

The officers and Trustees of the Janus funds may also serve as officers and Trustees of the Janus “funds of funds,” which are funds that primarily invest in other Janus mutual funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus funds of funds and the other Janus mutual funds. The Trustees intend to address any such conflicts as deemed appropriate.

Janus Ethics Rules
Janus Capital, INTECH, Perkins, and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Policy, Gift and Entertainment Policy, and Outside Business Activity Policy. The Ethics Rules are designed to ensure Janus Capital, INTECH, Perkins, and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Portfolio shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Portfolio shareholders; (v) conduct all personal trading, including transactions in the Portfolios and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) refrain from using any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

Under the Personal Trading Policy, all Janus Capital, INTECH, Perkins, and Janus Distributors personnel, as well as the Trustees and Officers of the Portfolios, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Portfolios. In addition, Janus Capital, INTECH, Perkins, and Janus Distributors personnel are not permitted to transact in securities held by the Portfolios for their personal accounts except under circumstances specified in the Personal Trading Policy. All personnel of Janus Capital, INTECH, Perkins, Janus Distributors, and the Portfolios, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Personal Trading Policy.

In addition to the pre-clearance requirement described above, the Personal Trading Policy subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Personal Trading Policy and under certain circumstances Janus Capital, INTECH, Perkins, and Janus Distributors personnel may be required to forfeit profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

Each Portfolio’s Trustees have delegated to Janus Capital or the Portfolio’s subadviser, as applicable, the authority to vote all proxies relating to such Portfolio’s portfolio securities in accordance with Janus Capital’s or the applicable subadviser’s own policies and procedures. Summaries of Janus Capital’s and the applicable subadviser’s policies and procedures are available without charge: (i) upon request, by calling 1-800-525-0020; (ii) on the Portfolios’ website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

A complete copy of Janus Capital’s proxy voting policies and procedures, including specific guidelines, is available at janus.com/proxyvoting.

Each Portfolio’s proxy voting record for the one-year period ending each June 30th is available, free of charge, through janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

JANUS CAPITAL MANAGEMENT LLC
PROXY VOTING SUMMARY FOR MUTUAL FUNDS

Janus Capital seeks to vote proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service (“Proxy Voting Service”), subject to specific provisions in a client’s account documentation related to exception voting.

Proxy Voting Procedures
Janus Capital has developed proxy voting guidelines (the “Janus Guidelines”) that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the “Proxy Voting Committee”) in consultation with Janus Capital’s portfolio managers and/or investment personnel. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders’ interests. The Proxy Voting Committee also reviews policy rationale provided by the Proxy Voting Service related to voting recommendations for the upcoming proxy season. Once the Proxy Voting Committee establishes its recommendations and revises the Janus Guidelines, they are distributed to Janus Capital’s portfolio managers and/or investment personnel for review and implementation. Mutual fund proxies are generally voted in accordance with the Janus Guidelines. However, upon request, certain non-mutual fund client proxies are voted in accordance with the Proxy Voting Service’s Taft-Hartley guidelines (the “Taft-Hartley Guidelines”), which were developed in conjunction with the AFL-CIO and have a worker-owner view of long-term corporate value.

While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital’s portfolio managers and/or investment personnel, it does not have proxy voting authority for any proprietary or nonproprietary mutual fund. In addition, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service provides research and recommendations on proxy issues. Janus Capital’s portfolio managers and/or investment personnel are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers and/or investment personnel do not have the right to vote on securities while they are being lent; however, the portfolio managers and/or investment personnel may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager and/or the investment personnel has discretion to vote differently than the Janus Guidelines.

The Proxy Voting Committee’s oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, the potential for conflicts of interest exists to the extent the portfolio managers and/or investment personnel have discretion to vote differently than the Janus Guidelines. On a quarterly basis, the Proxy Voting Committee reviews records of any votes that were cast differently than the Janus Guidelines and the related rationales for such votes. Additionally, and in instances where a portfolio manager and/or the investment personnel proposes to vote a proxy inconsistent with the Janus Guidelines and a potential conflict is identified, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager’s and/or the investment personnel’s voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager’s and/or the investment personnel’s rationale is reasonable, the Proxy Voting Committee will refer the matter to the appropriate Chief Investment Officer(s) (or Director of Research in his/her absence) to determine how to vote.

Proxy Voting Policies
As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

Board of Directors Issues
Janus Capital: (i) will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors; (ii) will generally vote in favor of proposals to increase the minimum number of independent directors; and (iii) will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Auditor Issues
Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

Executive Compensation Issues
Janus Capital reviews executive compensation-related proposals on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap as identified by the Proxy Voting Service, the proposed equity-based compensation plan will generally be opposed. In addition, proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period) will generally be opposed.

General Corporate Issues
Janus Capital: (i) will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers); (ii) will generally oppose proposals for different classes of stock with different voting rights; and (iii) will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are designed primarily as a short-term means to protect a tax benefit. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals
If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

INTECH INVESTMENT MANAGEMENT LLC
PROXY VOTING PROCEDURES

The following are the procedures for INTECH with respect to the voting of proxies on behalf of all clients for which INTECH has been delegated the responsibility for voting proxies and the keeping of records relating to proxy voting.

General Policy. INTECH’s investment process involves buy and sell decisions that are determined solely by a mathematical formula that selects target holdings and weightings without any consideration of the fundamentals of individual companies or other company-specific factors. As such, extensive corporate-research analysis is not performed. Accordingly, INTECH has engaged Institutional Shareholder Services Inc. (“ISS”) to vote all proxies on behalf of client accounts in accordance, at the client’s discretion, with ISS’ Benchmark Proxy Voting Guidelines, Taft-Hartley Proxy Voting Guidelines, Public Fund Proxy Voting Guidelines, Social Proxy Voting Guidelines, or Catholic Proxy Voting Guidelines (collectively referred to as “ISS Recommendations”). The ISS Recommendations are designed with the intent of maximizing the long-term economic benefits to shareholders.

INTECH will vote all proxies on behalf of clients’ accounts in accordance with the ISS Recommendations that best represent the client type. Specifically, unless otherwise directed by a client, INTECH will vote:

•	Corporate, Mutual Fund/Sub-Advised, and Commingled Pool clients in accordance with ISS’ Benchmark (“Benchmark”) Proxy Voting Guidelines, which were developed by ISS to increase total shareholder value and risk mitigation and are generally management oriented.

•	Union and Union Taft-Hartley clients in accordance with ISS’ Taft-Hartley (“Taft-Hartley”) Proxy Voting Guidelines (formerly known as the ISS Proxy Voting Service or PVS Guidelines), which were developed by ISS, in conjunction with the AFL-CIO, with a worker-owner view of long-term corporate value.

•	Public Fund clients in accordance with ISS’ Public Fund (“Public”) Proxy Voting Guidelines, which were developed by ISS to help ensure that public funds fulfill all statutory and common law obligations governing proxy voting with the intent of maximizing long-term economic benefits of its plan participants and beneficiaries.

•	Not-For-Profit (including Endowments and Foundations) clients in accordance with ISS’ Social (“Social”) Proxy Voting Guidelines, which were developed by ISS to recognize that socially responsible institutional shareholders are concerned with economic returns to shareholders and sound corporate governance, along with the ethical behavior of corporations and the social and environmental impact of their actions. ISS’ Catholic Proxy Voting Guidelines (“Catholic”) are also available to clients.

Concurrent with the adoption of these procedures, INTECH will not accept direction in the voting of proxies for which it has voting responsibility from any person or organization other than the ISS Recommendations. Additional information about ISS and the ISS Recommendations is available at http://www.issgovernance.com/policy.

INTECH will only accept direction from a client to vote proxies for the client’s account pursuant to ISS’ Benchmark, Taft-Hartley, Public, Social, or Catholic Proxy Voting Guidelines. Of course, clients are always welcome to retain proxy-voting authority or to revoke previously granted proxy-voting authority.

INTECH takes its responsibility to exercise clients’ votes seriously and will use best commercial efforts to exercise this right in all cases. However, in some circumstances it may be impractical or sometimes impossible for INTECH to vote. For example, with respect to clients that have elected to participate in securities lending it is impractical for INTECH to call back securities to vote proxies. In addition, in international markets where share blocking1 applies, INTECH will not vote due to liquidity constraints.

Delegation of Proxy Voting Administration. INTECH has engaged the services of the Janus Securities Operations Group to oversee ISS in the administration for its proxy voting.

Janus Securities Operations Group. The Janus Securities Operations Group works with ISS and is responsible to INTECH for ensuring that all proxies are voted consistent with ISS’ Benchmark, Taft-Hartley, Public, Social, or Catholic Proxy Voting Guidelines.

Voting and Use of Proxy Voting Service. Pursuant to its relationship with Janus Capital, INTECH has engaged ISS, an independent Proxy Voting Service, to assist in the voting of proxies. ISS is responsible for coordinating with the clients’ custodians to ensure that all proxy materials received by the custodians relating to the clients’ portfolio securities are processed in a timely fashion. ISS is responsible for working with the Janus Securities Operations Group to coordinate the actual votes cast. In addition, ISS is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to INTECH or Janus Capital, or our clients, upon request. Janus Capital has instructed ISS to vote all Janus mutual fund proxies, for which INTECH has voting authority, in accordance with ISS’ Benchmark Proxy Voting Guidelines.

Conflicts of Interest. INTECH has adopted the following procedures and controls to avoid conflicts of interest that may arise in connection with proxy voting:

•	ISS shall vote all proxies on INTECH’s behalf in accordance with ISS’ Benchmark, Taft-Hartley, Public, Social, or Catholic Proxy Voting Guidelines. In its capacity as administrator, Janus Capital shall conduct periodic reviews of proxy voting records on a sample basis to ensure that all votes are actually cast in accordance with this policy.

1 Share blocking is a mechanism used by certain foreign jurisdictions whereby shares to be voted are frozen and may not be traded for a specified period of time prior to a shareholder meeting. Share blocking is intended to facilitate the voting process; however, it also imposes constraints as a pending trade may fail if it settles during the blocked period.

•	The Janus Securities Operations Group is not authorized to override any recommendation except upon the receipt of express written authorization from INTECH’s Chief Compliance Officer. The Janus Securities Operations Group shall maintain records of all overrides, including all required authorizations.

•	Without limiting the foregoing, the Janus Securities Operations Group shall not give any consideration to the manner in which votes are being cast on behalf of Janus Capital or its affiliates with respect to a particular matter.

•	Any attempts to influence the proxy voting process shall be reported immediately to the INTECH Chief Compliance Officer.

•	All client accounts are prohibited from investing in securities of Janus Capital or securities of its publicly traded affiliates. INTECH maintains a restricted list of securities that may not be purchased on behalf of individual accounts which includes, among other things, affiliates of such accounts. The trading system is designed to prohibit transactions in all securities on the restricted list.

•	At least annually, INTECH reviews ISS’ Policies, Procedures, and Practices Regarding Potential Conflicts of Interest (“ISS’ Conflict Policy”), which addresses conflicts of interest that could arise in connection with advisory services provided by ISS or its affiliates, to ensure ISS’ Conflict Policy is reasonably designed to minimize any such potential conflicts of interest.

In light of the foregoing policies, it is not expected that any conflicts will arise in the proxy-voting process. In the unusual circumstance that ISS seeks direction on any matter or INTECH is otherwise in a position of evaluating a proposal on a case-by-case basis, the matter shall be referred to the INTECH Chief Compliance Officer to determine whether a material conflict exists. The matter will be reviewed by INTECH’s General Counsel, Chief Financial Officer, and Chief Compliance Officer (“Proxy Review Group”). To the extent that a conflict of interest is identified, INTECH will vote the proxy according to the ISS recommendation unless otherwise determined by the Proxy Review Group.

Reporting and Record Retention. On a quarterly basis, INTECH will provide its clients with the proxy voting record for that client’s account. Janus Capital, on INTECH’s behalf, retains proxy statements received regarding client securities, records of votes cast on behalf of clients and records of client requests for proxy voting information. In addition, INTECH will retain copies of its Proxy Voting Procedures and ISS’ Benchmark, Taft-Hartley, Public, Social, and Catholic Proxy Voting Guidelines. Proxy statements received from issuers are either available on the SEC’s EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation are retained for a minimum of 6 years.

Review of Policy. INTECH shall periodically review this policy and the services provided by ISS to determine whether the continued use of ISS and the ISS Recommendations is in the best interest of clients.

PERKINS INVESTMENT MANAGEMENT LLC
PROXY VOTING SUMMARY FOR MUTUAL FUNDS

Perkins seeks to vote proxies in the best interest of its shareholders and without regard to any other Perkins relationship (business or otherwise). Perkins will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by the Proxy Voting Service, subject to specific provisions in a client’s account documentation related to exception voting.

Proxy Voting Procedures
Perkins has developed proxy voting guidelines (the “Perkins Guidelines”) that outline how Perkins generally votes proxies on securities held by the portfolios Perkins manages. The Perkins Guidelines, which include recommendations on most major corporate issues, have been developed by the Perkins Proxy Voting Committee. Perkins portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Perkins Guidelines; however, a portfolio manager has discretion to vote differently than the Perkins Guidelines. Perkins has delegated the administration of its proxy voting to Janus Capital. Janus Capital, on Perkins’ behalf, has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues. Mutual fund proxies are generally voted in accordance with the Perkins Guidelines. However, upon request, certain non-mutual fund client proxies are voted in accordance with the Proxy Voting Service’s Taft-Hartley guidelines (the “Taft-Hartley Guidelines”), which were developed in conjunction with the AFL-CIO and have a worker-owner view of long-term corporate value.

The role of the Perkins Proxy Voting Committee is to develop the Perkins Guidelines. The Perkins Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The

Perkins Proxy Voting Committee’s oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Perkins believes that application of the Perkins Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Perkins Guidelines are predetermined. However, the potential for conflicts of interest exists to the extent the portfolio managers have discretion to vote differently than the Perkins Guidelines. For proxy votes that are inconsistent with the Perkins Guidelines and a potential conflict is identified, the Perkins Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable. If the Perkins Proxy Voting Committee does not agree that the portfolio manager’s rationale is reasonable, the Perkins Proxy Voting Committee will refer the matter to the appropriate Chief Investment Officer(s) (or the Director of Research in his/her absence) to determine how to vote.

Proxy Voting Policies
As discussed above, the Perkins Proxy Voting Committee has developed the Perkins Guidelines for use in voting proxies. Below is a summary of some of the Perkins Guidelines.

Board of Directors Issues
Perkins: (i) will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors; (ii) will generally vote in favor of proposals to increase the minimum number of independent directors; and (iii) will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Auditor Issues
Perkins will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

Executive Compensation Issues
Perkins reviews executive compensation-related proposals on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap, as identified by the Proxy Voting Service, the proposed equity-based compensation plan will generally be opposed. In addition, proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period) will generally be opposed.

General Corporate Issues
Perkins: (i) will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers); (ii) will generally oppose proposals for different classes of stock with different voting rights; and (iii) will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are designed primarily as a short-term means to protect a tax benefit. Perkins will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals
If a shareholder proposal is specifically addressed by the Perkins Guidelines, Perkins will generally vote pursuant to that Perkins Guideline. Perkins will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Perkins will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Perkins Guidelines.

Custodian, transfer agent, and certain affiliations

State Street Bank and Trust Company (“State Street”), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolios and an affiliated cash management pooled investment vehicle. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Portfolios’ securities and cash held outside the United States. The Portfolios’ Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Portfolios’ assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Portfolio.

Janus Services LLC (“Janus Services”), 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the Portfolios’ transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative, recordkeeping, and shareholder relations services for the Portfolios. Janus Services is not compensated for its services related to the Shares, except for out-of-pocket costs.

Effective May 1, 2012, Service Shares of Mid Cap Value Portfolio no longer pay Janus Services an administrative services fee. Prior to May 1, 2012, the Portfolio paid Janus Services an administrative services fee at an annual rate of up to 0.10% of the average daily net assets of the Service Shares of the Portfolio for providing, or arranging for the provision of, recordkeeping, subaccounting, and other administrative services to retirement or pension plan participants, variable contract owners, or other underlying investors investing through institutional channels.

The following table summarizes the administrative services fees previously paid by Service Shares of Mid Cap Value Portfolio for the fiscal years noted.

	Administrative	Administrative	Administrative
	Services Fees	Services Fees	Services Fees
Portfolio Name	December 31, 2012(1)	December 31, 2011	December 31, 2010
Value

Mid Cap Value Portfolio	$28,056	$83,878	$76,667

(1)	For the fiscal period January 1, 2012 to April 30, 2012.

Through Janus Services, the Portfolios pay DST Systems, Inc. (“DST”) fees for the use of DST’s shareholder accounting system, as well as for closed accounts.

Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the distributor of the Portfolios. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. The cash-compensation amount or rate at which Janus Distributors’ registered representatives are paid for sales of products may differ based on a type of fund or a specific trust or the distribution channel or platform. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation amount or rate. You should consider these arrangements when evaluating any recommendations of your registered representative.

Portfolio transactions and brokerage

Janus Capital places all portfolio transactions of the Portfolios, with the exception of INTECH U.S. Low Volatility Portfolio. With respect to INTECH U.S. Low Volatility Portfolio, INTECH places portfolio transactions using its proprietary trade system software. With respect to Mid Cap Value Portfolio, Janus Capital places all portfolio transactions solely upon Perkins’ direction.

Janus Capital and Perkins have a policy of seeking to obtain the “best execution” of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital and Perkins may occasionally pay higher commissions for research services as described below. The Portfolios may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers’ commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. In seeking best execution on trades for Mid Cap Value Portfolio, subadvised by Perkins, Janus Capital acts on behalf of and in consultation with Perkins. Those factors include, but are not limited to: Janus Capital’s and Perkins’ knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Portfolio or to a third party service provider to the Portfolio to pay Portfolio expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital (or Janus Capital acting on behalf of and in consultation with Perkins) determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital or Perkins, as applicable. To constitute eligible “research services,” such services must qualify as “advice,” “analyses,” or “reports.” To determine that a service constitutes research services, Janus Capital or Perkins, as applicable, must conclude that it reflects the “expression of reasoning or knowledge” relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible “brokerage services,” such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital’s and Perkins’ own research efforts. Because Janus Capital and Perkins receive a benefit from research they receive from broker-dealers, Janus Capital and Perkins may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital and Perkins do not consider a broker-dealer’s sale of Portfolio shares when choosing a broker-dealer to effect transactions.

“Cross trades,” in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Portfolios’ Trustees have adopted compliance procedures that provide that any transactions between a Portfolio and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a Portfolio involved in a cross trade.

For the fiscal year ended December 31, 2012, the total brokerage commissions paid by the Portfolios to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Portfolios are summarized below.

Portfolio Name	Commissions	Transactions
Global & International

Global Research Portfolio	$508,989	$382,353,822

Overseas Portfolio	$867,506	$447,991,717

Growth & Core

Balanced Portfolio	$161,670	$217,321,422

Enterprise Portfolio	$67,756	$94,303,796

Forty Portfolio	$113,866	$113,002,388

Janus Portfolio	$180,862	$240,828,617

Specialty Equity

Global Technology Portfolio	$82,778	$65,311,231

Value

Mid Cap Value Portfolio	$81,966	$57,895,175

Note:	Portfolios that are not included in the table did not pay any commissions related to research for the stated period.

Janus Capital and Perkins do not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital and Perkins do, however, have internal procedures for allocating transactions in a manner consistent with their execution policies to brokers that they have identified as providing research, research-related products or services, or execution-related services of a particular benefit to their clients. Janus Capital and Perkins have entered into client commission agreements (“CCAs”) with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third parties or other broker-dealers that provide Janus Capital and Perkins with research or brokerage services, as permitted under Section 28(e) of the Securities and Exchange Act of 1934. CCAs allow Janus Capital and Perkins to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Janus Capital and Perkins are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital or Perkins, and such research may not necessarily be used by Janus Capital or Perkins in connection with the same accounts that paid commissions to the broker providing such brokerage and research products and services. Such products and services may not always be used in connection with management of the Portfolios. Similarly, research and brokerage services paid for with commissions generated by equity trades may be used for fixed-income clients that normally do not pay brokerage commissions or other clients whose commissions are generally not used to obtain such research and brokerage services. Perkins may make its own separate arrangements with and maintain internal allocation procedures for allocating transactions to brokers who provide research products and services to encourage them to provide services expected to be useful to Perkins’ clients, including Mid Cap Value Portfolio.

Janus Capital and Perkins may also use step-out transactions in order to receive research products and related services. In a step-out transaction, Janus Capital or Perkins directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but “step-out” all or a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. The second broker-dealer may clear and settle and receive commissions for the stepped-in portion. In a new issue designation, Janus Capital or Perkins directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital or Perkins directs that broker-dealer to designate a portion of the broker-dealer’s commission on the new issue purchase to a second broker-dealer(s) that provides such products and/or services. Given Janus Capital’s and Perkins’ receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital and Perkins have an incentive to continue to engage in such transactions; however, Janus Capital and Perkins only intend to utilize step-out transactions and new issue designations when they believe that doing so would not hinder best execution efforts.

INTECH has a policy of seeking to obtain best execution (obtaining the most favorable price and efficient execution). INTECH seeks to effect each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. INTECH may, however, pay a higher commission than would otherwise be necessary for a particular transaction when, in INTECH’s opinion, to do so will further the goal of obtaining the best available execution. Commissions are negotiated with the broker on the basis of the quality and quantity of execution services that the broker provides, in light of generally prevailing commission rates with respect to any securities transactions involving a commission payment. Periodically, reviews are conducted of the allocation among brokers of orders for equity securities and the commissions that were paid.

INTECH does not consider research services in selecting brokers. For the Portfolio, regular daily trades are generated by INTECH using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. Trades are submitted to designated brokers at one time during the day, to the extent possible, pre-allocated to individual clients. In the event that an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

When the Portfolios purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital or the subadviser, better prices and executions will be achieved through the use of a broker.

The following table lists the total amount of brokerage commissions paid by each Portfolio for the fiscal years ending December 31.

Portfolio Name	2012		2011	2010
Fixed Income

Flexible Bond Portfolio	$—		$—	$1,156

Global & International

Global Research Portfolio	$934,413		$758,495	$566,414

Overseas Portfolio	$1,485,366		$1,176,475	$899,250

Growth & Core

Balanced Portfolio	$294,457		$1,090,528	$646,463

Enterprise Portfolio	$133,371		$159,232	$362,979

Forty Portfolio	$189,937		$710,587	$603,910

Janus Portfolio	$314,159		$800,874	$1,635,812

Mathematical

INTECH U.S. Low Volatility Portfolio	$12,083	(1)	N/A	N/A

Specialty Equity

Global Technology Portfolio	$168,183		$197,069	$280,716

Value

Mid Cap Value Portfolio	$137,602		$118,116	$128,268

(1)	September 6, 2012 (effective date) to December 31, 2012.

Brokerage commissions paid by a Portfolio may vary significantly from year to year because of portfolio turnover rates, contract owner and plan participant purchase/redemption activity, varying market conditions, changes to investment strategies or processes, and other factors.

As of December 31, 2012, certain Portfolios owned securities of their regular broker-dealers (or parents) as shown below:

Portfolio Name	Name of Broker-Dealer	Value of Securities Owned
Fixed Income

Flexible Bond Portfolio	Bank of America Corp.	$4,982,749
	Bank of America Corp.	1,796,137
	Bank of America Corp.	1,724,379
	Bank of America Corp.	1,416,328
	Bank of America Corp.	1,181,451
	Bank of America Corp.	277,141
	Bank of America Corp.	218,054
	Citigroup, Inc.	672,284
	Citigroup, Inc.	585,900
	Citigroup, Inc.	543,713
	Goldman Sachs Group, Inc.	3,596,861
	Goldman Sachs Group, Inc.	1,515,537
	JPMorgan Chase & Co.	2,509,084
	JPMorgan Chase & Co.	812,368
	JPMorgan Chase & Co.	672,074
	Morgan Stanley	1,711,009
	Morgan Stanley	1,666,013
	Morgan Stanley	1,378,109
	Morgan Stanley	970,952
	Morgan Stanley	638,212
	Morgan Stanley	295,279

Global & International

Global Research Portfolio	Citigroup, Inc.	$10,774,799
	Credit Suisse Group AG	12,073,413
	JPMorgan Chase & Co.	12,221,198
	JPMorgan Chase & Co.	7,729,720
	Morgan Stanley	10,231,456

Overseas Portfolio	Deutsche Bank AG	$38,468,510

Growth & Core

Balanced Portfolio	Bank of America Corp.	$3,711,025
	Bank of America Corp.	1,414,562
	Bank of America Corp.	1,376,000
	Bank of America Corp.	1,354,948
	Bank of America Corp.	1,207,887
	Bank of America Corp.	330,437
	Bank of America Corp.	186,354
	Citigroup, Inc.	3,176,254
	Citigroup, Inc.	641,700
	Citigroup, Inc.	418,162
	Goldman Sachs Group, Inc.	3,389,391
	Goldman Sachs Group, Inc.	1,170,263
	JPMorgan Chase & Co.	2,071,295
	JPMorgan Chase & Co.	623,155
	JPMorgan Chase & Co.	590,367
	Morgan Stanley	1,398,242
	Morgan Stanley	1,328,388
	Morgan Stanley	1,039,536
	Morgan Stanley	673,807
	Morgan Stanley	499,660
	Morgan Stanley	253,544

Mathematical

INTECH U.S. Low Volatility Portfolio	Citigroup, Inc.	$15,824
	JPMorgan Chase & Co.	13,191

Value

Perkins Mid Cap Value Portfolio	ING Financial Markets LLC	$18,401,000

Trustees and officers

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). As of the date of this SAI, none of the Trustees are “interested persons” of Janus Capital as that term is defined by the 1940 Act.

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Portfolios’ Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 72. The Trustees review the Portfolios’ Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Portfolios’ Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Investment Fund. As of the date of this SAI, collectively, the two registered investment companies consist of 56 series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund. Certain officers of the Portfolios may also be officers and/or directors of Janus Capital. Portfolio officers receive no compensation from the Portfolios, except for the Portfolios’ Chief Compliance Officer, as authorized by the Trustees.

TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

William F. McCalpin 151 Detroit Street Denver, CO 80206 DOB: 1957	Chairman Trustee	1/08-Present 6/02-Present	Managing Director, Holos Consulting LLC (provides consulting services to foundations and other nonprofit organizations). Formerly, Executive Vice President and Chief Operating Officer of The Rockefeller Brothers Fund (a private family foundation) (1998-2006).	56	Chairman of the Board and Director of The Investment Fund for Foundations Investment Program (TIP) (consisting of 2 funds); and Director of the F.B. Heron Foundation (a private grantmaking foundation).

Alan A. Brown 151 Detroit Street Denver, CO 80206 DOB: 1962	Trustee	1/13-Present	Managing Director, Institutional Markets, of Dividend Capital Group (private equity real estate investment management firm) (since 2012). Formerly, Executive Vice President and Co-Head, Global Private Client Group (2007-2010), Executive Vice President, Mutual Funds (2005-2007), and Chief Marketing Officer (2001-2005) of Nuveen Investments, Inc. (asset management).	56	Director of MotiveQuest LLC (strategic social market research company) (since 2003); and Director of WTTW (PBS affiliate) (since 2003). Formerly, Director of Nuveen Global Investors LLC (2007-2011); Director of Communities in Schools (2004-2010); and Director of Mutual Fund Education Alliance (until 2010).

TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees (cont’d.)

William D. Cvengros 151 Detroit Street Denver, CO 80206 DOB: 1948	Trustee	1/11-Present	Managing Member and Chief Executive Officer of SJC Capital, LLC (a personal investment company and consulting firm) (since 2002). Formerly, Venture Partner for The Edgewater Funds (a middle market private equity firm) (2002-2004); Chief Executive Officer and President of PIMCO Advisors Holdings L.P. (a publicly traded investment management firm) (1994-2000); and Chief Investment Officer of Pacific Life Insurance Company (a mutual life insurance and annuity company) (1987-1994).	56	Chairman, National Retirement Partners, Inc. (formerly a network of advisors to 401(k) plans) (since 2005). Formerly, Director of Prospect Acquisition Corp. (a special purpose acquisition corporation) (2007-2009); Director of RemedyTemp, Inc. (temporary help services company) (1996-2006); and Trustee of PIMCO Funds Multi-Manager Series (1990-2000) and Pacific Life Variable Life & Annuity Trusts (1987-1994).

James T. Rothe 151 Detroit Street Denver, CO 80206 DOB: 1943	Trustee	1/97-Present	Co-founder and Managing Director of Roaring Fork Capital SBIC, LP (SBA SBIC fund focusing on private investment in public equity firms), and Professor Emeritus of Business of the University of Colorado, Colorado Springs, CO (since 2004). Formerly, Professor of Business of the University of Colorado (2002-2004); and Distinguished Visiting Professor of Business (2001-2002) of Thunderbird (American Graduate School of International Management), Glendale, AZ.	56	Director of Red Robin Gourmet Burgers, Inc. (RRGB) (since 2004).

TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees (cont’d.)

William D. Stewart 151 Detroit Street Denver, CO 80206 DOB: 1944	Trustee	9/93-Present	Retired. Formerly, Corporate Vice President and General Manager of MKS Instruments – HPS Products, Boulder, CO (a manufacturer of vacuum fittings and valves) and PMFC Division, Andover, MA (manufacturing pressure measurement and flow products) (1976-2012).	56	None

Linda S. Wolf 151 Detroit Street Denver, CO 80206 DOB: 1947	Trustee	12/05-Present	Retired. Formerly, Chairman and Chief Executive Officer of Leo Burnett (Worldwide) (advertising agency) (2001-2005).	56	Director of Chicago Convention & Tourism Bureau, Chicago Council on Global Affairs, The Field Museum of Natural History (Chicago, IL), InnerWorkings (U.S. provider of print procurement solutions to corporate clients), Lurie Children’s Hospital (Chicago, IL), Rehabilitation Institute of Chicago, Walmart, and Wrapports, LLC (digital communications company).

OFFICERS

Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Jonathan D. Coleman 151 Detroit Street Denver, CO 80206 DOB: 1971	Executive Vice President and Co-Portfolio Manager Janus Portfolio	11/07-Present	Co-Chief Investment Officer and Executive Vice President of Janus Capital, and Portfolio Manager for other Janus accounts.

Brian Demain 151 Detroit Street Denver, CO 80206 DOB: 1977	Executive Vice President and Portfolio Manager Enterprise Portfolio	11/07-Present	Vice President of Janus Capital and Portfolio Manager for other Janus accounts. Formerly, Analyst (1999-2007) for Janus Capital.

James P. Goff 151 Detroit Street Denver, CO 80206 DOB: 1964	Executive Vice President Global Research Portfolio	5/13-Present	Vice President and Director of Equity Research of Janus Capital.

Brent A. Lynn 151 Detroit Street Denver, CO 80206 DOB: 1964	Executive Vice President and Portfolio Manager Overseas Portfolio	1/01-Present	Vice President of Janus Capital.

Marc Pinto 151 Detroit Street Denver, CO 80206 DOB: 1961	Executive Vice President and Co-Portfolio Manager Balanced Portfolio	5/05-Present	Vice President of Janus Capital and Portfolio Manager for other Janus accounts.

Ron Sachs 151 Detroit Street Denver, CO 80206 DOB: 1967	Executive Vice President and Portfolio Manager Forty Portfolio	1/08-Present	Vice President of Janus Capital and Portfolio Manager for other Janus accounts.

J. Bradley Slingerlend 151 Detroit Street Denver, CO 80206 DOB: 1978	Executive Vice President and Portfolio Manager Global Technology Portfolio	5/11-Present	Portfolio Manager for other Janus accounts, and Research Analyst for Janus Capital.

Gibson Smith 151 Detroit Street Denver, CO 80206 DOB: 1968	Executive Vice President and Co-Portfolio Manager Balanced Portfolio Executive Vice President and Co-Portfolio Manager Flexible Bond Portfolio	5/05-Present 5/07-Present	Co-Chief Investment Officer and Executive Vice President of Janus Capital; Executive Vice President of Janus Distributors LLC and Janus Services LLC; Director of Perkins Investment Management LLC; and Portfolio Manager for other Janus accounts.

Darrell Watters 151 Detroit Street Denver, CO 80206 DOB: 1963	Executive Vice President and Co-Portfolio Manager Flexible Bond Portfolio	5/07-Present	Vice President and Research Analyst for Janus Capital and Portfolio Manager for other Janus accounts.

Burton H. Wilson 151 Detroit Street Denver, CO 80206 DOB: 1963	Executive Vice President and Co-Portfolio Manager Janus Portfolio	5/11-Present	Vice President and Assistant Director of Equity Research of Janus Capital, and Portfolio Manager for other Janus accounts. Formerly, Portfolio Manager (2006-2011) for Global Technology Portfolio and Research Analyst (2004-2009) for Janus Capital.

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

OFFICERS

Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Robin C. Beery 151 Detroit Street Denver, CO 80206 DOB: 1967	President and Chief Executive Officer	4/08-Present	Executive Vice President and Head of U.S. Distribution of Janus Capital Group Inc., Janus Capital, Janus Distributors LLC, and Janus Services LLC; Director of The Janus Foundation; Director of Perkins Investment Management LLC; and Working Director of INTECH Investment Management LLC. Formerly, Head of Intermediary Distribution, Global Marketing and Product of Janus Capital Group Inc., Janus Capital, Janus Distributors LLC, and Janus Services LLC (2009-2010); Chief Marketing Officer of Janus Capital Group Inc. and Janus Capital (2002-2009); and President of The Janus Foundation (2002-2007).

Stephanie Grauerholz-Lofton 151 Detroit Street Denver, CO 80206 DOB: 1970	Chief Legal Counsel and Secretary Vice President	1/06-Present 3/06-Present	Vice President and Assistant General Counsel of Janus Capital, and Vice President and Assistant Secretary of Janus Distributors LLC.

David R. Kowalski 151 Detroit Street Denver, CO 80206 DOB: 1957	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	6/02-Present	Senior Vice President and Chief Compliance Officer of Janus Capital, Janus Distributors LLC, and Janus Services LLC; and Vice President of INTECH Investment Management LLC and Perkins Investment Management LLC. Formerly, Chief Compliance Officer of Bay Isle Financial LLC (2003-2008).

Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Chief Financial Officer Vice President, Treasurer, and Principal Accounting Officer	3/05-Present 2/05-Present	Vice President of Janus Capital and Janus Services LLC.

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

As discussed below, the Board’s Nominating and Governance Committee is responsible for identifying and recommending candidates for nomination or election by the Board based on a variety of diverse criteria. In its most recent evaluation of the qualifications of each Trustee in 2012, the Committee and the Board considered the totality of the information available to them, including the specific experience, qualifications, attributes or skills, as noted below, and concluded that each of the Trustees should serve as members of the Board of Trustees based on the Trust’s business structure. In reaching these conclusions, the Committee and the Board, in the exercise of their reasonable business judgment, evaluated each Trustee based on his or her specific experience, qualifications, attributes and/or skills on an individual basis and in combination with the other Trustees, none of which by itself was considered dispositive.

Alan A. Brown: Service as Executive Vice President and as Chief Marketing Officer of a leading investment management firm, a corporate and fund director, and as an executive with a private equity real estate investment management firm, and a Portfolio Independent Trustee since 2013.

William D. Cvengros: Service as Chief Executive Officer and President of a leading publicly traded investment management firm, Chief Investment Officer of a major life insurance company, a corporate and fund director, and in various capacities with private investment firms, and a Portfolio Independent Trustee since 2011.

William F. McCalpin: Service as Chief Operating Officer of a large private family foundation, Chairman and Director of an unaffiliated fund complex, and a Portfolio Independent Trustee since 2002 and Independent Chairman of the Board of Trustees since 2008.

James T. Rothe: Co-founder and Managing Director of a private investment firm, former business school professor, service as a corporate director, and a Portfolio Independent Trustee since 1997.

William D. Stewart: Service as a corporate vice president of a NASDAQ-listed industrial manufacturer and a Portfolio Independent Trustee since 1993.

Linda S. Wolf: Service as Chairman and Chief Executive Officer of a global advertising firm, service on multiple corporate and nonprofit boards, and a Portfolio Independent Trustee since 2005.

General Information Regarding the Board of Trustees and Leadership Structure
The Trust is governed by the Board of Trustees, which is responsible for and oversees the management and operations of the Trust and each of the Janus funds on behalf of fund shareholders. Each member of the Board is an Independent Trustee, including the Board’s Chairman. The Board’s responsibilities include, but are not limited to, oversight of the Janus funds’ officers and service providers, including Janus Capital, which is responsible for the Trust’s day-to-day operations. The Trustees approve all of the agreements entered into with the Janus funds’ service providers, including the investment management agreements with Janus Capital and any applicable subadviser. The Trustees are also responsible for determining or changing each Janus fund’s investment objective(s), policies, and available investment techniques, as well as for overseeing the fund’s Chief Compliance Officer. In carrying out these responsibilities, the Trustees are assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel, an independent fee consultant, and other specialists as appropriate, all of whom are selected by the Trustees. The Trustees also meet regularly without representatives of Janus Capital or its affiliates present.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a Board-approved charter that delineates the specific responsibilities of that committee. For example, the Board as a whole is responsible for oversight of the annual process by which the Board considers and approves each fund’s investment advisory agreement with Janus Capital, but specific matters related to oversight of the Janus funds’ independent auditors have been delegated by the Board to its Audit Committee, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below. In addition to serving on certain committees, the Chairman of the Board (“Board Chairman”) is responsible for presiding at all meetings of the Board, and has other duties as may be assigned by the Trustees from time to time. The Board Chairman also serves as the Board’s liaison to Janus Capital with respect to all matters related to the Janus funds that are not otherwise delegated to the chair of a Board committee. The Board has determined that this leadership structure is appropriate based on (1) the number of Janus funds overseen and the various investment objectives of those funds; (2) the manner in which the Janus funds’ shares are marketed and distributed; and (3) the responsibilities entrusted to Janus Capital and its affiliates to oversee the Trust’s day-to-day operations, including the management of each Janus fund’s holdings and the distribution of fund shares. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Janus funds in the complex.

Committees of the Board
The Board of Trustees has six standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Nominating and Governance Committee, and Pricing Committee. The table below shows the committee members as of the date of this SAI. The composition of certain committees was different throughout the fiscal year. Each committee is comprised entirely of Independent Trustees. Information about each committee’s functions is provided in the following table:

	Summary of Functions	Members (Independent Trustees)	Number of Meetings Held During Last Fiscal Year Ended December 31, 2012

Audit Committee	Reviews the financial reporting process, the system of internal controls over financial reporting, disclosure controls and procedures, Form N-CSR filings, and the audit process. The Committee’s review of the audit process includes, among other things, the appointment, compensation, and oversight of the Trust’s independent auditor and pre-approval of all audit and nonaudit services.	William D. Cvengros (Chair) William D. Stewart	5

Brokerage Committee	Reviews and makes recommendations regarding matters related to the Trust’s use of brokerage commissions and placement of portfolio transactions.	James T. Rothe (Chair) William D. Stewart	5

Investment Oversight Committee	Oversees the investment activities of the Portfolios.	William F. McCalpin (Chair) Alan A. Brown(1) William D. Cvengros James T. Rothe William D. Stewart Linda S. Wolf	6

Legal and Regulatory Committee	Oversees compliance with various procedures adopted by the Trust, reviews certain regulatory filings made with the SEC, oversees the implementation and administration of the Trust’s Proxy Voting Guidelines.	Linda S. Wolf (Chair) William F. McCalpin	6

Nominating and Governance Committee	Identifies and recommends individuals for election as Trustee, consults with Management in planning Trustee meetings, and oversees the administration of, and ensures compliance with, the Trust’s Governance Procedures and Guidelines, which includes review of proposed changes to Trustee compensation.	James T. Rothe (Chair) William F. McCalpin Linda S. Wolf	9

Pricing Committee	Determines a fair value of restricted and other securities for which market quotations are not readily available or are deemed not to be reliable, pursuant to procedures adopted by the Trustees and reviews other matters related to the pricing of securities.	William D. Stewart (Chair) James T. Rothe Linda S. Wolf	6

(1)	Mr. Brown joined the Board as a new Trustee effective January 14, 2013.

Board Oversight of Risk Management
Janus Capital, as part of its responsibilities for the day-to-day operations of the Janus funds, is responsible for day-to-day risk management for the funds. The Board, as part of its overall oversight responsibilities for the Janus funds’ operations, oversees Janus Capital’s risk management efforts with respect to the funds. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Janus funds. The Board discharges its oversight duties and considers potential risks in a number of different ways, including, but not limited to, receiving reports on a regular basis, either directly or through an appropriate committee, from Janus Capital and its officers. Reports received include those from, among others, Janus Capital’s (1) senior managers responsible for oversight of global risk; (2) senior managers responsible for oversight of fund construction and trading risk; (3) Chief Compliance Officer; and (4) Director of Internal Audit. At the time these reports are presented, the Board or the committee receiving the report will, as it deems necessary, invite the presenter to participate in an executive session to discuss matters outside the presence of any other officers or representatives of Janus Capital or its affiliates. The Board also receives reports from other entities and individuals unaffiliated with Janus Capital, including reports from the Janus funds’ other service providers and from independent consultants hired by the Board.

Various Board committees also will consider particular risk items as the committee addresses items and issues specific to the jurisdiction of that committee. For example, the Pricing Committee will consider valuation risk as part of its regular oversight responsibilities, and similarly, the Brokerage Committee will consider counterparty risk associated with Janus fund transactions. The Board also may be apprised of particular risk management matters in connection with its general oversight and approval of various Janus fund matters brought before the Board. The Board has appointed a Chief Compliance Officer for the Janus funds (“Fund CCO”) who (1) reports directly to the Board and (2) provides a comprehensive written report annually and presents quarterly at the Board’s regular meetings. The Fund CCO, who also serves as Janus Capital’s Chief Compliance Officer, discusses relevant risk issues that may impact the Janus funds and/or Janus Capital’s services to the funds, and routinely meets with the Board in private without representatives of Janus Capital or its affiliates present. The Fund CCO also provides the Board with updates on the application of the Janus funds’ compliance policies and procedures, including how these procedures are designed to mitigate risk and what, if any, changes have been made to enhance the procedures. The Fund CCO may also report to the Board on an ad hoc basis in the event that he identifies issues associated with the Janus funds’ compliance policies and procedures that could expose the funds to additional risk or adversely impact the ability of Janus Capital to provide services to the funds.

The Board believes that its leadership structure permits it to effectively discharge its oversight responsibilities with respect to the Janus funds’ risk management process.

Additional Information About Trustees
Under the Trust’s Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred compensation plan that are valued based on “shadow investments” in such funds. Such investments, including the amount and which funds, are dictated by each Trustee’s individual financial circumstances and investment goals. The Trustees cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified retirement plan. As a result, such Trustees as a group do not own any outstanding Shares of the Portfolios. The Trustees may, however, own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Portfolios described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of securities of all mutual funds advised by Janus Capital and overseen by the Trustees (collectively, the “Janus Funds”), owned by each Trustee as of December 31, 2012.

Name of Trustee	Dollar Range of Equity Securities in the Portfolios	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Janus Funds

Independent Trustees

William F. McCalpin	None	Over $100,000

Alan A. Brown(1)	None	$50,001-$100,000

William D. Cvengros	None	Over $100,000

James T. Rothe	None	Over $100,000

William D. Stewart	None	Over $100,000

Linda S. Wolf	None	Over $100,000(2)

(1)	Mr. Brown joined the Board as a new Trustee effective January 14, 2013.
(2)	Ownership shown includes amounts held under a deferred compensation plan that are valued based on “shadow investments” in one or more funds.

The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an “interested” Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Portfolios’ Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

The following table shows the aggregate compensation paid to each Independent Trustee by the Portfolios described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Portfolios or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Portfolios, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital (“shadow investments”).

	Aggregate	Total
	Compensation from	Compensation from
	the Portfolios for	the Janus Funds for
	fiscal year ended	calendar year ended
Name of Person, Position	December 31, 2012(1)	December 31, 2012(2)(3)
Independent Trustees

William F. McCalpin, Chairman and Trustee(4)(5)	$12,116	$403,000

Alan A. Brown, Trustee(6)	N/A	N/A

William D. Cvengros, Trustee(5)	$8,177	$285,333

John P. McGonigle, Trustee(5)(7)	$7,876	$282,000

James T. Rothe, Trustee(5)	$8,773	$292,000

William D. Stewart, Trustee(5)	$8,717	$290,000

Linda S. Wolf, Trustee(5)	$8,872	$295,000

(1)	INTECH U.S. Low Volatility Portfolio commenced operations on September 6, 2012. The aggregate compensation paid by the Portfolio is estimated for its first full fiscal year, January 1, 2013 through December 31, 2013 as follows: William F. McCalpin $192; Alan A. Brown $137; William D. Cvengros $126; James T. Rothe $143; William D. Stewart $137; and Linda S. Wolf $146.

(2)	For all Trustees (with the exception of Mr. Brown), includes compensation for service on the boards of two Janus trusts comprised of 57 portfolios.

(3)	Total Compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts for the year are as follows: John P. McGonigle $84,600.

(4)	Aggregate Compensation received from the Portfolios and Total Compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees.

(5)	Aggregate Compensation received from the Portfolios and Total Compensation received from all Janus Funds includes additional compensation paid for service as chair of one or more committees of the Board of Trustees during certain periods.

(6)	Mr. Brown joined the Board as a new Trustee effective January 14, 2013.

(7)	Effective January 1, 2013, Mr. McGonigle retired from his positions with the Board of Trustees.

JANUS INVESTMENT PERSONNEL

Other Accounts Managed
To the best knowledge of the Trust, the following table provides information relating to other accounts managed by the portfolio managers as of December 31, 2012. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

		Other Registered		Other Pooled
		Investment		Investment	Other
		Companies		Vehicles	Accounts
Jonathan D. Coleman	Number of Other Accounts Managed	6	(1)	None	3
	Assets in Other Accounts Managed	$8,568,457,138		None	$30,270,070
Brian Demain	Number of Other Accounts Managed	3		None	4
	Assets in Other Accounts Managed	$2,759,459,879		None	$680,623,750
James P. Goff(2)	Number of Other Accounts Managed	13	(3)	1	13
	Assets in Other Accounts Managed	$7,096,039,636		$77,888,750	$951,221,937
Brent A. Lynn	Number of Other Accounts Managed	2	(4)	None	None
	Assets in Other Accounts Managed	$6,513,685,064		None	None
Marc Pinto	Number of Other Accounts Managed	7		None	14 (5)
	Assets in Other Accounts Managed	$8,614,008,367		None	$238,529,822
Ron Sachs	Number of Other Accounts Managed	15	(6)	1	5
	Assets in Other Accounts Managed	$15,469,545,894		$48,772,228	$1,310,886,071
J. Bradley Slingerlend	Number of Other Accounts Managed	4		None	1
	Assets in Other Accounts Managed	$1,013,444,203		None	$565,339
Gibson Smith	Number of Other Accounts Managed	19		None	27
	Assets in Other Accounts Managed	$21,236,121,211		None	$4,227,058,241
Darrell Watters	Number of Other Accounts Managed	14		None	26
	Assets in Other Accounts Managed	$16,169,130,127		None	$4,184,037,871
Burton H. Wilson	Number of Other Accounts Managed	4	(1)	None	3
	Assets in Other Accounts Managed	$8,445,581,350		None	$30,270,070

(1)	One of the accounts included in the total, consisting of $7,888,462,711 of the total assets in the category, has a performance-based advisory fee.

(2)	Effective May 1, 2013, Janus Capital’s Director of Equity Research James P. Goff assumed primary responsibility for the day-to-day management of Global Research Portfolio. The information presented reflects the change. Refer to the Portfolio’s prospectus for more information.

(3)	Two of the accounts included in the total, consisting of $5,638,991,847 of the total assets in the category, have performance-based advisory fees.

(4)	One of the accounts included in the total, consisting of $6,397,370,412 of the total assets in the category, has a performance-based advisory fee.

(5)	One of the accounts included in the total, consisting of $173,490,833 of the total assets in the category, has a performance-based advisory fee.

(6)	Two of the accounts included in the total, consisting of $11,898,407,112 of the total assets in the category, have performance-based advisory fees.

Material Conflicts
As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Portfolios. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than a Portfolio or may have a performance-based management fee. As such, fees earned by Janus Capital may vary among these accounts. In addition, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Portfolio. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under “Additional Information About Janus Capital and the Subadvisers.”

Janus Capital is the adviser to the Portfolios and the Janus “funds of funds,” which are funds that invest primarily in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus “funds of funds” and the Portfolios, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among such Portfolios. In addition, the Janus “funds of funds” portfolio manager, who also serves as Senior Vice President and Chief Risk Officer of Janus Capital, has regular and continuous access to information regarding the holdings of the Portfolios, as well as knowledge of, and potential impact on, investment strategies and techniques of the Portfolios. Janus Capital believes these potential conflicts may be mitigated through its compliance monitoring, including that of asset allocations by the portfolio manager. In addition, Janus Capital has retained an independent consultant to provide research and consulting services with respect to asset allocation and investments for Global Allocation Portfolio – Moderate, as well as Janus Global Allocation Fund – Conservative, Janus Global Allocation Fund – Moderate, and Janus Global Allocation Fund – Growth, which are “funds of funds” offered by Janus Capital.

Compensation Information
The following describes the structure and method of calculating a portfolio manager’s compensation as of December 31, 2012.

The portfolio managers and, if applicable, co-portfolio managers (“portfolio manager” or “portfolio managers”) are compensated for managing a Portfolio and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officers (“CIO”) of Janus Capital are eligible for additional variable compensation in recognition of their CIO roles, each as noted below.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). The overall investment team compensation pool is funded each year by an amount equal to a percentage of Janus Capital’s pre-incentive operating income.

Variable compensation is structured to pay a portfolio manager on a quarterly basis primarily on the Managed Funds’ performance, with additional discretionary compensation available from a discretionary variable compensation pool described below.

With respect to any individual portfolio manager’s quarterly variable compensation, the management fee revenue received by Janus Capital in connection with such portfolio manager’s Managed Funds determines the maximum compensation that the individual portfolio manager can receive on a quarterly basis, which is then adjusted downward depending on the portfolio manager’s investment performance on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds’ performance in the three- and five-year periods. Actual performance is calculated based on the Managed Funds’ aggregate asset-weighted Lipper peer group performance ranking (or, as may be applicable, a combination of two or more Lipper peer groups).

A portfolio manager is also eligible to participate in a discretionary variable compensation pool. The aggregate compensation available under such pool is determined by management at its sole discretion from the overall investment team pool described above. Compensation from the discretionary investment team pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) thought leadership; (ii) mentoring of analysts; (iii) contributions to the sales process; (iv) teamwork and support of team culture; and (v) client relationships.

Newly hired portfolio managers may have guaranteed compensation levels during the first few years of their employment with Janus.

Analyst Variable Compensation: If a portfolio manager also has analyst responsibilities, then such portfolio manager is eligible to participate in a discretionary variable compensation pool. The aggregate compensation available under such pool is determined by management at its sole discretion from the overall investment team pool described above. The aggregate compensation is then allocated among the eligible respective participants at the discretion of Janus Capital based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage, and subjective criteria.

CIO Variable Compensation: The CIOs are entitled to additional compensation at management’s sole discretion in consideration of their role as CIOs of Janus Capital that is generally based on firm-wide investment performance (excluding assets managed by subadvisers), Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors.

Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI’s Executive Income Deferral Program.

Additional Compensation Information
The following describes the structure and method of calculating compensation for James Goff, Director of Equity Research, as of December 31, 2012.

Mr. Goff is compensated for his role as Director of Equity Research and for managing a Portfolio and any other funds, portfolios, or accounts managed by Mr. Goff through two components: fixed compensation and variable compensation.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as his scope of responsibility, tenure, his performance as the Director of Equity Research, and for managing funds.

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by Mr. Goff). Mr. Goff’s variable compensation opportunity is based on four components: (i) firm-wide investment performance; (ii) Janus Capital long-term net flows (excluding assets managed by subadvisers and money market funds); (iii) certain strategic objectives, including investment team culture, analyst recruitment and development, continued enhancements to the research process, and contributions to sales and client efforts; and (iv) the research portfolios’ investment performance. Variable compensation from firm-wide investment performance and the research portfolios’ investment performance is calculated based upon a percentage of the revenue received from the applicable funds (excluding assets managed by subadvisers) and is adjusted to reflect the actual performance of such funds. Actual performance is calculated based on the applicable funds’ aggregate asset-weighted Lipper peer group performance (or, as may be applicable, a combination of two or more Lipper peer groups) ranking on a one- and three-year rolling period basis (with a predominant weighting on three-year performance for the research portfolios investment performance calculation).

Mr. Goff may elect to defer payment of a designated percentage of his fixed compensation and/or up to all of his variable compensation in accordance with JCGI’s Executive Income Deferral Program.

Lipper Peer Groups
Each Portfolio’s Lipper peer group for compensation purposes is shown in the following table:

Portfolio Name	Lipper Peer Group
Fixed Income
Flexible Bond Portfolio	VA Intermediate Investment Grade Debt Funds
Global & International
Global Research Portfolio	VA Global Funds
Overseas Portfolio	VA International Funds
Growth & Core
Balanced Portfolio	VA Mixed-Asset Target Allocation Moderate Funds
Enterprise Portfolio	VA Mid-Cap Growth Funds
Forty Portfolio	VA Large-Cap Growth Funds
Janus Portfolio	VA Large-Cap Growth Funds
Specialty Equity
Global Technology Portfolio	VA Global Science & Technology Funds

INTECH INVESTMENT PERSONNEL

Other Accounts Managed
To the best knowledge of the Trust, the following table provides information relating to other accounts managed by the investment personnel as of December 31, 2012. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

		Other Registered	Other Pooled
		Investment	Investment
		Companies(1)	Vehicles(2)	Other Accounts(3)
Adrian Banner	Number of Other Accounts Managed	16	28	200
	Assets in Other Accounts Managed	$3,416,982,529	$7,011,296,188	$29,750,343,380
Vassilios Papathanakos	Number of Other Accounts Managed	16	28	200
	Assets in Other Accounts Managed	$3,416,982,529	$7,011,296,188	$29,750,343,380
Joseph W. Runnels	Number of Other Accounts Managed	16	28	200
	Assets in Other Accounts Managed	$3,416,982,529	$7,011,296,188	$29,750,343,380
Phillip Whitman	Number of Other Accounts Managed	16	28	200
	Assets in Other Accounts Managed	$3,416,982,529	$7,011,296,188	$29,750,343,380

(1)	One of the accounts included in the total, consisting of $345,238,597 of the total assets in the category, has a performance-based advisory fee.

(2)	Two of the accounts included in the total, consisting of $1,773,984,851 of the total assets in the category, have performance-based advisory fees.

(3)	Forty-three of the accounts included in the totals, consisting of $8,045,485,348 of the total assets in the category, have performance-based advisory fees.

Material Conflicts
As shown in the table above, the Portfolio’s investment personnel may manage other accounts with investment strategies similar to the Portfolio. Fees earned by the adviser may vary among these accounts, the investment personnel may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on the investment personnel’s compensation than others. These factors could create conflicts of interest because the investment personnel may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Portfolio. A conflict may also exist if the investment personnel identifies a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the investment personnel may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, INTECH believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by the investment personnel are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, INTECH generates regular daily trades for all of its clients using proprietary trade system software. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order. These procedures are described in further detail under “Additional Information About Janus Capital and the Subadvisers.”

Compensation Information
The compensation structure of the investment personnel is determined by INTECH and is summarized by INTECH below. The following describes the structure and method of calculating the investment personnel’s compensation as of December 31, 2012.

For managing the Portfolio and all other accounts, the investment personnel receive base pay in the form of a fixed annual salary paid by INTECH, which is not based on performance or assets of the Portfolio or other accounts. The investment personnel are also eligible for an annual cash bonus as determined by INTECH, which is not based on performance or assets of the Portfolio or other accounts, rather, it is based on overall corporate performance and individual contribution. The investment personnel, as part owners of INTECH, also receive compensation by virtue of their ownership interest in INTECH.

The investment personnel may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI’s Executive Income Deferral Program.

PERKINS INVESTMENT PERSONNEL

Other Accounts Managed
To the best knowledge of the Trust, the following table provides information relating to other accounts managed by the portfolio managers as of December 31, 2012. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

		Other Registered		Other Pooled
		Investment		Investment
		Companies		Vehicles	Other Accounts
Jeffrey R. Kautz	Number of Other Accounts Managed	3	(1)	None	7
	Assets in Other Accounts Managed	$12,103,804,961		None	$783,389,960
Thomas M. Perkins	Number of Other Accounts Managed	6	(2)	1	12
	Assets in Other Accounts Managed	$12,888,793,686		$7,167,950	$908,501,211
Kevin Preloger(3)	Number of Other Accounts Managed	4	(2)	None	16
	Assets in Other Accounts Managed	$12,276,635,390		None	$882,240,273

(1)	One of the accounts included in the total, consisting of $12,056,939,554 of the total assets in the category, has a performance-based advisory fee.

(2)	Two of the accounts included in the total, consisting of $12,206,610,129 of the total assets in the category, have performance-based advisory fees.

(3)	Effective April 1, 2013, Kevin Preloger assumed responsibility as a Co-Portfolio Manager of Janus Aspen Perkins Mid Cap Value Portfolio. The information presented reflects the change. Refer to the Portfolio’s prospectus for more information.

Material Conflicts
As shown in the table above, Mid Cap Value Portfolio’s portfolio managers may manage other funds and accounts with investment strategies similar to the Portfolio. Fees earned by the adviser may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on the portfolio managers’ compensation than others. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Portfolio. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, Perkins believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. Information regarding Perkins’ trade allocation procedures is described under “Additional Information About Janus Capital and the Subadvisers.”

Compensation Information
The following describes the structure and method of calculating a portfolio manager’s compensation as of December 31, 2012.

The co-portfolio managers (“portfolio manager” or “portfolio managers”) are compensated for managing the Portfolio and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officer (“CIO”) of Perkins is eligible for additional variable compensation in recognition of his CIO role. In addition, certain portfolio managers who have an ownership interest or profits interest in Perkins may receive compensation through those interests.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (potentially consisting of all or a mixture of JCGI restricted stock and/or a cash-deferred award that is credited with income, gains, and losses based on the performance of mutual fund investments selected by the portfolio manager). The overall Perkins’ compensation pool is funded each year based primarily upon a percentage of the total eligible revenue received by Perkins, with a potential increase in funding based on Perkins’ aggregate revenue-weighted Lipper peer group performance ranking on a trailing three-year basis.

From the overall Perkins’ compensation pool described above, variable compensation is paid to a portfolio manager based primarily on the Managed Funds’ performance, with additional discretionary compensation opportunities. The size of the discretionary bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets and the investment performance of such firm-wide managed assets. Compensation from the discretionary bonus pool is allocated among the eligible respective participants at the discretion of Perkins management based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts; (iii) contributions to the sales process; (iv) client relationships; and (v) if applicable, CIO duties.

Analyst Variable Compensation: If a portfolio manager also has analyst responsibilities, then such portfolio manager is further eligible to participate in the Perkins discretionary bonus pool. The discretionary bonus pool is allocated among the eligible analysts at the discretion of Perkins based on factors which may include performance of investment recommendations, performance of an analyst run paper-based portfolio, individual and team contributions, scope of coverage, and other subjective criteria.

Lipper Peer Group
The Portfolio’s Lipper peer group for compensation purposes is shown in the following table:

Portfolio Name	Lipper Peer Group
Value
Mid Cap Value Portfolio	VA Mid Cap Value Funds

OWNERSHIP OF SECURITIES

The portfolio managers and/or investment personnel cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified retirement plan. As a result, such portfolio managers and/or investment personnel as a group do not own any outstanding Shares of the Portfolios. The portfolio managers and/or investment personnel may, however, own shares of certain other Janus mutual funds which have comparable investment objectives and strategies to the Portfolios which they manage. The following table reflects the portfolio managers’ and/or investment personnel’s ownership in the Janus Funds as of December 31, 2012.

Investment Personnel	Dollar Range of Equity Securities in the Portfolio(s) Managed	Aggregate Dollar Range of Equity Securities in Janus Funds

Janus Capital

Jonathan D. Coleman	None	Over $1,000,000

Brian Demain	None	Over $1,000,000

James P. Goff(1)	None	Over $1,000,000

Brent A. Lynn	None	Over $1,000,000

Marc Pinto	None	Over $1,000,000

Ron Sachs	None	Over $1,000,000

J. Bradley Slingerlend	None	Over $1,000,000

Gibson Smith	None	Over $1,000,000

Darrell Watters	None	Over $1,000,000

Burton H. Wilson	None	Over $1,000,000

INTECH

Adrian Banner	None	$100,001-$500,000

Vassilios Papathanakos	None	$50,001-$100,000

Joseph W. Runnels	None	$100,001-$500,000

Phillip Whitman	None	$10,001-$50,000

Perkins

Jeffrey R. Kautz	None	Over $1,000,000

Thomas M. Perkins	None	Over $1,000,000

Kevin Preloger(2)	None	Over $1,000,000

(1)	Effective May 1, 2013, Director of Equity Research James P. Goff assumed primary responsibility for the day-to-day management of Global Research Portfolio.

(2)	Effective April 1, 2013, Co-Portfolio Manager Kevin Preloger assumed responsibility for the day-to-day management of Janus Aspen Perkins Mid Cap Value Portfolio.

Shares of the trust

NET ASSET VALUE DETERMINATION

As stated in the Portfolios’ Prospectuses, the net asset value (“NAV”) of the Shares of each class of each Portfolio is determined once each day the New York Stock Exchange (the “NYSE”) is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of each Portfolio is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares for the class. In determining NAV, securities listed on an Exchange, the NASDAQ National Market, and foreign markets are generally valued at the closing prices on such markets. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolios are traded primarily in the over-the-counter markets. Valuations of such securities are furnished by one or more pricing services employed by the Portfolios and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter markets are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. Each Portfolio will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings.

Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. The Portfolios use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Portfolio’s NAV is not calculated. A Portfolio calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

To the extent there are any errors in a Portfolio’s NAV calculation, Janus Capital may, at its discretion, reprocess individual shareholder transactions so that each shareholder’s account reflects the accurate corrected NAV.

PURCHASES

Shares of the Portfolios can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) certain qualified retirement plans. Participating insurance companies and certain designated organizations are authorized to receive purchase orders on the Portfolios’ behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Portfolio when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Portfolio within contractually specified periods. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day’s price, your purchase request must be received in good order by the close of the regular trading session of the NYSE as described above in “Net Asset Value Determination.” Under certain circumstances, the Portfolios may permit an in-kind purchase of Shares. The prospectus for your insurance company’s separate account or your plan documents contain detailed information about investing in the Portfolios. In addition, for an analysis of fees associated with an investment in either share class or other similar funds, please visit www.finra.org/fundanalyzer.

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In an effort to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that insurance companies or plan sponsors have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and a review of all new account applications. The Trust does not intend to transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

Under a distribution and shareholder servicing plan (“Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust’s distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder servicing performed by such service providers. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio for recordkeeping and administrative services as well as activities which are primarily intended to result in sales of the Shares, including but not limited to preparing, printing and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing contract owners and plan participants; responding to inquiries by contract owners and plan participants; receiving and answering correspondence; contract owner and participant level recordkeeping and administrative services; and similar activities. Payments are made to Janus Distributors, the Portfolios’ distributor, who may make ongoing payments to insurance companies and qualified plan service providers based on the value of Portfolio shares held by such intermediaries’ customers. On December 14, 1999, Trustees unanimously approved the Plan which became effective on that date. The Plan and any Rule 12b-1 related agreement that is entered into by the Portfolios or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements (“12b-1 Trustees”). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, the Plan may be terminated as to a Portfolio at any time, without penalty, by vote of a majority of the outstanding Shares of a Portfolio or by vote of a majority of the 12b-1 Trustees.

For the fiscal year ended December 31, 2012, the Service Shares of the Portfolios made payments to Janus Distributors pursuant to Rule 12b-1 plans in amounts aggregating $7,088,389 and Janus Capital made payments to intermediaries from its own resources in amounts aggregating $386,063. The following summarizes allocation of the aggregated $7,474,452 paid by the Portfolios and Janus Capital under the 12b-1 plans for the Service Shares of the Portfolios:

		Prospectus
		Preparation,
	Advertising and	Printing and	Payment to	Compensation to	Total Portfolio 12b-1
Portfolio Name	Literature	Mailing	Brokers	Sales Personnel	Payments
Fixed Income

Flexible Bond Portfolio	$2,243	$9,825	$273,392	$22,036	$272,706

Global & International

Global Research Portfolio	$3,054	$11,511	$373,634	$6,142	$373,620
Overseas Portfolio	$20,451	$39,441	$2,498,508	$38,156	$2,495,514

Growth & Core

Balanced Portfolio	$10,462	$22,537	$1,322,459	$26,889	$1,333,163
Enterprise Portfolio	$4,235	$13,218	$515,277	$23,699	$515,399
Forty Portfolio	$9,631	$21,887	$1,172,429	$45,947	$1,172,415
Janus Portfolio	$3,759	$13,090	$459,681	$3,397	$460,076

Mathematical

INTECH U.S. Low Volatility Portfolio	$0	$0	$2,880	$2,768	$5,811

Specialty Equity

Global Technology Portfolio	$2,083	$11,698	$249,983	$8,198	$249,160

Value

Mid Cap Value Portfolio	$1,901	$9,943	$210,617	$7,391	$210,525

REDEMPTIONS

Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Certain designated organizations are authorized to receive redemption orders on the Portfolios’ behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Portfolio when authorized organizations, their agents, or affiliates receive the order. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Certain participating insurance companies, accounts, or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio’s Shares. Redemptions by these participating insurance companies or accounts of their holdings in a Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force a Portfolio to sell securities, which may negatively impact the Portfolio’s brokerage costs.

Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a Portfolio, by delivery of securities selected from its assets at its discretion. However, each Portfolio is governed by Rule 18f-1 under the 1940 Act, which requires each Portfolio to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash, whereas such costs are borne by the Portfolio for cash redemptions. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under “Shares of the Trust – Net Asset Value Determination” and such valuation will be made as of the same time the redemption price is determined.

The Portfolios reserve the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Portfolios to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Income dividends, capital gains distributions, and tax status

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Portfolios. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Portfolios.

It is a policy of the Portfolios’ Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Dividends for the Portfolios are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June. However, in certain situations it may be necessary for the Portfolios to declare and distribute capital gains in December. If necessary, dividends and net capital gains may be distributed at other times as well. The Portfolios intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Portfolio failed to qualify as a regulated investment company in any taxable year, the Portfolio may be subject to federal income tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for “qualified dividend income.” In addition, the Portfolios could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment. In addition, each Portfolio intends to comply with the diversification requirements of Internal Revenue Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

Unless otherwise instructed, all income dividends and capital gains distributions, if any, on a Portfolio’s Shares are reinvested automatically in additional Shares of that Portfolio at the NAV determined on the first business day following the record date.

The Portfolios may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Portfolios, the Portfolios may make various elections permitted by the tax laws. However, these elections could require that the Portfolios recognize taxable income, which in turn must be distributed even though the Portfolios may not have received any income upon such an event.

Some foreign securities purchased by the Portfolios may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Portfolios that qualify under Section 853 of the Internal Revenue Code may elect to pass through such taxes to shareholders. If such election is not made by a Portfolio, any foreign taxes paid or accrued will represent an expense to the Portfolio, which will reduce its investment company taxable income.

A Portfolio’s investments in REIT equity securities, if any, may require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to sell securities at a time when fundamental investment considerations would not favor such sales. A Portfolio’s investments in REIT equity securities may result in the receipt of cash in excess of the REIT’s earnings. If the Portfolio distributes such amounts, such distribution could constitute a return of capital to shareholders for federal income tax purposes.

Some REITs are permitted to hold “residual interests” in real estate mortgage investment conduits (“REMICs”). Pursuant to the IRS rules, a portion of a Portfolio’s income from a REIT or “excess inclusion income” that is attributable to the REIT may be subject to federal income tax. Excess inclusion income will normally be allocated to shareholders in proportion to the dividends received by such shareholders. There may be instances in which a Portfolio may be unaware of a REIT’s excess inclusion income.

As a result of excess inclusion income, the Portfolio may be subject to additional tax depending on the type of record holder of Portfolio shares, such as certain federal, state, and foreign governmental entities, tax exempt organizations, and certain rural electrical and telephone cooperatives (“disqualified organizations”). This may impact the Portfolio’s performance.

Please consult a tax adviser regarding tax consequences of Portfolio distributions and to determine whether you will need to file a tax return.

Certain transactions involving short sales, futures, options, swap agreements, hedged investments, and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount, and timing of distributions to shareholders. The Portfolios will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible. Certain transactions or strategies utilized by a Portfolio may generate nonqualified income that can impact an investor’s taxes.

Because Shares of the Portfolios can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such contracts or plans. Refer to the prospectus for the separate account of the related insurance company or the plan documents for additional information.

Principal shareholders

The officers and Trustees of the Portfolios cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified retirement plan. As a result, such officers and Trustees individually, and collectively as a group, do not own any outstanding Shares of the Portfolios. To the best knowledge of the Trust, as of April 1, 2013, all of the outstanding Shares of the Portfolios were owned by certain insurance company separate accounts or qualified plans. The percentage ownership of each separate account or qualified plan owning 5% or more of the outstanding Shares of any Portfolio is as follows:

No qualified plan owned 10% or more of the shares of the Trust as a whole.

From time to time, a Portfolio may have a concentration of several shareholders holding a significant percentage of Shares outstanding. Investment activities of these shareholders could have a material impact on the Portfolio.

The Shares held by the separate accounts of each insurance company, including Shares for which no voting instructions have been received, will be voted by each insurance company in proportion to instructions received from contract owners. Since the listed insurance company separate accounts’ voting rights are passed through to contract owners, the insurance companies themselves do not exercise voting control over the shares held in those accounts.

Portfolio Name	Shareholder and Address of Record	Percentage Ownership
Flexible Bond Portfolio	Great West Life & Annuity Ins Co FBO Schwab Onesource Annuity Greenwood Vlg, CO	28.32%

	Principal Life Insurance Co. Cust FBO Principal Individual - Executive Variable Universal Life Des Moines, IA	24.76%

	Principal Life Insurance Co. Cust FBO Principal Executive Variable Universal Life II Des Moines, IA	12.24%

	Lincoln Life Account R NG Fort Wayne, IN	11.36%

	Hartford Life & Annuity Separate Account ICMG Hartford, CT	7.76%

	Great West Life & Annuity Ins Co FBO Schwab Select Annuity Greenwood Vlg, CO	6.56%

Global Research Portfolio	NYLIAC Parsippany, NJ	42.56%

	Ohio National Life Insurance Co FBO Its Separate Accounts Cincinnati, OH	18.00%

	PFL Life Insurance Company Cedar Rapids, IA	13.89%

Portfolio Name	Shareholder and Address of Record	Percentage Ownership
Overseas Portfolio	Ohio National Life Insurance Co FBO Its Separate Accounts Cincinnati, OH	26.29%

	Minnesota Life St. Paul, MN	13.76%

	IDS Life Insurance Corp FBO VUL III Minneapolis, MN	12.40%

	Nationwide Life Insurance Co NWVA9 Columbus, OH	8.68%

	Nationwide Life Insurance Co NWVAII Columbus, OH	8.00%

	MetLife Insurance Co of CT Hartford, CT	6.03%

Balanced Portfolio	GE Life & Annuity Assurance Co Richmond, VA	27.45%

	Ohio National Life Insurance Co FBO Its Separate Accounts Cincinnati, OH	27.00%

	Great West Life & Annuity Ins Co FBO Schwab Onesource Annuity Greenwood Vlg, CO	6.80%

	Lincoln Life Account R NG Fort Wayne, IN	6.16%

Enterprise Portfolio	Lincoln Life Account R NG Fort Wayne, IN	15.75%

	MetLife Insurance Co of CT Hartford, CT	15.49%

	IDS Life Insurance Corp FBO VUL III Minneapolis, MN	10.28%

	Security Benefit Life Insurance Co FBO Unbundled Topeka, KS	9.48%

	Nationwide Life Ins Company NWPP Columbus, OH	8.12%

	PFL Life Insurance Company Cedar Rapids, IA	5.42%

Forty Portfolio	Nationwide Life Insurance Co NWVAII Columbus, OH	29.75%

	Nationwide Life Insurance Co NWVA9 Columbus, OH	18.78%

	Minnesota Life St. Paul, MN	14.98%

	GE Life & Annuity Co Richmond, VA	12.81%

	Nationwide Life Insurance Co NWVLI4 Columbus, OH	8.80%

Portfolio Name	Shareholder and Address of Record	Percentage Ownership
Janus Portfolio	IDS Life Insurance Corp FBO VUL III Minneapolis, MN	36.57%

	Ohio National Life Insurance Co FBO Its Separate Accounts Cincinnati, OH	13.57%

	Lincoln Life Account R NG Fort Wayne, IN	10.31%

	Allmerica Financial Life Insurance and Annuity Company Topeka, KS	8.07%

	Pruco Life Insurance Co Newark, NJ	6.33%

	Security Benefit Life Insurance Co FBO Unbundled Topeka, KS	5.89%

INTECH U.S. Low Volatility Portfolio	Ohio National Nife Ins Co FBO Its Separate Accounts Cincinnati, OH	99.20%

Global Technology Portfolio	IDS Life Insurance Corp FBO VUL III Minneapolis, MN	25.07%

	Nationwide Life Insurance Co NWVA9 Columbus, OH	25.04%

	Nationwide Life Insurance Co NWVAII Columbus, OH	16.81%

	Nationwide Life Insurance Co NWVLI4 Columbus, OH	10.94%

	GE Life & Annuity Co Richmond, VA	5.90%

Mid Cap Value Portfolio	Minnesota Life St Paul, MN	18.65%

	Nationwide Life Insurance Co NWPPVAII Columbus, OH	16.76%

	MetLife Insurance Co of CT Hartford, CT	13.81%

	Nationwide Life Insurance Co NWPP Columbus, OH	13.22%

	Lincoln Benefit Life Newark, NJ	11.73%

	AUL Group Retirement Account Indianapolis, IN	5.33%

Miscellaneous information

Each Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on May 20, 1993. As of the date of this SAI, the Trust offers 12 series of shares, known as “Portfolios.” Each Portfolio presently offers interests in different classes of shares as described in the table below.

	Institutional	Service
Portfolio Name	Shares	Shares
Balanced Portfolio	x	x
Enterprise Portfolio	x	x
Flexible Bond Portfolio	x	x
Forty Portfolio	x	x
Global Allocation Portfolio – Moderate	x	x
Global Research Portfolio	x	x
Global Technology Portfolio	x	x
Janus Aspen INTECH U.S. Low Volatility Portfolio		x
Janus Aspen Perkins Mid Cap Value Portfolio	x	x
Janus Aspen Protected Series – Growth	x	x
Janus Portfolio	x	x
Overseas Portfolio	x	x

Janus Capital reserves the right to the name “Janus.” In the event that Janus Capital does not continue to provide investment advice to the Portfolios, the Portfolios must cease to use the name “Janus” as soon as reasonably practicable.

It is important to know that, pursuant to the Trust’s Amended and Restated Trust Instrument and in accordance with any applicable regulations and laws, such as the 1940 Act, the Trustees have the authority to merge, liquidate, and/or reorganize a Portfolio into another portfolio without seeking shareholder vote or consent. Any such consolidation, merger, or reorganization may be authorized at any time by a vote of a majority of the Trustees then in office.

SHARES OF THE TRUST

The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Portfolio participate equally in dividends and other distributions by the Shares of such Portfolio, and in residual assets of that Portfolio in the event of liquidation. Shares of each Portfolio have no preemptive, conversion, or subscription rights.

The Portfolios discussed in this SAI each offer one or two classes of shares. Service Shares, the Shares discussed in this SAI, are offered only in connection with investments in and payments under variable insurance contracts and to qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Institutional Shares are offered only in connection with investments in and payments under variable insurance contracts as well as certain qualified retirement plans.

SHAREHOLDER MEETINGS

The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act.

Separate votes are taken by each Portfolio or class only if a matter affects or requires the vote of only that Portfolio or class or if that Portfolio’s or class’ interest in the matter differs from the interest of other Portfolios or classes of the Trust. A shareholder is entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder’s name.

Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Portfolio shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Portfolios will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a shareholder vote. Additional information may be found in the participating insurance company’s separate account prospectus.

The Trustees are responsible for major decisions relating to each Portfolio’s policies and objectives; the Trustees oversee the operation of each Portfolio by its officers and review the investment decisions of the officers.

The Trustees of the Trust were elected at a Special Meeting of Shareholders on June 10, 2010 (excluding Messrs. Cvengros and Brown, who were subsequently appointed). Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Portfolio, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust’s Bylaws, or the Trustees.

As mentioned previously in “Shareholder Meetings,” shareholders are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder’s name. Shares of all Portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1900 16th Street, Suite 1600, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Portfolios, audits the Portfolios’ annual financial statements and compiles their tax returns.

REGISTRATION STATEMENT

The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolios or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

Financial statements

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORTS OF JANUS ASPEN SERIES (AUDITED)

The following audited financial statements for the period ended December 31, 2012 are hereby incorporated into this SAI by reference to the Portfolios’ Annual Reports dated December 31, 2012.

•	Schedules of Investments as of December 31, 2012

•	Statements of Assets and Liabilities as of December 31, 2012

•	Statements of Operations for the period ended December 31, 2012

•	Statements of Changes in Net Assets for each of the periods indicated

•	Financial Highlights for each of the periods indicated

•	Notes to Schedules of Investments

•	Notes to Financial Statements

•	Report of Independent Registered Public Accounting Firm

The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

Appendix A

EXPLANATION OF RATING CATEGORIES

The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital and Perkins consider security ratings when making investment decisions, they also perform their own investment analyses and do not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR’S RATINGS SERVICES

Bond Rating	Explanation

Investment Grade
AAA	Highest rating; extremely strong capacity to pay principal and interest.
AA	High quality; very strong capacity to pay principal and interest.
A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB	Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
Non-Investment Grade
BB	Less vulnerable to nonpayment than other speculative issues; major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	More vulnerable to nonpayment than obligations rated “BB,” but capacity to meet its financial commitment on the obligation; adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC	Currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
CC	Currently highly vulnerable to nonpayment.
C	Currently highly vulnerable to nonpayment; a bankruptcy petition may have been filed or similar action taken, but payments on the obligation are being continued.
D	In default.

FITCH, INC.

Long-Term Bond Rating	Explanation

Investment Grade
AAA	Highest credit quality. Denotes the lowest expectation of credit risk. Exceptionally strong capacity for payment of financial commitments.
AA	Very high credit quality. Denotes expectations of very low credit risk. Very strong capacity for payment of financial commitments.
A	High credit quality. Denotes expectations of low credit risk. Strong capacity for payment of financial commitments. May be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB	Good credit quality. Currently expectations of low credit risk. Capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity than is the case for higher ratings.
Non-Investment Grade
BB	Speculative. Indicates possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may be available to allow financial commitments to be met.
B	Highly speculative. May indicate distressed or defaulted obligations with potential for extremely high recoveries.
CCC	May indicate distressed or defaulted obligations with potential for superior to average levels of recovery.
CC	May indicate distressed or defaulted obligations with potential for average or below-average levels of recovery.
C	May indicate distressed or defaulted obligations with potential for below-average to poor recoveries.
D	In default.

MOODY’S INVESTORS SERVICE, INC.

Bond Rating	Explanation

Investment Grade
Aaa	Highest quality, smallest degree of investment risk.
Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.
A	Upper to medium-grade obligations; many favorable investment attributes.
Baa	Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
Non-Investment Grade
Ba	More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca	Speculative in a high degree; could be in default or have other marked shortcomings.
C	Lowest rated; extremely poor prospects of ever attaining investment standing.

Unrated securities will be treated as non-investment grade securities unless the portfolio managers and/or investment personnel determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies (“split-rated securities”), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security or (ii) the lowest rating if only two agencies provide a rating for the security.

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janus.com/variable-insurance

151 Detroit Street
Denver, Colorado 80206-4805
1-877-335-2687

                                                                                              ▼ May 1, 2013

Institutional Shares Ticker
Asset Allocation
Global Allocation Portfolio – Moderate	JMAPX
(formerly named Moderate Allocation Portfolio)

Janus Aspen Series

Statement of Additional Information

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectus for the Institutional Shares (the “Shares”) of Global Allocation Portfolio – Moderate, which is a separate series of Janus Aspen Series, a Delaware statutory trust (the “Trust”). This series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Shares are sold under the name of “Janus Aspen Series.” The name change for Global Allocation Portfolio – Moderate was effective May 1, 2013.

Shares of the Portfolio may be purchased only by separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, “variable insurance contracts”) and by certain qualified retirement plans. The Portfolio also offers an additional class of shares to certain qualified plans or separate accounts of insurance companies.

This SAI is not a Prospectus and should be read in conjunction with the Portfolio’s Prospectus dated May 1, 2013, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your insurance company or plan sponsor, or by contacting a Janus representative at 1-877-335-2687. This SAI contains additional and more detailed information about the Portfolio’s operations and activities than the Prospectus. The Annual Report, which contains important financial information about the Portfolio is incorporated by reference into this SAI. The Annual and Semiannual Reports are available, without charge, from your plan sponsor, or other financial intermediary, at janus.com/variable-insurance, or by contacting a Janus representative at 1-877-335-2687.

Classification, Investment Policies and Restrictions, and Investment Strategies and Risks	2

Investment Adviser	43

Custodian, Transfer Agent, and Certain Affiliations	50

Portfolio Transactions and Brokerage	51

Trustees and Officers	52

Shares of the Trust	61
Net Asset Value Determination	61
Purchases	61
Redemptions	62

Income Dividends, Capital Gains Distributions, and Tax Status	63

Principal Shareholders	66

Miscellaneous Information	67
Shares of the Trust	67
Shareholder Meetings	67
Voting Rights	68
Independent Registered Public Accounting Firm	68
Registration Statement	68

Financial Statements	69

Appendix A	70
Explanation of Rating Categories	70

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Classification, investment policies and restrictions,
and investment strategies and risks

JANUS ASPEN SERIES

This Statement of Additional Information includes information about Global Allocation Portfolio – Moderate (the “Portfolio”), which is a series of the Trust, an open-end, management investment company.

The Portfolio’s adviser, Janus Capital, intends to operate the Portfolio as a “fund of funds,” meaning that substantially all of the Portfolio’s assets will be invested in other Janus mutual funds it advises (the “underlying funds”), as described in the Portfolio’s Prospectus. Additional detail about each of the underlying funds is available in their respective prospectuses and SAIs.

CLASSIFICATION

The Investment Company Act of 1940, as amended (“1940 Act”), classifies mutual funds as either diversified or nondiversified. The Portfolio is classified as diversified.

ADVISER

Janus Capital Management LLC (“Janus Capital” or “Janus”) is the investment adviser for the Portfolio and is responsible for the general oversight of each subadviser.

SUBADVISERS OF CERTAIN UNDERLYING FUNDS

Underlying funds subadvised by INTECH. INTECH Investment Management LLC (“INTECH”) is the investment subadviser for Janus Aspen INTECH U.S. Low Volatility Portfolio, INTECH Global Dividend Fund, INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, and INTECH U.S. Value Fund (together, the “INTECH Funds”).

Underlying funds subadvised by Janus Singapore. Janus Capital Singapore Pte. Limited (“Janus Singapore”) is the investment subadviser for Janus Asia Equity Fund and for a portion of Janus Emerging Markets Fund and Janus International Equity Fund.

Underlying funds subadvised by Perkins. Perkins Investment Management LLC (“Perkins”) is the investment subadviser for Janus Aspen Perkins Mid Cap Value Portfolio, Perkins Global Value Fund, Perkins International Value Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and approximately half of Perkins Value Plus Income Fund (together, the “Value Funds”).

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO THE PORTFOLIO

The Portfolio is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or the Portfolio or particular class of shares if a matter affects just the Portfolio or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Portfolio.

(1) With respect to 75% of its total assets, the Portfolio may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio’s total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

The Portfolio may not:

(2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities) provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation.

(3) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Portfolio from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

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(4) Lend any security or make any other loan if, as a result, more than one-third of the Portfolio’s total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

(5) Act as an underwriter of securities issued by others, except to the extent that the Portfolio may be deemed an underwriter in connection with the disposition of its portfolio securities.

(6) Borrow money except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Portfolio’s total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Portfolio may not issue “senior securities” in contravention of the 1940 Act.

(7) Invest directly in real estate or interests in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

As a fundamental policy, the Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Portfolio.

The Board of Trustees (“Trustees”) has adopted additional investment restrictions for the Portfolio. These restrictions are operating policies of the Portfolio and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

(1) The Portfolio may sell securities short if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor (“short sales against the box”). In addition, the Portfolio may engage in short sales other than against the box, which involve selling a security that the Portfolio borrows and does not own. The Trustees may impose limits on the Portfolio’s investments in short sales, as described in the Portfolio’s Prospectus. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

(2) The Portfolio does not intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

(3) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio’s net asset value (“NAV”), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.

(4) The Portfolio does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio’s investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A Securities”), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

(5) The Portfolio may not invest in companies for the purpose of exercising control of management.

Unless otherwise stated, except for the policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in the SAI and Prospectus normally apply only at the time of purchase of a security. So, for example, if the Portfolio or an underlying fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Under the terms of an exemptive order received from the Securities and Exchange Commission (“SEC”), the Portfolio may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Portfolio will borrow money through the program only when the costs are

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equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

For the purposes of the Portfolio’s fundamental policy related to investments in real estate, the policy does not prohibit the purchase of securities directly or indirectly secured by real estate or interests therein, or issued by entities that invest in real estate or interests therein, such as, but not limited to, corporations, partnerships, real estate investment trusts (“REITs”), and other REIT-like entities, such as foreign entities that have REIT characteristics.

For purposes of the Portfolio’s policies on investing in particular industries, as of the date of this SAI, the Portfolio invests in underlying funds that rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that the Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the underlying funds may further classify issuers in accordance with industry classifications as published by the SEC or relevant SEC staff interpretations. The Portfolio intends to change industry or industry group classifications with respect to equity investments to Global Industry Classification Standard (“GICS”), but would continue to use Bloomberg L.P. for fixed-income investments. The Portfolio may change any source used for determining industry classifications without prior shareholder notice or approval.

INVESTMENT STRATEGIES AND RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

This section discusses investment strategies of the Portfolio. These strategies may also apply to the underlying funds in which Global Allocation Portfolio – Moderate may invest. This section also details the risks associated with each investment strategy because each investment vehicle and technique contributes to Global Allocation Portfolio – Moderate’s overall risk profile.

Diversification
Portfolios and underlying funds are classified as either “diversified” or “nondiversified.” Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. To be classified as “diversified” under the 1940 Act, an underlying portfolio or fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A portfolio or underlying fund that is classified as “nondiversified” under the 1940 Act is not subject to the same restrictions and therefore has the ability to take larger positions in a smaller number of issuers than a portfolio or underlying fund that is classified as “diversified.” This gives a portfolio or underlying fund which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio managers and/or investment personnel have identified as the most attractive for the investment objective and strategy of the portfolio or underlying fund. However, because the appreciation or depreciation of a single security may have a greater impact on the NAV of a portfolio or underlying fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio or underlying fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a portfolio or underlying fund.

Cash Position
As discussed in the Portfolio’s Prospectus and the underlying funds’ prospectuses, the Portfolio’s or an underlying fund’s cash position may temporarily increase under various circumstances. Securities that the Portfolio or the underlying funds may invest in as a means of receiving a return on idle cash include domestic or foreign currency denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. The Portfolio or underlying funds may also invest in affiliated or non-affiliated money market funds. (Refer to “Investment Company Securities.”)

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The underlying INTECH Funds, subadvised by INTECH, normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. These underlying funds may use exchange-traded funds as well as futures, options, and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. These underlying funds may also invest their cash holdings in affiliated or nonaffiliated money market funds as part of a cash sweep program. Through this program, these underlying funds may invest in U.S. Government securities and other short-term, interest-bearing securities without regard to the underlying funds’ otherwise applicable percentage limits, policies, or their normal investment emphasis, when INTECH believes market, economic, or political conditions warrant a temporary defensive position.

Repurchase and Reverse Repurchase Agreements
In a repurchase agreement, the Portfolio or an underlying fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.” A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Portfolio or an underlying fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Portfolio or an underlying fund may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent the Portfolio’s or an underlying fund’s collateral focuses in one or more sectors, such as banks and financial services, the Portfolio is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolio and the underlying funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital’s analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose the Portfolio or an underlying fund to additional risk regardless of the creditworthiness of the parties involved in the transaction.

Reverse repurchase agreements are transactions in which the Portfolio or an underlying fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Portfolio or an underlying fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

Generally, a reverse repurchase agreement enables the Portfolio or an underlying fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Portfolio or the underlying fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Portfolio or the underlying fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Portfolio’s holdings or the underlying fund’s portfolio, although the Portfolio’s or the underlying fund’s intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, the Portfolio or the underlying fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolio or the underlying fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

INVESTMENT STRATEGIES AND RISKS OF THE UNDERLYING FUNDS

The Portfolio is a “fund of funds” that invests in other Janus mutual funds and does not directly invest in the securities or use the investment techniques described in this section. This section discusses investment strategies of the underlying funds

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in which the Portfolio may invest. This section also details the risks associated with each investment strategy, because each investment vehicle and technique contributes to the Portfolio’s overall risk profile.

Illiquid Investments
Although the underlying funds intend to invest in liquid securities, each underlying fund (except money market funds) may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). Each money market fund may only invest up to 5% of its total assets in illiquid securities. The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the underlying funds. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization (“NRSRO”). Investments in Rule 144A Securities could have the effect of increasing the level of an underlying fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes affecting the security. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the underlying funds’ liquidity procedures if traded in that market. Such securities will be treated as “restricted” if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933, as amended (the “1933 Act”).

If illiquid securities exceed 15% of an underlying fund’s net assets after the time of purchase, the underlying fund will take steps to reduce its holdings of illiquid securities in an orderly fashion. Because illiquid securities may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the underlying fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of an underlying fund to decline.

Each underlying fund may invest up to 5% of its total assets in venture capital investments measured at the time of an investment. A later increase or decrease in this percentage resulting from changes in values of assets will not constitute a violation of such limitation. Each underlying fund may make an initial investment of up to 0.5% of its total assets in any one venture capital company. An underlying fund may not invest in aggregate more than 1% of its total assets, measured at the time of the subsequent purchase, in any one venture capital company.

Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The underlying funds may not be able to sell such investments when the portfolio managers and/or investment personnel deem it appropriate to do so due to restrictions on their sale. In addition, the underlying funds may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the underlying funds may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in an underlying fund’s NAV.

Securities Lending
Under procedures adopted by its Trustees, an underlying fund may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete, among other things, certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The underlying fund does not have the right to vote on securities while they are being lent; however, the underlying fund may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If an underlying fund is unable to recover a security on loan, the underlying fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the underlying fund.

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Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser. An investment in a cash management vehicle is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause an underlying fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the underlying funds and the affiliated cash management vehicle in which the cash collateral is invested, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the underlying funds and the cash management vehicle. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing the cash management vehicle used for the securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the underlying funds may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

Equity Securities
The underlying funds may invest in equity securities, which include, but are not limited to, common and preferred stocks, securities convertible or exchangeable into common stock, and warrants.

Common Stock. Common stock represents a proportionate share of the ownership of a company. Common stocks sometimes are divided into several classes, with each class having different voting rights, dividend rights, or other differences in their rights and priorities. The value of a stock is based on the market’s assessment of the current and future success of a company’s business, any income paid to stockholders, the value of the company’s assets, and general market conditions. The value of a stock may also be adversely affected by other factors such as accounting irregularities, actual or perceived weaknesses in corporate governance practices of a company’s board or management, and changes in company management. Common stock values can fluctuate dramatically over short periods.

Preferred Stock. A preferred stock represents an ownership interest in a company, but pays dividends at a specific rate and has priority over common stock in payment of dividends and liquidation claims. Preferred stock dividends are generally cumulative, noncumulative, or participating. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. Like debt securities, the value of a preferred stock often fluctuates more in response to changes in interest rates and the creditworthiness of the issuer, rather than in response to changes in the issuer’s profitability and business prospects. Preferred stock is subject to similar risks as common stock and debt securities.

Convertible Security. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security, such as a “convertible preferred stock,” provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. Like a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. As with a fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by an underlying fund is called for redemption or conversion, the underlying fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

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Warrants. Warrants constitute options to purchase equity securities at a specific price and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying equity securities. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the common stock to rise. The price of a warrant may be more volatile than the price of its underlying security. A warrant becomes worthless if it is not exercised within the specified time period.

Special Purpose Acquisition Companies. Certain underlying funds may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC typically invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities, and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of a SPAC’s securities is particularly dependent on the ability of the SPAC’s management to timely identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. To the extent the SPAC is invested in cash or similar securities while awaiting an acquisition opportunity, a Portfolio’s ability to meet its investment objective may be negatively impacted. In addition, SPACs, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Financial Services Risk
To the extent that an underlying fund invests a significant portion of its assets in the financial services sector, that underlying fund will have more exposure to the risks inherent to the financial services sector. Financial services companies may be adversely affected by changes in regulatory framework or interest rates that may negatively affect financial services businesses; exposure of a financial institution to a nondiversified or concentrated loan portfolio; exposure to financial leverage and/or investments or agreements that, under certain circumstances, may lead to losses; and the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all financial services companies.

Natural Disasters and Extreme Weather Conditions
Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s or an underlying fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio or the underlying fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Foreign Securities
Each underlying fund, including each INTECH Fund to the extent that foreign securities may be included in its respective named benchmark index, may invest in foreign securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities because an underlying fund’s performance may depend on factors other than the performance of a particular company. These factors include:

Currency Risk. As long as an underlying fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When an underlying fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

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Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of an underlying fund’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Additionally, European markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and worldwide sellers of credit default swaps linked to that country’s creditworthiness. These trends have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of all European countries, which in turn may have a material adverse effect on an underlying fund’s investments in such countries, other countries that depend on European countries for significant amounts of trade or investment, or issuers with exposure to European debt.

Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares, or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for an underlying fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on an underlying fund. Such factors may hinder an underlying fund’s ability to buy and sell emerging market securities in a timely manner, affecting the underlying fund’s investment strategies and potentially affecting the value of the underlying fund.

Geographic Investment Risk. To the extent that an underlying fund invests a significant portion of its assets in a particular country or geographic region, the underlying fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on an underlying fund’s performance.

Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Geographic Concentration Risk. Because the underlying Janus Asia Equity Fund intends to focus its investments in a particular geographic region, the underlying fund’s performance is expected to be closely tied to various factors such as the social, financial, economic, and political conditions within that region or country. Specifically, the underlying fund’s investments in Asian issuers increases that fund’s exposure to various risks including, but not limited to, risks associated with volatile securities markets, currency fluctuations, social, political, and regulatory developments, economic environmental events (such as natural disasters), and changes in tax or economic policies, each of which, among others, may be particular to Asian countries or region.

Because of the underlying Janus Asia Equity Fund’s investment focus on Asian issuers, its investments will be more sensitive to social, financial, economic, political, and regulatory developments affecting the fiscal stability of a particular country and/or the broader region. Events that negatively affect the fiscal stability of a particular country and/or the broader region may cause the value of the underlying fund’s holdings to decrease, in some cases significantly. As a result, that fund is likely to be more volatile than a fund that is more geographically diverse in its investments.

The Asian region within which the underlying fund will focus its investments comprises countries in various stages of economic and political development. As a result, some countries may have relatively unstable governments or may experience

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adverse conditions such as overextension of credit, currency devaluations and restrictions, less efficient markets, rising unemployment, high inflation, underdeveloped financial services sectors, heavy reliance on international trade, prolonged economic recessions, and political instability, including military disruption, which could result in significant downturns and volatility in the economies of Asian countries and therefore have an adverse effect on the value of the underlying fund’s portfolio. Certain Asian countries may be vulnerable to trade barriers and other protectionist measures. Some countries have restricted the flow of money in and out of the country. Further, if Asian securities fall out of favor, it may cause the underlying fund to underperform funds that do not focus their investments in a single region of the world.

It is also possible that from time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to social, financial, economic, political, and regulatory developments. The economies of the Asian countries in which the underlying fund invests may be interdependent, which could increase the possibility that conditions in one country will adversely impact the issuers of securities in a different country or region, or that the impact of such conditions will be experienced at the same time by the region as a whole. Likewise, the economies of the Asian region may also be dependent on the economies of other countries, such as the United States and Europe and events in these economies could negatively impact the economies of the Asian region.

The trading volume on some Asian stock exchanges tends to be much lower than in the United States, and Asian securities of some companies are less liquid and more volatile than similar United States securities which could lead to a significant possibility of loss to the underlying fund. In addition, brokerage commissions on regional stock exchanges are fixed and are generally higher than the negotiated commissions in the United States.

Emerging Markets. Within the parameters of its specific investment policies, each underlying fund, including each underlying INTECH Fund to the extent that emerging markets may be included in its respective named benchmark index, and particularly Global Research Portfolio, Global Technology Portfolio, Overseas Portfolio, Janus Asia Equity Fund, Janus Emerging Markets Fund, Janus Global Bond Fund, Janus Global Life Sciences Fund, Janus Global Research Fund, Janus Global Technology Fund, Janus Overseas Fund, Perkins Global Value Fund, and Perkins International Value Fund, may invest its assets in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Indexsm. Each of the underlying Janus Global Real Estate Fund, Janus Global Select Fund, and Janus International Equity Fund will normally limit its investments in emerging market countries to 15%, 30%, and 20%, respectively, of its net assets. The underlying Janus Real Return Fund has, at times, invested a significant portion of its assets in emerging markets and may continue to do so. The underlying Janus Emerging Markets Fund will invest at least 80% of its net assets in companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Indexsm, which measures the equity market performance of developed markets. Investing in emerging markets involves certain risks not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries as previously discussed under “Foreign Securities.” The prices of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an underlying fund’s investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. In addition, the economies of developing countries tend to be heavily dependent upon international trade and, as such, have been, and may continue to be, adversely impacted by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they do business.

The securities markets of many of the countries in which the underlying funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the underlying funds to obtain or to enforce a judgment against the issuers of

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such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. Further, an underlying fund’s ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities. The underlying funds may be subject to emerging markets risk to the extent that they invest in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

Investment in China A Shares Market. The Chinese government may permit a foreign investor to invest in China A Shares as a licensed Qualified Foreign Institutional Investor (“QFII”). QFII licenses are granted by the China Securities Regulatory Commission (“CSRC”) and investment quota is granted by the State Administration of Foreign Exchange (“SAFE”). Janus Capital has been granted a QFII license and investment quota. There can be no assurance that a Portfolio will receive investment quota. For Janus funds that receive allocations, a failure to utilize quota and invest in Chinese local market equity securities and/or any repatriation of capital by a Portfolio may result in the permanent loss of investment quota otherwise available to the Portfolios or other funds.

With respect to direct China A Shares investments, as a general matter, any capital invested and profits generated cannot be repatriated for a minimum of one year. Repatriation of any invested capital is subject to approval by the regulator. Additionally, any repatriation of profits would be subject to an audit by a registered accountant in China, and subject to regulatory approval. In light of the foregoing, an underlying fund’s investment in China A Shares would be subject to the underlying fund’s limit of investing up to 15% of its net assets in illiquid investments. An investment in China A Shares is also generally subject to the risks identified under Foreign Securities, and foreign investment risks such as price controls, expropriation of assets, confiscatory taxation, and nationalization may be heightened when investing in China. The China A Shares market may be less liquid and trading prices could be more volatile than other foreign securities markets because of low trading volume and restrictions on movement of capital.

Peoples Republic of China (“PRC”) regulations require QFIIs to entrust assets held in the PRC and to interact with government agencies through a China-based qualified custodian bank. Assets attributable to clients of Janus Capital will be held by the custodian in RMB (or Renminbi, which is the sole legal tender issued by the PRC) accounts, foreign exchange accounts, and securities accounts in the joint name of Janus Capital and its clients, although the terms of the custody agreement make clear that the contents of the accounts belong to the clients, and not to Janus Capital. China A Shares that are traded on the Shanghai or Shenzhen Stock Exchange are dealt and held in book-entry form through the China Securities Depository and Clearing Corporation (“CSDCC”). Securities purchased by Janus Capital, in its capacity as a QFII, on behalf of an underlying fund can currently be received by the CSDCC as credited to a securities trading account maintained in the joint names of Janus Capital and its clients. Janus Capital may not use the account for any other purpose than for maintaining an underlying fund’s assets. Given that the custody accounts and securities trading account are maintained in the joint names of Janus Capital and its clients, an underlying fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the underlying fund. In particular, there is a risk that creditors of Janus Capital may assert that the securities are owned by Janus Capital and not the underlying fund, and that a Chinese court, or a court applying Chinese law, would uphold such an assertion, in which case creditors of Janus Capital could seize assets of such underlying fund.

Short Sales
Certain underlying funds, with the exception of the INTECH Funds, may engage in “short sales against the box.” This technique involves either selling short a security that an underlying fund owns, or selling short a security that the underlying fund has the right to obtain, for delivery at a specified date in the future. An underlying fund does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. An underlying fund borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, an underlying fund loses the opportunity to participate in the gain.

Certain underlying funds, with the exception of the INTECH Funds, may also engage in other short sales. An underlying fund may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. In a short sale transaction, an underlying fund sells a security it does not own to a purchaser at a specified price. To complete a short sale, an underlying fund must: (i) borrow the security to deliver it to the purchaser and (ii) buy that same security in the market to return it to the lender. Short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, an underlying fund may incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date

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on which the underlying fund replaces the borrowed security, and the underlying fund may realize a gain if the security declines in price between those same dates. Although an underlying fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. To borrow the security, an underlying fund may also be required to pay a premium, which would increase the cost of the security sold.

The underlying funds may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and an underlying fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, it is more likely that an underlying fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

Until an underlying fund closes its short position or replaces the borrowed security, the underlying fund may designate liquid assets it owns (other than the short sale proceeds) as segregated assets to the books of the broker and/or its custodian in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner is expected to be increased or decreased each business day equal to the change in market value of the underlying fund’s obligation to purchase the security sold short. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. If the lending broker requires the underlying fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the underlying fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. The underlying funds believe that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at an exercise price that covers the obligation), or by an underlying fund’s segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the underlying fund’s borrowing restrictions. This requirement to segregate assets limits an underlying fund’s leveraging of its investments and the related risk of losses from leveraging. An underlying fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, an underlying fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. An underlying fund’s ability to invest in short sales may be limited, as described in the underlying fund’s prospectuses.

Zero Coupon, Step Coupon, and Pay-In-Kind Securities
Within the parameters of its specific investment policies, each underlying fund, with the exception of the INTECH Funds, may invest up to 10% (without limit for Flexible Bond Portfolio, Janus Flexible Bond Fund, Janus Global Bond Fund, and Janus High-Yield Fund) of its net assets in zero coupon, step coupon, and pay-in-kind securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par or whether to extend it until the next payment date at the new coupon rate. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of an underlying fund’s restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

For federal income tax purposes, holders of zero coupon securities and step coupon securities are required to recognize income even though the holders receive no cash payments of interest during the year. Similarly, holders of payment-in-kind securities must include in their gross income the value of securities they receive as “interest.” In order to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder, an underlying fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds and non-cash income from payment-in-kind securities. Because an underlying fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin or may receive non-cash interest payments, in some years that underlying fund may have to distribute cash obtained from other sources in order to satisfy the distribution

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requirements under the Internal Revenue Code. An underlying fund may obtain such cash from selling other portfolio holdings, which may cause that underlying fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the amount of cash available for investment by the underlying fund, to reduce the assets to which underlying fund expenses could be allocated, and to reduce the rate of return for that underlying fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for an underlying fund to sell the securities at the time.

Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities
The underlying funds, with the exception of the INTECH Funds, may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts, and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary, which are passed through to purchasers, such as the underlying funds. The most common type of pass-through securities is mortgage-backed securities. Government National Mortgage Association (“Ginnie Mae”) Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. An underlying fund will generally purchase “modified pass-through” Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the “issuer” and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

The Federal Home Loan Mortgage Corporation (“Freddie Mac”) issues two types of mortgage pass-through securities: mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

The Federal National Mortgage Association (“Fannie Mae”) issues guaranteed mortgage pass-through certificates (“Fannie Mae Certificates”). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the underlying funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio managers and/or investment personnel will consider estimated prepayment rates in calculating the average-weighted maturity of an underlying fund, if relevant. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining

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interest rates, higher yielding mortgage-backed securities held by an underlying fund might be converted to cash, and the underlying fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit an underlying fund’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

The underlying funds’ investments in mortgage-backed securities may be backed by subprime mortgages. Subprime mortgages are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt, asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

The underlying funds, with the exception of the INTECH Funds, also may invest in other types of pass-through securities, such as credit-linked trust certificates, traded custody receipts, and participation interests. Holders of the interests are entitled to receive distributions of interest, principal, and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, an underlying fund may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of such additional funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the underlying funds’ prospectuses may apply.

Investment Company Securities
The Portfolio may invest up to 100% of its total assets in other Janus funds in reliance on Section 12(d)(1)(G) and Rule 12d1-2 of the 1940 Act.

From time to time, the underlying funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits an underlying fund from acquiring: (i) more than 3% of another investment company’s voting stock; (ii) securities of another investment company with a value in excess of 5% of an underlying fund’s total assets; or (iii) securities of such other investment company and all other investment companies owned by an underlying fund having a value in excess of 10% of the underlying fund’s total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to an underlying fund if, after the sale: (i) the underlying fund owns more than 3% of the other investment company’s voting stock or (ii) the underlying fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The underlying funds may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The underlying funds may invest their cash holdings in affiliated or non-affiliated money market funds as part of a cash sweep program. The underlying funds may purchase unlimited shares of affiliated or non-affiliated money market funds and of other funds managed by Janus Capital, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order. To the extent the underlying funds invest in money market funds or other funds, the underlying funds will be subject to the same risks that investors experience when investing in such other funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other funds. Additionally, as the adviser to the underlying funds and the money market funds or other funds or investment vehicles in which the underlying funds may invest, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the underlying funds and the money market funds and other funds.

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Investment companies may include index-based investments such as exchange-traded funds (“ETFs”), which hold substantially all of their assets in investments representing specific indices. The main risk of investing in index-based investments is the same as investing in a portfolio of investments comprising the index. As a shareholder of another investment company, an underlying fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the underlying fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio investments and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the underlying funds, to acquire their securities in excess of the limits of the 1940 Act.

Exchange-Traded Notes
Certain underlying funds may invest directly in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no period coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in an underlying fund’s total return and as a result, the Portfolio’s total return. An underlying fund may invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital or any applicable underlying subadviser, will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When an underlying fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the underlying fund’s right to redeem its investment in an ETN, which are meant to be held until maturity. An underlying fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Depositary Receipts
The underlying funds, including each INTECH Fund to the extent that they may be included in its respective named benchmark index, may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The underlying funds may also invest in European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, regulatory risk, market risk, and geographic investment risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the underlying funds’ prospectuses.

U.S. Government Securities
To the extent permitted by its investment objective and policies, each underlying fund, particularly Balanced Portfolio, Flexible Bond Portfolio, Janus Balanced Fund, Janus Flexible Bond Fund, Janus Global Bond Fund, Janus Real Return Fund, Janus Short-Term Bond Fund, and Perkins Value Plus Income Fund, may invest in U.S. Government securities. The underlying INTECH Funds may have exposure to U.S. Government securities only to the extent the cash sweep program may invest in such instruments. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which an underlying fund may invest include U.S. Treasury securities, including Treasury Inflation Protection Securities (“TIPS”), and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business

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Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which an underlying fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association (“Sallie Mae”) are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the underlying funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Obligations
The underlying funds, with the exception of the INTECH Funds, may invest in municipal obligations issued by states, territories, and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable an underlying fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities
Other types of income-producing securities that the underlying funds, with the exception of the INTECH Funds, may purchase include, but are not limited to, the following types of securities:

Inverse floaters. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No underlying fund will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, an underlying fund could lose money, or its NAV could decline by the use of inverse floaters.

Standby commitments. Standby commitments are the rights to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Strip bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bonds. This investment structure is commonly used as a means of enhancing a security’s liquidity.

The underlying funds will purchase standby commitments, tender option bonds, and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.

Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

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In order to most effectively use these investments, the portfolio managers and/or investment personnel must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio managers and/or investment personnel incorrectly forecast such movements, an underlying fund could be adversely affected by the use of variable or floating rate obligations.

Real Estate Investment Trusts (“REITs”)
Within the parameters of its specific investment policies, each of the underlying funds may invest in REITs. The underlying Janus Global Real Estate Fund and Janus Real Return Fund may invest a significant amount of its assets in these types of securities. REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. Investment in REITs may subject an underlying fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition, and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of an underlying fund’s investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through an underlying fund, a shareholder will bear not only his or her proportionate share of the expenses of an underlying fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Mortgage Dollar Rolls
Certain underlying funds, particularly Flexible Bond Portfolio, Janus Diversified Alternatives Fund, Janus Flexible Bond Fund, Janus Global Bond Fund, Janus Global Real Estate Fund, Janus High-Yield Fund, Janus Real Return Fund, and Janus Short-Term Bond Fund, may enter into “mortgage dollar rolls,” which are similar to reverse repurchase agreements in certain respects. In a “mortgage dollar roll” transaction, an underlying fund sells a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which an underlying fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which an underlying fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the underlying fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to an underlying fund generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and, therefore, price); and (vi) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

An underlying fund’s obligations under a dollar roll agreement must be covered by cash, U.S. Government securities, or other liquid high grade debt obligations equal in value to the securities subject to repurchase by an underlying fund, and segregated in accordance with 1940 Act requirements. To the extent that the underlying fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. During the roll period, an underlying fund foregoes principal and interest paid on the mortgage-backed security. An underlying fund is compensated by the difference between the current sale price and the lower forward purchase price, often referred to as the “drop,” as well as the interest earned on the cash proceeds of the initial sale.

Successful use of mortgage dollar rolls depends on an underlying fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities an underlying fund is required to purchase may decline below the agreed upon repurchase price.

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Loans
Bank Loans. Certain underlying funds, particularly Balanced Portfolio, Flexible Bond Portfolio, Global Technology Portfolio, Janus Balanced Fund, Janus Diversified Alternatives Fund, Janus Flexible Bond Fund, Janus Global Bond Fund, Janus Global Technology Fund, Janus High-Yield Fund, Janus Real Return Fund, Janus Short-Term Bond Fund, and Perkins Value Plus Income Fund may invest in bank loans, which include institutionally-traded floating and fixed-rate debt securities. Each underlying fund will limit its investments in bank loans to no more than 20% of its total assets, with the exception of Global Technology Portfolio and Janus Global Technology Fund, which will each limit their investments in bank loans to no more than 5% of their respective total assets. The bank loans in which an underlying fund may invest may be denominated in U.S. or non-U.S. currencies, including the euro.

Bank loans are obligations of companies or other entities that are typically issued in connection with recapitalizations, acquisitions, and refinancings, and may be offered on a public or private basis. Bank loans often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged and may be distressed or involved in bankruptcy proceedings. The underlying funds generally invest in bank loans directly through an agent, either by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Assignments and participations involve credit risk, interest rate risk, and liquidity risk. To the extent an underlying fund invests in non-U.S. bank loan investments, those investments are subject to the risks of foreign investment, including Eurozone risk. Some bank loans may be purchased on a “when-issued” basis.

When an underlying fund purchases an assignment, the underlying fund generally assumes all the rights and obligations under the loan agreement and will generally become a “lender” for purposes of the particular loan agreement. The rights and obligations acquired by an underlying fund under an assignment may be different, and be more limited, than those held by an assigning lender. Subject to the terms of a loan agreement, an underlying fund may enforce compliance by a borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-off. If a loan is foreclosed, an underlying fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. An underlying fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligations or that the collateral could be liquidated.

If an underlying fund purchases a participation interest, it typically will have a contractual relationship with the lender and not with the borrower. An underlying fund may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender, or any other intermediate participant. An underlying fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender and only upon receipt by the lender of the payments from the borrower. The failure by an underlying fund to receive scheduled interest or principal payments may adversely affect the income of the underlying fund and may likely reduce the value of its assets, which would be reflected by a reduction in the underlying fund’s NAV.

The borrower of a loan in which an underlying fund holds an assignment or participation interest may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that an underlying fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation. This may result in an underlying fund realizing less income on a particular investment and replacing the loan with a less attractive security, which may provide less return to the underlying fund.

Floating Rate Loans Generally. Floating rate loans typically are negotiated, structured, and originated by a bank or other financial institution (an “agent”) for a lending group or “syndicate” of financial institutions. In most cases, an underlying fund relies on the agent to assert appropriate creditor remedies against the borrower. The agent may not have the same interests as an underlying fund, and the agent may determine to waive certain covenants contained in the loan agreement that an underlying fund would not otherwise have determined to waive. The typical practice of an agent relying on reports from a borrower about its financial condition may involve a risk of fraud by a borrower. In addition, if an agent becomes insolvent or carries out its duties improperly, an underlying fund may experience delays in realizing payment and/or risk loss of principal and/or income on its floating rate loan investments. The investment team performs a credit analysis on the borrower but typically does not perform credit analysis on the agent or other intermediate participants.

Floating rate loans have interest rates that adjust periodically and are tied to a benchmark lending rate such as the London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate

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offered by one or more major U.S. banks (“Prime Rate”) or the rate paid on large certificates of deposit traded in the secondary markets (“CD rate”). The interest rate on Prime Rate based loans and corporate debt securities may float daily as the Prime Rate changes, while the interest rate on LIBOR or CD rate based loans and corporate debt securities may reset periodically. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Investing in floating rate loans with longer interest rate reset periods may increase fluctuations in an underlying fund’s NAV as a result of changes in interest rates. An underlying fund may attempt to hedge against interest rate fluctuations by entering into interest rate swaps or by using other hedging techniques.

While the underlying funds generally expect to invest in fully funded term loans, certain of the loans in which the underlying funds may invest include revolving loans and delayed draw term loans. Such loans generally obligate the lender (and those with an interest in the loan) to fund the loan at the borrower’s discretion. As such, an underlying fund would need to maintain amounts sufficient to meet its contractual obligations. In cases where an underlying fund invests in revolving loans and delayed draw term loans, the underlying fund will maintain high quality liquid assets in an amount at least equal to its obligations under the loans. Amounts maintained in high-quality liquid assets may provide less return to an underlying fund than investments in floating rate loans. Loans involving revolving credit facilities or delayed terms may require an underlying fund to increase its investment in a particular floating rate loan when it otherwise would not have done so. Further, an underlying fund may be obligated to do so even if it may be unlikely that the borrower will repay amounts due.

Purchasers of floating rate loans may pay and/or receive certain fees. The underlying funds may receive fees such as covenant waiver fees or prepayment penalty fees. An underlying fund may pay fees such as facility fees. Such fees may affect an underlying fund’s return.

With respect to certain loan transactions, including but not limited to private placements, the underlying funds may determine not to receive confidential information. Such a decision may place an underlying fund at a disadvantage relative to other investors in loans who determine to receive confidential information, as an underlying fund may be limited in its available investments or unable to make accurate assessments related to certain investments.

In cases where Janus Capital receives material, nonpublic information about the issuers of loans that may be held in an underlying fund’s holdings, Janus Capital’s ability to trade in these loans for the account of an underlying fund could potentially be limited by its possession of such information, to the extent required by applicable law. Such limitations on the ability to trade in the loans and/or other securities of the issuer could have an adverse effect on an underlying fund by, for example, preventing the underlying fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

The secondary market on which floating rate loans are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate loans and that there may be restrictions on their transfer. As a result, an underlying fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The secondary market may also be subject to irregular trading activity, wide price spreads, and extended trade settlement periods. With respect to below-investment grade or unrated securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Other Floating Rate Securities. The underlying funds may invest in other types of securities including, but not limited to, unsecured floating rate loans, subordinated or junior debt, including but not limited to, mezzanine loans secured by the stock of the company that owns the assets, corporate bonds, U.S. Government securities, mortgage-backed and other asset-backed securities, repurchase agreements, certain money market instruments, high-risk/high-yield bonds, and other instruments (including synthetic or hybrid) that pay interest at rates that adjust whenever a specified interest rate changes and/or resets on predetermined dates.

Creditor Committees
Because an underlying fund becomes a creditor of an issuer when holding a bond, Janus Capital may from time to time participate on creditor committees on behalf of the underlying funds. These are committees formed by creditors to negotiate with management of the issuer and are intended to protect the rights of bondholders in the event of bankruptcy, bond covenant default, or other issuer-related financial problems. Participation on creditor committees may expose Janus Capital or an underlying fund to material non-public information of the issuer, restricting such underlying fund’s ability to trade in a particular security. Participation in creditor committees may also expose the underlying funds to federal bankruptcy laws or

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other legislation governing rights of debtors and creditors. Janus Capital will only participate in creditor committees on behalf of an underlying fund when it believes such participation is desirable to protect the value of underlying fund securities or enforce an underlying fund’s rights as a creditor.

High-Yield/High-Risk Bonds
Within the parameters of its specific investment policies, each underlying fund may invest in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor’s Ratings Services and Fitch, Inc., or Ba or lower by Moody’s Investors Service, Inc.). The underlying Janus High-Yield Fund may invest without limit in such bonds. To the extent an underlying fund invests in high-yield/high-risk bonds, under normal circumstances, each of the underlying funds indicated will limit its investments in such bonds to 35% or less of its net assets (Balanced Portfolio, Enterprise Portfolio, Flexible Bond Portfolio, Forty Portfolio, Global Research Portfolio, Global Technology Portfolio, Janus Portfolio, Overseas Portfolio, Janus Balanced Fund, Janus Diversified Alternatives Fund, Janus Enterprise Fund, Janus Flexible Bond Fund, Janus Forty Fund, Janus Fund, Janus Global Bond Fund, Janus Global Life Sciences Fund, Janus Global Real Estate Fund, Janus Global Research Fund, Janus Global Select Fund, Janus Global Technology Fund, Janus Growth and Income Fund, Janus Overseas Fund, Janus Research Fund, Janus Short-Term Bond Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, Perkins Global Value Fund, Perkins International Value Fund, and Perkins Select Value Fund), 20% or less of its net assets (Janus Aspen Perkins Mid Cap Value Portfolio, Janus Asia Equity Fund, Janus Contrarian Fund, Janus Emerging Markets Fund, Janus International Equity Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, and Perkins Small Cap Value Fund), 50% or less of the fixed-income portion of its net assets (Perkins Value Plus Income Fund), or 90% or less of its net assets (Janus Real Return Fund). The underlying INTECH Funds do not intend to invest in high-yield/high-risk bonds.

Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an underlying fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

An underlying fund may also invest in unrated bonds of foreign and domestic issuers. For the underlying funds subject to such limit, unrated bonds will be included in each underlying fund’s limit, as applicable, on investments in bonds rated below investment grade unless its portfolio managers and/or investment personnel deem such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. An underlying fund’s portfolio managers and/or investment personnel will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

The secondary market on which high-yield securities are traded is less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Additionally, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of this SAI for a description of bond rating categories.

Defaulted Securities
An underlying fund may hold defaulted securities if its portfolio managers and/or investment personnel believe, based upon an analysis of the financial condition, results of operations, and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the underlying funds subject to such limit, defaulted securities will be included in each underlying fund’s limit on investments in bonds rated below investment grade. Notwithstanding the portfolio managers’ and/or investment personnel’s belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

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Disposition of Portfolio Securities. Although the underlying funds generally will purchase securities for which their portfolio managers and/or investment personnel expect an active market to be maintained, defaulted securities may be less actively traded than other securities, and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The underlying funds will limit holdings of any such securities to amounts that the portfolio managers and/or investment personnel believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit an underlying fund’s ability to readily dispose of securities to meet redemptions.

Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the underlying funds.

Futures, Options, and Other Derivative Instruments
Certain underlying funds may invest in various types of derivatives, which may at times result in significant derivative exposure. The underlying INTECH Funds may invest, to a limited extent, in certain types of derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A derivative is a financial instrument whose performance is derived from the performance of another asset. An underlying fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

An underlying fund may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When an underlying fund invests in a derivative for speculative purposes, the underlying fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. An underlying fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. An underlying fund’s ability to use derivative instruments may also be limited by tax considerations. (See “Income Dividends, Capital Gains Distributions, and Tax Status.”)

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including:

Counterparty risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the underlying fund.

Currency risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. An underlying fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Index risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the underlying fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the underlying fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Derivatives may generally be traded over-the-counter (“OTC”) or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, an underlying fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the underlying fund may require the counterparty to post collateral if the underlying fund has a net aggregate unrealized gain on all OTC

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derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Futures Contracts. Certain underlying funds may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, commodities, and commodity-linked derivatives (to the extent permitted by the underlying fund and the Internal Revenue Code), or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, commodities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”) or brokerage firm, which are members of a relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded, and currently are maintained in cash or certain other liquid assets held by the underlying funds. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of an underlying fund’s investment limitations. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of an underlying fund, the underlying fund may be entitled to return of margin owed to such underlying fund only in proportion to the amount received by the FCM’s other customers. Janus Capital or the subadviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the underlying funds do business.

The Portfolio has filed a notice of eligibility for exemption from the definition of the term “commodity pool operator” in accordance with Rule 4.5 of the U.S. Commodity Exchange Act, as amended (“Commodity Exchange Act”) and, therefore, the Portfolio is not subject to regulation as a commodity pool operator under the Commodity Exchange Act. The underlying funds in which the Portfolio invests may enter into futures contracts and related options as permitted under Rule 4.5. Amendments to Rule 4.5 adopted in 2012, however, narrowed the exemption from the definition of commodity pool operator and effectively imposed additional restrictions on the Portfolio’s indirect exposure to futures, options, and swaps. The Portfolio will become subject to increased CFTC regulation if the underlying funds in which the Portfolio invests collectively hold more than a prescribed level of assets in such instruments, or if the Portfolio markets itself as providing investment exposure to these instruments. If the Portfolio cannot meet the requirements of Rule 4.5, Janus Capital and the Portfolio would need to comply with additional disclosure, reporting, and recordkeeping requirements, which are currently pending final rulemaking. Although the ultimate effect of such rulemaking is uncertain, such additional requirements could increase the Portfolio’s expenses and/or limit the Portfolio’s ability to achieve its investment objective. Janus Capital is registered as a commodity pool operator in connection with the operation of one or more other Janus mutual funds which do not qualify for the Rule 4.5 exemption. Additionally, the underlying funds in which the Portfolio invests may in turn invest in certain securitized vehicles and/or mortgage REITs that may invest in commodity-related investments and which, in turn, may be considered commodity pools. Janus Capital has no transparency into the holdings of these pooled investment vehicles in which the underlying funds may invest. Therefore, Janus Capital has filed a claim with the CFTC to rely on available relief to delay any regulation as a “commodity pool operator” with respect to the Portfolio until June 30, 2013, or six months from the date on which the CFTC issues additional guidance on the treatment of commodity-related investments held by such pooled investment vehicles.

Although an underlying fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the underlying fund immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because an underlying fund’s cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the underlying fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.

The underlying funds may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. An underlying fund may also enter into futures contracts to protect itself from fluctuations in the value of individual securities, the securities markets generally, or interest rate fluctuations,

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without actually buying or selling the underlying debt or equity security. For example, if an underlying fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the underlying fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the underlying fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. An underlying fund may also use this technique with respect to an individual company’s stock. To the extent the underlying fund enters into futures contracts for this purpose, the segregated assets maintained to cover such underlying fund’s obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the underlying fund with respect to the futures contracts. Conversely, if an underlying fund holds stocks and seeks to protect itself from a decrease in stock prices, the underlying fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if an underlying fund holds an individual company’s stock and expects the price of that stock to decline, the underlying fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company’s stock price. An underlying fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

If an underlying fund, with the exception of the INTECH Funds, owns interest rate sensitive securities and the portfolio managers and/or investment personnel expect interest rates to increase, the underlying fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the underlying fund selling such securities in its portfolio. If interest rates increase as anticipated, the value of the securities would decline, but the value of the underlying fund’s interest rate futures contract would increase, thereby keeping the NAV of the underlying fund from declining as much as it may have otherwise. If, on the other hand, the portfolio managers and/or investment personnel expect interest rates to decline, the underlying fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the securities. Although an underlying fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio managers and/or investment personnel still may not result in a successful use of futures.

Futures contracts entail risks. There is no guarantee that derivative investments will benefit the underlying funds. An underlying fund’s performance could be worse than if the underlying fund had not used such instruments. For example, if an underlying fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the underlying fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio managers and/or investment personnel must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if an underlying fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the underlying fund.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to an underlying fund will not match exactly the underlying fund’s current or potential investments. An underlying fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests – for

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example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities – which involves a risk that the futures position will not correlate precisely with the performance of the underlying fund’s investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with an underlying fund’s investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between an underlying fund’s investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. An underlying fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in an underlying fund’s futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the underlying fund’s other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for an underlying fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the underlying fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such underlying fund’s access to other assets held to cover its futures positions also could be impaired.

Options on Futures Contracts. The underlying funds may buy and write put and call options on futures contracts. A purchased option on a future gives an underlying fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when an underlying fund is not fully invested, it may buy a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, an underlying fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the underlying fund’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is higher than the exercise price, an underlying fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the underlying fund is considering buying. If a call or put option an underlying fund has written is exercised, the underlying fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, an underlying fund’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, an underlying fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

The amount of risk an underlying fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also

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entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the asset at the time of delivery. The underlying funds, with the exception of the INTECH Funds, may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes the underlying funds’ principal uses of forward foreign currency exchange contracts (“forward currency contracts”). An underlying fund may enter into forward currency contracts with stated contract values of up to the value of the underlying fund’s assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). An underlying fund may invest in forward currency contracts for nonhedging purposes such as seeking to enhance return. An underlying fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell (“transaction hedge”). An underlying fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (“position hedge”) or by participating in options or futures contracts with respect to the currency. An underlying fund also may enter into a forward currency contract with respect to a currency where the underlying fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments (“anticipatory hedge”). In any of these circumstances an underlying fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio managers and/or investment personnel believe there is a reasonable degree of correlation between movements in the two currencies (“cross-hedge”). In addition, certain underlying funds may cross-hedge their U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in their respective benchmark index and/or to cover an underweight country or region exposure in their portfolio.

These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on an underlying fund’s foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting an underlying fund’s currency exposure from one foreign currency to another removes the underlying fund’s opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the underlying fund if its portfolio managers’ and/or investment personnel’s projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause an underlying fund to assume the risk of fluctuations in the value of the currency it purchases which may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for an underlying fund than if it had not entered into such contracts.

In general, the underlying funds cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that an underlying fund is not able to cover its forward currency positions with underlying portfolio securities, the underlying fund’s custodian segregates cash or other liquid assets having a value equal to the aggregate amount of the underlying fund’s commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the underlying fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the underlying fund’s commitments with respect to such contracts. As an alternative to segregating assets, an underlying fund may buy call options permitting the underlying fund to

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buy the amount of foreign currency being hedged by a forward sale contract, or an underlying fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the underlying funds’ ability to utilize forward contracts may be restricted. In addition, an underlying fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge underlying fund assets.

Options on Foreign Currencies. The underlying funds, with the exception of the INTECH Funds, may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, an underlying fund may buy put options on the foreign currency. If the value of the currency declines, the underlying fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an underlying fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to an underlying fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, an underlying fund could sustain losses on transactions in foreign currency options that would require the underlying fund to forego a portion or all of the benefits of advantageous changes in those rates.

The underlying funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, an underlying fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decline in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, an underlying fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow the underlying fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised, and the underlying fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, an underlying fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The underlying funds may write covered call options on foreign currencies. A call option written on a foreign currency by an underlying fund is “covered” if the underlying fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if an underlying fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the underlying fund in cash or other liquid assets in a segregated account with the underlying fund’s custodian.

The underlying funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which an underlying fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the underlying fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

Eurodollar Instruments. The underlying funds, with the exception of the INTECH Funds, may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are

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linked to the LIBOR, although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. An underlying fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Additional Risks of Options on Foreign Currencies, Forward Contracts, and Foreign Instruments. Unlike transactions entered into by the underlying funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Similarly, options on currencies may be traded over-the-counter. In an OTC trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the Options Clearing Corporation (“OCC”), thereby reducing the risk of credit default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the OTC market, potentially permitting an underlying fund to liquidate open positions at a profit prior to exercise or expiration or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts, and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in an underlying fund’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

An underlying fund, with the exception of the INTECH Funds, may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the underlying fund. Such participation may subject the underlying fund to expenses such as legal fees and may make the underlying fund an “insider” of the issuer for purposes of the federal securities laws, which may restrict the underlying fund’s ability to trade in or acquire additional positions in a particular security or other securities of the issuer when it might otherwise desire to do so. Participation by an underlying fund on such committees also may expose the underlying fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. An underlying fund would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce the underlying fund’s rights as a creditor or to protect the value of securities held by the underlying fund.

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Options on Securities. In an effort to increase current income and to reduce fluctuations in NAV, the underlying funds, with the exception of the INTECH Funds, may write covered and uncovered put and call options and buy put and call options on securities that are traded on U.S. and foreign securities exchanges and OTC. Examples of covering transactions include: (i) for a written put, selling short the underlying instrument at the same or higher price than the put’s exercise price; and (ii) for a written call, owning the underlying instrument. The underlying funds may write and buy options on the same types of securities that the underlying funds may purchase directly. The underlying funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date.

An underlying fund may cover its obligations on a put option by segregating cash or other liquid assets with the underlying fund’s custodian for a value equal to: (i) the full notional value of the put for physically settled options; or (ii) the in-the-money value of the put for cash settled options. An underlying fund may also cover its obligations on a put option by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held: (i) is equal to or greater than the exercise price of the put written; or (ii) is less than the exercise price of the put written if the difference is maintained by the underlying fund in cash or other liquid assets in a segregated account with its custodian. The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

An underlying fund may cover its obligations on a call option by segregating cash or other liquid assets with the underlying fund’s custodian for a value equal to: (i) the full notional value of the call for physically settled options; or (ii) the in-the-money value of the call for cash settled options. An underlying fund may also cover its obligations on a written call option by (i) owning the underlying security covered by the call or having an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the underlying fund’s custodian) upon conversion or exchange of other securities held in its portfolio; or (ii) holding a call on the same security and in the same principal amount as the call written where the exercise price of the call held: (a) is equal to or less than the exercise price of the call written; or (b) is greater than the exercise price of the call written if the difference is maintained by the underlying fund in cash or other liquid assets in a segregated account with its custodian.

An underlying fund would write a call option for hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio managers and/or investment personnel believe that writing the option would achieve the desired hedge.

The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer’s position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a “closing sale transaction.” This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

In the case of a written call option, effecting a closing transaction will permit an underlying fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit an underlying fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit an underlying fund to use the cash or

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proceeds from the concurrent sale of any securities subject to the option for other investments. If an underlying fund desires to sell a particular security from its portfolio on which it has written a call option, the underlying fund will effect a closing transaction prior to or concurrent with the sale of the security.

An underlying fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. An underlying fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the underlying fund.

An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, an underlying fund may not be able to effect closing transactions in particular options and the underlying fund would have to exercise the options in order to realize any profit. If an underlying fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange (“Exchange”) on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

An underlying fund may write options in connection with buy-and-write transactions. In other words, an underlying fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”), or above (“out-of-the-money”) the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, an underlying fund’s maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the underlying fund’s purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and an underlying fund’s gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the underlying fund may elect to close the position or take delivery of the security at the exercise price and the underlying fund’s return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

An underlying fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the underlying fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

An underlying fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the underlying fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the underlying fund.

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An underlying fund may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that an underlying fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

Options on Securities Indices. The underlying funds may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities. The index may fluctuate as a result of changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor’s 100. Indices may also be based on a particular industry, market segment, or certain currencies such as the U.S. Dollar Index or DXY Index.

Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

Options on Non-U.S. Securities Indices. The underlying funds may purchase and write put and call options on foreign securities indices listed on domestic and foreign securities exchanges. The underlying funds may also purchase and write OTC options on foreign securities indices.

The underlying funds may, to the extent allowed by federal and state securities laws, invest in options on non-U.S. securities indices instead of investing directly in individual non-U.S. securities. The underlying funds may also use foreign securities index options for bona fide hedging and non-hedging purposes.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices may be more likely to occur, although the underlying funds generally will only purchase or write such an option if Janus Capital or the subadviser, as applicable, believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The underlying funds will not purchase such options unless Janus Capital or the subadviser, as applicable, believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in an underlying fund’s portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the portfolio managers and/or investment personnel may be forced to liquidate portfolio securities to meet settlement obligations. An underlying fund’s activities in index options may also be restricted by the requirements of the Internal Revenue Code for qualification as a regulated investment company.

In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or exist.

Other Options. In addition to the option strategies described above and in the prospectuses, certain underlying funds, with the exception of the INTECH Funds, may purchase and sell a variety of options with non-standard payout structures or other features (“exotic options”). Exotic options are traded OTC and typically have price movements that can vary markedly from simple put or call options. The risks associated with exotic options are that they cannot be as easily priced and may be subject to liquidity risk. While some exotic options have fairly active markets others are mostly thinly traded instruments.

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Some options are pure two-party transactions and may have no liquidity. An underlying fund may treat such instruments as illiquid and will limit its investments in such instruments to no more than 15% of its net assets, when combined with all other illiquid investments of the underlying fund. An underlying fund may use exotic options to the extent that they are consistent with the underlying fund’s investment objective and investment policies, and applicable regulations.

An underlying fund may purchase and sell exotic options that have values which are determined by the correlation of two or more underlying assets. These types of options include, but are not limited to, outperformance options, yield curve options, or other spread options.

Outperformance Option – An option that pays the holder the difference in the performance of two assets. The value of an outperformance option is based on the relative difference, i.e. the percentage outperformance of one underlying security or index compared to another. Outperformance options allow the underlying fund to gain leveraged exposure to the percentage price performance of one security or index over another. The holder of an outperformance option will only receive payment under the option contract if a designated underlying asset outperforms the other underlying asset. If outperformance does not occur, the holder will not receive payment. The option may expire worthless despite positive performance by the designated underlying asset. Outperformance options are typically cash settled and have European-style exercise provisions.

Yield Curve Options – An option whose value is based on the yield spread or yield differential between two securities. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Spread Option – A type of option that derives its value from the price differential between two or more assets, or the same asset at different times or places. Spread options can be written on all types of financial products including equities, bonds and currencies.

Swaps and Swap-Related Products. The underlying funds, with the exception of the INTECH Funds, may enter into swap agreements or utilize swap-related products, including, but not limited to, total return swaps, equity swaps, interest rate swaps, caps, and floors (either on an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. An underlying fund may enter into swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the underlying fund. An underlying fund will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the underlying fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the underlying fund’s obligations over its entitlement with respect to each swap will be calculated on a daily basis, and an amount of cash or other liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the underlying fund’s custodian. If an underlying fund enters into a swap on other than a net basis, it would maintain segregated assets in the full amount accrued on a daily basis of its obligations with respect to the swap.

Swap agreements entail the risk that a party will default on its payment obligations to an underlying fund. If there is a default by the other party to such a transaction, the underlying fund normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that the underlying fund will not be able to meet its obligation to the counterparty. Swap agreements traditionally were privately negotiated and entered into in the over-the-counter market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now requires certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

An underlying fund normally will not enter into any total return, equity, or interest rate swap, cap, or floor transaction unless the claims-paying ability of the other party thereto meets guidelines established by Janus Capital. Janus Capital’s guidelines may be adjusted in accordance with market conditions. Janus Capital or the subadviser, as applicable, will monitor the creditworthiness of all counterparties on an ongoing basis. Generally, parties that are rated in the highest short-term rating category by an NRSRO will meet Janus Capital’s guidelines. The ratings of NRSROs represent their opinions of the claims-paying ability of entities rated by them. NRSRO ratings are general and are not absolute standards of quality.

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The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other types of swaps. To the extent an underlying fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of total return, equity, or interest rate swap transactions that may be entered into by an underlying fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by an underlying fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that an underlying fund is contractually obligated to make. If the other party to a swap that is not collateralized defaults, the underlying fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. An underlying fund may buy and sell (i.e., write) caps and floors, without limitation, subject to the segregation requirement described above.

Another form of a swap agreement is the credit default swap. An underlying fund may enter into various types of credit default swap agreements (with notional values not to exceed 10% of the net assets of the underlying fund) for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, an underlying fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the underlying fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the underlying fund would keep the stream of payments and would have no payment obligations. As the seller, the underlying fund would effectively add leverage to its portfolio because, in addition to its total net assets, the underlying fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that an underlying fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement. An underlying fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the underlying fund would function as the counterparty referenced in the preceding paragraph. Credit default swaps could result in losses if the underlying fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.

Credit default swap agreements may involve greater risks than if an underlying fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. An underlying fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the underlying fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the underlying fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the underlying fund.

An underlying fund may invest in funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps that are based on an index of credit default swaps (“CDXs”) or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets.

An underlying fund investing in CDXs is normally only permitted to take long positions in these instruments. An underlying fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. An underlying fund also normally indirectly bears its proportionate share of any expenses paid by a CDX in addition to the expenses of the underlying fund. By investing in CDXs, an underlying fund could be exposed to risks relating to, among other things, the reference obligation, illiquidity risk, counterparty risk, and credit risk.

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Options on Swap Contracts. Certain underlying funds may purchase or write covered and uncovered put and call options on swap contracts (“swaptions”). Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.

Structured Investments. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities.

Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. Structured investments include a wide variety of instruments which are also subject to special risk such as inverse floaters and collateralized debt obligations. Inverse floaters involve leverage which may magnify an underlying fund’s gains or losses. The risk of collateral debt obligations depends largely on the type of collateral securing the obligations. There is a risk that the collateral will not be adequate to make interest or other payments related to the debt obligation the collateral supports.

Certain underlying funds may invest in commodity-linked or commodity index-linked securities which have principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the Goldman Sachs Commodities Index. They are sometimes referred to as structured investments because the terms of the instrument may be structured by the issuer of the instrument and the purchaser of the instrument. The value of these instruments will rise or fall in response to changes in the underlying commodity or related index or investment. An underlying fund’s investment in these instruments exposes the underlying fund and the Portfolio to the commodities market and the risks associated with commodities underlying the instrument without investing directly in physical commodities. An underlying fund’s indirect exposure to commodities may be limited by the underlying fund’s intention to qualify as a regulated investment company under the Internal Revenue Code.

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, an underlying fund’s ability to resell such a structured instrument may be more limited than its ability to resell other underlying fund securities. The underlying funds may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each underlying fund’s net assets, when combined with all other illiquid investments of the underlying fund. The underlying INTECH Funds do not intend to invest in structured investments.

Investment Strategies and Risks Applicable only to an Affiliated Underlying Money Market Fund
An affiliated underlying money market fund (“underlying money market fund”) may invest only in “eligible securities” as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two NRSROs or, if only one NRSRO has issued a rating, by that NRSRO (the “Requisite NRSROs”) or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, an underlying money market fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less. A description of the ratings of some NRSROs appears in Appendix A.

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Under Rule 2a-7, an underlying money market fund may not invest more than 5% of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases the underlying money market fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

Pursuant to Rule 2a-7, an underlying money market fund will generally invest at least 97% of its total assets in “first-tier” securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, an underlying money market fund may invest in “second-tier” securities, which are eligible securities that are not first-tier securities. However, the underlying money market fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than: (i) 1/2 of 1% of its total assets in second-tier securities issued by any single issuer or (ii) 3% of its total assets in second-tier securities. Immediately after the acquisition of any demand feature or guarantee that is a second-tier security, an underlying money market fund cannot have invested more than 2.5% of its total assets in securities issued by or subject to the demand features or guarantees from the entity that issued the demand feature or guarantee. The underlying money market funds also cannot purchase second-tier securities with a remaining maturity of more than 45 days.

The following is a discussion regarding types of securities in which an underlying money market fund may invest. This information supplements and should be read in conjunction with that underlying money market fund’s prospectuses.

Participation Interests
An underlying money market fund may purchase participation interests in loans or securities in which the underlying money market fund may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives an underlying money market fund an undivided interest in the underlying loans or securities in the proportion that the underlying money market fund’s interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, an underlying money market fund will have the right to demand payment, on not more than seven days’ notice, for all or a part of the underlying money market fund’s participation interest. An underlying money market fund intends to exercise any demand rights it may have upon default under the terms of the loan or security to provide liquidity or to maintain or improve the quality of the underlying money market fund’s investment portfolio. An underlying money market fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes
An underlying money market fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days’ notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by an underlying money market fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of an underlying money market fund, as well as other money market rates of interest. An underlying money market fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities
An underlying money market fund may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by

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nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a “pass-through” of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to an underlying money market fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

In addition to interest rate risk, investments in mortgage-backed securities including those comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Thus, if borrowers are unable to make their payments, the mortgages underlying mortgage-backed securities may have higher default rates.

An underlying money market fund may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages, which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. An underlying money market fund may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of an underlying money market fund’s Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates (“PCs”) which represent interests in mortgages from Freddie Mac’s national portfolio. The mortgage loans in Freddie Mac’s portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury

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have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

An underlying money market fund may also invest in privately-issued mortgage-backed securities to the extent permitted by its investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations (“CMOs”), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Fannie Mae or Freddie Mac, or by pools of conventional mortgages.

Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Structured investment vehicles and other similar vehicles (“structured vehicles”) issue a combination of senior and subordinate debt to fund the purchase of finance company and structured finance debt. Structured vehicle debt is usually composed of a senior debt tranche made up of commercial paper and longer maturity medium term notes and one to two tranches of subordinate notes. Structured vehicle portfolios generally consist of finance company debt and structured finance assets. A structured vehicle purchases mostly highly rated medium- and long-term, fixed income assets and issues shorter-term, highly rated commercial paper and medium-term notes at lower rates to investors. Structured vehicles typically purchase finance company debt which is focused in large banks and may also include exposure to investment banks, insurance, and other finance companies. Structured vehicles also invest in credit card, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, and other asset-backed securities.

Because structured vehicles depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the structured vehicles may have to liquidate assets at a loss. Also, with respect to structured vehicles’ assets in finance companies, an underlying money market fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the underlying money market fund.

Repurchase and Reverse Repurchase Agreements
In a repurchase agreement, an underlying money market fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.” A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause an underlying money market fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, an underlying money market fund may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent an underlying money market fund’s collateral focuses in one or more sectors, such as banks and financial services, that underlying money market fund is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 5% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of an underlying money market fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital’s analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose an underlying money market fund to additional risk regardless of the creditworthiness of the parties involved in the transaction.

Reverse repurchase agreements are transactions in which an underlying money market fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. An

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underlying money market fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

Generally, a reverse repurchase agreement enables an underlying money market fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to an underlying money market fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by an underlying money market fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense for the reverse repurchase agreement transaction. This technique may also have a leveraging effect on an underlying money market fund’s portfolio, although an underlying money market fund’s intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, an underlying money market fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. An underlying money market fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

When-Issued and Delayed Delivery Securities
An underlying money market fund may purchase securities on a when-issued or delayed delivery basis. An underlying money market fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, an underlying money market fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, an underlying money market fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, an underlying money market fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its NAV.

Debt Obligations
An underlying money market fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the 1933 Act or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock
An underlying money market fund may purchase certain types of auction market preferred stock (“AMPS”) or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions
An underlying money market fund may invest in obligations of financial institutions. Examples of obligations in which an underlying money market fund may invest include negotiable certificates of deposit, bankers’ acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. An underlying money market fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which an underlying money market fund may invest.

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Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers’ acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by an underlying money market fund but may be subject to early withdrawal penalties that could reduce that underlying money market fund’s yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Foreign, Eurodollar, and to a limited extent, Yankee bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

Municipal Leases
An underlying money market fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. An underlying money market fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets certain criteria.

In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor; (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor’s ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to an underlying money market fund and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of that underlying money market fund.

PORTFOLIO TURNOVER

The portfolio turnover rate of the Portfolio is calculated by dividing the lesser of purchases or sales of portfolio securities (exclusive of purchases or sales of U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less) by the monthly average of the value of the portfolio securities owned by the Portfolio during the year. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the fiscal year. A 100% portfolio turnover rate would occur, for

38

example, if all of the securities held by the Portfolio were replaced once during the fiscal year. The Portfolio cannot accurately predict its turnover rate. Variations in portfolio turnover rates shown may be due to market conditions, changes in the size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager. The Portfolio’s portfolio turnover rate may be higher when the Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. Higher levels of portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in Portfolio performance. The following table summarizes the portfolio turnover rates for the Portfolio for the last two fiscal years, unless otherwise noted.

	Portfolio Turnover Rate for	Portfolio Turnover Rate for
	the fiscal year ended	the fiscal year ended
Portfolio Name	December 31, 2012	December 31, 2011
Global Allocation Portfolio – Moderate	42%	7%	(1)(2)

(1)	Not annualized for periods of less than one full year.
(2)	August 31, 2011 (commencement of operations) to December 31, 2011.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the portfolios and to protect the confidentiality of the portfolios’ holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. The Portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Portfolio shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Portfolio at janus.com/variable-insurance.

The Portfolio may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. The Portfolio’s top portfolio holdings, in order of position size and as a percentage of the Portfolio’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. Certain underlying funds may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Portfolios disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

The Janus funds’ Trustees, officers, and primary service providers, including investment advisers identified in this SAI, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the portfolios’ insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic

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portfolio holdings. Any confidentiality agreement entered into regarding disclosure of a Janus fund’s portfolio holdings includes a provision that portfolio holdings are the confidential property of that Janus fund and may not be shared or used directly or indirectly for any purpose (except as specifically provided in the confidentiality agreement), including trading in portfolio shares.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital’s Chief Compliance Officer or Ethics Committee that a Janus fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds’ Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

Under extraordinary circumstances, Janus Capital’s Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

To the best knowledge of the Janus funds, as of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above under ongoing arrangements with the funds and/or Janus Capital, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of one or more subadvisers and their products.

Name	Frequency	Lag Time
ACA Compliance Group	As needed	Current
ALPS Distributors, Inc.	As needed	Current
AnchorPath Financial, LLC	As needed	Current
Apex Systems, Inc.	As needed	Current
Aprimo, Inc.	As needed	Current
Athena Investment Services	As needed	Current
Barclays Capital Inc.	Daily	Current
Barra, Inc.	Daily	Current
BNP Paribas	Daily	Current
BNP Paribas Prime Brokerage, Inc.	Daily	Current
BNP Securities Corp.	Daily	Current
BNY Mellon Performance and Risk Analytics, LLC	Monthly	Current
Brockhouse & Cooper Inc.	Quarterly	Current
Brown Brothers Harriman & Co.	Daily	Current
Callan Associates Inc.	As needed	Current
Cambridge Associates LLC	Quarterly	Current
Canterbury Consulting Inc.	Monthly	Current
Carr Communications NYC, LLC	As needed	Current
Charles River Brokerage, LLC	As needed	Current
Charles River Systems, Inc.	As needed	Current
Charles Schwab & Co., Inc.	As needed	Current
CMS BondEdge	As needed	Current
Compri Consulting, Inc.	Daily	Current
Consulting Services Group, LLC	As needed	Current
Corporate Compliance Partners LLC	As needed	Current
Cutter Associates, Inc.	As needed	Current
Deloitte & Touche LLP	As needed	Current
Deloitte Tax LLP	As needed	Current
Deutsche Bank AG, New York Branch	As needed	Current

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Name	Frequency	Lag Time
DTCC Loan/SERV LLC	Daily	Current
Eagle Investment Systems Corp.	As needed	Current
Ennis, Knupp & Associates, Inc.	As needed	Current
Envestnet Asset Management Inc.	As needed	Current
Ernst & Young LLP	As needed	Current
FactSet Research Systems, Inc.	As needed	Current
Financial Express Limited	As needed	Current
Financial Models Company, Inc.	As needed	Current
FlexTrade LLC	Daily	Current
FT Interactive Data Corporation	Daily	Current
HeterMedia Services Limited	Monthly	Current
Hewitt Associates LLC	As needed	Current
Infotech Consulting Inc.	Daily	Current
Institutional Shareholder Services, Inc.	Daily	Current
International Data Corporation	Daily	Current
Investment Technology Group, Inc.	Daily	Current
InvestTech Systems Consulting, Inc.	Daily	Current
J.P. Morgan Securities LLC	As needed	Current
Jeffrey Slocum & Associates, Inc.	As needed	Current
KFORCE Inc.	Daily	Current
KPMG LLP	As needed	Current
Lipper Inc.	Quarterly	Current
Marco Consulting Group, Inc.	Monthly	Current
Marquette Associates	As needed	Current
Markit Loans, Inc.	Daily	Current
Mercer Investment Consulting, Inc.	As needed	Current
Merrill Communications LLC	Quarterly	Current
Moody’s Investors Service Inc.	Weekly	7 days or more
Morningstar, Inc.	As needed	30 days
New England Pension Consultants	Monthly	Current
Nikko AM Americas	As needed	Current
Nomura Funds Research & Technologies America Inc.	As needed	Current
Omgeo LLC	Daily	Current
Pacific Life	As needed	Current
Perficient, Inc.	As needed	Current
PricewaterhouseCoopers LLP	As needed	Current
Prima Capital Holding, Inc.	As needed	Current
Prima Capital Management, Inc.	Quarterly	15 days
Promontory Financial Group, LLC	As needed	Current
Protiviti, Inc.	As needed	Current
QuoteVision Limited	Daily	Current
RR Donnelley and Sons Company	Daily	Current
RR Donnelley and Sons Company	Semi-annually	Current
R.V. Kuhns & Associates	As needed	Current
Reuters America Inc.	Daily	Current
Rocaton Investment Advisors, LLC	As needed	Current
Rogerscasey, Inc.	Quarterly	Current
Russell/Mellon Analytical Services, LLC	Monthly	Current
Sapient Corporation	As needed	Current

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Name	Frequency	Lag Time
SEI Investments	As needed	Current
Serena Software, Inc.	As needed	Current
SimCorp USA, Inc.	As needed	Current
SS&C Technologies, Inc.	As needed	Current
Standard & Poor’s	Daily	Current
Standard & Poor’s Financial Services	Weekly	2 days or more
Standard & Poor’s Securities Evaluation	Daily	Current
State Street Bank and Trust Company	Daily	Current
State Street Global Advisors	Monthly	Current
Stratford Advisory Group, Inc.	As needed	Current
Summit Strategies Group	Monthly; Quarterly	Current
The Ohio National Life Insurance Company	As needed	Current
The Yield Book Inc.	Daily	Current
Thrivent Financial for Lutherans	As needed	Current
Top Five Solutions LLC	As needed	Current
Tower Investment	As needed	30 days
Towers Watson	As needed	Current
TradingScreen Inc.	As needed	Current
Wachovia Securities LLC	As needed	Current
Wall Street On Demand, Inc.	Monthly; Quarterly	30 days; 15 days
Wilshire Associates Incorporated	As needed	Current
Wolters Kluwer Financial Services, Inc.	Monthly	Current
Yanni Partners, Inc.	Quarterly	Current
Zephyr Associates, Inc.	Quarterly	Current

In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the portfolios may receive nonpublic portfolio holdings information.

Janus Capital manages other accounts such as separately managed accounts, other pooled investment vehicles, and portfolios sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Portfolio’s holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Portfolio’s holdings disclosure policies.

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Investment adviser

INVESTMENT ADVISER – JANUS CAPITAL MANAGEMENT LLC

As stated in the Prospectus, the Portfolio and each underlying fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

The Portfolio’s Advisory Agreement continues in effect from year to year so long as such continuance is approved at least annually by the vote of a majority of the Portfolio’s Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Trustees”), and by either the Portfolio’s Trustees or the affirmative vote of a majority of the outstanding voting securities of the Portfolio. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Portfolio’s Trustees, the vote of a majority of the outstanding voting securities of the Portfolio, or Janus Capital on 60 days’ advance written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees, and, to the extent required by the 1940 Act, the affirmative vote of a majority of the outstanding voting securities of the Portfolio.

The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolio’s investments and provide certain other advisory-related services. Janus Capital also serves as administrator and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Portfolio. Janus Capital does not receive compensation for serving as administrator and it bears the expenses related to operation of the Portfolio, such as, but not limited to, custody, fund accounting and tax services; shareholder servicing; state registration; and preparation of various documents filed with the SEC. The Portfolio bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of Janus Capital; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Portfolio; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and Janus Services on behalf of the Portfolio; any litigation; and other extraordinary expenses. Many of these costs vary from year to year which can make it difficult to predict the total impact to your Portfolio’s expense ratio, in particular during times of declining asset values of the Portfolio. As discussed in this section, Janus Capital has delegated certain management duties for certain underlying funds to INTECH, Janus Singapore, and Perkins pursuant to subadvisory agreements (“Sub-Advisory Agreements”) between Janus Capital and each Subadviser.

A discussion regarding the basis for the Trustees’ approval of the Portfolio’s Investment Advisory Agreement is included in the Portfolio’s annual or semiannual report to shareholders. You can request the Portfolio’s annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/variable-insurance.

The Portfolio pays a monthly investment advisory fee to Janus Capital for its services. The fee is based on the average daily net assets of the Portfolio and is calculated at the annual rate of 0.05%.

Janus Capital has entered into an agreement with Wilshire Associates Inc. (“Wilshire”), a global investment technology, investment consulting, and investment management firm, to act as a consultant to Janus Capital. Wilshire provides research and advice regarding asset allocation methodologies, which Janus Capital may use when determining asset class allocations for the Portfolio. Based upon information provided by Janus Capital, Wilshire also provides quantitative and qualitative evaluations of the investment style of the underlying funds’ portfolio managers and/or investment personnel. Janus Capital may use these evaluations in its decisions to allocate assets among underlying funds. For its consulting services, Janus Capital pays Wilshire an annual fee, payable monthly, that is comprised of a combination of an initial program establishment fee, fixed fee, and an asset-based fee.

EXPENSE LIMITATION

Janus Capital agreed by contract to waive the advisory fee payable by the Portfolio in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any expenses of an underlying fund (acquired fund fees and expenses), administrative services fees payable pursuant to the

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Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses, exceed the annual rate shown below. For information about how this expense limit affects the total expenses of each class of the Portfolio, refer to the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of each Prospectus. Provided that Janus Capital remains investment adviser to the Portfolio, Janus Capital has agreed to continue the waiver until at least May 1, 2014. Mortality risk, expense risk, and other charges imposed by participating insurance companies are also excluded from the expense limitation noted.

Expense Limit
Portfolio Name	Percentage (%)

Global Allocation Portfolio – Moderate	0.39

Janus Capital will be entitled to recoup such reimbursement or fee reduction from the Portfolio for a three-year period commencing with the operations (August 31, 2011) of the Portfolio, provided that at no time during such period shall the normal operating expenses allocated to the Portfolio, with the exceptions noted above, exceed the percentage stated.

The Portfolio benefits from the investment advisory services provided to the underlying funds and, as a shareholder of those underlying funds, indirectly bears a proportionate share of those underlying funds’ advisory fees.

The following table summarizes the investment advisory fees paid by the Portfolio and any advisory fee waivers pursuant to the investment advisory fee agreement in effect during the fiscal year or period ended December 31.

	2012				2011(1)
	Advisory				Advisory
Portfolio Name	Fees	Waivers(−)			Fees	Waivers(−)
Global Allocation Portfolio – Moderate	$227	−$	227	(2)	$41	−$	41	(2)

(1)	For the fiscal period August 31, 2011 (commencement of operations) to December 31, 2011.
(2)	The fee waiver by Janus Capital exceeded the advisory fee.

UNDERLYING FUNDS

Janus Capital also receives an investment advisory fee for managing the underlying funds. Each underlying fund pays a monthly investment advisory fee to Janus Capital for its services. For those with an annual fixed-rate fee, the fee is based on the average daily net assets of each underlying fund and is calculated at an annual rate for each underlying fund. Certain underlying funds have a performance-based fee structure. These underlying funds pay a fee that may adjust up or down based on the underlying fund’s performance relative to its benchmark index. For more information regarding the underlying funds’ investment advisory fees and expense limitations, please refer to the underlying funds’ prospectuses and statements of additional information.

SUBADVISERS OF CERTAIN UNDERLYING FUNDS

Janus Capital has entered into Sub-Advisory Agreements on behalf of the underlying Janus Aspen INTECH U.S. Low Volatility Portfolio, INTECH Global Dividend Fund, INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, and INTECH U.S. Value Fund with INTECH. Janus Capital, not the underlying funds, pays INTECH a subadvisory fee for services provided to the underlying INTECH Funds.

Janus Capital has entered into Sub-Advisory Agreements on behalf of the underlying Janus Asia Equity Fund, Janus Emerging Markets Fund, and Janus International Equity Fund, with Janus Singapore. Janus Capital, not the underlying fund, pays Janus Singapore a subadvisory fee for services provided to the underlying Janus Asia Equity Fund, Janus Emerging Markets Fund, and Janus International Equity Fund.

Janus Capital has entered into Sub-Advisory Agreements, on behalf of the underlying Janus Aspen Perkins Mid Cap Value Portfolio, Perkins Global Value Fund, Perkins International Value Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund, with Perkins. Janus Capital, not the underlying funds, pays Perkins a subadvisory fee for services provided to the underlying Value Funds.

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PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

Janus Capital and its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers or their affiliates, or other financial intermediaries that distribute, market or promote the Portfolio, or perform related services for contract owners or plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

In addition, Janus Capital, Janus Distributors LLC (“Janus Distributors”), or their affiliates may pay, from their own assets, to selected insurance companies, qualified plan service providers or their affiliates, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Portfolios. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) fees or reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price a contract owner or plan participant pays for Shares nor the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Portfolio and, if applicable, when considering which share class of the Portfolio is most appropriate for you. Please contact your insurance company or plan sponsor for details on such arrangements.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts, as well as other pooled investment vehicles, such as hedge funds. Janus Capital has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. As such, investment decisions for each account managed by Janus Capital, including the Portfolio, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account

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in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts’ ability to participate in volume transactions may produce better executions and prices for the accounts.

With respect to allocations of initial public offerings of equity securities or syndicate offerings of bonds (each a “Primary Offering”), under Primary Offering allocation procedures adopted by Janus Capital and Perkins, an account may participate in a Primary Offering if the portfolio managers and/or investment personnel believe the Primary Offering is an appropriate investment based on the account’s investment restrictions, risk profile, asset composition, and/or cash levels. For equity securities, these Primary Offering allocation procedures generally require that all shares purchased in a Primary Offering be allocated on a pro rata basis to all participating accounts based upon the total assets of each account. For syndicated bond offerings, the Primary Offering procedures generally require that all bonds purchased be allocated on a pro rata basis to all participating accounts within the same investment strategy (as opposed to pro rata across all participating accounts). To the extent a portfolio, such as a new portfolio, has only affiliated shareholders, such as a portfolio manager or an adviser, and the portfolio participates in a Primary Offering, those shareholders may be perceived as receiving a benefit and, as a result, may have a conflict with management of the portfolio.

Janus Capital is permitted to adjust its allocation procedures to address fractional shares, odd lots, or minimum issue sizes and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers’ and/or investment personnel’s request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives. Participation in Primary Offerings may impact performance. In particular, the allocation of securities may have the unintended consequence of having a greater impact (positive or negative) on the performance of one or more accounts compared to other accounts.

In connection with investment in Peoples Republic of China (“PRC”) local market securities, Janus Capital has developed Qualified Foreign Institutional Investor (“QFII”) allocation procedures to address potential conflicts of interest and to equitably and effectively administer QFII operations and the allocation of available investment quota. Janus Capital seeks to allocate quota and administer its QFII role in the best interests of various participating accounts. The procedures also seek to address and mitigate instances where conflicts of interest could exist with regard to the repatriation of assets. Janus Capital will seek to make quota allocation decisions and administer its QFII role without regard to any potential loss of quota which may occur if participating accounts determine to repatriate assets and there is not sufficient interest across other accounts to utilize the available quota. The procedures address additional considerations related to a given account’s objectives, policies and strategies. Janus Capital will consider, among other things, the appropriateness of investment in PRC local market securities in light of the objective, investment time horizon and risk management objectives of the account, whether the account’s liquidity position after a desired quota allocation would continue to maintain a level deemed to be adequate, and whether the desired quota allocation is deemed to be de minimis and the resulting burdens on administration and custody costs to the account outweigh perceived benefit of an investment.

Janus Capital manages long and short portfolios. The simultaneous management of long and short portfolios creates potential conflicts of interest in fund management and creates potential risks such as the risk that short sale activity could adversely affect the market value of long positions in one or more Janus funds (and vice versa), the risk arising from the sequential orders in long and short positions, and the risks associated with the trade desk receiving opposing orders in the same security at the same time.

Janus Capital has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts and risks. Among other things, Janus Capital has trade allocation procedures in place as previously described. In addition, procedures prohibit a portfolio manager from executing a short sale on a security held long in any other portfolio that he or she manages but not held long in the account the manager is placing the short in. Note this does not prohibit shorting

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against the box. The procedures also require approvals of Janus Capital senior management in other situations that raise potential conflicts of interest, as well as periodic monitoring of long and short trading activity of the Janus funds and accounts.

The Portfolio and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Pursuant to the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. All Janus funds are eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. In addition, Janus Capital receives an investment advisory fee for managing the cash management vehicle used for its securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

Each account managed by Janus Capital or the subadvisers has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

The officers and Trustees of the Portfolio may also serve as officers and Trustees of the underlying funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Portfolio and the underlying funds. The Trustees intend to address any such conflicts as deemed appropriate.

Janus Ethics Rules
Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Policy, Gift and Entertainment Policy, and Outside Business Activity Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Portfolio shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Portfolio shareholders; (v) conduct all personal trading, including transactions in the Portfolio and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) refrain from using any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

Under the Personal Trading Policy, all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Portfolio, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Portfolio. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Portfolio for their personal accounts except under circumstances specified in the Personal Trading Policy. All personnel of Janus Capital, Janus Distributors, and the Portfolio, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Personal Trading Policy.

In addition to the pre-clearance requirement described above, the Personal Trading Policy subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Personal Trading Policy and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

The Portfolio’s Trustees have delegated to Janus Capital or an underlying fund’s subadviser, as applicable, the authority to vote all proxies relating to the Portfolio’s securities in accordance with Janus Capital’s or the applicable subadviser’s own policies and procedures. Summaries of Janus Capital’s and the applicable subadviser’s policies and procedures are available

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without charge: (i) upon request, by calling 1-800-525-0020; (ii) on the Portfolio’s website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

A complete copy of Janus Capital’s proxy voting policies and procedures, including specific guidelines, is available at janus.com/proxyvoting.

The Portfolio’s proxy voting record for the one-year period ending each June 30th is available, free of charge, through janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

JANUS CAPITAL MANAGEMENT LLC
PROXY VOTING SUMMARY FOR MUTUAL FUNDS

Janus Capital seeks to vote proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service (“Proxy Voting Service”), subject to specific provisions in a client’s account documentation related to exception voting.

Proxy Voting Procedures
Janus Capital has developed proxy voting guidelines (the “Janus Guidelines”) that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the “Proxy Voting Committee”) in consultation with Janus Capital’s portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders’ interests. The Proxy Voting Committee also reviews policy rationale provided by the Proxy Voting Service related to voting recommendations for the upcoming proxy season. Once the Proxy Voting Committee establishes its recommendations and revises the Janus Guidelines, they are distributed to Janus Capital’s portfolio managers for review and implementation. Mutual fund proxies are generally voted in accordance with the Janus Guidelines. However, upon request, certain non-mutual fund client proxies are voted in accordance with the Proxy Voting Service’s Taft-Hartley guidelines (the “Taft-Hartley Guidelines”), which were developed in conjunction with the AFL-CIO and have a worker-owner view of long-term corporate value.

While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital’s portfolio managers, it does not have proxy voting authority for any proprietary or nonproprietary mutual fund. In addition, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service provides research and recommendations on proxy issues. Janus Capital’s portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager has discretion to vote differently than the Janus Guidelines.

The Proxy Voting Committee’s oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, the potential for conflicts of interest exists to the extent the portfolio managers have discretion to vote differently than the Janus Guidelines. On a quarterly basis, the Proxy Voting Committee reviews records of any votes that were cast differently than the Janus Guidelines and the related rationales for such votes. Additionally, and in instances where a portfolio manager proposes to vote a proxy inconsistent with the Janus Guidelines and a potential conflict is identified, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager’s rationale is reasonable, the Proxy Voting Committee will refer the matter to the appropriate Chief Investment Officer(s) (or Director of Research in his/her absence) to determine how to vote.

The Portfolio owns shares in underlying funds. If an underlying fund has a shareholder meeting, the Portfolio normally would vote its shares in the underlying fund in the same proportion as the votes of the other shareholders of the underlying fund.

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Proxy Voting Policies
As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

Board of Directors Issues
Janus Capital: (i) will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors; (ii) will generally vote in favor of proposals to increase the minimum number of independent directors; and (iii) will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Auditor Issues
Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

Executive Compensation Issues
Janus Capital reviews executive compensation-related proposals on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap as identified by the Proxy Voting Service, the proposed equity-based compensation plan will generally be opposed. In addition, proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period) will generally be opposed.

General Corporate Issues
Janus Capital: (i) will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers); (ii) will generally oppose proposals for different classes of stock with different voting rights; and (iii) will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are designed primarily as a short-term means to protect a tax benefit. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals
If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

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Custodian, transfer agent, and certain affiliations

State Street Bank and Trust Company (“State Street”), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolio, the underlying funds, and an affiliated cash management pooled investment vehicle. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Portfolio’s securities and cash held outside the United States. The Portfolio’s Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Portfolio’s assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Portfolio.

Janus Services LLC (“Janus Services”), 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the Portfolio’s and the underlying funds’ transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative, recordkeeping, and shareholder relations services for the Portfolio. Janus Services is not compensated for its services related to the Shares, except for out-of-pocket costs.

Through Janus Services, the Portfolio pays DST Systems, Inc. (“DST”) fees for the use of DST’s shareholder accounting system, as well as for closed accounts.

Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the distributor of the Portfolio. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. The cash-compensation amount or rate at which Janus Distributors’ registered representatives are paid for sales of products may differ based on a type of fund or a specific trust or the distribution channel or platform. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation amount or rate. You should consider these arrangements when evaluating any recommendations of your registered representative.

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Portfolio transactions and brokerage

The Portfolio will purchase and sell the principal portion of its Portfolio securities (i.e., shares of the underlying funds) by dealing directly with the issuer of the underlying funds. As such, the Portfolio is not expected to incur brokerage commissions.

Except for the underlying subadvised funds, Janus Capital places all portfolio transactions of the underlying funds and has a policy of seeking to obtain the “best execution” of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed in the underlying funds’ statements of additional information) provided that Janus Capital may occasionally pay higher commissions for research services. For more information regarding the brokerage commissions paid by the underlying funds, please refer to the underlying funds’ prospectuses and statements of additional information.

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Trustees and officers

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). As of the date of this SAI, none of the Trustees are “interested persons” of Janus Capital as that term is defined by the 1940 Act.

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Portfolio’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 72. The Trustees review the Portfolio’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Portfolio’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Investment Fund. As of the date of this SAI, collectively, the two registered investment companies consist of 56 series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund. Certain officers of the Portfolio may also be officers and/or directors of Janus Capital. Portfolio officers receive no compensation from the Portfolio, except for the Portfolio’s Chief Compliance Officer, as authorized by the Trustees.

TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

William F. McCalpin 151 Detroit Street Denver, CO 80206 DOB: 1957	Chairman Trustee	1/08-Present 6/02-Present	Managing Director, Holos Consulting LLC (provides consulting services to foundations and other nonprofit organizations). Formerly, Executive Vice President and Chief Operating Officer of The Rockefeller Brothers Fund (a private family foundation) (1998-2006).	56	Chairman of the Board and Director of The Investment Fund for Foundations Investment Program (TIP) (consisting of 2 funds); and Director of the F.B. Heron Foundation (a private grantmaking foundation).

Alan A. Brown 151 Detroit Street Denver, CO 80206 DOB: 1962	Trustee	1/13-Present	Managing Director, Institutional Markets, of Dividend Capital Group (private equity real estate investment management firm) (since 2012). Formerly, Executive Vice President and Co-Head, Global Private Client Group (2007-2010), Executive Vice President, Mutual Funds (2005-2007), and Chief Marketing Officer (2001-2005) of Nuveen Investments, Inc. (asset management).	56	Director of MotiveQuest LLC (strategic social market research company) (since 2003); and Director of WTTW (PBS affiliate) (since 2003). Formerly, Director of Nuveen Global Investors LLC (2007-2011); Director of Communities in Schools (2004-2010); and Director of Mutual Fund Education Alliance (until 2010).

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TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees (cont’d.)

William D. Cvengros 151 Detroit Street Denver, CO 80206 DOB: 1948	Trustee	1/11-Present	Managing Member and Chief Executive Officer of SJC Capital, LLC (a personal investment company and consulting firm) (since 2002). Formerly, Venture Partner for The Edgewater Funds (a middle market private equity firm) (2002-2004); Chief Executive Officer and President of PIMCO Advisors Holdings L.P. (a publicly traded investment management firm) (1994-2000); and Chief Investment Officer of Pacific Life Insurance Company (a mutual life insurance and annuity company) (1987-1994).	56	Chairman, National Retirement Partners, Inc. (formerly a network of advisors to 401(k) plans) (since 2005). Formerly, Director of Prospect Acquisition Corp. (a special purpose acquisition corporation) (2007-2009); Director of RemedyTemp, Inc. (temporary help services company) (1996-2006); and Trustee of PIMCO Funds Multi-Manager Series (1990-2000) and Pacific Life Variable Life & Annuity Trusts (1987-1994).

James T. Rothe 151 Detroit Street Denver, CO 80206 DOB: 1943	Trustee	1/97-Present	Co-founder and Managing Director of Roaring Fork Capital SBIC, LP (SBA SBIC fund focusing on private investment in public equity firms), and Professor Emeritus of Business of the University of Colorado, Colorado Springs, CO (since 2004). Formerly, Professor of Business of the University of Colorado (2002-2004); and Distinguished Visiting Professor of Business (2001-2002) of Thunderbird (American Graduate School of International Management), Glendale, AZ.	56	Director of Red Robin Gourmet Burgers, Inc. (RRGB) (since 2004).

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TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees (cont’d.)

William D. Stewart 151 Detroit Street Denver, CO 80206 DOB: 1944	Trustee	9/93-Present	Retired. Formerly, Corporate Vice President and General Manager of MKS Instruments – HPS Products, Boulder, CO (a manufacturer of vacuum fittings and valves) and PMFC Division, Andover, MA (manufacturing pressure measurement and flow products) (1976-2012).	56	None

Linda S. Wolf 151 Detroit Street Denver, CO 80206 DOB: 1947	Trustee	12/05-Present	Retired. Formerly, Chairman and Chief Executive Officer of Leo Burnett (Worldwide) (advertising agency) (2001-2005).	56	Director of Chicago Convention & Tourism Bureau, Chicago Council on Global Affairs, The Field Museum of Natural History (Chicago, IL), InnerWorkings (U.S. provider of print procurement solutions to corporate clients), Lurie Children’s Hospital (Chicago, IL), Rehabilitation Institute of Chicago, Walmart, and Wrapports, LLC (digital communications company).

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OFFICERS

Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Daniel G. Scherman 151 Detroit Street Denver, CO 80206 DOB: 1961	Executive Vice President and Portfolio Manager Global Allocation Portfolio – Moderate	5/09-Present	Senior Vice President and Chief Risk Officer of Janus Capital and Portfolio Manager for other Janus accounts.

Robin C. Beery 151 Detroit Street Denver, CO 80206 DOB: 1967	President and Chief Executive Officer	4/08-Present	Executive Vice President and Head of U.S. Distribution of Janus Capital Group Inc., Janus Capital, Janus Distributors LLC, and Janus Services LLC; Director of The Janus Foundation; Director of Perkins Investment Management LLC; and Working Director of INTECH Investment Management LLC. Formerly, Head of Intermediary Distribution, Global Marketing and Product of Janus Capital Group Inc., Janus Capital, Janus Distributors LLC, and Janus Services LLC (2009-2010); Chief Marketing Officer of Janus Capital Group Inc. and Janus Capital (2002-2009); and President of The Janus Foundation (2002-2007).

Stephanie Grauerholz-Lofton 151 Detroit Street Denver, CO 80206 DOB: 1970	Chief Legal Counsel and Secretary Vice President	1/06-Present 3/06-Present	Vice President and Assistant General Counsel of Janus Capital, and Vice President and Assistant Secretary of Janus Distributors LLC.

David R. Kowalski 151 Detroit Street Denver, CO 80206 DOB: 1957	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	6/02-Present	Senior Vice President and Chief Compliance Officer of Janus Capital, Janus Distributors LLC, and Janus Services LLC; and Vice President of INTECH Investment Management LLC and Perkins Investment Management LLC. Formerly, Chief Compliance Officer of Bay Isle Financial LLC (2003-2008).

Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Chief Financial Officer Vice President, Treasurer, and Principal Accounting Officer	3/05-Present 2/05-Present	Vice President of Janus Capital and Janus Services LLC.

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

As discussed below, the Board’s Nominating and Governance Committee is responsible for identifying and recommending candidates for nomination or election by the Board based on a variety of diverse criteria. In its most recent evaluation of the qualifications of each Trustee in 2012, the Committee and the Board considered the totality of the information available to them, including the specific experience, qualifications, attributes or skills, as noted below, and concluded that each of the Trustees should serve as members of the Board of Trustees based on the Trust’s business structure. In reaching these conclusions, the Committee and the Board, in the exercise of their reasonable business judgment, evaluated each Trustee based on his or her specific experience, qualifications, attributes and/or skills on an individual basis and in combination with the other Trustees, none of which by itself was considered dispositive.

Alan A. Brown: Service as Executive Vice President and as Chief Marketing Officer of a leading investment management firm, a corporate and fund director, and as an executive with a private equity real estate investment management firm, and a Portfolio Independent Trustee since 2013.

William D. Cvengros: Service as Chief Executive Officer and President of a leading publicly traded investment management firm, Chief Investment Officer of a major life insurance company, a corporate and fund director, and in various capacities with private investment firms, and a Portfolio Independent Trustee since 2011.

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William F. McCalpin: Service as Chief Operating Officer of a large private family foundation, Chairman and Director of an unaffiliated fund complex, and a Portfolio Independent Trustee since 2002 and Independent Chairman of the Board of Trustees since 2008.

James T. Rothe: Co-founder and Managing Director of a private investment firm, former business school professor, service as a corporate director, and a Portfolio Independent Trustee since 1997.

William D. Stewart: Service as a corporate vice president of a NASDAQ-listed industrial manufacturer and a Portfolio Independent Trustee since 1993.

Linda S. Wolf: Service as Chairman and Chief Executive Officer of a global advertising firm, service on multiple corporate and nonprofit boards, and a Portfolio Independent Trustee since 2005.

General Information Regarding the Board of Trustees and Leadership Structure
The Trust is governed by the Board of Trustees, which is responsible for and oversees the management and operations of the Trust and each of the Janus funds on behalf of fund shareholders. Each member of the Board is an Independent Trustee, including the Board’s Chairman. The Board’s responsibilities include, but are not limited to, oversight of the Janus funds’ officers and service providers, including Janus Capital, which is responsible for the Trust’s day-to-day operations. The Trustees approve all of the agreements entered into with the Janus funds’ service providers, including the investment management agreements with Janus Capital and any applicable subadviser. The Trustees are also responsible for determining or changing each Janus fund’s investment objective(s), policies, and available investment techniques, as well as for overseeing the fund’s Chief Compliance Officer. In carrying out these responsibilities, the Trustees are assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel, an independent fee consultant, and other specialists as appropriate, all of whom are selected by the Trustees. The Trustees also meet regularly without representatives of Janus Capital or its affiliates present.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a Board-approved charter that delineates the specific responsibilities of that committee. For example, the Board as a whole is responsible for oversight of the annual process by which the Board considers and approves each fund’s investment advisory agreement with Janus Capital, but specific matters related to oversight of the Janus funds’ independent auditors have been delegated by the Board to its Audit Committee, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below. In addition to serving on certain committees, the Chairman of the Board (“Board Chairman”) is responsible for presiding at all meetings of the Board, and has other duties as may be assigned by the Trustees from time to time. The Board Chairman also serves as the Board’s liaison to Janus Capital with respect to all matters related to the Janus funds that are not otherwise delegated to the chair of a Board committee. The Board has determined that this leadership structure is appropriate based on (1) the number of Janus funds overseen and the various investment objectives of those funds; (2) the manner in which the Janus funds’ shares are marketed and distributed; and (3) the responsibilities entrusted to Janus Capital and its affiliates to oversee the Trust’s day-to-day operations, including the management of each Janus fund’s holdings and the distribution of fund shares. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Janus funds in the complex.

Committees of the Board
The Board of Trustees has six standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Nominating and Governance Committee, and Pricing Committee. The table below shows the committee members as of the date of this SAI. The composition of certain committees was different throughout the fiscal year. Each committee is comprised entirely of Independent Trustees. Information about each committee’s functions is provided in the following table:

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	Summary of Functions	Members (Independent Trustees)	Number of Meetings Held During Last Fiscal Year Ended December 31, 2012

Audit Committee	Reviews the financial reporting process, the system of internal controls over financial reporting, disclosure controls and procedures, Form N-CSR filings, and the audit process. The Committee’s review of the audit process includes, among other things, the appointment, compensation, and oversight of the Trust’s independent auditor and pre-approval of all audit and nonaudit services.	William D. Cvengros (Chair) William D. Stewart	5

Brokerage Committee	Reviews and makes recommendations regarding matters related to the Trust’s use of brokerage commissions and placement of portfolio transactions.	James T. Rothe (Chair) William D. Stewart	5

Investment Oversight Committee	Oversees the investment activities of the Portfolios.	William F. McCalpin (Chair) Alan A. Brown(1) William D. Cvengros James T. Rothe William D. Stewart Linda S. Wolf	6

Legal and Regulatory Committee	Oversees compliance with various procedures adopted by the Trust, reviews certain regulatory filings made with the SEC, oversees the implementation and administration of the Trust’s Proxy Voting Guidelines.	Linda S. Wolf (Chair) William F. McCalpin	6

Nominating and Governance Committee	Identifies and recommends individuals for election as Trustee, consults with Management in planning Trustee meetings, and oversees the administration of, and ensures compliance with, the Trust’s Governance Procedures and Guidelines, which includes review of proposed changes to Trustee compensation.	James T. Rothe (Chair) William F. McCalpin Linda S. Wolf	9

Pricing Committee	Determines a fair value of restricted and other securities for which market quotations are not readily available or are deemed not to be reliable, pursuant to procedures adopted by the Trustees and reviews other matters related to the pricing of securities.	William D. Stewart (Chair) James T. Rothe Linda S. Wolf	6

(1)	Mr. Brown joined the Board as a new Trustee effective January 14, 2013.

Board Oversight of Risk Management
Janus Capital, as part of its responsibilities for the day-to-day operations of the Janus funds, is responsible for day-to-day risk management for the funds. The Board, as part of its overall oversight responsibilities for the Janus funds’ operations, oversees Janus Capital’s risk management efforts with respect to the funds. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Janus funds. The Board discharges its oversight duties and considers potential risks in a number of different ways, including, but not limited to, receiving reports on a regular basis, either directly or through an appropriate committee, from Janus Capital and its officers. Reports received include those from, among others, Janus Capital’s (1) senior managers responsible for oversight of global risk; (2) senior managers responsible for oversight of fund construction and trading risk; (3) Chief Compliance Officer; and (4) Director of Internal Audit. At the time these reports are presented, the Board or the committee receiving the report will, as it deems necessary, invite the presenter to participate in an executive session to discuss matters outside the presence of any other officers or representatives of Janus Capital or its affiliates. The Board also receives reports from other entities and individuals unaffiliated with Janus Capital, including reports from the Janus funds’ other service providers and from independent consultants hired by the Board.

Various Board committees also will consider particular risk items as the committee addresses items and issues specific to the jurisdiction of that committee. For example, the Pricing Committee will consider valuation risk as part of its regular oversight

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responsibilities, and similarly, the Brokerage Committee will consider counterparty risk associated with Janus fund transactions. The Board also may be apprised of particular risk management matters in connection with its general oversight and approval of various Janus fund matters brought before the Board. The Board has appointed a Chief Compliance Officer for the Janus funds (“Fund CCO”) who (1) reports directly to the Board and (2) provides a comprehensive written report annually and presents quarterly at the Board’s regular meetings. The Fund CCO, who also serves as Janus Capital’s Chief Compliance Officer, discusses relevant risk issues that may impact the Janus funds and/or Janus Capital’s services to the funds, and routinely meets with the Board in private without representatives of Janus Capital or its affiliates present. The Fund CCO also provides the Board with updates on the application of the Janus funds’ compliance policies and procedures, including how these procedures are designed to mitigate risk and what, if any, changes have been made to enhance the procedures. The Fund CCO may also report to the Board on an ad hoc basis in the event that he identifies issues associated with the Janus funds’ compliance policies and procedures that could expose the funds to additional risk or adversely impact the ability of Janus Capital to provide services to the funds.

The Board believes that its leadership structure permits it to effectively discharge its oversight responsibilities with respect to the Janus funds’ risk management process.

Additional Information About Trustees
Under the Trust’s Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred compensation plan that are valued based on “shadow investments” in such funds. Such investments, including the amount and which funds, are dictated by each Trustee’s individual financial circumstances and investment goals. The Trustees cannot directly own Shares of the Portfolio without purchasing an insurance contract through one of the participating insurance companies or through a qualified retirement plan. As a result, such Trustees as a group do not own any outstanding Shares of the Portfolio. The Trustees may, however, own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Portfolio described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of securities of all mutual funds advised by Janus Capital and overseen by the Trustees (collectively, the “Janus Funds”), owned by each Trustee as of December 31, 2012.

Name of Trustee	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Janus Funds

Independent Trustees

William F. McCalpin	None	Over $100,000

Alan A. Brown(1)	None	$50,001-$100,000

William D. Cvengros	None	Over $100,000

James T. Rothe	None	Over $100,000

William D. Stewart	None	Over $100,000

Linda S. Wolf	None	Over $100,000(2)

(1)	Mr. Brown joined the Board as a new Trustee effective January 14, 2013.
(2)	Ownership shown includes amounts held under a deferred compensation plan that are valued based on “shadow investments” in one or more funds.

The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an “interested” Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Portfolio’s Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

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The following table shows the aggregate compensation paid to each Independent Trustee by the Portfolio described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Portfolio or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Portfolio, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital (“shadow investments”).

	Aggregate	Total
	Compensation from	Compensation from
	the Portfolio for	the Janus Funds for
	fiscal period ended	calendar year ended
Name of Person, Position	December 31, 2012	December 31, 2012(1)(2)
Independent Trustees

William F. McCalpin, Chairman and Trustee(3)(4)	$1	$403,000

Alan A. Brown, Trustee(5)	N/A	N/A

William D. Cvengros, Trustee(4)	$—	$285,333

John P. McGonigle, Trustee(4)(6)	$—	$282,000

James T. Rothe, Trustee(4)	$1	$292,000

William D. Stewart, Trustee(4)	$—	$290,000

Linda S. Wolf, Trustee(4)	$1	$295,000

(1)	For all Trustees (with the exception of Mr. Brown), includes compensation for service on the boards of two Janus trusts comprised of 57 portfolios.

(2)	Total Compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts for the year are as follows: John P. McGonigle $84,600.
(3)	Aggregate Compensation received from the Portfolio and Total Compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees.
(4)	Aggregate Compensation received from the Portfolio and Total Compensation received from all Janus Funds includes additional compensation paid for service as chair of one or more committees of the Board of Trustees during certain periods.
(5)	Mr. Brown joined the Board as a new Trustee effective January 14, 2013.
(6)	Effective January 1, 2013, Mr. McGonigle retired from his positions with the Board of Trustees.

JANUS INVESTMENT PERSONNEL

Other Accounts Managed
To the best knowledge of the Trust, the following table provides information relating to other accounts managed by the portfolio manager as of December 31, 2012. No accounts included in the totals listed below have a performance-based advisory fee.

		Other Registered	Other Pooled
		Investment	Investment
		Companies	Vehicles	Other Accounts
Daniel G. Scherman	Number of Other Accounts Managed	4	None	None
	Assets in Other Accounts Managed	$790,633,182	None	None

Material Conflicts
As shown in the table above, the portfolio manager may manage other accounts with investment strategies similar to the Portfolio. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than the Portfolio or may have a performance-based management fee. As such, fees earned by Janus Capital may vary among these accounts. In addition, the portfolio manager may personally invest in some but not all of these accounts. These factors could create conflicts of interest because the portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Portfolio. A conflict may also exist if the portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions

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or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under “Additional Information About Janus Capital.”

Because Janus Capital is the adviser to the Portfolio and the underlying funds, it is subject to certain potential conflicts of interest when allocating the assets of the Portfolio among such underlying funds. In addition, the portfolio manager, who also serves as Senior Vice President and Chief Risk Officer of Janus Capital, has regular and continuous access to information regarding the holdings of the underlying funds, as well as knowledge of, and potential impact on, investment strategies and techniques of the underlying funds. Janus Capital believes these potential conflicts may be mitigated through its compliance monitoring, including that of asset allocations by the portfolio manager. In addition, Janus Capital has retained an independent consultant to provide research and consulting services with respect to asset allocation and investments for Global Allocation Portfolio – Moderate, as well as Janus Global Allocation Fund – Conservative, Janus Global Allocation Fund – Moderate, and Janus Global Allocation Fund – Growth, which are other “funds of funds” offered by Janus Capital.

Compensation Information
The following describes the structure and method of calculating the portfolio manager’s compensation as of December 31, 2012.

The portfolio manager is compensated for his role at Janus Capital as Senior Vice President and Chief Risk Officer, and for his management of the Portfolio and any other funds, portfolios, or accounts managed by the portfolio manager (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary established based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management). Fixed compensation is based on the portfolio manager’s experience and is designed to be industry competitive.

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is calculated based on pre-tax performance of the Managed Funds.

The portfolio manager may elect to defer payment of a designated percentage of his fixed compensation and/or up to all of his variable compensation in accordance with JCGI’s Executive Income Deferral Program.

OWNERSHIP OF SECURITIES

The portfolio manager cannot directly own Shares of the Portfolio without purchasing an insurance contract through one of the participating insurance companies or through a qualified retirement plan. As a result, the portfolio manager does not own any outstanding Shares of the Portfolio. The portfolio manager may, however, own shares of certain other Janus mutual funds which have comparable investment objectives and strategies to the Portfolio. The following table reflects the portfolio manager’s ownership in the Janus Funds as of December 31, 2012.

Investment Personnel	Dollar Range of Equity Securities in the Portfolio Managed	Aggregate Dollar Range of Equity Securities in Janus Funds

Janus Capital

Daniel G. Scherman	None	$500,001-$1,000,000

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Shares of the trust

NET ASSET VALUE DETERMINATION

As stated in the Portfolio’s Prospectus, the net asset value (“NAV”) of the Shares of each class of the Portfolio is determined once each day the New York Stock Exchange (the “NYSE”) is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of the Portfolio is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares for the class. The assets of the Portfolio consist of shares of the underlying funds, which are valued at their respective NAVs. The per share NAV for each class of each underlying fund is computed by dividing the total value of an underlying fund’s securities and other assets allocated to the class, less liabilities allocated to the class, attributable to the underlying fund, by the total number of outstanding shares for the class. In determining NAV, securities listed on an Exchange, the NASDAQ National Market, and foreign markets are generally valued at the closing prices on such markets. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the underlying funds are traded primarily in the over-the-counter markets. Valuations of such securities are furnished by one or more pricing services employed by the underlying funds and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter markets are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. Each underlying fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings.

Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. The underlying funds use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Portfolio’s NAV is not calculated. The Portfolio calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

To the extent there are any errors in the Portfolio’s NAV calculation, Janus Capital may, at its discretion, reprocess individual shareholder transactions so that each shareholder’s account reflects the accurate corrected NAV.

PURCHASES

Shares of the Portfolio can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) certain qualified retirement plans. Participating insurance companies and certain designated organizations are authorized to receive purchase orders on the Portfolio’s behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Portfolio when authorized organizations, their agents, or affiliates receive the order

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provided that such designated organizations or their agents or affiliates transmit the order to the Portfolio within contractually specified periods. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day’s price, your purchase request must be received in good order by the close of the regular trading session of the NYSE as described above in “Net Asset Value Determination.” Under certain circumstances, the Portfolio may permit an in-kind purchase of Shares. The prospectus for your insurance company’s separate account or your plan documents contain detailed information about investing in the Portfolio. In addition, for an analysis of fees associated with an investment in either share class or other similar funds, please visit www.finra.org/fundanalyzer.

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In an effort to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that insurance companies or plan sponsors have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and a review of all new account applications. The Trust does not intend to transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

REDEMPTIONS

Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Certain designated organizations are authorized to receive redemption orders on the Portfolio’s behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Portfolio when authorized organizations, their agents, or affiliates receive the order. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Certain participating insurance companies, accounts, or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Portfolio’s Shares. Redemptions by these participating insurance companies or accounts of their holdings in the Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force the Portfolio to sell securities, which may negatively impact the Portfolio’s brokerage costs.

Shares normally will be redeemed for cash, although the Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a portfolio, by delivery of securities selected from its assets at its discretion. However, the Portfolio is governed by Rule 18f-1 under the 1940 Act, which requires the Portfolio to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Portfolio will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash, whereas such costs are borne by the Portfolio for cash redemptions. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under “Shares of the Trust – Net Asset Value Determination” and such valuation will be made as of the same time the redemption price is determined.

The Portfolio reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Portfolio to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

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Income dividends, capital gains distributions, and tax status

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Portfolio. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Portfolio.

It is a policy of the Portfolio’s Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Dividends for the Portfolio are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June. However, in certain situations it may be necessary for the Portfolio to declare and distribute capital gains in December. If necessary, dividends and net capital gains may be distributed at other times as well. The Portfolio intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If the Portfolio failed to qualify as a regulated investment company in any taxable year, the Portfolio may be subject to federal income tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for “qualified dividend income.” In addition, the Portfolio could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as a regulated investment company that is accorded special tax treatment. In addition, the Portfolio intends to comply with the diversification requirements of Internal Revenue Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

For purposes of the diversification requirements of Section 817(h), the Portfolio generally will be treated as owning a pro rata portion of the investments of an underlying fund in which the Portfolio holds an interest if (1) the underlying fund is a regulated investment company for federal income tax purposes, (2) all of the beneficial interests in the underlying fund are held directly or indirectly by one or more insurance company segregated asset accounts or certain other permissible investors (including qualified plans), and (3) subject to certain exceptions, public access to the underlying fund is available exclusively through the purchase of a variable contract. The Portfolio’s investments in underlying funds that are available to the public and ETFs are not expected to satisfy these requirements. If these requirements are not satisfied with respect to an underlying fund or ETF, the Portfolio’s investment in the underlying fund or ETF may be treated as a single security for purposes of the Section 817(h) diversification requirements. The Portfolio will take this rule into account in determining whether it has satisfied the Section 817(h) diversification requirements.

Unless otherwise instructed, all income dividends and capital gains distributions, if any, on the Portfolio’s Shares are reinvested automatically in additional Shares of the Portfolio at the NAV determined on the first business day following the record date.

Because Shares of the Portfolio can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such contracts or plans. Refer to the prospectus for the separate account of the related insurance company or the plan documents for additional information.

If owners of a variable contract possess sufficient incidents of ownership (“investor control”), they will be considered for federal income tax purposes the owners of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account’s assets for a taxable year will be included in the contract owner’s gross income for the current taxable year. With respect to its investments in underlying funds that are available to the public and ETFs, the Portfolio has obtained a private letter ruling from the IRS that such investments will not cause holders of variable insurance contracts to be treated as the owners of the Portfolio’s Shares for federal income tax purposes. The private letter ruling, however, may not address any other facts or circumstances that might give rise to an investor control issue.

The Portfolio will primarily invest its assets in shares of the underlying funds, cash, and money market instruments. Accordingly, the Portfolio’s income will consist of distributions from the underlying funds, net gains realized from the disposition of underlying fund shares, and interest. If an underlying fund qualifies for treatment as a regulated investment company under the Internal Revenue Code – each has done so for its past taxable years and intends to continue to do so for its current and future taxable years – (i) dividends paid to the Portfolio from such underlying fund’s investment company taxable income determined without regard to the deduction for dividends paid (which may include net gains from certain foreign currency transactions) will generally be treated by the Portfolio as ordinary income; and (ii) dividends paid to the

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Portfolio that an underlying fund designates as capital gain dividends will be treated by the Portfolio as long-term capital gains.

To the extent that an underlying fund that qualifies as a regulated investment company under the Internal Revenue Code realizes net losses on its investments for a given taxable year, the Portfolio will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds in which it invests) until it disposes of shares of such underlying fund. Moreover, even when the Portfolio does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as an ordinary deduction. In particular, the Portfolio will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains from an underlying fund that qualifies as a regulated investment company). Furthermore, if shares of an underlying fund are purchased within 30 days before or after redeeming other shares of that underlying fund at a loss (whether pursuant to a rebalancing of the Portfolio’s holdings or otherwise), all or a part of the loss will not be deductible by the Portfolio and instead will increase its basis for the newly purchased shares. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Portfolio will be required to distribute to shareholders will be greater than such amounts would have been had the Portfolio invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds.

The Portfolio may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Portfolio, the Portfolio may make various elections permitted by the tax laws. However, these elections could require that the Portfolio recognize taxable income, which in turn must be distributed even though the Portfolio may not have received any income upon such an event.

Some foreign securities purchased by the Portfolio may be subject to foreign taxes which could reduce the yield on such securities. Any foreign taxes paid or accrued will represent an expense to the Portfolio, which will reduce its investment company taxable income.

An underlying fund that qualifies as a regulated investment company under the Internal Revenue Code will be eligible to elect to “pass-through” to its shareholders (including the Portfolio) the benefit of the foreign tax credit if more than 50% of the value of its total assets at the close of any taxable year consists of securities of foreign corporations. The Portfolio may qualify to pass that benefit through to its shareholders if at least 50% of the value of the Portfolio’s total interests are invested in other regulated investment companies at the end of each quarter of the taxable year. Accordingly, the Portfolio will either deduct the amount of any foreign taxes passed through by an underlying fund in determining its investment company taxable income or elect to “pass-through” to its shareholders the benefit of the foreign tax credit.

An underlying fund’s investments in REIT equity securities may require the underlying fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the underlying fund may be required to sell securities at a time when fundamental investment considerations would not favor such sales. The underlying fund’s investments in REIT equity securities may result in the receipt of cash in excess of the REIT’s earnings. If an underlying fund distributes such amounts, such distribution could constitute a return of capital to shareholders (including the Portfolio) for federal income tax purposes.

Some REITs are permitted to hold “residual interests” in real estate mortgage investment conduits (“REMICs”). Pursuant to the Internal Revenue Service rules, a portion of an underlying fund’s income from a REIT or “excess inclusion income” that is attributable to the REIT may be subject to federal income tax. Excess inclusion income will normally be allocated to shareholders in proportion to the dividends received by such shareholders. There may be instances in which the underlying fund may be unaware of a REIT’s excess inclusion income.

As a result of excess inclusion income, the underlying fund may be subject to additional tax depending on the type of record holder of underlying fund shares, such as certain federal, state, and foreign governmental entities, tax exempt organizations, and certain rural electrical and telephone cooperatives (“disqualified organizations”). This may impact the underlying fund’s performance.

Please consult a tax adviser regarding tax consequences of underlying fund distributions and to determine whether you will need to file a tax return.

Certain transactions involving short sales, futures, options, swap agreements, hedged investments, and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect

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the character, amount, and timing of distributions to shareholders. The underlying funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

Certain underlying funds’ transactions in commodities-linked investments may be subject to special provisions under Subchapter M of the Internal Revenue Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as “qualifying income”). Income from investment in commodities and commodities-linked derivatives is not considered “qualifying income.” As a part of an underlying fund’s investment strategy, the underlying fund may attempt to gain exposure to the commodities markets by entering into commodity-linked derivatives and instruments, including options, futures contracts, options on futures contracts, and commodity-linked structured notes. In order for the underlying fund to qualify as a regulated investment company under Subchapter M, the underlying fund will monitor and attempt to restrict its income from commodity-linked instruments that do not generate qualifying income.

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Principal shareholders

As of the date of this SAI, all of the outstanding Shares of the Portfolio were owned by Janus Capital or an affiliate, which provided seed capital for the Portfolio. A Portfolio that has only affiliated shareholders may be perceived as obtaining a benefit of any investments that contribute positively to its performance.

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Miscellaneous information

The Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on May 20, 1993. As of the date of this SAI, the Trust offers 12 series of shares, known as “Portfolios.” Each Portfolio presently offers interests in different classes of shares as described in the table below.

	Institutional	Service
Portfolio Name	Shares	Shares
Balanced Portfolio	x	x
Enterprise Portfolio	x	x
Flexible Bond Portfolio	x	x
Forty Portfolio	x	x
Global Allocation Portfolio – Moderate	x	x
Global Research Portfolio	x	x
Global Technology Portfolio	x	x
Janus Aspen INTECH U.S. Low Volatility Portfolio		x
Janus Aspen Perkins Mid Cap Value Portfolio	x	x
Janus Aspen Protected Series – Growth	x	x
Janus Portfolio	x	x
Overseas Portfolio	x	x

Janus Capital reserves the right to the name “Janus.” In the event that Janus Capital does not continue to provide investment advice to the Portfolio, the Portfolio must cease to use the name “Janus” as soon as reasonably practicable.

It is important to know that, pursuant to the Trust’s Amended and Restated Trust Instrument and in accordance with any applicable regulations and laws, such as the 1940 Act, the Trustees have the authority to merge, liquidate, and/or reorganize a Portfolio into another portfolio without seeking shareholder vote or consent. Any such consolidation, merger, or reorganization may be authorized at any time by a vote of a majority of the Trustees then in office.

SHARES OF THE TRUST

The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of the Portfolio participate equally in dividends and other distributions by the Shares of the Portfolio, and in residual assets of the Portfolio in the event of liquidation. Shares of the Portfolio have no preemptive, conversion, or subscription rights.

The Portfolio discussed in this SAI offers two classes of shares. Institutional Shares, the Shares discussed in this SAI, are offered only in connection with investments in and payments under variable insurance contracts and to qualified retirement plans. Service Shares are offered only in connection with investments in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.

SHAREHOLDER MEETINGS

The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act.

Separate votes are taken by the Portfolio or class only if a matter affects or requires the vote of only that Portfolio or class or if that Portfolio’s or class’ interest in the matter differs from the interest of other Portfolios or classes of the Trust. A shareholder is entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder’s name.

Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Portfolio shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Portfolio will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

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VOTING RIGHTS

A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a shareholder vote. Additional information may be found in the participating insurance company’s separate account prospectus.

The Trustees are responsible for major decisions relating to the Portfolio’s policies and objectives; the Trustees oversee the operation of the Portfolio by its officers and review the investment decisions of the officers.

The Trustees of the Trust were elected at a Special Meeting of Shareholders on June 10, 2010 (excluding Messrs. Cvengros and Brown, who were subsequently appointed). Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Portfolio, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust’s Bylaws, or the Trustees.

As mentioned previously in “Shareholder Meetings,” shareholders are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder’s name. Shares of all Portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1900 16th Street, Suite 1600, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Portfolio, audits the Portfolio’s annual financial statements and compiles its tax returns.

REGISTRATION STATEMENT

The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolio or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

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Financial statements

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT OF JANUS ASPEN SERIES (AUDITED)

The following audited financial statements for the period ended December 31, 2012 are hereby incorporated into this SAI by reference to the Portfolio’s Annual Report dated December 31, 2012.

•	Schedule of Investments as of December 31, 2012

•	Statement of Assets and Liabilities as of December 31, 2012

•	Statement of Operations for the period ended December 31, 2012

•	Statements of Changes in Net Assets for each of the periods indicated

•	Financial Highlights for each of the periods indicated

•	Notes to Schedule of Investments

•	Notes to Financial Statements

•	Report of Independent Registered Public Accounting Firm

The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

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Appendix A

EXPLANATION OF RATING CATEGORIES

The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR’S RATINGS SERVICES

Bond Rating	Explanation

Investment Grade
AAA	Highest rating; extremely strong capacity to pay principal and interest.
AA	High quality; very strong capacity to pay principal and interest.
A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB	Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
Non-Investment Grade
BB	Less vulnerable to nonpayment than other speculative issues; major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	More vulnerable to nonpayment than obligations rated “BB,” but capacity to meet its financial commitment on the obligation; adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC	Currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
CC	Currently highly vulnerable to nonpayment.
C	Currently highly vulnerable to nonpayment; a bankruptcy petition may have been filed or similar action taken, but payments on the obligation are being continued.
D	In default.

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FITCH, INC.

Long-Term Bond Rating	Explanation

Investment Grade
AAA	Highest credit quality. Denotes the lowest expectation of credit risk. Exceptionally strong capacity for payment of financial commitments.
AA	Very high credit quality. Denotes expectations of very low credit risk. Very strong capacity for payment of financial commitments.
A	High credit quality. Denotes expectations of low credit risk. Strong capacity for payment of financial commitments. May be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB	Good credit quality. Currently expectations of low credit risk. Capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity than is the case for higher ratings.
Non-Investment Grade
BB	Speculative. Indicates possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may be available to allow financial commitments to be met.
B	Highly speculative. May indicate distressed or defaulted obligations with potential for extremely high recoveries.
CCC	May indicate distressed or defaulted obligations with potential for superior to average levels of recovery.
CC	May indicate distressed or defaulted obligations with potential for average or below-average levels of recovery.
C	May indicate distressed or defaulted obligations with potential for below-average to poor recoveries.
D	In default.

Short-Term Bond Rating	Explanation

F-1+	Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1	Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.
F-2	Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.

MOODY’S INVESTORS SERVICE, INC.

Bond Rating	Explanation

Investment Grade
Aaa	Highest quality, smallest degree of investment risk.
Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.
A	Upper to medium-grade obligations; many favorable investment attributes.
Baa	Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
Non-Investment Grade
Ba	More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca	Speculative in a high degree; could be in default or have other marked shortcomings.
C	Lowest rated; extremely poor prospects of ever attaining investment standing.

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Unrated securities will be treated as non-investment grade securities unless the portfolio managers and/or investment personnel determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies (“split-rated securities”), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security or (ii) the lowest rating if only two agencies provide a rating for the security.

Other Short-Term Debt Securities
Prime-1 and Prime-2 are the two highest ratings assigned by Moody’s Investors Service, Inc. (“Moody’s”) for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by Standard & Poor’s Ratings Services (“S&P”). Moody’s uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody’s have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody’s have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

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janus.com/variable-insurance

151 Detroit Street
Denver, Colorado 80206-4805
1-877-335-2687

▼	May 1, 2013

Service Shares Ticker
Asset Allocation
Global Allocation Portfolio – Moderate	N/A
(formerly named Moderate Allocation Portfolio)

Janus Aspen Series

Statement of Additional Information

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectus for the Service Shares (the “Shares”) of Global Allocation Portfolio – Moderate, which is a separate series of Janus Aspen Series, a Delaware statutory trust (the “Trust”). This series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The name change for Global Allocation Portfolio – Moderate was effective May 1, 2013.

Shares of the Portfolio may be purchased only by separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, “variable insurance contracts”) and by certain qualified retirement plans. The Portfolio also offers an additional class of shares to certain qualified plans or separate accounts of insurance companies.

This SAI is not a Prospectus and should be read in conjunction with the Portfolio’s Prospectus dated May 1, 2013, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your insurance company or plan sponsor, or by contacting a Janus representative at 1-877-335-2687. This SAI contains additional and more detailed information about the Portfolio’s operations and activities than the Prospectus. The Annual Report, which contains important financial information about the Portfolio is incorporated by reference into this SAI. The Annual and Semiannual Reports are available, without charge, from your plan sponsor, or other financial intermediary, at janus.com/variable-insurance, or by contacting a Janus representative at 1-877-335-2687.

Classification, Investment Policies and Restrictions, and Investment Strategies and Risks	2

Investment Adviser	43

Custodian, Transfer Agent, and Certain Affiliations	50

Portfolio Transactions and Brokerage	51

Trustees and Officers	52

Shares of the Trust	61
Net Asset Value Determination	61
Purchases	61
Distribution and Shareholder Servicing Plan	62
Redemptions	63

Income Dividends, Capital Gains Distributions, and Tax Status	64

Principal Shareholders	67

Miscellaneous Information	68
Shares of the Trust	68
Shareholder Meetings	68
Voting Rights	69
Independent Registered Public Accounting Firm	69
Registration Statement	69

Financial Statements	70

Appendix A	71
Explanation of Rating Categories	71

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Classification, investment policies and restrictions,
and investment strategies and risks

JANUS ASPEN SERIES

This Statement of Additional Information includes information about Global Allocation Portfolio – Moderate (the “Portfolio”), which is a series of the Trust, an open-end, management investment company.

The Portfolio’s adviser, Janus Capital, intends to operate the Portfolio as a “fund of funds,” meaning that substantially all of the Portfolio’s assets will be invested in other Janus mutual funds it advises (the “underlying funds”), as described in the Portfolio’s Prospectus. Additional detail about each of the underlying funds is available in their respective prospectuses and SAIs.

CLASSIFICATION

The Investment Company Act of 1940, as amended (“1940 Act”), classifies mutual funds as either diversified or nondiversified. The Portfolio is classified as diversified.

ADVISER

Janus Capital Management LLC (“Janus Capital” or “Janus”) is the investment adviser for the Portfolio and is responsible for the general oversight of each subadviser.

SUBADVISERS OF CERTAIN UNDERLYING FUNDS

Underlying funds subadvised by INTECH. INTECH Investment Management LLC (“INTECH”) is the investment subadviser for Janus Aspen INTECH U.S. Low Volatility Portfolio, INTECH Global Dividend Fund, INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, and INTECH U.S. Value Fund (together, the “INTECH Funds”).

Underlying funds subadvised by Janus Singapore. Janus Capital Singapore Pte. Limited (“Janus Singapore”) is the investment subadviser for Janus Asia Equity Fund and for a portion of Janus Emerging Markets Fund and Janus International Equity Fund.

Underlying funds subadvised by Perkins. Perkins Investment Management LLC (“Perkins”) is the investment subadviser for Janus Aspen Perkins Mid Cap Value Portfolio, Perkins Global Value Fund, Perkins International Value Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and approximately half of Perkins Value Plus Income Fund (together, the “Value Funds”).

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO THE PORTFOLIO

The Portfolio is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or the Portfolio or particular class of shares if a matter affects just the Portfolio or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Portfolio.

(1) With respect to 75% of its total assets, the Portfolio may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio’s total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

The Portfolio may not:

(2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities) provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation.

(3) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Portfolio from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

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(4) Lend any security or make any other loan if, as a result, more than one-third of the Portfolio’s total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

(5) Act as an underwriter of securities issued by others, except to the extent that the Portfolio may be deemed an underwriter in connection with the disposition of its portfolio securities.

(6) Borrow money except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Portfolio’s total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Portfolio may not issue “senior securities” in contravention of the 1940 Act.

(7) Invest directly in real estate or interests in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

As a fundamental policy, the Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Portfolio.

The Board of Trustees (“Trustees”) has adopted additional investment restrictions for the Portfolio. These restrictions are operating policies of the Portfolio and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

(1) The Portfolio may sell securities short if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor (“short sales against the box”). In addition, the Portfolio may engage in short sales other than against the box, which involve selling a security that the Portfolio borrows and does not own. The Trustees may impose limits on the Portfolio’s investments in short sales, as described in the Portfolio’s Prospectus. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

(2) The Portfolio does not intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

(3) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio’s net asset value (“NAV”), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.

(4) The Portfolio does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio’s investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A Securities”), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

(5) The Portfolio may not invest in companies for the purpose of exercising control of management.

Unless otherwise stated, except for the policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in the SAI and Prospectus normally apply only at the time of purchase of a security. So, for example, if the Portfolio or an underlying fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Under the terms of an exemptive order received from the Securities and Exchange Commission (“SEC”), the Portfolio may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Portfolio will borrow money through the program only when the costs are

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equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

For the purposes of the Portfolio’s fundamental policy related to investments in real estate, the policy does not prohibit the purchase of securities directly or indirectly secured by real estate or interests therein, or issued by entities that invest in real estate or interests therein, such as, but not limited to, corporations, partnerships, real estate investment trusts (“REITs”), and other REIT-like entities, such as foreign entities that have REIT characteristics.

For purposes of the Portfolio’s policies on investing in particular industries, as of the date of this SAI, the Portfolio invests in underlying funds that rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that the Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the underlying funds may further classify issuers in accordance with industry classifications as published by the SEC or relevant SEC staff interpretations. The Portfolio intends to change industry or industry group classifications with respect to equity investments to Global Industry Classification Standard (“GICS”), but would continue to use Bloomberg L.P. for fixed-income investments. The Portfolio may change any source used for determining industry classifications without prior shareholder notice or approval.

INVESTMENT STRATEGIES AND RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

This section discusses investment strategies of the Portfolio. These strategies may also apply to the underlying funds in which Global Allocation Portfolio – Moderate may invest. This section also details the risks associated with each investment strategy because each investment vehicle and technique contributes to Global Allocation Portfolio – Moderate’s overall risk profile.

Diversification
Portfolios and underlying funds are classified as either “diversified” or “nondiversified.” Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. To be classified as “diversified” under the 1940 Act, an underlying portfolio or fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A portfolio or underlying fund that is classified as “nondiversified” under the 1940 Act is not subject to the same restrictions and therefore has the ability to take larger positions in a smaller number of issuers than a portfolio or underlying fund that is classified as “diversified.” This gives a portfolio or underlying fund which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio managers and/or investment personnel have identified as the most attractive for the investment objective and strategy of the portfolio or underlying fund. However, because the appreciation or depreciation of a single security may have a greater impact on the NAV of a portfolio or underlying fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio or underlying fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a portfolio or underlying fund.

Cash Position
As discussed in the Portfolio’s Prospectus and the underlying funds’ prospectuses, the Portfolio’s or an underlying fund’s cash position may temporarily increase under various circumstances. Securities that the Portfolio or the underlying funds may invest in as a means of receiving a return on idle cash include domestic or foreign currency denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. The Portfolio or underlying funds may also invest in affiliated or non-affiliated money market funds. (Refer to “Investment Company Securities.”)

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The underlying INTECH Funds, subadvised by INTECH, normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. These underlying funds may use exchange-traded funds as well as futures, options, and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. These underlying funds may also invest their cash holdings in affiliated or nonaffiliated money market funds as part of a cash sweep program. Through this program, these underlying funds may invest in U.S. Government securities and other short-term, interest-bearing securities without regard to the underlying funds’ otherwise applicable percentage limits, policies, or their normal investment emphasis, when INTECH believes market, economic, or political conditions warrant a temporary defensive position.

Repurchase and Reverse Repurchase Agreements
In a repurchase agreement, the Portfolio or an underlying fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.” A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Portfolio or an underlying fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Portfolio or an underlying fund may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent the Portfolio’s or an underlying fund’s collateral focuses in one or more sectors, such as banks and financial services, the Portfolio is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolio and the underlying funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital’s analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose the Portfolio or an underlying fund to additional risk regardless of the creditworthiness of the parties involved in the transaction.

Reverse repurchase agreements are transactions in which the Portfolio or an underlying fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Portfolio or an underlying fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

Generally, a reverse repurchase agreement enables the Portfolio or an underlying fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Portfolio or the underlying fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Portfolio or the underlying fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Portfolio’s holdings or the underlying fund’s portfolio, although the Portfolio’s or the underlying fund’s intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, the Portfolio or the underlying fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolio or the underlying fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

INVESTMENT STRATEGIES AND RISKS OF THE UNDERLYING FUNDS

The Portfolio is a “fund of funds” that invests in other Janus mutual funds and does not directly invest in the securities or use the investment techniques described in this section. This section discusses investment strategies of the underlying funds

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in which the Portfolio may invest. This section also details the risks associated with each investment strategy, because each investment vehicle and technique contributes to the Portfolio’s overall risk profile.

Illiquid Investments
Although the underlying funds intend to invest in liquid securities, each underlying fund (except money market funds) may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). Each money market fund may only invest up to 5% of its total assets in illiquid securities. The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the underlying funds. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization (“NRSRO”). Investments in Rule 144A Securities could have the effect of increasing the level of an underlying fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes affecting the security. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the underlying funds’ liquidity procedures if traded in that market. Such securities will be treated as “restricted” if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933, as amended (the “1933 Act”).

If illiquid securities exceed 15% of an underlying fund’s net assets after the time of purchase, the underlying fund will take steps to reduce its holdings of illiquid securities in an orderly fashion. Because illiquid securities may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the underlying fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of an underlying fund to decline.

Each underlying fund may invest up to 5% of its total assets in venture capital investments measured at the time of an investment. A later increase or decrease in this percentage resulting from changes in values of assets will not constitute a violation of such limitation. Each underlying fund may make an initial investment of up to 0.5% of its total assets in any one venture capital company. An underlying fund may not invest in aggregate more than 1% of its total assets, measured at the time of the subsequent purchase, in any one venture capital company.

Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The underlying funds may not be able to sell such investments when the portfolio managers and/or investment personnel deem it appropriate to do so due to restrictions on their sale. In addition, the underlying funds may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the underlying funds may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in an underlying fund’s NAV.

Securities Lending
Under procedures adopted by its Trustees, an underlying fund may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete, among other things, certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The underlying fund does not have the right to vote on securities while they are being lent; however, the underlying fund may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If an underlying fund is unable to recover a security on loan, the underlying fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the underlying fund.

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Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser. An investment in a cash management vehicle is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause an underlying fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the underlying funds and the affiliated cash management vehicle in which the cash collateral is invested, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the underlying funds and the cash management vehicle. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing the cash management vehicle used for the securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the underlying funds may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

Equity Securities
The underlying funds may invest in equity securities, which include, but are not limited to, common and preferred stocks, securities convertible or exchangeable into common stock, and warrants.

Common Stock. Common stock represents a proportionate share of the ownership of a company. Common stocks sometimes are divided into several classes, with each class having different voting rights, dividend rights, or other differences in their rights and priorities. The value of a stock is based on the market’s assessment of the current and future success of a company’s business, any income paid to stockholders, the value of the company’s assets, and general market conditions. The value of a stock may also be adversely affected by other factors such as accounting irregularities, actual or perceived weaknesses in corporate governance practices of a company’s board or management, and changes in company management. Common stock values can fluctuate dramatically over short periods.

Preferred Stock. A preferred stock represents an ownership interest in a company, but pays dividends at a specific rate and has priority over common stock in payment of dividends and liquidation claims. Preferred stock dividends are generally cumulative, noncumulative, or participating. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. Like debt securities, the value of a preferred stock often fluctuates more in response to changes in interest rates and the creditworthiness of the issuer, rather than in response to changes in the issuer’s profitability and business prospects. Preferred stock is subject to similar risks as common stock and debt securities.

Convertible Security. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security, such as a “convertible preferred stock,” provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. Like a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. As with a fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by an underlying fund is called for redemption or conversion, the underlying fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

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Warrants. Warrants constitute options to purchase equity securities at a specific price and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying equity securities. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the common stock to rise. The price of a warrant may be more volatile than the price of its underlying security. A warrant becomes worthless if it is not exercised within the specified time period.

Special Purpose Acquisition Companies. Certain underlying funds may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC typically invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities, and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of a SPAC’s securities is particularly dependent on the ability of the SPAC’s management to timely identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. To the extent the SPAC is invested in cash or similar securities while awaiting an acquisition opportunity, a Portfolio’s ability to meet its investment objective may be negatively impacted. In addition, SPACs, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Financial Services Risk
To the extent that an underlying fund invests a significant portion of its assets in the financial services sector, that underlying fund will have more exposure to the risks inherent to the financial services sector. Financial services companies may be adversely affected by changes in regulatory framework or interest rates that may negatively affect financial services businesses; exposure of a financial institution to a nondiversified or concentrated loan portfolio; exposure to financial leverage and/or investments or agreements that, under certain circumstances, may lead to losses; and the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all financial services companies.

Natural Disasters and Extreme Weather Conditions
Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s or an underlying fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio or the underlying fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Foreign Securities
Each underlying fund, including each INTECH Fund to the extent that foreign securities may be included in its respective named benchmark index, may invest in foreign securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities because an underlying fund’s performance may depend on factors other than the performance of a particular company. These factors include:

Currency Risk. As long as an underlying fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When an underlying fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

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Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of an underlying fund’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Additionally, European markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and worldwide sellers of credit default swaps linked to that country’s creditworthiness. These trends have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of all European countries, which in turn may have a material adverse effect on an underlying fund’s investments in such countries, other countries that depend on European countries for significant amounts of trade or investment, or issuers with exposure to European debt.

Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares, or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for an underlying fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on an underlying fund. Such factors may hinder an underlying fund’s ability to buy and sell emerging market securities in a timely manner, affecting the underlying fund’s investment strategies and potentially affecting the value of the underlying fund.

Geographic Investment Risk. To the extent that an underlying fund invests a significant portion of its assets in a particular country or geographic region, the underlying fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on an underlying fund’s performance.

Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Geographic Concentration Risk. Because the underlying Janus Asia Equity Fund intends to focus its investments in a particular geographic region, the underlying fund’s performance is expected to be closely tied to various factors such as the social, financial, economic, and political conditions within that region or country. Specifically, the underlying fund’s investments in Asian issuers increases that fund’s exposure to various risks including, but not limited to, risks associated with volatile securities markets, currency fluctuations, social, political, and regulatory developments, economic environmental events (such as natural disasters), and changes in tax or economic policies, each of which, among others, may be particular to Asian countries or region.

Because of the underlying Janus Asia Equity Fund’s investment focus on Asian issuers, its investments will be more sensitive to social, financial, economic, political, and regulatory developments affecting the fiscal stability of a particular country and/or the broader region. Events that negatively affect the fiscal stability of a particular country and/or the broader region may cause the value of the underlying fund’s holdings to decrease, in some cases significantly. As a result, that fund is likely to be more volatile than a fund that is more geographically diverse in its investments.

The Asian region within which the underlying fund will focus its investments comprises countries in various stages of economic and political development. As a result, some countries may have relatively unstable governments or may experience

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adverse conditions such as overextension of credit, currency devaluations and restrictions, less efficient markets, rising unemployment, high inflation, underdeveloped financial services sectors, heavy reliance on international trade, prolonged economic recessions, and political instability, including military disruption, which could result in significant downturns and volatility in the economies of Asian countries and therefore have an adverse effect on the value of the underlying fund’s portfolio. Certain Asian countries may be vulnerable to trade barriers and other protectionist measures. Some countries have restricted the flow of money in and out of the country. Further, if Asian securities fall out of favor, it may cause the underlying fund to underperform funds that do not focus their investments in a single region of the world.

It is also possible that from time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to social, financial, economic, political, and regulatory developments. The economies of the Asian countries in which the underlying fund invests may be interdependent, which could increase the possibility that conditions in one country will adversely impact the issuers of securities in a different country or region, or that the impact of such conditions will be experienced at the same time by the region as a whole. Likewise, the economies of the Asian region may also be dependent on the economies of other countries, such as the United States and Europe and events in these economies could negatively impact the economies of the Asian region.

The trading volume on some Asian stock exchanges tends to be much lower than in the United States, and Asian securities of some companies are less liquid and more volatile than similar United States securities which could lead to a significant possibility of loss to the underlying fund. In addition, brokerage commissions on regional stock exchanges are fixed and are generally higher than the negotiated commissions in the United States.

Emerging Markets. Within the parameters of its specific investment policies, each underlying fund, including each underlying INTECH Fund to the extent that emerging markets may be included in its respective named benchmark index, and particularly Global Research Portfolio, Global Technology Portfolio, Overseas Portfolio, Janus Asia Equity Fund, Janus Emerging Markets Fund, Janus Global Bond Fund, Janus Global Life Sciences Fund, Janus Global Research Fund, Janus Global Technology Fund, Janus Overseas Fund, Perkins Global Value Fund, and Perkins International Value Fund, may invest its assets in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Indexsm. Each of the underlying Janus Global Real Estate Fund, Janus Global Select Fund, and Janus International Equity Fund will normally limit its investments in emerging market countries to 15%, 30%, and 20%, respectively, of its net assets. The underlying Janus Real Return Fund has, at times, invested a significant portion of its assets in emerging markets and may continue to do so. The underlying Janus Emerging Markets Fund will invest at least 80% of its net assets in companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Indexsm, which measures the equity market performance of developed markets. Investing in emerging markets involves certain risks not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries as previously discussed under “Foreign Securities.” The prices of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an underlying fund’s investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. In addition, the economies of developing countries tend to be heavily dependent upon international trade and, as such, have been, and may continue to be, adversely impacted by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they do business.

The securities markets of many of the countries in which the underlying funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the underlying funds to obtain or to enforce a judgment against the issuers of

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such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. Further, an underlying fund’s ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities. The underlying funds may be subject to emerging markets risk to the extent that they invest in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

Investment in China A Shares Market. The Chinese government may permit a foreign investor to invest in China A Shares as a licensed Qualified Foreign Institutional Investor (“QFII”). QFII licenses are granted by the China Securities Regulatory Commission (“CSRC”) and investment quota is granted by the State Administration of Foreign Exchange (“SAFE”). Janus Capital has been granted a QFII license and investment quota. There can be no assurance that a Portfolio will receive investment quota. For Janus funds that receive allocations, a failure to utilize quota and invest in Chinese local market equity securities and/or any repatriation of capital by a Portfolio may result in the permanent loss of investment quota otherwise available to the Portfolios or other funds.

With respect to direct China A Shares investments, as a general matter, any capital invested and profits generated cannot be repatriated for a minimum of one year. Repatriation of any invested capital is subject to approval by the regulator. Additionally, any repatriation of profits would be subject to an audit by a registered accountant in China, and subject to regulatory approval. In light of the foregoing, an underlying fund’s investment in China A Shares would be subject to the underlying fund’s limit of investing up to 15% of its net assets in illiquid investments. An investment in China A Shares is also generally subject to the risks identified under Foreign Securities, and foreign investment risks such as price controls, expropriation of assets, confiscatory taxation, and nationalization may be heightened when investing in China. The China A Shares market may be less liquid and trading prices could be more volatile than other foreign securities markets because of low trading volume and restrictions on movement of capital.

Peoples Republic of China (“PRC”) regulations require QFIIs to entrust assets held in the PRC and to interact with government agencies through a China-based qualified custodian bank. Assets attributable to clients of Janus Capital will be held by the custodian in RMB (or Renminbi, which is the sole legal tender issued by the PRC) accounts, foreign exchange accounts, and securities accounts in the joint name of Janus Capital and its clients, although the terms of the custody agreement make clear that the contents of the accounts belong to the clients, and not to Janus Capital. China A Shares that are traded on the Shanghai or Shenzhen Stock Exchange are dealt and held in book-entry form through the China Securities Depository and Clearing Corporation (“CSDCC”). Securities purchased by Janus Capital, in its capacity as a QFII, on behalf of an underlying fund can currently be received by the CSDCC as credited to a securities trading account maintained in the joint names of Janus Capital and its clients. Janus Capital may not use the account for any other purpose than for maintaining an underlying fund’s assets. Given that the custody accounts and securities trading account are maintained in the joint names of Janus Capital and its clients, an underlying fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the underlying fund. In particular, there is a risk that creditors of Janus Capital may assert that the securities are owned by Janus Capital and not the underlying fund, and that a Chinese court, or a court applying Chinese law, would uphold such an assertion, in which case creditors of Janus Capital could seize assets of such underlying fund.

Short Sales
Certain underlying funds, with the exception of the INTECH Funds, may engage in “short sales against the box.” This technique involves either selling short a security that an underlying fund owns, or selling short a security that the underlying fund has the right to obtain, for delivery at a specified date in the future. An underlying fund does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. An underlying fund borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, an underlying fund loses the opportunity to participate in the gain.

Certain underlying funds, with the exception of the INTECH Funds, may also engage in other short sales. An underlying fund may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. In a short sale transaction, an underlying fund sells a security it does not own to a purchaser at a specified price. To complete a short sale, an underlying fund must: (i) borrow the security to deliver it to the purchaser and (ii) buy that same security in the market to return it to the lender. Short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, an underlying fund may incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date

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on which the underlying fund replaces the borrowed security, and the underlying fund may realize a gain if the security declines in price between those same dates. Although an underlying fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. To borrow the security, an underlying fund may also be required to pay a premium, which would increase the cost of the security sold.

The underlying funds may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and an underlying fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, it is more likely that an underlying fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

Until an underlying fund closes its short position or replaces the borrowed security, the underlying fund may designate liquid assets it owns (other than the short sale proceeds) as segregated assets to the books of the broker and/or its custodian in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner is expected to be increased or decreased each business day equal to the change in market value of the underlying fund’s obligation to purchase the security sold short. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. If the lending broker requires the underlying fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the underlying fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. The underlying funds believe that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at an exercise price that covers the obligation), or by an underlying fund’s segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the underlying fund’s borrowing restrictions. This requirement to segregate assets limits an underlying fund’s leveraging of its investments and the related risk of losses from leveraging. An underlying fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, an underlying fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. An underlying fund’s ability to invest in short sales may be limited, as described in the underlying fund’s prospectuses.

Zero Coupon, Step Coupon, and Pay-In-Kind Securities
Within the parameters of its specific investment policies, each underlying fund, with the exception of the INTECH Funds, may invest up to 10% (without limit for Flexible Bond Portfolio, Janus Flexible Bond Fund, Janus Global Bond Fund, and Janus High-Yield Fund) of its net assets in zero coupon, step coupon, and pay-in-kind securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par or whether to extend it until the next payment date at the new coupon rate. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of an underlying fund’s restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

For federal income tax purposes, holders of zero coupon securities and step coupon securities are required to recognize income even though the holders receive no cash payments of interest during the year. Similarly, holders of payment-in-kind securities must include in their gross income the value of securities they receive as “interest.” In order to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder, an underlying fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds and non-cash income from payment-in-kind securities. Because an underlying fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin or may receive non-cash interest payments, in some years that underlying fund may have to distribute cash obtained from other sources in order to satisfy the distribution

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requirements under the Internal Revenue Code. An underlying fund may obtain such cash from selling other portfolio holdings, which may cause that underlying fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the amount of cash available for investment by the underlying fund, to reduce the assets to which underlying fund expenses could be allocated, and to reduce the rate of return for that underlying fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for an underlying fund to sell the securities at the time.

Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities
The underlying funds, with the exception of the INTECH Funds, may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts, and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary, which are passed through to purchasers, such as the underlying funds. The most common type of pass-through securities is mortgage-backed securities. Government National Mortgage Association (“Ginnie Mae”) Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. An underlying fund will generally purchase “modified pass-through” Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the “issuer” and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

The Federal Home Loan Mortgage Corporation (“Freddie Mac”) issues two types of mortgage pass-through securities: mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

The Federal National Mortgage Association (“Fannie Mae”) issues guaranteed mortgage pass-through certificates (“Fannie Mae Certificates”). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the underlying funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio managers and/or investment personnel will consider estimated prepayment rates in calculating the average-weighted maturity of an underlying fund, if relevant. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining

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interest rates, higher yielding mortgage-backed securities held by an underlying fund might be converted to cash, and the underlying fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit an underlying fund’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

The underlying funds’ investments in mortgage-backed securities may be backed by subprime mortgages. Subprime mortgages are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt, asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

The underlying funds, with the exception of the INTECH Funds, also may invest in other types of pass-through securities, such as credit-linked trust certificates, traded custody receipts, and participation interests. Holders of the interests are entitled to receive distributions of interest, principal, and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, an underlying fund may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of such additional funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the underlying funds’ prospectuses may apply.

Investment Company Securities
The Portfolio may invest up to 100% of its total assets in other Janus funds in reliance on Section 12(d)(1)(G) and Rule 12d1-2 of the 1940 Act.

From time to time, the underlying funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits an underlying fund from acquiring: (i) more than 3% of another investment company’s voting stock; (ii) securities of another investment company with a value in excess of 5% of an underlying fund’s total assets; or (iii) securities of such other investment company and all other investment companies owned by an underlying fund having a value in excess of 10% of the underlying fund’s total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to an underlying fund if, after the sale: (i) the underlying fund owns more than 3% of the other investment company’s voting stock or (ii) the underlying fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The underlying funds may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The underlying funds may invest their cash holdings in affiliated or non-affiliated money market funds as part of a cash sweep program. The underlying funds may purchase unlimited shares of affiliated or non-affiliated money market funds and of other funds managed by Janus Capital, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order. To the extent the underlying funds invest in money market funds or other funds, the underlying funds will be subject to the same risks that investors experience when investing in such other funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other funds. Additionally, as the adviser to the underlying funds and the money market funds or other funds or investment vehicles in which the underlying funds may invest, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the underlying funds and the money market funds and other funds.

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Investment companies may include index-based investments such as exchange-traded funds (“ETFs”), which hold substantially all of their assets in investments representing specific indices. The main risk of investing in index-based investments is the same as investing in a portfolio of investments comprising the index. As a shareholder of another investment company, an underlying fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the underlying fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio investments and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the underlying funds, to acquire their securities in excess of the limits of the 1940 Act.

Exchange-Traded Notes
Certain underlying funds may invest directly in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no period coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in an underlying fund’s total return and as a result, the Portfolio’s total return. An underlying fund may invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital or any applicable underlying subadviser, will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When an underlying fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the underlying fund’s right to redeem its investment in an ETN, which are meant to be held until maturity. An underlying fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Depositary Receipts
The underlying funds, including each INTECH Fund to the extent that they may be included in its respective named benchmark index, may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The underlying funds may also invest in European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, regulatory risk, market risk, and geographic investment risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the underlying funds’ prospectuses.

U.S. Government Securities
To the extent permitted by its investment objective and policies, each underlying fund, particularly Balanced Portfolio, Flexible Bond Portfolio, Janus Balanced Fund, Janus Flexible Bond Fund, Janus Global Bond Fund, Janus Real Return Fund, Janus Short-Term Bond Fund, and Perkins Value Plus Income Fund, may invest in U.S. Government securities. The underlying INTECH Funds may have exposure to U.S. Government securities only to the extent the cash sweep program may invest in such instruments. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which an underlying fund may invest include U.S. Treasury securities, including Treasury Inflation Protection Securities (“TIPS”), and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business

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Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which an underlying fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association (“Sallie Mae”) are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the underlying funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Obligations
The underlying funds, with the exception of the INTECH Funds, may invest in municipal obligations issued by states, territories, and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable an underlying fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities
Other types of income-producing securities that the underlying funds, with the exception of the INTECH Funds, may purchase include, but are not limited to, the following types of securities:

Inverse floaters. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No underlying fund will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, an underlying fund could lose money, or its NAV could decline by the use of inverse floaters.

Standby commitments. Standby commitments are the rights to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Strip bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bonds. This investment structure is commonly used as a means of enhancing a security’s liquidity.

The underlying funds will purchase standby commitments, tender option bonds, and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.

Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

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In order to most effectively use these investments, the portfolio managers and/or investment personnel must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio managers and/or investment personnel incorrectly forecast such movements, an underlying fund could be adversely affected by the use of variable or floating rate obligations.

Real Estate Investment Trusts (“REITs”)
Within the parameters of its specific investment policies, each of the underlying funds may invest in REITs. The underlying Janus Global Real Estate Fund and Janus Real Return Fund may invest a significant amount of its assets in these types of securities. REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. Investment in REITs may subject an underlying fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition, and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of an underlying fund’s investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through an underlying fund, a shareholder will bear not only his or her proportionate share of the expenses of an underlying fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Mortgage Dollar Rolls
Certain underlying funds, particularly Flexible Bond Portfolio, Janus Diversified Alternatives Fund, Janus Flexible Bond Fund, Janus Global Bond Fund, Janus Global Real Estate Fund, Janus High-Yield Fund, Janus Real Return Fund, and Janus Short-Term Bond Fund, may enter into “mortgage dollar rolls,” which are similar to reverse repurchase agreements in certain respects. In a “mortgage dollar roll” transaction, an underlying fund sells a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which an underlying fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which an underlying fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the underlying fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to an underlying fund generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and, therefore, price); and (vi) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

An underlying fund’s obligations under a dollar roll agreement must be covered by cash, U.S. Government securities, or other liquid high grade debt obligations equal in value to the securities subject to repurchase by an underlying fund, and segregated in accordance with 1940 Act requirements. To the extent that the underlying fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. During the roll period, an underlying fund foregoes principal and interest paid on the mortgage-backed security. An underlying fund is compensated by the difference between the current sale price and the lower forward purchase price, often referred to as the “drop,” as well as the interest earned on the cash proceeds of the initial sale.

Successful use of mortgage dollar rolls depends on an underlying fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities an underlying fund is required to purchase may decline below the agreed upon repurchase price.

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Loans
Bank Loans. Certain underlying funds, particularly Balanced Portfolio, Flexible Bond Portfolio, Global Technology Portfolio, Janus Balanced Fund, Janus Diversified Alternatives Fund, Janus Flexible Bond Fund, Janus Global Bond Fund, Janus Global Technology Fund, Janus High-Yield Fund, Janus Real Return Fund, Janus Short-Term Bond Fund, and Perkins Value Plus Income Fund may invest in bank loans, which include institutionally-traded floating and fixed-rate debt securities. Each underlying fund will limit its investments in bank loans to no more than 20% of its total assets, with the exception of Global Technology Portfolio and Janus Global Technology Fund, which will each limit their investments in bank loans to no more than 5% of their respective total assets. The bank loans in which an underlying fund may invest may be denominated in U.S. or non-U.S. currencies, including the euro.

Bank loans are obligations of companies or other entities that are typically issued in connection with recapitalizations, acquisitions, and refinancings, and may be offered on a public or private basis. Bank loans often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged and may be distressed or involved in bankruptcy proceedings. The underlying funds generally invest in bank loans directly through an agent, either by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Assignments and participations involve credit risk, interest rate risk, and liquidity risk. To the extent an underlying fund invests in non-U.S. bank loan investments, those investments are subject to the risks of foreign investment, including Eurozone risk. Some bank loans may be purchased on a “when-issued” basis.

When an underlying fund purchases an assignment, the underlying fund generally assumes all the rights and obligations under the loan agreement and will generally become a “lender” for purposes of the particular loan agreement. The rights and obligations acquired by an underlying fund under an assignment may be different, and be more limited, than those held by an assigning lender. Subject to the terms of a loan agreement, an underlying fund may enforce compliance by a borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-off. If a loan is foreclosed, an underlying fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. An underlying fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligations or that the collateral could be liquidated.

If an underlying fund purchases a participation interest, it typically will have a contractual relationship with the lender and not with the borrower. An underlying fund may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender, or any other intermediate participant. An underlying fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender and only upon receipt by the lender of the payments from the borrower. The failure by an underlying fund to receive scheduled interest or principal payments may adversely affect the income of the underlying fund and may likely reduce the value of its assets, which would be reflected by a reduction in the underlying fund’s NAV.

The borrower of a loan in which an underlying fund holds an assignment or participation interest may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that an underlying fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation. This may result in an underlying fund realizing less income on a particular investment and replacing the loan with a less attractive security, which may provide less return to the underlying fund.

Floating Rate Loans Generally. Floating rate loans typically are negotiated, structured, and originated by a bank or other financial institution (an “agent”) for a lending group or “syndicate” of financial institutions. In most cases, an underlying fund relies on the agent to assert appropriate creditor remedies against the borrower. The agent may not have the same interests as an underlying fund, and the agent may determine to waive certain covenants contained in the loan agreement that an underlying fund would not otherwise have determined to waive. The typical practice of an agent relying on reports from a borrower about its financial condition may involve a risk of fraud by a borrower. In addition, if an agent becomes insolvent or carries out its duties improperly, an underlying fund may experience delays in realizing payment and/or risk loss of principal and/or income on its floating rate loan investments. The investment team performs a credit analysis on the borrower but typically does not perform credit analysis on the agent or other intermediate participants.

Floating rate loans have interest rates that adjust periodically and are tied to a benchmark lending rate such as the London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate

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offered by one or more major U.S. banks (“Prime Rate”) or the rate paid on large certificates of deposit traded in the secondary markets (“CD rate”). The interest rate on Prime Rate based loans and corporate debt securities may float daily as the Prime Rate changes, while the interest rate on LIBOR or CD rate based loans and corporate debt securities may reset periodically. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Investing in floating rate loans with longer interest rate reset periods may increase fluctuations in an underlying fund’s NAV as a result of changes in interest rates. An underlying fund may attempt to hedge against interest rate fluctuations by entering into interest rate swaps or by using other hedging techniques.

While the underlying funds generally expect to invest in fully funded term loans, certain of the loans in which the underlying funds may invest include revolving loans and delayed draw term loans. Such loans generally obligate the lender (and those with an interest in the loan) to fund the loan at the borrower’s discretion. As such, an underlying fund would need to maintain amounts sufficient to meet its contractual obligations. In cases where an underlying fund invests in revolving loans and delayed draw term loans, the underlying fund will maintain high quality liquid assets in an amount at least equal to its obligations under the loans. Amounts maintained in high-quality liquid assets may provide less return to an underlying fund than investments in floating rate loans. Loans involving revolving credit facilities or delayed terms may require an underlying fund to increase its investment in a particular floating rate loan when it otherwise would not have done so. Further, an underlying fund may be obligated to do so even if it may be unlikely that the borrower will repay amounts due.

Purchasers of floating rate loans may pay and/or receive certain fees. The underlying funds may receive fees such as covenant waiver fees or prepayment penalty fees. An underlying fund may pay fees such as facility fees. Such fees may affect an underlying fund’s return.

With respect to certain loan transactions, including but not limited to private placements, the underlying funds may determine not to receive confidential information. Such a decision may place an underlying fund at a disadvantage relative to other investors in loans who determine to receive confidential information, as an underlying fund may be limited in its available investments or unable to make accurate assessments related to certain investments.

In cases where Janus Capital receives material, nonpublic information about the issuers of loans that may be held in an underlying fund’s holdings, Janus Capital’s ability to trade in these loans for the account of an underlying fund could potentially be limited by its possession of such information, to the extent required by applicable law. Such limitations on the ability to trade in the loans and/or other securities of the issuer could have an adverse effect on an underlying fund by, for example, preventing the underlying fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

The secondary market on which floating rate loans are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate loans and that there may be restrictions on their transfer. As a result, an underlying fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The secondary market may also be subject to irregular trading activity, wide price spreads, and extended trade settlement periods. With respect to below-investment grade or unrated securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Other Floating Rate Securities. The underlying funds may invest in other types of securities including, but not limited to, unsecured floating rate loans, subordinated or junior debt, including but not limited to, mezzanine loans secured by the stock of the company that owns the assets, corporate bonds, U.S. Government securities, mortgage-backed and other asset-backed securities, repurchase agreements, certain money market instruments, high-risk/high-yield bonds, and other instruments (including synthetic or hybrid) that pay interest at rates that adjust whenever a specified interest rate changes and/or resets on predetermined dates.

Creditor Committees
Because an underlying fund becomes a creditor of an issuer when holding a bond, Janus Capital may from time to time participate on creditor committees on behalf of the underlying funds. These are committees formed by creditors to negotiate with management of the issuer and are intended to protect the rights of bondholders in the event of bankruptcy, bond covenant default, or other issuer-related financial problems. Participation on creditor committees may expose Janus Capital or an underlying fund to material non-public information of the issuer, restricting such underlying fund’s ability to trade in a particular security. Participation in creditor committees may also expose the underlying funds to federal bankruptcy laws or

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other legislation governing rights of debtors and creditors. Janus Capital will only participate in creditor committees on behalf of an underlying fund when it believes such participation is desirable to protect the value of underlying fund securities or enforce an underlying fund’s rights as a creditor.

High-Yield/High-Risk Bonds
Within the parameters of its specific investment policies, each underlying fund may invest in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor’s Ratings Services and Fitch, Inc., or Ba or lower by Moody’s Investors Service, Inc.). The underlying Janus High-Yield Fund may invest without limit in such bonds. To the extent an underlying fund invests in high-yield/high-risk bonds, under normal circumstances, each of the underlying funds indicated will limit its investments in such bonds to 35% or less of its net assets (Balanced Portfolio, Enterprise Portfolio, Flexible Bond Portfolio, Forty Portfolio, Global Research Portfolio, Global Technology Portfolio, Janus Portfolio, Overseas Portfolio, Janus Balanced Fund, Janus Diversified Alternatives Fund, Janus Enterprise Fund, Janus Flexible Bond Fund, Janus Forty Fund, Janus Fund, Janus Global Bond Fund, Janus Global Life Sciences Fund, Janus Global Real Estate Fund, Janus Global Research Fund, Janus Global Select Fund, Janus Global Technology Fund, Janus Growth and Income Fund, Janus Overseas Fund, Janus Research Fund, Janus Short-Term Bond Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, Perkins Global Value Fund, Perkins International Value Fund, and Perkins Select Value Fund), 20% or less of its net assets (Janus Aspen Perkins Mid Cap Value Portfolio, Janus Asia Equity Fund, Janus Contrarian Fund, Janus Emerging Markets Fund, Janus International Equity Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, and Perkins Small Cap Value Fund), 50% or less of the fixed-income portion of its net assets (Perkins Value Plus Income Fund), or 90% or less of its net assets (Janus Real Return Fund). The underlying INTECH Funds do not intend to invest in high-yield/high-risk bonds.

Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an underlying fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

An underlying fund may also invest in unrated bonds of foreign and domestic issuers. For the underlying funds subject to such limit, unrated bonds will be included in each underlying fund’s limit, as applicable, on investments in bonds rated below investment grade unless its portfolio managers and/or investment personnel deem such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. An underlying fund’s portfolio managers and/or investment personnel will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

The secondary market on which high-yield securities are traded is less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Additionally, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of this SAI for a description of bond rating categories.

Defaulted Securities
An underlying fund may hold defaulted securities if its portfolio managers and/or investment personnel believe, based upon an analysis of the financial condition, results of operations, and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the underlying funds subject to such limit, defaulted securities will be included in each underlying fund’s limit on investments in bonds rated below investment grade. Notwithstanding the portfolio managers’ and/or investment personnel’s belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

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Disposition of Portfolio Securities. Although the underlying funds generally will purchase securities for which their portfolio managers and/or investment personnel expect an active market to be maintained, defaulted securities may be less actively traded than other securities, and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The underlying funds will limit holdings of any such securities to amounts that the portfolio managers and/or investment personnel believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit an underlying fund’s ability to readily dispose of securities to meet redemptions.

Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the underlying funds.

Futures, Options, and Other Derivative Instruments
Certain underlying funds may invest in various types of derivatives, which may at times result in significant derivative exposure. The underlying INTECH Funds may invest, to a limited extent, in certain types of derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A derivative is a financial instrument whose performance is derived from the performance of another asset. An underlying fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

An underlying fund may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When an underlying fund invests in a derivative for speculative purposes, the underlying fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. An underlying fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. An underlying fund’s ability to use derivative instruments may also be limited by tax considerations. (See “Income Dividends, Capital Gains Distributions, and Tax Status.”)

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including:

Counterparty risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the underlying fund.

Currency risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. An underlying fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Index risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the underlying fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the underlying fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Derivatives may generally be traded over-the-counter (“OTC”) or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, an underlying fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the underlying fund may require the counterparty to post collateral if the underlying fund has a net aggregate unrealized gain on all OTC

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derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Futures Contracts. Certain underlying funds may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, commodities, and commodity-linked derivatives (to the extent permitted by the underlying fund and the Internal Revenue Code), or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, commodities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”) or brokerage firm, which are members of a relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded, and currently are maintained in cash or certain other liquid assets held by the underlying funds. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of an underlying fund’s investment limitations. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of an underlying fund, the underlying fund may be entitled to return of margin owed to such underlying fund only in proportion to the amount received by the FCM’s other customers. Janus Capital or the subadviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the underlying funds do business.

The Portfolio has filed a notice of eligibility for exemption from the definition of the term “commodity pool operator” in accordance with Rule 4.5 of the U.S. Commodity Exchange Act, as amended (“Commodity Exchange Act”) and, therefore, the Portfolio is not subject to regulation as a commodity pool operator under the Commodity Exchange Act. The underlying funds in which the Portfolio invests may enter into futures contracts and related options as permitted under Rule 4.5. Amendments to Rule 4.5 adopted in 2012, however, narrowed the exemption from the definition of commodity pool operator and effectively imposed additional restrictions on the Portfolio’s indirect exposure to futures, options, and swaps. The Portfolio will become subject to increased CFTC regulation if the underlying funds in which the Portfolio invests collectively hold more than a prescribed level of assets in such instruments, or if the Portfolio markets itself as providing investment exposure to these instruments. If the Portfolio cannot meet the requirements of Rule 4.5, Janus Capital and the Portfolio would need to comply with additional disclosure, reporting, and recordkeeping requirements, which are currently pending final rulemaking. Although the ultimate effect of such rulemaking is uncertain, such additional requirements could increase the Portfolio’s expenses and/or limit the Portfolio’s ability to achieve its investment objective. Janus Capital is registered as a commodity pool operator in connection with the operation of one or more other Janus mutual funds which do not qualify for the Rule 4.5 exemption. Additionally, the underlying funds in which the Portfolio invests may in turn invest in certain securitized vehicles and/or mortgage REITs that may invest in commodity-related investments and which, in turn, may be considered commodity pools. Janus Capital has no transparency into the holdings of these pooled investment vehicles in which the underlying funds may invest. Therefore, Janus Capital has filed a claim with the CFTC to rely on available relief to delay any regulation as a “commodity pool operator” with respect to the Portfolio until June 30, 2013, or six months from the date on which the CFTC issues additional guidance on the treatment of commodity-related investments held by such pooled investment vehicles.

Although an underlying fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the underlying fund immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because an underlying fund’s cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the underlying fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.

The underlying funds may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. An underlying fund may also enter into futures contracts to protect itself from fluctuations in the value of individual securities, the securities markets generally, or interest rate fluctuations,

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without actually buying or selling the underlying debt or equity security. For example, if an underlying fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the underlying fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the underlying fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. An underlying fund may also use this technique with respect to an individual company’s stock. To the extent the underlying fund enters into futures contracts for this purpose, the segregated assets maintained to cover such underlying fund’s obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the underlying fund with respect to the futures contracts. Conversely, if an underlying fund holds stocks and seeks to protect itself from a decrease in stock prices, the underlying fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if an underlying fund holds an individual company’s stock and expects the price of that stock to decline, the underlying fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company’s stock price. An underlying fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

If an underlying fund, with the exception of the INTECH Funds, owns interest rate sensitive securities and the portfolio managers and/or investment personnel expect interest rates to increase, the underlying fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the underlying fund selling such securities in its portfolio. If interest rates increase as anticipated, the value of the securities would decline, but the value of the underlying fund’s interest rate futures contract would increase, thereby keeping the NAV of the underlying fund from declining as much as it may have otherwise. If, on the other hand, the portfolio managers and/or investment personnel expect interest rates to decline, the underlying fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the securities. Although an underlying fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio managers and/or investment personnel still may not result in a successful use of futures.

Futures contracts entail risks. There is no guarantee that derivative investments will benefit the underlying funds. An underlying fund’s performance could be worse than if the underlying fund had not used such instruments. For example, if an underlying fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the underlying fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio managers and/or investment personnel must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if an underlying fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the underlying fund.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to an underlying fund will not match exactly the underlying fund’s current or potential investments. An underlying fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests – for

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example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities – which involves a risk that the futures position will not correlate precisely with the performance of the underlying fund’s investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with an underlying fund’s investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between an underlying fund’s investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. An underlying fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in an underlying fund’s futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the underlying fund’s other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for an underlying fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the underlying fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such underlying fund’s access to other assets held to cover its futures positions also could be impaired.

Options on Futures Contracts. The underlying funds may buy and write put and call options on futures contracts. A purchased option on a future gives an underlying fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when an underlying fund is not fully invested, it may buy a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, an underlying fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the underlying fund’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is higher than the exercise price, an underlying fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the underlying fund is considering buying. If a call or put option an underlying fund has written is exercised, the underlying fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, an underlying fund’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, an underlying fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

The amount of risk an underlying fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also

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entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the asset at the time of delivery. The underlying funds, with the exception of the INTECH Funds, may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes the underlying funds’ principal uses of forward foreign currency exchange contracts (“forward currency contracts”). An underlying fund may enter into forward currency contracts with stated contract values of up to the value of the underlying fund’s assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). An underlying fund may invest in forward currency contracts for nonhedging purposes such as seeking to enhance return. An underlying fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell (“transaction hedge”). An underlying fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (“position hedge”) or by participating in options or futures contracts with respect to the currency. An underlying fund also may enter into a forward currency contract with respect to a currency where the underlying fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments (“anticipatory hedge”). In any of these circumstances an underlying fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio managers and/or investment personnel believe there is a reasonable degree of correlation between movements in the two currencies (“cross-hedge”). In addition, certain underlying funds may cross-hedge their U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in their respective benchmark index and/or to cover an underweight country or region exposure in their portfolio.

These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on an underlying fund’s foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting an underlying fund’s currency exposure from one foreign currency to another removes the underlying fund’s opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the underlying fund if its portfolio managers’ and/or investment personnel’s projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause an underlying fund to assume the risk of fluctuations in the value of the currency it purchases which may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for an underlying fund than if it had not entered into such contracts.

In general, the underlying funds cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that an underlying fund is not able to cover its forward currency positions with underlying portfolio securities, the underlying fund’s custodian segregates cash or other liquid assets having a value equal to the aggregate amount of the underlying fund’s commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the underlying fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the underlying fund’s commitments with respect to such contracts. As an alternative to segregating assets, an underlying fund may buy call options permitting the underlying fund to

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buy the amount of foreign currency being hedged by a forward sale contract, or an underlying fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the underlying funds’ ability to utilize forward contracts may be restricted. In addition, an underlying fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge underlying fund assets.

Options on Foreign Currencies. The underlying funds, with the exception of the INTECH Funds, may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, an underlying fund may buy put options on the foreign currency. If the value of the currency declines, the underlying fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an underlying fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to an underlying fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, an underlying fund could sustain losses on transactions in foreign currency options that would require the underlying fund to forego a portion or all of the benefits of advantageous changes in those rates.

The underlying funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, an underlying fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decline in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, an underlying fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow the underlying fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised, and the underlying fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, an underlying fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The underlying funds may write covered call options on foreign currencies. A call option written on a foreign currency by an underlying fund is “covered” if the underlying fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if an underlying fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the underlying fund in cash or other liquid assets in a segregated account with the underlying fund’s custodian.

The underlying funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which an underlying fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the underlying fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

Eurodollar Instruments. The underlying funds, with the exception of the INTECH Funds, may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are

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linked to the LIBOR, although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. An underlying fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Additional Risks of Options on Foreign Currencies, Forward Contracts, and Foreign Instruments. Unlike transactions entered into by the underlying funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Similarly, options on currencies may be traded over-the-counter. In an OTC trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the Options Clearing Corporation (“OCC”), thereby reducing the risk of credit default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the OTC market, potentially permitting an underlying fund to liquidate open positions at a profit prior to exercise or expiration or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts, and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in an underlying fund’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

An underlying fund, with the exception of the INTECH Funds, may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the underlying fund. Such participation may subject the underlying fund to expenses such as legal fees and may make the underlying fund an “insider” of the issuer for purposes of the federal securities laws, which may restrict the underlying fund’s ability to trade in or acquire additional positions in a particular security or other securities of the issuer when it might otherwise desire to do so. Participation by an underlying fund on such committees also may expose the underlying fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. An underlying fund would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce the underlying fund’s rights as a creditor or to protect the value of securities held by the underlying fund.

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Options on Securities. In an effort to increase current income and to reduce fluctuations in NAV, the underlying funds, with the exception of the INTECH Funds, may write covered and uncovered put and call options and buy put and call options on securities that are traded on U.S. and foreign securities exchanges and OTC. Examples of covering transactions include: (i) for a written put, selling short the underlying instrument at the same or higher price than the put’s exercise price; and (ii) for a written call, owning the underlying instrument. The underlying funds may write and buy options on the same types of securities that the underlying funds may purchase directly. The underlying funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date.

An underlying fund may cover its obligations on a put option by segregating cash or other liquid assets with the underlying fund’s custodian for a value equal to: (i) the full notional value of the put for physically settled options; or (ii) the in-the-money value of the put for cash settled options. An underlying fund may also cover its obligations on a put option by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held: (i) is equal to or greater than the exercise price of the put written; or (ii) is less than the exercise price of the put written if the difference is maintained by the underlying fund in cash or other liquid assets in a segregated account with its custodian. The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

An underlying fund may cover its obligations on a call option by segregating cash or other liquid assets with the underlying fund’s custodian for a value equal to: (i) the full notional value of the call for physically settled options; or (ii) the in-the-money value of the call for cash settled options. An underlying fund may also cover its obligations on a written call option by (i) owning the underlying security covered by the call or having an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the underlying fund’s custodian) upon conversion or exchange of other securities held in its portfolio; or (ii) holding a call on the same security and in the same principal amount as the call written where the exercise price of the call held: (a) is equal to or less than the exercise price of the call written; or (b) is greater than the exercise price of the call written if the difference is maintained by the underlying fund in cash or other liquid assets in a segregated account with its custodian.

An underlying fund would write a call option for hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio managers and/or investment personnel believe that writing the option would achieve the desired hedge.

The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer’s position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a “closing sale transaction.” This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

In the case of a written call option, effecting a closing transaction will permit an underlying fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit an underlying fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit an underlying fund to use the cash or

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proceeds from the concurrent sale of any securities subject to the option for other investments. If an underlying fund desires to sell a particular security from its portfolio on which it has written a call option, the underlying fund will effect a closing transaction prior to or concurrent with the sale of the security.

An underlying fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. An underlying fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the underlying fund.

An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, an underlying fund may not be able to effect closing transactions in particular options and the underlying fund would have to exercise the options in order to realize any profit. If an underlying fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange (“Exchange”) on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

An underlying fund may write options in connection with buy-and-write transactions. In other words, an underlying fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”), or above (“out-of-the-money”) the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, an underlying fund’s maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the underlying fund’s purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and an underlying fund’s gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the underlying fund may elect to close the position or take delivery of the security at the exercise price and the underlying fund’s return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

An underlying fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the underlying fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

An underlying fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the underlying fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the underlying fund.

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An underlying fund may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that an underlying fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

Options on Securities Indices. The underlying funds may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities. The index may fluctuate as a result of changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor’s 100. Indices may also be based on a particular industry, market segment, or certain currencies such as the U.S. Dollar Index or DXY Index.

Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

Options on Non-U.S. Securities Indices. The underlying funds may purchase and write put and call options on foreign securities indices listed on domestic and foreign securities exchanges. The underlying funds may also purchase and write OTC options on foreign securities indices.

The underlying funds may, to the extent allowed by federal and state securities laws, invest in options on non-U.S. securities indices instead of investing directly in individual non-U.S. securities. The underlying funds may also use foreign securities index options for bona fide hedging and non-hedging purposes.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices may be more likely to occur, although the underlying funds generally will only purchase or write such an option if Janus Capital or the subadviser, as applicable, believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The underlying funds will not purchase such options unless Janus Capital or the subadviser, as applicable, believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in an underlying fund’s portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the portfolio managers and/or investment personnel may be forced to liquidate portfolio securities to meet settlement obligations. An underlying fund’s activities in index options may also be restricted by the requirements of the Internal Revenue Code for qualification as a regulated investment company.

In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or exist.

Other Options. In addition to the option strategies described above and in the prospectuses, certain underlying funds, with the exception of the INTECH Funds, may purchase and sell a variety of options with non-standard payout structures or other features (“exotic options”). Exotic options are traded OTC and typically have price movements that can vary markedly from simple put or call options. The risks associated with exotic options are that they cannot be as easily priced and may be subject to liquidity risk. While some exotic options have fairly active markets others are mostly thinly traded instruments.

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Some options are pure two-party transactions and may have no liquidity. An underlying fund may treat such instruments as illiquid and will limit its investments in such instruments to no more than 15% of its net assets, when combined with all other illiquid investments of the underlying fund. An underlying fund may use exotic options to the extent that they are consistent with the underlying fund’s investment objective and investment policies, and applicable regulations.

An underlying fund may purchase and sell exotic options that have values which are determined by the correlation of two or more underlying assets. These types of options include, but are not limited to, outperformance options, yield curve options, or other spread options.

Outperformance Option – An option that pays the holder the difference in the performance of two assets. The value of an outperformance option is based on the relative difference, i.e. the percentage outperformance of one underlying security or index compared to another. Outperformance options allow the underlying fund to gain leveraged exposure to the percentage price performance of one security or index over another. The holder of an outperformance option will only receive payment under the option contract if a designated underlying asset outperforms the other underlying asset. If outperformance does not occur, the holder will not receive payment. The option may expire worthless despite positive performance by the designated underlying asset. Outperformance options are typically cash settled and have European-style exercise provisions.

Yield Curve Options – An option whose value is based on the yield spread or yield differential between two securities. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Spread Option – A type of option that derives its value from the price differential between two or more assets, or the same asset at different times or places. Spread options can be written on all types of financial products including equities, bonds and currencies.

Swaps and Swap-Related Products. The underlying funds, with the exception of the INTECH Funds, may enter into swap agreements or utilize swap-related products, including, but not limited to, total return swaps, equity swaps, interest rate swaps, caps, and floors (either on an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. An underlying fund may enter into swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the underlying fund. An underlying fund will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the underlying fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the underlying fund’s obligations over its entitlement with respect to each swap will be calculated on a daily basis, and an amount of cash or other liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the underlying fund’s custodian. If an underlying fund enters into a swap on other than a net basis, it would maintain segregated assets in the full amount accrued on a daily basis of its obligations with respect to the swap.

Swap agreements entail the risk that a party will default on its payment obligations to an underlying fund. If there is a default by the other party to such a transaction, the underlying fund normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that the underlying fund will not be able to meet its obligation to the counterparty. Swap agreements traditionally were privately negotiated and entered into in the over-the-counter market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now requires certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

An underlying fund normally will not enter into any total return, equity, or interest rate swap, cap, or floor transaction unless the claims-paying ability of the other party thereto meets guidelines established by Janus Capital. Janus Capital’s guidelines may be adjusted in accordance with market conditions. Janus Capital or the subadviser, as applicable, will monitor the creditworthiness of all counterparties on an ongoing basis. Generally, parties that are rated in the highest short-term rating category by an NRSRO will meet Janus Capital’s guidelines. The ratings of NRSROs represent their opinions of the claims-paying ability of entities rated by them. NRSRO ratings are general and are not absolute standards of quality.

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The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other types of swaps. To the extent an underlying fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of total return, equity, or interest rate swap transactions that may be entered into by an underlying fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by an underlying fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that an underlying fund is contractually obligated to make. If the other party to a swap that is not collateralized defaults, the underlying fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. An underlying fund may buy and sell (i.e., write) caps and floors, without limitation, subject to the segregation requirement described above.

Another form of a swap agreement is the credit default swap. An underlying fund may enter into various types of credit default swap agreements (with notional values not to exceed 10% of the net assets of the underlying fund) for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, an underlying fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the underlying fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the underlying fund would keep the stream of payments and would have no payment obligations. As the seller, the underlying fund would effectively add leverage to its portfolio because, in addition to its total net assets, the underlying fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that an underlying fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement. An underlying fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the underlying fund would function as the counterparty referenced in the preceding paragraph. Credit default swaps could result in losses if the underlying fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.

Credit default swap agreements may involve greater risks than if an underlying fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. An underlying fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the underlying fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the underlying fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the underlying fund.

An underlying fund may invest in funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps that are based on an index of credit default swaps (“CDXs”) or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets.

An underlying fund investing in CDXs is normally only permitted to take long positions in these instruments. An underlying fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. An underlying fund also normally indirectly bears its proportionate share of any expenses paid by a CDX in addition to the expenses of the underlying fund. By investing in CDXs, an underlying fund could be exposed to risks relating to, among other things, the reference obligation, illiquidity risk, counterparty risk, and credit risk.

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Options on Swap Contracts. Certain underlying funds may purchase or write covered and uncovered put and call options on swap contracts (“swaptions”). Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.

Structured Investments. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities.

Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. Structured investments include a wide variety of instruments which are also subject to special risk such as inverse floaters and collateralized debt obligations. Inverse floaters involve leverage which may magnify an underlying fund’s gains or losses. The risk of collateral debt obligations depends largely on the type of collateral securing the obligations. There is a risk that the collateral will not be adequate to make interest or other payments related to the debt obligation the collateral supports.

Certain underlying funds may invest in commodity-linked or commodity index-linked securities which have principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the Goldman Sachs Commodities Index. They are sometimes referred to as structured investments because the terms of the instrument may be structured by the issuer of the instrument and the purchaser of the instrument. The value of these instruments will rise or fall in response to changes in the underlying commodity or related index or investment. An underlying fund’s investment in these instruments exposes the underlying fund and the Portfolio to the commodities market and the risks associated with commodities underlying the instrument without investing directly in physical commodities. An underlying fund’s indirect exposure to commodities may be limited by the underlying fund’s intention to qualify as a regulated investment company under the Internal Revenue Code.

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, an underlying fund’s ability to resell such a structured instrument may be more limited than its ability to resell other underlying fund securities. The underlying funds may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each underlying fund’s net assets, when combined with all other illiquid investments of the underlying fund. The underlying INTECH Funds do not intend to invest in structured investments.

Investment Strategies and Risks Applicable only to an Affiliated Underlying Money Market Fund
An affiliated underlying money market fund (“underlying money market fund”) may invest only in “eligible securities” as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two NRSROs or, if only one NRSRO has issued a rating, by that NRSRO (the “Requisite NRSROs”) or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, an underlying money market fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less. A description of the ratings of some NRSROs appears in Appendix A.

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Under Rule 2a-7, an underlying money market fund may not invest more than 5% of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases the underlying money market fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

Pursuant to Rule 2a-7, an underlying money market fund will generally invest at least 97% of its total assets in “first-tier” securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, an underlying money market fund may invest in “second-tier” securities, which are eligible securities that are not first-tier securities. However, the underlying money market fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than: (i) 1/2 of 1% of its total assets in second-tier securities issued by any single issuer or (ii) 3% of its total assets in second-tier securities. Immediately after the acquisition of any demand feature or guarantee that is a second-tier security, an underlying money market fund cannot have invested more than 2.5% of its total assets in securities issued by or subject to the demand features or guarantees from the entity that issued the demand feature or guarantee. The underlying money market funds also cannot purchase second-tier securities with a remaining maturity of more than 45 days.

The following is a discussion regarding types of securities in which an underlying money market fund may invest. This information supplements and should be read in conjunction with that underlying money market fund’s prospectuses.

Participation Interests
An underlying money market fund may purchase participation interests in loans or securities in which the underlying money market fund may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives an underlying money market fund an undivided interest in the underlying loans or securities in the proportion that the underlying money market fund’s interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, an underlying money market fund will have the right to demand payment, on not more than seven days’ notice, for all or a part of the underlying money market fund’s participation interest. An underlying money market fund intends to exercise any demand rights it may have upon default under the terms of the loan or security to provide liquidity or to maintain or improve the quality of the underlying money market fund’s investment portfolio. An underlying money market fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes
An underlying money market fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days’ notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by an underlying money market fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of an underlying money market fund, as well as other money market rates of interest. An underlying money market fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities
An underlying money market fund may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by

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nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a “pass-through” of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to an underlying money market fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

In addition to interest rate risk, investments in mortgage-backed securities including those comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Thus, if borrowers are unable to make their payments, the mortgages underlying mortgage-backed securities may have higher default rates.

An underlying money market fund may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages, which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. An underlying money market fund may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of an underlying money market fund’s Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates (“PCs”) which represent interests in mortgages from Freddie Mac’s national portfolio. The mortgage loans in Freddie Mac’s portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury

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have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

An underlying money market fund may also invest in privately-issued mortgage-backed securities to the extent permitted by its investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations (“CMOs”), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Fannie Mae or Freddie Mac, or by pools of conventional mortgages.

Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Structured investment vehicles and other similar vehicles (“structured vehicles”) issue a combination of senior and subordinate debt to fund the purchase of finance company and structured finance debt. Structured vehicle debt is usually composed of a senior debt tranche made up of commercial paper and longer maturity medium term notes and one to two tranches of subordinate notes. Structured vehicle portfolios generally consist of finance company debt and structured finance assets. A structured vehicle purchases mostly highly rated medium- and long-term, fixed income assets and issues shorter-term, highly rated commercial paper and medium-term notes at lower rates to investors. Structured vehicles typically purchase finance company debt which is focused in large banks and may also include exposure to investment banks, insurance, and other finance companies. Structured vehicles also invest in credit card, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, and other asset-backed securities.

Because structured vehicles depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the structured vehicles may have to liquidate assets at a loss. Also, with respect to structured vehicles’ assets in finance companies, an underlying money market fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the underlying money market fund.

Repurchase and Reverse Repurchase Agreements
In a repurchase agreement, an underlying money market fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.” A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause an underlying money market fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, an underlying money market fund may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent an underlying money market fund’s collateral focuses in one or more sectors, such as banks and financial services, that underlying money market fund is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 5% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of an underlying money market fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital’s analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose an underlying money market fund to additional risk regardless of the creditworthiness of the parties involved in the transaction.

Reverse repurchase agreements are transactions in which an underlying money market fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. An

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underlying money market fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

Generally, a reverse repurchase agreement enables an underlying money market fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to an underlying money market fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by an underlying money market fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense for the reverse repurchase agreement transaction. This technique may also have a leveraging effect on an underlying money market fund’s portfolio, although an underlying money market fund’s intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, an underlying money market fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. An underlying money market fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

When-Issued and Delayed Delivery Securities
An underlying money market fund may purchase securities on a when-issued or delayed delivery basis. An underlying money market fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, an underlying money market fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, an underlying money market fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, an underlying money market fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its NAV.

Debt Obligations
An underlying money market fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the 1933 Act or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock
An underlying money market fund may purchase certain types of auction market preferred stock (“AMPS”) or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions
An underlying money market fund may invest in obligations of financial institutions. Examples of obligations in which an underlying money market fund may invest include negotiable certificates of deposit, bankers’ acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. An underlying money market fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which an underlying money market fund may invest.

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Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers’ acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by an underlying money market fund but may be subject to early withdrawal penalties that could reduce that underlying money market fund’s yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Foreign, Eurodollar, and to a limited extent, Yankee bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

Municipal Leases
An underlying money market fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. An underlying money market fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets certain criteria.

In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor; (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor’s ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to an underlying money market fund and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of that underlying money market fund.

PORTFOLIO TURNOVER

The portfolio turnover rate of the Portfolio is calculated by dividing the lesser of purchases or sales of portfolio securities (exclusive of purchases or sales of U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less) by the monthly average of the value of the portfolio securities owned by the Portfolio during the year. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the fiscal year. A 100% portfolio turnover rate would occur, for

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example, if all of the securities held by the Portfolio were replaced once during the fiscal year. The Portfolio cannot accurately predict its turnover rate. Variations in portfolio turnover rates shown may be due to market conditions, changes in the size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager. The Portfolio’s portfolio turnover rate may be higher when the Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. Higher levels of portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in Portfolio performance. The following table summarizes the portfolio turnover rates for the Portfolio for the last two fiscal years, unless otherwise noted.

	Portfolio Turnover Rate for	Portfolio Turnover Rate for
	the fiscal year ended	the fiscal year ended
Portfolio Name	December 31, 2012	December 31, 2011
Global Allocation Portfolio – Moderate	42%	7%	(1)(2)

(1)	Not annualized for periods of less than one full year.
(2)	August 31, 2011 (commencement of operations) to December 31, 2011.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the portfolios and to protect the confidentiality of the portfolios’ holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. The Portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Portfolio shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Portfolio at janus.com/variable-insurance.

The Portfolio may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. The Portfolio’s top portfolio holdings, in order of position size and as a percentage of the Portfolio’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. Certain underlying funds may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Portfolios disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

The Janus funds’ Trustees, officers, and primary service providers, including investment advisers identified in this SAI, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the portfolios’ insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic

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portfolio holdings. Any confidentiality agreement entered into regarding disclosure of a Janus fund’s portfolio holdings includes a provision that portfolio holdings are the confidential property of that Janus fund and may not be shared or used directly or indirectly for any purpose (except as specifically provided in the confidentiality agreement), including trading in portfolio shares.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital’s Chief Compliance Officer or Ethics Committee that a Janus fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds’ Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

Under extraordinary circumstances, Janus Capital’s Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

To the best knowledge of the Janus funds, as of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above under ongoing arrangements with the funds and/or Janus Capital, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of one or more subadvisers and their products.

Name	Frequency	Lag Time
ACA Compliance Group	As needed	Current
ALPS Distributors, Inc.	As needed	Current
AnchorPath Financial, LLC	As needed	Current
Apex Systems, Inc.	As needed	Current
Aprimo, Inc.	As needed	Current
Athena Investment Services	As needed	Current
Barclays Capital Inc.	Daily	Current
Barra, Inc.	Daily	Current
BNP Paribas	Daily	Current
BNP Paribas Prime Brokerage, Inc.	Daily	Current
BNP Securities Corp.	Daily	Current
BNY Mellon Performance and Risk Analytics, LLC	Monthly	Current
Brockhouse & Cooper Inc.	Quarterly	Current
Brown Brothers Harriman & Co.	Daily	Current
Callan Associates Inc.	As needed	Current
Cambridge Associates LLC	Quarterly	Current
Canterbury Consulting Inc.	Monthly	Current
Carr Communications NYC, LLC	As needed	Current
Charles River Brokerage, LLC	As needed	Current
Charles River Systems, Inc.	As needed	Current
Charles Schwab & Co., Inc.	As needed	Current
CMS BondEdge	As needed	Current
Compri Consulting, Inc.	Daily	Current
Consulting Services Group, LLC	As needed	Current
Corporate Compliance Partners LLC	As needed	Current
Cutter Associates, Inc.	As needed	Current
Deloitte & Touche LLP	As needed	Current
Deloitte Tax LLP	As needed	Current
Deutsche Bank AG, New York Branch	As needed	Current

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Name	Frequency	Lag Time
DTCC Loan/SERV LLC	Daily	Current
Eagle Investment Systems Corp.	As needed	Current
Ennis, Knupp & Associates, Inc.	As needed	Current
Envestnet Asset Management Inc.	As needed	Current
Ernst & Young LLP	As needed	Current
FactSet Research Systems, Inc.	As needed	Current
Financial Express Limited	As needed	Current
Financial Models Company, Inc.	As needed	Current
FlexTrade LLC	Daily	Current
FT Interactive Data Corporation	Daily	Current
HeterMedia Services Limited	Monthly	Current
Hewitt Associates LLC	As needed	Current
Infotech Consulting Inc.	Daily	Current
Institutional Shareholder Services, Inc.	Daily	Current
International Data Corporation	Daily	Current
Investment Technology Group, Inc.	Daily	Current
InvestTech Systems Consulting, Inc.	Daily	Current
J.P. Morgan Securities LLC	As needed	Current
Jeffrey Slocum & Associates, Inc.	As needed	Current
KFORCE Inc.	Daily	Current
KPMG LLP	As needed	Current
Lipper Inc.	Quarterly	Current
Marco Consulting Group, Inc.	Monthly	Current
Marquette Associates	As needed	Current
Markit Loans, Inc.	Daily	Current
Mercer Investment Consulting, Inc.	As needed	Current
Merrill Communications LLC	Quarterly	Current
Moody’s Investors Service Inc.	Weekly	7 days or more
Morningstar, Inc.	As needed	30 days
New England Pension Consultants	Monthly	Current
Nikko AM Americas	As needed	Current
Nomura Funds Research & Technologies America Inc.	As needed	Current
Omgeo LLC	Daily	Current
Pacific Life	As needed	Current
Perficient, Inc.	As needed	Current
PricewaterhouseCoopers LLP	As needed	Current
Prima Capital Holding, Inc.	As needed	Current
Prima Capital Management, Inc.	Quarterly	15 days
Promontory Financial Group, LLC	As needed	Current
Protiviti, Inc.	As needed	Current
QuoteVision Limited	Daily	Current
RR Donnelley and Sons Company	Daily	Current
RR Donnelley and Sons Company	Semi-annually	Current
R.V. Kuhns & Associates	As needed	Current
Reuters America Inc.	Daily	Current
Rocaton Investment Advisors, LLC	As needed	Current
Rogerscasey, Inc.	Quarterly	Current
Russell/Mellon Analytical Services, LLC	Monthly	Current
Sapient Corporation	As needed	Current

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Name	Frequency	Lag Time
SEI Investments	As needed	Current
Serena Software, Inc.	As needed	Current
SimCorp USA, Inc.	As needed	Current
SS&C Technologies, Inc.	As needed	Current
Standard & Poor’s	Daily	Current
Standard & Poor’s Financial Services	Weekly	2 days or more
Standard & Poor’s Securities Evaluation	Daily	Current
State Street Bank and Trust Company	Daily	Current
State Street Global Advisors	Monthly	Current
Stratford Advisory Group, Inc.	As needed	Current
Summit Strategies Group	Monthly; Quarterly	Current
The Ohio National Life Insurance Company	As needed	Current
The Yield Book Inc.	Daily	Current
Thrivent Financial for Lutherans	As needed	Current
Top Five Solutions LLC	As needed	Current
Tower Investment	As needed	30 days
Towers Watson	As needed	Current
TradingScreen Inc.	As needed	Current
Wachovia Securities LLC	As needed	Current
Wall Street On Demand, Inc.	Monthly; Quarterly	30 days; 15 days
Wilshire Associates Incorporated	As needed	Current
Wolters Kluwer Financial Services, Inc.	Monthly	Current
Yanni Partners, Inc.	Quarterly	Current
Zephyr Associates, Inc.	Quarterly	Current

In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the portfolios may receive nonpublic portfolio holdings information.

Janus Capital manages other accounts such as separately managed accounts, other pooled investment vehicles, and portfolios sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Portfolio’s holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Portfolio’s holdings disclosure policies.

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Investment adviser

INVESTMENT ADVISER – JANUS CAPITAL MANAGEMENT LLC

As stated in the Prospectus, the Portfolio and each underlying fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

The Portfolio’s Advisory Agreement continues in effect from year to year so long as such continuance is approved at least annually by the vote of a majority of the Portfolio’s Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Trustees”), and by either the Portfolio’s Trustees or the affirmative vote of a majority of the outstanding voting securities of the Portfolio. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Portfolio’s Trustees, the vote of a majority of the outstanding voting securities of the Portfolio, or Janus Capital on 60 days’ advance written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees, and, to the extent required by the 1940 Act, the affirmative vote of a majority of the outstanding voting securities of the Portfolio.

The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolio’s investments and provide certain other advisory-related services. Janus Capital also serves as administrator and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Portfolio. Janus Capital does not receive compensation for serving as administrator and it bears the expenses related to operation of the Portfolio, such as, but not limited to, custody, fund accounting and tax services; shareholder servicing; state registration; and preparation of various documents filed with the SEC. The Portfolio bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of Janus Capital; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Portfolio; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and Janus Services on behalf of the Portfolio; any litigation; and other extraordinary expenses. Many of these costs vary from year to year which can make it difficult to predict the total impact to your Portfolio’s expense ratio, in particular during times of declining asset values of the Portfolio. As discussed in this section, Janus Capital has delegated certain management duties for certain underlying funds to INTECH, Janus Singapore, and Perkins pursuant to subadvisory agreements (“Sub-Advisory Agreements”) between Janus Capital and each Subadviser.

A discussion regarding the basis for the Trustees’ approval of the Portfolio’s Investment Advisory Agreement is included in the Portfolio’s annual or semiannual report to shareholders. You can request the Portfolio’s annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/variable-insurance.

The Portfolio pays a monthly investment advisory fee to Janus Capital for its services. The fee is based on the average daily net assets of the Portfolio and is calculated at the annual rate of 0.05%.

Janus Capital has entered into an agreement with Wilshire Associates Inc. (“Wilshire”), a global investment technology, investment consulting, and investment management firm, to act as a consultant to Janus Capital. Wilshire provides research and advice regarding asset allocation methodologies, which Janus Capital may use when determining asset class allocations for the Portfolio. Based upon information provided by Janus Capital, Wilshire also provides quantitative and qualitative evaluations of the investment style of the underlying funds’ portfolio managers and/or investment personnel. Janus Capital may use these evaluations in its decisions to allocate assets among underlying funds. For its consulting services, Janus Capital pays Wilshire an annual fee, payable monthly, that is comprised of a combination of an initial program establishment fee, fixed fee, and an asset-based fee.

EXPENSE LIMITATION

Janus Capital agreed by contract to waive the advisory fee payable by the Portfolio in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any expenses of an underlying fund (acquired fund fees and expenses), distribution and shareholder servicing fees (12b-1),

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administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses, exceed the annual rate shown below. For information about how this expense limit affects the total expenses of each class of the Portfolio, refer to the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of each Prospectus. Provided that Janus Capital remains investment adviser to the Portfolio, Janus Capital has agreed to continue the waiver until at least May 1, 2014. Mortality risk, expense risk, and other charges imposed by participating insurance companies are also excluded from the expense limitation noted.

Expense Limit
Portfolio Name	Percentage (%)

Global Allocation Portfolio – Moderate	0.39

Janus Capital will be entitled to recoup such reimbursement or fee reduction from the Portfolio for a three-year period commencing with the operations (August 31, 2011) of the Portfolio, provided that at no time during such period shall the normal operating expenses allocated to the Portfolio, with the exceptions noted above, exceed the percentage stated.

The Portfolio benefits from the investment advisory services provided to the underlying funds and, as a shareholder of those underlying funds, indirectly bears a proportionate share of those underlying funds’ advisory fees.

The following table summarizes the investment advisory fees paid by the Portfolio and any advisory fee waivers pursuant to the investment advisory fee agreement in effect during the fiscal year or period ended December 31.

	2012				2011(1)
	Advisory				Advisory
Portfolio Name	Fees	Waivers(−)			Fees	Waivers(−)
Global Allocation Portfolio – Moderate	$227	−$	227	(2)	$41	−$	41	(2)

(1)	For the fiscal period August 31, 2011 (commencement of operations) to December 31, 2011.
(2)	The fee waiver by Janus Capital exceeded the advisory fee.

UNDERLYING FUNDS

Janus Capital also receives an investment advisory fee for managing the underlying funds. Each underlying fund pays a monthly investment advisory fee to Janus Capital for its services. For those with an annual fixed-rate fee, the fee is based on the average daily net assets of each underlying fund and is calculated at an annual rate for each underlying fund. Certain underlying funds have a performance-based fee structure. These underlying funds pay a fee that may adjust up or down based on the underlying fund’s performance relative to its benchmark index. For more information regarding the underlying funds’ investment advisory fees and expense limitations, please refer to the underlying funds’ prospectuses and statements of additional information.

SUBADVISERS OF CERTAIN UNDERLYING FUNDS

Janus Capital has entered into Sub-Advisory Agreements on behalf of the underlying Janus Aspen INTECH U.S. Low Volatility Portfolio, INTECH Global Dividend Fund, INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, and INTECH U.S. Value Fund with INTECH. Janus Capital, not the underlying funds, pays INTECH a subadvisory fee for services provided to the underlying INTECH Funds.

Janus Capital has entered into Sub-Advisory Agreements on behalf of the underlying Janus Asia Equity Fund, Janus Emerging Markets Fund, and Janus International Equity Fund, with Janus Singapore. Janus Capital, not the underlying fund, pays Janus Singapore a subadvisory fee for services provided to the underlying Janus Asia Equity Fund, Janus Emerging Markets Fund, and Janus International Equity Fund.

Janus Capital has entered into Sub-Advisory Agreements, on behalf of the underlying Janus Aspen Perkins Mid Cap Value Portfolio, Perkins Global Value Fund, Perkins International Value Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund, with Perkins. Janus Capital, not the underlying funds, pays Perkins a subadvisory fee for services provided to the underlying Value Funds.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

In addition to payments made under 12b-1 plans, Janus Capital and its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers or their affiliates, or other financial intermediaries that

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distribute, market or promote the Portfolio, or perform related services for contract owners or plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

In addition, Janus Capital, Janus Distributors LLC (“Janus Distributors”), or their affiliates may pay, from their own assets, to selected insurance companies, qualified plan service providers or their affiliates, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Portfolios. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) fees or reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price a contract owner or plan participant pays for Shares nor the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Portfolio and, if applicable, when considering which share class of the Portfolio is most appropriate for you. Please contact your insurance company or plan sponsor for details on such arrangements.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts, as well as other pooled investment vehicles, such as hedge funds. Janus Capital has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. As such, investment decisions for each account managed by Janus Capital, including the Portfolio, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the

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security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts’ ability to participate in volume transactions may produce better executions and prices for the accounts.

With respect to allocations of initial public offerings of equity securities or syndicate offerings of bonds (each a “Primary Offering”), under Primary Offering allocation procedures adopted by Janus Capital and Perkins, an account may participate in a Primary Offering if the portfolio managers and/or investment personnel believe the Primary Offering is an appropriate investment based on the account’s investment restrictions, risk profile, asset composition, and/or cash levels. For equity securities, these Primary Offering allocation procedures generally require that all shares purchased in a Primary Offering be allocated on a pro rata basis to all participating accounts based upon the total assets of each account. For syndicated bond offerings, the Primary Offering procedures generally require that all bonds purchased be allocated on a pro rata basis to all participating accounts within the same investment strategy (as opposed to pro rata across all participating accounts). To the extent a portfolio, such as a new portfolio, has only affiliated shareholders, such as a portfolio manager or an adviser, and the portfolio participates in a Primary Offering, those shareholders may be perceived as receiving a benefit and, as a result, may have a conflict with management of the portfolio.

Janus Capital is permitted to adjust its allocation procedures to address fractional shares, odd lots, or minimum issue sizes and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers’ and/or investment personnel’s request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives. Participation in Primary Offerings may impact performance. In particular, the allocation of securities may have the unintended consequence of having a greater impact (positive or negative) on the performance of one or more accounts compared to other accounts.

In connection with investment in Peoples Republic of China (“PRC”) local market securities, Janus Capital has developed Qualified Foreign Institutional Investor (“QFII”) allocation procedures to address potential conflicts of interest and to equitably and effectively administer QFII operations and the allocation of available investment quota. Janus Capital seeks to allocate quota and administer its QFII role in the best interests of various participating accounts. The procedures also seek to address and mitigate instances where conflicts of interest could exist with regard to the repatriation of assets. Janus Capital will seek to make quota allocation decisions and administer its QFII role without regard to any potential loss of quota which may occur if participating accounts determine to repatriate assets and there is not sufficient interest across other accounts to utilize the available quota. The procedures address additional considerations related to a given account’s objectives, policies and strategies. Janus Capital will consider, among other things, the appropriateness of investment in PRC local market securities in light of the objective, investment time horizon and risk management objectives of the account, whether the account’s liquidity position after a desired quota allocation would continue to maintain a level deemed to be adequate, and whether the desired quota allocation is deemed to be de minimis and the resulting burdens on administration and custody costs to the account outweigh perceived benefit of an investment.

Janus Capital manages long and short portfolios. The simultaneous management of long and short portfolios creates potential conflicts of interest in fund management and creates potential risks such as the risk that short sale activity could adversely affect the market value of long positions in one or more Janus funds (and vice versa), the risk arising from the sequential orders in long and short positions, and the risks associated with the trade desk receiving opposing orders in the same security at the same time.

Janus Capital has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts and risks. Among other things, Janus Capital has trade allocation procedures in place as previously described. In addition, procedures prohibit a portfolio manager from executing a short sale on a security held long in any other portfolio that he or she manages but not held long in the account the manager is placing the short in. Note this does not prohibit shorting against the box. The procedures also require approvals of Janus Capital senior management in other situations that raise potential conflicts of interest, as well as periodic monitoring of long and short trading activity of the Janus funds and accounts.

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The Portfolio and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Pursuant to the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. All Janus funds are eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. In addition, Janus Capital receives an investment advisory fee for managing the cash management vehicle used for its securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

Each account managed by Janus Capital or the subadvisers has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

The officers and Trustees of the Portfolio may also serve as officers and Trustees of the underlying funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Portfolio and the underlying funds. The Trustees intend to address any such conflicts as deemed appropriate.

Janus Ethics Rules
Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Policy, Gift and Entertainment Policy, and Outside Business Activity Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Portfolio shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Portfolio shareholders; (v) conduct all personal trading, including transactions in the Portfolio and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) refrain from using any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

Under the Personal Trading Policy, all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Portfolio, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Portfolio. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Portfolio for their personal accounts except under circumstances specified in the Personal Trading Policy. All personnel of Janus Capital, Janus Distributors, and the Portfolio, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Personal Trading Policy.

In addition to the pre-clearance requirement described above, the Personal Trading Policy subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Personal Trading Policy and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

The Portfolio’s Trustees have delegated to Janus Capital or an underlying fund’s subadviser, as applicable, the authority to vote all proxies relating to the Portfolio’s securities in accordance with Janus Capital’s or the applicable subadviser’s own policies and procedures. Summaries of Janus Capital’s and the applicable subadviser’s policies and procedures are available without charge: (i) upon request, by calling 1-800-525-0020; (ii) on the Portfolio’s website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

A complete copy of Janus Capital’s proxy voting policies and procedures, including specific guidelines, is available at janus.com/proxyvoting.

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The Portfolio’s proxy voting record for the one-year period ending each June 30th is available, free of charge, through janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

JANUS CAPITAL MANAGEMENT LLC
PROXY VOTING SUMMARY FOR MUTUAL FUNDS

Janus Capital seeks to vote proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service (“Proxy Voting Service”), subject to specific provisions in a client’s account documentation related to exception voting.

Proxy Voting Procedures
Janus Capital has developed proxy voting guidelines (the “Janus Guidelines”) that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the “Proxy Voting Committee”) in consultation with Janus Capital’s portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders’ interests. The Proxy Voting Committee also reviews policy rationale provided by the Proxy Voting Service related to voting recommendations for the upcoming proxy season. Once the Proxy Voting Committee establishes its recommendations and revises the Janus Guidelines, they are distributed to Janus Capital’s portfolio managers for review and implementation. Mutual fund proxies are generally voted in accordance with the Janus Guidelines. However, upon request, certain non-mutual fund client proxies are voted in accordance with the Proxy Voting Service’s Taft-Hartley guidelines (the “Taft-Hartley Guidelines”), which were developed in conjunction with the AFL-CIO and have a worker-owner view of long-term corporate value.

While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital’s portfolio managers, it does not have proxy voting authority for any proprietary or nonproprietary mutual fund. In addition, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service provides research and recommendations on proxy issues. Janus Capital’s portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager has discretion to vote differently than the Janus Guidelines.

The Proxy Voting Committee’s oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, the potential for conflicts of interest exists to the extent the portfolio managers have discretion to vote differently than the Janus Guidelines. On a quarterly basis, the Proxy Voting Committee reviews records of any votes that were cast differently than the Janus Guidelines and the related rationales for such votes. Additionally, and in instances where a portfolio manager proposes to vote a proxy inconsistent with the Janus Guidelines and a potential conflict is identified, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager’s rationale is reasonable, the Proxy Voting Committee will refer the matter to the appropriate Chief Investment Officer(s) (or Director of Research in his/her absence) to determine how to vote.

The Portfolio owns shares in underlying funds. If an underlying fund has a shareholder meeting, the Portfolio normally would vote its shares in the underlying fund in the same proportion as the votes of the other shareholders of the underlying fund.

Proxy Voting Policies
As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

Board of Directors Issues
Janus Capital: (i) will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors; (ii) will generally vote in favor of proposals to increase the minimum number of independent directors; and (iii) will

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generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Auditor Issues
Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

Executive Compensation Issues
Janus Capital reviews executive compensation-related proposals on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap as identified by the Proxy Voting Service, the proposed equity-based compensation plan will generally be opposed. In addition, proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period) will generally be opposed.

General Corporate Issues
Janus Capital: (i) will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers); (ii) will generally oppose proposals for different classes of stock with different voting rights; and (iii) will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are designed primarily as a short-term means to protect a tax benefit. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals
If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

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Custodian, transfer agent, and certain affiliations

State Street Bank and Trust Company (“State Street”), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolio, the underlying funds, and an affiliated cash management pooled investment vehicle. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Portfolio’s securities and cash held outside the United States. The Portfolio’s Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Portfolio’s assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Portfolio.

Janus Services LLC (“Janus Services”), 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the Portfolio’s and the underlying funds’ transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative, recordkeeping, and shareholder relations services for the Portfolio. Janus Services is not compensated for its services related to the Shares, except for out-of-pocket costs.

Through Janus Services, the Portfolio pays DST Systems, Inc. (“DST”) fees for the use of DST’s shareholder accounting system, as well as for closed accounts.

Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the distributor of the Portfolio. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. The cash-compensation amount or rate at which Janus Distributors’ registered representatives are paid for sales of products may differ based on a type of fund or a specific trust or the distribution channel or platform. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation amount or rate. You should consider these arrangements when evaluating any recommendations of your registered representative.

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Portfolio transactions and brokerage

The Portfolio will purchase and sell the principal portion of its Portfolio securities (i.e., shares of the underlying funds) by dealing directly with the issuer of the underlying funds. As such, the Portfolio is not expected to incur brokerage commissions.

Except for the underlying subadvised funds, Janus Capital places all portfolio transactions of the underlying funds and has a policy of seeking to obtain the “best execution” of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed in the underlying funds’ statements of additional information) provided that Janus Capital may occasionally pay higher commissions for research services. For more information regarding the brokerage commissions paid by the underlying funds, please refer to the underlying funds’ prospectuses and statements of additional information.

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Trustees and officers

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). As of the date of this SAI, none of the Trustees are “interested persons” of Janus Capital as that term is defined by the 1940 Act.

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Portfolio’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 72. The Trustees review the Portfolio’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Portfolio’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Investment Fund. As of the date of this SAI, collectively, the two registered investment companies consist of 56 series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund. Certain officers of the Portfolio may also be officers and/or directors of Janus Capital. Portfolio officers receive no compensation from the Portfolio, except for the Portfolio’s Chief Compliance Officer, as authorized by the Trustees.

TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

William F. McCalpin 151 Detroit Street Denver, CO 80206 DOB: 1957	Chairman Trustee	1/08-Present 6/02-Present	Managing Director, Holos Consulting LLC (provides consulting services to foundations and other nonprofit organizations). Formerly, Executive Vice President and Chief Operating Officer of The Rockefeller Brothers Fund (a private family foundation) (1998-2006).	56	Chairman of the Board and Director of The Investment Fund for Foundations Investment Program (TIP) (consisting of 2 funds); and Director of the F.B. Heron Foundation (a private grantmaking foundation).

Alan A. Brown 151 Detroit Street Denver, CO 80206 DOB: 1962	Trustee	1/13-Present	Managing Director, Institutional Markets, of Dividend Capital Group (private equity real estate investment management firm) (since 2012). Formerly, Executive Vice President and Co-Head, Global Private Client Group (2007-2010), Executive Vice President, Mutual Funds (2005-2007), and Chief Marketing Officer (2001-2005) of Nuveen Investments, Inc. (asset management).	56	Director of MotiveQuest LLC (strategic social market research company) (since 2003); and Director of WTTW (PBS affiliate) (since 2003). Formerly, Director of Nuveen Global Investors LLC (2007-2011); Director of Communities in Schools (2004-2010); and Director of Mutual Fund Education Alliance (until 2010).

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TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees (cont’d.)

William D. Cvengros 151 Detroit Street Denver, CO 80206 DOB: 1948	Trustee	1/11-Present	Managing Member and Chief Executive Officer of SJC Capital, LLC (a personal investment company and consulting firm) (since 2002). Formerly, Venture Partner for The Edgewater Funds (a middle market private equity firm) (2002-2004); Chief Executive Officer and President of PIMCO Advisors Holdings L.P. (a publicly traded investment management firm) (1994-2000); and Chief Investment Officer of Pacific Life Insurance Company (a mutual life insurance and annuity company) (1987-1994).	56	Chairman, National Retirement Partners, Inc. (formerly a network of advisors to 401(k) plans) (since 2005). Formerly, Director of Prospect Acquisition Corp. (a special purpose acquisition corporation) (2007-2009); Director of RemedyTemp, Inc. (temporary help services company) (1996-2006); and Trustee of PIMCO Funds Multi-Manager Series (1990-2000) and Pacific Life Variable Life & Annuity Trusts (1987-1994).

James T. Rothe 151 Detroit Street Denver, CO 80206 DOB: 1943	Trustee	1/97-Present	Co-founder and Managing Director of Roaring Fork Capital SBIC, LP (SBA SBIC fund focusing on private investment in public equity firms), and Professor Emeritus of Business of the University of Colorado, Colorado Springs, CO (since 2004). Formerly, Professor of Business of the University of Colorado (2002-2004); and Distinguished Visiting Professor of Business (2001-2002) of Thunderbird (American Graduate School of International Management), Glendale, AZ.	56	Director of Red Robin Gourmet Burgers, Inc. (RRGB) (since 2004).

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TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees (cont’d.)

William D. Stewart 151 Detroit Street Denver, CO 80206 DOB: 1944	Trustee	9/93-Present	Retired. Formerly, Corporate Vice President and General Manager of MKS Instruments – HPS Products, Boulder, CO (a manufacturer of vacuum fittings and valves) and PMFC Division, Andover, MA (manufacturing pressure measurement and flow products) (1976-2012).	56	None

Linda S. Wolf 151 Detroit Street Denver, CO 80206 DOB: 1947	Trustee	12/05-Present	Retired. Formerly, Chairman and Chief Executive Officer of Leo Burnett (Worldwide) (advertising agency) (2001-2005).	56	Director of Chicago Convention & Tourism Bureau, Chicago Council on Global Affairs, The Field Museum of Natural History (Chicago, IL), InnerWorkings (U.S. provider of print procurement solutions to corporate clients), Lurie Children’s Hospital (Chicago, IL), Rehabilitation Institute of Chicago, Walmart, and Wrapports, LLC (digital communications company).

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OFFICERS

Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Daniel G. Scherman 151 Detroit Street Denver, CO 80206 DOB: 1961	Executive Vice President and Portfolio Manager Global Allocation Portfolio – Moderate	5/09-Present	Senior Vice President and Chief Risk Officer of Janus Capital and Portfolio Manager for other Janus accounts.

Robin C. Beery 151 Detroit Street Denver, CO 80206 DOB: 1967	President and Chief Executive Officer	4/08-Present	Executive Vice President and Head of U.S. Distribution of Janus Capital Group Inc., Janus Capital, Janus Distributors LLC, and Janus Services LLC; Director of The Janus Foundation; Director of Perkins Investment Management LLC; and Working Director of INTECH Investment Management LLC. Formerly, Head of Intermediary Distribution, Global Marketing and Product of Janus Capital Group Inc., Janus Capital, Janus Distributors LLC, and Janus Services LLC (2009-2010); Chief Marketing Officer of Janus Capital Group Inc. and Janus Capital (2002-2009); and President of The Janus Foundation (2002-2007).

Stephanie Grauerholz-Lofton 151 Detroit Street Denver, CO 80206 DOB: 1970	Chief Legal Counsel and Secretary Vice President	1/06-Present 3/06-Present	Vice President and Assistant General Counsel of Janus Capital, and Vice President and Assistant Secretary of Janus Distributors LLC.

David R. Kowalski 151 Detroit Street Denver, CO 80206 DOB: 1957	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	6/02-Present	Senior Vice President and Chief Compliance Officer of Janus Capital, Janus Distributors LLC, and Janus Services LLC; and Vice President of INTECH Investment Management LLC and Perkins Investment Management LLC. Formerly, Chief Compliance Officer of Bay Isle Financial LLC (2003-2008).

Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Chief Financial Officer Vice President, Treasurer, and Principal Accounting Officer	3/05-Present 2/05-Present	Vice President of Janus Capital and Janus Services LLC.

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

As discussed below, the Board’s Nominating and Governance Committee is responsible for identifying and recommending candidates for nomination or election by the Board based on a variety of diverse criteria. In its most recent evaluation of the qualifications of each Trustee in 2012, the Committee and the Board considered the totality of the information available to them, including the specific experience, qualifications, attributes or skills, as noted below, and concluded that each of the Trustees should serve as members of the Board of Trustees based on the Trust’s business structure. In reaching these conclusions, the Committee and the Board, in the exercise of their reasonable business judgment, evaluated each Trustee based on his or her specific experience, qualifications, attributes and/or skills on an individual basis and in combination with the other Trustees, none of which by itself was considered dispositive.

Alan A. Brown: Service as Executive Vice President and as Chief Marketing Officer of a leading investment management firm, a corporate and fund director, and as an executive with a private equity real estate investment management firm, and a Portfolio Independent Trustee since 2013.

William D. Cvengros: Service as Chief Executive Officer and President of a leading publicly traded investment management firm, Chief Investment Officer of a major life insurance company, a corporate and fund director, and in various capacities with private investment firms, and a Portfolio Independent Trustee since 2011.

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William F. McCalpin: Service as Chief Operating Officer of a large private family foundation, Chairman and Director of an unaffiliated fund complex, and a Portfolio Independent Trustee since 2002 and Independent Chairman of the Board of Trustees since 2008.

James T. Rothe: Co-founder and Managing Director of a private investment firm, former business school professor, service as a corporate director, and a Portfolio Independent Trustee since 1997.

William D. Stewart: Service as a corporate vice president of a NASDAQ-listed industrial manufacturer and a Portfolio Independent Trustee since 1993.

Linda S. Wolf: Service as Chairman and Chief Executive Officer of a global advertising firm, service on multiple corporate and nonprofit boards, and a Portfolio Independent Trustee since 2005.

General Information Regarding the Board of Trustees and Leadership Structure
The Trust is governed by the Board of Trustees, which is responsible for and oversees the management and operations of the Trust and each of the Janus funds on behalf of fund shareholders. Each member of the Board is an Independent Trustee, including the Board’s Chairman. The Board’s responsibilities include, but are not limited to, oversight of the Janus funds’ officers and service providers, including Janus Capital, which is responsible for the Trust’s day-to-day operations. The Trustees approve all of the agreements entered into with the Janus funds’ service providers, including the investment management agreements with Janus Capital and any applicable subadviser. The Trustees are also responsible for determining or changing each Janus fund’s investment objective(s), policies, and available investment techniques, as well as for overseeing the fund’s Chief Compliance Officer. In carrying out these responsibilities, the Trustees are assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel, an independent fee consultant, and other specialists as appropriate, all of whom are selected by the Trustees. The Trustees also meet regularly without representatives of Janus Capital or its affiliates present.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a Board-approved charter that delineates the specific responsibilities of that committee. For example, the Board as a whole is responsible for oversight of the annual process by which the Board considers and approves each fund’s investment advisory agreement with Janus Capital, but specific matters related to oversight of the Janus funds’ independent auditors have been delegated by the Board to its Audit Committee, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below. In addition to serving on certain committees, the Chairman of the Board (“Board Chairman”) is responsible for presiding at all meetings of the Board, and has other duties as may be assigned by the Trustees from time to time. The Board Chairman also serves as the Board’s liaison to Janus Capital with respect to all matters related to the Janus funds that are not otherwise delegated to the chair of a Board committee. The Board has determined that this leadership structure is appropriate based on (1) the number of Janus funds overseen and the various investment objectives of those funds; (2) the manner in which the Janus funds’ shares are marketed and distributed; and (3) the responsibilities entrusted to Janus Capital and its affiliates to oversee the Trust’s day-to-day operations, including the management of each Janus fund’s holdings and the distribution of fund shares. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Janus funds in the complex.

Committees of the Board
The Board of Trustees has six standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Nominating and Governance Committee, and Pricing Committee. The table below shows the committee members as of the date of this SAI. The composition of certain committees was different throughout the fiscal year. Each committee is comprised entirely of Independent Trustees. Information about each committee’s functions is provided in the following table:

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	Summary of Functions	Members (Independent Trustees)	Number of Meetings Held During Last Fiscal Year Ended December 31, 2012

Audit Committee	Reviews the financial reporting process, the system of internal controls over financial reporting, disclosure controls and procedures, Form N-CSR filings, and the audit process. The Committee’s review of the audit process includes, among other things, the appointment, compensation, and oversight of the Trust’s independent auditor and pre-approval of all audit and nonaudit services.	William D. Cvengros (Chair) William D. Stewart	5

Brokerage Committee	Reviews and makes recommendations regarding matters related to the Trust’s use of brokerage commissions and placement of portfolio transactions.	James T. Rothe (Chair) William D. Stewart	5

Investment Oversight Committee	Oversees the investment activities of the Portfolios.	William F. McCalpin (Chair) Alan A. Brown(1) William D. Cvengros James T. Rothe William D. Stewart Linda S. Wolf	6

Legal and Regulatory Committee	Oversees compliance with various procedures adopted by the Trust, reviews certain regulatory filings made with the SEC, oversees the implementation and administration of the Trust’s Proxy Voting Guidelines.	Linda S. Wolf (Chair) William F. McCalpin	6

Nominating and Governance Committee	Identifies and recommends individuals for election as Trustee, consults with Management in planning Trustee meetings, and oversees the administration of, and ensures compliance with, the Trust’s Governance Procedures and Guidelines, which includes review of proposed changes to Trustee compensation.	James T. Rothe (Chair) William F. McCalpin Linda S. Wolf	9

Pricing Committee	Determines a fair value of restricted and other securities for which market quotations are not readily available or are deemed not to be reliable, pursuant to procedures adopted by the Trustees and reviews other matters related to the pricing of securities.	William D. Stewart (Chair) James T. Rothe Linda S. Wolf	6

(1)	Mr. Brown joined the Board as a new Trustee effective January 14, 2013.

Board Oversight of Risk Management
Janus Capital, as part of its responsibilities for the day-to-day operations of the Janus funds, is responsible for day-to-day risk management for the funds. The Board, as part of its overall oversight responsibilities for the Janus funds’ operations, oversees Janus Capital’s risk management efforts with respect to the funds. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Janus funds. The Board discharges its oversight duties and considers potential risks in a number of different ways, including, but not limited to, receiving reports on a regular basis, either directly or through an appropriate committee, from Janus Capital and its officers. Reports received include those from, among others, Janus Capital’s (1) senior managers responsible for oversight of global risk; (2) senior managers responsible for oversight of fund construction and trading risk; (3) Chief Compliance Officer; and (4) Director of Internal Audit. At the time these reports are presented, the Board or the committee receiving the report will, as it deems necessary, invite the presenter to participate in an executive session to discuss matters outside the presence of any other officers or representatives of Janus Capital or its affiliates. The Board also receives reports from other entities and individuals unaffiliated with Janus Capital, including reports from the Janus funds’ other service providers and from independent consultants hired by the Board.

Various Board committees also will consider particular risk items as the committee addresses items and issues specific to the jurisdiction of that committee. For example, the Pricing Committee will consider valuation risk as part of its regular oversight

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responsibilities, and similarly, the Brokerage Committee will consider counterparty risk associated with Janus fund transactions. The Board also may be apprised of particular risk management matters in connection with its general oversight and approval of various Janus fund matters brought before the Board. The Board has appointed a Chief Compliance Officer for the Janus funds (“Fund CCO”) who (1) reports directly to the Board and (2) provides a comprehensive written report annually and presents quarterly at the Board’s regular meetings. The Fund CCO, who also serves as Janus Capital’s Chief Compliance Officer, discusses relevant risk issues that may impact the Janus funds and/or Janus Capital’s services to the funds, and routinely meets with the Board in private without representatives of Janus Capital or its affiliates present. The Fund CCO also provides the Board with updates on the application of the Janus funds’ compliance policies and procedures, including how these procedures are designed to mitigate risk and what, if any, changes have been made to enhance the procedures. The Fund CCO may also report to the Board on an ad hoc basis in the event that he identifies issues associated with the Janus funds’ compliance policies and procedures that could expose the funds to additional risk or adversely impact the ability of Janus Capital to provide services to the funds.

The Board believes that its leadership structure permits it to effectively discharge its oversight responsibilities with respect to the Janus funds’ risk management process.

Additional Information About Trustees
Under the Trust’s Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred compensation plan that are valued based on “shadow investments” in such funds. Such investments, including the amount and which funds, are dictated by each Trustee’s individual financial circumstances and investment goals. The Trustees cannot directly own Shares of the Portfolio without purchasing an insurance contract through one of the participating insurance companies or through a qualified retirement plan. As a result, such Trustees as a group do not own any outstanding Shares of the Portfolio. The Trustees may, however, own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Portfolio described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of securities of all mutual funds advised by Janus Capital and overseen by the Trustees (collectively, the “Janus Funds”), owned by each Trustee as of December 31, 2012.

Name of Trustee	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Janus Funds

Independent Trustees

William F. McCalpin	None	Over $100,000

Alan A. Brown(1)	None	$50,001-$100,000

William D. Cvengros	None	Over $100,000

James T. Rothe	None	Over $100,000

William D. Stewart	None	Over $100,000

Linda S. Wolf	None	Over $100,000(2)

(1)	Mr. Brown joined the Board as a new Trustee effective January 14, 2013.
(2)	Ownership shown includes amounts held under a deferred compensation plan that are valued based on “shadow investments” in one or more funds.

The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an “interested” Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Portfolio’s Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

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The following table shows the aggregate compensation paid to each Independent Trustee by the Portfolio described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Portfolio or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Portfolio, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital (“shadow investments”).

	Aggregate	Total
	Compensation from	Compensation from
	the Portfolio for	the Janus Funds for
	fiscal year ended	calendar year ended
Name of Person, Position	December 31, 2012	December 31, 2012(1)(2)
Independent Trustees

William F. McCalpin, Chairman and Trustee(3)(4)	$2	$403,000

Alan A. Brown, Trustee(5)	N/A	N/A

William D. Cvengros, Trustee(4)	$1	$285,333

John P. McGonigle, Trustee(4)(6)	$1	$282,000

James T. Rothe, Trustee(4)	$1	$292,000

William D. Stewart, Trustee(4)	$1	$290,000

Linda S. Wolf, Trustee(4)	$1	$295,000

(1)	For all Trustees (with the exception of Mr. Brown), includes compensation for service on the boards of two Janus trusts comprised of 57 portfolios.

(2)	Total Compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts for the year are as follows: John P. McGonigle $84,600.
(3)	Aggregate Compensation received from the Portfolio and Total Compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees.
(4)	Aggregate Compensation received from the Portfolio and Total Compensation received from all Janus Funds includes additional compensation paid for service as chair of one or more committees of the Board of Trustees during certain periods.
(5)	Mr. Brown joined the Board as a new Trustee effective January 14, 2013.
(6)	Effective January 1, 2013, Mr. McGonigle retired from his positions with the Board of Trustees.

JANUS INVESTMENT PERSONNEL

Other Accounts Managed
To the best knowledge of the Trust, the following table provides information relating to other accounts managed by the portfolio manager as of December 31, 2012. No accounts included in the totals listed below have a performance-based advisory fee.

		Other Registered	Other Pooled
		Investment	Investment
		Companies	Vehicles	Other Accounts
Daniel G. Scherman	Number of Other Accounts Managed	4	None	None
	Assets in Other Accounts Managed	$790,633,182	None	None

Material Conflicts
As shown in the table above, the portfolio manager may manage other accounts with investment strategies similar to the Portfolio. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than the Portfolio or may have a performance-based management fee. As such, fees earned by Janus Capital may vary among these accounts. In addition, the portfolio manager may personally invest in some but not all of these accounts. These factors could create conflicts of interest because the portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Portfolio. A conflict may also exist if the portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions

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or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under “Additional Information About Janus Capital.”

Because Janus Capital is the adviser to the Portfolio and the underlying funds, it is subject to certain potential conflicts of interest when allocating the assets of the Portfolio among such underlying funds. In addition, the portfolio manager, who also serves as Senior Vice President and Chief Risk Officer of Janus Capital, has regular and continuous access to information regarding the holdings of the underlying funds, as well as knowledge of, and potential impact on, investment strategies and techniques of the underlying funds. Janus Capital believes these potential conflicts may be mitigated through its compliance monitoring, including that of asset allocations by the portfolio manager. In addition, Janus Capital has retained an independent consultant to provide research and consulting services with respect to asset allocation and investments for Global Allocation Portfolio – Moderate, as well as Janus Global Allocation Fund – Conservative, Janus Global Allocation Fund – Moderate, and Janus Global Allocation Fund – Growth, which are other “funds of funds” offered by Janus Capital.

Compensation Information
The following describes the structure and method of calculating the portfolio manager’s compensation as of December 31, 2012.

The portfolio manager is compensated for his role at Janus Capital as Senior Vice President and Chief Risk Officer, and for his management of the Portfolio and any other funds, portfolios, or accounts managed by the portfolio manager (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary established based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management). Fixed compensation is based on the portfolio manager’s experience and is designed to be industry competitive.

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is calculated based on pre-tax performance of the Managed Funds.

The portfolio manager may elect to defer payment of a designated percentage of his fixed compensation and/or up to all of his variable compensation in accordance with JCGI’s Executive Income Deferral Program.

OWNERSHIP OF SECURITIES

The portfolio manager cannot directly own Shares of the Portfolio without purchasing an insurance contract through one of the participating insurance companies or through a qualified retirement plan. As a result, the portfolio manager does not own any outstanding Shares of the Portfolio. The portfolio manager may, however, own shares of certain other Janus mutual funds which have comparable investment objectives and strategies to the Portfolio. The following table reflects the portfolio manager’s ownership in the Janus Funds as of December 31, 2012.

Investment Personnel	Dollar Range of Equity Securities in the Portfolio Managed	Aggregate Dollar Range of Equity Securities in Janus Funds

Janus Capital

Daniel G. Scherman	None	$500,001-$1,000,000

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Shares of the trust

NET ASSET VALUE DETERMINATION

As stated in the Portfolio’s Prospectus, the net asset value (“NAV”) of the Shares of each class of the Portfolio is determined once each day the New York Stock Exchange (the “NYSE”) is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of the Portfolio is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares for the class. The assets of the Portfolio consist of shares of the underlying funds, which are valued at their respective NAVs. The per share NAV for each class of each underlying fund is computed by dividing the total value of an underlying fund’s securities and other assets allocated to the class, less liabilities allocated to the class, attributable to the underlying fund, by the total number of outstanding shares for the class. In determining NAV, securities listed on an Exchange, the NASDAQ National Market, and foreign markets are generally valued at the closing prices on such markets. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the underlying funds are traded primarily in the over-the-counter markets. Valuations of such securities are furnished by one or more pricing services employed by the underlying funds and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter markets are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. Each underlying fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings.

Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. The underlying funds use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Portfolio’s NAV is not calculated. The Portfolio calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

To the extent there are any errors in the Portfolio’s NAV calculation, Janus Capital may, at its discretion, reprocess individual shareholder transactions so that each shareholder’s account reflects the accurate corrected NAV.

PURCHASES

Shares of the Portfolio can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) certain qualified retirement plans. Participating insurance companies and certain designated organizations are authorized to receive purchase orders on the Portfolio’s behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Portfolio when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Portfolio within contractually

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specified periods. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day’s price, your purchase request must be received in good order by the close of the regular trading session of the NYSE as described above in “Net Asset Value Determination.” Under certain circumstances, the Portfolio may permit an in-kind purchase of Shares. The prospectus for your insurance company’s separate account or your plan documents contain detailed information about investing in the Portfolio. In addition, for an analysis of fees associated with an investment in either share class or other similar funds, please visit www.finra.org/fundanalyzer.

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In an effort to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that insurance companies or plan sponsors have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and a review of all new account applications. The Trust does not intend to transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

Under a distribution and shareholder servicing plan (“Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust’s distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder servicing performed by such service providers. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio for recordkeeping and administrative services as well as activities which are primarily intended to result in sales of the Shares, including but not limited to preparing, printing and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing contract owners and plan participants; responding to inquiries by contract owners and plan participants; receiving and answering correspondence; contract owner and participant level recordkeeping and administrative services; and similar activities. Payments are made to Janus Distributors, the Portfolio’s distributor, who may make ongoing payments to insurance companies and qualified plan service providers based on the value of Portfolio shares held by such intermediaries’ customers. On December 14, 1999, Trustees unanimously approved the Plan which became effective on that date. The Plan and any Rule 12b-1 related agreement that is entered into by the Portfolio or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements (“12b-1 Trustees”). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, the Plan may be terminated as to a Portfolio at any time, without penalty, by vote of a majority of the outstanding Shares of a Portfolio or by vote of a majority of the 12b-1 Trustees.

For the fiscal period ended December 31, 2012, the Service Shares of the Portfolio made payments to Janus Distributors pursuant to Rule 12b-1 plan in amounts totaling $790. The following summarizes allocation of the payments paid by the Portfolio under the 12b-1 plan for the Service Shares of the Portfolio.

		Prospectus
		Preparation,
	Advertising and	Printing	Payment to	Compensation to	Total Portfolio 12b-1
Portfolio Name	Literature	and Mailing	Brokers	Sales Personnel	Payments
Global Allocation Portfolio – Moderate	$0	$0	$458	$0	$790

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REDEMPTIONS

Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Certain designated organizations are authorized to receive redemption orders on the Portfolio’s behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Portfolio when authorized organizations, their agents, or affiliates receive the order. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Certain participating insurance companies, accounts, or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Portfolio’s Shares. Redemptions by these participating insurance companies or accounts of their holdings in the Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force the Portfolio to sell securities, which may negatively impact the Portfolio’s brokerage costs.

Shares normally will be redeemed for cash, although the Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a portfolio, by delivery of securities selected from its assets at its discretion. However, the Portfolio is governed by Rule 18f-1 under the 1940 Act, which requires the Portfolio to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Portfolio will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash, whereas such costs are borne by the Portfolio for cash redemptions. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under “Shares of the Trust – Net Asset Value Determination” and such valuation will be made as of the same time the redemption price is determined.

The Portfolio reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Portfolio to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

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Income dividends, capital gains distributions, and tax status

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Portfolio. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Portfolio.

It is a policy of the Portfolio’s Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Dividends for the Portfolio are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June. However, in certain situations it may be necessary for the Portfolio to declare and distribute capital gains in December. If necessary, dividends and net capital gains may be distributed at other times as well. The Portfolio intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If the Portfolio failed to qualify as a regulated investment company in any taxable year, the Portfolio may be subject to federal income tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for “qualified dividend income.” In addition, the Portfolio could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as a regulated investment company that is accorded special tax treatment. In addition, the Portfolio intends to comply with the diversification requirements of Internal Revenue Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

For purposes of the diversification requirements of Section 817(h), the Portfolio generally will be treated as owning a pro rata portion of the investments of an underlying fund in which the Portfolio holds an interest if (1) the underlying fund is a regulated investment company for federal income tax purposes, (2) all of the beneficial interests in the underlying fund are held directly or indirectly by one or more insurance company segregated asset accounts or certain other permissible investors (including qualified plans), and (3) subject to certain exceptions, public access to the underlying fund is available exclusively through the purchase of a variable contract. The Portfolio’s investments in underlying funds that are available to the public and ETFs are not expected to satisfy these requirements. If these requirements are not satisfied with respect to an underlying fund or ETF, the Portfolio’s investment in the underlying fund or ETF may be treated as a single security for purposes of the Section 817(h) diversification requirements. The Portfolio will take this rule into account in determining whether it has satisfied the Section 817(h) diversification requirements.

Unless otherwise instructed, all income dividends and capital gains distributions, if any, on the Portfolio’s Shares are reinvested automatically in additional Shares of the Portfolio at the NAV determined on the first business day following the record date.

Because Shares of the Portfolio can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such contracts or plans. Refer to the prospectus for the separate account of the related insurance company or the plan documents for additional information.

If owners of a variable contract possess sufficient incidents of ownership (“investor control”), they will be considered for federal income tax purposes the owners of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account’s assets for a taxable year will be included in the contract owner’s gross income for the current taxable year. With respect to its investments in underlying funds that are available to the public and ETFs, the Portfolio has obtained a private letter ruling from the IRS that such investments will not cause holders of variable insurance contracts to be treated as the owners of the Portfolio’s Shares for federal income tax purposes. The private letter ruling, however, may not address any other facts or circumstances that might give rise to an investor control issue.

The Portfolio will primarily invest its assets in shares of the underlying funds, cash, and money market instruments. Accordingly, the Portfolio’s income will consist of distributions from the underlying funds, net gains realized from the disposition of underlying fund shares, and interest. If an underlying fund qualifies for treatment as a regulated investment company under the Internal Revenue Code – each has done so for its past taxable years and intends to continue to do so for its current and future taxable years – (i) dividends paid to the Portfolio from such underlying fund’s investment company taxable income determined without regard to the deduction for dividends paid (which may include net gains from certain foreign currency transactions) will generally be treated by the Portfolio as ordinary income; and (ii) dividends paid to the

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Portfolio that an underlying fund designates as capital gain dividends will be treated by the Portfolio as long-term capital gains.

To the extent that an underlying fund that qualifies as a regulated investment company under the Internal Revenue Code realizes net losses on its investments for a given taxable year, the Portfolio will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds in which it invests) until it disposes of shares of such underlying fund. Moreover, even when the Portfolio does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as an ordinary deduction. In particular, the Portfolio will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains from an underlying fund that qualifies as a regulated investment company). Furthermore, if shares of an underlying fund are purchased within 30 days before or after redeeming other shares of that underlying fund at a loss (whether pursuant to a rebalancing of the Portfolio’s holdings or otherwise), all or a part of the loss will not be deductible by the Portfolio and instead will increase its basis for the newly purchased shares. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Portfolio will be required to distribute to shareholders will be greater than such amounts would have been had the Portfolio invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds.

The Portfolio may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Portfolio, the Portfolio may make various elections permitted by the tax laws. However, these elections could require that the Portfolio recognize taxable income, which in turn must be distributed even though the Portfolio may not have received any income upon such an event.

Some foreign securities purchased by the Portfolio may be subject to foreign taxes which could reduce the yield on such securities. Any foreign taxes paid or accrued will represent an expense to the Portfolio, which will reduce its investment company taxable income.

An underlying fund that qualifies as a regulated investment company under the Internal Revenue Code will be eligible to elect to “pass-through” to its shareholders (including the Portfolio) the benefit of the foreign tax credit if more than 50% of the value of its total assets at the close of any taxable year consists of securities of foreign corporations. The Portfolio may qualify to pass that benefit through to its shareholders if at least 50% of the value of the Portfolio’s total interests are invested in other regulated investment companies at the end of each quarter of the taxable year. Accordingly, the Portfolio will either deduct the amount of any foreign taxes passed through by an underlying fund in determining its investment company taxable income or elect to “pass-through” to its shareholders the benefit of the foreign tax credit.

An underlying fund’s investments in REIT equity securities may require the underlying fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the underlying fund may be required to sell securities at a time when fundamental investment considerations would not favor such sales. The underlying fund’s investments in REIT equity securities may result in the receipt of cash in excess of the REIT’s earnings. If an underlying fund distributes such amounts, such distribution could constitute a return of capital to shareholders (including the Portfolio) for federal income tax purposes.

Some REITs are permitted to hold “residual interests” in real estate mortgage investment conduits (“REMICs”). Pursuant to the Internal Revenue Service rules, a portion of an underlying fund’s income from a REIT or “excess inclusion income” that is attributable to the REIT may be subject to federal income tax. Excess inclusion income will normally be allocated to shareholders in proportion to the dividends received by such shareholders. There may be instances in which the underlying fund may be unaware of a REIT’s excess inclusion income.

As a result of excess inclusion income, the underlying fund may be subject to additional tax depending on the type of record holder of underlying fund shares, such as certain federal, state, and foreign governmental entities, tax exempt organizations, and certain rural electrical and telephone cooperatives (“disqualified organizations”). This may impact the underlying fund’s performance.

Please consult a tax adviser regarding tax consequences of underlying fund distributions and to determine whether you will need to file a tax return.

Certain transactions involving short sales, futures, options, swap agreements, hedged investments, and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect

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the character, amount, and timing of distributions to shareholders. The underlying funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

Certain underlying funds’ transactions in commodities-linked investments may be subject to special provisions under Subchapter M of the Internal Revenue Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as “qualifying income”). Income from investment in commodities and commodities-linked derivatives is not considered “qualifying income.” As a part of an underlying fund’s investment strategy, the underlying fund may attempt to gain exposure to the commodities markets by entering into commodity-linked derivatives and instruments, including options, futures contracts, options on futures contracts, and commodity-linked structured notes. In order for the underlying fund to qualify as a regulated investment company under Subchapter M, the underlying fund will monitor and attempt to restrict its income from commodity-linked instruments that do not generate qualifying income.

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Principal shareholders

The officers and Trustees of the Portfolio cannot directly own Shares of the Portfolio without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such officers and Trustees individually, and collectively as a group, do not own any outstanding Shares of the Portfolio. To the best knowledge of the Trust, as of April 1, 2013, all of the outstanding Shares of the Portfolio were owned by certain insurance company separate accounts or qualified plans. The percentage ownership of each separate account or qualified plan owning 5% or more of the outstanding Shares of any Portfolio is as follows:

No qualified plan owned 10% or more of the shares of the Trust as a whole.

From time to time, the Portfolio may have a concentration of several shareholders holding a significant percentage of Shares outstanding. Investment activities of these shareholders could have a material impact on the Portfolio.

The Shares held by the separate accounts of each insurance company, including Shares for which no voting instructions have been received, will be voted by each insurance company in proportion to instructions received from contract owners. Since the listed insurance company separate accounts’ voting rights are passed through to contract owners, the insurance companies themselves do not exercise voting control over the shares held in those accounts.

Portfolio Name	Shareholder and Address of Record	Percentage Ownership
Global Allocation Portfolio – Moderate	IDS Life Insurance Corp FBO VUL III Minneapolis, MN	93.76%

	Janus Capital Group Inc. Denver, CO	6.09%	*

*	This ownership represents seed capital that Janus Capital or an affiliate provided for the Portfolio.

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Miscellaneous information

The Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on May 20, 1993. As of the date of this SAI, the Trust offers 12 series of shares, known as “Portfolios.” Each Portfolio presently offers interests in different classes of shares as described in the table below.

	Institutional	Service
Portfolio Name	Shares	Shares
Balanced Portfolio	x	x
Enterprise Portfolio	x	x
Flexible Bond Portfolio	x	x
Forty Portfolio	x	x
Global Allocation Portfolio – Moderate	x	x
Global Research Portfolio	x	x
Global Technology Portfolio	x	x
Janus Aspen INTECH U.S. Low Volatility Portfolio		x
Janus Aspen Perkins Mid Cap Value Portfolio	x	x
Janus Aspen Protected Series – Growth	x	x
Janus Portfolio	x	x
Overseas Portfolio	x	x

Janus Capital reserves the right to the name “Janus.” In the event that Janus Capital does not continue to provide investment advice to the Portfolio, the Portfolio must cease to use the name “Janus” as soon as reasonably practicable.

It is important to know that, pursuant to the Trust’s Amended and Restated Trust Instrument and in accordance with any applicable regulations and laws, such as the 1940 Act, the Trustees have the authority to merge, liquidate, and/or reorganize a Portfolio into another portfolio without seeking shareholder vote or consent. Any such consolidation, merger, or reorganization may be authorized at any time by a vote of a majority of the Trustees then in office.

SHARES OF THE TRUST

The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of the Portfolio participate equally in dividends and other distributions by the Shares of the Portfolio, and in residual assets of the Portfolio in the event of liquidation. Shares of the Portfolio have no preemptive, conversion, or subscription rights.

The Portfolio discussed in this SAI offers two classes of shares. Service Shares, the Shares discussed in this SAI, are offered only in connection with investments in and payments under variable insurance contracts and to qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Institutional Shares are offered only in connection with investments in and payments under variable insurance contracts as well as certain qualified retirement plans.

SHAREHOLDER MEETINGS

The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act.

Separate votes are taken by the Portfolio or class only if a matter affects or requires the vote of only that Portfolio or class or if that Portfolio’s or class’ interest in the matter differs from the interest of other Portfolios or classes of the Trust. A shareholder is entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder’s name.

Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Portfolio shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Portfolio will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

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VOTING RIGHTS

A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a shareholder vote. Additional information may be found in the participating insurance company’s separate account prospectus.

The Trustees are responsible for major decisions relating to the Portfolio’s policies and objectives; the Trustees oversee the operation of the Portfolio by its officers and review the investment decisions of the officers.

The Trustees of the Trust were elected at a Special Meeting of Shareholders on June 10, 2010 (excluding Messrs. Cvengros and Brown, who were subsequently appointed). Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Portfolio, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust’s Bylaws, or the Trustees.

As mentioned previously in “Shareholder Meetings,” shareholders are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder’s name. Shares of all Portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1900 16th Street, Suite 1600, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Portfolio, audits the Portfolio’s annual financial statements and compiles its tax returns.

REGISTRATION STATEMENT

The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolio or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

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Financial statements

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT OF JANUS ASPEN SERIES (AUDITED)

The following audited financial statements for the period ended December 31, 2012 are hereby incorporated into this SAI by reference to the Portfolio’s Annual Report dated December 31, 2012.

•	Schedule of Investments as of December 31, 2012

•	Statement of Assets and Liabilities as of December 31, 2012

•	Statement of Operations for the period ended December 31, 2012

•	Statements of Changes in Net Assets for each of the periods indicated

•	Financial Highlights for each of the periods indicated

•	Notes to Schedule of Investments

•	Notes to Financial Statements

•	Report of Independent Registered Public Accounting Firm

The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

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Appendix A

EXPLANATION OF RATING CATEGORIES

The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR’S RATINGS SERVICES

Bond Rating	Explanation

Investment Grade
AAA	Highest rating; extremely strong capacity to pay principal and interest.
AA	High quality; very strong capacity to pay principal and interest.
A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB	Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
Non-Investment Grade
BB	Less vulnerable to nonpayment than other speculative issues; major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	More vulnerable to nonpayment than obligations rated “BB,” but capacity to meet its financial commitment on the obligation; adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC	Currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
CC	Currently highly vulnerable to nonpayment.
C	Currently highly vulnerable to nonpayment; a bankruptcy petition may have been filed or similar action taken, but payments on the obligation are being continued.
D	In default.

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FITCH, INC.

Long-Term Bond Rating	Explanation

Investment Grade
AAA	Highest credit quality. Denotes the lowest expectation of credit risk. Exceptionally strong capacity for payment of financial commitments.
AA	Very high credit quality. Denotes expectations of very low credit risk. Very strong capacity for payment of financial commitments.
A	High credit quality. Denotes expectations of low credit risk. Strong capacity for payment of financial commitments. May be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB	Good credit quality. Currently expectations of low credit risk. Capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity than is the case for higher ratings.
Non-Investment Grade
BB	Speculative. Indicates possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may be available to allow financial commitments to be met.
B	Highly speculative. May indicate distressed or defaulted obligations with potential for extremely high recoveries.
CCC	May indicate distressed or defaulted obligations with potential for superior to average levels of recovery.
CC	May indicate distressed or defaulted obligations with potential for average or below-average levels of recovery.
C	May indicate distressed or defaulted obligations with potential for below-average to poor recoveries.
D	In default.

Short-Term Bond Rating	Explanation

F-1+	Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1	Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.
F-2	Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.

MOODY’S INVESTORS SERVICE, INC.

Bond Rating	Explanation

Investment Grade
Aaa	Highest quality, smallest degree of investment risk.
Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.
A	Upper to medium-grade obligations; many favorable investment attributes.
Baa	Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
Non-Investment Grade
Ba	More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca	Speculative in a high degree; could be in default or have other marked shortcomings.
C	Lowest rated; extremely poor prospects of ever attaining investment standing.

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Unrated securities will be treated as non-investment grade securities unless the portfolio managers and/or investment personnel determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies (“split-rated securities”), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security or (ii) the lowest rating if only two agencies provide a rating for the security.

Other Short-Term Debt Securities
Prime-1 and Prime-2 are the two highest ratings assigned by Moody’s Investors Service, Inc. (“Moody’s”) for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by Standard & Poor’s Ratings Services (“S&P”). Moody’s uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody’s have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody’s have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

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janus.com/variable-insurance

151 Detroit Street
Denver, Colorado 80206-4805
1-877-335-2687

                                                                                                              ▼ May 1, 2013

Institutional Shares Ticker
Growth & Core
Janus Aspen Protected Series – Growth	JAPGX

Janus Aspen Series

Statement of Additional Information

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectus for the Institutional Shares (the “Shares”) of Janus Aspen Protected Series – Growth, which is a separate series of Janus Aspen Series, a Delaware statutory trust (the “Trust”). This series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Shares are sold under the name of “Janus Aspen Series.”

Shares of the Portfolio may be purchased only by separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, “variable insurance contracts”) and by certain qualified retirement plans. The Portfolio also offers an additional class of shares to certain qualified plans or separate accounts of insurance companies.

This SAI is not a Prospectus and should be read in conjunction with the Portfolio’s Prospectus dated May 1, 2013, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your insurance company or plan sponsor, or by contacting a Janus representative at 1-877-335-2687. This SAI contains additional and more detailed information about the Portfolio’s operations and activities than the Prospectus. The Annual Report, which contains important financial information about the Portfolio is incorporated by reference into this SAI. The Annual and Semiannual Reports are available, without charge, from your plan sponsor, or other financial intermediary, at janus.com/variable-insurance, or by contacting a Janus representative at 1-877-335-2687.

Classification, Investment Policies and Restrictions, and Investment Strategies and Risks	2

Investment Adviser	39

Custodian, Transfer Agent, and Certain Affiliations	46

Portfolio Transactions and Brokerage	47

Trustees and Officers	49

Shares of the Trust	59
Net Asset Value Determination	59
Purchases	60
Redemptions	60

Income Dividends, Capital Gains Distributions, and Tax Status	62

Principal Shareholders	64

Miscellaneous Information	65
Shares of the Trust	65
Shareholder Meetings	65
Voting Rights	66
Independent Registered Public Accounting Firm	66
Registration Statement	66

Financial Statements	67

Appendix A	68
Explanation of Rating Categories	68

Appendix B	71
Summary of Capital Protection Agreement Termination Events	71

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Classification, investment policies and restrictions,
and investment strategies and risks

JANUS ASPEN SERIES

This Statement of Additional Information includes information about Janus Aspen Protected Series – Growth (“Protected Series – Growth” or the “Portfolio”), which is a series of the Trust, an open-end, management investment company.

CLASSIFICATION

The Investment Company Act of 1940, as amended (“1940 Act”), classifies mutual funds as either diversified or nondiversified. The Portfolio is classified as diversified.

ADVISER

Janus Capital Management LLC (“Janus Capital” or “Janus”) is the investment adviser for the Portfolio.

INVESTMENT POLICIES AND RESTRICTIONS

The Portfolio is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or the Portfolio or particular class of shares if a matter affects just the Portfolio or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Portfolio.

(1) With respect to 75% of its total assets, the Portfolio may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio’s total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

The Portfolio may not:

(2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities).

(3) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Portfolio from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(4) Lend any security or make any other loan if, as a result, more than one-third of the Portfolio’s total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

(5) Act as an underwriter of securities issued by others, except to the extent that the Portfolio may be deemed an underwriter in connection with the disposition of its portfolio securities.

(6) Borrow money except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Portfolio’s total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Portfolio may not issue “senior securities” in contravention of the 1940 Act.

(7) Invest directly in real estate or interests in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

As a fundamental policy, the Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Portfolio.

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The Portfolio’s Board of Trustees (“Trustees”) has adopted additional investment restrictions for the Portfolio. These restrictions are operating policies of the Portfolio and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

(1) If the Portfolio is an approved underlying fund in a Janus fund of funds, the Portfolio may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

(2) The Portfolio may sell securities short if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor (“short sales against the box”). In addition, the Portfolio may engage in short sales other than against the box, which involve selling a security that the Portfolio borrows and does not own. The Trustees may impose limits on the Portfolio’s investments in short sales, as described in the Portfolio’s Prospectus. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

(3) The Portfolio does not intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

(4) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio’s net asset value (“NAV”), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.

(5) The Portfolio does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio’s investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A Securities”), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

(6) The Portfolio may not invest in companies for the purpose of exercising control of management.

Under the terms of an exemptive order received from the Securities and Exchange Commission (“SEC”), the Portfolio may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

For the purposes of the Portfolio’s fundamental policy related to investments in real estate, the policy does not prohibit the purchase of securities directly or indirectly secured by real estate or interests therein, or issued by entities that invest in real estate or interests therein, such as, but not limited to, corporations, partnerships, real estate investment trusts (“REITs”), and other REIT-like entities, such as foreign entities that have REIT characteristics.

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For purposes of the Portfolio’s policies on investing in particular industries, as of the date of this SAI, the Portfolio relies primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that the Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolio may further classify issuers in accordance with industry classifications as published by the SEC or relevant SEC staff interpretations. The Portfolio intends to change industry or industry group classifications with respect to equity investments to Global Industry Classification Standard (“GICS”), but would continue to use Bloomberg L.P. for fixed-income investments. The Portfolio may change any source used for determining industry classifications without prior shareholder notice or approval.

INVESTMENT STRATEGIES AND RISKS

The following information is meant to describe the spectrum of investments that Janus Capital may, but is not required to, in its discretion, use in managing the Portfolio’s assets. Janus Capital’s ability to employ certain investment techniques or make certain investments on behalf of the Portfolio may be restricted and/or limited by the Capital Protection Agreement (the “Capital Protection Agreement”) by and between the Portfolio and BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”). Janus Capital and the Parent Guarantor are also parties to the Capital Protection Agreement, but specifically in relation to certain sections of the agreement. Janus Capital may also be limited from making certain investments, pursuing certain investment strategies, and in the amount of equity exposure it can subject the Portfolio to. Further, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible under the Portfolio’s Capital Protection Agreement or otherwise, economically feasible or effective for their intended purposes in all markets or because of limitations contained in the Capital Protection Agreement. Certain practices, techniques or instruments may not be principal activities of the Portfolio, but, to the extent employed, could from time to time have a material impact on the Portfolio’s performance.

Capital Protection Arrangement
Capital Protection. In an effort to protect against significant downward movement of the NAV per share for a share class, the Portfolio has entered into a Capital Protection Agreement with the Capital Protection Provider. As an added measure of protection, BNP Paribas, the parent company of the Capital Protection Provider (the “Parent Guarantor”), has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement (“Parent Guaranty”).

Pursuant to the Capital Protection Agreement, under certain conditions, the Capital Protection Provider will provide capital protection to the Portfolio (the “Protection”) in the event that any share class’ NAV per share falls below its “Protected NAV” (80% of the highest NAV attained separately by each share class during the life of the Portfolio, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items). More specifically, the Capital Protection Provider has agreed to initially extend $500 million in aggregate protection coverage to the Portfolio with such amount being reviewed periodically to determine whether additional coverage is necessary or available to support the Portfolio’s rising assets (the “Maximum Settlement Amount”). As such, under the Capital Protection Agreement, the NAV of each share class is protected to at least the Protected NAV for such share class, subject to an aggregate limit on the overall payout to the Portfolio of the Maximum Settlement Amount. In the event that the Protection is triggered, meaning at least one share class’ NAV is below its Protected NAV, the Capital Protection Provider is obligated to pay the Portfolio the “Settlement Amount,” which is the lesser of (i) the sum of the shortfall amounts per share class (the “Aggregate Shortfall Amount”) and (ii) the Maximum Settlement Amount. For each share class, the shortfall amount is calculated by first establishing, among those share classes that have a NAV below their Protected NAV, the highest percentage difference among all of those share classes between the Protected NAV per share and the then-current NAV per share, and applying that percentage to each Portfolio share class’ then-current NAV per share. The Aggregate Shortfall Amount is thus allocated on a pro rata basis to each share class. The Settlement Amount will be capped at a Maximum Settlement Amount of $500 million. Any increases in the Maximum Settlement Amount are subject to the Capital Protection Provider’s agreement.

Note that with respect to the adjustment to the Protected NAV on account of dividends, at least three business days prior to the payment of any dividend, the Portfolio is required to provide the Capital Protection Provider an estimate of the portion of the dividend that it expects to pay out in cash and the portion that it expects will be reinvested in the Portfolio. If the Portfolio materially underestimates the portion of the dividend that will be paid out in cash, the reduction to the Protected NAV applied on account of such dividend will be more than the reduction that would have been applied had there been no estimation error. However, it is expected that any such increase in the dividend adjustment will not have a material impact on the Protected NAV.

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Under the Capital Protection Agreement, the Settlement Amount is due from the Capital Protection Provider within three business days after the termination of the Capital Protection Agreement, unless there is a “market disruption event” or if no amount is due from the Capital Protection Provider. The Settlement Amount is generally based on the value of the Portfolio’s shares on a “reference date,” which is generally the first business day after the termination unless there is a market disruption event on such reference date or a reasonable dispute regarding reports provided by the Portfolio to establish valuation. In such event, the reference date for the valuation of the shares will change so that the shares can be valued when there is no market disruption event or when the reports are not subject to dispute. As a result, the Settlement Amount of the Protection will not be based on the value of the shares on the first business day after termination, and the occurrence of market disruption events at such time could therefore impact the Settlement Amount and the date of payment. If a market disruption event lasts 14 days or less, the reference date of the shares will be the first business day on which there is no market disruption. If a market disruption event lasts longer than 14 days, the amount a shareholder will collect per share may be based on a lower shortfall amount. “Market disruption events” may include a trading disruption such as the suspension of trading of various securities, an exchange disruption or, in certain situations, the early closing of an exchange, or a reasonable dispute regarding reports provided by the Portfolio to establish valuation.

The Capital Protection Agreement is an agreement between the Portfolio and the Capital Protection Provider and, for this reason, as a shareholder, you do not have any direct rights or claims against the Capital Protection Provider, the Parent Guarantor, or Janus Capital under the Capital Protection Agreement or the Parent Guaranty in the event that the Capital Protection Provider fails to perform its obligations under the agreement. The Settlement Amount under the Capital Protection Agreement is owed directly to the Portfolio and not the Portfolio’s shareholders. Therefore, as a shareholder you will not have any action against or recourse to the Capital Protection Provider or the Parent Guarantor under the Capital Protection Agreement or the Parent Guaranty. Further, no shareholder will have any right to receive payment, or any other rights whatsoever, under the Capital Protection Agreement or the Parent Guaranty. Furthermore, Janus Capital does not guarantee and will not indemnify the Portfolio or its shareholders against any default, including default of any party to the Capital Protection Agreement and/or any third party service provider. Neither the Portfolio nor Janus Capital will cover any Settlement Amount not paid by the Capital Protection Provider possibly resulting in a shareholder’s investment being protected at less than 80%.

Neither the Capital Protection Provider nor the Parent Guarantor is an insurance company or an insurance provider. Nor is the Capital Protection Provider, the Parent Guarantor, or any of their affiliates acting as an investment adviser or subadviser to the Portfolio.

Investment Allocation. In order to comply with the terms of the Capital Protection Agreement, the Portfolio must provide certain information to the Capital Protection Provider and the portfolio manager is required to manage the Portfolio within certain risk parameters as identified on a daily basis by the Capital Protection Provider based on a risk allocation methodology. This risk allocation methodology factors in, among other things, market volatility, the Portfolio’s exposure to industries, sectors, or countries, and liquidity of the Portfolio’s holdings. In general, as equity markets are rising, the Portfolio’s assets will be allocated to the “Equity Component,” through which the Portfolio seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential. The Equity Component may also consist of derivatives such as swaps, futures, and options. As equity markets are falling, the portfolio manager will allocate more of the Portfolio’s assets to the “Protection Component” in an effort to protect the Portfolio from potential ongoing decreases in the market. The Protection Component will consist of investments in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market instruments intended to reduce risk, primarily short index futures. The investments that are eligible as investments in the Protection Component can be amended from time to time. The Portfolio’s asset allocation is done at the Portfolio level, not at the individual share class level, and will vary over time depending on equity market conditions and the portfolio composition. As a result, the Portfolio’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds.

Reporting Requirements. The Capital Protection Agreement provides the Portfolio a certain level of protection subject to the terms and conditions of the agreement. In order to comply with the terms of the Capital Protection Agreement and to maintain the Protection, the portfolio manager is required to manage the Portfolio within certain risk parameters as identified on a daily basis by the Capital Protection Provider based on a risk allocation methodology. In addition, the Capital Protection Agreement imposes very specific reporting and monitoring obligations on the Portfolio, on Janus Capital, and indirectly on the Portfolio’s custodian. The Capital Protection Provider will monitor the conditions and requirements of the Capital Protection Agreement on a daily basis to ensure that the Portfolio, Janus Capital, and the Portfolio’s custodian satisfy those

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conditions and requirements. The Capital Protection Provider will rely on Janus Capital as well as on the Portfolio’s custodian for the information necessary to monitor compliance with the terms of the Capital Protection Agreement. The attendant risks to the Portfolio and shareholders are if Janus Capital or the Portfolio’s custodian fails to provide the information required by the Capital Protection Agreement. While in some instances the parties will be afforded some opportunity to remedy certain breaches, failure to do so within specified cure periods could result in the termination of the Capital Protection Agreement at the option of the Capital Protection Provider.

Termination of the Capital Protection Agreement. The Protection is not a guarantee and therefore the availability of the Protection on the Termination Date will be conditioned upon the Portfolio, Janus Capital or any other third party service provider, such as the custodian, continually complying with the terms and conditions of the Capital Protection Agreement, including the allocation of Portfolio assets in accordance with specified risk parameters. While in some instances the parties will be afforded some opportunity to remedy certain breaches, failure to do so within specified cure periods could result in the termination of the Capital Protection Agreement. In the event of termination of the Capital Protection Agreement, the Capital Protection Provider is obligated to pay any Settlement Amount due to the Portfolio as of the reference date. However, the Protection will terminate without any obligation by the Capital Protection Provider, and therefore by the Parent Guarantor, to make any payment to the Portfolio if the termination of the Capital Protection Agreement results from acts or omissions of the Portfolio, Janus Capital or certain key employees of Janus Capital, or the Portfolio’s custodian that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act that negatively impacts a share class’ NAV by 1% or more.

The Portfolio has delegated to Janus Capital the responsibility for developing internal procedures to ensure compliance with the terms of the Capital Protection Agreement; however, there is no assurance that such procedures will be successful. Only shareholders who hold their shares and sell those shares on the Termination Date are entitled to receive the Protected NAV from the Portfolio. Shareholders who redeem prior to the Termination Date receive the then-current NAV, which will be higher than the Protected NAV for their share class and will not include any payment of the Protection. (Please refer to Appendix B for a list of events that could result in termination of the Capital Protection Agreement, but not a termination of the Capital Protection Provider’s obligation to pay the Settlement Amount due under the Capital Protection Agreement.)

•	Termination as a Result of Market Activity – The Capital Protection Agreement will terminate and the Portfolio will liquidate if, pursuant to the terms of the Capital Protection Agreement, the Protection is triggered by the NAV of either share class falling below its Protected NAV applicable to the corresponding share class. Because the NAV per share for a share class is protected to at least 80%, and not 100%, of its highest attained NAV since the inception of the share class (as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), it is possible that in the event that equity markets fall a shareholder could lose money, even if the Protection is triggered.

•	Termination by the Capital Protection Provider – The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms, but it may be terminated, under certain circumstances, prior to the expiration of any effective term, which in any case would become the Termination Date. The Capital Protection Agreement contains numerous covenants of the Portfolio and obligations of Janus Capital. Any failure of the Portfolio, Janus Capital or certain key employees of Janus Capital, or the Portfolio’s custodian, to comply with its obligations after the expiration of any applicable remedy period will permit the Capital Protection Provider to terminate the Capital Protection Agreement. In addition, there are other events that will also permit the Capital Protection Provider to terminate the Capital Protection Agreement including, but not limited to: (i) any failure of the Portfolio or Janus Capital to comply in all material respects with applicable law, including any failure of the Portfolio to be a registered investment company; (ii) defaults to material indebtedness and contracts of the Portfolio; (iii) any merger of the Portfolio; (iv) any change of control of the Portfolio, the replacement or departure of certain key employees of Janus Capital or the Portfolio or any change in investment adviser; (v) the commencement of formal charges or enforcement proceedings alleging possible fraud and significant securities law violations; (vi) changes in law that adversely impact the Capital Protection Provider’s tax treatment with respect to the Capital Protection Agreement or that materially impairs the rights or remedies of the Capital Protection Provider or the Parent Guarantor under the Capital Protection Agreement or the Guaranty, including the impact of ERISA regulations, as described in Appendix B; (vii) changes in the policies and objectives of the Portfolio in a manner that is inconsistent with those in the Prospectus; (viii) if the Aggregate Protected Amount exceeds the Maximum Settlement Amount; (ix) the bankruptcy or insolvency of the Portfolio, Janus Capital or certain key employees of Janus Capital; (x) suspension of the publication of the NAV with respect to any share class; (xi) bankruptcy, insolvency or credit downgrade of the custodian or amendments to the custody agreement that are materially adverse to the Capital Protection Provider or the Parent Guarantor; (xii) any withholding tax on payments by either the Capital Protection Provider or the Portfolio, which cannot

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be avoided through reasonable means; (xiii) any material judgment is entered against the Portfolio; and (xiv) any judicial determination that the Portfolio has violated a criminal law.

Although Janus Capital intends to meet all obligations under the Capital Protection Agreement, a failure to fully comply with the terms of the agreement would provide the Capital Protection Provider with the option to terminate the Capital Protection Agreement. Upon the termination of the Capital Protection Agreement under the circumstances described above, it is expected that the Portfolio will follow an orderly liquidation process. In addition, following the termination of the Capital Protection Agreement the liability of the Capital Protection Provider will be determined and any monetary obligation will be settled following which the Capital Protection Provider will owe no further duties to the Portfolio under the Capital Protection Agreement. The Settlement Amount payable by the Capital Protection Provider is limited to the Maximum Settlement Amount.

•	Automatic Cancellation of the Protection – If an action or omission of the Portfolio, Janus Capital or certain key employees of Janus Capital, or the Portfolio’s custodian constitutes gross negligence, bad faith, willful misconduct, fraud, or a criminal act, that negatively impacts a share class’ NAV by 1% or more, the Capital Protection Agreement will automatically terminate and the Protection will be cancelled. As a result, the Capital Protection Provider will have no payment obligation to the Portfolio under the Capital Protection Agreement, even where the NAV of a share class is below its Protected NAV. The foregoing events are the only contractual events that terminate both the Capital Protection Agreement and the obligation for the Capital Protection Provider to pay the Settlement Amount. Upon the occurrence of such an event, shareholders who continue to hold shares after the Termination Date will not receive the Protected NAV but will instead receive the then-current NAV at the time their shares are redeemed, which may be lower than the Protected NAV and lower than the price per share of the shareholder’s initial investment. It is important to understand that if an event occurs that results in the cancellation of the Protection and the Portfolio is subsequently liquidated, none of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will be responsible for any shortfall between the then-current NAV of any share class and the corresponding Protected NAV. Also, in such events, the Parent Guarantor will have no obligations to the Portfolio under the Parent Guaranty. The Capital Protection Provider does not have the right to terminate the Portfolio, however, and the Portfolio may, at the discretion of the Portfolio’s Board of Trustees, continue operations under a new agreement with a different capital protection provider.

•	Automatic Termination as a Result of a Cash Recomposition Event – The Capital Protection Agreement requires that the Portfolio reallocate its portfolio if, as reported by the Capital Protection Provider, the Capital Protection Provider provides the Portfolio with a report that indicates that a certain “cushion” amount is less than (i) a specified percentage of the aggregate net asset value of the Portfolio or (ii) the aggregate amount of haircuts applied by the Capital Protection Provider to the various investments and other positions of the Portfolio. The reallocation of assets needs to be done in accordance with a plan submitted to the Capital Protection Provider. If the Portfolio fails to provide a satisfactory portfolio reallocation plan or fails to reallocate its portfolio in accordance with the plan, the Capital Protection Agreement will immediately terminate. To determine the “cushion,” the Capital Protection Provider will calculate for each share class the difference between the NAV and the Protected NAV of such share class, as a percentage of the NAV of such share class, and the lowest percentage will be multiplied by the aggregate net asset value of the Portfolio. Upon the termination of the Capital Protection Agreement under these circumstances, the liability of the Capital Protection Provider under the Capital Protection Agreement, if any, will be determined and cash settled, following which the Capital Protection Provider will have no further liability under the Capital Protection Agreement, including with respect to the Protection.

•	Termination upon Reporting Event – Under the Capital Protection Agreement, Janus Capital is required to submit daily reports to the Capital Protection Provider. In the event that the Capital Protection Provider disputes any of the information contained in such reports, notice of such dispute is provided to the Portfolio. If the Capital Protection Provider and the Portfolio are unable to resolve such dispute within two business days after receipt of the report, the Capital Protection Provider is permitted to terminate the Protection. Upon the termination of the Capital Protection Agreement under these circumstances, the liability of the Capital Protection Provider under the Capital Protection Agreement, if any, will be determined and cash settled based on the latest undisputed report, following which the Capital Protection Provider will have no further liability under the Capital Protection Agreement, including with respect to the Protection.

•	Termination by the Portfolio – The Portfolio may terminate the Capital Protection Agreement and the Protection for a number of reasons, including, but not limited to, a bankruptcy of the Capital Protection Provider or the Parent Guarantor, a ratings downgrade of the Parent Guarantor below Baa3 by Moody’s or BBB- by S&P or if the Portfolio’s Board of Trustees determines that it is in the best interest of the Portfolio to terminate the Capital Protection Agreement or to liquidate the Portfolio. Upon the termination of the Capital Protection Agreement under these circumstances, the liability of the Capital

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Protection Provider under the Capital Protection Agreement will be determined and be settled, following which the Capital Protection Provider will have no further liability under the Capital Protection Agreement, including with respect to the Protection.

•	Termination by either the Capital Protection Provider or the Portfolio – Upon written notice, the Capital Protection Agreement may also be terminated by any party to the agreement after five years to be effective on a date that is five years, following the non-terminating Party’s receipt of such notice. Therefore, the earliest date that the Capital Protection Agreement and the Protection can terminate under this provision is at the expiration of the initial 10-year term of the Agreement. Upon the termination of the Capital Protection Agreement under the circumstances described in this paragraph, it is expected that the Portfolio will follow an orderly liquidation process. In addition, following the termination of the Capital Protection Agreement the liability of the Capital Protection Provider will be determined and any monetary obligation will be settled following which the Capital Protection Provider will owe no further duties to the Portfolio under the Capital Protection Agreement.

•	Automatic Termination Relating to Valuation of the Capital Protection Agreement – The Portfolio intends to take the position that the right to receive a payment from the Capital Protection Provider is itself a capital asset. However, until the Protection is triggered, the Portfolio expects that the value of the Capital Protection Agreement will be $0. If, however, the Portfolio assigns a value greater than $0 to the Capital Protection Agreement or any other Capital Protection Document in calculating the net asset value per share of the shares of any share class, the Capital Protection Agreement will automatically terminate.

Please refer to the Portfolio’s Prospectus for additional detail related to the Capital Protection Agreement.

Diversification
Portfolios are classified as either “diversified” or “nondiversified.” Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. To be classified as “diversified” under the 1940 Act, a portfolio may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A portfolio that is classified as “nondiversified” under the 1940 Act is not subject to the same restrictions and therefore has the ability to take larger positions in a smaller number of issuers than a portfolio that is classified as “diversified.” This gives a portfolio which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio manager has identified as the most attractive for the investment objective and strategy of the portfolio. However, because the appreciation or depreciation of a single security may have a greater impact on the NAV of a portfolio which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio which is classified as diversified. This fluctuation, if significant, may affect the performance of a portfolio.

Cash Position
As discussed in the Prospectus, the Portfolio’s use of a risk allocation methodology may result in a significant portion of the Portfolio’s assets being held in cash. The Portfolio’s allocation to cash and/or cash equivalent investments may depend on prevailing market conditions and could be as high as 100% of its assets. Additionally, the Portfolio’s cash position may temporarily increase under various circumstances. Securities that the Portfolio may invest in as a means of receiving a return on idle cash include domestic or foreign currency denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. The Portfolio may also invest in affiliated or non-affiliated money market funds. (Refer to “Investment Company Securities.”)

Illiquid Investments
Although the Portfolio intends to invest in liquid securities, it may hold up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization (“NRSRO”). Investments in Rule 144A Securities could have the effect of increasing the level of the Portfolio’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes affecting the security. Foreign securities that may be freely

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traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Portfolio’s liquidity procedures if traded in that market. Such securities will be treated as “restricted” if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933, as amended (the “1933 Act”).

If illiquid securities exceed 15% of the Portfolio’s net assets after the time of purchase, the Portfolio will take steps to reduce its holdings of illiquid securities in an orderly fashion. Because illiquid securities may not be readily marketable, the portfolio manager may not be able to dispose of them in a timely manner. As a result, the Portfolio may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of the Portfolio to decline.

Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete, among other things, certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Portfolio does not have the right to vote on securities while they are being lent; however, the Portfolio may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser. An investment in a cash management vehicle is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and the affiliated cash management vehicle in which the cash collateral is invested, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and the cash management vehicle. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing the cash management vehicle used for the securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

Equity Securities
The Portfolio may invest in equity securities, which include, but are not limited to, common and preferred stocks, securities convertible or exchangeable into common stock, and warrants.

Common Stock. Common stock represents a proportionate share of the ownership of a company. Common stocks sometimes are divided into several classes, with each class having different voting rights, dividend rights, or other differences in their rights and priorities. The value of a stock is based on the market’s assessment of the current and future success of a company’s business, any income paid to stockholders, the value of the company’s assets, and general market conditions. The value of a stock may also be adversely affected by other factors such as accounting irregularities, actual or perceived weaknesses in corporate governance practices of a company’s board or management, and changes in company management. Common stock values can fluctuate dramatically over short periods.

Preferred Stock. A preferred stock represents an ownership interest in a company, but pays dividends at a specific rate and has priority over common stock in payment of dividends and liquidation claims. Preferred stock dividends are generally cumulative, noncumulative, or participating. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. Like debt securities, the value of a preferred stock often fluctuates more in response to changes in interest rates and the creditworthiness of the issuer, rather than in response to

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changes in the issuer’s profitability and business prospects. Preferred stock is subject to similar risks as common stock and debt securities.

Convertible Security. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security, such as a “convertible preferred stock,” provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. Like a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. As with a fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Portfolio is called for redemption or conversion, the Portfolio could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Warrants. Warrants constitute options to purchase equity securities at a specific price and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying equity securities. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the common stock to rise. The price of a warrant may be more volatile than the price of its underlying security. A warrant becomes worthless if it is not exercised within the specified time period.

Special Purpose Acquisition Companies. The Portfolio may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC typically invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities, and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of a SPAC’s securities is particularly dependent on the ability of the SPAC’s management to timely identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. To the extent the SPAC is invested in cash or similar securities while awaiting an acquisition opportunity, the Portfolio’s ability to meet its investment objective may be negatively impacted. In addition, SPACs, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Financial Services Risk
To the extent that the Portfolio invests a significant portion of its assets in the financial services sector, the Portfolio will have more exposure to the risks inherent to the financial services sector. Financial services companies may be adversely affected by changes in regulatory framework or interest rates that may negatively affect financial services businesses; exposure of a financial institution to a nondiversified or concentrated loan portfolio; exposure to financial leverage and/or investments or agreements that, under certain circumstances, may lead to losses; and the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all financial services companies.

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Natural Disasters and Extreme Weather Conditions
Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Foreign Securities
The Portfolio may invest in foreign securities either indirectly through various derivative instruments (including, but not limited to, participatory notes, depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities because the Portfolio’s performance may depend on factors other than the performance of a particular company. These factors include:

Currency Risk. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Portfolio’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Additionally, European markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and worldwide sellers of credit default swaps linked to that country’s creditworthiness. These trends have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of all European countries, which in turn may have a material adverse effect on the Portfolio’s investments in such countries, other countries that depend on European countries for significant amounts of trade or investment, or issuers with exposure to European debt.

Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares, or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on the Portfolio. Such factors may hinder the Portfolio’s ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio’s investment strategies and potentially affecting the value of the Portfolio.

Geographic Investment Risk. To the extent that the Portfolio invests a significant portion of its assets in a particular country or geographic region, the Portfolio will generally have more exposure to certain risks due to possible political, economic,

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social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Portfolio’s performance.

Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Emerging Markets. The Portfolio may invest its assets in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Under the Capital Protection Agreement, such countries include, but might not be limited to, Brazil, China, Hong Kong, Israel, Mexico, New Zealand, Singapore, South Korea, Russia, Turkey, Hungary, Vietnam, or South Africa. Investing in emerging markets involves certain risks not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries as previously discussed under “Foreign Securities.” The prices of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. In addition, the economies of developing countries tend to be heavily dependent upon international trade and, as such, have been, and may continue to be, adversely impacted by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they do business.

The securities markets of many of the countries in which the Portfolio may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolio to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. Further, the Portfolio’s ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities. The Portfolio may be subject to emerging markets risk to the extent that it invests in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

Short Sales
The Portfolio may engage in “short sales against the box.” This technique involves either selling short a security that the Portfolio owns, or selling short a security that the Portfolio has the right to obtain, for delivery at a specified date in the future. The Portfolio does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. The Portfolio borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain.

The Portfolio may also engage in other short sales. The Portfolio may engage in short sales when the portfolio manager anticipates that a security’s market purchase price will be less than its borrowing price. In a short sale transaction, the Portfolio sells a security it does not own to a purchaser at a specified price. To complete a short sale, the Portfolio must: (i) borrow the security to deliver it to the purchaser and (ii) buy that same security in the market to return it to the lender. Short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, the Portfolio may incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security, and the Portfolio may realize a gain if the security declines in price between those same dates. Although the Portfolio’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. To borrow the security, the Portfolio may also be required to pay a premium, which would increase the cost of the security sold.

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The Portfolio may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and the Portfolio may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, it is more likely that the Portfolio will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

Until the Portfolio closes its short position or replaces the borrowed security, the Portfolio may designate liquid assets it owns (other than the short sale proceeds) as segregated assets to the books of the broker and/or its custodian in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner is expected to be increased or decreased each business day equal to the change in market value of the Portfolio’s obligation to purchase the security sold short. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. If the lending broker requires the Portfolio to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Portfolio is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. The Portfolio believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at an exercise price that covers the obligation), or by the Portfolio’s segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Portfolio’s borrowing restrictions. This requirement to segregate assets limits the Portfolio’s leveraging of its investments and the related risk of losses from leveraging. The Portfolio also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Zero Coupon, Step Coupon, and Pay-In-Kind Securities
Within the parameters of its specific investment policies, the Portfolio may invest up to 10% of its net assets in zero coupon, step coupon, and pay-in-kind securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par or whether to extend it until the next payment date at the new coupon rate. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of the Portfolio’s restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

For federal income tax purposes, holders of zero coupon securities and step coupon securities are required to recognize income even though the holders receive no cash payments of interest during the year. Similarly, holders of payment-in-kind securities must include in their gross income the value of securities they receive as “interest.” In order to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder, the Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds and non-cash income from payment-in-kind securities. Because the Portfolio will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin or may receive non-cash interest payments, in some years the Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code. The Portfolio may obtain such cash from selling other portfolio holdings, which may cause the Portfolio to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the amount of cash available for investment by the Portfolio, to reduce the assets to which Portfolio expenses could be allocated, and to reduce the rate of return for the Portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Portfolio to sell the securities at the time.

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Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities
The Portfolio may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts, and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary, which are passed through to purchasers, such as the Portfolio. The most common type of pass-through securities is mortgage-backed securities. Government National Mortgage Association (“Ginnie Mae”) Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Portfolio will generally purchase “modified pass-through” Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the “issuer” and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

The Federal Home Loan Mortgage Corporation (“Freddie Mac”) issues two types of mortgage pass-through securities: mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

The Federal National Mortgage Association (“Fannie Mae”) issues guaranteed mortgage pass-through certificates (“Fannie Mae Certificates”). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of the Portfolio, if relevant. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Portfolio might be converted to cash, and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Portfolio’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

The Portfolio’s investments in mortgage-backed securities may be backed by subprime mortgages. Subprime mortgages are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their

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mortgages. Investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt, asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

The Portfolio also may invest in other types of pass-through securities, such as credit-linked trust certificates, traded custody receipts, and participation interests. Holders of the interests are entitled to receive distributions of interest, principal, and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, the Portfolio may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of such additional funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Portfolio’s Prospectus may apply.

Investment Company Securities
From time to time, the Portfolio may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits the Portfolio from acquiring: (i) more than 3% of another investment company’s voting stock; (ii) securities of another investment company with a value in excess of 5% of the Portfolio’s total assets; or (iii) securities of such other investment company and all other investment companies owned by the Portfolio having a value in excess of 10% of the Portfolio’s total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Portfolio if, after the sale: (i) the Portfolio owns more than 3% of the other investment company’s voting stock or (ii) the Portfolio and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If the Portfolio is an approved underlying fund in a Janus fund of funds, the Portfolio may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Portfolio may invest its cash holdings in affiliated or non-affiliated money market funds as part of a cash sweep program. The Portfolio may purchase unlimited shares of affiliated or non-affiliated money market funds and of other funds managed by Janus Capital, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order. To the extent the Portfolio invests in money market funds or other funds, the Portfolio will be subject to the same risks that investors experience when investing in such other funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other funds. Additionally, as the adviser to the Portfolio and the money market funds or other funds or investment vehicles in which the Portfolio may invest, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Portfolio and the money market funds and other funds.

Investment companies may include index-based investments such as exchange-traded funds (“ETFs”), which hold substantially all of their assets in investments representing specific indices. The main risk of investing in index-based investments is the same as investing in a portfolio of investments comprising the index. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio investments and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the Portfolio, to acquire their securities in excess of the limits of the 1940 Act.

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Exchange-Traded Notes
The Portfolio may invest in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no period coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the Portfolio’s total return. The Portfolio may invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Portfolio invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Portfolio’s right to redeem its investment in an ETN, which are meant to be held until maturity. The Portfolio’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Depositary Receipts
The Portfolio may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolio may also invest in European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, regulatory risk, market risk, and geographic investment risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Portfolio’s Prospectus.

U.S. Government Securities
To the extent permitted by its investment objective and policies, the Portfolio may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which the Portfolio may invest include U.S. Treasury securities, including Treasury Inflation Protection Securities (“TIPS”), and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which the Portfolio may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association (“Sallie Mae”) are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Obligations
The Portfolio may invest in municipal obligations issued by states, territories, and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often

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depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable the Portfolio to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities
Other types of income-producing securities that the Portfolio may purchase include, but are not limited to, the following types of securities:

Inverse floaters. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. The Portfolio will not invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, the Portfolio could lose money, or its NAV could decline by the use of inverse floaters.

Standby commitments. Standby commitments are the rights to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Strip bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bonds. This investment structure is commonly used as a means of enhancing a security’s liquidity.

The Portfolio will purchase standby commitments, tender option bonds, and instruments with demand features primarily for the purpose of increasing the liquidity of its portfolio holdings.

Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

In order to most effectively use these investments, the portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, the Portfolio could be adversely affected by the use of variable or floating rate obligations.

Real Estate Investment Trusts (“REITs”)
Within the parameters of its specific investment policies, the Portfolio may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. Investment in REITs may subject the Portfolio to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition, and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Portfolio’s investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the registration requirements of the 1940 Act. By investing

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in REITs indirectly through the Portfolio, a shareholder will bear not only his or her proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Repurchase and Reverse Repurchase Agreements
In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.” A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Portfolio may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent the Portfolio’s collateral focuses in one or more sectors, such as banks and financial services, the Portfolio is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital’s analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose the Portfolio to additional risk regardless of the creditworthiness of the parties involved in the transaction.

Reverse repurchase agreements are transactions in which the Portfolio sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Portfolio will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

Generally, a reverse repurchase agreement enables the Portfolio to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Portfolio with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Portfolio’s holdings, although the Portfolio’s intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, the Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolio will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

Mortgage Dollar Rolls
The Portfolio may enter into “mortgage dollar rolls,” which are similar to reverse repurchase agreements in certain respects. In a “mortgage dollar roll” transaction, the Portfolio sells a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Portfolio pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Portfolio enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Portfolio, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to the Portfolio generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and, therefore, price); and (vi) satisfy “good delivery” requirements, meaning

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that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

The Portfolio’s obligations under a dollar roll agreement must be covered by cash, U.S. Government securities, or other liquid high grade debt obligations equal in value to the securities subject to repurchase by the Portfolio, and segregated in accordance with 1940 Act requirements. To the extent that the Portfolio collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. During the roll period, the Portfolio foregoes principal and interest paid on the mortgage-backed security. The Portfolio is compensated by the difference between the current sale price and the lower forward purchase price, often referred to as the “drop,” as well as the interest earned on the cash proceeds of the initial sale.

Successful use of mortgage dollar rolls depends on the Portfolio’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Portfolio is required to purchase may decline below the agreed upon repurchase price.

Loans
Bank Loans. The Portfolio may invest in bank loans (no more than 5% of the Portfolio’s total assets), which include institutionally-traded floating and fixed-rate debt securities. The bank loans in which the Portfolio may invest may be denominated in U.S. or non-U.S. currencies, including the euro.

Bank loans are obligations of companies or other entities that are typically issued in connection with recapitalizations, acquisitions, and refinancings, and may be offered on a public or private basis. Bank loans often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged and may be distressed or involved in bankruptcy proceedings. The Portfolio generally invests in bank loans directly through an agent, either by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Assignments and participations involve credit risk, interest rate risk, and liquidity risk. To the extent the Portfolio invests in non-U.S. bank loan investments, those investments are subject to the risks of foreign investment, including Eurozone risk. Some bank loans may be purchased on a “when-issued” basis.

When the Portfolio purchases an assignment, the Portfolio generally assumes all the rights and obligations under the loan agreement and will generally become a “lender” for purposes of the particular loan agreement. The rights and obligations acquired by the Portfolio under an assignment may be different, and be more limited, than those held by an assigning lender. Subject to the terms of a loan agreement, the Portfolio may enforce compliance by a borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-off. If a loan is foreclosed, the Portfolio may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligations or that the collateral could be liquidated.

If the Portfolio purchases a participation interest, it typically will have a contractual relationship with the lender and not with the borrower. The Portfolio may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender, or any other intermediate participant. The Portfolio may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender and only upon receipt by the lender of the payments from the borrower. The failure by the Portfolio to receive scheduled interest or principal payments may adversely affect the income of the Portfolio and may likely reduce the value of its assets, which would be reflected by a reduction in the Portfolio’s NAV.

The borrower of a loan in which the Portfolio holds an assignment or participation interest may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the Portfolio will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation. This may result in the Portfolio realizing less income on a particular investment and replacing the loan with a less attractive security, which may provide less return to the Portfolio.

Floating Rate Loans Generally. Floating rate loans typically are negotiated, structured, and originated by a bank or other financial institution (an “agent”) for a lending group or “syndicate” of financial institutions. In most cases, the Portfolio relies on the agent to assert appropriate creditor remedies against the borrower. The agent may not have the same interests as the Portfolio, and the agent may determine to waive certain covenants contained in the loan agreement that the Portfolio would

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not otherwise have determined to waive. The typical practice of an agent relying on reports from a borrower about its financial condition may involve a risk of fraud by a borrower. In addition, if an agent becomes insolvent or carries out its duties improperly, the Portfolio may experience delays in realizing payment and/or risk loss of principal and/or income on its floating rate loan investments. The investment team performs a credit analysis on the borrower but typically does not perform credit analysis on the agent or other intermediate participants.

Floating rate loans have interest rates that adjust periodically and are tied to a benchmark lending rate such as the London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks (“Prime Rate”) or the rate paid on large certificates of deposit traded in the secondary markets (“CD rate”). The interest rate on Prime Rate based loans and corporate debt securities may float daily as the Prime Rate changes, while the interest rate on LIBOR or CD rate based loans and corporate debt securities may reset periodically. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Investing in floating rate loans with longer interest rate reset periods may increase fluctuations in the Portfolio’s NAV as a result of changes in interest rates. The Portfolio may attempt to hedge against interest rate fluctuations by entering into interest rate swaps or by using other hedging techniques.

While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans and delayed draw term loans. Such loans generally obligate the lender (and those with an interest in the loan) to fund the loan at the borrower’s discretion. As such, the Portfolio would need to maintain amounts sufficient to meet its contractual obligations. In cases where the Portfolio invests in revolving loans and delayed draw term loans, the Portfolio will maintain high quality liquid assets in an amount at least equal to its obligations under the loans. Amounts maintained in high-quality liquid assets may provide less return to the Portfolio than investments in floating rate loans. Loans involving revolving credit facilities or delayed terms may require the Portfolio to increase its investment in a particular floating rate loan when it otherwise would not have done so. Further, the Portfolio may be obligated to do so even if it may be unlikely that the borrower will repay amounts due.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.

With respect to certain loan transactions, including but not limited to private placements, the Portfolio may determine not to receive confidential information. Such a decision may place the Portfolio at a disadvantage relative to other investors in loans who determine to receive confidential information, as the Portfolio may be limited in its available investments or unable to make accurate assessments related to certain investments.

In cases where Janus Capital receives material, nonpublic information about the issuers of loans that may be held in the Portfolio’s holdings, Janus Capital’s ability to trade in these loans for the account of the Portfolio could potentially be limited by its possession of such information, to the extent required by applicable law. Such limitations on the ability to trade in the loans and/or other securities of the issuer could have an adverse effect on the Portfolio by, for example, preventing the Portfolio from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

The secondary market on which floating rate loans are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate loans and that there may be restrictions on their transfer. As a result, the Portfolio may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The secondary market may also be subject to irregular trading activity, wide price spreads, and extended trade settlement periods. With respect to below-investment grade or unrated securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Other Floating Rate Securities. The Portfolio may invest in other types of securities including, but not limited to, unsecured floating rate loans, subordinated or junior debt, including but not limited to, mezzanine loans secured by the stock of the company that owns the assets, corporate bonds, U.S. Government securities, mortgage-backed and other asset-backed securities, repurchase agreements, certain money market instruments, high-risk/high-yield bonds, and other instruments (including synthetic or hybrid) that pay interest at rates that adjust whenever a specified interest rate changes and/or resets on predetermined dates.

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Creditor Committees
Because the Portfolio becomes a creditor of an issuer when holding a bond, Janus Capital may from time to time participate on creditor committees on behalf of the Portfolio. These are committees formed by creditors to negotiate with management of the issuer and are intended to protect the rights of bondholders in the event of bankruptcy, bond covenant default, or other issuer-related financial problems. Participation on creditor committees may expose Janus Capital or the Portfolio to material non-public information of the issuer, restricting the Portfolio’s ability to trade in a particular security. Participation in creditor committees may also expose the Portfolio to federal bankruptcy laws or other legislation governing rights of debtors and creditors. Janus Capital will only participate in creditor committees on behalf of the Portfolio when it believes such participation is desirable to protect the value of portfolio securities or enforce the Portfolio’s rights as a creditor.

High-Yield/High-Risk Bonds
Within the parameters of its specific investment policies, the Portfolio may invest in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor’s Ratings Services and Fitch, Inc., or Ba or lower by Moody’s Investors Service, Inc.). To the extent the Portfolio invests in high-yield/high-risk bonds, under normal circumstances, the Portfolio will limit its investments in such bonds to 35% or less of its net assets.

Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Portfolio would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

The Portfolio may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds will be included in the Portfolio’s limit on investments in bonds rated below investment grade unless its portfolio manager deems such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The portfolio manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

The secondary market on which high-yield securities are traded is less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Additionally, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of this SAI for a description of bond rating categories.

Defaulted Securities
The Portfolio may hold defaulted securities if its portfolio manager believes, based upon an analysis of the financial condition, results of operations, and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Defaulted securities will be included in the Portfolio’s limit on investments in bonds rated below investment grade. Notwithstanding the portfolio manager’s belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

Disposition of Portfolio Securities. Although the Portfolio generally will purchase securities for which its portfolio manager expects an active market to be maintained, defaulted securities may be less actively traded than other securities, and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolio will limit holdings of any such securities to amounts that the portfolio manager believes could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Portfolio’s ability to readily dispose of securities to meet redemptions.

Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolio.

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Futures, Options, and Other Derivative Instruments
The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

The Portfolio may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations. (See “Income Dividends, Capital Gains Distributions, and Tax Status.”)

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including:

Counterparty risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

Currency risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Index risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Derivatives may generally be traded over-the-counter (“OTC”) or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Futures Contracts. The Portfolio may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, commodities, and commodity-linked derivatives (to the extent permitted by the Portfolio and the Internal Revenue Code), or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, commodities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”) or brokerage firm, which are members of a relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Portfolio intends to, but may not always, invest in U.S. futures contracts that are

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listed on the S&P 500® Index, the Russell 1000® Index, or the NASDAQ Composite Index, and have a remaining term of less than 120 days.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded, and currently are maintained in cash or certain other liquid assets held by the Portfolio. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio’s investment limitations. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolio does business.

The Portfolio has filed a notice of eligibility for exemption from the definition of the term “commodity pool operator” in accordance with Rule 4.5 of the U.S. Commodity Exchange Act, as amended (“Commodity Exchange Act”) and, therefore, the Portfolio is not subject to regulation as a commodity pool operator under the Commodity Exchange Act. The Portfolio may enter into futures contracts and related options as permitted under Rule 4.5. Amendments to Rule 4.5 adopted in 2012, however, narrowed the exemption from the definition of commodity pool operator and effectively imposed additional restrictions on the Portfolio’s use of futures, options, and swaps. The Portfolio will become subject to increased CFTC regulation if the Portfolio invests more than a prescribed level of its assets in such instruments, or if the Portfolio markets itself as providing investment exposure to these instruments. If the Portfolio cannot meet the requirements of Rule 4.5, Janus Capital and the Portfolio would need to comply with additional disclosure, reporting, and recordkeeping requirements, which are currently pending final rulemaking. Although the ultimate effect of such rulemaking on the Portfolio is uncertain, such additional requirements could increase the Portfolio’s expenses and/or limit the Portfolio’s ability to achieve its investment objective. Janus Capital is registered as a commodity pool operator in connection with the operation of one or more other Janus mutual funds which do not qualify for the Rule 4.5 exemption.

Although the Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Portfolio immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because the Portfolio’s cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Portfolio’s return could be diminished due to the opportunity losses of foregoing other potential investments.

The Portfolio may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Portfolio may also enter into futures contracts to protect itself from fluctuations in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. The Portfolio may also use this technique with respect to an individual company’s stock. To the extent the Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover the Portfolio’s obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to the futures contracts. Conversely, if the Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if the Portfolio holds an individual company’s stock and expects the price of that stock to decline, the Portfolio may sell a futures contract on that stock in hopes of offsetting the potential decline in the company’s stock price. The Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

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If the Portfolio owns interest rate sensitive securities and the portfolio manager expects interest rates to increase, the Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Portfolio selling such securities in its portfolio. If interest rates increase as anticipated, the value of the securities would decline, but the value of the Portfolio’s interest rate futures contract would increase, thereby keeping the NAV of the Portfolio from declining as much as it may have otherwise. If, on the other hand, the portfolio manager expects interest rates to decline, the Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the securities. Although the Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio manager still may not result in a successful use of futures.

Futures contracts entail risks. There is no guarantee that derivative investments will benefit the Portfolio. The Portfolio’s performance could be worse than if the Portfolio had not used such instruments. For example, if the Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio manager must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Portfolio.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Portfolio will not match exactly the Portfolio’s current or potential investments. The Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests – for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities – which involves a risk that the futures position will not correlate precisely with the performance of the Portfolio’s investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Portfolio’s investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Portfolio’s investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio’s futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Portfolio’s other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when

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the price fluctuation limit is reached, it may be impossible for the Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Portfolio’s access to other assets held to cover its futures positions also could be impaired.

Options on Futures Contracts. The Portfolio may buy and write put and call options on futures contracts. A purchased option on a future gives the Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Portfolio is not fully invested, it may buy a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio’s holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio is considering buying. If a call or put option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Portfolio’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

The amount of risk the Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the asset at the time of delivery. The Portfolio may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes the Portfolio’s principal uses of forward foreign currency exchange contracts (“forward currency contracts”). The Portfolio may enter into forward currency contracts with stated contract values of up to the value of the Portfolio’s assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Portfolio may invest in forward currency contracts for nonhedging purposes such as seeking to enhance return. The Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell (“transaction hedge”). The Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that

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currency (“position hedge”) or by participating in options or futures contracts with respect to the currency. The Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments (“anticipatory hedge”). In any of these circumstances the Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies (“cross-hedge”). In addition, certain portfolios may cross-hedge their U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in their respective benchmark index and/or to cover an underweight country or region exposure in their portfolio.

These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Portfolio’s foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Portfolio’s currency exposure from one foreign currency to another removes the Portfolio’s opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Portfolio if the portfolio manager’s projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases which may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

In general, the Portfolio covers outstanding forward currency contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio’s custodian segregates cash or other liquid assets having a value equal to the aggregate amount of the Portfolio’s commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Portfolio will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Portfolio’s commitments with respect to such contracts. As an alternative to segregating assets, the Portfolio may buy call options permitting the Portfolio to buy the amount of foreign currency being hedged by a forward sale contract, or the Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolio’s ability to utilize forward contracts may be restricted. In addition, the Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

Options on Foreign Currencies. The Portfolio may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may buy put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, the Portfolio could sustain losses on transactions in foreign currency options that would require the Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

The Portfolio may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Portfolio could, instead of

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purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decline in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow the Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised, and the Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The Portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by the Portfolio is “covered” if the Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Portfolio in cash or other liquid assets in a segregated account with the Portfolio’s custodian.

The Portfolio also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

Eurodollar Instruments. The Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the LIBOR, although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Additional Risks of Options on Foreign Currencies, Forward Contracts, and Foreign Instruments. Unlike transactions entered into by the Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Similarly, options on currencies may be traded over-the-counter. In an OTC trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the Options Clearing Corporation (“OCC”), thereby reducing the risk of credit default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the OTC market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration or to limit losses in the event of adverse market movements.

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The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts, and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Portfolio’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

The Portfolio may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject the Portfolio to expenses such as legal fees and may make the Portfolio an “insider” of the issuer for purposes of the federal securities laws, which may restrict the Portfolio’s ability to trade in or acquire additional positions in a particular security or other securities of the issuer when it might otherwise desire to do so. Participation by the Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Portfolio would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce the Portfolio’s rights as a creditor or to protect the value of securities held by the Portfolio.

Options on Securities. In an effort to increase current income and to reduce fluctuations in NAV, the Portfolio may write covered and uncovered put and call options and buy put and call options on securities that are traded on U.S. and foreign securities exchanges and OTC. Examples of covering transactions include: (i) for a written put, selling short the underlying instrument at the same or higher price than the put’s exercise price; and (ii) for a written call, owning the underlying instrument. The Portfolio may write and buy options on the same types of securities that the Portfolio may purchase directly. The Portfolio may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date.

The Portfolio may cover its obligations on a put option by segregating cash or other liquid assets with the Portfolio’s custodian for a value equal to: (i) the full notional value of the put for physically settled options; or (ii) the in-the-money value of the put for cash settled options. The Portfolio may also cover its obligations on a put option by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held: (i) is equal to or greater than the exercise price of the put written; or (ii) is less than the exercise price of the put written if the difference is maintained by the Portfolio in cash or other liquid assets in a segregated account with its custodian. The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The Portfolio may cover its obligations on a call option by segregating cash or other liquid assets with the Portfolio’s custodian for a value equal to: (i) the full notional value of the call for physically settled options; or (ii) the in-the-money value of the call for cash settled options. The Portfolio may also cover its obligations on a written call option by (i) owning the underlying security covered by the call or having an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolio’s custodian) upon conversion or exchange of other securities held in its portfolio; or (ii) holding a call on the same security and in the same principal amount as the call written where the exercise price of the call held: (a) is equal to or less than the exercise price of the call written; or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash or other liquid assets in a segregated account with its custodian.

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The Portfolio would write a call option for hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio manager believes that writing the option would achieve the desired hedge.

The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer’s position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a “closing sale transaction.” This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

In the case of a written call option, effecting a closing transaction will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Portfolio to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit the Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, the Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

The Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Portfolio may not be able to effect closing transactions in particular options and the Portfolio would have to exercise the options in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange (“Exchange”) on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

The Portfolio may write options in connection with buy-and-write transactions. In other words, the Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”), or above (“out-of-the-money”) the current value of the underlying security at the time the option is written.

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Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Portfolio’s maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Portfolio’s purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio’s gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Portfolio may elect to close the position or take delivery of the security at the exercise price and the Portfolio’s return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

The Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

The Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.

The Portfolio may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that the Portfolio has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

Options on Securities Indices. The Portfolio may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities. The index may fluctuate as a result of changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor’s 100. Indices may also be based on a particular industry, market segment, or certain currencies such as the U.S. Dollar Index or DXY Index.

Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

Options on Non-U.S. Securities Indices. The Portfolio may purchase and write put and call options on foreign securities indices listed on domestic and foreign securities exchanges. The Portfolio may also purchase and write OTC options on foreign securities indices.

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The Portfolio may, to the extent allowed by federal and state securities laws, invest in options on non-U.S. securities indices instead of investing directly in individual non-U.S. securities. The Portfolio may also use foreign securities index options for bona fide hedging and non-hedging purposes.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices may be more likely to occur, although the Portfolio generally will only purchase or write such an option if the portfolio manager believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the portfolio manager believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in the Portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the portfolio manager may be forced to liquidate portfolio securities to meet settlement obligations. The Portfolio’s activities in index options may also be restricted by the requirements of the Internal Revenue Code for qualification as a regulated investment company.

In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or exist.

Other Options. In addition to the option strategies described above and in the Prospectus, the Portfolio may purchase and sell a variety of options with non-standard payout structures or other features (“exotic options”). Exotic options are traded OTC and typically have price movements that can vary markedly from simple put or call options. The risks associated with exotic options are that they cannot be as easily priced and may be subject to liquidity risk. While some exotic options have fairly active markets others are mostly thinly traded instruments. Some options are pure two-party transactions and may have no liquidity. The Portfolio may treat such instruments as illiquid and will limit its investments in such instruments to no more than 15% of its net assets, when combined with all other illiquid investments of the Portfolio. The Portfolio may use exotic options to the extent that they are consistent with the Portfolio’s investment objective and investment policies, and applicable regulations.

The Portfolio may purchase and sell exotic options that have values which are determined by the correlation of two or more underlying assets. These types of options include, but are not limited to, outperformance options, yield curve options, or other spread options.

Outperformance Option – An option that pays the holder the difference in the performance of two assets. The value of an outperformance option is based on the relative difference, i.e. the percentage outperformance of one underlying security or index compared to another. Outperformance options allow the Portfolio to gain leveraged exposure to the percentage price performance of one security or index over another. The holder of an outperformance option will only receive payment under the option contract if a designated underlying asset outperforms the other underlying asset. If outperformance does not occur, the holder will not receive payment. The option may expire worthless despite positive performance by the designated underlying asset. Outperformance options are typically cash settled and have European-style exercise provisions.

Yield Curve Options – An option whose value is based on the yield spread or yield differential between two securities. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Spread Option – A type of option that derives its value from the price differential between two or more assets, or the same asset at different times or places. Spread options can be written on all types of financial products including equities, bonds and currencies.

Swaps and Swap-Related Products. The Portfolio may enter into swap agreements or utilize swap-related products, including, but not limited to, total return swaps, equity swaps, interest rate swaps, caps, and floors (either on an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities). Swap agreements are two-party

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contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. The Portfolio may enter into swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Portfolio. The Portfolio will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio’s obligations over its entitlement with respect to each swap will be calculated on a daily basis, and an amount of cash or other liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the Portfolio’s custodian. If the Portfolio enters into a swap on other than a net basis, it would maintain segregated assets in the full amount accrued on a daily basis of its obligations with respect to the swap.

Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If there is a default by the other party to such a transaction, the Portfolio normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Swap agreements traditionally were privately negotiated and entered into in the over-the-counter market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now requires certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

The Portfolio normally will not enter into any total return, equity, or interest rate swap, cap, or floor transaction unless the claims-paying ability of the other party thereto meets guidelines established by Janus Capital. Janus Capital’s guidelines may be adjusted in accordance with market conditions. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. Generally, parties that are rated in the highest short-term rating category by an NRSRO will meet Janus Capital’s guidelines. The ratings of NRSROs represent their opinions of the claims-paying ability of entities rated by them. NRSRO ratings are general and are not absolute standards of quality.

The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other types of swaps. To the extent the Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of total return, equity, or interest rate swap transactions that may be entered into by the Portfolio. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that the Portfolio is contractually obligated to make. If the other party to a swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Portfolio may buy and sell (i.e., write) caps and floors, without limitation, subject to the segregation requirement described above.

Another form of a swap agreement is the credit default swap. The Portfolio may enter into various types of credit default swap agreements (with notional values not to exceed 10% of the net assets of the Portfolio) for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, the Portfolio would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller could be required to make in a credit default transaction would be the notional amount of the agreement. The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. Credit default swaps could result in losses if the Portfolio does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.

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Credit default swap agreements may involve greater risks than if the Portfolio had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Portfolio will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Portfolio may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Portfolio, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Portfolio.

The Portfolio may invest in funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps that are based on an index of credit default swaps (“CDXs”) or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets.

The Portfolio investing in CDXs is normally only permitted to take long positions in these instruments. The Portfolio holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. The Portfolio also normally indirectly bears its proportionate share of any expenses paid by a CDX in addition to the expenses of the Portfolio. By investing in CDXs, the Portfolio could be exposed to risks relating to, among other things, the reference obligation, illiquidity risk, counterparty risk, and credit risk.

Options on Swap Contracts. The Portfolio may purchase or write covered and uncovered put and call options on swap contracts (“swaptions”). Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.

Volatility Investments. The Portfolio may also utilize swaps, options, ETFs, ETNs, or other instruments for exposure to the Chicago Board Options Exchange Market Volatility Index (“VIX”) or another volatility index. Such investments would be used in accordance with the risk methodology under the Capital Protection Agreement and would be designed in an effort to limit losses in a sharp market decline. There is no guarantee that using such instruments would be effective in limiting losses, and the use of such instruments could impact the ability to increase returns. There are costs associated with entering into such investments, which can impact returns. The Capital Protection Provider may be the entity used to enter into a transaction related to the VIX and, if so, would receive compensation.

Structured Investments. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities.

Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. Structured investments include a wide variety of instruments which are also subject to special risk such as inverse floaters and collateralized debt obligations. Inverse floaters involve leverage which may magnify

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the Portfolio’s gains or losses. The risk of collateral debt obligations depends largely on the type of collateral securing the obligations. There is a risk that the collateral will not be adequate to make interest or other payments related to the debt obligation the collateral supports.

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, the Portfolio’s ability to resell such a structured instrument may be more limited than its ability to resell other Portfolio securities. The Portfolio may treat such instruments as illiquid and will limit its investments in such instruments to no more than 15% of the Portfolio’s net assets, when combined with all other illiquid investments of the Portfolio.

PORTFOLIO TURNOVER

The portfolio turnover rate of the Portfolio is calculated by dividing the lesser of purchases or sales of portfolio securities (exclusive of purchases or sales of U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less) by the monthly average of the value of the portfolio securities owned by the Portfolio during the year. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the fiscal year. A 100% portfolio turnover rate would occur, for example, if all of the securities held by the Portfolio were replaced once during the fiscal year. The Portfolio cannot accurately predict its turnover rate. Variations in portfolio turnover rates shown may be due to market conditions, changes in the size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager. The Portfolio’s portfolio turnover rate may be higher when the Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. Higher levels of portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in Portfolio performance. The following table summarizes the portfolio turnover rates for the Portfolio for the last two fiscal years, unless otherwise noted.

	Portfolio Turnover Rate for		Portfolio Turnover Rate for
	the fiscal year ended		the fiscal year ended
Portfolio Name	December 31, 2012		December 31, 2011
Protected Series – Growth(1)	107%	(2)(3)	N/A

(1)	The Portfolio’s asset allocation varies over time depending on market conditions and the portfolio composition. As a result, the Portfolio’s allocation to each investment component can change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds.

(2)	Not annualized for periods of less than one full year.

(3)	January 3, 2012 (effective date) to December 31, 2012.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the portfolios and to protect the confidentiality of the portfolios’ holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings. In addition to the below, the Protected NAV is expected to be available at janus.com/variable-insurance, and updated to reflect any change to the Protected NAV within one business day of such change.

•	Full Holdings. The Portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Portfolio shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Portfolio at janus.com/variable-insurance.

The Portfolio may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. The Portfolio’s top portfolio holdings, in order of position size and as a percentage of the Portfolio’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

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•	Other Information. The Portfolio may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Portfolio performance.

•	Equity Component vs. Protection Component. The percentages of the Portfolio’s holdings that are allocated to the Equity Component and the Protection Component are expected to be available on a daily basis.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Portfolios disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

The Janus funds’ Trustees, officers, and primary service providers, including investment advisers identified in this SAI, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the portfolios’ insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings. Any confidentiality agreement entered into regarding disclosure of a Janus fund’s portfolio holdings includes a provision that portfolio holdings are the confidential property of that Janus fund and may not be shared or used directly or indirectly for any purpose (except as specifically provided in the confidentiality agreement), including trading in portfolio shares.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital’s Chief Compliance Officer or Ethics Committee that a Janus fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds’ Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

Under extraordinary circumstances, Janus Capital’s Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

To the best knowledge of the Janus funds, as of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above under ongoing arrangements with the funds and/or Janus Capital, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of one or more subadvisers and their products.

Name	Frequency	Lag Time
ACA Compliance Group	As needed	Current
ALPS Distributors, Inc.	As needed	Current
AnchorPath Financial, LLC	As needed	Current
Apex Systems, Inc.	As needed	Current
Aprimo, Inc.	As needed	Current
Athena Investment Services	As needed	Current

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Name	Frequency	Lag Time
Barclays Capital Inc.	Daily	Current
Barra, Inc.	Daily	Current
BNP Paribas	Daily	Current
BNP Paribas Prime Brokerage, Inc.	Daily	Current
BNP Securities Corp.	Daily	Current
BNY Mellon Performance and Risk Analytics, LLC	Monthly	Current
Brockhouse & Cooper Inc.	Quarterly	Current
Brown Brothers Harriman & Co.	Daily	Current
Callan Associates Inc.	As needed	Current
Cambridge Associates LLC	Quarterly	Current
Canterbury Consulting Inc.	Monthly	Current
Carr Communications NYC, LLC	As needed	Current
Charles River Brokerage, LLC	As needed	Current
Charles River Systems, Inc.	As needed	Current
Charles Schwab & Co., Inc.	As needed	Current
CMS BondEdge	As needed	Current
Compri Consulting, Inc.	Daily	Current
Consulting Services Group, LLC	As needed	Current
Corporate Compliance Partners LLC	As needed	Current
Cutter Associates, Inc.	As needed	Current
Deloitte & Touche LLP	As needed	Current
Deloitte Tax LLP	As needed	Current
Deutsche Bank AG, New York Branch	As needed	Current
DTCC Loan/SERV LLC	Daily	Current
Eagle Investment Systems Corp.	As needed	Current
Ennis, Knupp & Associates, Inc.	As needed	Current
Envestnet Asset Management Inc.	As needed	Current
Ernst & Young LLP	As needed	Current
FactSet Research Systems, Inc.	As needed	Current
Financial Express Limited	As needed	Current
Financial Models Company, Inc.	As needed	Current
FlexTrade LLC	Daily	Current
FT Interactive Data Corporation	Daily	Current
HeterMedia Services Limited	Monthly	Current
Hewitt Associates LLC	As needed	Current
Infotech Consulting Inc.	Daily	Current
Institutional Shareholder Services, Inc.	Daily	Current
International Data Corporation	Daily	Current
Investment Technology Group, Inc.	Daily	Current
InvestTech Systems Consulting, Inc.	Daily	Current
J.P. Morgan Securities LLC	As needed	Current
Jeffrey Slocum & Associates, Inc.	As needed	Current
KFORCE Inc.	Daily	Current
KPMG LLP	As needed	Current
Lipper Inc.	Quarterly	Current
Marco Consulting Group, Inc.	Monthly	Current
Marquette Associates	As needed	Current
Markit Loans, Inc.	Daily	Current
Mercer Investment Consulting, Inc.	As needed	Current

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Name	Frequency	Lag Time
Merrill Communications LLC	Quarterly	Current
Moody’s Investors Service Inc.	Weekly	7 days or more
Morningstar, Inc.	As needed	30 days
New England Pension Consultants	Monthly	Current
Nikko AM Americas	As needed	Current
Nomura Funds Research & Technologies America Inc.	As needed	Current
Omgeo LLC	Daily	Current
Pacific Life	As needed	Current
Perficient, Inc.	As needed	Current
PricewaterhouseCoopers LLP	As needed	Current
Prima Capital Holding, Inc.	As needed	Current
Prima Capital Management, Inc.	Quarterly	15 days
Promontory Financial Group, LLC	As needed	Current
Protiviti, Inc.	As needed	Current
QuoteVision Limited	Daily	Current
RR Donnelley and Sons Company	Daily	Current
RR Donnelley and Sons Company	Semi-annually	Current
R.V. Kuhns & Associates	As needed	Current
Reuters America Inc.	Daily	Current
Rocaton Investment Advisors, LLC	As needed	Current
Rogerscasey, Inc.	Quarterly	Current
Russell/Mellon Analytical Services, LLC	Monthly	Current
Sapient Corporation	As needed	Current
SEI Investments	As needed	Current
Serena Software, Inc.	As needed	Current
SimCorp USA, Inc.	As needed	Current
SS&C Technologies, Inc.	As needed	Current
Standard & Poor’s	Daily	Current
Standard & Poor’s Financial Services	Weekly	2 days or more
Standard & Poor’s Securities Evaluation	Daily	Current
State Street Bank and Trust Company	Daily	Current
State Street Global Advisors	Monthly	Current
Stratford Advisory Group, Inc.	As needed	Current
Summit Strategies Group	Monthly; Quarterly	Current
The Ohio National Life Insurance Company	As needed	Current
The Yield Book Inc.	Daily	Current
Thrivent Financial for Lutherans	As needed	Current
Top Five Solutions LLC	As needed	Current
Tower Investment	As needed	30 days
Towers Watson	As needed	Current
TradingScreen Inc.	As needed	Current
Wachovia Securities LLC	As needed	Current
Wall Street On Demand, Inc.	Monthly; Quarterly	30 days; 15 days
Wilshire Associates Incorporated	As needed	Current
Wolters Kluwer Financial Services, Inc.	Monthly	Current
Yanni Partners, Inc.	Quarterly	Current
Zephyr Associates, Inc.	Quarterly	Current

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In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the portfolios may receive nonpublic portfolio holdings information.

Janus Capital manages other accounts such as separately managed accounts, other pooled investment vehicles, and portfolios sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Portfolio’s holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Portfolio’s holdings disclosure policies.

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Investment adviser

INVESTMENT ADVISER – JANUS CAPITAL MANAGEMENT LLC

As stated in the Prospectus, the Portfolio has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

The Portfolio’s Advisory Agreement continues in effect from year to year so long as such continuance is approved at least annually by the vote of a majority of the Portfolio’s Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Trustees”), and by either the Portfolio’s Trustees or the affirmative vote of a majority of the outstanding voting securities of the Portfolio. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Portfolio’s Trustees, the vote of a majority of the outstanding voting securities of the Portfolio, or Janus Capital on 60 days’ advance written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees, and, to the extent required by the 1940 Act, the affirmative vote of a majority of the outstanding voting securities of the Portfolio.

The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolio’s investments, provide office space for the Portfolio, and certain other advisory-related services. The Portfolio pays custodian fees and expenses, any brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and audit expenses, interest and taxes, a portion of trade or other investment company dues and expenses, expenses of shareholders’ meetings, mailing of prospectuses, statements of additional information, and reports to shareholders, fees and expenses of all Portfolio Trustees, other costs of complying with applicable laws regulating the sale of Portfolio shares, compensation to the Portfolio’s transfer agent, and other costs, including shareholder servicing costs.

Janus Capital also serves as administrator and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Portfolio, including, but not limited to, NAV determination, portfolio accounting, recordkeeping, blue sky registration and monitoring services, preparation of prospectuses and other Portfolio documents, and other services for which the Portfolio reimburses Janus Capital for its out-of-pocket costs. The Portfolio also pays for the salaries, fees, and expenses of certain Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. Administration costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadviser) provides to the Portfolio. Some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and compliance staff are shared with the Portfolio.

Many of these costs vary from year to year which can make it difficult to predict the total impact to your Portfolio’s expense ratio, in particular during times of declining asset values of the Portfolio. Certain costs may be waived and/or reimbursed by Janus Capital to the Portfolio pursuant to an expense limitation agreement with the Portfolio. Janus Capital also has specific obligations under the Capital Protection Agreement, such as monthly reporting requirements. Janus Capital does not receive any compensation or out-of-pocket payment under the Capital Protection Agreement.

A discussion regarding the basis for the Trustees’ approval of the Portfolio’s Investment Advisory Agreement is included in the Portfolio’s annual or semiannual report to shareholders. You can request the Portfolio’s annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/variable-insurance.

The Portfolio pays a monthly investment advisory fee to Janus Capital for its services. The fee is based on the average daily net assets of the Portfolio and is calculated at the annual rate of 0.64%.

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EXPENSE LIMITATION

Janus Capital agreed by contract to waive the advisory fee payable by the Portfolio in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses, including the Capital Protection Fee, in any fiscal year, including the investment advisory fee, but excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. For information about how this expense limit affects the total expenses of each class of the Portfolio, refer to the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of the Portfolio’s Prospectus. Provided that Janus Capital remains investment adviser to the Portfolio, Janus Capital has agreed to continue the waiver until at least May 1, 2014. Mortality risk, expense risk, and other charges imposed by participating insurance companies are also excluded from the expense limitation noted.

Expense Limit
Portfolio Name	Percentage (%)
Protected Series – Growth	1.38-1.53*

*	Varies based on the amount of the Capital Protection Fee.

The following table summarizes the investment advisory fee paid by the Portfolio and any advisory fee waiver pursuant to the investment advisory fee agreement in effect during the fiscal period ended December 31.

	2012(1)
	Advisory
Portfolio Name	Fee	Waiver(−)
Protected Series – Growth	$34,218	−$	34,218	(2)

(1)	January 3, 2012 (effective date) to December 31, 2012.

(2)	The fee waiver by Janus Capital exceeded the advisory fee.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

Janus Capital and its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers or their affiliates, or other financial intermediaries that distribute, market or promote the Portfolio, or perform related services for contract owners or plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

In addition, Janus Capital, Janus Distributors LLC (“Janus Distributors”), or their affiliates may pay, from their own assets, to selected insurance companies, qualified plan service providers or their affiliates, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Portfolio. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) fees or reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other

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mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price a contract owner or plan participant pays for Shares nor the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Portfolio and when considering which share class of the Portfolio is most appropriate for you. Please contact your insurance company or plan sponsor for details on such arrangements.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts, as well as other pooled investment vehicles, such as hedge funds. Janus Capital has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. As such, investment decisions for each account managed by Janus Capital, including the Portfolio, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts’ ability to participate in volume transactions may produce better executions and prices for the accounts.

With respect to allocations of initial public offerings of equity securities or syndicate offerings of bonds (each a “Primary Offering”), under Primary Offering allocation procedures adopted by Janus Capital, an account may participate in a Primary Offering if the portfolio manager believes the Primary Offering is an appropriate investment based on the account’s investment restrictions, risk profile, asset composition, and/or cash levels. For equity securities, these Primary Offering allocation procedures generally require that all shares purchased in a Primary Offering be allocated on a pro rata basis to all participating accounts based upon the total assets of each account. For syndicated bond offerings, the Primary Offering procedures generally require that all bonds purchased be allocated on a pro rata basis to all participating accounts within the same investment strategy (as opposed to pro rata across all participating accounts). To the extent a portfolio, such as a new portfolio, has only affiliated shareholders, such as a portfolio manager or an adviser, and the portfolio participates in a Primary Offering, those shareholders may be perceived as receiving a benefit and, as a result, may have a conflict with management of the portfolio.

Janus Capital is permitted to adjust its allocation procedures to address fractional shares, odd lots, or minimum issue sizes and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers’ request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives. Participation in Primary Offerings may impact performance. In particular, the allocation of securities

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may have the unintended consequence of having a greater impact (positive or negative) on the performance of one or more accounts compared to other accounts.

Janus Capital manages long and short portfolios. The simultaneous management of long and short portfolios creates potential conflicts of interest in fund management and creates potential risks such as the risk that short sale activity could adversely affect the market value of long positions in one or more Janus funds (and vice versa), the risk arising from the sequential orders in long and short positions, and the risks associated with the trade desk receiving opposing orders in the same security at the same time.

Janus Capital has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts and risks. Among other things, Janus Capital has trade allocation procedures in place as previously described. In addition, procedures prohibit the portfolio manager from executing a short sale on a security held long in any other portfolio that he manages but that is not held long in the account the portfolio manager is placing the short in. Note this does not prohibit shorting against the box. The procedures also require approvals of Janus Capital senior management in other situations that raise potential conflicts of interest, as well as periodic monitoring of long and short trading activity of the Janus funds and accounts.

The Portfolio and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Pursuant to the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. All Janus funds are eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. In addition, Janus Capital receives an investment advisory fee for managing the cash management vehicle used for its securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

The officers and Trustees of the Janus funds may also serve as officers and Trustees of the Janus “funds of funds,” which are funds that primarily invest in other Janus mutual funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus funds of funds and the other Janus mutual funds. The Trustees intend to address any such conflicts as deemed appropriate.

Janus Ethics Rules
Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Policy, Gift and Entertainment Policy, and Outside Business Activity Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Portfolio shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Portfolio shareholders; (v) conduct all personal trading, including transactions in the Portfolio and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) refrain from using any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

Under the Personal Trading Policy, all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Portfolio, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Portfolio. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Portfolio for their personal accounts except under circumstances specified in the Personal Trading Policy. All personnel of Janus Capital, Janus Distributors, and the Portfolio, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise

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exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Personal Trading Policy.

In addition to the pre-clearance requirement described above, the Personal Trading Policy subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Personal Trading Policy and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

The Portfolio’s Trustees have delegated to Janus Capital the authority to vote all proxies relating to the Portfolio’s portfolio securities in accordance with Janus Capital’s own policies and procedures. A summary of Janus Capital’s policies and procedures is available without charge: (i) upon request, by calling 1-800-525-0020; (ii) on the Portfolio’s website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

A complete copy of Janus Capital’s proxy voting policies and procedures, including specific guidelines, is available at janus.com/proxyvoting.

The Portfolio’s proxy voting record for the one-year period ending each June 30th is available, free of charge, through janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

JANUS CAPITAL MANAGEMENT LLC
PROXY VOTING SUMMARY FOR MUTUAL FUNDS

Janus Capital seeks to vote proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service (“Proxy Voting Service”), subject to specific provisions in a client’s account documentation related to exception voting.

Proxy Voting Procedures
Janus Capital has developed proxy voting guidelines (the “Janus Guidelines”) that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the “Proxy Voting Committee”) in consultation with Janus Capital’s portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders’ interests. The Proxy Voting Committee also reviews policy rationale provided by the Proxy Voting Service related to voting recommendations for the upcoming proxy season. Once the Proxy Voting Committee establishes its recommendations and revises the Janus Guidelines, they are distributed to Janus Capital’s portfolio managers for review and implementation. Mutual fund proxies are generally voted in accordance with the Janus Guidelines. However, upon request, certain non-mutual fund client proxies are voted in accordance with the Proxy Voting Service’s Taft-Hartley guidelines (the “Taft-Hartley Guidelines”), which were developed in conjunction with the AFL-CIO and have a worker-owner view of long-term corporate value.

While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital’s portfolio managers, it does not have proxy voting authority for any proprietary or nonproprietary mutual fund. In addition, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service provides research and recommendations on proxy issues. Janus Capital’s portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager has discretion to vote differently than the Janus Guidelines.

The Proxy Voting Committee’s oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, the potential for conflicts of interest exists to the extent the portfolio managers have discretion to vote differently than the Janus Guidelines. On a quarterly basis, the Proxy Voting Committee reviews records of any votes that were cast

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differently than the Janus Guidelines and the related rationales for such votes. Additionally, and in instances where a portfolio manager proposes to vote a proxy inconsistent with the Janus Guidelines and a potential conflict is identified, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager’s rationale is reasonable, the Proxy Voting Committee will refer the matter to the appropriate Chief Investment Officer(s) (or Director of Research in his/her absence) to determine how to vote.

Proxy Voting Policies
As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

Board of Directors Issues
Janus Capital: (i) will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors; (ii) will generally vote in favor of proposals to increase the minimum number of independent directors; and (iii) will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Auditor Issues
Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

Executive Compensation Issues
Janus Capital reviews executive compensation-related proposals on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap as identified by the Proxy Voting Service, the proposed equity-based compensation plan will generally be opposed. In addition, proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period) will generally be opposed.

General Corporate Issues
Janus Capital: (i) will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers); (ii) will generally oppose proposals for different classes of stock with different voting rights; and (iii) will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are designed primarily as a short-term means to protect a tax benefit. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals
If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CAPITAL PROTECTION PROVIDER AND GUARANTOR

BNP Paribas Prime Brokerage, Inc., a Delaware corporation, a U.S. registered broker-dealer under the 1934 Act, is the Portfolio’s Capital Protection Provider. As set forth in more detail above, pursuant to the Capital Protection Agreement, the Capital Protection Provider has agreed to provide capital protection up to $500 million to protect against a decrease in the NAV per share for each share class of the Portfolio below 80% of the highest NAV per share for such share class attained since the inception of the share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items, provided the terms and conditions of the Capital Protection Agreement are satisfied and the agreement is not otherwise void (please refer to Appendix B for a summary of certain material terms of the Capital Protection Agreement). For this capital protection, the Portfolio pays a monthly fee to the Capital Protection Provider. The fee is based on the Aggregate Protected Amount and is calculated at an annual rate equal to 0.75% (“Capital Protection Fee”). Because the Capital Protection Fee is based on the aggregate protected assets of the Portfolio rather than the Portfolio’s total net assets, it can fluctuate between 0.60% and 0.75%.

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BNP Paribas, the Parent Guarantor and the Capital Protection Provider’s ultimate parent company, has issued an irrevocable guaranty (the “Parent Guaranty”) pursuant to which the Parent Guarantor guarantees any and all financial obligations of the Capital Protection Provider to pay or deliver cash to the Portfolio in the amount obligated to be paid under the Capital Protection Agreement. The Parent Guarantor is organized under the laws of France as a société anonyme. Under the Parent Guaranty, the Parent Guarantor can assert the same defenses, rights, set offs, or counterclaims as the Capital Protection Provider would have under the Capital Protection Agreement.

Neither the Capital Protection Provider nor the Parent Guarantor is an insurance company or an insurance provider. Nor is the Capital Protection Provider, the Parent Guarantor, or any of their affiliates acting as an investment adviser or subadviser to the Portfolio. The Settlement Amount under the Capital Protection Agreement is owed directly to the Portfolio and not the Portfolio’s investors. Therefore, as a shareholder you will not have any action against or recourse to the Capital Protection Provider or the Parent Guarantor pursuant to the Capital Protection Agreement of the Parent Guaranty. Further, no shareholder will have any right to receive payment, or any other rights whatsoever, under the Capital Protection Agreement or the Parent Guaranty.

None of the Capital Protection Provider, the Parent Guarantor, or any of their affiliates, have participated in the organization of the Portfolio nor do they make any representations regarding the advisability of investing in the Portfolio.

The Capital Protection Provider’s audited Statement of Financial Condition for the fiscal year ended December 31, 2012 is included as an exhibit to the Portfolio’s registration statement. You may request a copy of the most recent Statement of Financial Condition of the Capital Protection Provider, free of charge, by calling Janus Capital at 1-800-525-0020.

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Custodian, transfer agent, and certain affiliations

State Street Bank and Trust Company (“State Street”), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolio and an affiliated cash management pooled investment vehicle. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Portfolio’s securities and cash held outside the United States. The Portfolio’s Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Portfolio’s assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Portfolio.

Janus Services LLC (“Janus Services”), 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the Portfolio’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative, recordkeeping, and shareholder relations services for the Portfolio. Janus Services is not compensated for its services related to the Shares, except for out-of-pocket costs.

Through Janus Services, the Portfolio pays DST Systems, Inc. (“DST”) fees for the use of DST’s shareholder accounting system, as well as for closed accounts.

Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the distributor of the Portfolio. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. The cash-compensation amount or rate at which Janus Distributors’ registered representatives are paid for sales of products may differ based on a type of fund or a specific trust or the distribution channel or platform. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation amount or rate. You should consider these arrangements when evaluating any recommendations of your registered representative.

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Portfolio transactions and brokerage

Janus Capital places all portfolio transactions of the Portfolio. Janus Capital has a policy of seeking to obtain the “best execution” of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below. The Portfolio may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers’ commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital’s knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Portfolio or to a third party service provider to the Portfolio to pay Portfolio expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible “research services,” such services must qualify as “advice,” “analyses,” or “reports.” To determine that a service constitutes research services, Janus Capital must conclude that it reflects the “expression of reasoning or knowledge” relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible “brokerage services,” such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital’s own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer’s sale of Portfolio shares when choosing a broker-dealer to effect transactions.

“Cross trades,” in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the portfolios’ Trustees have adopted compliance procedures that provide that any transactions between the Portfolio and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a portfolio involved in a cross trade.

For the fiscal period ended December 31, 2012, the total brokerage commissions paid by the Portfolio to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Portfolio are summarized below.

Portfolio Name	Commissions	Transactions
Protected Series – Growth(1)	$3,383	$18,949,840

(1)	January 3, 2012 (effective date) to December 31, 2012.

Janus Capital does not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital does, however, have internal procedures for allocating transactions in a manner consistent with its execution policies to brokers that it has identified as providing research, research-related products or services, or execution-related services of a particular benefit to its clients. Janus Capital has entered into client commission agreements (“CCAs”) with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third parties or other broker-dealers that provide Janus Capital with research or brokerage services, as permitted under Section 28(e) of the Securities and Exchange Act of 1934. CCAs allow Janus Capital

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to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Janus Capital are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital, and such research may not necessarily be used by Janus Capital in connection with the same accounts that paid commissions to the broker providing such brokerage and research products and services. Such products and services may not always be used in connection with management of the Portfolio. Similarly, research and brokerage services paid for with commissions generated by equity trades may be used for fixed-income clients that normally do not pay brokerage commissions or other clients whose commissions are generally not used to obtain such research and brokerage services.

Janus Capital may also use step-out transactions in order to receive research products and related services. In a step-out transaction, Janus Capital directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but “step-out” all or a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. The second broker-dealer may clear and settle and receive commissions for the stepped-in portion. In a new issue designation, Janus Capital directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital directs that broker-dealer to designate a portion of the broker-dealer’s commission on the new issue purchase to a second broker-dealer(s) that provides such products and/or services. Given Janus Capital’s receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital has an incentive to continue to engage in such transactions; however, Janus Capital only intends to utilize step-out transactions and new issue designations when it believes that doing so would not hinder best execution efforts.

When the Portfolio purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital, better prices and executions will be achieved through the use of a broker.

The following table lists the total amount of brokerage commissions paid by the Portfolio for the fiscal period ended December 31.

Portfolio Name	2012
Protected Series – Growth	$6,624	(1)

(1)	January 3, 2012 (effective date) to December 31, 2012.

Brokerage commissions paid by the Portfolio may vary significantly from year to year because of portfolio turnover rates, contract owner and plan participant purchase/redemption activity, varying market conditions, changes to investment strategies or processes, and other factors.

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Trustees and officers

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). As of the date of this SAI, none of the Trustees are “interested persons” of Janus Capital as that term is defined by the 1940 Act.

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Portfolio’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 72. The Trustees review the Portfolio’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Portfolio’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Investment Fund. As of the date of this SAI, collectively, the two registered investment companies consist of 56 series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund. Certain officers of the Portfolio may also be officers and/or directors of Janus Capital. Portfolio officers receive no compensation from the Portfolio, except for the Portfolio’s Chief Compliance Officer, as authorized by the Trustees.

TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

William F. McCalpin 151 Detroit Street Denver, CO 80206 DOB: 1957	Chairman Trustee	1/08-Present 6/02-Present	Managing Director, Holos Consulting LLC (provides consulting services to foundations and other nonprofit organizations). Formerly, Executive Vice President and Chief Operating Officer of The Rockefeller Brothers Fund (a private family foundation) (1998-2006).	56	Chairman of the Board and Director of The Investment Fund for Foundations Investment Program (TIP) (consisting of 2 funds); and Director of the F.B. Heron Foundation (a private grantmaking foundation).

Alan A. Brown 151 Detroit Street Denver, CO 80206 DOB: 1962	Trustee	1/13-Present	Managing Director, Institutional Markets, of Dividend Capital Group (private equity real estate investment management firm) (since 2012). Formerly, Executive Vice President and Co-Head, Global Private Client Group (2007-2010), Executive Vice President, Mutual Funds (2005-2007), and Chief Marketing Officer (2001-2005) of Nuveen Investments, Inc. (asset management).	56	Director of MotiveQuest LLC (strategic social market research company) (since 2003); and Director of WTTW (PBS affiliate) (since 2003). Formerly, Director of Nuveen Global Investors LLC (2007-2011); Director of Communities in Schools (2004-2010); and Director of Mutual Fund Education Alliance (until 2010).

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TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees (cont’d.)

William D. Cvengros 151 Detroit Street Denver, CO 80206 DOB: 1948	Trustee	1/11-Present	Managing Member and Chief Executive Officer of SJC Capital, LLC (a personal investment company and consulting firm) (since 2002). Formerly, Venture Partner for The Edgewater Funds (a middle market private equity firm) (2002-2004); Chief Executive Officer and President of PIMCO Advisors Holdings L.P. (a publicly traded investment management firm) (1994-2000); and Chief Investment Officer of Pacific Life Insurance Company (a mutual life insurance and annuity company) (1987-1994).	56	Chairman, National Retirement Partners, Inc. (formerly a network of advisors to 401(k) plans) (since 2005). Formerly, Director of Prospect Acquisition Corp. (a special purpose acquisition corporation) (2007-2009); Director of RemedyTemp, Inc. (temporary help services company) (1996-2006); and Trustee of PIMCO Funds Multi-Manager Series (1990-2000) and Pacific Life Variable Life & Annuity Trusts (1987-1994).

James T. Rothe 151 Detroit Street Denver, CO 80206 DOB: 1943	Trustee	1/97-Present	Co-founder and Managing Director of Roaring Fork Capital SBIC, LP (SBA SBIC fund focusing on private investment in public equity firms), and Professor Emeritus of Business of the University of Colorado, Colorado Springs, CO (since 2004). Formerly, Professor of Business of the University of Colorado (2002-2004); and Distinguished Visiting Professor of Business (2001-2002) of Thunderbird (American Graduate School of International Management), Glendale, AZ.	56	Director of Red Robin Gourmet Burgers, Inc. (RRGB) (since 2004).

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TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees (cont’d.)

William D. Stewart 151 Detroit Street Denver, CO 80206 DOB: 1944	Trustee	9/93-Present	Retired. Formerly, Corporate Vice President and General Manager of MKS Instruments – HPS Products, Boulder, CO (a manufacturer of vacuum fittings and valves) and PMFC Division, Andover, MA (manufacturing pressure measurement and flow products) (1976-2012).	56	None

Linda S. Wolf 151 Detroit Street Denver, CO 80206 DOB: 1947	Trustee	12/05-Present	Retired. Formerly, Chairman and Chief Executive Officer of Leo Burnett (Worldwide) (advertising agency) (2001-2005).	56	Director of Chicago Convention & Tourism Bureau, Chicago Council on Global Affairs, The Field Museum of Natural History (Chicago, IL), InnerWorkings (U.S. provider of print procurement solutions to corporate clients), Lurie Children’s Hospital (Chicago, IL), Rehabilitation Institute of Chicago, Walmart, and Wrapports, LLC (digital communications company).

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OFFICERS

Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Jonathan D. Coleman 151 Detroit Street Denver, CO 80206 DOB: 1971	Executive Vice President and Portfolio Manager Protected Series – Growth	1/12-Present	Co-Chief Investment Officer and Executive Vice President of Janus Capital, and Portfolio Manager for other Janus accounts.

Robin C. Beery 151 Detroit Street Denver, CO 80206 DOB: 1967	President and Chief Executive Officer	4/08-Present	Executive Vice President and Head of U.S. Distribution of Janus Capital Group Inc., Janus Capital, Janus Distributors LLC, and Janus Services LLC; Director of The Janus Foundation; Director of Perkins Investment Management LLC; and Working Director of INTECH Investment Management LLC. Formerly, Head of Intermediary Distribution, Global Marketing and Product of Janus Capital Group Inc., Janus Capital, Janus Distributors LLC, and Janus Services LLC (2009-2010); Chief Marketing Officer of Janus Capital Group Inc. and Janus Capital (2002-2009); and President of The Janus Foundation (2002-2007).

Stephanie Grauerholz-Lofton 151 Detroit Street Denver, CO 80206 DOB: 1970	Chief Legal Counsel and Secretary Vice President	1/06-Present 3/06-Present	Vice President and Assistant General Counsel of Janus Capital, and Vice President and Assistant Secretary of Janus Distributors LLC.

David R. Kowalski 151 Detroit Street Denver, CO 80206 DOB: 1957	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	6/02-Present	Senior Vice President and Chief Compliance Officer of Janus Capital, Janus Distributors LLC, and Janus Services LLC; and Vice President of INTECH Investment Management LLC and Perkins Investment Management LLC. Formerly, Chief Compliance Officer of Bay Isle Financial LLC (2003-2008).

Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Chief Financial Officer Vice President, Treasurer, and Principal Accounting Officer	3/05-Present 2/05-Present	Vice President of Janus Capital and Janus Services LLC.

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

As discussed below, the Board’s Nominating and Governance Committee is responsible for identifying and recommending candidates for nomination or election by the Board based on a variety of diverse criteria. In its most recent evaluation of the qualifications of each Trustee in 2012, the Committee and the Board considered the totality of the information available to them, including the specific experience, qualifications, attributes or skills, as noted below, and concluded that each of the Trustees should serve as members of the Board of Trustees based on the Trust’s business structure. In reaching these conclusions, the Committee and the Board, in the exercise of their reasonable business judgment, evaluated each Trustee based on his or her specific experience, qualifications, attributes and/or skills on an individual basis and in combination with the other Trustees, none of which by itself was considered dispositive.

Alan A. Brown: Service as Executive Vice President and as Chief Marketing Officer of a leading investment management firm, a corporate and fund director, and as an executive with a private equity real estate investment management firm, and a Portfolio Independent Trustee since 2013.

William D. Cvengros: Service as Chief Executive Officer and President of a leading publicly traded investment management firm, Chief Investment Officer of a major life insurance company, a corporate and fund director, and in various capacities with private investment firms, and a Portfolio Independent Trustee since 2011.

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William F. McCalpin: Service as Chief Operating Officer of a large private family foundation, Chairman and Director of an unaffiliated fund complex, and a Portfolio Independent Trustee since 2002 and Independent Chairman of the Board of Trustees since 2008.

James T. Rothe: Co-founder and Managing Director of a private investment firm, former business school professor, service as a corporate director, and a Portfolio Independent Trustee since 1997.

William D. Stewart: Service as a corporate vice president of a NASDAQ-listed industrial manufacturer and a Portfolio Independent Trustee since 1993.

Linda S. Wolf: Service as Chairman and Chief Executive Officer of a global advertising firm, service on multiple corporate and nonprofit boards, and a Portfolio Independent Trustee since 2005.

General Information Regarding the Board of Trustees and Leadership Structure
The Trust is governed by the Board of Trustees, which is responsible for and oversees the management and operations of the Trust and each of the Janus funds on behalf of fund shareholders. Each member of the Board is an Independent Trustee, including the Board’s Chairman. The Board’s responsibilities include, but are not limited to, oversight of the Janus funds’ officers and service providers, including Janus Capital, which is responsible for the Trust’s day-to-day operations. The Trustees approve all of the agreements entered into with the Janus funds’ service providers, including the investment management agreements with Janus Capital and any applicable subadviser. The Trustees are also responsible for determining or changing each Janus fund’s investment objective(s), policies, and available investment techniques, as well as for overseeing the fund’s Chief Compliance Officer. In carrying out these responsibilities, the Trustees are assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel, an independent fee consultant, and other specialists as appropriate, all of whom are selected by the Trustees. The Trustees also meet regularly without representatives of Janus Capital or its affiliates present.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a Board-approved charter that delineates the specific responsibilities of that committee. For example, the Board as a whole is responsible for oversight of the annual process by which the Board considers and approves each fund’s investment advisory agreement with Janus Capital, but specific matters related to oversight of the Janus funds’ independent auditors have been delegated by the Board to its Audit Committee, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below. In addition to serving on certain committees, the Chairman of the Board (“Board Chairman”) is responsible for presiding at all meetings of the Board, and has other duties as may be assigned by the Trustees from time to time. The Board Chairman also serves as the Board’s liaison to Janus Capital with respect to all matters related to the Janus funds that are not otherwise delegated to the chair of a Board committee. The Board has determined that this leadership structure is appropriate based on (1) the number of Janus funds overseen and the various investment objectives of those funds; (2) the manner in which the Janus funds’ shares are marketed and distributed; and (3) the responsibilities entrusted to Janus Capital and its affiliates to oversee the Trust’s day-to-day operations, including the management of each Janus fund’s holdings and the distribution of fund shares. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Janus funds in the complex.

Committees of the Board
The Board of Trustees has six standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Nominating and Governance Committee, and Pricing Committee. The table below shows the committee members as of the date of this SAI. The composition of certain committees was different throughout the fiscal year. Each committee is comprised entirely of Independent Trustees. Information about each committee’s functions is provided in the following table:

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	Summary of Functions	Members (Independent Trustees)	Number of Meetings Held During Last Fiscal Year Ended December 31, 2012

Audit Committee	Reviews the financial reporting process, the system of internal controls over financial reporting, disclosure controls and procedures, Form N-CSR filings, and the audit process. The Committee’s review of the audit process includes, among other things, the appointment, compensation, and oversight of the Trust’s independent auditor and pre-approval of all audit and nonaudit services.	William D. Cvengros (Chair) William D. Stewart	5

Brokerage Committee	Reviews and makes recommendations regarding matters related to the Trust’s use of brokerage commissions and placement of portfolio transactions.	James T. Rothe (Chair) William D. Stewart	5

Investment Oversight Committee	Oversees the investment activities of the Portfolios.	William F. McCalpin (Chair) Alan A. Brown(1) William D. Cvengros James T. Rothe William D. Stewart Linda S. Wolf	6

Legal and Regulatory Committee	Oversees compliance with various procedures adopted by the Trust, reviews certain regulatory filings made with the SEC, oversees the implementation and administration of the Trust’s Proxy Voting Guidelines.	Linda S. Wolf (Chair) William F. McCalpin	6

Nominating and Governance Committee	Identifies and recommends individuals for election as Trustee, consults with Management in planning Trustee meetings, and oversees the administration of, and ensures compliance with, the Trust’s Governance Procedures and Guidelines, which includes review of proposed changes to Trustee compensation.	James T. Rothe (Chair) William F. McCalpin Linda S. Wolf	9

Pricing Committee	Determines a fair value of restricted and other securities for which market quotations are not readily available or are deemed not to be reliable, pursuant to procedures adopted by the Trustees and reviews other matters related to the pricing of securities.	William D. Stewart (Chair) James T. Rothe Linda S. Wolf	6

(1)	Mr. Brown joined the Board as a new Trustee effective January 14, 2013.

Board Oversight of Risk Management
Janus Capital, as part of its responsibilities for the day-to-day operations of the Janus funds, is responsible for day-to-day risk management for the funds. The Board, as part of its overall oversight responsibilities for the Janus funds’ operations, oversees Janus Capital’s risk management efforts with respect to the funds. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Janus funds. The Board discharges its oversight duties and considers potential risks in a number of different ways, including, but not limited to, receiving reports on a regular basis, either directly or through an appropriate committee, from Janus Capital and its officers. Reports received include those from, among others, Janus Capital’s (1) senior managers responsible for oversight of global risk; (2) senior managers responsible for oversight of fund construction and trading risk; (3) Chief Compliance Officer; and (4) Director of Internal Audit. At the time these reports are presented, the Board or the committee receiving the report will, as it deems necessary, invite the presenter to participate in an executive session to discuss matters outside the presence of any other officers or representatives of Janus Capital or its affiliates. The Board also receives reports from other entities and individuals unaffiliated with Janus Capital, including reports from the Janus funds’ other service providers and from independent consultants hired by the Board.

Various Board committees also will consider particular risk items as the committee addresses items and issues specific to the jurisdiction of that committee. For example, the Pricing Committee will consider valuation risk as part of its regular oversight

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responsibilities, and similarly, the Brokerage Committee will consider counterparty risk associated with Janus fund transactions. The Board also may be apprised of particular risk management matters in connection with its general oversight and approval of various Janus fund matters brought before the Board. The Board has appointed a Chief Compliance Officer for the Janus funds (“Fund CCO”) who (1) reports directly to the Board and (2) provides a comprehensive written report annually and presents quarterly at the Board’s regular meetings. The Fund CCO, who also serves as Janus Capital’s Chief Compliance Officer, discusses relevant risk issues that may impact the Janus funds and/or Janus Capital’s services to the funds, and routinely meets with the Board in private without representatives of Janus Capital or its affiliates present. The Fund CCO also provides the Board with updates on the application of the Janus funds’ compliance policies and procedures, including how these procedures are designed to mitigate risk and what, if any, changes have been made to enhance the procedures. The Fund CCO may also report to the Board on an ad hoc basis in the event that he identifies issues associated with the Janus funds’ compliance policies and procedures that could expose the funds to additional risk or adversely impact the ability of Janus Capital to provide services to the funds.

The Board believes that its leadership structure permits it to effectively discharge its oversight responsibilities with respect to the Janus funds’ risk management process.

Additional Information About Trustees
Under the Trust’s Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred compensation plan that are valued based on “shadow investments” in such funds. Such investments, including the amount and which funds, are dictated by each Trustee’s individual financial circumstances and investment goals. The Trustees cannot directly own Shares of the Portfolio without purchasing an insurance contract through one of the participating insurance companies or through a qualified retirement plan. As a result, such Trustees as a group do not own any outstanding Shares of the Portfolio. The Trustees may, however, own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Portfolio described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of securities of all mutual funds advised by Janus Capital and overseen by the Trustees (collectively, the “Janus Funds”), owned by each Trustee as of December 31, 2012.

Name of Trustee	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Janus Funds

Independent Trustees

William F. McCalpin	None	Over $100,000

Alan A. Brown(1)	None	$50,001-$100,000

William D. Cvengros	None	Over $100,000

James T. Rothe	None	Over $100,000

William D. Stewart	None	Over $100,000

Linda S. Wolf	None	Over $100,000(2)

(1)	Mr. Brown joined the Board as a new Trustee effective January 14, 2013.
(2)	Ownership shown includes amounts held under a deferred compensation plan that are valued based on “shadow investments” in one or more funds.

The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an “interested” Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Portfolio’s Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

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The following table shows the aggregate compensation paid to each Independent Trustee by the Portfolio described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Portfolio or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Portfolio, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital (“shadow investments”).

	Aggregate	Total
	Compensation from	Compensation from
	the Portfolio for	the Janus Funds for
	fiscal year ended	calendar year ended
Name of Person, Position	December 31, 2012	December 31, 2012(1)(2)
Independent Trustees

William F. McCalpin, Chairman and Trustee(3)(4)	$12	$403,000

Alan A. Brown, Trustee(5)	N/A	N/A

William D. Cvengros, Trustee(4)	$8	$285,333

John P. McGonigle, Trustee(4)(6)	$8	$282,000

James T. Rothe, Trustee(4)	$8	$292,000

William D. Stewart, Trustee(4)	$8	$290,000

Linda S. Wolf, Trustee(4)	$8	$295,000

(1)	For all Trustees (with the exception of Mr. Brown), includes compensation for service on the boards of two Janus trusts comprised of 57 portfolios.

(2)	Total Compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts for the year are as follows: John P. McGonigle $84,600.
(3)	Aggregate Compensation received from the Portfolio and Total Compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees.
(4)	Aggregate Compensation received from the Portfolio and Total Compensation received from all Janus Funds includes additional compensation paid for service as chair of one or more committees of the Board of Trustees during certain periods.
(5)	Mr. Brown joined the Board as a new Trustee effective January 14, 2013.
(6)	Effective January 1, 2013, Mr. McGonigle retired from his positions with the Board of Trustees.

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JANUS INVESTMENT PERSONNEL

Other Accounts Managed
To the best knowledge of the Trust, the following table provides information relating to other accounts managed by the portfolio manager as of December 31, 2012. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

		Other Registered	Other Pooled
		Investment	Investment
		Companies	Vehicles	Other Accounts
Jonathan D. Coleman	Number of Other Accounts Managed	6 (1)	None	3
	Assets in Other Accounts Managed	$8,568,457,138	None	$30,270,070

(1)	One of the accounts included in the total, consisting of $7,888,462,711 of the total assets in the category, has a performance-based advisory fee.

Material Conflicts
As shown in the table above, the portfolio manager may manage other accounts with investment strategies similar to the Portfolio. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than the Portfolio or may have a performance-based management fee. As such, fees earned by Janus Capital may vary among these accounts. In addition, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Portfolio. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under “Additional Information About Janus Capital.”

Janus Capital is the adviser to the Portfolio and the Janus “funds of funds,” which are funds that invest primarily in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus “funds of funds” and the Portfolio, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” to the Portfolio. In addition, the Janus “funds of funds” portfolio manager, who also serves as Senior Vice President and Chief Risk Officer of Janus Capital, has regular and continuous access to information regarding the holdings of the Portfolio, as well as knowledge of, and potential impact on, investment strategies and techniques of the Portfolio. Janus Capital believes these potential conflicts may be mitigated through its compliance monitoring, including that of asset allocations by the portfolio manager. In addition, Janus Capital has retained an independent consultant to provide research and consulting services with respect to asset allocation and investments for Global Allocation Portfolio – Moderate, as well as Janus Global Allocation Fund – Conservative, Janus Global Allocation Fund – Moderate, and Janus Global Allocation Fund – Growth, which are “funds of funds” offered by Janus Capital.

Compensation Information
The following describes the structure and method of calculating the portfolio manager’s compensation as of December 31, 2012.

The portfolio manager is compensated for managing the Portfolio and any other funds, portfolios, or accounts for which he has exclusive or shared responsibilities (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation. The Chief Investment Officers (“CIO”) of Janus Capital are eligible for additional variable compensation in recognition of their CIO roles, as noted below.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

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Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). The overall investment team compensation pool is funded each year by an amount equal to a percentage of Janus Capital’s pre-incentive operating income.

Variable compensation is structured to pay a portfolio manager on a quarterly basis primarily on the Managed Funds’ performance, with additional discretionary compensation available from a discretionary variable compensation pool described below.

With respect to any individual portfolio manager’s quarterly variable compensation, the management fee revenue received by Janus Capital in connection with such portfolio manager’s Managed Funds determines the maximum compensation that the individual portfolio manager can receive on a quarterly basis, which is then adjusted downward depending on the portfolio manager’s investment performance on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds’ performance in the three- and five-year periods. Actual performance is calculated based on the Managed Funds’ aggregate asset-weighted Lipper peer group performance ranking (or, as may be applicable, a combination of two or more Lipper peer groups).

The portfolio manager is also eligible to participate in a discretionary variable compensation pool. The aggregate compensation available under such pool is determined by management at its sole discretion from the overall investment team pool described above. Compensation from the discretionary investment team pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) thought leadership; (ii) mentoring of analysts; (iii) contributions to the sales process; (iv) teamwork and support of team culture; and (v) client relationships.

CIO Variable Compensation: The CIOs are entitled to additional compensation at management’s sole discretion in consideration of their role as CIOs of Janus Capital that is generally based on firm-wide investment performance (excluding assets managed by subadvisers), Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors.

Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI’s Executive Income Deferral Program.

Lipper Peer Group
The Portfolio’s Lipper peer group for compensation purposes is shown in the following table:

Portfolio Name	Lipper Peer Group
Protected Series – Growth	VA Multi-Cap Growth Funds

OWNERSHIP OF SECURITIES

The portfolio manager cannot directly own Shares of the Portfolio without purchasing an insurance contract through one of the participating insurance companies or through a qualified retirement plan. As a result, the portfolio manager does not own any outstanding Shares of the Portfolio. The portfolio manager may, however, own shares of certain other Janus mutual funds which have comparable investment objectives and strategies to the Portfolio. The following table reflects the portfolio manager’s ownership in the Janus Funds as of December 31, 2012.

Investment Personnel	Dollar Range of Equity Securities in the Portfolio Managed	Aggregate Dollar Range of Equity Securities in Janus Funds

Janus Capital

Jonathan D. Coleman	None	Over $1,000,000

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Shares of the trust

NET ASSET VALUE DETERMINATION

As stated in the Portfolio’s Prospectus, the net asset value (“NAV”) of the Shares of each class of the Portfolio is determined once each day the New York Stock Exchange (the “NYSE”) is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of the Portfolio is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares for the class. The Protected NAV is determined separately for each share class and is based on at least 80% of the share class’ highest NAV attained (subject to adjustments for dividends, distributions, any extraordinary expenses, and certain extraordinary items). In determining NAV, securities listed on an Exchange, the NASDAQ National Market, and foreign markets are generally valued at the closing prices on such markets. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolio are traded primarily in the over-the-counter markets. Valuations of such securities are furnished by one or more pricing services employed by the Portfolio and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter markets are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings.

Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The Capital Protection Agreement will be fair valued on a daily basis in accordance with the Portfolio’s Fair Valuation Procedures. Factors considered in determining a fair value are expected to be based on standard option pricing models which take into account, among other factors, market volatility, whether a shortfall exists or is likely to occur, and the amount and timing of any payments owed.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Portfolio’s NAV is not calculated. The Portfolio calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

To the extent there are any errors in the Portfolio’s NAV calculation, Janus Capital may, at its discretion, reprocess individual shareholder transactions so that each shareholder’s account reflects the accurate corrected NAV.

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PURCHASES

Shares of the Portfolio can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) certain qualified retirement plans. Participating insurance companies and certain designated organizations are authorized to receive purchase orders on the Portfolio’s behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Portfolio when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Portfolio within contractually specified periods. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day’s price, your purchase request must be received in good order by the close of the regular trading session of the NYSE as described above in “Net Asset Value Determination.” Under certain circumstances, the Portfolio may permit an in-kind purchase of Shares. The prospectus for your insurance company’s separate account or your plan documents contain detailed information about investing in the Portfolio. In addition, for an analysis of fees associated with an investment in either share class or other similar funds, please visit www.finra.org/fundanalyzer.

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In an effort to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that insurance companies or plan sponsors have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and a review of all new account applications. The Trust does not intend to transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

REDEMPTIONS

Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Certain designated organizations are authorized to receive redemption orders on the Portfolio’s behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Portfolio when authorized organizations, their agents, or affiliates receive the order. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Certain participating insurance companies, accounts, or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Portfolio’s Shares. Redemptions by these participating insurance companies or accounts of their holdings in the Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force the Portfolio to sell securities, which may negatively impact the Portfolio’s brokerage costs.

Shares normally will be redeemed for cash, although the Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a Portfolio, by delivery of securities selected from its assets at its discretion. However, the Portfolio is governed by Rule 18f-1 under the 1940 Act, which requires the Portfolio to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Portfolio will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash, whereas such costs are borne by the Portfolio for cash redemptions. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under “Shares of the Trust – Net Asset Value Determination” and such valuation will be made as of the same time the redemption price is determined.

The Portfolio reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Portfolio to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except

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for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

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Income dividends, capital gains distributions, and tax status

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Portfolio. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Portfolio.

It is a policy of the Portfolio’s Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Dividends for the Portfolio are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June. However, in certain situations it may be necessary for the Portfolio to declare and distribute capital gains in December. If necessary, dividends and net capital gains may be distributed at other times as well. Any distributions in excess of the Portfolio’s net investment income and net capital gains would be considered a nontaxable return of capital, with any amount in excess of basis treated as a gain on the disposition of the Portfolio. Because the payment of dividends and distributions could have the effect of reducing the Portfolio’s NAV as a result of the reduction in the aggregate value of the Portfolio’s assets, any such distribution made during the term of the Capital Protection Agreement, including those made before you became a shareholder, will reduce the Protected NAV of each share class and therefore the amount of protection afforded to the Portfolio by the Capital Protection Provider. This means that the Protected NAV could be less than 80% of the highest attained NAV.

Note that with respect to the adjustment to the Protected NAV on account of dividends, at least three business days prior to the payment of any dividend, the Portfolio is required to provide the Capital Protection Provider an estimate of the portion of the dividend that it expects to pay out in cash and the portion that it expects will be reinvested in the Portfolio. If the Portfolio materially underestimates the portion of the dividend that will be paid out in cash, the reduction to the Protected NAV applied on account of such dividend will be more than the reduction that would have been applied had there been no estimation error. However, it is expected that any such increase in the dividend adjustment will not have a material impact on the Protected NAV. In addition, unless otherwise instructed, all income dividends and capital gains distributions, if any, on the Portfolio’s Shares are reinvested automatically in additional shares of the same class of Shares of the Portfolio at the NAV determined on the first business day following the record date.

The Portfolio intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If the Portfolio failed to qualify as a regulated investment company in any taxable year, the Portfolio may be subject to federal income tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for “qualified dividend income.” In addition, the Portfolio could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as a regulated investment company that is accorded special tax treatment. In addition, the Portfolio intends to comply with the diversification requirements of Internal Revenue Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

The Portfolio may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Portfolio, the Portfolio may make various elections permitted by the tax laws. However, these elections could require that the Portfolio recognize taxable income, which in turn must be distributed even though the Portfolio may not have received any income upon such an event.

Some foreign securities purchased by the Portfolio may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year and the Portfolio qualifies under Section 853 of the Internal Revenue Code, the Portfolio may elect to pass through such taxes to shareholders, who will each decide whether to deduct such taxes or claim a foreign tax credit. If such election is not made by the Portfolio, any foreign taxes paid or accrued will represent an expense to the Portfolio, which will reduce its investment company taxable income.

The federal income tax treatment of any payment made by the Capital Protection Provider to the Portfolio is uncertain. The Portfolio intends to take the position that the right to receive a payment from the Capital Protection Provider is itself a capital asset and that in the event the Protection is triggered and cash is received by the Portfolio, the Protection payment will be considered a capital gain to the Portfolio; however, it is possible that some or all of the Protection payment could be treated as ordinary income. It is expected the Protection payment will be part of the redemption proceeds paid out to shareholders as part of the Portfolio liquidation. In such an event, the Protection payment would be part of the final distribution of the Portfolio and the shareholders will receive the full value of the Protection amount in the form of a final distribution and

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redemption proceeds. Any amount distributed to shareholders as a final distribution for the Portfolio as part of the liquidation would be taxed at the appropriate rate depending on its classification.

Fees paid by the Portfolio to the Capital Protection Provider, if viewed as a carrying charge for a position substantially diminishing the risk of the portfolio, could be deemed nondeductible under certain circumstances during the term of the relevant Capital Protection Agreement. Similarly, the Capital Protection Agreement may be considered a straddle with respect to the portfolio under certain circumstances, resulting in the deferral of realized losses of the Portfolio, the recharacterization of such Portfolio’s short-term losses to long-term losses and long-term gains to short-term gains and the reduction or elimination of the Portfolio’s holding periods in its portfolio securities.

The Portfolio’s investments in REIT equity securities, if any, may require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to sell securities at a time when fundamental investment considerations would not favor such sales. The Portfolio’s investments in REIT equity securities may result in the receipt of cash in excess of the REIT’s earnings. If the Portfolio distributes such amounts, such distribution could constitute a return of capital to shareholders for federal income tax purposes.

Some REITs are permitted to hold “residual interests” in real estate mortgage investment conduits (“REMICs”). Pursuant to the Internal Revenue Service rules, a portion of the Portfolio’s income from a REIT or “excess inclusion income” that is attributable to the REIT may be subject to federal income tax. Excess inclusion income will normally be allocated to shareholders in proportion to the dividends received by such shareholders. There may be instances in which the Portfolio may be unaware of a REIT’s excess inclusion income.

As a result of excess inclusion income, the Portfolio may be subject to additional tax depending on the type of record holder of Portfolio shares, such as certain federal, state, and foreign governmental entities, tax exempt organizations, and certain rural electrical and telephone cooperatives (“disqualified organizations”). This may impact the Portfolio’s performance.

Please consult a tax adviser regarding tax consequences of Portfolio distributions and to determine whether you will need to file a tax return.

Certain transactions involving short sales, futures, options, swap agreements, hedged investments, and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount, and timing of distributions to shareholders. The Portfolio will monitor its transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible. Certain transactions or strategies utilized by the Portfolio may generate nonqualified income that can impact an investor’s taxes.

Because Shares of the Portfolio can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such contracts or plans. Refer to the prospectus for the separate account of the related insurance company or the plan documents for additional information.

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Principal shareholders

As of the date of this SAI, all of the outstanding Shares of the Portfolio were owned by Janus Capital or an affiliate, which provided seed capital for the Portfolio. A portfolio that has only affiliated shareholders may be perceived as obtaining a benefit of any investments that contribute positively to its performance.

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Miscellaneous information

The Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on May 20, 1993. As of the date of this SAI, the Trust offers 12 series of shares, known as “Portfolios.” Each Portfolio presently offers interests in different classes of shares as described in the table below.

	Institutional	Service
Portfolio Name	Shares	Shares
Balanced Portfolio	x	x
Enterprise Portfolio	x	x
Flexible Bond Portfolio	x	x
Forty Portfolio	x	x
Global Allocation Portfolio – Moderate	x	x
Global Research Portfolio	x	x
Global Technology Portfolio	x	x
Janus Aspen INTECH U.S. Low Volatility Portfolio		x
Janus Aspen Perkins Mid Cap Value Portfolio	x	x
Janus Aspen Protected Series – Growth	x	x
Janus Portfolio	x	x
Overseas Portfolio	x	x

Janus Capital reserves the right to the name “Janus.” In the event that Janus Capital does not continue to provide investment advice to the Portfolio, the Portfolio must cease to use the name “Janus” as soon as reasonably practicable.

It is important to know that, pursuant to the Trust’s Amended and Restated Trust Instrument and in accordance with any applicable regulations and laws, such as the 1940 Act, the Trustees have the authority to merge, liquidate, and/or reorganize the Portfolio into another portfolio without seeking shareholder vote or consent. Any such consolidation, merger, or reorganization may be authorized at any time by a vote of a majority of the Trustees then in office.

SHARES OF THE TRUST

The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of the Portfolio participate equally in dividends and other distributions by the Shares of the Portfolio, and in residual assets of the Portfolio in the event of liquidation. Shares of the Portfolio have no preemptive, conversion, or subscription rights.

The Portfolio discussed in this SAI offers two classes of shares. Institutional Shares, the Shares discussed in this SAI, are offered only in connection with investments in and payments under variable insurance contracts and to qualified retirement plans. Service Shares are offered only in connection with investments in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.

SHAREHOLDER MEETINGS

The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act.

Separate votes are taken by the Portfolio or class only if a matter affects or requires the vote of only that Portfolio or class or if that Portfolio’s or class’ interest in the matter differs from the interest of other Portfolios or classes of the Trust. A shareholder is entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder’s name.

Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Portfolio shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Portfolio will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

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VOTING RIGHTS

A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a shareholder vote. Additional information may be found in the participating insurance company’s separate account prospectus.

The Trustees are responsible for major decisions relating to the Portfolio’s policies and objectives; the Trustees oversee the operation of the Portfolio by its officers and review the investment decisions of the officers.

The Trustees of the Trust were elected at a Special Meeting of Shareholders on June 10, 2010 (excluding Messrs. Cvengros and Brown, who were subsequently appointed). Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Portfolio, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust’s Bylaws, or the Trustees.

As mentioned previously in “Shareholder Meetings,” shareholders are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder’s name. Shares of all Portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1900 16th Street, Suite 1600, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Portfolio, audits the Portfolio’s annual financial statements and compiles its tax returns.

REGISTRATION STATEMENT

The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolio or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

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Financial statements

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT OF JANUS ASPEN SERIES (AUDITED)

The following audited financial statements for the period ended December 31, 2012 are hereby incorporated into this SAI by reference to the Portfolio’s Annual Report dated December 31, 2012.

•	Schedule of Investments as of December 31, 2012

•	Statement of Assets and Liabilities as of December 31, 2012

•	Statement of Operations for the period ended December 31, 2012

•	Statement of Changes in Net Assets for each of the periods indicated

•	Financial Highlights for each of the periods indicated

•	Notes to Schedule of Investments

•	Notes to Financial Statements

•	Report of Independent Registered Public Accounting Firm

The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

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Appendix A

EXPLANATION OF RATING CATEGORIES

The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR’S RATINGS SERVICES

Bond Rating	Explanation

Investment Grade
AAA	Highest rating; extremely strong capacity to pay principal and interest.
AA	High quality; very strong capacity to pay principal and interest.
A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB	Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
Non-Investment Grade
BB	Less vulnerable to nonpayment than other speculative issues; major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	More vulnerable to nonpayment than obligations rated “BB,” but capacity to meet its financial commitment on the obligation; adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC	Currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
CC	Currently highly vulnerable to nonpayment.
C	Currently highly vulnerable to nonpayment; a bankruptcy petition may have been filed or similar action taken, but payments on the obligation are being continued.
D	In default.

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FITCH, INC.

Long-Term Bond Rating	Explanation

Investment Grade
AAA	Highest credit quality. Denotes the lowest expectation of credit risk. Exceptionally strong capacity for payment of financial commitments.
AA	Very high credit quality. Denotes expectations of very low credit risk. Very strong capacity for payment of financial commitments.
A	High credit quality. Denotes expectations of low credit risk. Strong capacity for payment of financial commitments. May be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB	Good credit quality. Currently expectations of low credit risk. Capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity than is the case for higher ratings.
Non-Investment Grade
BB	Speculative. Indicates possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may be available to allow financial commitments to be met.
B	Highly speculative. May indicate distressed or defaulted obligations with potential for extremely high recoveries.
CCC	May indicate distressed or defaulted obligations with potential for superior to average levels of recovery.
CC	May indicate distressed or defaulted obligations with potential for average or below-average levels of recovery.
C	May indicate distressed or defaulted obligations with potential for below-average to poor recoveries.
D	In default.

Short-Term Bond Rating	Explanation

F-1+	Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1	Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.
F-2	Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.

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MOODY’S INVESTORS SERVICE, INC.

Bond Rating	Explanation

Investment Grade
Aaa	Highest quality, smallest degree of investment risk.
Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.
A	Upper to medium-grade obligations; many favorable investment attributes.
Baa	Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
Non-Investment Grade
Ba	More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca	Speculative in a high degree; could be in default or have other marked shortcomings.
C	Lowest rated; extremely poor prospects of ever attaining investment standing.

Unrated securities will be treated as non-investment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies (“split-rated securities”), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security or (ii) the lowest rating if only two agencies provide a rating for the security.

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Appendix B

SUMMARY OF CAPITAL PROTECTION AGREEMENT TERMINATION EVENTS

The following is a summary of certain material terms of the Capital Protection Agreement related to its termination. The Capital Protection Agreement has an initial 10-year term and may be renewed for additional 10-year periods as mutually agreed upon by the Portfolio and the Capital Protection Provider. Termination events considered “early termination events” during a 10-year period do not relieve the Capital Protection Provider from its obligation to pay any shortfall amounts due to the Portfolio. This summary is qualified in its entirety by the Capital Protection Agreement, which has been filed with the SEC as an exhibit to this registration statement. Any capitalized terms not defined herein have the meaning set forth in the Capital Protection Agreement. Section references are to the Capital Protection Agreement. For certain events described below, the Portfolio and/or Janus Capital have an opportunity to fix the event that created the termination.

Early Termination Events – Termination by the Capital Protection Provider Based on the Occurrence of Portfolio Events (Section 7.01)
The Capital Protection Provider shall have the right to terminate the Capital Protection Agreement (and, if so terminated, the Guarantor’s obligations to the Portfolio under the Guaranty shall terminate, provided, in both instances, that all amounts, if any, presently due and payable by the Capital Protection Provider at the time of such termination (including amounts due and payable as a result of such termination on the Settlement Date (as that term is defined in the Capital Protection Agreement)) have been paid in full by the Capital Protection Provider) upon written notice to the Portfolio on any Business Day (as such term is defined in the Capital Protection Agreement) when any of the following events (each, a “Portfolio Event”) shall occur:

(a) Any representation or warranty made by the Portfolio or Janus Capital in any Capital Protection Document or in connection with any Capital Protection Document, or amendment or waiver thereof, or any certificate delivered in connection therewith, shall be incorrect in any material respect when made; or

(b) The Portfolio fails to perform or observe certain terms, covenants, requirements or agreements and in certain circumstances, such failure could reasonably be expected to have a Material Adverse Effect, and such failure shall continue for the period of time specified in the Capital Protection Agreement; or

(c) The Portfolio fails to provide reporting to the Capital Protection Provider in a timely manner; or

(d) Any suspension of the publication of the calculation of the NAV Per Share of any Portfolio Share Class, except to the extent such suspension is due solely to a Market Disruption Event or pursuant to an order of the Commission, in each case, in the Capital Protection Provider’s reasonable discretion and does not continue for more than three Business Days; or

(e) The Portfolio shall fail to pay the Capital Protection Fee or any interest thereon or any other amount due and such failure shall continue for more than 10 Business Days following notice of such failure by the Capital Protection Provider to the Portfolio; or

(f) The Portfolio (A) fails to make any payment when due (whether by scheduled maturity, required prepayment, margin call, acceleration, demand or otherwise and after giving effect to any grace periods, to the extent applicable), in respect of any Contractual Obligation, Derivative Obligation, Debt, Contingent Obligation or Off-Balance Sheet Liability, of more than $10,000,000; provided, that the failure of the Portfolio to make a payment for a transaction that does not settle on the contracted settlement date (i.e., a failed trade) shall not constitute a Portfolio Event, or (B) fails to observe or perform any other agreement or condition relating to any Contractual Obligation, Derivative Obligation, Debt, Contingent Obligation or Off-Balance Sheet Liability, with an amount outstanding or an amount required to be paid by the Portfolio upon termination (including notional, principal, undrawn committed, available or contingent amounts and including amounts owing to all creditors under any combined or syndicated credit arrangement) of more than $10,000,000 (each, a “Material Financial Obligation”), or contained in any instrument or agreement evidencing, securing or relating thereto, or any other event occurs, the effect of which is to cause, or to permit the counterparty, holder or holders, creditor or creditors, or beneficiary or beneficiaries of such Material Financial Obligation (or a trustee or agent on behalf of such Persons) to cause, with the giving of notice if required, such Material Financial Obligation (1) in the case of any Contractual Obligation or Derivative Obligation, to be in default or terminated, (2) in the case of any Debt, Contingent Obligation or Off-Balance Sheet Liability, to be demanded or to become due or to be repurchased, prepaid, defeased or redeemed (in each case, automatically or otherwise), or an offer to repurchase, prepay, defease or redeem such Debt, Contingent Obligation or Off-Balance Sheet Liability to be made, prior to its stated maturity, or (3) in the case of any guaranty, to become payable; or

(g) The Trust shall cease to be registered as an “investment company” under the 1940 Act; or

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(h) A Change of Control or a Change in Key Management shall occur; or

(i) Any merger or consolidation of the Portfolio with or into, or the conveyance, transfer, lease or other disposition by the Portfolio, whether in one transaction or in a series of transactions, of all or substantially all of its property and assets (whether now owned or hereafter acquired) to, any Person (including, for the avoidance of doubt, any other series of the Trust); or

(j) A Bankruptcy Event shall occur with respect to the Trust, the Portfolio or Janus Capital; or

(k) The Capital Protection Provider shall have reasonably determined that (i) the Portfolio is a Benefit Plan Investor within the meaning of the Employee Retirement Income Security Act of 1974 (“ERISA”), including Section 3(42) of ERISA and any regulations issued under ERISA; (ii) the Capital Protection Provider is a fiduciary, within the meaning of ERISA, as a result of, or in connection with, the performance of its obligations under the Capital Protection Agreement; (iii) any Law has made it unlawful or prohibited under applicable law (including, without limitation, prohibited under ERISA or Section 4975 of the Internal Revenue Code of 1986), or that any Governmental Authority has asserted that it is unlawful, for any of the Capital Protection Provider, the Portfolio and/or the Guarantor to maintain any Capital Protection Document to which it is a party or to perform its respective obligations thereunder or (iv) any Law would allow any Governmental Authority to impose a sanction on or withhold a meaningful benefit from the Capital Protection Provider or Guarantor or any of their respective Affiliates if the Capital Protection Provider, the Portfolio and/or the Guarantor were to maintain, or in connection with any of them maintaining, any Capital Protection Document to which it is a party or were to perform, or in connection with any of them performing, its respective obligations thereunder; or

(l) (A) the adoption of any Law (other than a Tax Event), (B) any Change in Law (other than a Tax Event), (C) any change in compliance by the Capital Protection Provider or the Guarantor with any Law (other than a Tax Event) issued or created after the date hereof, whether or not having the force of Law, that in any case, in the Capital Protection Provider’s reasonable judgment, (i) subject to Section 7.04, has an adverse impact when compared to the tax treatment in effect on the date of this Agreement on the Capital Protection Provider’s or the Guarantor’s tax treatment under the Capital Protection Agreement or the Guaranty (including any tax or increased tax of any kind whatsoever with respect to this Agreement or any change in the basis or rate of taxation of payments to or by the Capital Protection Provider in respect thereof), (ii) would result in a Material Adverse Effect with respect to the Capital Protection Provider or the Guarantor if it were to continue performing its obligations hereunder or under the Capital Protection Agreement or the Guaranty, as applicable, or (iii) materially impairs the rights or remedies afforded the Capital Protection Provider or the Guarantor under the Capital Protection Agreement or the Guaranty; or

(m) The Portfolio shall fail to perform or observe any other term, condition, covenant, requirement or agreement applicable to the Portfolio contained in any Capital Protection Document, and such failure shall continue for 30 days after notice thereof; or

(n) A Tax Event shall occur that becomes a Portfolio Event; or

(o) A Reporting Event shall occur; or

(p) Any Custodian Event shall occur and, solely in the case of a Custodian Event that results from a Bankruptcy Event with respect to the Custodian in which the Custodian is under receivership, conservatorship or similar resolution process of any Governmental Authority that is, in the sole judgment of the Capital Protection Provider, not adversely effecting the Custodian’s execution of transactions or the Portfolio’s performance of its Obligations, a new Custodian is not appointed by the Trust within five Business Days after such Custodian Event; or

(q) Any judgment or order shall be entered against the Portfolio in any investigative, administrative or judicial proceeding involving a determination that the Portfolio shall have violated in any material respect any civil Law or for the payment of money in excess of $10,000,000 and (A) enforcement proceedings are commenced by the judgment creditor upon such judgment or order, or (B) there is a period of 10 consecutive days during which a stay of enforcement of such judgment, by reason of a pending appeal or otherwise, is not in effect; or

(r) The Trust, with respect to the Portfolio, ceases to be a regulated investment company eligible to receive pass through tax treatment under Subchapter M of the Internal Revenue Code (the “Code”) or fails to be in compliance with Subchapter M of the Code; or

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(s) Janus Capital shall fail to comply with any requirement of Law (including, but not limited to, the 1940 Act) or any order, writ, injunction or decree applicable to it or to its business or property except where the noncompliance therewith could not reasonably be expected to have a Material Adverse Effect with respect to the Portfolio, and such failure shall continue for 10 Business Days; or

(t) Any judgment or order shall be entered against the Portfolio in any investigative, administrative or judicial proceeding involving a determination that the Portfolio shall have violated in any material respect any criminal Law and there is a period of 10 consecutive days during which a stay of enforcement of such judgment, by reason of a pending appeal or otherwise, is not in effect; or

(u) There occurs (a) the public commencement of formal criminal charges or proceedings by a court, or a formal arrest of, or (b) the public filing or public announcement by any Governmental Authority of enforcement proceedings against, the Trust, the Portfolio, Janus Capital or any Key Employee, as the case may be, alleging a possible fraud, embezzlement, money laundering, insider trading, market manipulation, other violations of securities Laws (which other violation of securities laws, in the Capital Protection Provider’s reasonable judgment, could reasonably be expected to have a Material Adverse Effect), or a felony related to any of the foregoing; or

(v) Any Capital Protection Document, at any time after its execution and delivery and for any reason other than as expressly permitted in the Capital Protection Agreement, ceases to be in full force and effect against the Portfolio; or the Portfolio or any Affiliate of the Portfolio contests in any manner the validity or enforceability of any Capital Protection Document with respect to the Portfolio, denies that the Portfolio has any further liability or obligation under any Capital Protection Document and/or otherwise purports to revoke, terminate or rescind any Capital Protection Document; or

(w) The Aggregate Protected Amount shall exceed the Maximum Settlement Amount; or

(x) Either (i) the Prospectus is amended, supplemented or otherwise modified in form or substance as it relates to the investment policies and objectives of the Portfolio, or (ii) the investment policies and objectives of the Portfolio, or the Trust acting in relation to the Portfolio, are amended, supplemented or otherwise modified in form or substance, in any respect from those set forth in the Prospectus and, in each case, in the Capital Protection Provider’s judgment, such amendments, supplements or modifications could reasonably be expected to have a material adverse effect on the Capital Protection Provider’s rights or obligations under any Capital Protection Document.

Optional Termination by each Party (Section 7.02)
From and after the fifth anniversary of launch of the Portfolio, each Party shall have the right on any Business Day to terminate the Agreement by written notice to the other Party, which termination shall be effective on the date that is five years following the non-terminating Party’s receipt of such notice, or if such date is not a Business Day, the next succeeding Business Day thereafter.

Optional Termination by the Portfolio (Section 7.03)
The Capital Protection Agreement may be terminated by the Portfolio upon written notice to the Capital Protection Provider at the time of the occurrence of (i) a Bankruptcy Event with respect to the Capital Protection Provider or the Guarantor, (ii) a failure by the Guarantor to maintain a long-term unsecured, unsubordinated debt rating and any successor rating of at least Baa3 by Moody’s or BBB- by S&P, (iii) the Guaranty terminates or is determined to be invalid or unenforceable, (iv) the Capital Protection Provider or the Guarantor is subject to any litigation, regulatory action or other proceeding that may affect their respective abilities to perform their obligations under any of the Capital Protection Documents, (v) a material breach of this Agreement by the Capital Protection Provider including a failure to deliver the information set forth in the Capital Protection Provider Information Letter, or (vi) the determination by the Portfolio’s Board of Trustees that it is in the best interest of the Portfolio to terminate this Agreement (including in connection with replacing this Agreement) or to liquidate the Portfolio.

Certain Cure Rights (Section 7.04)
If an event occurs that would be a Portfolio Event as defined in the Capital Protection Agreement that is quantifiable in Dollars in the reasonable judgment of the Capital Protection Provider, written notice (the “Tax Treatment Notice”) shall be submitted to the Portfolio by the Capital Protection Provider specifying the basis for such event (including the applicable Law, Change in Law or change in compliance by the Capital Protection Provider or the Guarantor with respect to such event) and a reasonable good faith estimate of the costs to the Capital Protection Provider or the Guarantor associated with such event. If the Portfolio provides irrevocable written notice (the “Reimbursement Notice”) of its intent to reimburse the Capital

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Protection Provider or the Guarantor for such costs in the amounts actually incurred on an after-tax basis within 15 Business Days after its receipt of the Tax Treatment Notice, it will reimburse the Capital Protection Provider or the Guarantor (as the case may be) the amount of such costs in the amounts actually incurred on an after-tax basis within 5 Business Days following demand for payment, and such event shall not constitute a Portfolio Event. In the event that the Portfolio fails to deliver the Reimbursement Notice within 15 Business Days of its receipt of the Tax Treatment Notice, such event shall be a Portfolio Event, effective as of the day upon which the Tax Treatment Notice was delivered. The failure of the Portfolio to pay such costs will be a Portfolio Event upon the expiration of the cure period.

Other Termination Events
There are certain other events which will cause the Capital Protection Agreement to terminate prior to its scheduled termination. These events include (i) the Portfolio assigning a value greater than $0 to the Capital Protection Agreement or any other Capital Protection Document in calculating the net asset value per share of the shares of any share class, (ii) the Aggregate Shortfall Amount being greater than $0, and (iii) the occurrence of a Cash Recomposition Event.

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janus.com/variable-insurance

151 Detroit Street
Denver, Colorado 80206-4805
1-877-335-2687

                                                                                                              ▼ May 1, 2013

Service Shares Ticker
Growth & Core
Janus Aspen Protected Series – Growth	N/A

Janus Aspen Series

Statement of Additional Information

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectus for the Service Shares (the “Shares”) of Janus Aspen Protected Series – Growth, which is a separate series of Janus Aspen Series, a Delaware statutory trust (the “Trust”). This series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.

Shares of the Portfolio may be purchased only by separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, “variable insurance contracts”) and by certain qualified retirement plans. The Portfolio also offers an additional class of shares to certain qualified plans or separate accounts of insurance companies.

This SAI is not a Prospectus and should be read in conjunction with the Portfolio’s Prospectus dated May 1, 2013, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your insurance company or plan sponsor, or by contacting a Janus representative at 1-877-335-2687. This SAI contains additional and more detailed information about the Portfolio’s operations and activities than the Prospectus. The Annual Report, which contains important financial information about the Portfolio is incorporated by reference into this SAI. The Annual and Semiannual Reports are available, without charge, from your plan sponsor, or other financial intermediary, at janus.com/variable-insurance, or by contacting a Janus representative at 1-877-335-2687.

Classification, Investment Policies and Restrictions, and Investment Strategies and Risks	2

Investment Adviser	39

Custodian, Transfer Agent, and Certain Affiliations	46

Portfolio Transactions and Brokerage	47

Trustees and Officers	49

Shares of the Trust	59
Net Asset Value Determination	59
Purchases	60
Distribution and Shareholder Servicing Plan	60
Redemptions	61

Income Dividends, Capital Gains Distributions, and Tax Status	62

Principal Shareholders	64

Miscellaneous Information	65
Shares of the Trust	65
Shareholder Meetings	65
Voting Rights	66
Independent Registered Public Accounting Firm	66
Registration Statement	66

Financial Statements	67

Appendix A	68
Explanation of Rating Categories	68

Appendix B	71
Summary of Capital Protection Agreement Termination Events	71

  1

Classification, investment policies and restrictions,
and investment strategies and risks

JANUS ASPEN SERIES

This Statement of Additional Information includes information about Janus Aspen Protected Series – Growth (“Protected Series – Growth” or the “Portfolio”), which is a series of the Trust, an open-end, management investment company.

CLASSIFICATION

The Investment Company Act of 1940, as amended (“1940 Act”), classifies mutual funds as either diversified or nondiversified. The Portfolio is classified as diversified.

ADVISER

Janus Capital Management LLC (“Janus Capital” or “Janus”) is the investment adviser for the Portfolio.

INVESTMENT POLICIES AND RESTRICTIONS

The Portfolio is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or the Portfolio or particular class of shares if a matter affects just the Portfolio or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Portfolio.

(1) With respect to 75% of its total assets, the Portfolio may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio’s total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

The Portfolio may not:

(2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities).

(3) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Portfolio from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(4) Lend any security or make any other loan if, as a result, more than one-third of the Portfolio’s total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

(5) Act as an underwriter of securities issued by others, except to the extent that the Portfolio may be deemed an underwriter in connection with the disposition of its portfolio securities.

(6) Borrow money except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Portfolio’s total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Portfolio may not issue “senior securities” in contravention of the 1940 Act.

(7) Invest directly in real estate or interests in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

As a fundamental policy, the Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Portfolio.

2

The Portfolio’s Board of Trustees (“Trustees”) has adopted additional investment restrictions for the Portfolio. These restrictions are operating policies of the Portfolio and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

(1) If the Portfolio is an approved underlying fund in a Janus fund of funds, the Portfolio may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

(2) The Portfolio may sell securities short if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor (“short sales against the box”). In addition, the Portfolio may engage in short sales other than against the box, which involve selling a security that the Portfolio borrows and does not own. The Trustees may impose limits on the Portfolio’s investments in short sales, as described in the Portfolio’s Prospectus. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

(3) The Portfolio does not intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

(4) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio’s net asset value (“NAV”), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.

(5) The Portfolio does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio’s investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A Securities”), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

(6) The Portfolio may not invest in companies for the purpose of exercising control of management.

Under the terms of an exemptive order received from the Securities and Exchange Commission (“SEC”), the Portfolio may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

For the purposes of the Portfolio’s fundamental policy related to investments in real estate, the policy does not prohibit the purchase of securities directly or indirectly secured by real estate or interests therein, or issued by entities that invest in real estate or interests therein, such as, but not limited to, corporations, partnerships, real estate investment trusts (“REITs”), and other REIT-like entities, such as foreign entities that have REIT characteristics.

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For purposes of the Portfolio’s policies on investing in particular industries, as of the date of this SAI, the Portfolio relies primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that the Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolio may further classify issuers in accordance with industry classifications as published by the SEC or relevant SEC staff interpretations. The Portfolio intends to change industry or industry group classifications with respect to equity investments to Global Industry Classification Standard (“GICS”), but would continue to use Bloomberg L.P. for fixed-income investments. The Portfolio may change any source used for determining industry classifications without prior shareholder notice or approval.

INVESTMENT STRATEGIES AND RISKS

The following information is meant to describe the spectrum of investments that Janus Capital may, but is not required to, in its discretion, use in managing the Portfolio’s assets. Janus Capital’s ability to employ certain investment techniques or make certain investments on behalf of the Portfolio may be restricted and/or limited by the Capital Protection Agreement (the “Capital Protection Agreement”) by and between the Portfolio and BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”). Janus Capital and the Parent Guarantor are also parties to the Capital Protection Agreement, but specifically in relation to certain sections of the agreement. Janus Capital may also be limited from making certain investments, pursuing certain investment strategies, and in the amount of equity exposure it can subject the Portfolio to. Further, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible under the Portfolio’s Capital Protection Agreement or otherwise, economically feasible or effective for their intended purposes in all markets or because of limitations contained in the Capital Protection Agreement. Certain practices, techniques or instruments may not be principal activities of the Portfolio, but, to the extent employed, could from time to time have a material impact on the Portfolio’s performance.

Capital Protection Arrangement
Capital Protection. In an effort to protect against significant downward movement of the NAV per share for a share class, the Portfolio has entered into a Capital Protection Agreement with the Capital Protection Provider. As an added measure of protection, BNP Paribas, the parent company of the Capital Protection Provider (the “Parent Guarantor”), has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement (“Parent Guaranty”).

Pursuant to the Capital Protection Agreement, under certain conditions, the Capital Protection Provider will provide capital protection to the Portfolio (the “Protection”) in the event that any share class’ NAV per share falls below its “Protected NAV” (80% of the highest NAV attained separately by each share class during the life of the Portfolio, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items). More specifically, the Capital Protection Provider has agreed to initially extend $500 million in aggregate protection coverage to the Portfolio with such amount being reviewed periodically to determine whether additional coverage is necessary or available to support the Portfolio’s rising assets (the “Maximum Settlement Amount”). As such, under the Capital Protection Agreement, the NAV of each share class is protected to at least the Protected NAV for such share class, subject to an aggregate limit on the overall payout to the Portfolio of the Maximum Settlement Amount. In the event that the Protection is triggered, meaning at least one share class’ NAV is below its Protected NAV, the Capital Protection Provider is obligated to pay the Portfolio the “Settlement Amount,” which is the lesser of (i) the sum of the shortfall amounts per share class (the “Aggregate Shortfall Amount”) and (ii) the Maximum Settlement Amount. For each share class, the shortfall amount is calculated by first establishing, among those share classes that have a NAV below their Protected NAV, the highest percentage difference among all of those share classes between the Protected NAV per share and the then-current NAV per share, and applying that percentage to each Portfolio share class’ then-current NAV per share. The Aggregate Shortfall Amount is thus allocated on a pro rata basis to each share class. The Settlement Amount will be capped at a Maximum Settlement Amount of $500 million. Any increases in the Maximum Settlement Amount are subject to the Capital Protection Provider’s agreement.

Note that with respect to the adjustment to the Protected NAV on account of dividends, at least three business days prior to the payment of any dividend, the Portfolio is required to provide the Capital Protection Provider an estimate of the portion of the dividend that it expects to pay out in cash and the portion that it expects will be reinvested in the Portfolio. If the Portfolio materially underestimates the portion of the dividend that will be paid out in cash, the reduction to the Protected NAV applied on account of such dividend will be more than the reduction that would have been applied had there been no estimation error. However, it is expected that any such increase in the dividend adjustment will not have a material impact on the Protected NAV.

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Under the Capital Protection Agreement, the Settlement Amount is due from the Capital Protection Provider within three business days after the termination of the Capital Protection Agreement, unless there is a “market disruption event” or if no amount is due from the Capital Protection Provider. The Settlement Amount is generally based on the value of the Portfolio’s shares on a “reference date,” which is generally the first business day after the termination unless there is a market disruption event on such reference date or a reasonable dispute regarding reports provided by the Portfolio to establish valuation. In such event, the reference date for the valuation of the shares will change so that the shares can be valued when there is no market disruption event or when the reports are not subject to dispute. As a result, the Settlement Amount of the Protection will not be based on the value of the shares on the first business day after termination, and the occurrence of market disruption events at such time could therefore impact the Settlement Amount and the date of payment. If a market disruption event lasts 14 days or less, the reference date of the shares will be the first business day on which there is no market disruption. If a market disruption event lasts longer than 14 days, the amount a shareholder will collect per share may be based on a lower shortfall amount. “Market disruption events” may include a trading disruption such as the suspension of trading of various securities, an exchange disruption or, in certain situations, the early closing of an exchange, or a reasonable dispute regarding reports provided by the Portfolio to establish valuation.

The Capital Protection Agreement is an agreement between the Portfolio and the Capital Protection Provider and, for this reason, as a shareholder, you do not have any direct rights or claims against the Capital Protection Provider, the Parent Guarantor, or Janus Capital under the Capital Protection Agreement or the Parent Guaranty in the event that the Capital Protection Provider fails to perform its obligations under the agreement. The Settlement Amount under the Capital Protection Agreement is owed directly to the Portfolio and not the Portfolio’s shareholders. Therefore, as a shareholder you will not have any action against or recourse to the Capital Protection Provider or the Parent Guarantor under the Capital Protection Agreement or the Parent Guaranty. Further, no shareholder will have any right to receive payment, or any other rights whatsoever, under the Capital Protection Agreement or the Parent Guaranty. Furthermore, Janus Capital does not guarantee and will not indemnify the Portfolio or its shareholders against any default, including default of any party to the Capital Protection Agreement and/or any third party service provider. Neither the Portfolio nor Janus Capital will cover any Settlement Amount not paid by the Capital Protection Provider possibly resulting in a shareholder’s investment being protected at less than 80%.

Neither the Capital Protection Provider nor the Parent Guarantor is an insurance company or an insurance provider. Nor is the Capital Protection Provider, the Parent Guarantor, or any of their affiliates acting as an investment adviser or subadviser to the Portfolio.

Investment Allocation. In order to comply with the terms of the Capital Protection Agreement, the Portfolio must provide certain information to the Capital Protection Provider and the portfolio manager is required to manage the Portfolio within certain risk parameters as identified on a daily basis by the Capital Protection Provider based on a risk allocation methodology. This risk allocation methodology factors in, among other things, market volatility, the Portfolio’s exposure to industries, sectors, or countries, and liquidity of the Portfolio’s holdings. In general, as equity markets are rising, the Portfolio’s assets will be allocated to the “Equity Component,” through which the Portfolio seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential. The Equity Component may also consist of derivatives such as swaps, futures, and options. As equity markets are falling, the portfolio manager will allocate more of the Portfolio’s assets to the “Protection Component” in an effort to protect the Portfolio from potential ongoing decreases in the market. The Protection Component will consist of investments in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market instruments intended to reduce risk, primarily short index futures. The investments that are eligible as investments in the Protection Component can be amended from time to time. The Portfolio’s asset allocation is done at the Portfolio level, not at the individual share class level, and will vary over time depending on equity market conditions and the portfolio composition. As a result, the Portfolio’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds.

Reporting Requirements. The Capital Protection Agreement provides the Portfolio a certain level of protection subject to the terms and conditions of the agreement. In order to comply with the terms of the Capital Protection Agreement and to maintain the Protection, the portfolio manager is required to manage the Portfolio within certain risk parameters as identified on a daily basis by the Capital Protection Provider based on a risk allocation methodology. In addition, the Capital Protection Agreement imposes very specific reporting and monitoring obligations on the Portfolio, on Janus Capital, and indirectly on the Portfolio’s custodian. The Capital Protection Provider will monitor the conditions and requirements of the Capital Protection Agreement on a daily basis to ensure that the Portfolio, Janus Capital, and the Portfolio’s custodian satisfy those

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conditions and requirements. The Capital Protection Provider will rely on Janus Capital as well as on the Portfolio’s custodian for the information necessary to monitor compliance with the terms of the Capital Protection Agreement. The attendant risks to the Portfolio and shareholders are if Janus Capital or the Portfolio’s custodian fails to provide the information required by the Capital Protection Agreement. While in some instances the parties will be afforded some opportunity to remedy certain breaches, failure to do so within specified cure periods could result in the termination of the Capital Protection Agreement at the option of the Capital Protection Provider.

Termination of the Capital Protection Agreement. The Protection is not a guarantee and therefore the availability of the Protection on the Termination Date will be conditioned upon the Portfolio, Janus Capital or any other third party service provider, such as the custodian, continually complying with the terms and conditions of the Capital Protection Agreement, including the allocation of Portfolio assets in accordance with specified risk parameters. While in some instances the parties will be afforded some opportunity to remedy certain breaches, failure to do so within specified cure periods could result in the termination of the Capital Protection Agreement. In the event of termination of the Capital Protection Agreement, the Capital Protection Provider is obligated to pay any Settlement Amount due to the Portfolio as of the reference date. However, the Protection will terminate without any obligation by the Capital Protection Provider, and therefore by the Parent Guarantor, to make any payment to the Portfolio if the termination of the Capital Protection Agreement results from acts or omissions of the Portfolio, Janus Capital or certain key employees of Janus Capital, or the Portfolio’s custodian that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act that negatively impacts a share class’ NAV by 1% or more.

The Portfolio has delegated to Janus Capital the responsibility for developing internal procedures to ensure compliance with the terms of the Capital Protection Agreement; however, there is no assurance that such procedures will be successful. Only shareholders who hold their shares and sell those shares on the Termination Date are entitled to receive the Protected NAV from the Portfolio. Shareholders who redeem prior to the Termination Date receive the then-current NAV, which will be higher than the Protected NAV for their share class and will not include any payment of the Protection. (Please refer to Appendix B for a list of events that could result in termination of the Capital Protection Agreement, but not a termination of the Capital Protection Provider’s obligation to pay the Settlement Amount due under the Capital Protection Agreement.)

•	Termination as a Result of Market Activity – The Capital Protection Agreement will terminate and the Portfolio will liquidate if, pursuant to the terms of the Capital Protection Agreement, the Protection is triggered by the NAV of either share class falling below its Protected NAV applicable to the corresponding share class. Because the NAV per share for a share class is protected to at least 80%, and not 100%, of its highest attained NAV since the inception of the share class (as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), it is possible that in the event that equity markets fall a shareholder could lose money, even if the Protection is triggered.

•	Termination by the Capital Protection Provider – The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms, but it may be terminated, under certain circumstances, prior to the expiration of any effective term, which in any case would become the Termination Date. The Capital Protection Agreement contains numerous covenants of the Portfolio and obligations of Janus Capital. Any failure of the Portfolio, Janus Capital or certain key employees of Janus Capital, or the Portfolio’s custodian, to comply with its obligations after the expiration of any applicable remedy period will permit the Capital Protection Provider to terminate the Capital Protection Agreement. In addition, there are other events that will also permit the Capital Protection Provider to terminate the Capital Protection Agreement including, but not limited to: (i) any failure of the Portfolio or Janus Capital to comply in all material respects with applicable law, including any failure of the Portfolio to be a registered investment company; (ii) defaults to material indebtedness and contracts of the Portfolio; (iii) any merger of the Portfolio; (iv) any change of control of the Portfolio, the replacement or departure of certain key employees of Janus Capital or the Portfolio or any change in investment adviser; (v) the commencement of formal charges or enforcement proceedings alleging possible fraud and significant securities law violations; (vi) changes in law that adversely impact the Capital Protection Provider’s tax treatment with respect to the Capital Protection Agreement or that materially impairs the rights or remedies of the Capital Protection Provider or the Parent Guarantor under the Capital Protection Agreement or the Guaranty, including the impact of ERISA regulations, as described in Appendix B; (vii) changes in the policies and objectives of the Portfolio in a manner that is inconsistent with those in the Prospectus; (viii) if the Aggregate Protected Amount exceeds the Maximum Settlement Amount; (ix) the bankruptcy or insolvency of the Portfolio, Janus Capital or certain key employees of Janus Capital; (x) suspension of the publication of the NAV with respect to any share class; (xi) bankruptcy, insolvency or credit downgrade of the custodian or amendments to the custody agreement that are materially adverse to the Capital Protection Provider or the Parent Guarantor; (xii) any withholding tax on payments by either the Capital Protection Provider or the Portfolio, which cannot

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be avoided through reasonable means; (xiii) any material judgment is entered against the Portfolio; and (xiv) any judicial determination that the Portfolio has violated a criminal law.

Although Janus Capital intends to meet all obligations under the Capital Protection Agreement, a failure to fully comply with the terms of the agreement would provide the Capital Protection Provider with the option to terminate the Capital Protection Agreement. Upon the termination of the Capital Protection Agreement under the circumstances described above, it is expected that the Portfolio will follow an orderly liquidation process. In addition, following the termination of the Capital Protection Agreement the liability of the Capital Protection Provider will be determined and any monetary obligation will be settled following which the Capital Protection Provider will owe no further duties to the Portfolio under the Capital Protection Agreement. The Settlement Amount payable by the Capital Protection Provider is limited to the Maximum Settlement Amount.

•	Automatic Cancellation of the Protection – If an action or omission of the Portfolio, Janus Capital or certain key employees of Janus Capital, or the Portfolio’s custodian constitutes gross negligence, bad faith, willful misconduct, fraud, or a criminal act, that negatively impacts a share class’ NAV by 1% or more, the Capital Protection Agreement will automatically terminate and the Protection will be cancelled. As a result, the Capital Protection Provider will have no payment obligation to the Portfolio under the Capital Protection Agreement, even where the NAV of a share class is below its Protected NAV. The foregoing events are the only contractual events that terminate both the Capital Protection Agreement and the obligation for the Capital Protection Provider to pay the Settlement Amount. Upon the occurrence of such an event, shareholders who continue to hold shares after the Termination Date will not receive the Protected NAV but will instead receive the then-current NAV at the time their shares are redeemed, which may be lower than the Protected NAV and lower than the price per share of the shareholder’s initial investment. It is important to understand that if an event occurs that results in the cancellation of the Protection and the Portfolio is subsequently liquidated, none of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will be responsible for any shortfall between the then-current NAV of any share class and the corresponding Protected NAV. Also, in such events, the Parent Guarantor will have no obligations to the Portfolio under the Parent Guaranty. The Capital Protection Provider does not have the right to terminate the Portfolio, however, and the Portfolio may, at the discretion of the Portfolio’s Board of Trustees, continue operations under a new agreement with a different capital protection provider.

•	Automatic Termination as a Result of a Cash Recomposition Event – The Capital Protection Agreement requires that the Portfolio reallocate its portfolio if, as reported by the Capital Protection Provider, the Capital Protection Provider provides the Portfolio with a report that indicates that a certain “cushion” amount is less than (i) a specified percentage of the aggregate net asset value of the Portfolio or (ii) the aggregate amount of haircuts applied by the Capital Protection Provider to the various investments and other positions of the Portfolio. The reallocation of assets needs to be done in accordance with a plan submitted to the Capital Protection Provider. If the Portfolio fails to provide a satisfactory portfolio reallocation plan or fails to reallocate its portfolio in accordance with the plan, the Capital Protection Agreement will immediately terminate. To determine the “cushion,” the Capital Protection Provider will calculate for each share class the difference between the NAV and the Protected NAV of such share class, as a percentage of the NAV of such share class, and the lowest percentage will be multiplied by the aggregate net asset value of the Portfolio. Upon the termination of the Capital Protection Agreement under these circumstances, the liability of the Capital Protection Provider under the Capital Protection Agreement, if any, will be determined and cash settled, following which the Capital Protection Provider will have no further liability under the Capital Protection Agreement, including with respect to the Protection.

•	Termination upon Reporting Event – Under the Capital Protection Agreement, Janus Capital is required to submit daily reports to the Capital Protection Provider. In the event that the Capital Protection Provider disputes any of the information contained in such reports, notice of such dispute is provided to the Portfolio. If the Capital Protection Provider and the Portfolio are unable to resolve such dispute within two business days after receipt of the report, the Capital Protection Provider is permitted to terminate the Protection. Upon the termination of the Capital Protection Agreement under these circumstances, the liability of the Capital Protection Provider under the Capital Protection Agreement, if any, will be determined and cash settled based on the latest undisputed report, following which the Capital Protection Provider will have no further liability under the Capital Protection Agreement, including with respect to the Protection.

•	Termination by the Portfolio – The Portfolio may terminate the Capital Protection Agreement and the Protection for a number of reasons, including, but not limited to, a bankruptcy of the Capital Protection Provider or the Parent Guarantor, a ratings downgrade of the Parent Guarantor below Baa3 by Moody’s or BBB- by S&P or if the Portfolio’s Board of Trustees determines that it is in the best interest of the Portfolio to terminate the Capital Protection Agreement or to liquidate the Portfolio. Upon the termination of the Capital Protection Agreement under these circumstances, the liability of the Capital

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Protection Provider under the Capital Protection Agreement will be determined and be settled, following which the Capital Protection Provider will have no further liability under the Capital Protection Agreement, including with respect to the Protection.

•	Termination by either the Capital Protection Provider or the Portfolio – Upon written notice, the Capital Protection Agreement may also be terminated by any party to the agreement after five years to be effective on a date that is five years, following the non-terminating Party’s receipt of such notice. Therefore, the earliest date that the Capital Protection Agreement and the Protection can terminate under this provision is at the expiration of the initial 10-year term of the Agreement. Upon the termination of the Capital Protection Agreement under the circumstances described in this paragraph, it is expected that the Portfolio will follow an orderly liquidation process. In addition, following the termination of the Capital Protection Agreement the liability of the Capital Protection Provider will be determined and any monetary obligation will be settled following which the Capital Protection Provider will owe no further duties to the Portfolio under the Capital Protection Agreement.

•	Automatic Termination Relating to Valuation of the Capital Protection Agreement – The Portfolio intends to take the position that the right to receive a payment from the Capital Protection Provider is itself a capital asset. However, until the Protection is triggered, the Portfolio expects that the value of the Capital Protection Agreement will be $0. If, however, the Portfolio assigns a value greater than $0 to the Capital Protection Agreement or any other Capital Protection Document in calculating the net asset value per share of the shares of any share class, the Capital Protection Agreement will automatically terminate.

Please refer to the Portfolio’s Prospectus for additional detail related to the Capital Protection Agreement.

Diversification
Portfolios are classified as either “diversified” or “nondiversified.” Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. To be classified as “diversified” under the 1940 Act, a portfolio may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A portfolio that is classified as “nondiversified” under the 1940 Act is not subject to the same restrictions and therefore has the ability to take larger positions in a smaller number of issuers than a portfolio that is classified as “diversified.” This gives a portfolio which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio manager has identified as the most attractive for the investment objective and strategy of the portfolio. However, because the appreciation or depreciation of a single security may have a greater impact on the NAV of a portfolio which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio which is classified as diversified. This fluctuation, if significant, may affect the performance of a portfolio.

Cash Position
As discussed in the Prospectus, the Portfolio’s use of a risk allocation methodology may result in a significant portion of the Portfolio’s assets being held in cash. The Portfolio’s allocation to cash and/or cash equivalent investments may depend on prevailing market conditions and could be as high as 100% of its assets. Additionally, the Portfolio’s cash position may temporarily increase under various circumstances. Securities that the Portfolio may invest in as a means of receiving a return on idle cash include domestic or foreign currency denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. The Portfolio may also invest in affiliated or non-affiliated money market funds. (Refer to “Investment Company Securities.”)

Illiquid Investments
Although the Portfolio intends to invest in liquid securities, it may hold up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization (“NRSRO”). Investments in Rule 144A Securities could have the effect of increasing the level of the Portfolio’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes affecting the security. Foreign securities that may be freely

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traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Portfolio’s liquidity procedures if traded in that market. Such securities will be treated as “restricted” if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933, as amended (the “1933 Act”).

If illiquid securities exceed 15% of the Portfolio’s net assets after the time of purchase, the Portfolio will take steps to reduce its holdings of illiquid securities in an orderly fashion. Because illiquid securities may not be readily marketable, the portfolio manager may not be able to dispose of them in a timely manner. As a result, the Portfolio may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of the Portfolio to decline.

Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete, among other things, certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Portfolio does not have the right to vote on securities while they are being lent; however, the Portfolio may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser. An investment in a cash management vehicle is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and the affiliated cash management vehicle in which the cash collateral is invested, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and the cash management vehicle. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing the cash management vehicle used for the securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

Equity Securities
The Portfolio may invest in equity securities, which include, but are not limited to, common and preferred stocks, securities convertible or exchangeable into common stock, and warrants.

Common Stock. Common stock represents a proportionate share of the ownership of a company. Common stocks sometimes are divided into several classes, with each class having different voting rights, dividend rights, or other differences in their rights and priorities. The value of a stock is based on the market’s assessment of the current and future success of a company’s business, any income paid to stockholders, the value of the company’s assets, and general market conditions. The value of a stock may also be adversely affected by other factors such as accounting irregularities, actual or perceived weaknesses in corporate governance practices of a company’s board or management, and changes in company management. Common stock values can fluctuate dramatically over short periods.

Preferred Stock. A preferred stock represents an ownership interest in a company, but pays dividends at a specific rate and has priority over common stock in payment of dividends and liquidation claims. Preferred stock dividends are generally cumulative, noncumulative, or participating. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. Like debt securities, the value of a preferred stock often fluctuates more in response to changes in interest rates and the creditworthiness of the issuer, rather than in response to

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changes in the issuer’s profitability and business prospects. Preferred stock is subject to similar risks as common stock and debt securities.

Convertible Security. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security, such as a “convertible preferred stock,” provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. Like a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. As with a fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Portfolio is called for redemption or conversion, the Portfolio could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Warrants. Warrants constitute options to purchase equity securities at a specific price and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying equity securities. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the common stock to rise. The price of a warrant may be more volatile than the price of its underlying security. A warrant becomes worthless if it is not exercised within the specified time period.

Special Purpose Acquisition Companies. The Portfolio may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC typically invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities, and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of a SPAC’s securities is particularly dependent on the ability of the SPAC’s management to timely identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. To the extent the SPAC is invested in cash or similar securities while awaiting an acquisition opportunity, the Portfolio’s ability to meet its investment objective may be negatively impacted. In addition, SPACs, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Financial Services Risk
To the extent that the Portfolio invests a significant portion of its assets in the financial services sector, the Portfolio will have more exposure to the risks inherent to the financial services sector. Financial services companies may be adversely affected by changes in regulatory framework or interest rates that may negatively affect financial services businesses; exposure of a financial institution to a nondiversified or concentrated loan portfolio; exposure to financial leverage and/or investments or agreements that, under certain circumstances, may lead to losses; and the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all financial services companies.

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Natural Disasters and Extreme Weather Conditions
Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Foreign Securities
The Portfolio may invest in foreign securities either indirectly through various derivative instruments (including, but not limited to, participatory notes, depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities because the Portfolio’s performance may depend on factors other than the performance of a particular company. These factors include:

Currency Risk. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Portfolio’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Additionally, European markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and worldwide sellers of credit default swaps linked to that country’s creditworthiness. These trends have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of all European countries, which in turn may have a material adverse effect on the Portfolio’s investments in such countries, other countries that depend on European countries for significant amounts of trade or investment, or issuers with exposure to European debt.

Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares, or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on the Portfolio. Such factors may hinder the Portfolio’s ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio’s investment strategies and potentially affecting the value of the Portfolio.

Geographic Investment Risk. To the extent that the Portfolio invests a significant portion of its assets in a particular country or geographic region, the Portfolio will generally have more exposure to certain risks due to possible political, economic,

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social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Portfolio’s performance.

Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Emerging Markets. The Portfolio may invest its assets in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Under the Capital Protection Agreement, such countries include, but might not be limited to, Brazil, China, Hong Kong, Israel, Mexico, New Zealand, Singapore, South Korea, Russia, Turkey, Hungary, Vietnam, or South Africa. Investing in emerging markets involves certain risks not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries as previously discussed under “Foreign Securities.” The prices of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. In addition, the economies of developing countries tend to be heavily dependent upon international trade and, as such, have been, and may continue to be, adversely impacted by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they do business.

The securities markets of many of the countries in which the Portfolio may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolio to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. Further, the Portfolio’s ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities. The Portfolio may be subject to emerging markets risk to the extent that it invests in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

Short Sales
The Portfolio may engage in “short sales against the box.” This technique involves either selling short a security that the Portfolio owns, or selling short a security that the Portfolio has the right to obtain, for delivery at a specified date in the future. The Portfolio does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. The Portfolio borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain.

The Portfolio may also engage in other short sales. The Portfolio may engage in short sales when the portfolio manager anticipates that a security’s market purchase price will be less than its borrowing price. In a short sale transaction, the Portfolio sells a security it does not own to a purchaser at a specified price. To complete a short sale, the Portfolio must: (i) borrow the security to deliver it to the purchaser and (ii) buy that same security in the market to return it to the lender. Short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, the Portfolio may incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security, and the Portfolio may realize a gain if the security declines in price between those same dates. Although the Portfolio’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. To borrow the security, the Portfolio may also be required to pay a premium, which would increase the cost of the security sold.

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The Portfolio may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and the Portfolio may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, it is more likely that the Portfolio will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

Until the Portfolio closes its short position or replaces the borrowed security, the Portfolio may designate liquid assets it owns (other than the short sale proceeds) as segregated assets to the books of the broker and/or its custodian in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner is expected to be increased or decreased each business day equal to the change in market value of the Portfolio’s obligation to purchase the security sold short. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. If the lending broker requires the Portfolio to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Portfolio is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. The Portfolio believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at an exercise price that covers the obligation), or by the Portfolio’s segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Portfolio’s borrowing restrictions. This requirement to segregate assets limits the Portfolio’s leveraging of its investments and the related risk of losses from leveraging. The Portfolio also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Zero Coupon, Step Coupon, and Pay-In-Kind Securities
Within the parameters of its specific investment policies, the Portfolio may invest up to 10% of its net assets in zero coupon, step coupon, and pay-in-kind securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par or whether to extend it until the next payment date at the new coupon rate. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of the Portfolio’s restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

For federal income tax purposes, holders of zero coupon securities and step coupon securities are required to recognize income even though the holders receive no cash payments of interest during the year. Similarly, holders of payment-in-kind securities must include in their gross income the value of securities they receive as “interest.” In order to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder, the Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds and non-cash income from payment-in-kind securities. Because the Portfolio will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin or may receive non-cash interest payments, in some years the Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code. The Portfolio may obtain such cash from selling other portfolio holdings, which may cause the Portfolio to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the amount of cash available for investment by the Portfolio, to reduce the assets to which Portfolio expenses could be allocated, and to reduce the rate of return for the Portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Portfolio to sell the securities at the time.

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Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities
The Portfolio may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts, and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary, which are passed through to purchasers, such as the Portfolio. The most common type of pass-through securities is mortgage-backed securities. Government National Mortgage Association (“Ginnie Mae”) Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Portfolio will generally purchase “modified pass-through” Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the “issuer” and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

The Federal Home Loan Mortgage Corporation (“Freddie Mac”) issues two types of mortgage pass-through securities: mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

The Federal National Mortgage Association (“Fannie Mae”) issues guaranteed mortgage pass-through certificates (“Fannie Mae Certificates”). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of the Portfolio, if relevant. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Portfolio might be converted to cash, and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Portfolio’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

The Portfolio’s investments in mortgage-backed securities may be backed by subprime mortgages. Subprime mortgages are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their

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mortgages. Investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt, asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

The Portfolio also may invest in other types of pass-through securities, such as credit-linked trust certificates, traded custody receipts, and participation interests. Holders of the interests are entitled to receive distributions of interest, principal, and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, the Portfolio may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of such additional funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Portfolio’s Prospectus may apply.

Investment Company Securities
From time to time, the Portfolio may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits the Portfolio from acquiring: (i) more than 3% of another investment company’s voting stock; (ii) securities of another investment company with a value in excess of 5% of the Portfolio’s total assets; or (iii) securities of such other investment company and all other investment companies owned by the Portfolio having a value in excess of 10% of the Portfolio’s total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Portfolio if, after the sale: (i) the Portfolio owns more than 3% of the other investment company’s voting stock or (ii) the Portfolio and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If the Portfolio is an approved underlying fund in a Janus fund of funds, the Portfolio may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Portfolio may invest its cash holdings in affiliated or non-affiliated money market funds as part of a cash sweep program. The Portfolio may purchase unlimited shares of affiliated or non-affiliated money market funds and of other funds managed by Janus Capital, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order. To the extent the Portfolio invests in money market funds or other funds, the Portfolio will be subject to the same risks that investors experience when investing in such other funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other funds. Additionally, as the adviser to the Portfolio and the money market funds or other funds or investment vehicles in which the Portfolio may invest, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Portfolio and the money market funds and other funds.

Investment companies may include index-based investments such as exchange-traded funds (“ETFs”), which hold substantially all of their assets in investments representing specific indices. The main risk of investing in index-based investments is the same as investing in a portfolio of investments comprising the index. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio investments and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the Portfolio, to acquire their securities in excess of the limits of the 1940 Act.

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Exchange-Traded Notes
The Portfolio may invest in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no period coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the Portfolio’s total return. The Portfolio may invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Portfolio invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Portfolio’s right to redeem its investment in an ETN, which are meant to be held until maturity. The Portfolio’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Depositary Receipts
The Portfolio may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolio may also invest in European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, regulatory risk, market risk, and geographic investment risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Portfolio’s Prospectus.

U.S. Government Securities
To the extent permitted by its investment objective and policies, the Portfolio may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which the Portfolio may invest include U.S. Treasury securities, including Treasury Inflation Protection Securities (“TIPS”), and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which the Portfolio may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association (“Sallie Mae”) are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Obligations
The Portfolio may invest in municipal obligations issued by states, territories, and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often

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depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable the Portfolio to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities
Other types of income-producing securities that the Portfolio may purchase include, but are not limited to, the following types of securities:

Inverse floaters. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. The Portfolio will not invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, the Portfolio could lose money, or its NAV could decline by the use of inverse floaters.

Standby commitments. Standby commitments are the rights to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Strip bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bonds. This investment structure is commonly used as a means of enhancing a security’s liquidity.

The Portfolio will purchase standby commitments, tender option bonds, and instruments with demand features primarily for the purpose of increasing the liquidity of its portfolio holdings.

Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

In order to most effectively use these investments, the portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, the Portfolio could be adversely affected by the use of variable or floating rate obligations.

Real Estate Investment Trusts (“REITs”)
Within the parameters of its specific investment policies, the Portfolio may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. Investment in REITs may subject the Portfolio to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition, and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Portfolio’s investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the registration requirements of the 1940 Act. By investing

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in REITs indirectly through the Portfolio, a shareholder will bear not only his or her proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Repurchase and Reverse Repurchase Agreements
In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.” A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Portfolio may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent the Portfolio’s collateral focuses in one or more sectors, such as banks and financial services, the Portfolio is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital’s analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose the Portfolio to additional risk regardless of the creditworthiness of the parties involved in the transaction.

Reverse repurchase agreements are transactions in which the Portfolio sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Portfolio will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

Generally, a reverse repurchase agreement enables the Portfolio to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Portfolio with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Portfolio’s holdings, although the Portfolio’s intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, the Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolio will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

Mortgage Dollar Rolls
The Portfolio may enter into “mortgage dollar rolls,” which are similar to reverse repurchase agreements in certain respects. In a “mortgage dollar roll” transaction, the Portfolio sells a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Portfolio pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Portfolio enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Portfolio, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to the Portfolio generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and, therefore, price); and (vi) satisfy “good delivery” requirements, meaning

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that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

The Portfolio’s obligations under a dollar roll agreement must be covered by cash, U.S. Government securities, or other liquid high grade debt obligations equal in value to the securities subject to repurchase by the Portfolio, and segregated in accordance with 1940 Act requirements. To the extent that the Portfolio collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. During the roll period, the Portfolio foregoes principal and interest paid on the mortgage-backed security. The Portfolio is compensated by the difference between the current sale price and the lower forward purchase price, often referred to as the “drop,” as well as the interest earned on the cash proceeds of the initial sale.

Successful use of mortgage dollar rolls depends on the Portfolio’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Portfolio is required to purchase may decline below the agreed upon repurchase price.

Loans
Bank Loans. The Portfolio may invest in bank loans (no more than 5% of the Portfolio’s total assets), which include institutionally-traded floating and fixed-rate debt securities. The bank loans in which the Portfolio may invest may be denominated in U.S. or non-U.S. currencies, including the euro.

Bank loans are obligations of companies or other entities that are typically issued in connection with recapitalizations, acquisitions, and refinancings, and may be offered on a public or private basis. Bank loans often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged and may be distressed or involved in bankruptcy proceedings. The Portfolio generally invests in bank loans directly through an agent, either by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Assignments and participations involve credit risk, interest rate risk, and liquidity risk. To the extent the Portfolio invests in non-U.S. bank loan investments, those investments are subject to the risks of foreign investment, including Eurozone risk. Some bank loans may be purchased on a “when-issued” basis.

When the Portfolio purchases an assignment, the Portfolio generally assumes all the rights and obligations under the loan agreement and will generally become a “lender” for purposes of the particular loan agreement. The rights and obligations acquired by the Portfolio under an assignment may be different, and be more limited, than those held by an assigning lender. Subject to the terms of a loan agreement, the Portfolio may enforce compliance by a borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-off. If a loan is foreclosed, the Portfolio may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligations or that the collateral could be liquidated.

If the Portfolio purchases a participation interest, it typically will have a contractual relationship with the lender and not with the borrower. The Portfolio may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender, or any other intermediate participant. The Portfolio may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender and only upon receipt by the lender of the payments from the borrower. The failure by the Portfolio to receive scheduled interest or principal payments may adversely affect the income of the Portfolio and may likely reduce the value of its assets, which would be reflected by a reduction in the Portfolio’s NAV.

The borrower of a loan in which the Portfolio holds an assignment or participation interest may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the Portfolio will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation. This may result in the Portfolio realizing less income on a particular investment and replacing the loan with a less attractive security, which may provide less return to the Portfolio.

Floating Rate Loans Generally. Floating rate loans typically are negotiated, structured, and originated by a bank or other financial institution (an “agent”) for a lending group or “syndicate” of financial institutions. In most cases, the Portfolio relies on the agent to assert appropriate creditor remedies against the borrower. The agent may not have the same interests as the Portfolio, and the agent may determine to waive certain covenants contained in the loan agreement that the Portfolio would

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not otherwise have determined to waive. The typical practice of an agent relying on reports from a borrower about its financial condition may involve a risk of fraud by a borrower. In addition, if an agent becomes insolvent or carries out its duties improperly, the Portfolio may experience delays in realizing payment and/or risk loss of principal and/or income on its floating rate loan investments. The investment team performs a credit analysis on the borrower but typically does not perform credit analysis on the agent or other intermediate participants.

Floating rate loans have interest rates that adjust periodically and are tied to a benchmark lending rate such as the London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks (“Prime Rate”) or the rate paid on large certificates of deposit traded in the secondary markets (“CD rate”). The interest rate on Prime Rate based loans and corporate debt securities may float daily as the Prime Rate changes, while the interest rate on LIBOR or CD rate based loans and corporate debt securities may reset periodically. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Investing in floating rate loans with longer interest rate reset periods may increase fluctuations in the Portfolio’s NAV as a result of changes in interest rates. The Portfolio may attempt to hedge against interest rate fluctuations by entering into interest rate swaps or by using other hedging techniques.

While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans and delayed draw term loans. Such loans generally obligate the lender (and those with an interest in the loan) to fund the loan at the borrower’s discretion. As such, the Portfolio would need to maintain amounts sufficient to meet its contractual obligations. In cases where the Portfolio invests in revolving loans and delayed draw term loans, the Portfolio will maintain high quality liquid assets in an amount at least equal to its obligations under the loans. Amounts maintained in high-quality liquid assets may provide less return to the Portfolio than investments in floating rate loans. Loans involving revolving credit facilities or delayed terms may require the Portfolio to increase its investment in a particular floating rate loan when it otherwise would not have done so. Further, the Portfolio may be obligated to do so even if it may be unlikely that the borrower will repay amounts due.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.

With respect to certain loan transactions, including but not limited to private placements, the Portfolio may determine not to receive confidential information. Such a decision may place the Portfolio at a disadvantage relative to other investors in loans who determine to receive confidential information, as the Portfolio may be limited in its available investments or unable to make accurate assessments related to certain investments.

In cases where Janus Capital receives material, nonpublic information about the issuers of loans that may be held in the Portfolio’s holdings, Janus Capital’s ability to trade in these loans for the account of the Portfolio could potentially be limited by its possession of such information, to the extent required by applicable law. Such limitations on the ability to trade in the loans and/or other securities of the issuer could have an adverse effect on the Portfolio by, for example, preventing the Portfolio from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

The secondary market on which floating rate loans are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate loans and that there may be restrictions on their transfer. As a result, the Portfolio may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The secondary market may also be subject to irregular trading activity, wide price spreads, and extended trade settlement periods. With respect to below-investment grade or unrated securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Other Floating Rate Securities. The Portfolio may invest in other types of securities including, but not limited to, unsecured floating rate loans, subordinated or junior debt, including but not limited to, mezzanine loans secured by the stock of the company that owns the assets, corporate bonds, U.S. Government securities, mortgage-backed and other asset-backed securities, repurchase agreements, certain money market instruments, high-risk/high-yield bonds, and other instruments (including synthetic or hybrid) that pay interest at rates that adjust whenever a specified interest rate changes and/or resets on predetermined dates.

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Creditor Committees
Because the Portfolio becomes a creditor of an issuer when holding a bond, Janus Capital may from time to time participate on creditor committees on behalf of the Portfolio. These are committees formed by creditors to negotiate with management of the issuer and are intended to protect the rights of bondholders in the event of bankruptcy, bond covenant default, or other issuer-related financial problems. Participation on creditor committees may expose Janus Capital or the Portfolio to material non-public information of the issuer, restricting the Portfolio’s ability to trade in a particular security. Participation in creditor committees may also expose the Portfolio to federal bankruptcy laws or other legislation governing rights of debtors and creditors. Janus Capital will only participate in creditor committees on behalf of the Portfolio when it believes such participation is desirable to protect the value of portfolio securities or enforce the Portfolio’s rights as a creditor.

High-Yield/High-Risk Bonds
Within the parameters of its specific investment policies, the Portfolio may invest in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor’s Ratings Services and Fitch, Inc., or Ba or lower by Moody’s Investors Service, Inc.). To the extent the Portfolio invests in high-yield/high-risk bonds, under normal circumstances, the Portfolio will limit its investments in such bonds to 35% or less of its net assets.

Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Portfolio would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

The Portfolio may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds will be included in the Portfolio’s limit on investments in bonds rated below investment grade unless its portfolio manager deems such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The portfolio manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

The secondary market on which high-yield securities are traded is less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Additionally, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of this SAI for a description of bond rating categories.

Defaulted Securities
The Portfolio may hold defaulted securities if its portfolio manager believes, based upon an analysis of the financial condition, results of operations, and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Defaulted securities will be included in the Portfolio’s limit on investments in bonds rated below investment grade. Notwithstanding the portfolio manager’s belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

Disposition of Portfolio Securities. Although the Portfolio generally will purchase securities for which its portfolio manager expects an active market to be maintained, defaulted securities may be less actively traded than other securities, and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolio will limit holdings of any such securities to amounts that the portfolio manager believes could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Portfolio’s ability to readily dispose of securities to meet redemptions.

Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolio.

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Futures, Options, and Other Derivative Instruments
The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

The Portfolio may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations. (See “Income Dividends, Capital Gains Distributions, and Tax Status.”)

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including:

Counterparty risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

Currency risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Index risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Derivatives may generally be traded over-the-counter (“OTC”) or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Futures Contracts. The Portfolio may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, commodities, and commodity-linked derivatives (to the extent permitted by the Portfolio and the Internal Revenue Code), or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, commodities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”) or brokerage firm, which are members of a relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Portfolio intends to, but may not always, invest in U.S. futures contracts that are

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listed on the S&P 500® Index, the Russell 1000® Index, or the NASDAQ Composite Index, and have a remaining term of less than 120 days.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded, and currently are maintained in cash or certain other liquid assets held by the Portfolio. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio’s investment limitations. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolio does business.

The Portfolio has filed a notice of eligibility for exemption from the definition of the term “commodity pool operator” in accordance with Rule 4.5 of the U.S. Commodity Exchange Act, as amended (“Commodity Exchange Act”) and, therefore, the Portfolio is not subject to regulation as a commodity pool operator under the Commodity Exchange Act. The Portfolio may enter into futures contracts and related options as permitted under Rule 4.5. Amendments to Rule 4.5 adopted in 2012, however, narrowed the exemption from the definition of commodity pool operator and effectively imposed additional restrictions on the Portfolio’s use of futures, options, and swaps. The Portfolio will become subject to increased CFTC regulation if the Portfolio invests more than a prescribed level of its assets in such instruments, or if the Portfolio markets itself as providing investment exposure to these instruments. If the Portfolio cannot meet the requirements of Rule 4.5, Janus Capital and the Portfolio would need to comply with additional disclosure, reporting, and recordkeeping requirements, which are currently pending final rulemaking. Although the ultimate effect of such rulemaking on the Portfolio is uncertain, such additional requirements could increase the Portfolio’s expenses and/or limit the Portfolio’s ability to achieve its investment objective. Janus Capital is registered as a commodity pool operator in connection with the operation of one or more other Janus mutual funds which do not qualify for the Rule 4.5 exemption.

Although the Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Portfolio immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because the Portfolio’s cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Portfolio’s return could be diminished due to the opportunity losses of foregoing other potential investments.

The Portfolio may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Portfolio may also enter into futures contracts to protect itself from fluctuations in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. The Portfolio may also use this technique with respect to an individual company’s stock. To the extent the Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover the Portfolio’s obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to the futures contracts. Conversely, if the Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if the Portfolio holds an individual company’s stock and expects the price of that stock to decline, the Portfolio may sell a futures contract on that stock in hopes of offsetting the potential decline in the company’s stock price. The Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

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If the Portfolio owns interest rate sensitive securities and the portfolio manager expects interest rates to increase, the Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Portfolio selling such securities in its portfolio. If interest rates increase as anticipated, the value of the securities would decline, but the value of the Portfolio’s interest rate futures contract would increase, thereby keeping the NAV of the Portfolio from declining as much as it may have otherwise. If, on the other hand, the portfolio manager expects interest rates to decline, the Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the securities. Although the Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio manager still may not result in a successful use of futures.

Futures contracts entail risks. There is no guarantee that derivative investments will benefit the Portfolio. The Portfolio’s performance could be worse than if the Portfolio had not used such instruments. For example, if the Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio manager must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Portfolio.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Portfolio will not match exactly the Portfolio’s current or potential investments. The Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests – for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities – which involves a risk that the futures position will not correlate precisely with the performance of the Portfolio’s investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Portfolio’s investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Portfolio’s investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio’s futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Portfolio’s other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when

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the price fluctuation limit is reached, it may be impossible for the Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Portfolio’s access to other assets held to cover its futures positions also could be impaired.

Options on Futures Contracts. The Portfolio may buy and write put and call options on futures contracts. A purchased option on a future gives the Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Portfolio is not fully invested, it may buy a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio’s holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio is considering buying. If a call or put option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Portfolio’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

The amount of risk the Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the asset at the time of delivery. The Portfolio may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes the Portfolio’s principal uses of forward foreign currency exchange contracts (“forward currency contracts”). The Portfolio may enter into forward currency contracts with stated contract values of up to the value of the Portfolio’s assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Portfolio may invest in forward currency contracts for nonhedging purposes such as seeking to enhance return. The Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell (“transaction hedge”). The Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that

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currency (“position hedge”) or by participating in options or futures contracts with respect to the currency. The Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments (“anticipatory hedge”). In any of these circumstances the Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies (“cross-hedge”). In addition, certain portfolios may cross-hedge their U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in their respective benchmark index and/or to cover an underweight country or region exposure in their portfolio.

These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Portfolio’s foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Portfolio’s currency exposure from one foreign currency to another removes the Portfolio’s opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Portfolio if the portfolio manager’s projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases which may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

In general, the Portfolio covers outstanding forward currency contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio’s custodian segregates cash or other liquid assets having a value equal to the aggregate amount of the Portfolio’s commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Portfolio will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Portfolio’s commitments with respect to such contracts. As an alternative to segregating assets, the Portfolio may buy call options permitting the Portfolio to buy the amount of foreign currency being hedged by a forward sale contract, or the Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolio’s ability to utilize forward contracts may be restricted. In addition, the Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

Options on Foreign Currencies. The Portfolio may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may buy put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, the Portfolio could sustain losses on transactions in foreign currency options that would require the Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

The Portfolio may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Portfolio could, instead of

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purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decline in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow the Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised, and the Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The Portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by the Portfolio is “covered” if the Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Portfolio in cash or other liquid assets in a segregated account with the Portfolio’s custodian.

The Portfolio also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

Eurodollar Instruments. The Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the LIBOR, although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Additional Risks of Options on Foreign Currencies, Forward Contracts, and Foreign Instruments. Unlike transactions entered into by the Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Similarly, options on currencies may be traded over-the-counter. In an OTC trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the Options Clearing Corporation (“OCC”), thereby reducing the risk of credit default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the OTC market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration or to limit losses in the event of adverse market movements.

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The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts, and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Portfolio’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

The Portfolio may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject the Portfolio to expenses such as legal fees and may make the Portfolio an “insider” of the issuer for purposes of the federal securities laws, which may restrict the Portfolio’s ability to trade in or acquire additional positions in a particular security or other securities of the issuer when it might otherwise desire to do so. Participation by the Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Portfolio would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce the Portfolio’s rights as a creditor or to protect the value of securities held by the Portfolio.

Options on Securities. In an effort to increase current income and to reduce fluctuations in NAV, the Portfolio may write covered and uncovered put and call options and buy put and call options on securities that are traded on U.S. and foreign securities exchanges and OTC. Examples of covering transactions include: (i) for a written put, selling short the underlying instrument at the same or higher price than the put’s exercise price; and (ii) for a written call, owning the underlying instrument. The Portfolio may write and buy options on the same types of securities that the Portfolio may purchase directly. The Portfolio may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date.

The Portfolio may cover its obligations on a put option by segregating cash or other liquid assets with the Portfolio’s custodian for a value equal to: (i) the full notional value of the put for physically settled options; or (ii) the in-the-money value of the put for cash settled options. The Portfolio may also cover its obligations on a put option by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held: (i) is equal to or greater than the exercise price of the put written; or (ii) is less than the exercise price of the put written if the difference is maintained by the Portfolio in cash or other liquid assets in a segregated account with its custodian. The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The Portfolio may cover its obligations on a call option by segregating cash or other liquid assets with the Portfolio’s custodian for a value equal to: (i) the full notional value of the call for physically settled options; or (ii) the in-the-money value of the call for cash settled options. The Portfolio may also cover its obligations on a written call option by (i) owning the underlying security covered by the call or having an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolio’s custodian) upon conversion or exchange of other securities held in its portfolio; or (ii) holding a call on the same security and in the same principal amount as the call written where the exercise price of the call held: (a) is equal to or less than the exercise price of the call written; or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash or other liquid assets in a segregated account with its custodian.

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The Portfolio would write a call option for hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio manager believes that writing the option would achieve the desired hedge.

The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer’s position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a “closing sale transaction.” This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

In the case of a written call option, effecting a closing transaction will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Portfolio to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit the Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, the Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

The Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Portfolio may not be able to effect closing transactions in particular options and the Portfolio would have to exercise the options in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange (“Exchange”) on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

The Portfolio may write options in connection with buy-and-write transactions. In other words, the Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”), or above (“out-of-the-money”) the current value of the underlying security at the time the option is written.

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Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Portfolio’s maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Portfolio’s purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio’s gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Portfolio may elect to close the position or take delivery of the security at the exercise price and the Portfolio’s return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

The Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

The Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.

The Portfolio may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that the Portfolio has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

Options on Securities Indices. The Portfolio may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities. The index may fluctuate as a result of changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor’s 100. Indices may also be based on a particular industry, market segment, or certain currencies such as the U.S. Dollar Index or DXY Index.

Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

Options on Non-U.S. Securities Indices. The Portfolio may purchase and write put and call options on foreign securities indices listed on domestic and foreign securities exchanges. The Portfolio may also purchase and write OTC options on foreign securities indices.

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The Portfolio may, to the extent allowed by federal and state securities laws, invest in options on non-U.S. securities indices instead of investing directly in individual non-U.S. securities. The Portfolio may also use foreign securities index options for bona fide hedging and non-hedging purposes.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices may be more likely to occur, although the Portfolio generally will only purchase or write such an option if the portfolio manager believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the portfolio manager believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in the Portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the portfolio manager may be forced to liquidate portfolio securities to meet settlement obligations. The Portfolio’s activities in index options may also be restricted by the requirements of the Internal Revenue Code for qualification as a regulated investment company.

In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or exist.

Other Options. In addition to the option strategies described above and in the Prospectus, the Portfolio may purchase and sell a variety of options with non-standard payout structures or other features (“exotic options”). Exotic options are traded OTC and typically have price movements that can vary markedly from simple put or call options. The risks associated with exotic options are that they cannot be as easily priced and may be subject to liquidity risk. While some exotic options have fairly active markets others are mostly thinly traded instruments. Some options are pure two-party transactions and may have no liquidity. The Portfolio may treat such instruments as illiquid and will limit its investments in such instruments to no more than 15% of its net assets, when combined with all other illiquid investments of the Portfolio. The Portfolio may use exotic options to the extent that they are consistent with the Portfolio’s investment objective and investment policies, and applicable regulations.

The Portfolio may purchase and sell exotic options that have values which are determined by the correlation of two or more underlying assets. These types of options include, but are not limited to, outperformance options, yield curve options, or other spread options.

Outperformance Option – An option that pays the holder the difference in the performance of two assets. The value of an outperformance option is based on the relative difference, i.e. the percentage outperformance of one underlying security or index compared to another. Outperformance options allow the Portfolio to gain leveraged exposure to the percentage price performance of one security or index over another. The holder of an outperformance option will only receive payment under the option contract if a designated underlying asset outperforms the other underlying asset. If outperformance does not occur, the holder will not receive payment. The option may expire worthless despite positive performance by the designated underlying asset. Outperformance options are typically cash settled and have European-style exercise provisions.

Yield Curve Options – An option whose value is based on the yield spread or yield differential between two securities. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Spread Option – A type of option that derives its value from the price differential between two or more assets, or the same asset at different times or places. Spread options can be written on all types of financial products including equities, bonds and currencies.

Swaps and Swap-Related Products. The Portfolio may enter into swap agreements or utilize swap-related products, including, but not limited to, total return swaps, equity swaps, interest rate swaps, caps, and floors (either on an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities). Swap agreements are two-party

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contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. The Portfolio may enter into swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Portfolio. The Portfolio will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio’s obligations over its entitlement with respect to each swap will be calculated on a daily basis, and an amount of cash or other liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the Portfolio’s custodian. If the Portfolio enters into a swap on other than a net basis, it would maintain segregated assets in the full amount accrued on a daily basis of its obligations with respect to the swap.

Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If there is a default by the other party to such a transaction, the Portfolio normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Swap agreements traditionally were privately negotiated and entered into in the over-the-counter market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now requires certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

The Portfolio normally will not enter into any total return, equity, or interest rate swap, cap, or floor transaction unless the claims-paying ability of the other party thereto meets guidelines established by Janus Capital. Janus Capital’s guidelines may be adjusted in accordance with market conditions. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. Generally, parties that are rated in the highest short-term rating category by an NRSRO will meet Janus Capital’s guidelines. The ratings of NRSROs represent their opinions of the claims-paying ability of entities rated by them. NRSRO ratings are general and are not absolute standards of quality.

The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other types of swaps. To the extent the Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of total return, equity, or interest rate swap transactions that may be entered into by the Portfolio. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that the Portfolio is contractually obligated to make. If the other party to a swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Portfolio may buy and sell (i.e., write) caps and floors, without limitation, subject to the segregation requirement described above.

Another form of a swap agreement is the credit default swap. The Portfolio may enter into various types of credit default swap agreements (with notional values not to exceed 10% of the net assets of the Portfolio) for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, the Portfolio would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller could be required to make in a credit default transaction would be the notional amount of the agreement. The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. Credit default swaps could result in losses if the Portfolio does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.

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Credit default swap agreements may involve greater risks than if the Portfolio had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Portfolio will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Portfolio may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Portfolio, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Portfolio.

The Portfolio may invest in funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps that are based on an index of credit default swaps (“CDXs”) or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets.

The Portfolio investing in CDXs is normally only permitted to take long positions in these instruments. The Portfolio holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. The Portfolio also normally indirectly bears its proportionate share of any expenses paid by a CDX in addition to the expenses of the Portfolio. By investing in CDXs, the Portfolio could be exposed to risks relating to, among other things, the reference obligation, illiquidity risk, counterparty risk, and credit risk.

Options on Swap Contracts. The Portfolio may purchase or write covered and uncovered put and call options on swap contracts (“swaptions”). Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.

Volatility Investments. The Portfolio may also utilize swaps, options, ETFs, ETNs, or other instruments for exposure to the Chicago Board Options Exchange Market Volatility Index (“VIX”) or another volatility index. Such investments would be used in accordance with the risk methodology under the Capital Protection Agreement and would be designed in an effort to limit losses in a sharp market decline. There is no guarantee that using such instruments would be effective in limiting losses, and the use of such instruments could impact the ability to increase returns. There are costs associated with entering into such investments, which can impact returns. The Capital Protection Provider may be the entity used to enter into a transaction related to the VIX and, if so, would receive compensation.

Structured Investments. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities.

Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. Structured investments include a wide variety of instruments which are also subject to special risk such as inverse floaters and collateralized debt obligations. Inverse floaters involve leverage which may magnify

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the Portfolio’s gains or losses. The risk of collateral debt obligations depends largely on the type of collateral securing the obligations. There is a risk that the collateral will not be adequate to make interest or other payments related to the debt obligation the collateral supports.

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, the Portfolio’s ability to resell such a structured instrument may be more limited than its ability to resell other Portfolio securities. The Portfolio may treat such instruments as illiquid and will limit its investments in such instruments to no more than 15% of the Portfolio’s net assets, when combined with all other illiquid investments of the Portfolio.

PORTFOLIO TURNOVER

The portfolio turnover rate of the Portfolio is calculated by dividing the lesser of purchases or sales of portfolio securities (exclusive of purchases or sales of U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less) by the monthly average of the value of the portfolio securities owned by the Portfolio during the year. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the fiscal year. A 100% portfolio turnover rate would occur, for example, if all of the securities held by the Portfolio were replaced once during the fiscal year. The Portfolio cannot accurately predict its turnover rate. Variations in portfolio turnover rates shown may be due to market conditions, changes in the size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager. The Portfolio’s portfolio turnover rate may be higher when the Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. Higher levels of portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in Portfolio performance. The following table summarizes the portfolio turnover rates for the Portfolio for the last two fiscal years, unless otherwise noted.

	Portfolio Turnover Rate for		Portfolio Turnover Rate for
	the fiscal year ended		the fiscal year ended
Portfolio Name	December 31, 2012		December 31, 2011
Protected Series – Growth(1)	107%	(2)(3)	N/A

(1)	The Portfolio’s asset allocation varies over time depending on market conditions and the portfolio composition. As a result, the Portfolio’s allocation to each investment component can change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds.

(2)	Not annualized for periods of less than one full year.

(3)	January 3, 2012 (effective date) to December 31, 2012.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the portfolios and to protect the confidentiality of the portfolios’ holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings. In addition to the below, the Protected NAV is expected to be available at janus.com/variable-insurance, and updated to reflect any change to the Protected NAV within one business day of such change.

•	Full Holdings. The Portfolio is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Portfolio shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Portfolio at janus.com/variable-insurance.

The Portfolio may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. The Portfolio’s top portfolio holdings, in order of position size and as a percentage of the Portfolio’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

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•	Other Information. The Portfolio may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Portfolio performance.

•	Equity Component vs. Protection Component. The percentages of the Portfolio’s holdings that are allocated to the Equity Component and the Protection Component are expected to be available on a daily basis.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Portfolios disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

The Janus funds’ Trustees, officers, and primary service providers, including investment advisers identified in this SAI, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the portfolios’ insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings. Any confidentiality agreement entered into regarding disclosure of a Janus fund’s portfolio holdings includes a provision that portfolio holdings are the confidential property of that Janus fund and may not be shared or used directly or indirectly for any purpose (except as specifically provided in the confidentiality agreement), including trading in portfolio shares.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital’s Chief Compliance Officer or Ethics Committee that a Janus fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds’ Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

Under extraordinary circumstances, Janus Capital’s Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

To the best knowledge of the Janus funds, as of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above under ongoing arrangements with the funds and/or Janus Capital, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of one or more subadvisers and their products.

Name	Frequency	Lag Time
ACA Compliance Group	As needed	Current
ALPS Distributors, Inc.	As needed	Current
AnchorPath Financial, LLC	As needed	Current
Apex Systems, Inc.	As needed	Current
Aprimo, Inc.	As needed	Current
Athena Investment Services	As needed	Current

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Name	Frequency	Lag Time
Barclays Capital Inc.	Daily	Current
Barra, Inc.	Daily	Current
BNP Paribas	Daily	Current
BNP Paribas Prime Brokerage, Inc.	Daily	Current
BNP Securities Corp.	Daily	Current
BNY Mellon Performance and Risk Analytics, LLC	Monthly	Current
Brockhouse & Cooper Inc.	Quarterly	Current
Brown Brothers Harriman & Co.	Daily	Current
Callan Associates Inc.	As needed	Current
Cambridge Associates LLC	Quarterly	Current
Canterbury Consulting Inc.	Monthly	Current
Carr Communications NYC, LLC	As needed	Current
Charles River Brokerage, LLC	As needed	Current
Charles River Systems, Inc.	As needed	Current
Charles Schwab & Co., Inc.	As needed	Current
CMS BondEdge	As needed	Current
Compri Consulting, Inc.	Daily	Current
Consulting Services Group, LLC	As needed	Current
Corporate Compliance Partners LLC	As needed	Current
Cutter Associates, Inc.	As needed	Current
Deloitte & Touche LLP	As needed	Current
Deloitte Tax LLP	As needed	Current
Deutsche Bank AG, New York Branch	As needed	Current
DTCC Loan/SERV LLC	Daily	Current
Eagle Investment Systems Corp.	As needed	Current
Ennis, Knupp & Associates, Inc.	As needed	Current
Envestnet Asset Management Inc.	As needed	Current
Ernst & Young LLP	As needed	Current
FactSet Research Systems, Inc.	As needed	Current
Financial Express Limited	As needed	Current
Financial Models Company, Inc.	As needed	Current
FlexTrade LLC	Daily	Current
FT Interactive Data Corporation	Daily	Current
HeterMedia Services Limited	Monthly	Current
Hewitt Associates LLC	As needed	Current
Infotech Consulting Inc.	Daily	Current
Institutional Shareholder Services, Inc.	Daily	Current
International Data Corporation	Daily	Current
Investment Technology Group, Inc.	Daily	Current
InvestTech Systems Consulting, Inc.	Daily	Current
J.P. Morgan Securities LLC	As needed	Current
Jeffrey Slocum & Associates, Inc.	As needed	Current
KFORCE Inc.	Daily	Current
KPMG LLP	As needed	Current
Lipper Inc.	Quarterly	Current
Marco Consulting Group, Inc.	Monthly	Current
Marquette Associates	As needed	Current
Markit Loans, Inc.	Daily	Current
Mercer Investment Consulting, Inc.	As needed	Current

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Name	Frequency	Lag Time
Merrill Communications LLC	Quarterly	Current
Moody’s Investors Service Inc.	Weekly	7 days or more
Morningstar, Inc.	As needed	30 days
New England Pension Consultants	Monthly	Current
Nikko AM Americas	As needed	Current
Nomura Funds Research & Technologies America Inc.	As needed	Current
Omgeo LLC	Daily	Current
Pacific Life	As needed	Current
Perficient, Inc.	As needed	Current
PricewaterhouseCoopers LLP	As needed	Current
Prima Capital Holding, Inc.	As needed	Current
Prima Capital Management, Inc.	Quarterly	15 days
Promontory Financial Group, LLC	As needed	Current
Protiviti, Inc.	As needed	Current
QuoteVision Limited	Daily	Current
RR Donnelley and Sons Company	Daily	Current
RR Donnelley and Sons Company	Semi-annually	Current
R.V. Kuhns & Associates	As needed	Current
Reuters America Inc.	Daily	Current
Rocaton Investment Advisors, LLC	As needed	Current
Rogerscasey, Inc.	Quarterly	Current
Russell/Mellon Analytical Services, LLC	Monthly	Current
Sapient Corporation	As needed	Current
SEI Investments	As needed	Current
Serena Software, Inc.	As needed	Current
SimCorp USA, Inc.	As needed	Current
SS&C Technologies, Inc.	As needed	Current
Standard & Poor’s	Daily	Current
Standard & Poor’s Financial Services	Weekly	2 days or more
Standard & Poor’s Securities Evaluation	Daily	Current
State Street Bank and Trust Company	Daily	Current
State Street Global Advisors	Monthly	Current
Stratford Advisory Group, Inc.	As needed	Current
Summit Strategies Group	Monthly; Quarterly	Current
The Ohio National Life Insurance Company	As needed	Current
The Yield Book Inc.	Daily	Current
Thrivent Financial for Lutherans	As needed	Current
Top Five Solutions LLC	As needed	Current
Tower Investment	As needed	30 days
Towers Watson	As needed	Current
TradingScreen Inc.	As needed	Current
Wachovia Securities LLC	As needed	Current
Wall Street On Demand, Inc.	Monthly; Quarterly	30 days; 15 days
Wilshire Associates Incorporated	As needed	Current
Wolters Kluwer Financial Services, Inc.	Monthly	Current
Yanni Partners, Inc.	Quarterly	Current
Zephyr Associates, Inc.	Quarterly	Current

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In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the portfolios may receive nonpublic portfolio holdings information.

Janus Capital manages other accounts such as separately managed accounts, other pooled investment vehicles, and portfolios sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Portfolio’s holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Portfolio’s holdings disclosure policies.

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Investment adviser

INVESTMENT ADVISER – JANUS CAPITAL MANAGEMENT LLC

As stated in the Prospectus, the Portfolio has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

The Portfolio’s Advisory Agreement continues in effect from year to year so long as such continuance is approved at least annually by the vote of a majority of the Portfolio’s Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Trustees”), and by either the Portfolio’s Trustees or the affirmative vote of a majority of the outstanding voting securities of the Portfolio. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Portfolio’s Trustees, the vote of a majority of the outstanding voting securities of the Portfolio, or Janus Capital on 60 days’ advance written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees, and, to the extent required by the 1940 Act, the affirmative vote of a majority of the outstanding voting securities of the Portfolio.

The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolio’s investments, provide office space for the Portfolio, and certain other advisory-related services. The Portfolio pays custodian fees and expenses, any brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and audit expenses, interest and taxes, a portion of trade or other investment company dues and expenses, expenses of shareholders’ meetings, mailing of prospectuses, statements of additional information, and reports to shareholders, fees and expenses of all Portfolio Trustees, other costs of complying with applicable laws regulating the sale of Portfolio shares, compensation to the Portfolio’s transfer agent, and other costs, including shareholder servicing costs.

Janus Capital also serves as administrator and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Portfolio, including, but not limited to, NAV determination, portfolio accounting, recordkeeping, blue sky registration and monitoring services, preparation of prospectuses and other Portfolio documents, and other services for which the Portfolio reimburses Janus Capital for its out-of-pocket costs. The Portfolio also pays for the salaries, fees, and expenses of certain Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. Administration costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadviser) provides to the Portfolio. Some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and compliance staff are shared with the Portfolio.

Many of these costs vary from year to year which can make it difficult to predict the total impact to your Portfolio’s expense ratio, in particular during times of declining asset values of the Portfolio. Certain costs may be waived and/or reimbursed by Janus Capital to the Portfolio pursuant to an expense limitation agreement with the Portfolio. Janus Capital also has specific obligations under the Capital Protection Agreement, such as monthly reporting requirements. Janus Capital does not receive any compensation or out-of-pocket payment under the Capital Protection Agreement.

A discussion regarding the basis for the Trustees’ approval of the Portfolio’s Investment Advisory Agreement is included in the Portfolio’s annual or semiannual report to shareholders. You can request the Portfolio’s annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/variable-insurance.

The Portfolio pays a monthly investment advisory fee to Janus Capital for its services. The fee is based on the average daily net assets of the Portfolio and is calculated at the annual rate of 0.64%.

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EXPENSE LIMITATION

Janus Capital agreed by contract to waive the advisory fee payable by the Portfolio in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses, including the Capital Protection Fee, in any fiscal year, including the investment advisory fee, but excluding the distribution and shareholder servicing fees (12b-1), administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. For information about how this expense limit affects the total expenses of each class of the Portfolio, refer to the “Fees and Expenses of the Portfolio” table in the Portfolio Summary of the Portfolio’s Prospectus. Provided that Janus Capital remains investment adviser to the Portfolio, Janus Capital has agreed to continue the waiver until at least May 1, 2014. Mortality risk, expense risk, and other charges imposed by participating insurance companies are also excluded from the expense limitation noted.

Expense Limit
Portfolio Name	Percentage (%)
Protected Series – Growth	1.38-1.53*

*	Varies based on the amount of the Capital Protection Fee.

The following table summarizes the investment advisory fee paid by the Portfolio and any advisory fee waiver pursuant to the investment advisory fee agreement in effect during the fiscal period ended December 31.

	2012(1)
	Advisory
Portfolio Name	Fee	Waiver(−)
Protected Series – Growth	$34,218	−$	34,218	(2)

(1)	January 3, 2012 (effective date) to December 31, 2012.

(2)	The fee waiver by Janus Capital exceeded the advisory fee.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

In addition to payments made under 12b-1 plans, Janus Capital and its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers or their affiliates, or other financial intermediaries that distribute, market or promote the Portfolio, or perform related services for contract owners or plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

In addition, Janus Capital, Janus Distributors LLC (“Janus Distributors”), or their affiliates may pay, from their own assets, to selected insurance companies, qualified plan service providers or their affiliates, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Portfolio. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) fees or reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other

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mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price a contract owner or plan participant pays for Shares nor the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Portfolio and when considering which share class of the Portfolio is most appropriate for you. Please contact your insurance company or plan sponsor for details on such arrangements.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts, as well as other pooled investment vehicles, such as hedge funds. Janus Capital has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. As such, investment decisions for each account managed by Janus Capital, including the Portfolio, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts’ ability to participate in volume transactions may produce better executions and prices for the accounts.

With respect to allocations of initial public offerings of equity securities or syndicate offerings of bonds (each a “Primary Offering”), under Primary Offering allocation procedures adopted by Janus Capital, an account may participate in a Primary Offering if the portfolio manager believes the Primary Offering is an appropriate investment based on the account’s investment restrictions, risk profile, asset composition, and/or cash levels. For equity securities, these Primary Offering allocation procedures generally require that all shares purchased in a Primary Offering be allocated on a pro rata basis to all participating accounts based upon the total assets of each account. For syndicated bond offerings, the Primary Offering procedures generally require that all bonds purchased be allocated on a pro rata basis to all participating accounts within the same investment strategy (as opposed to pro rata across all participating accounts). To the extent a portfolio, such as a new portfolio, has only affiliated shareholders, such as a portfolio manager or an adviser, and the portfolio participates in a Primary Offering, those shareholders may be perceived as receiving a benefit and, as a result, may have a conflict with management of the portfolio.

Janus Capital is permitted to adjust its allocation procedures to address fractional shares, odd lots, or minimum issue sizes and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers’ request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives. Participation in Primary Offerings may impact performance. In particular, the allocation of securities

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may have the unintended consequence of having a greater impact (positive or negative) on the performance of one or more accounts compared to other accounts.

Janus Capital manages long and short portfolios. The simultaneous management of long and short portfolios creates potential conflicts of interest in fund management and creates potential risks such as the risk that short sale activity could adversely affect the market value of long positions in one or more Janus funds (and vice versa), the risk arising from the sequential orders in long and short positions, and the risks associated with the trade desk receiving opposing orders in the same security at the same time.

Janus Capital has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts and risks. Among other things, Janus Capital has trade allocation procedures in place as previously described. In addition, procedures prohibit the portfolio manager from executing a short sale on a security held long in any other portfolio that he manages but that is not held long in the account the portfolio manager is placing the short in. Note this does not prohibit shorting against the box. The procedures also require approvals of Janus Capital senior management in other situations that raise potential conflicts of interest, as well as periodic monitoring of long and short trading activity of the Janus funds and accounts.

The Portfolio and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Pursuant to the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. All Janus funds are eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. In addition, Janus Capital receives an investment advisory fee for managing the cash management vehicle used for its securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

The officers and Trustees of the Janus funds may also serve as officers and Trustees of the Janus “funds of funds,” which are funds that primarily invest in other Janus mutual funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus funds of funds and the other Janus mutual funds. The Trustees intend to address any such conflicts as deemed appropriate.

Janus Ethics Rules
Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Policy, Gift and Entertainment Policy, and Outside Business Activity Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Portfolio shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Portfolio shareholders; (v) conduct all personal trading, including transactions in the Portfolio and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) refrain from using any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

Under the Personal Trading Policy, all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Portfolio, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Portfolio. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Portfolio for their personal accounts except under circumstances specified in the Personal Trading Policy. All personnel of Janus Capital, Janus Distributors, and the Portfolio, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise

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exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Personal Trading Policy.

In addition to the pre-clearance requirement described above, the Personal Trading Policy subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Personal Trading Policy and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

The Portfolio’s Trustees have delegated to Janus Capital the authority to vote all proxies relating to the Portfolio’s portfolio securities in accordance with Janus Capital’s own policies and procedures. A summary of Janus Capital’s policies and procedures is available without charge: (i) upon request, by calling 1-800-525-0020; (ii) on the Portfolio’s website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

A complete copy of Janus Capital’s proxy voting policies and procedures, including specific guidelines, is available at janus.com/proxyvoting.

The Portfolio’s proxy voting record for the one-year period ending each June 30th is available, free of charge, through janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

JANUS CAPITAL MANAGEMENT LLC
PROXY VOTING SUMMARY FOR MUTUAL FUNDS

Janus Capital seeks to vote proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service (“Proxy Voting Service”), subject to specific provisions in a client’s account documentation related to exception voting.

Proxy Voting Procedures
Janus Capital has developed proxy voting guidelines (the “Janus Guidelines”) that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the “Proxy Voting Committee”) in consultation with Janus Capital’s portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders’ interests. The Proxy Voting Committee also reviews policy rationale provided by the Proxy Voting Service related to voting recommendations for the upcoming proxy season. Once the Proxy Voting Committee establishes its recommendations and revises the Janus Guidelines, they are distributed to Janus Capital’s portfolio managers for review and implementation. Mutual fund proxies are generally voted in accordance with the Janus Guidelines. However, upon request, certain non-mutual fund client proxies are voted in accordance with the Proxy Voting Service’s Taft-Hartley guidelines (the “Taft-Hartley Guidelines”), which were developed in conjunction with the AFL-CIO and have a worker-owner view of long-term corporate value.

While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital’s portfolio managers, it does not have proxy voting authority for any proprietary or nonproprietary mutual fund. In addition, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service provides research and recommendations on proxy issues. Janus Capital’s portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager has discretion to vote differently than the Janus Guidelines.

The Proxy Voting Committee’s oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, the potential for conflicts of interest exists to the extent the portfolio managers have discretion to vote differently than the Janus Guidelines. On a quarterly basis, the Proxy Voting Committee reviews records of any votes that were cast

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differently than the Janus Guidelines and the related rationales for such votes. Additionally, and in instances where a portfolio manager proposes to vote a proxy inconsistent with the Janus Guidelines and a potential conflict is identified, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager’s rationale is reasonable, the Proxy Voting Committee will refer the matter to the appropriate Chief Investment Officer(s) (or Director of Research in his/her absence) to determine how to vote.

Proxy Voting Policies
As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

Board of Directors Issues
Janus Capital: (i) will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors; (ii) will generally vote in favor of proposals to increase the minimum number of independent directors; and (iii) will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Auditor Issues
Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

Executive Compensation Issues
Janus Capital reviews executive compensation-related proposals on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap as identified by the Proxy Voting Service, the proposed equity-based compensation plan will generally be opposed. In addition, proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period) will generally be opposed.

General Corporate Issues
Janus Capital: (i) will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers); (ii) will generally oppose proposals for different classes of stock with different voting rights; and (iii) will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are designed primarily as a short-term means to protect a tax benefit. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals
If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CAPITAL PROTECTION PROVIDER AND GUARANTOR

BNP Paribas Prime Brokerage, Inc., a Delaware corporation, a U.S. registered broker-dealer under the 1934 Act, is the Portfolio’s Capital Protection Provider. As set forth in more detail above, pursuant to the Capital Protection Agreement, the Capital Protection Provider has agreed to provide capital protection up to $500 million to protect against a decrease in the NAV per share for each share class of the Portfolio below 80% of the highest NAV per share for such share class attained since the inception of the share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items, provided the terms and conditions of the Capital Protection Agreement are satisfied and the agreement is not otherwise void (please refer to Appendix B for a summary of certain material terms of the Capital Protection Agreement). For this capital protection, the Portfolio pays a monthly fee to the Capital Protection Provider. The fee is based on the Aggregate Protected Amount and is calculated at an annual rate equal to 0.75% (“Capital Protection Fee”). Because the Capital Protection Fee is based on the aggregate protected assets of the Portfolio rather than the Portfolio’s total net assets, it can fluctuate between 0.60% and 0.75%.

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BNP Paribas, the Parent Guarantor and the Capital Protection Provider’s ultimate parent company, has issued an irrevocable guaranty (the “Parent Guaranty”) pursuant to which the Parent Guarantor guarantees any and all financial obligations of the Capital Protection Provider to pay or deliver cash to the Portfolio in the amount obligated to be paid under the Capital Protection Agreement. The Parent Guarantor is organized under the laws of France as a société anonyme. Under the Parent Guaranty, the Parent Guarantor can assert the same defenses, rights, set offs, or counterclaims as the Capital Protection Provider would have under the Capital Protection Agreement.

Neither the Capital Protection Provider nor the Parent Guarantor is an insurance company or an insurance provider. Nor is the Capital Protection Provider, the Parent Guarantor, or any of their affiliates acting as an investment adviser or subadviser to the Portfolio. The Settlement Amount under the Capital Protection Agreement is owed directly to the Portfolio and not the Portfolio’s investors. Therefore, as a shareholder you will not have any action against or recourse to the Capital Protection Provider or the Parent Guarantor pursuant to the Capital Protection Agreement of the Parent Guaranty. Further, no shareholder will have any right to receive payment, or any other rights whatsoever, under the Capital Protection Agreement or the Parent Guaranty.

None of the Capital Protection Provider, the Parent Guarantor, or any of their affiliates, have participated in the organization of the Portfolio nor do they make any representations regarding the advisability of investing in the Portfolio.

The Capital Protection Provider’s audited Statement of Financial Condition for the fiscal year ended December 31, 2012 is included as an exhibit to the Portfolio’s registration statement. You may request a copy of the most recent Statement of Financial Condition of the Capital Protection Provider, free of charge, by calling Janus Capital at 1-800-525-0020.

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Custodian, transfer agent, and certain affiliations

State Street Bank and Trust Company (“State Street”), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolio and an affiliated cash management pooled investment vehicle. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Portfolio’s securities and cash held outside the United States. The Portfolio’s Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Portfolio’s assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Portfolio.

Janus Services LLC (“Janus Services”), 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the Portfolio’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative, recordkeeping, and shareholder relations services for the Portfolio. Janus Services is not compensated for its services related to the Shares, except for out-of-pocket costs.

Through Janus Services, the Portfolio pays DST Systems, Inc. (“DST”) fees for the use of DST’s shareholder accounting system, as well as for closed accounts.

Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the distributor of the Portfolio. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. The cash-compensation amount or rate at which Janus Distributors’ registered representatives are paid for sales of products may differ based on a type of fund or a specific trust or the distribution channel or platform. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation amount or rate. You should consider these arrangements when evaluating any recommendations of your registered representative.

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Portfolio transactions and brokerage

Janus Capital places all portfolio transactions of the Portfolio. Janus Capital has a policy of seeking to obtain the “best execution” of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below. The Portfolio may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers’ commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital’s knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Portfolio or to a third party service provider to the Portfolio to pay Portfolio expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible “research services,” such services must qualify as “advice,” “analyses,” or “reports.” To determine that a service constitutes research services, Janus Capital must conclude that it reflects the “expression of reasoning or knowledge” relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible “brokerage services,” such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital’s own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer’s sale of Portfolio shares when choosing a broker-dealer to effect transactions.

“Cross trades,” in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the portfolios’ Trustees have adopted compliance procedures that provide that any transactions between the Portfolio and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a portfolio involved in a cross trade.

For the fiscal period ended December 31, 2012, the total brokerage commissions paid by the Portfolio to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Portfolio are summarized below.

Portfolio Name	Commissions	Transactions
Protected Series – Growth(1)	$3,383	$18,949,840

(1)	January 3, 2012 (effective date) to December 31, 2012.

Janus Capital does not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital does, however, have internal procedures for allocating transactions in a manner consistent with its execution policies to brokers that it has identified as providing research, research-related products or services, or execution-related services of a particular benefit to its clients. Janus Capital has entered into client commission agreements (“CCAs”) with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third parties or other broker-dealers that provide Janus Capital with research or brokerage services, as permitted under Section 28(e) of the Securities and Exchange Act of 1934. CCAs allow Janus Capital

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to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Janus Capital are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital, and such research may not necessarily be used by Janus Capital in connection with the same accounts that paid commissions to the broker providing such brokerage and research products and services. Such products and services may not always be used in connection with management of the Portfolio. Similarly, research and brokerage services paid for with commissions generated by equity trades may be used for fixed-income clients that normally do not pay brokerage commissions or other clients whose commissions are generally not used to obtain such research and brokerage services.

Janus Capital may also use step-out transactions in order to receive research products and related services. In a step-out transaction, Janus Capital directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but “step-out” all or a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. The second broker-dealer may clear and settle and receive commissions for the stepped-in portion. In a new issue designation, Janus Capital directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital directs that broker-dealer to designate a portion of the broker-dealer’s commission on the new issue purchase to a second broker-dealer(s) that provides such products and/or services. Given Janus Capital’s receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital has an incentive to continue to engage in such transactions; however, Janus Capital only intends to utilize step-out transactions and new issue designations when it believes that doing so would not hinder best execution efforts.

When the Portfolio purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital, better prices and executions will be achieved through the use of a broker.

The following table lists the total amount of brokerage commissions paid by the Portfolio for the fiscal period ended December 31.

Portfolio Name	2012
Protected Series – Growth	$6,624	(1)

(1)	January 3, 2012 (effective date) to December 31, 2012.

Brokerage commissions paid by the Portfolio may vary significantly from year to year because of portfolio turnover rates, contract owner and plan participant purchase/redemption activity, varying market conditions, changes to investment strategies or processes, and other factors.

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Trustees and officers

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). As of the date of this SAI, none of the Trustees are “interested persons” of Janus Capital as that term is defined by the 1940 Act.

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Portfolio’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 72. The Trustees review the Portfolio’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Portfolio’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Investment Fund. As of the date of this SAI, collectively, the two registered investment companies consist of 56 series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund. Certain officers of the Portfolio may also be officers and/or directors of Janus Capital. Portfolio officers receive no compensation from the Portfolio, except for the Portfolio’s Chief Compliance Officer, as authorized by the Trustees.

TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

William F. McCalpin 151 Detroit Street Denver, CO 80206 DOB: 1957	Chairman Trustee	1/08-Present 6/02-Present	Managing Director, Holos Consulting LLC (provides consulting services to foundations and other nonprofit organizations). Formerly, Executive Vice President and Chief Operating Officer of The Rockefeller Brothers Fund (a private family foundation) (1998-2006).	56	Chairman of the Board and Director of The Investment Fund for Foundations Investment Program (TIP) (consisting of 2 funds); and Director of the F.B. Heron Foundation (a private grantmaking foundation).

Alan A. Brown 151 Detroit Street Denver, CO 80206 DOB: 1962	Trustee	1/13-Present	Managing Director, Institutional Markets, of Dividend Capital Group (private equity real estate investment management firm) (since 2012). Formerly, Executive Vice President and Co-Head, Global Private Client Group (2007-2010), Executive Vice President, Mutual Funds (2005-2007), and Chief Marketing Officer (2001-2005) of Nuveen Investments, Inc. (asset management).	56	Director of MotiveQuest LLC (strategic social market research company) (since 2003); and Director of WTTW (PBS affiliate) (since 2003). Formerly, Director of Nuveen Global Investors LLC (2007-2011); Director of Communities in Schools (2004-2010); and Director of Mutual Fund Education Alliance (until 2010).

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TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees (cont’d.)

William D. Cvengros 151 Detroit Street Denver, CO 80206 DOB: 1948	Trustee	1/11-Present	Managing Member and Chief Executive Officer of SJC Capital, LLC (a personal investment company and consulting firm) (since 2002). Formerly, Venture Partner for The Edgewater Funds (a middle market private equity firm) (2002-2004); Chief Executive Officer and President of PIMCO Advisors Holdings L.P. (a publicly traded investment management firm) (1994-2000); and Chief Investment Officer of Pacific Life Insurance Company (a mutual life insurance and annuity company) (1987-1994).	56	Chairman, National Retirement Partners, Inc. (formerly a network of advisors to 401(k) plans) (since 2005). Formerly, Director of Prospect Acquisition Corp. (a special purpose acquisition corporation) (2007-2009); Director of RemedyTemp, Inc. (temporary help services company) (1996-2006); and Trustee of PIMCO Funds Multi-Manager Series (1990-2000) and Pacific Life Variable Life & Annuity Trusts (1987-1994).

James T. Rothe 151 Detroit Street Denver, CO 80206 DOB: 1943	Trustee	1/97-Present	Co-founder and Managing Director of Roaring Fork Capital SBIC, LP (SBA SBIC fund focusing on private investment in public equity firms), and Professor Emeritus of Business of the University of Colorado, Colorado Springs, CO (since 2004). Formerly, Professor of Business of the University of Colorado (2002-2004); and Distinguished Visiting Professor of Business (2001-2002) of Thunderbird (American Graduate School of International Management), Glendale, AZ.	56	Director of Red Robin Gourmet Burgers, Inc. (RRGB) (since 2004).

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TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees (cont’d.)

William D. Stewart 151 Detroit Street Denver, CO 80206 DOB: 1944	Trustee	9/93-Present	Retired. Formerly, Corporate Vice President and General Manager of MKS Instruments – HPS Products, Boulder, CO (a manufacturer of vacuum fittings and valves) and PMFC Division, Andover, MA (manufacturing pressure measurement and flow products) (1976-2012).	56	None

Linda S. Wolf 151 Detroit Street Denver, CO 80206 DOB: 1947	Trustee	12/05-Present	Retired. Formerly, Chairman and Chief Executive Officer of Leo Burnett (Worldwide) (advertising agency) (2001-2005).	56	Director of Chicago Convention & Tourism Bureau, Chicago Council on Global Affairs, The Field Museum of Natural History (Chicago, IL), InnerWorkings (U.S. provider of print procurement solutions to corporate clients), Lurie Children’s Hospital (Chicago, IL), Rehabilitation Institute of Chicago, Walmart, and Wrapports, LLC (digital communications company).

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OFFICERS

Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Jonathan D. Coleman 151 Detroit Street Denver, CO 80206 DOB: 1971	Executive Vice President and Portfolio Manager Protected Series – Growth	1/12-Present	Co-Chief Investment Officer and Executive Vice President of Janus Capital, and Portfolio Manager for other Janus accounts.

Robin C. Beery 151 Detroit Street Denver, CO 80206 DOB: 1967	President and Chief Executive Officer	4/08-Present	Executive Vice President and Head of U.S. Distribution of Janus Capital Group Inc., Janus Capital, Janus Distributors LLC, and Janus Services LLC; Director of The Janus Foundation; Director of Perkins Investment Management LLC; and Working Director of INTECH Investment Management LLC. Formerly, Head of Intermediary Distribution, Global Marketing and Product of Janus Capital Group Inc., Janus Capital, Janus Distributors LLC, and Janus Services LLC (2009-2010); Chief Marketing Officer of Janus Capital Group Inc. and Janus Capital (2002-2009); and President of The Janus Foundation (2002-2007).

Stephanie Grauerholz-Lofton 151 Detroit Street Denver, CO 80206 DOB: 1970	Chief Legal Counsel and Secretary Vice President	1/06-Present 3/06-Present	Vice President and Assistant General Counsel of Janus Capital, and Vice President and Assistant Secretary of Janus Distributors LLC.

David R. Kowalski 151 Detroit Street Denver, CO 80206 DOB: 1957	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	6/02-Present	Senior Vice President and Chief Compliance Officer of Janus Capital, Janus Distributors LLC, and Janus Services LLC; and Vice President of INTECH Investment Management LLC and Perkins Investment Management LLC. Formerly, Chief Compliance Officer of Bay Isle Financial LLC (2003-2008).

Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Chief Financial Officer Vice President, Treasurer, and Principal Accounting Officer	3/05-Present 2/05-Present	Vice President of Janus Capital and Janus Services LLC.

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

As discussed below, the Board’s Nominating and Governance Committee is responsible for identifying and recommending candidates for nomination or election by the Board based on a variety of diverse criteria. In its most recent evaluation of the qualifications of each Trustee in 2012, the Committee and the Board considered the totality of the information available to them, including the specific experience, qualifications, attributes or skills, as noted below, and concluded that each of the Trustees should serve as members of the Board of Trustees based on the Trust’s business structure. In reaching these conclusions, the Committee and the Board, in the exercise of their reasonable business judgment, evaluated each Trustee based on his or her specific experience, qualifications, attributes and/or skills on an individual basis and in combination with the other Trustees, none of which by itself was considered dispositive.

Alan A. Brown: Service as Executive Vice President and as Chief Marketing Officer of a leading investment management firm, a corporate and fund director, and as an executive with a private equity real estate investment management firm, and a Portfolio Independent Trustee since 2013.

William D. Cvengros: Service as Chief Executive Officer and President of a leading publicly traded investment management firm, Chief Investment Officer of a major life insurance company, a corporate and fund director, and in various capacities with private investment firms, and a Portfolio Independent Trustee since 2011.

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William F. McCalpin: Service as Chief Operating Officer of a large private family foundation, Chairman and Director of an unaffiliated fund complex, and a Portfolio Independent Trustee since 2002 and Independent Chairman of the Board of Trustees since 2008.

James T. Rothe: Co-founder and Managing Director of a private investment firm, former business school professor, service as a corporate director, and a Portfolio Independent Trustee since 1997.

William D. Stewart: Service as a corporate vice president of a NASDAQ-listed industrial manufacturer and a Portfolio Independent Trustee since 1993.

Linda S. Wolf: Service as Chairman and Chief Executive Officer of a global advertising firm, service on multiple corporate and nonprofit boards, and a Portfolio Independent Trustee since 2005.

General Information Regarding the Board of Trustees and Leadership Structure
The Trust is governed by the Board of Trustees, which is responsible for and oversees the management and operations of the Trust and each of the Janus funds on behalf of fund shareholders. Each member of the Board is an Independent Trustee, including the Board’s Chairman. The Board’s responsibilities include, but are not limited to, oversight of the Janus funds’ officers and service providers, including Janus Capital, which is responsible for the Trust’s day-to-day operations. The Trustees approve all of the agreements entered into with the Janus funds’ service providers, including the investment management agreements with Janus Capital and any applicable subadviser. The Trustees are also responsible for determining or changing each Janus fund’s investment objective(s), policies, and available investment techniques, as well as for overseeing the fund’s Chief Compliance Officer. In carrying out these responsibilities, the Trustees are assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel, an independent fee consultant, and other specialists as appropriate, all of whom are selected by the Trustees. The Trustees also meet regularly without representatives of Janus Capital or its affiliates present.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a Board-approved charter that delineates the specific responsibilities of that committee. For example, the Board as a whole is responsible for oversight of the annual process by which the Board considers and approves each fund’s investment advisory agreement with Janus Capital, but specific matters related to oversight of the Janus funds’ independent auditors have been delegated by the Board to its Audit Committee, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below. In addition to serving on certain committees, the Chairman of the Board (“Board Chairman”) is responsible for presiding at all meetings of the Board, and has other duties as may be assigned by the Trustees from time to time. The Board Chairman also serves as the Board’s liaison to Janus Capital with respect to all matters related to the Janus funds that are not otherwise delegated to the chair of a Board committee. The Board has determined that this leadership structure is appropriate based on (1) the number of Janus funds overseen and the various investment objectives of those funds; (2) the manner in which the Janus funds’ shares are marketed and distributed; and (3) the responsibilities entrusted to Janus Capital and its affiliates to oversee the Trust’s day-to-day operations, including the management of each Janus fund’s holdings and the distribution of fund shares. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Janus funds in the complex.

Committees of the Board
The Board of Trustees has six standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Nominating and Governance Committee, and Pricing Committee. The table below shows the committee members as of the date of this SAI. The composition of certain committees was different throughout the fiscal year. Each committee is comprised entirely of Independent Trustees. Information about each committee’s functions is provided in the following table:

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	Summary of Functions	Members (Independent Trustees)	Number of Meetings Held During Last Fiscal Year Ended December 31, 2012

Audit Committee	Reviews the financial reporting process, the system of internal controls over financial reporting, disclosure controls and procedures, Form N-CSR filings, and the audit process. The Committee’s review of the audit process includes, among other things, the appointment, compensation, and oversight of the Trust’s independent auditor and pre-approval of all audit and nonaudit services.	William D. Cvengros (Chair) William D. Stewart	5

Brokerage Committee	Reviews and makes recommendations regarding matters related to the Trust’s use of brokerage commissions and placement of portfolio transactions.	James T. Rothe (Chair) William D. Stewart	5

Investment Oversight Committee	Oversees the investment activities of the Portfolios.	William F. McCalpin (Chair) Alan A. Brown(1) William D. Cvengros James T. Rothe William D. Stewart Linda S. Wolf	6

Legal and Regulatory Committee	Oversees compliance with various procedures adopted by the Trust, reviews certain regulatory filings made with the SEC, oversees the implementation and administration of the Trust’s Proxy Voting Guidelines.	Linda S. Wolf (Chair) William F. McCalpin	6

Nominating and Governance Committee	Identifies and recommends individuals for election as Trustee, consults with Management in planning Trustee meetings, and oversees the administration of, and ensures compliance with, the Trust’s Governance Procedures and Guidelines, which includes review of proposed changes to Trustee compensation.	James T. Rothe (Chair) William F. McCalpin Linda S. Wolf	9

Pricing Committee	Determines a fair value of restricted and other securities for which market quotations are not readily available or are deemed not to be reliable, pursuant to procedures adopted by the Trustees and reviews other matters related to the pricing of securities.	William D. Stewart (Chair) James T. Rothe Linda S. Wolf	6

(1)	Mr. Brown joined the Board as a new Trustee effective January 14, 2013.

Board Oversight of Risk Management
Janus Capital, as part of its responsibilities for the day-to-day operations of the Janus funds, is responsible for day-to-day risk management for the funds. The Board, as part of its overall oversight responsibilities for the Janus funds’ operations, oversees Janus Capital’s risk management efforts with respect to the funds. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Janus funds. The Board discharges its oversight duties and considers potential risks in a number of different ways, including, but not limited to, receiving reports on a regular basis, either directly or through an appropriate committee, from Janus Capital and its officers. Reports received include those from, among others, Janus Capital’s (1) senior managers responsible for oversight of global risk; (2) senior managers responsible for oversight of fund construction and trading risk; (3) Chief Compliance Officer; and (4) Director of Internal Audit. At the time these reports are presented, the Board or the committee receiving the report will, as it deems necessary, invite the presenter to participate in an executive session to discuss matters outside the presence of any other officers or representatives of Janus Capital or its affiliates. The Board also receives reports from other entities and individuals unaffiliated with Janus Capital, including reports from the Janus funds’ other service providers and from independent consultants hired by the Board.

Various Board committees also will consider particular risk items as the committee addresses items and issues specific to the jurisdiction of that committee. For example, the Pricing Committee will consider valuation risk as part of its regular oversight

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responsibilities, and similarly, the Brokerage Committee will consider counterparty risk associated with Janus fund transactions. The Board also may be apprised of particular risk management matters in connection with its general oversight and approval of various Janus fund matters brought before the Board. The Board has appointed a Chief Compliance Officer for the Janus funds (“Fund CCO”) who (1) reports directly to the Board and (2) provides a comprehensive written report annually and presents quarterly at the Board’s regular meetings. The Fund CCO, who also serves as Janus Capital’s Chief Compliance Officer, discusses relevant risk issues that may impact the Janus funds and/or Janus Capital’s services to the funds, and routinely meets with the Board in private without representatives of Janus Capital or its affiliates present. The Fund CCO also provides the Board with updates on the application of the Janus funds’ compliance policies and procedures, including how these procedures are designed to mitigate risk and what, if any, changes have been made to enhance the procedures. The Fund CCO may also report to the Board on an ad hoc basis in the event that he identifies issues associated with the Janus funds’ compliance policies and procedures that could expose the funds to additional risk or adversely impact the ability of Janus Capital to provide services to the funds.

The Board believes that its leadership structure permits it to effectively discharge its oversight responsibilities with respect to the Janus funds’ risk management process.

Additional Information About Trustees
Under the Trust’s Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred compensation plan that are valued based on “shadow investments” in such funds. Such investments, including the amount and which funds, are dictated by each Trustee’s individual financial circumstances and investment goals. The Trustees cannot directly own Shares of the Portfolio without purchasing an insurance contract through one of the participating insurance companies or through a qualified retirement plan. As a result, such Trustees as a group do not own any outstanding Shares of the Portfolio. The Trustees may, however, own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Portfolio described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of securities of all mutual funds advised by Janus Capital and overseen by the Trustees (collectively, the “Janus Funds”), owned by each Trustee as of December 31, 2012.

Name of Trustee	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Janus Funds

Independent Trustees

William F. McCalpin	None	Over $100,000

Alan A. Brown(1)	None	$50,001-$100,000

William D. Cvengros	None	Over $100,000

James T. Rothe	None	Over $100,000

William D. Stewart	None	Over $100,000

Linda S. Wolf	None	Over $100,000(2)

(1)	Mr. Brown joined the Board as a new Trustee effective January 14, 2013.
(2)	Ownership shown includes amounts held under a deferred compensation plan that are valued based on “shadow investments” in one or more funds.

The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an “interested” Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Portfolio’s Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

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The following table shows the aggregate compensation paid to each Independent Trustee by the Portfolio described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Portfolio or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Portfolio, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital (“shadow investments”).

	Aggregate	Total
	Compensation from	Compensation from
	the Portfolio for	the Janus Funds for
	fiscal year ended	calendar year ended
Name of Person, Position	December 31, 2012	December 31, 2012(1)(2)
Independent Trustees

William F. McCalpin, Chairman and Trustee(3)(4)	$12	$403,000

Alan A. Brown, Trustee(5)	N/A	N/A

William D. Cvengros, Trustee(4)	$8	$285,333

John P. McGonigle, Trustee(4)(6)	$7	$282,000

James T. Rothe, Trustee(4)	$8	$292,000

William D. Stewart, Trustee(4)	$8	$290,000

Linda S. Wolf, Trustee(4)	$8	$295,000

(1)	For all Trustees (with the exception of Mr. Brown), includes compensation for service on the boards of two Janus trusts comprised of 57 portfolios.

(2)	Total Compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts for the year are as follows: John P. McGonigle $84,600.
(3)	Aggregate Compensation received from the Portfolio and Total Compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees.
(4)	Aggregate Compensation received from the Portfolio and Total Compensation received from all Janus Funds includes additional compensation paid for service as chair of one or more committees of the Board of Trustees during certain periods.
(5)	Mr. Brown joined the Board as a new Trustee effective January 14, 2013.
(6)	Effective January 1, 2013, Mr. McGonigle retired from his positions with the Board of Trustees.

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JANUS INVESTMENT PERSONNEL

Other Accounts Managed
To the best knowledge of the Trust, the following table provides information relating to other accounts managed by the portfolio manager as of December 31, 2012. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

		Other Registered	Other Pooled
		Investment	Investment
		Companies	Vehicles	Other Accounts
Jonathan D. Coleman	Number of Other Accounts Managed	6 (1)	None	3
	Assets in Other Accounts Managed	$8,568,457,138	None	$30,270,070

(1)	One of the accounts included in the total, consisting of $7,888,462,711 of the total assets in the category, has a performance-based advisory fee.

Material Conflicts
As shown in the table above, the portfolio manager may manage other accounts with investment strategies similar to the Portfolio. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than the Portfolio or may have a performance-based management fee. As such, fees earned by Janus Capital may vary among these accounts. In addition, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Portfolio. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under “Additional Information About Janus Capital.”

Janus Capital is the adviser to the Portfolio and the Janus “funds of funds,” which are funds that invest primarily in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus “funds of funds” and the Portfolio, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” to the Portfolio. In addition, the Janus “funds of funds” portfolio manager, who also serves as Senior Vice President and Chief Risk Officer of Janus Capital, has regular and continuous access to information regarding the holdings of the Portfolio, as well as knowledge of, and potential impact on, investment strategies and techniques of the Portfolio. Janus Capital believes these potential conflicts may be mitigated through its compliance monitoring, including that of asset allocations by the portfolio manager. In addition, Janus Capital has retained an independent consultant to provide research and consulting services with respect to asset allocation and investments for Global Allocation Portfolio – Moderate, as well as Janus Global Allocation Fund – Conservative, Janus Global Allocation Fund – Moderate, and Janus Global Allocation Fund – Growth, which are “funds of funds” offered by Janus Capital.

Compensation Information
The following describes the structure and method of calculating the portfolio manager’s compensation as of December 31, 2012.

The portfolio manager is compensated for managing the Portfolio and any other funds, portfolios, or accounts for which he has exclusive or shared responsibilities (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation. The Chief Investment Officers (“CIO”) of Janus Capital are eligible for additional variable compensation in recognition of their CIO roles, as noted below.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

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Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). The overall investment team compensation pool is funded each year by an amount equal to a percentage of Janus Capital’s pre-incentive operating income.

Variable compensation is structured to pay a portfolio manager on a quarterly basis primarily on the Managed Funds’ performance, with additional discretionary compensation available from a discretionary variable compensation pool described below.

With respect to any individual portfolio manager’s quarterly variable compensation, the management fee revenue received by Janus Capital in connection with such portfolio manager’s Managed Funds determines the maximum compensation that the individual portfolio manager can receive on a quarterly basis, which is then adjusted downward depending on the portfolio manager’s investment performance on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds’ performance in the three- and five-year periods. Actual performance is calculated based on the Managed Funds’ aggregate asset-weighted Lipper peer group performance ranking (or, as may be applicable, a combination of two or more Lipper peer groups).

The portfolio manager is also eligible to participate in a discretionary variable compensation pool. The aggregate compensation available under such pool is determined by management at its sole discretion from the overall investment team pool described above. Compensation from the discretionary investment team pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) thought leadership; (ii) mentoring of analysts; (iii) contributions to the sales process; (iv) teamwork and support of team culture; and (v) client relationships.

CIO Variable Compensation: The CIOs are entitled to additional compensation at management’s sole discretion in consideration of their role as CIOs of Janus Capital that is generally based on firm-wide investment performance (excluding assets managed by subadvisers), Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors.

Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI’s Executive Income Deferral Program.

Lipper Peer Group
The Portfolio’s Lipper peer group for compensation purposes is shown in the following table:

Portfolio Name	Lipper Peer Group
Protected Series – Growth	VA Multi-Cap Growth Funds

OWNERSHIP OF SECURITIES

The portfolio manager cannot directly own Shares of the Portfolio without purchasing an insurance contract through one of the participating insurance companies or through a qualified retirement plan. As a result, the portfolio manager does not own any outstanding Shares of the Portfolio. The portfolio manager may, however, own shares of certain other Janus mutual funds which have comparable investment objectives and strategies to the Portfolio. The following table reflects the portfolio manager’s ownership in the Janus Funds as of December 31, 2012.

Investment Personnel	Dollar Range of Equity Securities in the Portfolio Managed	Aggregate Dollar Range of Equity Securities in Janus Funds

Janus Capital

Jonathan D. Coleman	None	Over $1,000,000

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Shares of the trust

NET ASSET VALUE DETERMINATION

As stated in the Portfolio’s Prospectus, the net asset value (“NAV”) of the Shares of each class of the Portfolio is determined once each day the New York Stock Exchange (the “NYSE”) is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of the Portfolio is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares for the class. The Protected NAV is determined separately for each share class and is based on at least 80% of the share class’ highest NAV attained (subject to adjustments for dividends, distributions, any extraordinary expenses, and certain extraordinary items). In determining NAV, securities listed on an Exchange, the NASDAQ National Market, and foreign markets are generally valued at the closing prices on such markets. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolio are traded primarily in the over-the-counter markets. Valuations of such securities are furnished by one or more pricing services employed by the Portfolio and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter markets are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings.

Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The Capital Protection Agreement will be fair valued on a daily basis in accordance with the Portfolio’s Fair Valuation Procedures. Factors considered in determining a fair value are expected to be based on standard option pricing models which take into account, among other factors, market volatility, whether a shortfall exists or is likely to occur, and the amount and timing of any payments owed.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Portfolio’s NAV is not calculated. The Portfolio calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

To the extent there are any errors in the Portfolio’s NAV calculation, Janus Capital may, at its discretion, reprocess individual shareholder transactions so that each shareholder’s account reflects the accurate corrected NAV.

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PURCHASES

Shares of the Portfolio can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) certain qualified retirement plans. Participating insurance companies and certain designated organizations are authorized to receive purchase orders on the Portfolio’s behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Portfolio when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Portfolio within contractually specified periods. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day’s price, your purchase request must be received in good order by the close of the regular trading session of the NYSE as described above in “Net Asset Value Determination.” Under certain circumstances, the Portfolio may permit an in-kind purchase of Shares. The prospectus for your insurance company’s separate account or your plan documents contain detailed information about investing in the Portfolio. In addition, for an analysis of fees associated with an investment in either share class or other similar funds, please visit www.finra.org/fundanalyzer.

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In an effort to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that insurance companies or plan sponsors have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and a review of all new account applications. The Trust does not intend to transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

Under a distribution and shareholder servicing plan (“Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust’s distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder servicing performed by such service providers. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio for recordkeeping and administrative services as well as activities which are primarily intended to result in sales of the Shares, including but not limited to preparing, printing and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing contract owners and plan participants; responding to inquiries by contract owners and plan participants; receiving and answering correspondence; contract owner and participant level recordkeeping and administrative services; and similar activities. Payments are made to Janus Distributors, the Portfolio’s distributor, who may make ongoing payments to insurance companies and qualified plan service providers based on the value of Portfolio shares held by such intermediaries’ customers. On December 14, 1999, Trustees unanimously approved the Plan which became effective on that date. The Plan and any Rule 12b-1 related agreement that is entered into by the Portfolio or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements (“12b-1 Trustees”). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, the Plan may be terminated as to the Portfolio at any time, without penalty, by vote of a majority of the outstanding Shares of the Portfolio or by vote of a majority of the 12b-1 Trustees.

For the fiscal period ended December 31, 2012, the Service Shares of the Portfolio made payments to Janus Distributors pursuant to Rule 12b-1 plan in amounts aggregating $6,657 and Janus Capital made payments to intermediaries from its own resources in amounts aggregating $29,517. The following summarizes allocation of the aggregated $36,174 paid by the Portfolio and Janus Capital under the 12b-1 plan for the Service Shares of the Portfolio.

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		Prospectus
		Preparation,
	Advertising and	Printing	Payment to	Compensation to	Total Portfolio 12b-1
Portfolio Name	Literature	and Mailing	Brokers	Sales Personnel	Payments
Protected Series – Growth	$70	$36,093	$0	$11	$6,657

REDEMPTIONS

Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Certain designated organizations are authorized to receive redemption orders on the Portfolio’s behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Portfolio when authorized organizations, their agents, or affiliates receive the order. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Certain participating insurance companies, accounts, or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Portfolio’s Shares. Redemptions by these participating insurance companies or accounts of their holdings in the Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force the Portfolio to sell securities, which may negatively impact the Portfolio’s brokerage costs.

Shares normally will be redeemed for cash, although the Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a Portfolio, by delivery of securities selected from its assets at its discretion. However, the Portfolio is governed by Rule 18f-1 under the 1940 Act, which requires the Portfolio to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Portfolio will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash, whereas such costs are borne by the Portfolio for cash redemptions. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under “Shares of the Trust – Net Asset Value Determination” and such valuation will be made as of the same time the redemption price is determined.

The Portfolio reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Portfolio to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

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Income dividends, capital gains distributions, and tax status

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Portfolio. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Portfolio.

It is a policy of the Portfolio’s Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Dividends for the Portfolio are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June. However, in certain situations it may be necessary for the Portfolio to declare and distribute capital gains in December. If necessary, dividends and net capital gains may be distributed at other times as well. Any distributions in excess of the Portfolio’s net investment income and net capital gains would be considered a nontaxable return of capital, with any amount in excess of basis treated as a gain on the disposition of the Portfolio. Because the payment of dividends and distributions could have the effect of reducing the Portfolio’s NAV as a result of the reduction in the aggregate value of the Portfolio’s assets, any such distribution made during the term of the Capital Protection Agreement, including those made before you became a shareholder, will reduce the Protected NAV of each share class and therefore the amount of protection afforded to the Portfolio by the Capital Protection Provider. This means that the Protected NAV could be less than 80% of the highest attained NAV.

Note that with respect to the adjustment to the Protected NAV on account of dividends, at least three business days prior to the payment of any dividend, the Portfolio is required to provide the Capital Protection Provider an estimate of the portion of the dividend that it expects to pay out in cash and the portion that it expects will be reinvested in the Portfolio. If the Portfolio materially underestimates the portion of the dividend that will be paid out in cash, the reduction to the Protected NAV applied on account of such dividend will be more than the reduction that would have been applied had there been no estimation error. However, it is expected that any such increase in the dividend adjustment will not have a material impact on the Protected NAV. In addition, unless otherwise instructed, all income dividends and capital gains distributions, if any, on the Portfolio’s Shares are reinvested automatically in additional shares of the same class of Shares of the Portfolio at the NAV determined on the first business day following the record date.

The Portfolio intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If the Portfolio failed to qualify as a regulated investment company in any taxable year, the Portfolio may be subject to federal income tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for “qualified dividend income.” In addition, the Portfolio could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as a regulated investment company that is accorded special tax treatment. In addition, the Portfolio intends to comply with the diversification requirements of Internal Revenue Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

The Portfolio may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Portfolio, the Portfolio may make various elections permitted by the tax laws. However, these elections could require that the Portfolio recognize taxable income, which in turn must be distributed even though the Portfolio may not have received any income upon such an event.

Some foreign securities purchased by the Portfolio may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year and the Portfolio qualifies under Section 853 of the Internal Revenue Code, the Portfolio may elect to pass through such taxes to shareholders, who will each decide whether to deduct such taxes or claim a foreign tax credit. If such election is not made by the Portfolio, any foreign taxes paid or accrued will represent an expense to the Portfolio, which will reduce its investment company taxable income.

The federal income tax treatment of any payment made by the Capital Protection Provider to the Portfolio is uncertain. The Portfolio intends to take the position that the right to receive a payment from the Capital Protection Provider is itself a capital asset and that in the event the Protection is triggered and cash is received by the Portfolio, the Protection payment will be considered a capital gain to the Portfolio; however, it is possible that some or all of the Protection payment could be treated as ordinary income. It is expected the Protection payment will be part of the redemption proceeds paid out to shareholders as part of the Portfolio liquidation. In such an event, the Protection payment would be part of the final distribution of the Portfolio and the shareholders will receive the full value of the Protection amount in the form of a final distribution and

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redemption proceeds. Any amount distributed to shareholders as a final distribution for the Portfolio as part of the liquidation would be taxed at the appropriate rate depending on its classification.

Fees paid by the Portfolio to the Capital Protection Provider, if viewed as a carrying charge for a position substantially diminishing the risk of the portfolio, could be deemed nondeductible under certain circumstances during the term of the relevant Capital Protection Agreement. Similarly, the Capital Protection Agreement may be considered a straddle with respect to the portfolio under certain circumstances, resulting in the deferral of realized losses of the Portfolio, the recharacterization of such Portfolio’s short-term losses to long-term losses and long-term gains to short-term gains and the reduction or elimination of the Portfolio’s holding periods in its portfolio securities.

The Portfolio’s investments in REIT equity securities, if any, may require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to sell securities at a time when fundamental investment considerations would not favor such sales. The Portfolio’s investments in REIT equity securities may result in the receipt of cash in excess of the REIT’s earnings. If the Portfolio distributes such amounts, such distribution could constitute a return of capital to shareholders for federal income tax purposes.

Some REITs are permitted to hold “residual interests” in real estate mortgage investment conduits (“REMICs”). Pursuant to the Internal Revenue Service rules, a portion of the Portfolio’s income from a REIT or “excess inclusion income” that is attributable to the REIT may be subject to federal income tax. Excess inclusion income will normally be allocated to shareholders in proportion to the dividends received by such shareholders. There may be instances in which the Portfolio may be unaware of a REIT’s excess inclusion income.

As a result of excess inclusion income, the Portfolio may be subject to additional tax depending on the type of record holder of Portfolio shares, such as certain federal, state, and foreign governmental entities, tax exempt organizations, and certain rural electrical and telephone cooperatives (“disqualified organizations”). This may impact the Portfolio’s performance.

Please consult a tax adviser regarding tax consequences of Portfolio distributions and to determine whether you will need to file a tax return.

Certain transactions involving short sales, futures, options, swap agreements, hedged investments, and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount, and timing of distributions to shareholders. The Portfolio will monitor its transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible. Certain transactions or strategies utilized by the Portfolio may generate nonqualified income that can impact an investor’s taxes.

Because Shares of the Portfolio can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such contracts or plans. Refer to the prospectus for the separate account of the related insurance company or the plan documents for additional information.

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Principal shareholders

As of the date of this SAI, all of the outstanding Shares of the Portfolio were owned by Janus Capital or an affiliate, which provided seed capital for the Portfolio. A portfolio that has only affiliated shareholders may be perceived as obtaining a benefit of any investments that contribute positively to its performance.

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Miscellaneous information

The Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on May 20, 1993. As of the date of this SAI, the Trust offers 12 series of shares, known as “Portfolios.” Each Portfolio presently offers interests in different classes of shares as described in the table below.

	Institutional	Service
Portfolio Name	Shares	Shares
Balanced Portfolio	x	x
Enterprise Portfolio	x	x
Flexible Bond Portfolio	x	x
Forty Portfolio	x	x
Global Allocation Portfolio – Moderate	x	x
Global Research Portfolio	x	x
Global Technology Portfolio	x	x
Janus Aspen INTECH U.S. Low Volatility Portfolio		x
Janus Aspen Perkins Mid Cap Value Portfolio	x	x
Janus Aspen Protected Series – Growth	x	x
Janus Portfolio	x	x
Overseas Portfolio	x	x

Janus Capital reserves the right to the name “Janus.” In the event that Janus Capital does not continue to provide investment advice to the Portfolio, the Portfolio must cease to use the name “Janus” as soon as reasonably practicable.

It is important to know that, pursuant to the Trust’s Amended and Restated Trust Instrument and in accordance with any applicable regulations and laws, such as the 1940 Act, the Trustees have the authority to merge, liquidate, and/or reorganize the Portfolio into another portfolio without seeking shareholder vote or consent. Any such consolidation, merger, or reorganization may be authorized at any time by a vote of a majority of the Trustees then in office.

SHARES OF THE TRUST

The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of the Portfolio participate equally in dividends and other distributions by the Shares of the Portfolio, and in residual assets of the Portfolio in the event of liquidation. Shares of the Portfolio have no preemptive, conversion, or subscription rights.

The Portfolio discussed in this SAI offers two classes of shares. Service Shares, the Shares discussed in this SAI, are offered only in connection with investments in and payments under variable insurance contracts and to qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Institutional Shares are offered only in connection with investments in and payments under variable insurance contracts as well as certain qualified retirement plans.

SHAREHOLDER MEETINGS

The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act.

Separate votes are taken by the Portfolio or class only if a matter affects or requires the vote of only that Portfolio or class or if that Portfolio’s or class’ interest in the matter differs from the interest of other Portfolios or classes of the Trust. A shareholder is entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder’s name.

Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Portfolio shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Portfolio will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

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VOTING RIGHTS

A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a shareholder vote. Additional information may be found in the participating insurance company’s separate account prospectus.

The Trustees are responsible for major decisions relating to the Portfolio’s policies and objectives; the Trustees oversee the operation of the Portfolio by its officers and review the investment decisions of the officers.

The Trustees of the Trust were elected at a Special Meeting of Shareholders on June 10, 2010 (excluding Messrs. Cvengros and Brown, who were subsequently appointed). Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Portfolio, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust’s Bylaws, or the Trustees.

As mentioned previously in “Shareholder Meetings,” shareholders are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder’s name. Shares of all Portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1900 16th Street, Suite 1600, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Portfolio, audits the Portfolio’s annual financial statements and compiles its tax returns.

REGISTRATION STATEMENT

The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolio or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

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Financial statements

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT OF JANUS ASPEN SERIES (AUDITED)

The following audited financial statements for the period ended December 31, 2012 are hereby incorporated into this SAI by reference to the Portfolio’s Annual Report dated December 31, 2012.

•	Schedule of Investments as of December 31, 2012

•	Statement of Assets and Liabilities as of December 31, 2012

•	Statement of Operations for the period ended December 31, 2012

•	Statement of Changes in Net Assets for each of the periods indicated

•	Financial Highlights for each of the periods indicated

•	Notes to Schedule of Investments

•	Notes to Financial Statements

•	Report of Independent Registered Public Accounting Firm

The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

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Appendix A

EXPLANATION OF RATING CATEGORIES

The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR’S RATINGS SERVICES

Bond Rating	Explanation

Investment Grade
AAA	Highest rating; extremely strong capacity to pay principal and interest.
AA	High quality; very strong capacity to pay principal and interest.
A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB	Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
Non-Investment Grade
BB	Less vulnerable to nonpayment than other speculative issues; major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	More vulnerable to nonpayment than obligations rated “BB,” but capacity to meet its financial commitment on the obligation; adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC	Currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
CC	Currently highly vulnerable to nonpayment.
C	Currently highly vulnerable to nonpayment; a bankruptcy petition may have been filed or similar action taken, but payments on the obligation are being continued.
D	In default.

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FITCH, INC.

Long-Term Bond Rating	Explanation

Investment Grade
AAA	Highest credit quality. Denotes the lowest expectation of credit risk. Exceptionally strong capacity for payment of financial commitments.
AA	Very high credit quality. Denotes expectations of very low credit risk. Very strong capacity for payment of financial commitments.
A	High credit quality. Denotes expectations of low credit risk. Strong capacity for payment of financial commitments. May be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB	Good credit quality. Currently expectations of low credit risk. Capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity than is the case for higher ratings.
Non-Investment Grade
BB	Speculative. Indicates possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may be available to allow financial commitments to be met.
B	Highly speculative. May indicate distressed or defaulted obligations with potential for extremely high recoveries.
CCC	May indicate distressed or defaulted obligations with potential for superior to average levels of recovery.
CC	May indicate distressed or defaulted obligations with potential for average or below-average levels of recovery.
C	May indicate distressed or defaulted obligations with potential for below-average to poor recoveries.
D	In default.

Short-Term Bond Rating	Explanation

F-1+	Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1	Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.
F-2	Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.

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MOODY’S INVESTORS SERVICE, INC.

Bond Rating	Explanation

Investment Grade
Aaa	Highest quality, smallest degree of investment risk.
Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.
A	Upper to medium-grade obligations; many favorable investment attributes.
Baa	Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
Non-Investment Grade
Ba	More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca	Speculative in a high degree; could be in default or have other marked shortcomings.
C	Lowest rated; extremely poor prospects of ever attaining investment standing.

Unrated securities will be treated as non-investment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies (“split-rated securities”), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security or (ii) the lowest rating if only two agencies provide a rating for the security.

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Appendix B

SUMMARY OF CAPITAL PROTECTION AGREEMENT TERMINATION EVENTS

The following is a summary of certain material terms of the Capital Protection Agreement related to its termination. The Capital Protection Agreement has an initial 10-year term and may be renewed for additional 10-year periods as mutually agreed upon by the Portfolio and the Capital Protection Provider. Termination events considered “early termination events” during a 10-year period do not relieve the Capital Protection Provider from its obligation to pay any shortfall amounts due to the Portfolio. This summary is qualified in its entirety by the Capital Protection Agreement, which has been filed with the SEC as an exhibit to this registration statement. Any capitalized terms not defined herein have the meaning set forth in the Capital Protection Agreement. Section references are to the Capital Protection Agreement. For certain events described below, the Portfolio and/or Janus Capital have an opportunity to fix the event that created the termination.

Early Termination Events – Termination by the Capital Protection Provider Based on the Occurrence of Portfolio Events (Section 7.01)
The Capital Protection Provider shall have the right to terminate the Capital Protection Agreement (and, if so terminated, the Guarantor’s obligations to the Portfolio under the Guaranty shall terminate, provided, in both instances, that all amounts, if any, presently due and payable by the Capital Protection Provider at the time of such termination (including amounts due and payable as a result of such termination on the Settlement Date (as that term is defined in the Capital Protection Agreement)) have been paid in full by the Capital Protection Provider) upon written notice to the Portfolio on any Business Day (as such term is defined in the Capital Protection Agreement) when any of the following events (each, a “Portfolio Event”) shall occur:

(a) Any representation or warranty made by the Portfolio or Janus Capital in any Capital Protection Document or in connection with any Capital Protection Document, or amendment or waiver thereof, or any certificate delivered in connection therewith, shall be incorrect in any material respect when made; or

(b) The Portfolio fails to perform or observe certain terms, covenants, requirements or agreements and in certain circumstances, such failure could reasonably be expected to have a Material Adverse Effect, and such failure shall continue for the period of time specified in the Capital Protection Agreement; or

(c) The Portfolio fails to provide reporting to the Capital Protection Provider in a timely manner; or

(d) Any suspension of the publication of the calculation of the NAV Per Share of any Portfolio Share Class, except to the extent such suspension is due solely to a Market Disruption Event or pursuant to an order of the Commission, in each case, in the Capital Protection Provider’s reasonable discretion and does not continue for more than three Business Days; or

(e) The Portfolio shall fail to pay the Capital Protection Fee or any interest thereon or any other amount due and such failure shall continue for more than 10 Business Days following notice of such failure by the Capital Protection Provider to the Portfolio; or

(f) The Portfolio (A) fails to make any payment when due (whether by scheduled maturity, required prepayment, margin call, acceleration, demand or otherwise and after giving effect to any grace periods, to the extent applicable), in respect of any Contractual Obligation, Derivative Obligation, Debt, Contingent Obligation or Off-Balance Sheet Liability, of more than $10,000,000; provided, that the failure of the Portfolio to make a payment for a transaction that does not settle on the contracted settlement date (i.e., a failed trade) shall not constitute a Portfolio Event, or (B) fails to observe or perform any other agreement or condition relating to any Contractual Obligation, Derivative Obligation, Debt, Contingent Obligation or Off-Balance Sheet Liability, with an amount outstanding or an amount required to be paid by the Portfolio upon termination (including notional, principal, undrawn committed, available or contingent amounts and including amounts owing to all creditors under any combined or syndicated credit arrangement) of more than $10,000,000 (each, a “Material Financial Obligation”), or contained in any instrument or agreement evidencing, securing or relating thereto, or any other event occurs, the effect of which is to cause, or to permit the counterparty, holder or holders, creditor or creditors, or beneficiary or beneficiaries of such Material Financial Obligation (or a trustee or agent on behalf of such Persons) to cause, with the giving of notice if required, such Material Financial Obligation (1) in the case of any Contractual Obligation or Derivative Obligation, to be in default or terminated, (2) in the case of any Debt, Contingent Obligation or Off-Balance Sheet Liability, to be demanded or to become due or to be repurchased, prepaid, defeased or redeemed (in each case, automatically or otherwise), or an offer to repurchase, prepay, defease or redeem such Debt, Contingent Obligation or Off-Balance Sheet Liability to be made, prior to its stated maturity, or (3) in the case of any guaranty, to become payable; or

(g) The Trust shall cease to be registered as an “investment company” under the 1940 Act; or

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(h) A Change of Control or a Change in Key Management shall occur; or

(i) Any merger or consolidation of the Portfolio with or into, or the conveyance, transfer, lease or other disposition by the Portfolio, whether in one transaction or in a series of transactions, of all or substantially all of its property and assets (whether now owned or hereafter acquired) to, any Person (including, for the avoidance of doubt, any other series of the Trust); or

(j) A Bankruptcy Event shall occur with respect to the Trust, the Portfolio or Janus Capital; or

(k) The Capital Protection Provider shall have reasonably determined that (i) the Portfolio is a Benefit Plan Investor within the meaning of the Employee Retirement Income Security Act of 1974 (“ERISA”), including Section 3(42) of ERISA and any regulations issued under ERISA; (ii) the Capital Protection Provider is a fiduciary, within the meaning of ERISA, as a result of, or in connection with, the performance of its obligations under the Capital Protection Agreement; (iii) any Law has made it unlawful or prohibited under applicable law (including, without limitation, prohibited under ERISA or Section 4975 of the Internal Revenue Code of 1986), or that any Governmental Authority has asserted that it is unlawful, for any of the Capital Protection Provider, the Portfolio and/or the Guarantor to maintain any Capital Protection Document to which it is a party or to perform its respective obligations thereunder or (iv) any Law would allow any Governmental Authority to impose a sanction on or withhold a meaningful benefit from the Capital Protection Provider or Guarantor or any of their respective Affiliates if the Capital Protection Provider, the Portfolio and/or the Guarantor were to maintain, or in connection with any of them maintaining, any Capital Protection Document to which it is a party or were to perform, or in connection with any of them performing, its respective obligations thereunder; or

(l) (A) the adoption of any Law (other than a Tax Event), (B) any Change in Law (other than a Tax Event), (C) any change in compliance by the Capital Protection Provider or the Guarantor with any Law (other than a Tax Event) issued or created after the date hereof, whether or not having the force of Law, that in any case, in the Capital Protection Provider’s reasonable judgment, (i) subject to Section 7.04, has an adverse impact when compared to the tax treatment in effect on the date of this Agreement on the Capital Protection Provider’s or the Guarantor’s tax treatment under the Capital Protection Agreement or the Guaranty (including any tax or increased tax of any kind whatsoever with respect to this Agreement or any change in the basis or rate of taxation of payments to or by the Capital Protection Provider in respect thereof), (ii) would result in a Material Adverse Effect with respect to the Capital Protection Provider or the Guarantor if it were to continue performing its obligations hereunder or under the Capital Protection Agreement or the Guaranty, as applicable, or (iii) materially impairs the rights or remedies afforded the Capital Protection Provider or the Guarantor under the Capital Protection Agreement or the Guaranty; or

(m) The Portfolio shall fail to perform or observe any other term, condition, covenant, requirement or agreement applicable to the Portfolio contained in any Capital Protection Document, and such failure shall continue for 30 days after notice thereof; or

(n) A Tax Event shall occur that becomes a Portfolio Event; or

(o) A Reporting Event shall occur; or

(p) Any Custodian Event shall occur and, solely in the case of a Custodian Event that results from a Bankruptcy Event with respect to the Custodian in which the Custodian is under receivership, conservatorship or similar resolution process of any Governmental Authority that is, in the sole judgment of the Capital Protection Provider, not adversely effecting the Custodian’s execution of transactions or the Portfolio’s performance of its Obligations, a new Custodian is not appointed by the Trust within five Business Days after such Custodian Event; or

(q) Any judgment or order shall be entered against the Portfolio in any investigative, administrative or judicial proceeding involving a determination that the Portfolio shall have violated in any material respect any civil Law or for the payment of money in excess of $10,000,000 and (A) enforcement proceedings are commenced by the judgment creditor upon such judgment or order, or (B) there is a period of 10 consecutive days during which a stay of enforcement of such judgment, by reason of a pending appeal or otherwise, is not in effect; or

(r) The Trust, with respect to the Portfolio, ceases to be a regulated investment company eligible to receive pass through tax treatment under Subchapter M of the Internal Revenue Code (the “Code”) or fails to be in compliance with Subchapter M of the Code; or

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(s) Janus Capital shall fail to comply with any requirement of Law (including, but not limited to, the 1940 Act) or any order, writ, injunction or decree applicable to it or to its business or property except where the noncompliance therewith could not reasonably be expected to have a Material Adverse Effect with respect to the Portfolio, and such failure shall continue for 10 Business Days; or

(t) Any judgment or order shall be entered against the Portfolio in any investigative, administrative or judicial proceeding involving a determination that the Portfolio shall have violated in any material respect any criminal Law and there is a period of 10 consecutive days during which a stay of enforcement of such judgment, by reason of a pending appeal or otherwise, is not in effect; or

(u) There occurs (a) the public commencement of formal criminal charges or proceedings by a court, or a formal arrest of, or (b) the public filing or public announcement by any Governmental Authority of enforcement proceedings against, the Trust, the Portfolio, Janus Capital or any Key Employee, as the case may be, alleging a possible fraud, embezzlement, money laundering, insider trading, market manipulation, other violations of securities Laws (which other violation of securities laws, in the Capital Protection Provider’s reasonable judgment, could reasonably be expected to have a Material Adverse Effect), or a felony related to any of the foregoing; or

(v) Any Capital Protection Document, at any time after its execution and delivery and for any reason other than as expressly permitted in the Capital Protection Agreement, ceases to be in full force and effect against the Portfolio; or the Portfolio or any Affiliate of the Portfolio contests in any manner the validity or enforceability of any Capital Protection Document with respect to the Portfolio, denies that the Portfolio has any further liability or obligation under any Capital Protection Document and/or otherwise purports to revoke, terminate or rescind any Capital Protection Document; or

(w) The Aggregate Protected Amount shall exceed the Maximum Settlement Amount; or

(x) Either (i) the Prospectus is amended, supplemented or otherwise modified in form or substance as it relates to the investment policies and objectives of the Portfolio, or (ii) the investment policies and objectives of the Portfolio, or the Trust acting in relation to the Portfolio, are amended, supplemented or otherwise modified in form or substance, in any respect from those set forth in the Prospectus and, in each case, in the Capital Protection Provider’s judgment, such amendments, supplements or modifications could reasonably be expected to have a material adverse effect on the Capital Protection Provider’s rights or obligations under any Capital Protection Document.

Optional Termination by each Party (Section 7.02)
From and after the fifth anniversary of launch of the Portfolio, each Party shall have the right on any Business Day to terminate the Agreement by written notice to the other Party, which termination shall be effective on the date that is five years following the non-terminating Party’s receipt of such notice, or if such date is not a Business Day, the next succeeding Business Day thereafter.

Optional Termination by the Portfolio (Section 7.03)
The Capital Protection Agreement may be terminated by the Portfolio upon written notice to the Capital Protection Provider at the time of the occurrence of (i) a Bankruptcy Event with respect to the Capital Protection Provider or the Guarantor, (ii) a failure by the Guarantor to maintain a long-term unsecured, unsubordinated debt rating and any successor rating of at least Baa3 by Moody’s or BBB- by S&P, (iii) the Guaranty terminates or is determined to be invalid or unenforceable, (iv) the Capital Protection Provider or the Guarantor is subject to any litigation, regulatory action or other proceeding that may affect their respective abilities to perform their obligations under any of the Capital Protection Documents, (v) a material breach of this Agreement by the Capital Protection Provider including a failure to deliver the information set forth in the Capital Protection Provider Information Letter, or (vi) the determination by the Portfolio’s Board of Trustees that it is in the best interest of the Portfolio to terminate this Agreement (including in connection with replacing this Agreement) or to liquidate the Portfolio.

Certain Cure Rights (Section 7.04)
If an event occurs that would be a Portfolio Event as defined in the Capital Protection Agreement that is quantifiable in Dollars in the reasonable judgment of the Capital Protection Provider, written notice (the “Tax Treatment Notice”) shall be submitted to the Portfolio by the Capital Protection Provider specifying the basis for such event (including the applicable Law, Change in Law or change in compliance by the Capital Protection Provider or the Guarantor with respect to such event) and a reasonable good faith estimate of the costs to the Capital Protection Provider or the Guarantor associated with such event. If the Portfolio provides irrevocable written notice (the “Reimbursement Notice”) of its intent to reimburse the Capital

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Protection Provider or the Guarantor for such costs in the amounts actually incurred on an after-tax basis within 15 Business Days after its receipt of the Tax Treatment Notice, it will reimburse the Capital Protection Provider or the Guarantor (as the case may be) the amount of such costs in the amounts actually incurred on an after-tax basis within 5 Business Days following demand for payment, and such event shall not constitute a Portfolio Event. In the event that the Portfolio fails to deliver the Reimbursement Notice within 15 Business Days of its receipt of the Tax Treatment Notice, such event shall be a Portfolio Event, effective as of the day upon which the Tax Treatment Notice was delivered. The failure of the Portfolio to pay such costs will be a Portfolio Event upon the expiration of the cure period.

Other Termination Events
There are certain other events which will cause the Capital Protection Agreement to terminate prior to its scheduled termination. These events include (i) the Portfolio assigning a value greater than $0 to the Capital Protection Agreement or any other Capital Protection Document in calculating the net asset value per share of the shares of any share class, (ii) the Aggregate Shortfall Amount being greater than $0, and (iii) the occurrence of a Cash Recomposition Event.

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janus.com/variable-insurance

151 Detroit Street
Denver, Colorado 80206-4805
1-877-335-2687

JANUS ASPEN SERIES
PART C — OTHER INFORMATION
ITEM 28. Exhibits
     Exhibit (a) — Articles of Incorporation

(a)(1)	Amended and Restated Trust Instrument dated March 18, 2003, amended December 29, 2005, is incorporated herein by reference to Exhibit 1(t) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(a)(2)	First Amendment to Amended and Restated Trust Instrument dated February 21, 2006, is incorporated herein by reference to Exhibit 1(u) to Post-Effective Amendment No. 41, filed on April 28, 2006 (File No. 33-63212).

(a)(3)	Second Amendment to Amended and Restated Trust Instrument dated April 18, 2006, is incorporated herein by reference to Exhibit 1(v) to Post-Effective Amendment No. 41, filed on April 28, 2006 (File No. 33-63212).

(a)(4)	Third Amendment to Amended and Restated Trust Instrument dated February 25, 2008, is incorporated herein by reference to Exhibit 1(w) to Post-Effective Amendment No. 45, filed on May 1, 2008 (File No. 33-63212).

(a)(5)	Fourth Amendment to Amended and Restated Trust Instrument, dated August 8, 2008, is incorporated herein by reference to Exhibit 1(x) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(a)(6)	Fifth Amendment to Amended and Restated Trust Instrument, dated December 9, 2008, is incorporated herein by reference to Exhibit 1(y) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(a)(7)	Sixth Amendment to Amended and Restated Trust Instrument, dated December 31, 2008, is incorporated herein by reference to Exhibit 1(z) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(a)(8)	Seventh Amendment to Amended and Restated Trust Instrument, dated February 25, 2009, is incorporated herein by reference to Exhibit 1(aa) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(a)(9)	Eighth Amendment to Amended and Restated Trust Instrument, dated December 3, 2009, is incorporated herein by reference to Exhibit 1(bb) to Post-Effective Amendment No. 48, filed on February 12, 2010 (File No. 33-63212).

(a)(10)	Ninth Amendment to Amended and Restated Trust Instrument, dated December 11, 2009, is incorporated herein by reference to Exhibit 1(cc) to Post-Effective Amendment No. 48, filed on February 12, 2010 (File No. 33-63212).

(a)(11)	Tenth Amendment to Amended and Restated Trust Instrument, dated June 24, 2010, is incorporated herein by reference to Exhibit (a)(11) to Post-Effective Amendment No. 51, filed on April 29, 2011 (File No. 33-63212).

(a)(12)	Eleventh Amendment to Amended and Restated Trust Instrument, dated June 22, 2011, is incorporated herein by reference to Exhibit (a)(12) to Post-Effective Amendment No. 54, filed on August 31, 2011 (File No. 33-63212).

(a)(13)	Twelfth Amendment to Amended and Restated Trust Instrument, dated September 14, 2011, is incorporated herein by reference to Exhibit (a)(13) to Post-Effective Amendment No. 57, filed on December 30, 2011 (File No. 33-63212).

(a)(14)	Thirteenth Amendment to Amended and Restated Trust Instrument, dated March 15, 2012, is incorporated herein by reference to Exhibit (a)(14) to Post-Effective Amendment No. 60, filed on April 30, 2012 (File No. 33-63212).

(a)(15)	Fourteenth Amendment to Amended and Restated Trust Instrument, dated June 21, 2012, is incorporated herein by reference to Exhibit (a)(15) to Post-Effective Amendment No. 63, filed on September 6, 2012 (File No. 33-63212).

(a)(16)	Fifteenth Amendment to Amended and Restated Trust Instrument, dated December 7, 2012, is filed herein as Exhibit (a)(16).
     Exhibit (b) — By-laws

(b)(1)	Restated Bylaws are incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

(b)(2)	First Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(b) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

(b)(3)	Second Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(c) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

(b)(4)	Third Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(d) to Post-Effective Amendment No. 37, filed on April 30, 2004 (File No. 33-63212).

(b)(5)	Fourth Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(e) to Post-Effective Amendment No. 39, filed on April 29, 2005 (File No. 33-63212).

(b)(6)	Fifth Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(f) to Post-Effective Amendment No. 39, filed on April 29, 2005 (File No. 33-63212).

     Exhibit (c) — Instruments Defining Rights of Security Holders (Not Applicable)
     Exhibit (d) — Investment Advisory Contracts

(d)(1)	Form of Transfer and Assumption Agreement between Janus Capital Corporation and Janus Capital Management LLC, dated April 1, 2002, is incorporated herein by reference to Exhibit 4(v) to Post-Effective Amendment No. 29, filed on April 29, 2002 (File No. 33-63212).

(d)(2)	Investment Advisory Agreement for Balanced Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(pp) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File No. 33-63212).

(d)(3)	Investment Advisory Agreement for Capital Appreciation Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(qq) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File No. 33-63212).

(d)(4)	Investment Advisory Agreement for Core Equity Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(rr) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File No. 33-63212).

(d)(5)	Investment Advisory Agreement for Flexible Income Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ss) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File No. 33-63212).

(d)(6)	Investment Advisory Agreement for Global Life Sciences Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(uu) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File No. 33-63212).

(d)(7)	Investment Advisory Agreement for Global Technology Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(vv) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File No. 33-63212).

(d)(8)	Investment Advisory Agreement for Growth and Income Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ww) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File No. 33-63212).

(d)(9)	Investment Advisory Agreement for Growth Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(xx) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File No. 33-63212).

(d)(10)	Investment Advisory Agreement for International Growth Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(yy) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File No. 33-63212).

(d)(11)	Investment Advisory Agreement for Mid Cap Growth Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(zz) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File No. 33-63212).

(d)(12)	Investment Advisory Agreement for Mid Cap Value Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(aaa) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File No. 33-63212).

(d)(13)	Investment Advisory Agreement for Risk-Managed Core Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(bbb) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File No. 33-63212).

(d)(14)	Investment Advisory Agreement for Worldwide Growth Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(eee) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File No. 33-63212).

(d)(15)	Sub-Advisory Agreement for Risk-Managed Core Portfolio dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ggg) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File No. 33-63212).

(d)(16)	Form of Amendment to Investment Advisory Agreement for Capital Appreciation Portfolio is incorporated herein by reference to Exhibit 4(jjj) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File No. 33-63212).

(d)(17)	Form of Amendment to Investment Advisory Agreement for Flexible Income Portfolio is incorporated herein by reference to Exhibit 4(kkk) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File No. 33-63212).

(d)(18)	Form of Amendment to Investment Advisory Agreement for Growth Portfolio is incorporated herein by reference to Exhibit 4(lll) to Post-Effective Amendment No. 38, filed on February 18, 2005 (File No. 33-63212).

(d)(19)	Investment Advisory Agreement for Balanced Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(mmm) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(20)	Investment Advisory Agreement for Core Equity Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(nnn) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(21)	Investment Advisory Agreement for Flexible Bond Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(ooo) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(22)	Investment Advisory Agreement for Forty Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(qqq) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(23)	Investment Advisory Agreement for Global Life Sciences Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(rrr) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(24)	Investment Advisory Agreement for Global Technology Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(sss) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(25)	Investment Advisory Agreement for Growth and Income Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(ttt) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(26)	Investment Advisory Agreement for International Growth Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(uuu) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(27)	Investment Advisory Agreement for Large Cap Growth Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(vvv) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(28)	Investment Advisory Agreement for Mid Cap Growth Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(www) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(29)	Investment Advisory Agreement for Mid Cap Value Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(xxx) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(30)	Investment Advisory Agreement for Risk-Managed Core Portfolio dated July 1, 2004, as amended January 1, 2006, is incorporated herein by reference to Exhibit 4(zzz) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(31)	Investment Advisory Agreement for Worldwide Growth Portfolio dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(aaaa) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(32)	Sub-Advisory Agreement for Risk-Managed Core Portfolio dated July 1, 2004, as amended January 1, 2006, is incorporated herein by reference to Exhibit 4(bbbb) to Post-Effective Amendment No. 40, filed on February 23, 2006 (File No. 33-63212).

(d)(33)	Amendment to Investment Advisory Agreement for Core Equity Portfolio dated May 1, 2006 is incorporated herein by reference to Exhibit 4(cccc) to Post-Effective Amendment No. 41, filed on April 28, 2006 (File No. 33-63212).

(d)(34)	Amendment to Investment Advisory Agreement for Risk-Managed Core Portfolio dated May 1, 2006 is incorporated herein by reference to Exhibit 4(dddd) to Post-Effective Amendment No. 41, filed on April 28, 2006 (File No. 33-63212).

(d)(35)	Amendment to Sub-Advisory Agreement for Risk-Managed Core Portfolio dated May 1, 2006 is incorporated herein by reference to Exhibit 4(ffff) to Post-Effective Amendment No. 41, filed on April 28, 2006 (File No. 33-63212).

(d)(36)	Amendment to Investment Advisory Agreement for Balanced Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(hhhh) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(37)	Amendment to Investment Advisory Agreement for Flexible Bond Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(iiii) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(38)	Amendment to Investment Advisory Agreement for Forty Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(kkkk) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(39)	Amendment to Investment Advisory Agreement for Fundamental Equity Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(llll) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(40)	Amendment to Investment Advisory Agreement for Global Life Sciences Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(mmmm) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(41)	Amendment to Investment Advisory Agreement for Global Technology Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(nnnn) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(42)	Amendment to Investment Advisory Agreement for Growth and Income Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(oooo) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(43)	Amendment to Investment Advisory Agreement for International Growth Portfolio dated June 14, 2006 is incorporated herein by reference to as Exhibit 4(pppp) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(44)	Amendment to Investment Advisory Agreement for Large Cap Growth Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(qqqq) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(45)	Amendment to Investment Advisory Agreement for Mid Cap Growth Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(rrrr) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(46)	Amendment to Investment Advisory Agreement for Mid Cap Value Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ssss) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(47)	Amendment to Investment Advisory Agreement for Janus Aspen INTECH Risk-Managed Core Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(uuuu) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(48)	Amendment to Investment Advisory Agreement for Worldwide Growth Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(xxxx) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(49)	Amendment to Sub-Advisory Agreement for Mid Cap Value Portfolio dated June 14, 2006 is incorporated herein by reference to Exhibit 4(yyyy) to Post-Effective Amendment No. 42, filed on February 26, 2007 (File No. 33-63212).

(d)(50)	Amendment to Sub-Advisory Agreement for Janus Aspen INTECH Risk-Managed Core Portfolio dated January 1, 2008 is incorporated herein by reference to Exhibit 4(aaaaa) to Post-Effective Amendment No. 44, filed on February 15, 2008 (File No. 33-63212).

(d)(51)	Amended and Restated Investment Advisory Agreement for Janus Aspen Perkins Mid Cap Value Portfolio dated December 31, 2008 is incorporated herein by reference to Exhibit 4(ccccc) to Post-Effective Amendment No. 46, filed on February 13, 2009 (File No. 33-63212).

(d)(52)	Sub-Advisory Agreement for Janus Aspen Perkins Mid Cap Value Portfolio dated December 31, 2008 is incorporated herein by reference to Exhibit 4(eeeee) to Post-Effective Amendment No. 46, filed on February 13, 2009 (File No. 33-63212).

(d)(53)	Investment Advisory Agreement for Modular Portfolio Construction Portfolio dated May 1, 2009 is incorporated herein by reference to Exhibit 4(ggggg) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(d)(54)	Form of Amendment to Sub-Advisory Agreement for Janus Aspen INTECH Risk-Managed Core Portfolio dated December 9, 2008 is incorporated herein by reference to Exhibit 4(hhhhh) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(d)(55)	Amendment to Investment Advisory Agreement for Fundamental Equity Portfolio dated May 1, 2009 is incorporated herein by reference to Exhibit 4(iiiii) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(d)(56)	Amendment to Investment Advisory Agreement for International Growth Portfolio dated May 1, 2009 is incorporated herein by reference to Exhibit 4(jjjjj) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(d)(57)	Amendment to Investment Advisory Agreement for Large Cap Growth Portfolio dated May 1, 2009 is incorporated herein by reference to Exhibit 4(kkkkk) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(d)(58)	Amendment to Investment Advisory Agreement for Mid Cap Growth Portfolio dated May 1, 2009 is incorporated herein by reference to Exhibit 4(lllll) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(d)(59)	Amendment to Investment Advisory Agreement for Worldwide Growth Portfolio dated May 1, 2009 is incorporated herein by reference to Exhibit 4(mmmmm) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(d)(60)	Amended and Restated Investment Advisory Agreement for Forty Portfolio dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(60) to Post-Effective Amendment No. 50, filed on February 14, 2011 (File No. 33-63212).

(d)(61)	Amended and Restated Investment Advisory Agreement for Janus Portfolio dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(61) to Post-Effective Amendment No. 50, filed on February 14, 2011 (File No. 33-63212).

(d)(62)	Amended and Restated Investment Advisory Agreement for Overseas Portfolio dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(62) to Post-Effective Amendment No. 50, filed on February 14, 2011 (File No. 33-63212).

(d)(63)	Amendment to Investment Advisory Agreement for Forty Portfolio dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(63) to Post-Effective Amendment No. 50, filed on February 14, 2011 (File No. 33-63212).

(d)(64)	Amendment to Investment Advisory Agreement for Janus Portfolio dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(64) to Post-Effective Amendment No. 50, filed on February 14, 2011 (File No. 33-63212).

(d)(65)	Amendment to Investment Advisory Agreement for Overseas Portfolio dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(65) to Post-Effective Amendment No. 50, filed on February 14, 2011 (File No. 33-63212).

(d)(66)	Amendment to Investment Advisory Agreement for Worldwide Portfolio dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(66) to Post-Effective Amendment No. 50, filed on February 14, 2011 (File No. 33-63212).

(d)(67)	Amendment to Investment Advisory Agreement for Janus Aspen Perkins Mid Cap Value Portfolio dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(67) to Post-Effective Amendment No. 50, filed on February 14, 2011 (File No. 33-63212).

(d)(68)	Amendment to Investment Advisory Agreement for Modular Portfolio Construction Portfolio, dated July 1, 2010, is incorporated herein by reference to Exhibit (d)(68) to Post-Effective Amendment No. 54, filed on August 31, 2011 (File No. 33-63212).

(d)(69)	Amendment to Investment Advisory Agreement for Dynamic Allocation Portfolio, dated August 31, 2011, is incorporated herein by reference to Exhibit (d)(69) to Post-Effective Amendment No. 54, filed on August 31, 2011 (File No. 33-63212).

(d)(70)	Investment Advisory Agreement for Janus Aspen Protected Series — Growth is incorporated herein by reference to Exhibit (d)(70) to Post-Effective Amendment No. 57, filed on December 30, 2011 (File No. 33-63212).

(d)(71)	Investment Advisory Agreement for Janus Aspen INTECH U.S. Low Volatility Portfolio is incorporated herein by reference to Exhibit (d)(71) to Post-Effective Amendment No. 63, filed on September 6, 2012 (File No. 33-63212).

(d)(72)	Form of Sub-Advisory Agreement for Janus Aspen INTECH U.S. Low Volatility Portfolio is incorporated herein by reference to Exhibit (d)(72) to Post-Effective Amendment No. 63, filed on September 6, 2012 (File No. 33-63212).

(d)(73)	Amendment to Sub-Advisory Agreement for Perkins Mid Cap Value Portfolio, dated December 7, 2012, is incorporated herein by reference to Exhibit (d)(73) to Post-Effective Amendment No. 65, filed on February 15, 2013 (File No. 33-63212).

(d)(74)	Amendment to Investment Advisory Agreement for Worldwide Portfolio, dated May 1, 2013, is filed herein as Exhibit (d)(74).

(d)(75)	Amendment to Investment Advisory Agreement for Moderate Allocation Portfolio, dated May 1, 2013, is filed herein as Exhibit (d)(75).

     Exhibit (e) — Underwriting Contracts

(e)(1)	Amended Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 17, filed on February 26, 1999 (File No. 33-63212).

(e)(2)	Amended Distribution Agreement dated September 14, 1999 is incorporated herein by reference to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

(e)(3)	Form of Distribution and Shareholder Services Agreement for Service Shares for Qualified Plans is incorporated herein by reference to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

(e)(4)	Form of Distribution and Shareholder Services Agreement for Service Shares for Insurance Companies is incorporated herein by reference to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

(e)(5)	Form of Amended and Restated Distribution Agreement, dated September 13, 2001, is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

(e)(6)	Form of Distribution and Shareholder Services Agreement for Service II Shares for Qualified Plans is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

(e)(7)	Form of Distribution and Shareholder Services Agreement for Service II Shares for Insurance Companies is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

(e)(8)	Form of Transfer and Assumption Agreement between Janus Distributors, Inc. and Janus Distributors LLC, dated April 1, 2002, is incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 29, filed on April 29, 2002 (File No. 33-63212).

(e)(9)	Amended and Restated Distribution Agreement between Janus Aspen Series and Janus Distributors LLC, dated June 18, 2002, is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

(e)(10)	Amendment to the Amended and Restated Distribution Agreement between Janus Distributors LLC and Janus Aspen Series, dated December 14, 2007, is incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 44, filed on February 15, 2008 (File No. 33-63212).

     Exhibit (f) — Bonus or Profit Sharing Contracts (Not Applicable)
     Exhibit (g) — Custodian Agreements

(g)(1)	Amended and Restated Custodian Contract between Janus Aspen Series and State Street Bank and Trust Company, dated August 1, 2005, is incorporated herein by reference to Exhibit 7(dd) to Post-Effective Amendment No. 41, filed on April 28, 2006 (File No. 33-63212).

(g)(2)	Letter Agreement with regard to Risk-Managed Core Portfolio and Risk-Managed Growth Portfolio, dated February 21, 2006, is incorporated herein by reference to Exhibit 7(ee) to Post-Effective Amendment No. 41, filed on April 28, 2006 (File No. 33-63212).

(g)(3)	Form of Letter Agreement with regard to Core Equity Portfolio, dated April 18, 2006, is incorporated herein by reference to Exhibit 7(ff) to Post-Effective Amendment No. 41, filed on April 28, 2006 (File No. 33-63212).

(g)(4)	Form of Letter Agreement with regard to Modular Portfolio Construction Portfolio, with State Street Bank and Trust Company, dated April 20, 2009, is incorporated herein by reference to Exhibit 7(gg) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(g)(5)	Form of Letter Agreement with regard to Moderate Allocation Portfolio, with State Street Bank and Trust Company, dated August 24, 2011, is incorporated herein by reference to Exhibit (g)(5) Post-Effective Amendment No. 54, filed on August 31, 2011 (File No. 33-63212).

(g)(6)	Form of Letter Agreement with regard to Janus Aspen Protected Series – Growth, with State Street Bank and Trust Company, dated November 7, 2011, is incorporated herein by reference to Exhibit (g)(6) to Post-Effective Amendment No. 57, filed on December 30, 2011 (File No. 33-63212).

(g)(7)	Form of Letter Agreement with regard to Janus Aspen INTECH U.S. Low Volatility Portfolio, with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(7) to Post-Effective Amendment No. 63, filed on September 6, 2012 (File No. 33-63212).

(g)(8)	Form of Letter Agreement with regard to Worldwide Portfolio and Moderate Allocation Portfolio, with State Street Bank and Trust Company, is filed herein as Exhibit (g)(8).

     Exhibit (h) — Other Material Contracts

(h)(1)	Form of Transfer and Assumption Agreement between Janus Service Corporation and Janus Services LLC, dated April 1, 2002, is incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 29, filed on April 29, 2002 (File No. 33-63212).

(h)(2)	Amended and Restated Transfer Agency Agreement between Janus Aspen Series and Janus Services LLC, dated December 10, 2002, is incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment No. 35, filed on August 11, 2003 (File No. 33-63212).

(h)(3)	First Amendment to the Amended and Restated Transfer Agency Agreement with Janus Services LLC, dated December 14, 2007, is incorporated herein by reference to Exhibit 8(bb) to Post-Effective Amendment No. 44, filed on February 15, 2008 (File No. 33-63212).

(h)(4)	Form of Agreement and Plan of Reorganization is incorporated herein by reference to Exhibit 8(cc) to Post-Effective Amendment No. 45, filed on May 1, 2008 (File No. 33-63212).

(h)(5)	Expense Limitation Agreement between Janus Capital Management LLC and Modular Portfolio Construction Portfolio dated May 1, 2009 is incorporated herein by reference to Exhibit 8(dd) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(h)(6)	Expense Allocation Agreement between Janus Capital Management LLC and Janus Aspen Series dated May 1, 2009 is incorporated herein by reference to Exhibit 8(ee) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(h)(7)	Amendment dated May 1, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Aspen Series, regarding Enterprise Portfolio, is incorporated herein by reference to Exhibit 8(ff) to Post-Effective Amendment No. 48, filed on February 12, 2010 (File No. 33-63212).

(h)(8)	Amendment dated May 1, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Aspen Series, regarding Janus Portfolio, is incorporated herein by reference to Exhibit 8(gg) to Post-Effective Amendment No. 48, filed on February 12, 2010 (File No. 33-63212).

(h)(9)	Amendment dated May 1, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Aspen Series, regarding Overseas Portfolio, is incorporated herein by reference to Exhibit 8(hh) to Post-Effective Amendment No. 48, filed on February 12, 2010 (File No. 33-63212).

(h)(10)	Amendment dated May 1, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Aspen Series, regarding Research Core Portfolio, is incorporated herein by reference to Exhibit 8(ii) to Post-Effective Amendment No. 48, filed on February 12, 2010 (File No. 33-63212).

(h)(11)	Amendment dated May 1, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Aspen Series, regarding Worldwide Portfolio, is incorporated herein by reference to Exhibit 8(jj) to Post-Effective Amendment No. 48, filed on February 12, 2010 (File No. 33-63212).

(h)(12)	Expense Limitation Agreement between Janus Capital Management LLC and Flexible Bond Portfolio dated December 11, 2009 is incorporated herein by reference to Exhibit (h)(12) to Post-Effective Amendment No. 49, filed on April 30, 2010 (File No. 33-63212).

(h)(13)	Expense Limitation Agreement between Janus Capital Management LLC and Global Technology Portfolio dated December 11, 2009 is incorporated herein by reference to Exhibit (h)(13) to Post-Effective Amendment No. 49, filed on April 30, 2010 (File No. 33-63212).

(h)(14)	Expense Limitation Agreement between Janus Capital Management LLC and Janus Aspen Perkins Mid Cap Value Portfolio dated December 11, 2009 is incorporated herein by reference to Exhibit (h)(14) to Post-Effective Amendment No. 49, filed on April 30, 2010 (File No. 33-63212).

(h)(15)	Expense Limitation Agreement between Janus Capital Management LLC and Modular Portfolio Construction Portfolio dated December 11, 2009 is incorporated herein by reference to Exhibit (h)(15) to Post-Effective Amendment No. 49, filed on April 30, 2010 (File No. 33-63212).

(h)(16)	Second Amendment to the Amended and Restated Transfer Agency Agreement with Janus Services LLC, dated October 2, 2008, is incorporated herein by reference to Exhibit (h)(16) to Post-Effective Amendment No. 51, filed on April 29, 2011 (File No. 33-63212).

(h)(17)	Third Amendment to the Amended and Restated Transfer Agency Agreement with Janus Services LLC, dated April 30, 2009, is incorporated herein by reference to Exhibit (h)(17) to Post-Effective Amendment No. 51, filed on April 29, 2011 (File No. 33-63212).

(h)(18)	Fourth Amendment to the Amended and Restated Transfer Agency Agreement with Janus Services LLC, dated April 30, 2010, is incorporated herein by reference to Exhibit (h)(18) to Post-Effective Amendment No. 51, filed on April 29, 2011 (File No. 33-63212).

(h)(19)	Expense Limitation Agreement between Janus Capital Management LLC and Moderate Allocation Portfolio, dated June 22, 2011, is incorporated herein by reference to Exhibit (h)(19) to Post-Effective Amendment No. 54, filed on August 31, 2011 (File No. 33-63212).

(h)(20)	Form of Capital Protection Agreement for Janus Aspen Protected Series — Growth is incorporated herein by reference to Exhibit (h)(20) to Post-Effective Amendment No. 56, filed on September 30, 2011 (File No. 33-63212).

(h)(21)	Amended and Restated Parent Guaranty, dated April 18, 2011, is incorporated herein by reference to Exhibit (h)(21) to Post-Effective Amendment No. 56, filed on September 30, 2011 (File No. 33-63212).

(h)(22)	Administration Agreement between Janus Aspen Series and Janus Capital Management LLC, dated June 23, 2011, is incorporated herein by reference to Exhibit (h)(22) to Post-Effective Amendment No. 57, filed on December 30, 2011 (File No. 33-63212).

(h)(23)	Expense Limitation Agreement between Janus Capital Management LLC and Janus Aspen Protected Series — Growth, dated September 14, 2011, is incorporated herein by reference to Exhibit (h)(23) to Post-Effective Amendment No. 57, filed on December 30, 2011 (File No. 33-63212).

(h)(24)	Form of Capital Protection Agreement for Janus Aspen Protected Series — Growth is incorporated herein by reference to Exhibit (h)(24) to Post-Effective Amendment No. 57, filed on December 30, 2011 (File No. 33-63212).

(h)(25)	Amended and Restated Parent Guaranty, dated September 29, 2011, is incorporated herein by reference to Exhibit (h)(25) to Post-Effective Amendment No. 57, filed on December 30, 2011 (File No. 33-63212).

(h)(26)	Fifth Amendment to the Amended and Restated Transfer Agency Agreement with Janus Services LLC, dated March 15, 2012, is incorporated herein by reference to Exhibit (h)(26) to Post-Effective Amendment No. 60, filed on April 30, 2012 (File No. 33-63212).

(h)(27)	Expense Limitation Agreement between Janus Capital Management LLC and Janus Aspen INTECH U.S. Low Volatility Portfolio is incorporated herein by reference to Exhibit (h)(27) to Post-Effective Amendment No. 63, filed on September 6, 2012 (File No. 33-63212).

(h)(28)	Waiver and Amendment No. 1 to Capital Protection Agreement, dated November 8, 2012, is incorporated herein by reference to Exhibit (h)(28) to Post-Effective Amendment No. 65, filed on February 15, 2013 (File No. 33-63212).

(h)(29)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Global Technology Portfolio is filed herein as Exhibit (h)(29).

(h)(30)	Custody Agreement between HSBC and Janus Capital Management LLC is filed herein as Exhibit (h)(30).

     Exhibit (i) — Legal Opinion

(i)(1)	Opinion and Consent of Fund Counsel with respect to shares of Growth Portfolio, Aggressive Growth Portfolio, Worldwide Growth Portfolio, Balanced Portfolio, Flexible Income Portfolio and Short-Term Bond Portfolio is incorporated herein by reference to Exhibit 10 to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

(i)(2)	Opinion and Consent of Fund Counsel with respect to shares of International Growth Portfolio is incorporated herein by reference to Exhibit 10(b) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

(i)(3)	Opinion and Consent of Fund Counsel with respect to Equity Income Portfolio and Capital Appreciation Portfolio is incorporated herein by reference to Exhibit 10(e) to Post-Effective Amendment No. 10, filed on February 13, 1997 (File No. 33-63212).

(i)(4)	Opinion and Consent of Fund Counsel with respect to Growth and Income Portfolio is incorporated herein by reference to Exhibit 10(g) to Post-Effective Amendment No. 12, filed on August 11, 1997 (File No. 33-63212).

(i)(5)	Opinion and Consent of Fund Counsel with respect to Service Shares of all the Portfolios is incorporated herein by reference to Exhibit 9(i) to Post-Effective Amendment 20, filed on October 26, 1999 (File No. 33-63212).

(i)(6)	Opinion and Consent of Fund Counsel with respect to Global Life Sciences Portfolio and Global Technology Portfolio for Service Shares and Institutional Shares is incorporated herein by reference to Exhibit 9(j) to Post-Effective Amendment No. 21, filed on November 1, 1999 (File No. 33-63212).

(i)(7)	Opinion and Consent of Fund Counsel with respect to Service II Shares of International Growth Portfolio, Worldwide Growth Portfolio and Global Technology Portfolio is incorporated herein by reference to Exhibit 9(k) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

(i)(8)	Opinion and Consent of Fund Counsel with respect to Service Shares of Risk-Managed Large Cap Growth Portfolio, Risk-Managed Large Cap Core Portfolio, Mid Cap Value Portfolio and Small Cap Value Portfolio is incorporated herein by reference to Exhibit 9(l) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

(i)(9)	Opinion and Consent of Fund Counsel with respect to Institutional Shares of Mid Cap Value Portfolio is incorporated herein by reference to Exhibit 9(m) to Post-Effective Amendment No. 32, filed on February 26, 2003 (File No. 33-63212).

(i)(10)	Opinion and Consent of Fund Counsel with respect to Service Shares of Modular Portfolio Construction Portfolio is incorporated herein by reference to Exhibit 9(n) to Post-Effective Amendment No. 47, filed on May 1, 2009 (File No. 33-63212).

(i)(11)	Opinion and Consent of Fund Counsel with respect to Institutional Shares and Service Shares of Moderate Allocation Portfolio is incorporated herein by reference to Exhibit (i)(11) to Post-Effective Amendment No. 54, filed on August 31, 2011 (File No. 33-63212).

(i)(12)	Opinion and Consent of Fund Counsel with respect to Institutional Shares and Service Shares of Janus Aspen Protected Series — Growth is incorporated herein by reference to Exhibit (i)(12) to Post-Effective Amendment No. 57, filed on December 30, 2011 (File No. 33-63212).

(i)(13)	Opinion and Consent of Fund Counsel with respect to Service Shares of Janus Aspen INTECH U.S. Low Volatility Portfolio is incorporated herein by reference to Exhibit (i)(13) to Post-Effective Amendment No. 63, filed on September 6, 2012 (File No. 33-63212).
     Exhibit (j) — Other Opinions

(j)(1)	Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit (j)(1).

(j)(2)	Consent of PricewaterhouseCoopers LLP for BNP Statement of Financial Condition is filed herein as Exhibit (j)(2).

     Exhibit (k) — Omitted Financial Statements

(k)(1)	BNP Statement of Financial Condition as of December 31, 2010 is incorporated herein by reference to Exhibit (k)(1) to Post-Effective Amendment No. 56, filed on September 30, 2011 (File No. 33-63212).

(k)(2)	BNP Statement of Financial Condition as of December 31, 2011 is incorporated herein by reference to Exhibit (k)(2) to Post-Effective Amendment No. 60, filed on April 30, 2012 (File No. 33-63212).

(k)(3)	BNP Statement of Financial Condition as of December 31, 2012 is filed herein as Exhibit (k)(3).
     Exhibit (l) — Initial Capital Agreements (Not Applicable)
     Exhibit (m) — Rule 12b-1 Plan

(m)(1)	Form of Distribution and Shareholder Servicing Plan for Service Shares between Janus Distributors, Inc. and Janus Aspen Series is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

(m)(2)	Form of Distribution and Shareholder Servicing Plan for Service II Shares between Janus Distributors, Inc. and Janus Aspen Series, dated October 18, 2001, is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).
     Exhibit (n) — Rule 18f-3 Plan

(n)(1)	Rule 18f-3 Plan dated December 10, 1996 is incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 10, filed on February 13, 1997 (File No. 33-63212).

(n)(2)	Amendment to Rule 18f-3 Plan dated June 15, 1999 is incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 19, filed on June 21, 1999 (File No. 33-63212).

(n)(3)	Amendment to Rule 18f-3 Plan dated September 14, 1999 is incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

(n)(4)	Form of Amended and Restated Rule 18f-3 Plan is incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 26, filed on June 1, 2001 (File No. 33-63212).

(n)(5)	Amended and Restated Rule 18f-3 Plan, dated September 13, 2001, is incorporated herein by reference to Exhibit 15(e) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

(n)(6)	Amended and Restated Rule 18f-3 Plan, dated June 18, 2002, is incorporated herein by reference to Exhibit 15(f) to Post-Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212).

(n)(7)	Amended and Restated Rule 18f-3 Plan, dated December 10, 2002, is incorporated herein by reference to Exhibit 15(g) to Post-Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212).

(n)(8)	Amended and Restated Rule 18f-3 Plan, dated March 15, 2012, is incorporated herein by reference to Exhibit (n)(8) to Post-Effective Amendment No. 60, filed on April 30, 2012 (File No. 33-63212).

(n)(9)	Amended and Restated Rule 18f-3 Plan, dated May 1, 2012, is incorporated herein by reference to Exhibit (n)(9) to Post-Effective Amendment No. 60, filed on April 30, 2012 (File No. 33-63212).
     Exhibit (o) — Reserved
     Exhibit (p) — Codes of Ethics

(p)(1)	Revised Janus Ethics Rules, dated January 5, 2010, is incorporated herein by reference to Exhibit 16(z) to Post-Effective Amendment No. 48, filed on February 12, 2010 (File No. 33-63212).

(p)(2)	Appendix C to Revised Janus Ethics Rules, revised March 11, 2010, is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 49, filed on April 30, 2010 (File No. 33-63212).

(p)(3)	Appendix D to Revised Janus Ethics Rules, revised March 11, 2010, is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 49, filed on April 30, 2010 (File No. 33-63212).

(p)(4)	Janus Ethics Rules, revised December 3, 2010, is incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 50, filed on February 14, 2011 (File No. 33-63212).

(p)(5)	Janus Ethics Rules, revised March 17, 2011, is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 51, filed on April 29, 2011 (File No. 33-63212).

(p)(6)	Janus Ethics Rules, revised June 23, 2011, is incorporated herein by reference to Exhibit (p)(6) to Post-Effective Amendment No. 57, filed on December 30, 2011 (File No. 33-63212).

(p)(7)	Janus Ethics Rules, revised February 7, 2012, is incorporated herein by reference to Exhibit (p)(7) to Post-Effective Amendment No. 59, filed on February 15, 2012 (File No. 33-63212).

(p)(8)	Janus Ethics Rules, revised March 15, 2012, is incorporated herein by reference to Exhibit (p)(8) to Post-Effective Amendment No. 60, filed on April 30, 2012 (File No. 33-63212).
     Exhibit (q) — Power of Attorney

(q)(1)	Powers of Attorney, dated as of May 1, 2013, are filed herein as Exhibit (q)(1).
ITEM 29. Persons Controlled by or Under Common Control with Registrant
     The Board of Trustees of Janus Aspen Series is the same as that of Janus Investment Fund. Each such Trust has Janus Capital Management LLC as its investment adviser. In addition, the officers of the two Trusts are substantially identical. Nonetheless, Janus Aspen Series takes the position that it is not under common control with other Janus funds because the power residing in the respective boards and officers arises as the result of an official position with each respective Trust.
ITEM 30. Indemnification
     Article IX of Janus Aspen Series’ Amended and Restated Trust Instrument provides for indemnification of certain persons acting on behalf of the Portfolios. In general, Trustees, officers and Advisory Board members will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office in connection with the Portfolios, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Portfolios. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Portfolios also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Portfolios if his or her conduct is later determined to preclude indemnification, and that either he or she provide security for the undertaking, the Trust be insured against losses resulting from lawful advances, or a majority of a quorum of disinterested Trustees or independent counsel in a written opinion, determines that he or she ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees, officers and any Advisory Board members.
ITEM 31. Business and Other Connections of Investment Adviser
     The only business of Janus Capital Management LLC is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds, unregistered investment companies, and for individual, charitable, corporate, private, and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement. Business backgrounds of the principal executive officers of the investment adviser and their position(s) with the adviser and affiliated entities (in the last two years) are listed in Schedule A of the adviser’s Form ADV as filed with the Securities and Exchange Commission (File No. 801-13991, dated March 28, 2013), which information from such schedule is incorporated herein by reference.

     The only business of INTECH Investment Management LLC (and its predecessors) (“INTECH”) and Perkins Investment Management LLC (and its predecessors) (“Perkins”) is to serve as a subadviser of the Registrant and investment adviser or subadviser to mutual funds, institutional and individual separate accounts, separately managed accounts, and other registered and unregistered investment companies. Business backgrounds of the principal executive officers of each subadviser and their position(s) with each respective subadviser and its affiliated entities (in the last two years) are listed in Schedule A of each subadviser’s Form ADV as filed with the Securities and Exchange Commission (INTECH – File No. 801-60987, dated March 28, 2013; Perkins – File No. 801-62042, dated March 28, 2013), which information from such schedule is incorporated herein by reference.
ITEM 32. Principal Underwriters
(a)	Janus Distributors LLC (“Janus Distributors”) serves as principal underwriter for the Registrant and Janus Investment Fund.

(b)	The principal business address, positions with Janus Distributors and positions with the Registrant of Robin C. Beery, Stephanie Grauerholz-Lofton, David R. Kowalski, and Gibson Smith, officers and directors of Janus Distributors, are described under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement. The principal executive officers of Janus Distributors are as follows:

Name	Position(s) with Janus Distributors
George S. Batejan	Executive Vice President
Robin C. Beery	Executive Vice President and Head of U.S. Distribution
Michael Drew Elder	Senior Vice President
Stephanie Grauerholz-Lofton	Vice President
David W. Grawemeyer	Executive Vice President
Kelly F. Hagg	Vice President
Heidi W. Hardin	General Counsel and Senior Vice President
Brennan A. Hughes	Senior Vice President
John E. Ingram	President
Bruce L. Koepfgen	Chief Financial Officer and Executive Vice President
David R. Kowalski	Chief Compliance Officer and Senior Vice President
Karlene J. Lacy	Senior Vice President
Douglas J. Laird	Senior Vice President
John J. Mari	Vice President
Kristin B. Mariani	Vice President
Michelle R. Rosenberg	Vice President
Russell P. Shipman	Senior Vice President
Gibson Smith	Executive Vice President
Richard M. Weil	Executive Vice President
Messrs. Batejan, Elder, Grawemeyer, Hagg, Hughes, Ingram, Koepfgen, Laird, Mari, Shipman, and Weil, and Mses. Hardin, Lacy, Mariani, and Rosenberg do not hold any positions with the Registrant. Their principal business address is 151 Detroit Street, Denver, Colorado 80206-4805.

(c)	Not Applicable.
ITEM 33. Location of Accounts and Records
     The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805 and 720 South Colorado Blvd., Denver, Colorado 80206-1929; Iron Mountain, 5155 E. 46th Avenue, Denver, Colorado 80216 and 11333 E. 53rd Avenue, Denver, Colorado 80239; Janus Services LLC, 720 South Colorado Blvd., Denver, Colorado 80206-1929; State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351; and Deutsche Bank AG, New York Branch, 1301 Avenue of the Americas, New York, New York 10019. Certain records relating to the day-to-day portfolio management of Janus Aspen INTECH U.S. Low Volatility Portfolio are kept at the offices of the subadviser, INTECH Investment Management LLC, CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401. Certain records relating to the day-to-day portfolio management of Janus Aspen Perkins Mid Cap Value Portfolio are kept at the offices of the subadviser, Perkins Investment Management LLC, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606.
ITEM 34. Management Services
     The Registrant has no management-related service contracts that are not discussed in Part A or Part B of this form.
ITEM 35. Undertakings
     During the period that the Capital Protection Agreement (or any successor agreement) is in effect, the Registrant hereby undertakes to include or incorporate by reference the most recent audited financial statements for the Capital Protection Provider (or any successors or substituted entities thereto), as applicable, in its annual update to its registration statement under the Investment Company Act of 1940, as amended. To the extent that the Capital Protection Provider (or any successor or substituted entity) is required to file reports pursuant to the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Registrant undertakes to incorporate by reference any reports filed on Form 10-K under the Exchange Act. To the extent that the Capital Protection Provider is not required to file reports under the Exchange Act, the Registrant will obtain a representation that such financial statements have been and will be prepared in accordance with U.S. GAAP, as if the Capital Protection Provider was required to file Form 10-K under the Exchange Act. The period covered will be the period otherwise required to be covered. Further, the Registrant undertakes under such circumstances to include as an exhibit to its registration statement as it relates to the Portfolio, the consent of the independent auditors of the Capital Protection Provider (or such successors or substituted entities), as applicable, regarding such financial statements.
     The Registrant hereby further undertakes to include in the Registrant’s annual and semiannual reports (with respect to the Portfolio) to shareholders, an offer to supply the most recent annual report of the Capital Protection Provider (or any successor or substituted entity thereto), free of charge, upon a shareholder’s request.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 1st day of May, 2013.

JANUS ASPEN SERIES

By:	/s/ Robin C. Beery Robin C. Beery, President and
Chief Executive Officer
     Janus Aspen Series is organized under an Amended and Restated Trust Instrument dated March 18, 2003, amended December 29, 2005, (“Trust Instrument”) under the laws of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robin C. Beery	President and Chief Executive Officer	May 1, 2013
Robin C. Beery	(Principal Executive Officer)

/s/ Jesper Nergaard	Vice President, Chief Financial	May 1, 2013
Jesper Nergaard	Officer, Treasurer and Principal
Accounting Officer (Principal
Financial Officer and Principal
Accounting Officer)

Signature	Title	Date

William F. McCalpin* William F. McCalpin	Chairman and Trustee	May 1, 2013

Allan A. Brown* Allan A. Brown	Trustee	May 1, 2013

William D. Cvengros* William D. Cvengros	Trustee	May 1, 2013

James T. Rothe* James T. Rothe	Trustee	May 1, 2013

William D. Stewart* William D. Stewart	Trustee	May 1, 2013

Linda S. Wolf* Linda S. Wolf	Trustee	May 1, 2013

/s/ Stephanie Grauerholz-Lofton

*By:	Stephanie Grauerholz-Lofton
Attorney-in-Fact
Pursuant to Powers of Attorney, dated May 1, 2013, filed herein as Exhibit (q)(1).

INDEX OF EXHIBITS

Exhibit Number	Exhibit Title
Exhibit (a)(16)	Fifteenth Amendment to Amended and Restated Trust Instrument, dated December 7, 2012
Exhibit (d)(74)	Amendment to Investment Advisory Agreement for Worldwide Portfolio
Exhibit (d)(75)	Amendment to Investment Advisory Agreement for Moderate Allocation Portfolio
Exhibit (g)(8)	Form of Letter Agreement for Worldwide Portfolio and Moderate Allocation Portfolio
Exhibit (h)(29)	Form of Expense Limitation Agreement for Global Technology Portfolio
Exhibit (h)(30)	Custody Agreement between HSBC and Janus Capital Management LLC
Exhibit (j)(1)	Consent of PricewaterhouseCoopers LLP
Exhibit (j)(2)	Consent of PricewaterhouseCoopers LLP for BNP Statement of Financial Condition
Exhibit (k)(3)	BNP Statement of Financial Condition
Exhibit (q)(1)	Powers of Attorney, dated May 1, 2013